UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global High Dividend Low Volatility Portfolio Class ADV - IGHAX

Voya Global High Dividend Low Volatility Portfolio Class I - IIGZX

Voya Global High Dividend Low Volatility Portfolio Class S - IGHSX

Voya Global High Dividend Low Volatility Portfolio Class S2 - IWTTX

Voya Index Plus LargeCap Portfolio Class ADV - VIPAX

Voya Index Plus LargeCap Portfolio Class I - IPLIX

Voya Index Plus LargeCap Portfolio Class S - IPLSX

Voya Index Plus MidCap Portfolio Class I - IPMIX

Voya Index Plus MidCap Portfolio Class S - IPMSX

Voya Index Plus SmallCap Portfolio Class I - IPSIX

Voya Index Plus SmallCap Portfolio Class S - IPSSX

Voya International Index Portfolio Class ADV - IIIAX

Voya International Index Portfolio Class I - IIIIX

Voya International Index Portfolio Class S - INTIX

Voya International Index Portfolio Class S2 - ISIIX

Voya Russell™ Large Cap Growth Index Portfolio Class ADV - IRLAX

Voya Russell™ Large Cap Growth Index Portfolio Class I - IRLNX

Voya Russell™ Large Cap Growth Index Portfolio Class S - IRLSX

Voya Russell™ Large Cap Index Portfolio Class ADV - IRLIX

Voya Russell™ Large Cap Index Portfolio Class I - IIRLX

Voya Russell™ Large Cap Index Portfolio Class S - IRLCX

Voya Russell™ Large Cap Index Portfolio Class S2 - IRLUX

Voya Russell™ Large Cap Value Index Portfolio Class ADV - IRVAX

Voya Russell™ Large Cap Value Index Portfolio Class I - IRVIX

Voya Russell™ Large Cap Value Index Portfolio Class S - IRVSX

Voya Russell™ Mid Cap Growth Index Portfolio Class I - IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio Class S - IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio Class S2 - IRGVX

Voya Russell™ Mid Cap Index Portfolio Class ADV - IRMAX

Voya Russell™ Mid Cap Index Portfolio Class I - IIRMX

Voya Russell™ Mid Cap Index Portfolio Class S - IRMCX

Voya Russell™ Mid Cap Index Portfolio Class S2 - IRMTX

Voya Russell™ Small Cap Index Portfolio Class ADV - IRSIX

Voya Russell™ Small Cap Index Portfolio Class I - IIRSX

Voya Russell™ Small Cap Index Portfolio Class S - IRSSX

Voya Russell™ Small Cap Index Portfolio Class S2 - IRCIX

Voya Small Company Portfolio Class ADV - IASCX

Voya Small Company Portfolio Class I - IVCSX

Voya Small Company Portfolio Class R6 - VSPRX

Voya Small Company Portfolio Class S - IVPSX

Voya U.S. Bond Index Portfolio Class ADV - ILUAX

Voya U.S. Bond Index Portfolio Class I - ILBAX

Voya U.S. Bond Index Portfolio Class S - ILABX

Voya U.S. Bond Index Portfolio Class S2 - IUSBX

Voya VACS Index Series EM Portfolio Portfolio - VVIEX

Voya VACS Index Series I Portfolio Portfolio - VVIIX

Voya VACS Index Series MC Portfolio Portfolio - VVIMX

Voya VACS Index Series SC Portfolio Portfolio - VVICX

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$121	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,553	$10,786	$11,233
2017	$12,990	$13,371	$13,154
2018	$11,787	$12,113	$11,736
2019	$14,270	$15,335	$14,288
2020	$14,090	$17,827	$14,123
2021	$16,940	$21,132	$17,221
2022	$16,030	$17,252	$16,098
2023	$17,021	$21,083	$17,952
2024	$19,128	$24,770	$20,010
2025	$22,662	$30,303	$24,171

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	18.48%	9.97%	8.53%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

Fund Statistics

  Total Net Assets$180,299,534
  # of Portfolio Holdings239
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$1,890,426

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Sector Allocation

Value	Value
Financials	26.7%
Industrials	13.9%
Health Care	12.2%
Communication Services	10.5%
Consumer Staples	8.6%
Information Technology	6.0%
Utilities	5.4%
Energy	5.0%
Consumer Discretionary	3.9%
Real Estate	3.5%
Materials	2.5%
Exchange-Traded Funds	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

92913T489-AR

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$67	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,600	$10,786	$11,233
2017	$13,116	$13,371	$13,154
2018	$11,955	$12,113	$11,736
2019	$14,548	$15,335	$14,288
2020	$14,427	$17,827	$14,123
2021	$17,438	$21,132	$17,221
2022	$16,584	$17,252	$16,098
2023	$17,702	$21,083	$17,952
2024	$19,992	$24,770	$20,010
2025	$23,792	$30,303	$24,171

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	19.00%	10.52%	9.05%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

Fund Statistics

  Total Net Assets$180,299,534
  # of Portfolio Holdings239
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$1,890,426

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Sector Allocation

Value	Value
Financials	26.7%
Industrials	13.9%
Health Care	12.2%
Communication Services	10.5%
Consumer Staples	8.6%
Information Technology	6.0%
Utilities	5.4%
Energy	5.0%
Consumer Discretionary	3.9%
Real Estate	3.5%
Materials	2.5%
Exchange-Traded Funds	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

92913T471-AR

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$93	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,576	$10,786	$11,233
2017	$13,055	$13,371	$13,154
2018	$11,865	$12,113	$11,736
2019	$14,406	$15,335	$14,288
2020	$14,248	$17,827	$14,123
2021	$17,179	$21,132	$17,221
2022	$16,300	$17,252	$16,098
2023	$17,348	$21,083	$17,952
2024	$19,547	$24,770	$20,010
2025	$23,208	$30,303	$24,171

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	18.73%	10.25%	8.78%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

Fund Statistics

  Total Net Assets$180,299,534
  # of Portfolio Holdings239
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$1,890,426

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Sector Allocation

Value	Value
Financials	26.7%
Industrials	13.9%
Health Care	12.2%
Communication Services	10.5%
Consumer Staples	8.6%
Information Technology	6.0%
Utilities	5.4%
Energy	5.0%
Consumer Discretionary	3.9%
Real Estate	3.5%
Materials	2.5%
Exchange-Traded Funds	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

92913T463-AR

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$110	1.01%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the MSCI World Value IndexSM.

↑ Top contributors to performance: The proprietary core model was the main contributor to performance, specifically the sentiment pillar. The higher dividend yield was another major contributor. Stock selection within health care, communication services, & consumer discretionary sectors were contributors. On the regional level, holdings in Europe (non-Euro) & the Asia Ex-Japan regions contributed. Underweight in UnitedHealth Group Inc., overweight in Alphabet Inc. Class A, & not owning Salesforce Inc. contributed to performance.

↓ Top detractors from performance: The lower beta positioning was the main detractor. Stock selection within information technology, materials, & industrials sectors were a headwind. Holdings in the United States, Japan, & Canada regions detracted. Not owning Micron Technology Inc., an overweight position in Paycom Software Inc., & an underweight position in JPMorgan Chase & Co. detracted.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Index℠	MSCI World Value Index℠
2015	$10,000	$10,000	$10,000
2016	$10,564	$10,786	$11,233
2017	$13,024	$13,371	$13,154
2018	$11,817	$12,113	$11,736
2019	$14,329	$15,335	$14,288
2020	$14,150	$17,827	$14,123
2021	$17,045	$21,132	$17,221
2022	$16,136	$17,252	$16,098
2023	$17,165	$21,083	$17,952
2024	$19,310	$24,770	$20,010
2025	$22,876	$30,303	$24,171

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	18.47%	10.08%	8.63%
MSCI All Country World Index℠	22.34%	11.19%	11.72%
MSCI World Value Index℠	20.79%	11.35%	9.23%

Fund Statistics

  Total Net Assets$180,299,534
  # of Portfolio Holdings239
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid$1,890,426

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Alphabet, Inc. - Class A	3.3%
Meta Platforms, Inc. - Class A	2.0%
Johnson & Johnson	1.7%
AbbVie, Inc.	1.5%
Procter & Gamble Co.	1.3%
Cisco Systems, Inc.	1.3%
Coca-Cola Co.	1.2%
Toronto-Dominion Bank	1.0%
Intuit, Inc.	1.0%
PepsiCo, Inc.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.8%
Countries-Other	4.7%
Hong Kong	1.1%
Spain	1.1%
Italy	1.1%
Germany	1.4%
Australia	1.5%
Netherlands	1.5%
France	3.6%
Japan	4.4%
Canada	4.4%
United Kingdom	4.4%
United States	69.0%

Sector Allocation

Value	Value
Financials	26.7%
Industrials	13.9%
Health Care	12.2%
Communication Services	10.5%
Consumer Staples	8.6%
Information Technology	6.0%
Utilities	5.4%
Energy	5.0%
Consumer Discretionary	3.9%
Real Estate	3.5%
Materials	2.5%
Exchange-Traded Funds	1.0%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

92913T778-AR

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$113	1.05%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	S&P 500® Index
8/24/2018	$10,000	$10,000	$10,000
2018	$8,696	$8,668	$8,783
2019	$11,253	$11,357	$11,549
2020	$12,983	$13,729	$13,674
2021	$16,698	$17,252	$17,599
2022	$13,451	$13,938	$14,412
2023	$16,871	$17,556	$18,201
2024	$21,016	$21,736	$22,755
2025	$24,089	$25,462	$26,823

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/24/2018)
Class ADV	14.62%	13.16%	12.70%
Russell 3000® Index	17.15%	13.15%	13.56%
S&P 500® Index	17.88%	14.42%	14.36%

Fund Statistics

  Total Net Assets$899,962,154
  # of Portfolio Holdings221
  Portfolio Turnover Rate63%
  Investment Advisory Fees Paid$4,010,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

92913T216-AR

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$59	0.55%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,027	$11,274	$11,196
2017	$13,744	$13,656	$13,640
2018	$12,808	$12,941	$13,043
2019	$16,657	$16,955	$17,150
2020	$19,307	$20,497	$20,305
2021	$24,954	$25,756	$26,135
2022	$20,202	$20,808	$21,402
2023	$25,468	$26,210	$27,028
2024	$31,886	$32,449	$33,790
2025	$36,734	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	15.20%	13.73%	13.90%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$899,962,154
  # of Portfolio Holdings221
  Portfolio Turnover Rate63%
  Investment Advisory Fees Paid$4,010,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

92913T836-AR

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$86	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the S&P 500® Index. Underperformance was driven by the ESG & operations pillars, while the core model contributed, with three of its five pillars being positive.

↑ Top contributors to performance:  On the sector level, stock selection within health care, real estate & financial sectors contributed the most value. Among the key contributors were an underweight position in Visa Inc. Class A, an overweight position in Citigroup Inc., & an underweight position in Fiserv, Inc.

↓ Top detractors from performance: Stock selection in the information technology, utilities, and industrials sectors detracted the most.  Key individual detractors for the period included an underweight position in Palantir Technologies Inc. Class A, an overweight position in ServiceNow, Inc., & an underweight position in Micron Technology, Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P 500® Index
2015	$10,000	$10,000	$10,000
2016	$11,000	$11,274	$11,196
2017	$13,673	$13,656	$13,640
2018	$12,711	$12,941	$13,043
2019	$16,490	$16,955	$17,150
2020	$19,066	$20,497	$20,305
2021	$24,582	$25,756	$26,135
2022	$19,854	$20,808	$21,402
2023	$24,959	$26,210	$27,028
2024	$31,179	$32,449	$33,790
2025	$35,820	$38,013	$39,832

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	14.89%	13.44%	13.61%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P 500® Index	17.88%	14.42%	14.82%

Fund Statistics

  Total Net Assets$899,962,154
  # of Portfolio Holdings221
  Portfolio Turnover Rate63%
  Investment Advisory Fees Paid$4,010,784

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.3%
Apple, Inc.	6.7%
Microsoft Corp.	6.3%
Alphabet, Inc. - Class A	5.0%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.4%
Tesla, Inc.	1.8%
Johnson & Johnson	1.2%
Citigroup, Inc.	1.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.9%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.6%
Financials	12.7%
Consumer Discretionary	10.3%
Health Care	9.8%
Communication Services	9.7%
Industrials	9.2%
Consumer Staples	4.4%
Energy	2.6%
Utilities	2.4%
Real Estate	2.3%
Materials	1.3%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.2)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

92913T737-AR

Class I: IPMIX

Voya Index Plus MidCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 400® Index . The outperformance came from the core model, with three of the five pillars contributing to performance. The valuation & sentiment indicators contributed the most.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, health care, & consumer discretionary sectors contributed the most. Among the key contributors were an overweight position in Ciena Corp., an underweight position in Avantor, Inc., & an overweight position in Rambus Inc.

↓ Top detractors from performance: Stock selection in the consumer staples, communication services, & information technology sectors detracted the most.  Key individual detractors for the period included an underweight position in Lumentum Holdings, Inc., an overweight position in BellRing Brands, Inc., & an underweight position in EchoStar Corp. Class A.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$11,814	$11,274	$12,074
2017	$13,419	$13,656	$14,035
2018	$11,494	$12,941	$12,480
2019	$14,606	$16,955	$15,749
2020	$15,812	$20,497	$17,901
2021	$20,198	$25,756	$22,333
2022	$17,312	$20,808	$19,416
2023	$20,345	$26,210	$22,608
2024	$23,433	$32,449	$25,757
2025	$25,345	$38,013	$27,689

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.16%	9.90%	9.75%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Fund Statistics

  Total Net Assets$741,150,395
  # of Portfolio Holdings312
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$3,538,764

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ciena Corp.	1.1%
Curtiss-Wright Corp.	1.1%
US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
Royal Gold, Inc.	0.9%
Equitable Holdings, Inc.	0.9%
Jones Lang LaSalle, Inc.	0.9%
Evercore, Inc. - Class A	0.9%
TopBuild Corp.	0.8%
Acuity Brands, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	23.6%
Financials	16.1%
Information Technology	13.5%
Consumer Discretionary	11.5%
Health Care	9.2%
Real Estate	6.7%
Materials	5.0%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.6%
Communication Services	1.5%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPMIX

Voya Index Plus MidCap Portfolio

92913T687-AR

Class S: IPMSX

Voya Index Plus MidCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 400® Index . The outperformance came from the core model, with three of the five pillars contributing to performance. The valuation & sentiment indicators contributed the most.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, health care, & consumer discretionary sectors contributed the most. Among the key contributors were an overweight position in Ciena Corp., an underweight position in Avantor, Inc., & an overweight position in Rambus Inc.

↓ Top detractors from performance: Stock selection in the consumer staples, communication services, & information technology sectors detracted the most.  Key individual detractors for the period included an underweight position in Lumentum Holdings, Inc., an overweight position in BellRing Brands, Inc., & an underweight position in EchoStar Corp. Class A.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P MidCap 400® Index
2015	$10,000	$10,000	$10,000
2016	$11,783	$11,274	$12,074
2017	$13,348	$13,656	$14,035
2018	$11,410	$12,941	$12,480
2019	$14,461	$16,955	$15,749
2020	$15,615	$20,497	$17,901
2021	$19,907	$25,756	$22,333
2022	$17,018	$20,808	$19,416
2023	$19,945	$26,210	$22,608
2024	$22,920	$32,449	$25,757
2025	$24,728	$38,013	$27,689

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	7.89%	9.63%	9.48%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P MidCap 400® Index	7.50%	9.12%	10.72%

Fund Statistics

  Total Net Assets$741,150,395
  # of Portfolio Holdings312
  Portfolio Turnover Rate71%
  Investment Advisory Fees Paid$3,538,764

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ciena Corp.	1.1%
Curtiss-Wright Corp.	1.1%
US Foods Holding Corp.	1.0%
Pure Storage, Inc. - Class A	1.0%
Royal Gold, Inc.	0.9%
Equitable Holdings, Inc.	0.9%
Jones Lang LaSalle, Inc.	0.9%
Evercore, Inc. - Class A	0.9%
TopBuild Corp.	0.8%
Acuity Brands, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.4%
Common Stock	98.8%

Sector Allocation

Value	Value
Industrials	23.6%
Financials	16.1%
Information Technology	13.5%
Consumer Discretionary	11.5%
Health Care	9.2%
Real Estate	6.7%
Materials	5.0%
Consumer Staples	4.2%
Energy	3.9%
Utilities	3.6%
Communication Services	1.5%
Short-Term Investments	1.4%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPMSX

Voya Index Plus MidCap Portfolio

92913T646-AR

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 600® Index. The main contributor to performance came from the core model, specifically the sentiment & operations pillars.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, consumer discretionary, & health care sectors contributed the most value. Among the key contributors were the underweight positions in Robert Half Inc. & FMC Corp., as well as not owning Newell Brands Inc.

↓ Top detractors from performance: Stock selection in the information technology, materials, & energy sectors detracted the most.  Key individual detractors included underweight positions in MP Materials Corp. Class A, Kratos Defense & Security Solutions, Inc., & TTM Technologies, Inc.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	S&P SmallCap 600® Index
2015	$10,000	$10,000	$10,000
2016	$12,732	$11,274	$12,656
2017	$13,995	$13,656	$14,330
2018	$12,260	$12,941	$13,115
2019	$14,933	$16,955	$16,103
2020	$15,738	$20,497	$17,921
2021	$20,215	$25,756	$22,727
2022	$17,384	$20,808	$19,068
2023	$20,549	$26,210	$22,129
2024	$22,334	$32,449	$24,053
2025	$24,182	$38,013	$25,500

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.27%	8.97%	9.23%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

Fund Statistics

  Total Net Assets$355,214,136
  # of Portfolio Holdings462
  Portfolio Turnover Rate76%
  Investment Advisory Fees Paid$1,630,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Piper Sandler Cos.	0.8%
Arrowhead Pharmaceuticals, Inc.	0.7%
Granite Construction, Inc.	0.7%
Element Solutions, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
EnPro Industries, Inc.	0.7%
Cushman & Wakefield Ltd.	0.6%
Urban Outfitters, Inc.	0.6%
Zurn Elkay Water Solutions Corp.	0.6%
First BanCorp/Puerto Rico	0.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	4.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.0%
Industrials	16.3%
Information Technology	14.4%
Consumer Discretionary	12.7%
Health Care	11.6%
Real Estate	5.8%
Materials	5.7%
Energy	4.2%
Communication Services	3.5%
Consumer Staples	2.7%
Utilities	2.2%
Short-Term Investments	4.5%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

92913T539-AR

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$88	0.85%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund outperformed the S&P 600® Index. The main contributor to performance came from the core model, specifically the sentiment & operations pillars.

↑ Top contributors to performance:  On the sector level, stock selection within industrials, consumer discretionary, & health care sectors contributed the most value. Among the key contributors were the underweight positions in Robert Half Inc. & FMC Corp., as well as not owning Newell Brands Inc.

↓ Top detractors from performance: Stock selection in the information technology, materials, & energy sectors detracted the most.  Key individual detractors included underweight positions in MP Materials Corp. Class A, Kratos Defense & Security Solutions, Inc., & TTM Technologies, Inc.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	S&P SmallCap 600® Index
2015	$10,000	$10,000	$10,000
2016	$12,701	$11,274	$12,656
2017	$13,921	$13,656	$14,330
2018	$12,164	$12,941	$13,115
2019	$14,786	$16,955	$16,103
2020	$15,541	$20,497	$17,921
2021	$19,913	$25,756	$22,727
2022	$17,085	$20,808	$19,068
2023	$20,142	$26,210	$22,129
2024	$21,832	$32,449	$24,053
2025	$23,605	$38,013	$25,500

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.12%	8.72%	8.97%
Russell 3000® Index	17.15%	13.15%	14.29%
S&P SmallCap 600® Index	6.02%	7.31%	9.81%

Fund Statistics

  Total Net Assets$355,214,136
  # of Portfolio Holdings462
  Portfolio Turnover Rate76%
  Investment Advisory Fees Paid$1,630,502

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Piper Sandler Cos.	0.8%
Arrowhead Pharmaceuticals, Inc.	0.7%
Granite Construction, Inc.	0.7%
Element Solutions, Inc.	0.7%
Franklin Electric Co., Inc.	0.7%
EnPro Industries, Inc.	0.7%
Cushman & Wakefield Ltd.	0.6%
Urban Outfitters, Inc.	0.6%
Zurn Elkay Water Solutions Corp.	0.6%
First BanCorp/Puerto Rico	0.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	4.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.0%
Industrials	16.3%
Information Technology	14.4%
Consumer Discretionary	12.7%
Health Care	11.6%
Real Estate	5.8%
Materials	5.7%
Energy	4.2%
Communication Services	3.5%
Consumer Staples	2.7%
Utilities	2.2%
Short-Term Investments	4.5%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

92913T455-AR

Class ADV: IIIAX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$108	0.94%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class ADV	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,450	$10,100
2017	$12,465	$13,291	$12,628
2018	$10,706	$11,404	$10,887
2019	$12,940	$13,857	$13,283
2020	$13,882	$15,333	$14,321
2021	$15,327	$16,532	$15,934
2022	$13,023	$13,887	$13,632
2023	$15,251	$16,055	$16,118
2024	$15,649	$16,944	$16,734
2025	$20,387	$22,431	$21,958

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	30.28%	7.99%	7.38%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Statistics

  Total Net Assets$585,503,628
  # of Portfolio Holdings710
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,539,622

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Sector Allocation

Value	Value
Financials	24.6%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.5%
Information Technology	8.1%
Consumer Staples	7.2%
Materials	5.4%
Communication Services	4.2%
Utilities	3.6%
Energy	3.0%
Real Estate	1.8%
Short-Term Investments	7.8%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIIAX

Voya International Index Portfolio

92913T679-AR

Class I: IIIIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$53	0.46%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class I	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,083	$10,450	$10,100
2017	$12,592	$13,291	$12,628
2018	$10,863	$11,404	$10,887
2019	$13,192	$13,857	$13,283
2020	$14,235	$15,333	$14,321
2021	$15,781	$16,532	$15,934
2022	$13,479	$13,887	$13,632
2023	$15,869	$16,055	$16,118
2024	$16,350	$16,944	$16,734
2025	$21,402	$22,431	$21,958

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	30.89%	8.50%	7.91%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Statistics

  Total Net Assets$585,503,628
  # of Portfolio Holdings710
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,539,622

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Sector Allocation

Value	Value
Financials	24.6%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.5%
Information Technology	8.1%
Consumer Staples	7.2%
Materials	5.4%
Communication Services	4.2%
Utilities	3.6%
Energy	3.0%
Real Estate	1.8%
Short-Term Investments	7.8%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIIIX

Voya International Index Portfolio

92913T554-AR

Class S: INTIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$81	0.70%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class S	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,055	$10,450	$10,100
2017	$12,518	$13,291	$12,628
2018	$10,783	$11,404	$10,887
2019	$13,052	$13,857	$13,283
2020	$14,046	$15,333	$14,321
2021	$15,537	$16,532	$15,934
2022	$13,226	$13,887	$13,632
2023	$15,546	$16,055	$16,118
2024	$15,968	$16,944	$16,734
2025	$20,835	$22,431	$21,958

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	30.48%	8.21%	7.62%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Statistics

  Total Net Assets$585,503,628
  # of Portfolio Holdings710
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,539,622

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Sector Allocation

Value	Value
Financials	24.6%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.5%
Information Technology	8.1%
Consumer Staples	7.2%
Materials	5.4%
Communication Services	4.2%
Utilities	3.6%
Energy	3.0%
Real Estate	1.8%
Short-Term Investments	7.8%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: INTIX

Voya International Index Portfolio

92913T612-AR

Class S2: ISIIX

Voya International Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$98	0.85%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class S2	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,450	$10,100
2017	$12,490	$13,291	$12,628
2018	$10,733	$11,404	$10,887
2019	$12,979	$13,857	$13,283
2020	$13,940	$15,333	$14,321
2021	$15,402	$16,532	$15,934
2022	$13,094	$13,887	$13,632
2023	$15,359	$16,055	$16,118
2024	$15,762	$16,944	$16,734
2025	$20,540	$22,431	$21,958

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	30.31%	8.06%	7.46%
MSCI All Country World Ex-U.S. Index℠	32.39%	7.91%	8.41%
MSCI EAFE® Index	31.22%	8.92%	8.18%

Fund Statistics

  Total Net Assets$585,503,628
  # of Portfolio Holdings710
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid$3,539,622

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	3.0%
Countries-Other	11.3%
Sweden	3.1%
Italy	3.2%
Spain	3.6%
Netherlands	4.4%
Switzerland	4.8%
Australia	6.8%
France	8.8%
United States	9.2%
Germany	9.3%
United Kingdom	11.0%
Japan	21.5%

Sector Allocation

Value	Value
Financials	24.6%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.5%
Information Technology	8.1%
Consumer Staples	7.2%
Materials	5.4%
Communication Services	4.2%
Utilities	3.6%
Energy	3.0%
Real Estate	1.8%
Short-Term Investments	7.8%
Liabilities in Excess of Other Assets	(4.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIIX

Voya International Index Portfolio

92913T711-AR

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$101	0.93%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,143
2016	$10,613	$10,929	$10,848
2017	$13,860	$13,238	$14,311
2018	$13,660	$12,545	$14,236
2019	$18,468	$16,436	$19,430
2020	$25,450	$19,869	$27,073
2021	$33,082	$24,968	$35,531
2022	$23,024	$20,172	$24,964
2023	$33,452	$25,408	$36,603
2024	$44,797	$31,456	$49,472
2025	$52,648	$38,013	$57,856

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	17.53%	15.65%	18.07%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

Fund Statistics

  Total Net Assets$1,567,113,778
  # of Portfolio Holdings112
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$5,303,977

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

92913T877-AR

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.43%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,657	$11,274	$10,695
2017	$13,988	$13,656	$14,109
2018	$13,853	$12,941	$14,035
2019	$18,817	$16,955	$19,156
2020	$26,055	$20,497	$26,691
2021	$34,045	$25,756	$35,030
2022	$23,822	$20,808	$24,612
2023	$34,778	$26,210	$36,087
2024	$46,811	$32,449	$48,774
2025	$55,294	$38,013	$57,856

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	18.12%	16.24%	18.65%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

Fund Statistics

  Total Net Assets$1,567,113,778
  # of Portfolio Holdings112
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$5,303,977

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

92913T885-AR

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.68%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Growth Index. The Fund attempts to track the Russell Top 200® Growth Index by principally investing stocks that make up the Russell Top 200® Growth Index. The Fund may not always hold all of the same securities as the Russell Top 200® Growth Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within utilities, communication services & information technology.

↓ Top detractors from performance: By contrast, real estate & consumer staples were the bottom performing sectors on an absolute basis for the reporting period posted negative returns.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,631	$11,274	$10,695
2017	$13,919	$13,656	$14,109
2018	$13,751	$12,941	$14,035
2019	$18,628	$16,955	$19,156
2020	$25,730	$20,497	$26,691
2021	$33,541	$25,756	$35,030
2022	$23,409	$20,808	$24,612
2023	$34,095	$26,210	$36,087
2024	$45,775	$32,449	$48,774
2025	$53,933	$38,013	$57,856

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.82%	15.95%	18.35%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Growth Index	18.62%	16.73%	19.19%

Fund Statistics

  Total Net Assets$1,567,113,778
  # of Portfolio Holdings112
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid$5,303,977

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	13.8%
Apple, Inc.	12.6%
Microsoft Corp.	11.4%
Amazon.com, Inc.	4.0%
Alphabet, Inc. - Class A	3.8%
Broadcom, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc. - Class A	3.5%
Eli Lilly & Co.	3.1%
Alphabet, Inc. - Class C	3.1%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	53.7%
Communication Services	12.2%
Consumer Discretionary	10.9%
Health Care	7.5%
Financials	6.4%
Industrials	4.6%
Consumer Staples	2.7%
Exchange-Traded Funds	0.9%
Real Estate	0.4%
Materials	0.3%
Energy	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

92913T802-AR

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$94	0.86%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,045	$11,274	$11,133
2017	$13,470	$13,656	$13,689
2018	$12,943	$12,941	$13,268
2019	$16,910	$16,955	$17,480
2020	$20,503	$20,497	$21,390
2021	$26,000	$25,756	$27,358
2022	$20,675	$20,808	$21,949
2023	$26,620	$26,210	$28,502
2024	$33,630	$32,449	$36,322
2025	$39,728	$38,013	$43,292

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	18.13%	14.14%	14.79%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

Fund Statistics

  Total Net Assets$1,013,313,652
  # of Portfolio Holdings201
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$2,512,662

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

92913T620-AR

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$39	0.36%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,095	$11,274	$11,133
2017	$13,599	$13,656	$13,689
2018	$13,129	$12,941	$13,268
2019	$17,244	$16,955	$17,480
2020	$21,013	$20,497	$21,390
2021	$26,771	$25,756	$27,358
2022	$21,399	$20,808	$21,949
2023	$27,692	$26,210	$28,502
2024	$35,154	$32,449	$36,322
2025	$41,744	$38,013	$43,292

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	18.75%	14.72%	15.36%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

Fund Statistics

  Total Net Assets$1,013,313,652
  # of Portfolio Holdings201
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$2,512,662

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

92913T497-AR

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$67	0.61%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,074	$11,274	$11,133
2017	$13,540	$13,656	$13,689
2018	$13,041	$12,941	$13,268
2019	$17,078	$16,955	$17,480
2020	$20,763	$20,497	$21,390
2021	$26,395	$25,756	$27,358
2022	$21,047	$20,808	$21,949
2023	$27,167	$26,210	$28,502
2024	$34,400	$32,449	$36,322
2025	$40,766	$38,013	$43,292

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	18.51%	14.45%	15.09%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

Fund Statistics

  Total Net Assets$1,013,313,652
  # of Portfolio Holdings201
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$2,512,662

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

92913T562-AR

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$83	0.76%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Index. The Fund attempts to track the Russell Top 200® Index by principally investing in stocks that make up the Russell Top 200® Index. The Fund may not always hold all of the same securities as the Russell Top 200® Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, industrials and materials.

↓ Top detractors from performance: By contrast, consumer staples was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Top 200® Index
2015	$10,000	$10,000	$10,000
2016	$11,053	$11,274	$11,133
2017	$13,493	$13,656	$13,689
2018	$12,979	$12,941	$13,268
2019	$16,977	$16,955	$17,480
2020	$20,605	$20,497	$21,390
2021	$26,152	$25,756	$27,358
2022	$20,817	$20,808	$21,949
2023	$26,830	$26,210	$28,502
2024	$33,919	$32,449	$36,322
2025	$40,118	$38,013	$43,292

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	18.28%	14.25%	14.90%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Index	19.19%	15.14%	15.78%

Fund Statistics

  Total Net Assets$1,013,313,652
  # of Portfolio Holdings201
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$2,512,662

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NVIDIA Corp.	8.6%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Amazon.com, Inc.	4.4%
Alphabet, Inc. - Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	2.9%
Meta Platforms, Inc. - Class A	2.8%
Tesla, Inc.	2.5%
Berkshire Hathaway, Inc. - Class B	1.8%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.7%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	37.3%
Financials	13.1%
Communication Services	11.8%
Consumer Discretionary	10.1%
Health Care	9.5%
Industrials	6.6%
Consumer Staples	4.6%
Energy	2.2%
Utilities	1.3%
Materials	1.3%
Real Estate	0.9%
Exchange-Traded Funds	0.7%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

92913T745-AR

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$101	0.93%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,510	$11,274	$11,620
2017	$13,012	$13,656	$13,227
2018	$12,078	$12,941	$12,404
2019	$15,134	$16,955	$15,674
2020	$15,284	$20,497	$15,931
2021	$18,713	$25,756	$19,669
2022	$17,598	$20,808	$18,664
2023	$19,302	$26,210	$20,650
2024	$22,077	$32,449	$23,782
2025	$25,919	$38,013	$28,175

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	17.40%	11.14%	9.99%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

Fund Statistics

  Total Net Assets$288,324,419
  # of Portfolio Holdings155
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$918,514

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

92913T703-AR

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$47	0.43%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,564	$11,274	$11,620
2017	$13,120	$13,656	$13,227
2018	$12,251	$12,941	$12,404
2019	$15,426	$16,955	$15,674
2020	$15,655	$20,497	$15,931
2021	$19,254	$25,756	$19,669
2022	$18,198	$20,808	$18,664
2023	$20,068	$26,210	$20,650
2024	$23,075	$32,449	$23,782
2025	$27,216	$38,013	$28,175

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	17.94%	11.69%	10.53%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

Fund Statistics

  Total Net Assets$288,324,419
  # of Portfolio Holdings155
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$918,514

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

92913T604-AR

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$74	0.68%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Top 200® Value Index. The Fund attempts to track the Russell Top 200® Value Index by principally investing in stocks that make up the Russell Top 200® Value Index. The Fund may not always hold all of the same securities as the Russell Top 200® Value Index.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within communication services, information technology, materials & industrials.

↓ Top detractors from performance: By contrast, consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Top 200® Value Index
2015	$10,000	$10,000	$10,000
2016	$11,530	$11,274	$11,620
2017	$13,052	$13,656	$13,227
2018	$12,157	$12,941	$12,404
2019	$15,271	$16,955	$15,674
2020	$15,455	$20,497	$15,931
2021	$18,966	$25,756	$19,669
2022	$17,882	$20,808	$18,664
2023	$19,668	$26,210	$20,650
2024	$22,552	$32,449	$23,782
2025	$26,541	$38,013	$28,175

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	17.69%	11.42%	10.25%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Top 200® Value Index	18.47%	12.08%	10.91%

Fund Statistics

  Total Net Assets$288,324,419
  # of Portfolio Holdings155
  Portfolio Turnover Rate32%
  Investment Advisory Fees Paid$918,514

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.5%
JPMorgan Chase & Co.	4.2%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class C	2.6%
Exxon Mobil Corp.	2.5%
Johnson & Johnson	2.4%
Walmart, Inc.	2.1%
Bank of America Corp.	1.6%
Procter & Gamble Co.	1.6%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Value	Value
Financials	24.3%
Health Care	13.9%
Information Technology	11.4%
Industrials	10.7%
Communication Services	10.6%
Consumer Staples	7.9%
Consumer Discretionary	6.9%
Energy	5.3%
Utilities	3.1%
Materials	2.9%
Real Estate	1.7%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.2%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

92913T505-AR

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.41%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,711	$11,274	$10,733
2017	$13,353	$13,656	$13,445
2018	$12,667	$12,941	$12,807
2019	$17,084	$16,955	$17,349
2020	$23,035	$20,497	$23,524
2021	$25,867	$25,756	$26,518
2022	$18,891	$20,808	$19,433
2023	$23,679	$26,210	$24,459
2024	$28,780	$32,449	$29,865
2025	$31,183	$38,013	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.35%	6.24%	12.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$73,192,863
  # of Portfolio Holdings285
  Portfolio Turnover Rate62%
  Investment Advisory Fees Paid$2,461,926

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T307-AR

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$68	0.65%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,681	$11,274	$10,733
2017	$13,283	$13,656	$13,445
2018	$12,570	$12,941	$12,807
2019	$16,910	$16,955	$17,349
2020	$22,747	$20,497	$23,524
2021	$25,483	$25,756	$26,518
2022	$18,562	$20,808	$19,433
2023	$23,206	$26,210	$24,459
2024	$28,143	$32,449	$29,865
2025	$30,417	$38,013	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	8.08%	5.98%	11.77%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$73,192,863
  # of Portfolio Holdings285
  Portfolio Turnover Rate62%
  Investment Advisory Fees Paid$2,461,926

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T109-AR

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$84	0.81%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Growth Index. The Fund attempts to track the Russell Midcap® Growth Index by principally investing in stocks that make up the Russell Midcap® Growth Index. The Fund may not always hold all of the same securities as the Russell Midcap® Growth Index.

↑ Top contributors to performance: Absolute performance was strongest within utilities, health care & materials.

↓ Top detractors from performance: By contrast, consumer staples, energy & communication services were the bottom absolute performing sectors.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Growth Index
2015	$10,000	$10,000	$10,000
2016	$10,665	$11,274	$10,733
2017	$13,244	$13,656	$13,445
2018	$12,511	$12,941	$12,807
2019	$16,810	$16,955	$17,349
2020	$22,578	$20,497	$23,524
2021	$25,252	$25,756	$26,518
2022	$18,367	$20,808	$19,433
2023	$22,929	$26,210	$24,459
2024	$27,761	$32,449	$29,865
2025	$29,956	$38,013	$32,451

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	7.91%	5.82%	11.60%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Fund Statistics

  Total Net Assets$73,192,863
  # of Portfolio Holdings285
  Portfolio Turnover Rate62%
  Investment Advisory Fees Paid$2,461,926

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Howmet Aerospace, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.3%
Hilton Worldwide Holdings, Inc.	2.2%
AmerisourceBergen Corp.	2.0%
Cloudflare, Inc. - Class A	2.0%
Vertiv Holdings Co. - Class A	2.0%
Carvana Co.	1.9%
Vistra Corp.	1.8%
IDEXX Laboratories, Inc.	1.8%
Alnylam Pharmaceuticals, Inc.	1.7%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.3%
Exchange-Traded Funds	0.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Consumer Discretionary	21.5%
Industrials	20.5%
Information Technology	16.7%
Health Care	15.2%
Financials	9.7%
Communication Services	5.8%
Utilities	2.8%
Energy	2.6%
Consumer Staples	1.5%
Real Estate	1.3%
Exchange-Traded Funds	0.8%
Materials	0.3%
Short-Term Investments	1.3%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T208-AR

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$95	0.91%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,286	$11,274	$11,380
2017	$13,248	$13,656	$13,488
2018	$11,949	$12,941	$12,266
2019	$15,453	$16,955	$16,012
2020	$17,926	$20,497	$18,749
2021	$21,798	$25,756	$22,983
2022	$17,860	$20,808	$19,002
2023	$20,773	$26,210	$22,276
2024	$23,748	$32,449	$25,694
2025	$26,026	$38,013	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	9.60%	7.74%	10.04%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$611,509,624
  # of Portfolio Holdings822
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,491,193

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

92913T638-AR

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.41%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,340	$11,274	$11,380
2017	$13,378	$13,656	$13,488
2018	$12,133	$12,941	$12,266
2019	$15,766	$16,955	$16,012
2020	$18,394	$20,497	$18,749
2021	$22,473	$25,756	$22,983
2022	$18,514	$20,808	$19,002
2023	$21,629	$26,210	$22,276
2024	$24,852	$32,449	$25,694
2025	$27,357	$38,013	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.08%	8.26%	10.59%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$611,509,624
  # of Portfolio Holdings822
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,491,193

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

92913T513-AR

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$68	0.65%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,312	$11,274	$11,380
2017	$13,310	$13,656	$13,488
2018	$12,037	$12,941	$12,266
2019	$15,616	$16,955	$16,012
2020	$18,166	$20,497	$18,749
2021	$22,125	$25,756	$22,983
2022	$18,195	$20,808	$19,002
2023	$21,198	$26,210	$22,276
2024	$24,282	$32,449	$25,694
2025	$26,691	$38,013	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	9.92%	8.00%	10.32%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$611,509,624
  # of Portfolio Holdings822
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,491,193

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

92913T570-AR

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$85	0.81%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell Midcap® Index
2015	$10,000	$10,000	$10,000
2016	$11,299	$11,274	$11,380
2017	$13,273	$13,656	$13,488
2018	$11,980	$12,941	$12,266
2019	$15,521	$16,955	$16,012
2020	$18,021	$20,497	$18,749
2021	$21,928	$25,756	$22,983
2022	$17,999	$20,808	$19,002
2023	$20,944	$26,210	$22,276
2024	$23,950	$32,449	$25,694
2025	$26,282	$38,013	$28,417

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	9.74%	7.84%	10.15%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell Midcap® Index	10.60%	8.67%	11.01%

Fund Statistics

  Total Net Assets$611,509,624
  # of Portfolio Holdings822
  Portfolio Turnover Rate26%
  Investment Advisory Fees Paid$2,491,193

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.7%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.6%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%
AmerisourceBergen Corp.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.5)%
Short-Term Investments	1.5%
Exchange-Traded Funds	0.4%
Common Stock	99.6%

Sector Allocation

Value	Value
Industrials	18.4%
Financials	15.3%
Information Technology	12.2%
Consumer Discretionary	11.5%
Health Care	9.9%
Real Estate	6.9%
Utilities	6.0%
Energy	5.6%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	4.2%
Exchange-Traded Funds	0.4%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(1.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

92913T752-AR

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$99	0.93%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,056	$11,274	$12,131
2017	$13,701	$13,656	$13,908
2018	$12,101	$12,941	$12,377
2019	$15,074	$16,955	$15,535
2020	$17,928	$20,497	$18,636
2021	$20,404	$25,756	$21,398
2022	$16,116	$20,808	$17,024
2023	$18,684	$26,210	$19,907
2024	$20,663	$32,449	$22,203
2025	$23,137	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	11.98%	5.23%	8.75%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$330,942,067
  # of Portfolio Holdings1,760
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$1,323,436

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

92913T653-AR

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$46	0.43%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,111	$11,274	$12,131
2017	$13,839	$13,656	$13,908
2018	$12,279	$12,941	$12,377
2019	$15,369	$16,955	$15,535
2020	$18,375	$20,497	$18,636
2021	$21,011	$25,756	$21,398
2022	$16,663	$20,808	$17,024
2023	$19,441	$26,210	$19,907
2024	$21,604	$32,449	$22,203
2025	$24,307	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	12.51%	5.75%	9.29%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$330,942,067
  # of Portfolio Holdings1,760
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$1,323,436

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

92913T521-AR

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$72	0.68%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,081	$11,274	$12,131
2017	$13,768	$13,656	$13,908
2018	$12,194	$12,941	$12,377
2019	$15,214	$16,955	$15,535
2020	$18,156	$20,497	$18,636
2021	$20,706	$25,756	$21,398
2022	$16,380	$20,808	$17,024
2023	$19,059	$26,210	$19,907
2024	$21,121	$32,449	$22,203
2025	$23,670	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	12.07%	5.45%	9.00%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$330,942,067
  # of Portfolio Holdings1,760
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$1,323,436

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

92913T588-AR

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$88	0.83%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Class S2	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,070	$11,274	$12,131
2017	$13,731	$13,656	$13,908
2018	$12,138	$12,941	$12,377
2019	$15,136	$16,955	$15,535
2020	$18,016	$20,497	$18,636
2021	$20,528	$25,756	$21,398
2022	$16,215	$20,808	$17,024
2023	$18,842	$26,210	$19,907
2024	$20,844	$32,449	$22,203
2025	$23,359	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	12.07%	5.33%	8.85%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$330,942,067
  # of Portfolio Holdings1,760
  Portfolio Turnover Rate11%
  Investment Advisory Fees Paid$1,323,436

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	21.6%
Common Stock	96.8%

Sector Allocation

Value	Value
Health Care	18.2%
Financials	17.0%
Industrials	16.6%
Information Technology	14.4%
Consumer Discretionary	8.8%
Real Estate	5.5%
Energy	4.6%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	21.6%
Liabilities in Excess of Other Assets	(18.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

92913T760-AR

Class ADV: IASCX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$143	1.37%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class ADV	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,385	$11,274	$12,131
2017	$13,708	$13,656	$13,908
2018	$11,484	$12,941	$12,377
2019	$14,419	$16,955	$15,535
2020	$16,111	$20,497	$18,636
2021	$18,396	$25,756	$21,398
2022	$15,262	$20,808	$17,024
2023	$17,913	$26,210	$19,907
2024	$19,704	$32,449	$22,203
2025	$21,287	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	8.03%	5.73%	7.85%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$196,321,178
  # of Portfolio Holdings176
  Portfolio Turnover Rate111%
  Investment Advisory Fees Paid$1,562,089

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASCX

Voya Small Company Portfolio

92913T695-AR

Class I: IVCSX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$91	0.87%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class I	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,449	$11,274	$12,131
2017	$13,854	$13,656	$13,908
2018	$11,659	$12,941	$12,377
2019	$14,715	$16,955	$15,535
2020	$16,522	$20,497	$18,636
2021	$18,961	$25,756	$21,398
2022	$15,799	$20,808	$17,024
2023	$18,643	$26,210	$19,907
2024	$20,611	$32,449	$22,203
2025	$22,381	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.59%	6.26%	8.39%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$196,321,178
  # of Portfolio Holdings176
  Portfolio Turnover Rate111%
  Investment Advisory Fees Paid$1,562,089

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVCSX

Voya Small Company Portfolio

92913T430-AR

Class R6: VSPRX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$83	0.80%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class R6	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,449	$11,274	$12,131
2017	$13,847	$13,656	$13,908
2018	$11,652	$12,941	$12,377
2019	$14,706	$16,955	$15,535
2020	$16,520	$20,497	$18,636
2021	$18,959	$25,756	$21,398
2022	$15,807	$20,808	$17,024
2023	$18,661	$26,210	$19,907
2024	$20,655	$32,449	$22,203
2025	$22,435	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	8.62%	6.31%	8.42%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$196,321,178
  # of Portfolio Holdings176
  Portfolio Turnover Rate111%
  Investment Advisory Fees Paid$1,562,089

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSPRX

Voya Small Company Portfolio

92913T273-AR

Class S: IVPSX

Voya Small Company Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$117	1.11%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Russell 2000® Index due to unfavorable stock selection.

↑ Top contributors to performance: Stock selection in the health care & financials sectors contributed to performance. An underweight in the consumer discretionary and energy sectors & an overweight to the information technology sector contributed to performance. On an individual stock basis, the overweights to Guardant Health, Inc. & Hims & Hers Health, Inc., as well as positioning in Primoris Services Corp. contributed to performance.

↓ Top detractors from performance: Stock selection in the information technology, materials, & industrials sectors detracted the most from performance. On an individual stock basis position in Bloom Energy Corp., & overweight positions in Vertex, Inc., and GEO Group Inc. detracted the most from performance.

Total Return Based on $10,000 Investment

	Class S	Russell 3000® Index	Russell 2000® Index
2015	$10,000	$10,000	$10,000
2016	$12,416	$11,274	$12,131
2017	$13,783	$13,656	$13,908
2018	$11,571	$12,941	$12,377
2019	$14,563	$16,955	$15,535
2020	$16,317	$20,497	$18,636
2021	$18,677	$25,756	$21,398
2022	$15,528	$20,808	$17,024
2023	$18,274	$26,210	$19,907
2024	$20,163	$32,449	$22,203
2025	$22,209	$38,013	$25,047

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	10.15%	6.36%	8.31%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000® Index	12.81%	6.09%	9.62%

Fund Statistics

  Total Net Assets$196,321,178
  # of Portfolio Holdings176
  Portfolio Turnover Rate111%
  Investment Advisory Fees Paid$1,562,089

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Mueller Water Products, Inc. - Class A	2.1%
Flowserve Corp.	2.0%
Alignment Healthcare, Inc.	1.9%
iShares Russell 2000 ETF	1.7%
Hancock Whitney Corp.	1.2%
Guardant Health, Inc.	1.2%
Applied Industrial Technologies, Inc.	1.2%
Genworth Financial, Inc. - Class A	1.2%
Progyny, Inc.	1.2%
CareTrust REIT, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.7)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.7%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	17.1%
Information Technology	16.8%
Industrials	16.3%
Real Estate	7.0%
Consumer Discretionary	5.4%
Utilities	5.1%
Communication Services	3.8%
Materials	3.6%
Energy	2.4%
Exchange-Traded Funds	1.7%
Consumer Staples	0.7%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.7)%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPSX

Voya Small Company Portfolio

92913T448-AR

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$90	0.87%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class ADV	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,187	$10,265
2017	$10,461	$10,628
2018	$10,373	$10,629
2019	$11,171	$11,556
2020	$11,918	$12,424
2021	$11,645	$12,233
2022	$10,062	$10,641
2023	$10,516	$11,230
2024	$10,558	$11,370
2025	$11,210	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class ADV	6.18%	-1.22%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$488,750,102
  # of Portfolio Holdings4,421
  Portfolio Turnover Rate420%
  Investment Advisory Fees Paid$3,289,950

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

92913T661-AR

Class I: ILBAX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,233	$10,265
2017	$10,560	$10,628
2018	$10,526	$10,629
2019	$11,399	$11,556
2020	$12,220	$12,424
2021	$11,992	$12,233
2022	$10,420	$10,641
2023	$10,945	$11,230
2024	$11,033	$11,370
2025	$11,772	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.70%	-0.75%	1.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$488,750,102
  # of Portfolio Holdings4,421
  Portfolio Turnover Rate420%
  Investment Advisory Fees Paid$3,289,950

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBAX

Voya U.S. Bond Index Portfolio

92913T547-AR

Class S: ILABX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$63	0.61%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class S	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,210	$10,265
2017	$10,510	$10,628
2018	$10,449	$10,629
2019	$11,279	$11,556
2020	$12,074	$12,424
2021	$11,818	$12,233
2022	$10,238	$10,641
2023	$10,727	$11,230
2024	$10,797	$11,370
2025	$11,542	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S	6.91%	-0.90%	1.45%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$488,750,102
  # of Portfolio Holdings4,421
  Portfolio Turnover Rate420%
  Investment Advisory Fees Paid$3,289,950

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILABX

Voya U.S. Bond Index Portfolio

92913T596-AR

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$79	0.77%

How did the Fund perform in the past 12 months?

For the year ended December 31, 2025, the Fund underperformed the Bloomberg U.S. Aggregate Bond Index. The Fund is designed to replicate the risk and return drivers of the index.

↑ Top contributors to performance: Duration and curve positioning contributed, and to a lesser extent, sector allocation.

↓ Top detractors from performance: Security selection detracted from performance for the period.

Total Return Based on $10,000 Investment

	Class S2	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,197	$10,265
2017	$10,481	$10,628
2018	$10,404	$10,629
2019	$11,225	$11,556
2020	$11,987	$12,424
2021	$11,715	$12,233
2022	$10,133	$10,641
2023	$10,601	$11,230
2024	$10,654	$11,370
2025	$11,324	$12,200

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class S2	6.29%	-1.13%	1.25%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

Fund Statistics

  Total Net Assets$488,750,102
  # of Portfolio Holdings4,421
  Portfolio Turnover Rate420%
  Investment Advisory Fees Paid$3,289,950

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.000%, 11/15/35	7.8%
United States Treasury Notes, 3.375%, 12/31/27	5.3%
United States Treasury Notes, 3.500%, 12/15/28	4.7%
United States Treasury Notes, 3.625%, 12/31/30	3.8%
United States Treasury Bonds, 4.750%, 05/15/55	3.0%
United States Treasury Bonds, 4.625%, 11/15/45	2.7%
United States Treasury Notes, 3.875%, 12/31/32	2.0%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	2.0%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 06/01/36	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	10.4%
Asset-Backed Securities	0.5%
Municipal Bonds	0.5%
Commercial Mortgage-Backed Securities	0.6%
Sovereign Bonds	2.6%
Corporate Bonds/Notes	25.9%
U.S. Government Agency Obligations	27.1%
U.S. Treasury Obligations	32.4%

Material Fund Changes

This is a summary of certain changes to the Portfolio during the year ended December 31, 2025. For more complete information, you may review the Portfolio’s Prospectus at https://individuals.voya.com/production/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling Voya at 1-800-992-0180.

Effective May 1, 2025, the Portfolio amended its investment policies in accordance with the investment focus that the Portfolio’s name suggests. Corresponding changes were also made to the Portfolio’s principal investment strategies and risks.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

92913T729-AR

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$19	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EM IndexSM. The Fund attempts to track the MSCI EM IndexSM by investing in most of the stocks that make up the MSCI EM IndexSM. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EM IndexSM. This approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EM IndexSM. The Fund may not always hold all of the same securities as the MSCI EM IndexSM.

↑ Top contributors to performance: While all regions generated positive returns for the reporting period, absolute performance was strongest in Europe and Latin America.

↓ Top detractors from performance: Absolute performance was weakest in Africa/Mideast.

Total Return Based on $10,000 Investment

	Voya VACS Index Series EM Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI Emerging Markets Index℠
3/15/2023	$10,000	$10,000	$10,000
2023	$11,040	$11,473	$11,070
2024	$11,719	$12,108	$11,901
2025	$15,718	$16,029	$15,895

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (3/15/2023)
Voya VACS Index Series EM Portfolio	34.13%	17.55%
MSCI All Country World Ex-U.S. Index℠	32.39%	18.41%
MSCI Emerging Markets Index℠	33.57%	18.05%

Fund Statistics

  Total Net Assets$536,524,214
  # of Portfolio Holdings955
  Portfolio Turnover Rate5%
  Investment Advisory Fees Paid$717,851

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.3%
Alibaba Group Holding Ltd.	3.0%
SK Hynix, Inc.	2.4%
HDFC Bank Ltd.	1.2%
Reliance Industries Ltd.	1.0%
China Construction Bank Corp. - Class H	0.9%
Hon Hai Precision Industry Co. Ltd.	0.9%
Xiaomi Corp. - Class B	0.8%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	6.8%
Indonesia	1.1%
Malaysia	1.2%
United Arab Emirates	1.4%
Mexico	2.0%
Saudi Arabia	2.8%
South Africa	3.2%
Brazil	4.2%
South Korea	13.0%
India	14.9%
Taiwan	20.0%
China	26.6%

Sector Allocation

Value	Value
Information Technology	27.5%
Financials	21.8%
Consumer Discretionary	11.4%
Communication Services	9.1%
Industrials	6.8%
Materials	6.8%
Energy	3.8%
Consumer Staples	3.6%
Health Care	3.0%
Utilities	2.2%
Real Estate	1.2%
Short-Term Investments	3.8%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

92913T182-AR

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$19	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the MSCI EAFE®. The Fund attempts to track the MSCI EAFE® by investing in most of the stocks which make up the MSCI EAFE®. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the MSCI EAFE®. The approach is employed because of the relatively large number of small and/or illiquid stocks in the MSCI EAFE®. The Fund may not always hold all of the same securities as the MSCI EAFE®.

↑ Top contributors to performance: While all sectors posted positive returns for the reporting period, absolute performance was strongest within financials, utilities & industrials.

↓ Top detractors from performance: Consumer discretionary was the bottom absolute performing sector for the period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series I Portfolio	MSCI All Country World Ex-U.S. Index℠	MSCI EAFE® Index
2/3/2023	$10,000	$10,000	$10,000
2023	$10,900	$10,614	$10,799
2024	$11,264	$11,201	$11,212
2025	$14,791	$14,829	$14,712

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/3/2023)
Voya VACS Index Series I Portfolio	31.31%	14.41%
MSCI All Country World Ex-U.S. Index℠	32.39%	14.51%
MSCI EAFE® Index	31.22%	14.20%

Fund Statistics

  Total Net Assets$2,149,881,612
  # of Portfolio Holdings730
  Portfolio Turnover Rate19%
  Investment Advisory Fees Paid$2,671,989

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

ASML Holding NV	2.0%
Roche Holding AG	1.4%
AstraZeneca PLC	1.4%
HSBC Holdings PLC	1.3%
Novartis AG	1.3%
Nestle SA	1.2%
SAP SE	1.2%
Shell PLC	1.0%
Siemens AG	1.0%
Toyota Motor Corp.	1.0%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.2%
Countries-Other	11.3%
Sweden	3.2%
Italy	3.3%
Spain	3.7%
Netherlands	4.5%
Switzerland	4.9%
Australia	6.9%
France	9.0%
United States	9.4%
Germany	9.5%
United Kingdom	11.2%
Japan	21.9%

Sector Allocation

Value	Value
Financials	25.0%
Industrials	19.0%
Health Care	11.2%
Consumer Discretionary	9.7%
Information Technology	8.3%
Consumer Staples	7.3%
Materials	5.5%
Communication Services	4.3%
Utilities	3.6%
Energy	3.1%
Real Estate	1.8%
Short-Term Investments	4.3%
Liabilities in Excess of Other Assets	(3.1)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

92913T174-AR

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell Midcap® Index. The Fund attempts to track the Russell Midcap® Index by principally investing in stocks that make up the Russell Midcap® Index. The Fund may not always hold all of the same securities as the Russell Midcap® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within information technology, communication services, utilities and industrials.

↓ Top detractors from performance: By contrast, consumer staples and real estate were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series MC Portfolio	Russell 3000® Index	Russell Midcap® Index
1/27/2023	$10,000	$10,000	$10,000
2023	$10,880	$11,814	$10,897
2024	$12,521	$14,627	$12,569
2025	$13,822	$17,134	$13,901

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/27/2023)
Voya VACS Index Series MC Portfolio	10.38%	11.70%
Russell 3000® Index	17.15%	20.20%
Russell Midcap® Index	10.60%	11.91%

Fund Statistics

  Total Net Assets$319,831,306
  # of Portfolio Holdings817
  Portfolio Turnover Rate60%
  Investment Advisory Fees Paid$613,724

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.8%
Robinhood Markets, Inc. - Class A	0.7%
Howmet Aerospace, Inc.	0.6%
Bank of New York Mellon Corp.	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cummins, Inc.	0.6%
Corning, Inc.	0.5%
Warner Bros Discovery, Inc.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Quanta Services, Inc.	0.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	0.9%
Exchange-Traded Funds	1.8%
Common Stock	97.9%

Sector Allocation

Value	Value
Industrials	18.1%
Financials	15.1%
Information Technology	12.0%
Consumer Discretionary	11.3%
Health Care	9.8%
Real Estate	6.8%
Utilities	5.9%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.5%
Communication Services	4.1%
Exchange-Traded Funds	1.8%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

92913T166-AR

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

Annual Shareholder Report

                   December 31, 2025

This annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$17	0.16%

How did the Fund perform in the past 12 months?

The Fund employs a “passive management” approach designed to track the performance of the Russell 2000® Index. The Fund attempts to track the Russell 2000® Index by principally investing in most of the stocks that make up the Russell 2000® Index. The stocks are chosen using statistical techniques so as to minimize the anticipated tracking error to the Russell 2000® Index. This approach is employed because of the relatively large number of small and/or illiquid stocks in the Russell 2000® Index. The Fund may not always hold all of the same securities as the Russell 2000® Index.

↑ Top contributors to performance: For the reporting period, absolute performance was strongest within materials, health care and industrials.

↓ Top detractors from performance: By contrast, consumer staples and consumer discretionary were the bottom absolute performing sectors posting negative returns for the reporting period.

Total Return Based on $10,000 Investment

	Voya VACS Index Series SC Portfolio	Russell 3000® Index	Russell 2000® Index
1/20/2023	$10,000	$10,000	$10,000
2023	$11,010	$12,116	$11,024
2024	$12,240	$15,001	$12,296
2025	$13,808	$17,572	$13,871

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do not reflect insurance-related charges imposed under a variable contract or qualified plan and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (1/20/2023)
Voya VACS Index Series SC Portfolio	12.80%	11.58%
Russell 3000® Index	17.15%	21.09%
Russell 2000® Index	12.81%	11.75%

Fund Statistics

  Total Net Assets$201,612,509
  # of Portfolio Holdings1,729
  Portfolio Turnover Rate18%
  Investment Advisory Fees Paid$290,384

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.7%
Bloom Energy Corp. - Class A	0.6%
Fabrinet	0.6%
IonQ, Inc.	0.5%
EchoStar Corp. - Class A	0.5%
Nextracker, Inc. - Class A	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Guardant Health, Inc.	0.4%
Bridgebio Pharma, Inc.	0.4%
Hecla Mining Co.	0.4%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	5.3%
Common Stock	97.3%

Sector Allocation

Value	Value
Health Care	18.3%
Financials	17.1%
Industrials	16.7%
Information Technology	14.4%
Consumer Discretionary	8.9%
Real Estate	5.5%
Energy	4.7%
Materials	4.3%
Utilities	2.9%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	5.3%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

92913T158-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, Christopher P. Sullivan, Jody Foster and Mark Wetzel are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended December 31, 2025 and December 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for the audit of each respective registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $327,847 for the year ended December 31, 2025 and $332,418 for the year ended December 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of each respective registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $156,483 for the year ended December 31, 2025 and $210,307 for the year ended December 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended December 31, 2025 and $0 for the year ended December 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended December 31, 2025 and December 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Variable Portfolios, Inc.	$156,483	$210,307
Voya Investments, LLC (1)	$11,775,221	$15,784,141

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec. gov.

QUARTERLY/MONTHLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Global High Dividend Low Volatility Portfolio and Voya Small Company Portfolio and the Board of Directors of Voya Variable Portfolios, Inc., and the Shareholders and Boards of Trustees of Voya Government Money Market Portfolio, Voya Variable Funds, and Voya Intermediate Bond Portfolio

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Global High Dividend Low Volatility Portfolio and Voya Small Company Portfolio (two of the portfolios constituting Voya Variable Portfolios, Inc.), Voya Government Money Market Portfolio, Voya Variable Funds (comprising Voya Growth and Income Portfolio), and Voya Intermediate Bond Portfolio (collectively, with Voya Global High Dividend Low Volatility Portfolio, Voya Small Company Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, and Voya Intermediate Bond Portfolio, referred to as the “Portfolios”), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Registrants in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolios are not required to have, nor were we engaged to perform, an audit of the Portfolios’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
February 25, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$178,930,325	$–	$2,646,061,676
Short-term investments at fair value†	486,039	–	17,302,000
Short-term investments at amortized cost	–	859,436,967	–
Repurchase agreements	–	47,820,000	–
Cash	24,357	9,262	606,491
Foreign currencies at value‡	41,911	–	–
Receivables:
Investment securities sold	–	279,174,811	88,759,952
Fund shares sold	41,026	30,676	8,935
Dividends	231,618	8,352	1,304,058
Interest	448	2,721,305	598
Foreign tax reclaims	765,548	–	–
Prepaid expenses	1,661	2,977	8,255
Reimbursement due from Investment Adviser	54,555	–	–
Other assets	46,063	137,152	259,245
Total assets	180,623,551	1,189,341,502	2,754,311,210

LIABILITIES:
Payable for investment securities purchased	–	338,754,410	85,587,388
Payable for fund shares redeemed	43,604	2,482,514	2,174,151
Payable upon receipt of securities loaned	51,039	–	–
Payable for investment management fees	85,785	223,445	1,439,403
Payable for distribution and shareholder service fees	12,259	–	45,711
Payable to directors/ trustees under the deferred compensation plan (Note 6)	46,063	137,152	259,245
Payable for directors/ trustees fees	981	2,200	6,245
Other accrued expenses and liabilities	84,286	167,323	434,467
Total liabilities	324,017	341,767,044	89,946,610
NET ASSETS	$180,299,534	$847,574,458	$2,664,364,600

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$148,975,136	$847,539,368	$1,871,119,846
Total distributable earnings	31,324,398	35,090	793,244,754
NET ASSETS	$180,299,534	$847,574,458	$2,664,364,600

+ Including securities loaned at value	$45,990	$—	$—
* Cost of investments in securities	$155,171,875	$—	$1,923,421,948
† Cost of short-term investments	$486,039	$—	$17,302,000
‡ Cost of foreign currencies	$41,252	$—	$—

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	$13,123,116	n/a	$96,509,263
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,090,954	n/a	4,458,253
Net asset value and redemption price per share	$12.03	n/a	$21.65

Class I
Net assets	$135,777,816	$847,574,458	$2,527,897,105
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	11,322,287	847,439,324	110,288,446
Net asset value and redemption price per share	$11.99	$1.00	$22.92

Class S
Net assets	$31,243,550	n/a	$39,070,821
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	2,586,206	n/a	1,798,743
Net asset value and redemption price per share	$12.08	n/a	$21.72

Class S2
Net assets	$155,052	n/a	$887,411
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	13,069	n/a	42,788
Net asset value and redemption price per share	$11.86	n/a	$20.74

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$702,516,182	$196,025,421
Investments in affiliated underlying funds at fair value**	181,353,957	–
Short-term investments at fair value†	45,119,101	5,521,175
Cash	315,620	32,319
Cash collateral for futures contracts	3,192,245	–
Cash pledged for centrally cleared swaps (Note 2)	2,571,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	1,150,000	–
Receivables:
Investment securities sold	39,989	–
Investment securities sold on a delayed-delivery or when-issued basis	11,290,483	–
Fund shares sold	494,723	28,760
Dividends	973,002	285,953
Interest	5,478,049	–
Foreign tax reclaims	–	11,458
Variation margin on centrally cleared swaps	45,357	–
Unrealized appreciation on forward foreign currency contracts	145,097	–
Unrealized appreciation on forward premium swaptions	595,984	–
Unrealized appreciation on OTC swap agreements	3,979	–
Prepaid expenses	3,164	824
Reimbursement due from Investment Adviser	102,457	12,538
Other assets	349,178	46,160
Total assets	955,739,567	201,964,608

LIABILITIES:
Income distribution payable	172	–
Payable for investment securities purchased	5,776,628	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,078,255	–
Payable for fund shares redeemed	457,138	42,801
Payable upon receipt of securities loaned	3,354,121	5,332,175
Unrealized depreciation on forward foreign currency contracts	1,624,601	–
Unrealized depreciation on forward premium swaptions	109,293	–
Upfront payments received on OTC swap agreements	153	–
Variation margin payable on futures contracts	150,686	–
Cash received as collateral for OTC derivatives (Note 2)	340,000	–
Payable for investment management fees	389,514	127,215
Payable for distribution and shareholder service fees	91,210	3,975
Payable to directors/ trustees under the deferred compensation plan (Note 6)	349,178	46,160
Payable for directors/ trustees fees	2,282	573
Other accrued expenses and liabilities	330,638	90,531
Written options, at fair value^	11,929	–
Total liabilities	33,065,798	5,643,430
NET ASSETS	$922,673,769	$196,321,178

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

		Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,324,823,360	$184,092,661
Total distributable earnings (loss)		(402,149,591)	12,228,517
NET ASSETS		$922,673,769	$196,321,178
+	Including securities loaned at value	$3,242,222	$5,157,665
*	Cost of investments in securities	$725,502,465	$186,385,098
**	Cost of investments in affiliated underlying funds	$172,619,835	$—
†	Cost of short-term investments	$45,120,137	$5,521,175
^	Premiums received on written options	$208,324	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$179,348,539	$8,783,358
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	16,419,143	683,615
Net asset value and redemption price per share	$10.92	$12.85

Class I
Net assets	$676,929,133	$184,579,249
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,300,049	12,568,997
Net asset value and redemption price per share	$11.04	$14.69

Class R6
Net assets	n/a	$2,196,298
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	149,263
Net asset value and redemption price per share	n/a	$14.71

Class S
Net assets	$58,545,272	$762,273
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,335,012	54,125
Net asset value and redemption price per share	$10.97	$14.08

Class S2
Net assets	$7,850,825	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	718,719	n/a
Net asset value and redemption price per share	$10.92	n/a

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,305,001	$285,915	$34,236,461
Interest	1,745	37,382,658	8,695
Securities lending income, net	46,276	—	5,184
Other	2,874	5,893	16,770
Total investment income	12,355,896	37,674,466	34,267,110
EXPENSES:
Investment management fees	2,198,123	3,080,126	14,993,803
Distribution and shareholder service fees:
Class ADV	66,116	—	452,394
Class S	613,606	—	81,576
Class S2	611	—	3,118
Transfer agent fees:
Class ADV	11,868	—	32,970
Class I	120,807	629,020	865,068
Class S	153,663	—	11,857
Class S2	139	—	282
Shareholder reporting expense	52,757	36,256	83,915
Professional fees	37,761	72,918	190,354
Custody and accounting expense	68,785	52,095	149,715
Director/ Trustee fees and expenses	9,814	22,001	62,454
Miscellaneous expense	33,143	54,607	164,958
Interest expense	3,693	—	2,627
Total expenses	3,370,886	3,947,023	17,095,091
(Waived and reimbursed)/ recouped fees	(307,697)	(396,025)	241,977
Net expenses	3,063,189	3,550,998	17,337,068
Net investment income	9,292,707	34,123,468	16,930,042
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	90,620,459	677,838	220,756,887
Foreign currency related transactions	(142,543)	—	84
Net realized gain	90,477,916	677,838	220,756,971
Net change in unrealized appreciation (depreciation) on:
Investments	(22,277,504)	—	185,644,502
Foreign currency related transactions	87,481	—	(61)
Net change in unrealized appreciation (depreciation)	(22,190,023)	—	185,644,441
Net realized and unrealized gain	68,287,893	677,838	406,401,412
Increase in net assets resulting from operations	$77,580,600	$34,801,306	$423,331,454
* Foreign taxes withheld	$751,482	$—	$128,927

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$85,143	$3,173,535
Dividends from affiliated underlying funds	10,976,651	—
Interest, net of foreign taxes withheld*	37,515,220	—
Securities lending income, net	63,337	57,423
Other	6,186	1,670
Total investment income	48,646,537	3,232,628
EXPENSES:
Investment management fees	4,565,031	1,719,287
Distribution and shareholder service fees:
Class ADV	897,824	43,439
Class S	148,163	77,047
Class S2	31,613	—
Transfer agent fees:
Class ADV	215,625	12,089
Class I	800,071	254,358
Class R6	—	11
Class S	71,166	40,029
Class S2	9,491	—
Shareholder reporting expense	85,605	21,710
Professional fees	83,810	24,125
Custody and accounting expense	256,550	37,918
Director/ Trustee fees and expenses	22,824	5,729
Miscellaneous expense	58,027	20,585
Total expenses	7,245,800	2,256,327
Waived and reimbursed fees	(1,300,073)	(157,198)
Net expenses	5,945,727	2,099,129
Net investment income	42,700,810	1,133,499
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,208,154	16,894,449
Capital gain distributions from affiliated underlying funds	1,596,141	—
Forward foreign currency contracts	(564,384)	—
Foreign currency related transactions	108,218	—
Futures	(2,582,295)	—
Swaps	(1,982,985)	—
Written options	306,422	—
Net realized gain (loss)	(1,910,729)	16,894,449
Net change in unrealized appreciation (depreciation) on:
Investments	21,260,723	1,866,309
Affiliated underlying funds	5,413,922	—
Forward foreign currency contracts	(2,178,237)	—
Foreign currency related transactions	26,483	223
Futures	1,271,800	—
Swaps	(193,751)	—
Written options	674,742	—
Net change in unrealized appreciation (depreciation)	26,275,682	1,866,532
Net realized and unrealized gain	24,364,953	18,760,981
Increase in net assets resulting from operations	$67,065,763	$19,894,480
* Foreign taxes withheld	$64,678	$23,790

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global High Dividend Low Volatility Portfolio		Voya Government Money Market Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$9,292,707	$11,691,531	$34,123,468	$39,531,844
Net realized gain	90,477,916	38,011,042	677,838	430,899
Net change in unrealized appreciation (depreciation)	(22,190,023)	9,343,547	—	—
Increase in net assets resulting from operations	77,580,600	59,046,120	34,801,306	39,962,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,848,721)	(702,630)	—	—
Class I	(19,359,729)	(7,775,423)	(34,774,048)	(39,871,963)
Class S(1)	(45,712,769)	(20,314,859)	—	(549)
Class S2	(21,375)	(13,458)	—	—
Class T(2)	—	(6,126)	—	—
Total distributions	(66,942,594)	(28,812,496)	(34,774,048)	(39,872,512)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,023,714	8,840,756	198,417,386	192,650,111
Reinvestment of distributions	66,942,594	28,812,496	34,774,048	39,871,963
	77,966,308	37,653,252	233,191,434	232,522,074
Cost of shares redeemed	(374,093,769)	(88,580,448)	(210,274,870)	(198,605,887)
Net increase (decrease) in net assets resulting from capital share transactions	(296,127,461)	(50,927,196)	22,916,564	33,916,187
Net increase (decrease) in net assets	(285,489,455)	(20,693,572)	22,943,822	34,006,418
NET ASSETS:
Beginning of year or period	465,788,989	486,482,561	824,630,636	790,624,218
End of year or period	$180,299,534	$465,788,989	$847,574,458	$824,630,636

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$16,930,042	$19,147,228	$42,700,810	$79,661,968
Net realized gain (loss)	220,756,971	319,619,231	(1,910,729)	3,949,419
Net change in unrealized appreciation (depreciation)	185,644,441	140,369,905	26,275,682	12,710,358
Increase in net assets resulting from operations	423,331,454	479,136,364	67,065,763	96,321,745

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,030,401)	(12,702,776)	(7,531,079)	(7,732,052)
Class I	(182,124,273)	(312,765,110)	(31,285,914)	(30,980,523)
Class S	(2,796,219)	(4,527,241)	(2,633,659)	(42,299,441)
Class S2	(66,055)	(99,988)	(339,733)	(336,876)
Total distributions	(192,016,948)	(330,095,115)	(41,790,385)	(81,348,892)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	149,316,277	287,031,123	65,635,819	131,883,666
Reinvestment of distributions	191,912,789	329,890,863	41,788,118	79,932,512
	341,229,066	616,921,986	107,423,937	211,816,178
Cost of shares redeemed	(326,287,168)	(352,602,050)	(118,282,096)	(1,634,330,372)
Net increase (decrease) in net assets resulting from capital share transactions	14,941,898	264,319,936	(10,858,159)	(1,422,514,194)
Net increase (decrease) in net assets	246,256,404	413,361,185	14,417,219	(1,407,541,341)

NET ASSETS:
Beginning of year or period	2,418,108,196	2,004,747,011	908,256,550	2,315,797,891
End of year or period	$2,664,364,600	$2,418,108,196	$922,673,769	$908,256,550

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Company Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,133,499	$2,780,526
Net realized gain	16,894,449	39,799,928
Net change in unrealized appreciation (depreciation)	1,866,532	(12,809,188)
Increase in net assets resulting from operations	19,894,480	29,771,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,396,502)	(345,295)
Class I	(26,769,416)	(8,310,232)
Class R6	(1,181,485)	(312,443)
Class S	(6,453,592)	(2,352,815)
Total distributions	(35,800,995)	(11,320,785)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,100,522	10,172,719
Reinvestment of distributions	35,800,995	11,320,785
	39,901,517	21,493,504
Cost of shares redeemed	(119,110,686)	(52,121,635)
Net decrease in net assets resulting from capital share transactions	(79,209,169)	(30,628,131)
Net decrease in net assets	(95,115,684)	(12,177,650)

NET ASSETS:
Beginning of year or period	291,436,862	303,614,512
End of year or period	$196,321,178	$291,436,862

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
12-31-25	11.68	0.23	•	1.84	2.07	0.22		1.50		—	1.72		—	12.03	18.48	1.22	1.11	1.11	1.95		13,123	67
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
Class I
12-31-25	11.66	0.29	•	1.83	2.12	0.29		1.50		—	1.79		—	11.99	19.00	0.72	0.61	0.61	2.43		135,778	67
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
Class S
12-31-25	11.73	0.29	•	1.81	2.10	0.25		1.50		—	1.75		—	12.08	18.73	0.92	0.85	0.85	2.35		31,244	67
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
Class S2
12-31-25	11.55	0.24	•	1.80	2.04	0.23		1.50		—	1.73		—	11.86	18.47	1.12	1.01	1.01	2.03		155	67
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
Voya Government Money Market Portfolio
Class I
12-31-25	1.00	0.04	•	—	0.04	0.04		0.00	*	—	0.04		—	1.00	4.02	0.45	0.40	0.40	3.88		847,574	—
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
Voya Growth and Income Portfolio
Class ADV
12-31-25	19.85	0.05	•	3.41	3.46	—		1.66		—	1.66		—	21.65	17.69	1.16	1.12	1.12	0.25		96,509	90
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
Class I
12-31-25	20.90	0.15	•	3.61	3.76	0.08		1.66		—	1.74		—	22.92	18.21	0.66	0.67	0.67	0.70		2,527,897	90
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95
12-31-23	16.88	0.21	•	4.41	4.62	0.23		1.82		—	2.05		—	19.45	27.39	0.69	0.67	0.67	1.09		1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23		2.73		—	2.96		—	16.88	(14.71)	0.68	0.66	0.66	1.09		1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35		14.87		—	15.22		—	23.30	29.00	0.66	0.61	0.61	0.85		2,137,930	65
Class S
12-31-25	19.89	0.09	•	3.43	3.52	0.03		1.66		—	1.69		—	21.72	17.94	0.91	0.92	0.92	0.44		39,071	90
12-31-24	18.63	0.13	•	4.30	4.43	0.14		3.03		—	3.17		—	19.89	23.56	0.91	0.92	0.92	0.61		32,627	95

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Growth and Income Portfolio (continued)
Class S (continued)
12-31-23	16.23	0.15	•	4.24	4.39	0.17		1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18		2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27		14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
Class S2
12-31-25	19.07	0.06	•	3.27	3.33	0.00	*	1.66		—	1.66	—	20.74	17.73	1.06	1.07	1.07	0.30	887	90
12-31-24	17.98	0.09	•	4.15	4.24	0.12		3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17		1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16		2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22		14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
Voya Intermediate Bond Portfolio
Class ADV
12-31-25	10.62	0.46	•	0.29	0.75	0.45		—		—	0.45	—	10.92	7.21	1.18	1.03	1.03	4.29	179,349	117
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44		—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39		—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29		—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
Class I
12-31-25	10.74	0.52	•	0.29	0.81	0.51		—		—	0.51	—	11.04	7.71	0.68	0.53	0.53	4.80	676,929	117
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50		—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44		—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35		—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
Class S
12-31-25	10.67	0.49	•	0.29	0.78	0.48		—		—	0.48	—	10.97	7.46	0.93	0.78	0.78	4.54	58,545	117
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47		—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
Class S2
12-31-25	10.62	0.47	•	0.29	0.76	0.46		—		—	0.46	—	10.92	7.32	1.08	0.93	0.93	4.39	7,851	117
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45		—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
Voya Small Company Portfolio
Class ADV
12-31-25	14.33	0.01	•	0.79	0.80	0.10		2.18		—	2.28	—	12.85	8.03	1.44	1.37	1.37	0.10	8,783	111
12-31-24	13.56	0.07	•	1.23	1.30	0.08		0.45		—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01		—		—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—		4.77		—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—		0.08		—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
Class I
12-31-25	16.03	0.08	•	0.93	1.01	0.17		2.18		—	2.35	—	14.69	8.59	0.94	0.87	0.87	0.58	184,579	111
12-31-24	15.09	0.15	•	1.38	1.53	0.14		0.45		—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06		—		—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—		4.77		—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03		0.08		—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Small Company Portfolio (continued)
Class R6
12-31-25	16.06	0.07	•	0.94	1.01	0.18	2.18	—	2.36	—	14.71	8.62	0.80	0.80	0.80	0.51		2,196	111
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10		7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92		5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45		8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00	*	14,790	129
Class S
12-31-25	15.23	0.01	•	1.13	1.14	0.11	2.18	—	2.29	—	14.08	10.15	1.18	1.11	1.11	0.09		762	111
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76		58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60		64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18		59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)		80,449	129

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.   Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of December 31, 2025, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $746,708 which represent the gross payments to be received by the Portfolio on forward premium swaptions, forward foreign currency contracts, purchased options and OTC total return swaps were they to be unwound as of December 31, 2025. At December 31, 2025, Intermediate Bond received $340,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2025, Intermediate Bond had a liability position of $1,745,823 on forward premium swaptions, forward foreign currency contracts and written options. If a contingent feature would have been triggered as of December 31, 2025, the Portfolio could have been required to pay these amounts in cash to its counterparties. At December 31, 2025, Intermediate Bond pledged $1,150,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2025, Intermediate Bond had average contract amounts of $2,756,508 and $17,158,146, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at December 31, 2025.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A

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NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, Intermediate Bond had average notional values of $169,209,645 and $130,662,076, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at December 31, 2025.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended December 31, 2025, Intermediate Bond had purchased forward premium swaptions with an average notional value of $88,729,504 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written forward premium swaptions with an average notional value of $284,981,137 to generate

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $11,628,020 on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $13,972,177 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at December 31, 2025.

During the year ended December 31, 2025, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average notional values of $18,614,950 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at December 31, 2025.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at December 31, 2025.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At December 31, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total

22

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit

23

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the year ended December 31, 2025, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the year ended December 31, 2025, Intermediate Bond had an average notional amount of $59,194,000 and $13,721,000 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at December 31, 2025. There were no open credit default swaps to sell protection at December 31, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended December 31, 2025, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the year ended December 31, 2025, Intermediate Bond had average notional amount of $4,368,035 on Long interest rate swaps.

For the year ended December 31, 2025, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the year ended December 31, 2025, Intermediate Bond had average notional amounts of $62,363,086 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at December 31, 2025.

At December 31, 2025, Intermediate Bond had pledged $2,571,000 in cash collateral for open centrally cleared swaps.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the

24

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended December 31, 2025, Intermediate Bond had an average notional amount of $1,500,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total return swaps at December 31, 2025.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the year ended December 31, 2025, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$260,977,382	$614,026,222
Growth and Income	2,249,844,744	2,423,332,402
Intermediate Bond	270,369,203	269,261,553
Small Company	254,789,606	366,719,009

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$773,152,310	$791,013,721

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Intermediate Bond in an amount equal to any advisory fee that Voya receives as a result of any investment by Intermediate Bond into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to

25

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the year ended December 31, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of December 31, 2025, Government Money Markets did not have any amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Global High Dividend Low Volatility	15.58%
Voya Institutional Trust Company	Global High Dividend Low Volatility	8.16
	Government Money Market	7.43
	Growth and Income	5.65
	Intermediate Bond	24.81
	Small Company	6.09
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	67.37
	Government Money Market	89.43
	Growth and Income	70.17
	Intermediate Bond	59.46
	Small Company	92.58

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee

26

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$286,063
Government Money Market	628,410
Growth and Income	905,161
Intermediate Bond	1,095,619
Small Company	306,027

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the year ended December 31, 2025, Global High Dividend Low Volatility engaged in such transactions amounting to $305,627,773 of in-kind sales, resulting in a net realized gain of $54,501,660.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below for Global High Dividend Low Volatility. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as below:

	December 31,
	2026	2027	2028	Total
Intermediate Bond	$25,754	$218,105	$202,582	$446,441

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, until May 1, 2026 and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Growth and Income
Class ADV	$4,200	$—	$—	$4,200
Class I	70,000	—	—	70,000
Class S	1,872	—	—	1,872
Class S2	2	—	—	2
Intermediate Bond
Class ADV	$105,106	$115,505	$215,485	$436,096

27

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

	December 31,
	2026	2027	2028	Total
Class I	380,591	412,854	798,547	1,591,992
Class S	763,635	597,614	71,165	1,432,414
Class S2	4,131	5,026	9,491	18,648
Small Company
Class ADV	$6,421	$4,826	$6,313	$17,560
Class I	176,387	119,913	131,691	427,991
Class S	48,109	33,715	19,195	101,019

The Expense Limitation Agreements are contractual through May 1, 2026. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	13	$1,974,231	5.18%
Growth and Income	6	2,956,833	5.33

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
12/31/2025	99,526	—	155,339	(212,483)	—	42,382	1,215,802	—	1,848,721	(2,561,685)	—	502,838
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
Class I
12/31/2025	308,434	—	1,628,306	(1,324,600)	—	612,140	3,740,603	—	19,359,729	(15,912,542)	—	7,187,790
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
Class S
12/31/2025	496,247	—	3,823,265	(29,736,332)	—	(25,416,820)	6,058,536	—	45,712,769	(355,594,989)	—	(303,823,684)
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
Class S2
12/31/2025	748	—	1,819	(2,100)	—	467	8,773	—	21,375	(24,553)	—	5,595
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
Class T(1)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)

28

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Government Money Market
Class I
12/31/2025	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
Class S(2)
12/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
Growth and Income
Class ADV
12/31/2025	224,470	—	331,526	(691,275)	—	(135,279)	4,847,235	—	7,030,401	(14,302,626)	—	(2,424,990)
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
Class I
12/31/2025	6,326,857	—	8,102,447	(13,899,559)	—	529,745	134,732,417	—	182,020,114	(302,926,796)	—	13,825,735
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
Class S
12/31/2025	467,827	—	130,840	(440,351)	—	158,316	9,683,054	—	2,796,219	(9,055,591)	—	3,423,682
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
Class S2
12/31/2025	2,748	—	3,243	(109)	—	5,882	53,571	—	66,055	(2,155)	—	117,471
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
Intermediate Bond
Class ADV
12/31/2025	626,541	—	694,669	(1,934,536)	—	(613,326)	6,767,621	—	7,531,079	(20,877,474)	—	(6,578,774)
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)
Class I
12/31/2025	4,616,745	—	2,853,808	(7,462,537)	—	8,016	50,606,355	—	31,283,674	(81,532,092)	—	357,937
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
Class S
12/31/2025	590,383	—	241,790	(1,209,350)	—	(377,177)	6,419,378	—	2,633,632	(13,125,378)	—	(4,072,368)
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
Class S2
12/31/2025	170,677	—	31,336	(253,948)	—	(51,935)	1,842,465	—	339,733	(2,747,152)	—	(564,954)
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
Small Company
Class ADV
12/31/2025	62,238	—	125,359	(110,782)	—	76,815	830,854	—	1,396,502	(1,404,146)	—	823,210
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
Class I
12/31/2025	56,419	—	2,107,828	(3,063,704)	—	(899,457)	838,508	—	26,769,416	(47,940,072)	—	(20,332,148)
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
Class R6
12/31/2025	65,034	—	92,957	(500,021)	—	(342,030)	896,058	—	1,181,485	(7,202,354)	—	(5,124,811)
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
Class S
12/31/2025	111,440	—	538,697	(4,462,976)	—	(3,812,839)	1,535,102	—	6,453,592	(62,564,114)	—	(54,575,420)
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned	securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception:

29

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Securities Plc.	$45,990	$(45,990)	$—
Total	$45,990	$(45,990)	$—

(1)	Cash collateral with a fair value of $51,039 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$808,144	$(808,144)	$—
BMO Capital Markets Corp	62,824	(62,824)	—
BNP Paribas	608,304	(608,304)	—
BNP Paribas Prime Brokerage Intl Ltd	50,198	(50,198)	—
Canadian Imperial Bank of Commerce	949,530	(949,530)	—
Citigroup Global Markets Inc.	229,217	(229,217)	—
J.P. Morgan Securities LLC	233,775	(233,775)	—
MUFG Securities Americas Inc.	300,230	(300,230)	—
Total	$3,242,222	$(3,242,222)	$—

(1)	Cash collateral with a fair value of $3,354,121 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$285,171	$(285,171)	$—
BMO Capital Markets Corp	446	(446)	—
BNP Paribas Securities Corp.	407,392	(407,392)	—
BofA Securities Inc	130,609	(130,609)	—
Citigroup Global Markets Inc.	481,663	(481,663)	—
Deutsche Bank Securities Inc.	489,672	(489,672)	—
Goldman, Sachs & Co. LLC	652,062	(652,062)	—
HSBC Bank PLC	1,368,126	(1,368,126)	—
Morgan Stanley & Co. LLC	539,869	(539,869)	—
Scotia Capital (USA) INC	802,655	(802,655)	—
Total	$5,157,665	$(5,157,665)	$—

(1)	Cash collateral with a fair value of $5,332,175 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

30

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in Capital	Distributable Earnings
Global High Dividend Low Volatility(1)	$54,266,713	$(54,266,713)
Small Company	7,197	(7,197)

(1)	Amount relates to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Global High Dividend Low Volatility	$21,198,963	$45,743,631	$15,234,189	$13,578,307
Government Money Market	34,774,048	—	39,872,512	—
Growth and Income	38,212,112	153,804,836	44,698,285	285,396,830
Intermediate Bond	41,790,385	—	81,348,892	—
Small Company	35,800,995	—	11,320,785	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$2,356,714	$5,648,462	$23,319,222	$—	—	$31,324,398
Government Money Market	35,090	—	—	—	—	35,090
Growth and Income	12,620,775	65,670,413	714,953,566	—	—	793,244,754
Intermediate Bond	3,077,208	—	(25,973,977)	(50,329,545)	Short-term	(402,149,591)
				(328,923,277)	Long-term
				$(379,252,822)*
Small Company	13,033,435	—	(804,918)	—	—	12,228,517

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

31

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

32

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolios paid dividends and distributions of:

	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0028	January 30, 2026	Daily
Intermediate Bond
Class ADV	NII	$0.0391	January 30, 2026	Daily
Class I	NII	$0.0443	January 30, 2026	Daily
Class S	NII	$0.0416	January 30, 2026	Daily
Class S2	NII	$0.0401	January 30, 2026	Daily

NII - Net investment income

Fee Change: Effective January 1, 2026, the new expense limit for Government Money Market Class I is 0.40% through May 1, 2027.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

33

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Australia: 1.5%
8,678	ASX Ltd.	$297,155	0.1
10,140	Computershare Ltd.	229,809	0.1
177,708	Medibank Pvt Ltd.	567,132	0.3
177,931	Scentre Group	497,388	0.3
317,815	Telstra Group Ltd.	1,031,173	0.6
18,661	Transurban Group	176,601	0.1
		2,799,258	1.5
	Austria: 0.2%
5,384	OMV AG	299,605	0.2

	Canada: 4.4%
20,556	Bank of Nova Scotia	1,516,072	0.8
19,517	Canadian Natural Resources Ltd.	661,065	0.4
5,378	Canadian Tire Corp. Ltd. - Class A	681,541	0.4
8,738	CCL Industries, Inc. - Class B	551,954	0.3
8,951	Keyera Corp.	286,943	0.2
3,986	Stantec, Inc.	376,137	0.2
22,446	Suncor Energy, Inc.	996,255	0.6
3,096	Thomson Reuters Corp.	408,567	0.2
11,218	TMX Group Ltd.	426,882	0.2
20,042	Toronto-Dominion Bank	1,888,917	1.0
879	WSP Global, Inc.	159,156	0.1
		7,953,489	4.4
	Denmark: 0.6%
23,241	Danske Bank A/S	1,160,569	0.6

	France: 3.6%
1,857	Air Liquide SA	349,030	0.2
24,190	AXA SA	1,160,660	0.7
12,069	BNP Paribas SA	1,141,811	0.6
3,352	Bureau Veritas SA	106,637	0.1
25,282	Carrefour SA	421,844	0.2
1,332	Covivio SA/France	88,419	0.1
3,704	Eiffage SA	530,706	0.3
35,652	Engie SA	936,554	0.5
14,756	Getlink SE	272,381	0.2
1,585	Ipsen SA	221,154	0.1
1,733	Safran SA	603,633	0.3
5,193	Societe Generale SA	418,057	0.2
2,703	TotalEnergies SE	176,230	0.1
		6,427,116	3.6
	Germany: 1.4%
26,152	Deutsche Telekom AG, Reg	851,274	0.5
14,754	Fresenius SE & Co. KGaA	845,282	0.5
7,356 (1)	Scout24 SE	738,835	0.4
164	Talanx AG	21,786	0.0
		2,457,177	1.4
	Hong Kong: 1.1%
189,000	HKT Trust & HKT Ltd. - Stapled Security	279,863	0.2
67,100	Link REIT	299,603	0.2
87,500	Power Assets Holdings Ltd.	620,045	0.3
30,000	Swire Pacific Ltd. - Class A	241,841	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
480,500 (1)	WH Group Ltd.	$535,284	0.3
		1,976,636	1.1
	Ireland: 0.3%
42,750	AIB Group PLC	457,012	0.3

	Israel: 0.3%
22,978	Bank Leumi Le-Israel BM	506,382	0.3

	Italy: 1.1%
921	FinecoBank Banca Fineco SpA	23,863	0.0
101,552	Intesa Sanpaolo SpA	701,734	0.4
14,153	UniCredit SpA	1,172,245	0.7
		1,897,842	1.1
	Japan: 4.4%
53,500	Asahi Kasei Corp.	475,548	0.3
15,700	Astellas Pharma, Inc.	208,960	0.1
37,600	Central Japan Railway Co.	1,041,520	0.6
28,300	Concordia Financial Group Ltd.	233,957	0.1
22,300	Daiwa House Industry Co. Ltd.	740,780	0.4
50,800 (2)	Japan Airlines Co. Ltd.	942,123	0.5
65,600	Kirin Holdings Co. Ltd.	981,967	0.5
102,700	Mitsubishi Chemical Group Corp.	601,168	0.3
11,300	MS&AD Insurance Group Holdings, Inc.	265,290	0.2
19,700	Nitto Denko Corp.	469,051	0.3
26,800	Secom Co. Ltd.	952,316	0.5
8,100	Takeda Pharmaceutical Co. Ltd.	251,629	0.1
311,800	Z Holdings Corp.	829,684	0.5
		7,993,993	4.4
	Netherlands: 1.5%
528	ASR Nederland NV	37,568	0.0
1,352 (1)	Euronext NV	203,094	0.1
1,722	Heineken Holding NV	126,096	0.1
3,353	ING Groep NV	94,247	0.0
219,700	Koninklijke KPN NV	1,026,595	0.6
16,114	NN Group NV	1,243,107	0.7
		2,730,707	1.5
	New Zealand: 0.1%
12,431	Fisher & Paykel Healthcare Corp. Ltd.	270,088	0.1

	Norway: 1.0%
43,061	DNB Bank ASA	1,199,713	0.7
20,160	Orkla ASA	224,497	0.1
27,035	Telenor ASA	393,209	0.2
		1,817,419	1.0
	Puerto Rico: 0.6%
8,401	Popular, Inc.	1,046,093	0.6

	Singapore: 0.4%
5,900	DBS Group Holdings Ltd.	258,448	0.1
42,300	Singapore Exchange Ltd.	556,834	0.3
		815,282	0.4

See Accompanying Notes to Financial Statements

34

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: 1.1%
31,230 (1)	Aena SME SA	$872,592	0.5
786	Amadeus IT Group SA	58,173	0.0
55,227	Repsol SA	1,030,447	0.6
		1,961,212	1.1
	Sweden: 0.7%
13,742	Essity AB - Class B	395,101	0.2
20,444	Swedbank AB - Class A	709,306	0.4
46,305	Telia Co. AB	197,906	0.1
		1,302,313	0.7
	Switzerland: 0.5%
6,657	ABB Ltd., Reg	490,738	0.3
2,579	Dufry AG, Reg	152,109	0.1
1,055	Galderma Group AG	214,832	0.1
		857,679	0.5
	United Kingdom: 4.4%
23,184 (1)	Auto Trader Group PLC	182,906	0.1
36,221	BAE Systems PLC	833,625	0.5
56,647	Barclays PLC	362,604	0.2
25,802	British American Tobacco PLC	1,462,727	0.8
96,000	CK Hutchison Holdings Ltd.	652,652	0.3
19,481	Hikma Pharmaceuticals PLC	406,118	0.2
22,843	Imperial Brands PLC	959,178	0.5
98,056	NatWest Group PLC	860,172	0.5
24,205	Pearson PLC	342,234	0.2
46,379	Rolls-Royce Holdings PLC	717,282	0.4
61,554	Sage Group PLC	895,268	0.5
20,381	Smith & Nephew PLC	338,954	0.2
		8,013,720	4.4
	United States: 69.0%
11,762	AbbVie, Inc.	2,687,499	1.5
103,310	ADT, Inc.	833,712	0.5
5,430	AECOM	517,642	0.3
51,473	Aegon Ltd.	400,269	0.2
2,432	Agree Realty Corp.	175,177	0.1
5,818	Allstate Corp.	1,211,017	0.7
19,122	Alphabet, Inc. - Class A	5,985,186	3.3
23,566	Altria Group, Inc.	1,358,816	0.8
1,438	Ameriprise Financial, Inc.	705,109	0.4
4,007	AmerisourceBergen Corp.	1,353,364	0.8
4,567	AMETEK, Inc.	937,651	0.5
529	Aon PLC - Class A	186,674	0.1
7,236	AptarGroup, Inc.	882,503	0.5
4,291	Assurant, Inc.	1,033,487	0.6
21,753	AT&T, Inc.	540,345	0.3
4,237	Automatic Data Processing, Inc.	1,089,884	0.6
15,008	Avnet, Inc.	721,585	0.4
10,041	Axis Capital Holdings Ltd.	1,075,291	0.6
8,651	Bank of New York Mellon Corp.	1,004,295	0.6
10,260	Black Hills Corp.	712,249	0.4
119	Booking Holdings, Inc.	637,284	0.4
30,635	Bristol-Myers Squibb Co.	1,652,452	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
30,082	Brixmor Property Group, Inc.	$788,750	0.4
4,710	Broadridge Financial Solutions, Inc.	1,051,131	0.6
5,685	Cardinal Health, Inc.	1,168,267	0.6
4,210	Cboe Global Markets, Inc.	1,056,710	0.6
8,038	Charles Schwab Corp.	803,077	0.4
6,092	Chesapeake Energy Corp.	672,313	0.4
4,863	Chubb Ltd.	1,517,840	0.8
3,880	Church & Dwight Co., Inc.	325,338	0.2
4,524	Cigna Group	1,245,141	0.7
5,746	Cintas Corp.	1,080,650	0.6
29,232	Cisco Systems, Inc.	2,251,741	1.3
12,870	Citigroup, Inc.	1,501,800	0.8
5,305	CME Group, Inc.	1,448,689	0.8
15,933	CNA Financial Corp.	760,641	0.4
30,900	Coca-Cola Co.	2,160,219	1.2
9,355	Cognizant Technology Solutions Corp. - Class A	776,465	0.4
15,426	Colgate-Palmolive Co.	1,218,963	0.7
17,102	Commerce Bancshares, Inc.	895,119	0.5
14,573	COPT Defense Properties	405,129	0.2
532	Corteva, Inc.	35,660	0.0
1,262	Coterra Energy, Inc.	33,216	0.0
483	Cullen/Frost Bankers, Inc.	61,162	0.0
12,749	CVS Health Corp.	1,011,761	0.6
2,805	Digital Realty Trust, Inc.	433,962	0.2
8,911	Dolby Laboratories, Inc. - Class A	572,264	0.3
4,666	DT Midstream, Inc.	558,427	0.3
11,273	Duke Energy Corp.	1,321,308	0.7
2,595	DuPont de Nemours, Inc.	104,319	0.1
1,914	Ecolab, Inc.	502,463	0.3
13,672	Edison International	820,593	0.5
15,320	Element Solutions, Inc.	382,847	0.2
1,682	Elevance Health, Inc.	589,625	0.3
2,538	Emerson Electric Co.	336,843	0.2
10,097	Entergy Corp.	933,266	0.5
7,647	EOG Resources, Inc.	803,011	0.4
10,855	Equitable Holdings, Inc.	517,241	0.3
6,805	Essent Group Ltd.	442,393	0.2
7,997	Evergy, Inc.	579,703	0.3
25,075	Exelon Corp.	1,093,019	0.6
921	First Hawaiian, Inc.	23,301	0.0
4,523	Flowserve Corp.	313,806	0.2
6,739	Fortive Corp.	372,060	0.2
11,387	Fox Corp. - Class A	832,048	0.5
1,045	General Dynamics Corp.	351,810	0.2
1,224	General Motors Co.	99,536	0.1
21,777	Genpact Ltd.	1,018,728	0.6
11,162	Gilead Sciences, Inc.	1,370,024	0.8
6,945	Globe Life, Inc.	971,328	0.5
4,755	GSK PLC	116,579	0.1
18,468	H&R Block, Inc.	804,835	0.4
7,914	Hancock Whitney Corp.	503,964	0.3

See Accompanying Notes to Financial Statements

35

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
5,445	Hanover Insurance Group, Inc.	$995,183	0.6
9,533	Hartford Financial Services Group, Inc.	1,313,647	0.7
3,142	Hexcel Corp.	232,194	0.1
1,414	Honeywell International, Inc.	275,857	0.2
684	Humana, Inc.	175,193	0.1
3,600	Ingredion, Inc.	396,936	0.2
8,475	Interactive Brokers Group, Inc. - Class A	545,027	0.3
2,691	Intuit, Inc.	1,782,572	1.0
6,586	Jack Henry & Associates, Inc.	1,201,813	0.7
14,874	Johnson & Johnson	3,078,174	1.7
319	JPMorgan Chase & Co.	102,788	0.1
43,973	Kinder Morgan, Inc.	1,208,818	0.7
2,090	Lancaster Colony Corp.	343,638	0.2
4,242	Leidos Holdings, Inc.	765,257	0.4
7,317	Marsh & McLennan Cos., Inc.	1,357,450	0.8
1,291	McKesson Corp.	1,058,994	0.6
16,167	Medtronic PLC	1,553,002	0.9
5,393	Meta Platforms, Inc. - Class A	3,559,865	2.0
12,353	MetLife, Inc.	975,146	0.5
2,004	Microsoft Corp.	969,174	0.5
10,656	National Fuel Gas Co.	853,119	0.5
3,673	National Retail Properties, Inc.	145,561	0.1
8,306	NetApp, Inc.	889,490	0.5
11,185	New York Times Co. - Class A	776,463	0.4
25,745	NiSource, Inc.	1,075,111	0.6
974	NVIDIA Corp.	181,651	0.1
13,754	ONEOK, Inc.	1,010,919	0.6
6,140	Paycom Software, Inc.	978,470	0.5
2,333	PayPal Holdings, Inc.	136,201	0.1
12,249	PepsiCo, Inc.	1,757,976	1.0
66,460	Pfizer, Inc.	1,654,854	0.9
11,793	PG&E Corp.	189,514	0.1
3,014	Philip Morris International, Inc.	483,446	0.3
11,465	Portland General Electric Co.	550,205	0.3
1,955	Primerica, Inc.	505,094	0.3
16,729	Procter & Gamble Co.	2,397,433	1.3
5,239	Qualcomm, Inc.	896,131	0.5
602	Ralph Lauren Corp.	212,873	0.1
6,213	Raytheon Technologies Corp.	1,139,464	0.6
11,393	Regency Centers Corp.	786,459	0.4
52,290	Rithm Capital Corp.	569,961	0.3
10,204	Rollins, Inc.	612,444	0.3
3,314	Ross Stores, Inc.	596,984	0.3
1,452	RPM International, Inc.	151,008	0.1
37,860	Sabra Health Care REIT, Inc.	717,068	0.4
484	Sanofi	46,829	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
4,633	Simon Property Group, Inc.	$857,615	0.5
9,235	SLM Corp.	249,899	0.1
13,091	SS&C Technologies Holdings, Inc.	1,144,415	0.6
1,703	STERIS PLC	431,745	0.2
10,840	Synchrony Financial	904,381	0.5
5,057	Textron, Inc.	440,819	0.2
11,112	TJX Cos., Inc.	1,706,914	0.9
7,025	Tradeweb Markets, Inc. - Class A	755,468	0.4
13,081	Travel + Leisure Co.	922,603	0.5
7,974	Truist Financial Corp.	392,401	0.2
6,423	Union Pacific Corp.	1,485,768	0.8
12,913	Unum Group	1,000,757	0.6
25,907	US Bancorp	1,382,398	0.8
678	Valero Energy Corp.	110,372	0.1
5,159	Ventas, Inc.	399,203	0.2
10,109	Veralto Corp.	1,008,676	0.6
3,566	VeriSign, Inc.	866,360	0.5
41,802	Verizon Communications, Inc.	1,702,595	0.9
2,890	Visa, Inc. - Class A	1,013,552	0.6
1,262	Watts Water Technologies, Inc. - Class A	348,337	0.2
21,416	Williams Cos., Inc.	1,287,316	0.7
1,323	Zions Bancorp NA	77,448	0.0
		124,435,074	69.0
	Total Common Stock (Cost $153,422,605)	177,178,666	98.2

EXCHANGE-TRADED FUNDS: 1.0%
7,151	iShares MSCI EAFE Value ETF	510,653	0.3
5,900	iShares Russell 1000 Value ETF	1,241,006	0.7
		1,751,659	1.0

	Total Exchange-Traded Funds (Cost $1,749,270)	1,751,659	1.0
	Total Long-Term Investments (Cost $155,171,875)	178,930,325	99.2

See Accompanying Notes to Financial Statements

36

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.0%
47,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $47,010, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $47,953, due 01/31/26-11/15/55)	$47,000	0.0
4,039 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $4,040, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $4,120, due 04/30/26-11/15/34)	4,039	0.0
	Total Repurchase Agreements (Cost $51,039)	51,039	0.0

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.3%
435,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $435,000)	$435,000	0.3

	Total Short-Term Investments (Cost $486,039)	486,039	0.3
	Total Investments in Securities (Cost $155,657,914)	$179,416,364	99.5
	Assets in Excess of Other Liabilities	883,170	0.5
	Net Assets	$180,299,534	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

Sector Diversification	Percentage of Net Assets
Financials	26.7%
Industrials	13.9
Health Care	12.2
Communication Services	10.5
Consumer Staples	8.6
Information Technology	6.0
Utilities	5.4
Energy	5.0
Consumer Discretionary	3.9
Real Estate	3.5
Materials	2.5
Exchange-Traded Funds	1.0
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

37

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,799,258	$—	$2,799,258
Austria	—	299,605	—	299,605
Canada	7,953,489	—	—	7,953,489
Denmark	—	1,160,569	—	1,160,569
France	—	6,427,116	—	6,427,116
Germany	—	2,457,177	—	2,457,177
Hong Kong	620,045	1,356,591	—	1,976,636
Ireland	—	457,012	—	457,012
Israel	—	506,382	—	506,382
Italy	—	1,897,842	—	1,897,842
Japan	—	7,993,993	—	7,993,993
Netherlands	—	2,730,707	—	2,730,707
New Zealand	—	270,088	—	270,088
Norway	—	1,817,419	—	1,817,419
Puerto Rico	1,046,093	—	—	1,046,093
Singapore	—	815,282	—	815,282
Spain	—	1,961,212	—	1,961,212
Sweden	—	1,302,313	—	1,302,313
Switzerland	—	857,679	—	857,679
United Kingdom	—	8,013,720	—	8,013,720
United States	123,871,397	563,677	—	124,435,074
Total Common Stock	133,491,024	43,687,642	—	177,178,666
Exchange-Traded Funds	1,751,659	—	—	1,751,659
Short-Term Investments	435,000	51,039	—	486,039
Total Investments, at fair value	$135,677,683	$43,738,681	$—	$179,416,364

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $156,159,107.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,326,235
Gross Unrealized Depreciation	(4,007,013)
Net Unrealized Appreciation	$23,319,222

See Accompanying Notes to Financial Statements

38

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Principal Amount†	RA	Value	Percentage of Net Assets
U.S. TREASURY DEBT: 49.4%
187,000,000 (1)	United States Treasury Bill, 3.000%, 02/03/2026	$186,478,099	22.0
132,000,000 (1)	United States Treasury Bill, 3.470%, 02/12/2026	131,463,526	15.5
100,750,000 (2)	United States Treasury Floating Rate Notes, 3.847%, (USBMMY3M + 0.245%), 01/31/2026	100,758,670	11.9
		418,700,295	49.4

	Total U.S. Treasury Debt (Cost $418,700,295)	418,700,295	49.4

U.S. GOVERNMENT AGENCY DEBT: 42.4%
23,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.680%, (FEDL01 + 0.040%), 01/06/2026	22,999,975	2.7
30,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.700%, (FEDL01 + 0.060%), 01/16/2026	30,000,282	3.5
15,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.750%, (SOFRRATE + 0.040%), 04/10/2026	14,999,171	1.8
4,250,000 (2)	Federal Farm Credit Banks Funding Corp., 3.795%, (FEDL01 + 0.155%), 09/16/2026	4,251,902	0.5
17,000,000 (2)	Federal Farm Credit Banks Funding Corp., 3.860%, (SOFRRATE + 0.150%), 11/13/2026	17,006,097	2.0
10,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 3.705%, (FEDL01 + 0.065%), 07/15/2026	9,999,831	1.2
60,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	60,000,000	7.1
3,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.790%, (FEDL01 + 0.150%), 04/24/2026	3,500,893	0.4
80,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.430%, 01/16/2026	79,880,000	9.4
16,000,000 (1)	Federal Home Loan Bank Discount Notes, 3.580%, 02/13/2026	15,931,200	1.9
34,000,000 (2)	Federal Home Loan Banks, 3.710%, (SOFRRATE + 0.000%), 01/21/2026	34,000,000	4.0
5,000,000 (2)	Federal Home Loan Banks, 3.770%, (SOFRRATE + 0.060%), 08/11/2026	5,000,000	0.6
Principal Amount†	RA	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
16,750,000 (2)	Federal Home Loan Banks, 3.775%, (SOFRRATE + 0.065%), 08/10/2026	$16,750,000	2.0
5,000,000 (2)	Federal Home Loan Banks, 3.820%, (SOFRRATE + 0.110%), 04/10/2026	5,000,651	0.6
2,916,667 (2)	Federal Home Loan Banks, 3.850%, (SOFRRATE + 0.140%), 07/22/2026	2,916,670	0.3
10,500,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/11/2026	10,500,000	1.2
17,000,000 (2)	Federal Home Loan Banks 0001, 3.720%, (SOFRRATE + 0.010%), 02/27/2026	17,000,000	2.0
10,000,000 (2)	Federal Home Loan Banks 0003, 3.730%, (SOFRRATE + 0.020%), 01/20/2026	10,000,000	1.2
		359,736,672	42.4

	Total U.S. Government Agency Debt (Cost $359,736,672)	359,736,672	42.4

U.S. TREASURY REPURCHASE AGREEMENTS: 5.6%
39,820,000	Deutsche Bank, Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 $39,828,451 to be received upon repurchase (Collateralized by $87,067,971, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $41,014,600 due 02/15/2038-2/15/2043)	39,820,000	4.7

See Accompanying Notes to Financial Statements

39

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENTS: (continued)
8,000,000	Royal Bank of Canada, Repurchase Agreement dated 12/31/2025, 3.550%, due 01/02/2026 $8,001,578 to be received upon repurchase (Collateralized by $8,203,900, various U.S. Treasuries, 2.750-3.125%, Market Value plus accrued interest $8,160,049 due 04/30/2027-8/31/2029)	$8,000,000	0.9
		47,820,000	5.6

	Total U.S. Treasury Repurchase Agreements (Cost $47,820,000)	47,820,000	5.6

Shares	RA	Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.6%
40,000,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, Fixed Income, 3.650%, 04/01/2022	40,000,000	4.7
41,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), Fixed Income, 3.690%, 01/02/2025	41,000,000	4.9
		81,000,000	9.6

	Total Investment Companies (Cost $81,000,000)	81,000,000	9.6

	Total Investments in Securities (Cost $907,256,967)	$907,256,967	107.0
	Liabilities in Excess of Other Assets	(59,682,509)	(7.0)
	Net Assets	$847,574,458	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(3)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

40

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Investment Companies	$81,000,000	$—	$—	$81,000,000
U.S. Government Agency Debt	—	359,736,672	—	359,736,672
U.S. Treasury Debt	—	418,700,295	—	418,700,295
U.S. Treasury Repurchase Agreements	—	47,820,000	—	47,820,000
Total Investments, at fair value	$81,000,000	$826,256,967	$—	$907,256,967

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of December 31, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$39,820,000	$(39,820,000)	$—
Royal Bank of Canada	8,000,000	(8,000,000)	—
Totals	$47,820,000	$(47,820,000)	$—

(1)	Collateral with a fair value of $49,174,649 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

41

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 10.6%
540,594	Alphabet, Inc. - Class A	$169,205,922	6.3
1,130,040	AT&T, Inc.	28,070,194	1.1
165,718 (1)	Take-Two Interactive Software, Inc.	42,428,779	1.6
372,440	Walt Disney Co.	42,372,499	1.6
		282,077,394	10.6

	Consumer Discretionary: 8.9%
528,446 (1)	Amazon.com, Inc.	121,975,906	4.6
6,508	Booking Holdings, Inc.	34,852,488	1.3
85,680 (1)	Brinker International, Inc.	12,296,793	0.4
120,713	Lowe’s Cos., Inc.	29,111,147	1.1
219,569	Williams-Sonoma, Inc.	39,212,828	1.5
		237,449,162	8.9

	Consumer Staples: 5.2%
528,623	Coca-Cola Co.	36,956,034	1.4
160,437 (1)	Dollar Tree, Inc.	19,735,355	0.7
263,069	McCormick & Co., Inc.	17,917,630	0.7
191,188	Philip Morris International, Inc.	30,666,555	1.1
239,589	Procter & Gamble Co.	34,335,500	1.3
		139,611,074	5.2

	Energy: 3.9%
57,432	Chesapeake Energy Corp.	6,338,195	0.2
335,594	Chevron Corp.	51,147,882	1.9
566,893	Devon Energy Corp.	20,765,291	0.8
117,648	Expand Energy Corp.	12,983,633	0.5
274,473	HF Sinclair Corp.	12,647,716	0.5
		103,882,717	3.9

	Financials: 13.1%
340,233	American International Group, Inc.	29,106,933	1.1
148,261	Assurant, Inc.	35,708,662	1.3
889,925	Bank of America Corp.	48,945,875	1.8
190,095	Intercontinental Exchange, Inc.	30,787,786	1.2
126,828	PNC Financial Services Group, Inc.	26,472,808	1.0
237,958	State Street Corp.	30,698,962	1.2
223,116	Stifel Financial Corp.	27,938,585	1.1
334,868	Synchrony Financial	27,938,037	1.0
135,905	Visa, Inc. - Class A	47,663,243	1.8
453,849	Wells Fargo & Co.	42,298,727	1.6
		347,559,618	13.1

	Health Care: 10.9%
363,316	AstraZeneca PLC, ADR	33,399,640	1.3
137,435	Danaher Corp.	31,461,620	1.2
122,268	Humana, Inc.	31,316,503	1.2
144,660 (1)	ICON PLC	26,359,945	1.0
29,900	McKesson Corp.	24,526,671	0.9
1,303,002	Pfizer, Inc.	32,444,750	1.2
21,397	Regeneron Pharmaceuticals, Inc.	16,515,703	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
61,367	Thermo Fisher Scientific, Inc.	$35,559,108	1.3
70,839 (1)	Vertex Pharmaceuticals, Inc.	32,115,569	1.2
70,828 (1)	Waters Corp.	26,902,599	1.0
		290,602,108	10.9

	Industrials: 7.4%
338,734	3M Co.	54,231,313	2.0
154,284 (1)	Boeing Co.	33,498,142	1.3
47,033 (1)	Dycom Industries, Inc.	15,892,451	0.6
745,466 (1)	Gates Industrial Corp. PLC	16,005,155	0.6
31,181	Parker-Hannifin Corp.	27,406,852	1.0
202,059	RELX PLC, ADR	8,167,225	0.3
77,514 (1)	Saia, Inc.	25,309,871	1.0
18,736	United Rentals, Inc.	15,163,419	0.6
		195,674,428	7.4

	Information Technology: 33.1%
229,751 (1)	Advanced Micro Devices, Inc.	49,203,474	1.9
795,582	Apple, Inc.	216,286,923	8.1
331,252	Broadcom, Inc.	114,646,317	4.3
552,278	Cisco Systems, Inc.	42,541,974	1.6
134,545	International Business Machines Corp.	39,853,574	1.5
58,872	Intuit, Inc.	38,997,990	1.5
95,560	Micron Technology, Inc.	27,273,780	1.0
379,486	Microsoft Corp.	183,527,019	6.9
532,845	NVIDIA Corp.	99,375,593	3.7
119,315	Salesforce, Inc.	31,607,737	1.2
125,993	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	38,288,013	1.4
		881,602,394	33.1

	Materials: 1.9%
494,452	Alcoa Corp.	26,275,179	1.0
151,234	Nucor Corp.	24,667,778	0.9
		50,942,957	1.9

	Real Estate: 2.2%
280,228	Boston Properties, Inc.	18,909,785	0.7
214,428	Welltower, Inc.	39,799,981	1.5
		58,709,766	2.2

	Utilities: 2.2%
250,802	Duke Energy Corp.	29,396,502	1.1
355,586	Public Service Enterprise Group, Inc.	28,553,556	1.1
10,000,000 (2)(3)	Southern Energy	—	0.0
		57,950,058	2.2

	Total Common Stock (Cost $1,923,421,948)	2,646,061,676	99.4

See Accompanying Notes to Financial Statements

42

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
17,302,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $17,302,000)	$17,302,000	0.6
	Total Short-Term Investments (Cost $17,302,000)	$17,302,000	0.6
	Total Investments in Securities (Cost $1,940,723,948)	$2,663,363,676	100.0
	Assets in Excess of Other Liabilities	1,000,924	0.0
	Net Assets	$2,664,364,600	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

43

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$282,077,394	$—	$—	$282,077,394
Consumer Discretionary	237,449,162	—	—	237,449,162
Consumer Staples	139,611,074	—	—	139,611,074
Energy	103,882,717	—	—	103,882,717
Financials	347,559,618	—	—	347,559,618
Health Care	290,602,108	—	—	290,602,108
Industrials	195,674,428	—	—	195,674,428
Information Technology	881,602,394	—	—	881,602,394
Materials	50,942,957	—	—	50,942,957
Real Estate	58,709,766	—	—	58,709,766
Utilities	57,950,058	—	—	57,950,058
Total Common Stock	2,646,061,676	—	—	2,646,061,676
Short-Term Investments	17,302,000	—	—	17,302,000
Total Investments, at fair value	$2,663,363,676	$—	$—	$2,663,363,676

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At December 31, 2025, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,948,410,110.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$744,255,730
Gross Unrealized Depreciation	(29,302,164)
Net Unrealized Appreciation	$714,953,566

See Accompanying Notes to Financial Statements

44

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.9%
	Basic Materials: 0.2%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$430,432	0.1
259,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	268,856	0.0
383,000	Nucor Corp., 5.100%, 06/01/2035	392,142	0.1
156,000	Nutrien Ltd., 2.950%, 05/13/2030	147,540	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,856	0.0
261,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	269,663	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	336,466	0.0
		1,862,955	0.2

	Communications: 2.2%
351,000	Alphabet, Inc., 4.500%, 05/15/2035	349,315	0.0
430,000	Alphabet, Inc., 4.700%, 11/15/2035	430,274	0.1
115,000	Alphabet, Inc., 5.300%, 05/15/2065	108,241	0.0
430,000	Alphabet, Inc., 5.450%, 11/15/2055	422,122	0.1
275,000	Alphabet, Inc., 5.700%, 11/15/2075	270,898	0.0
114,000	Amazon.com, Inc., 2.100%, 05/12/2031	103,046	0.0
308,000	Amazon.com, Inc., 4.350%, 03/20/2033	307,086	0.0
616,000	Amazon.com, Inc., 4.650%, 11/20/2035	613,750	0.1
658,000	Amazon.com, Inc., 5.450%, 11/20/2055	642,690	0.1
592,000	Amazon.com, Inc., 5.550%, 11/20/2065	574,697	0.1
406,000	AppLovin Corp., 5.125%, 12/01/2029	416,583	0.1
337,000	AppLovin Corp., 5.375%, 12/01/2031	349,934	0.1
90,000	AT&T, Inc., 3.800%, 12/01/2057	61,954	0.0
270,000	AT&T, Inc., 4.550%, 11/01/2032	268,335	0.0
540,000	AT&T, Inc., 4.900%, 11/01/2035	533,542	0.1
229,000	AT&T, Inc., 4.900%, 08/15/2037	223,234	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	273,610	0.0
260,000 (1)	Beignet Investor LLC, 6.581%, 05/30/2049	274,926	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
148,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$133,233	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	255,293	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	62,854	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	135,347	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	200,424	0.0
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	503,274	0.1
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	230,416	0.0
268,000	Cisco Systems, Inc., 4.950%, 02/26/2031	278,051	0.0
371,000	Cisco Systems, Inc., 4.950%, 02/24/2032	383,073	0.1
100,000	Cisco Systems, Inc., 5.100%, 02/24/2035	102,798	0.0
95,000 (2)	Comcast Corp., 1.500%, 02/15/2031	82,628	0.0
88,000	Comcast Corp., 1.950%, 01/15/2031	78,481	0.0
243,000	Comcast Corp., 2.650%, 02/01/2030	229,436	0.0
61,000	Comcast Corp., 3.200%, 07/15/2036	52,069	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	56,696	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	108,253	0.0

See Accompanying Notes to Financial Statements

45

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
425,000	Meta Platforms, Inc., 4.200%, 11/15/2030	$426,007	0.1
315,000	Meta Platforms, Inc., 4.600%, 11/15/2032	317,623	0.0
282,000	Meta Platforms, Inc., 4.750%, 08/15/2034	284,447	0.0
420,000	Meta Platforms, Inc., 4.875%, 11/15/2035	419,600	0.1
647,000	Meta Platforms, Inc., 5.400%, 08/15/2054	602,453	0.1
550,000	Meta Platforms, Inc., 5.500%, 11/15/2045	534,393	0.1
366,000	Meta Platforms, Inc., 5.550%, 08/15/2064	339,777	0.0
330,000	Meta Platforms, Inc., 5.625%, 11/15/2055	316,974	0.0
330,000	Meta Platforms, Inc., 5.750%, 11/15/2065	315,051	0.0
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	212,157	0.0
250,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	259,956	0.0
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	198,303	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	208,226	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	179,504	0.0
315,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	341,903	0.0
344,000	Netflix, Inc., 5.875%, 11/15/2028	361,814	0.1
33,000	Orange SA, 9.000%, 03/01/2031	39,731	0.0
302,000 (1)	SoftBank Corp., 4.699%, 07/09/2030	303,223	0.0
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	568,942	0.1
344,000	Sprint Capital Corp., 8.750%, 03/15/2032	416,246	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	80,016	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	107,440	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	73,945	0.0
17,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	15,536	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	202,416	0.0
38,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	35,288	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	42,498	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	104,313	0.0
311,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	297,446	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
46,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	$45,244	0.0
117,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	105,009	0.0
291,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	298,487	0.0
238,000	Uber Technologies, Inc., 4.300%, 01/15/2030	239,661	0.0
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	494,987	0.1
563,000	Uber Technologies, Inc., 5.350%, 09/15/2054	537,298	0.1
122,000	Verizon Communications, Inc., 1.750%, 01/20/2031	107,443	0.0
156,000	Verizon Communications, Inc., 2.355%, 03/15/2032	137,520	0.0
120,000	Verizon Communications, Inc., 2.550%, 03/21/2031	109,626	0.0
230,000	Verizon Communications, Inc., 4.400%, 11/01/2034	222,030	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	136,758	0.0
380,000	Verizon Communications, Inc., 5.000%, 01/15/2036	376,921	0.1
580,000	Verizon Communications, Inc., 5.875%, 11/30/2055	573,440	0.1
445,000	Verizon Communications, Inc., 6.000%, 11/30/2065	439,670	0.1
		20,545,885	2.2

	Consumer, Cyclical: 2.1%
23,646	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	23,434	0.0
8,579	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,495	0.0
460,586	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	450,802	0.1
10,900	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	10,548	0.0
395,065	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	383,932	0.1

See Accompanying Notes to Financial Statements

46

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	$270,873	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	197,364	0.0
311,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	316,894	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	132,133	0.0
154,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	158,123	0.0
109,000	BorgWarner, Inc., 5.400%, 08/15/2034	112,441	0.0
338,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	347,487	0.0
139,141 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	140,009	0.0
373,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	341,899	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	581,951	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	606,306	0.1
57,000	General Motors Co., 6.250%, 10/02/2043	57,858	0.0
298,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	268,112	0.0
943,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	958,211	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	955,440	0.1
618,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	644,697	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	97,566	0.0
296,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	312,057	0.0
524,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	530,776	0.1
318,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	325,044	0.0
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	130,765	0.0
257,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	263,500	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	$293,482	0.0
373,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	385,397	0.1
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	291,171	0.0
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	712,682	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	318,976	0.0
20,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	15,644	0.0
540,000	Lowe’s Cos., Inc., 4.500%, 10/15/2032	537,240	0.1
18,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	17,658	0.0
475,000 (2)	Marriott International, Inc., 4.500%, 10/15/2031	476,241	0.1
233,000	Marriott International, Inc., 4.800%, 03/15/2030	238,035	0.0
483,000	Marriott International, Inc., 5.250%, 10/15/2035	489,705	0.1
166,000	Marriott International, Inc., 5.350%, 03/15/2035	170,905	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	396,121	0.1
482,000	Toyota Motor Corp., 4.450%, 06/30/2030	488,572	0.1
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	254,156	0.0
353,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	362,335	0.0
185,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	193,987	0.0
342,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	345,551	0.0
91,136	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	93,512	0.0
395,884	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	395,544	0.1
505,257	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	487,718	0.1

See Accompanying Notes to Financial Statements

47

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
290,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	$291,722	0.0
295,000 (1)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	297,955	0.0
699,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	714,879	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	768,600	0.1
354,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	380,388	0.1
886,000	Walmart, Inc., 4.900%, 04/28/2035	911,279	0.1
		18,956,172	2.1

	Consumer, Non-cyclical: 3.0%
106,000	AbbVie, Inc., 3.200%, 11/21/2029	102,824	0.0
150,000	AbbVie, Inc., 4.050%, 11/21/2039	134,039	0.0
166,000	AbbVie, Inc., 4.650%, 03/15/2028	168,898	0.0
393,000	AbbVie, Inc., 4.950%, 03/15/2031	406,496	0.1
282,000	AbbVie, Inc., 5.600%, 03/15/2055	282,841	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	277,014	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	73,608	0.0
16,000	Amgen, Inc., 2.300%, 02/25/2031	14,514	0.0
53,000	Amgen, Inc., 2.450%, 02/21/2030	49,452	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	52,867	0.0
43,000	Amgen, Inc., 5.250%, 03/02/2030	44,652	0.0
133,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	126,755	0.0
393,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	406,886	0.1
284,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	291,008	0.0
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,916	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	246,117	0.0
122,000	BAT Capital Corp., 5.834%, 02/20/2031	129,561	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	76,692	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	$350,684	0.1
128,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	116,312	0.0
279,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	274,191	0.0
298,000	Campbell Soup Co., 5.200%, 03/21/2029	305,368	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	425,824	0.1
49,000	Cardinal Health, Inc., 5.450%, 02/15/2034	51,027	0.0
189,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	166,465	0.0
118,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	108,464	0.0
123,000 (1)(2)	Cargill, Inc., 5.125%, 02/11/2035	126,691	0.0
185,000	Cencora, Inc., 5.125%, 02/15/2034	189,831	0.0
71,000	Centene Corp., 2.450%, 07/15/2028	66,536	0.0
1,114,000	Centene Corp., 3.000%, 10/15/2030	997,496	0.1
359,000	Cigna Group, 2.375%, 03/15/2031	325,097	0.1
356,000	Cigna Group, 4.800%, 08/15/2038	341,121	0.1
685,000	Cigna Group, 5.250%, 01/15/2036	697,812	0.1
489,000	Cigna Group, 5.600%, 02/15/2054	474,547	0.1
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	314,648	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	159,125	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	391,901	0.1
47,000	CVS Health Corp., 5.050%, 03/25/2048	41,459	0.0
122,000	CVS Health Corp., 5.125%, 02/21/2030	125,376	0.0
360,000	CVS Health Corp., 5.450%, 09/15/2035	368,635	0.1
22,000	CVS Health Corp., 6.000%, 06/01/2063	21,341	0.0
40,000	CVS Health Corp., 6.250%, 09/15/2065	40,291	0.0
9,431	CVS Pass-Through Trust, 6.943%, 01/10/2030	9,789	0.0
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	518,907	0.1
270,000	Elevance Health, Inc., 4.600%, 09/15/2032	269,959	0.0

See Accompanying Notes to Financial Statements

48

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
279,000	Elevance Health, Inc., 4.950%, 11/01/2031	$285,655	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	146,182	0.0
229,000	Eli Lilly & Co., 5.500%, 02/12/2055	229,462	0.0
396,000 (1)	EMD Finance LLC, 4.625%, 10/15/2032	397,187	0.1
184,000	Equifax, Inc., 3.100%, 05/15/2030	174,355	0.0
558,000	Gilead Sciences, Inc., 5.100%, 06/15/2035	572,140	0.1
339,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	342,595	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	150,283	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	111,784	0.0
72,000	HCA, Inc., 2.375%, 07/15/2031	64,636	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	39,027	0.0
384,000	HCA, Inc., 3.500%, 09/01/2030	369,413	0.1
61,000	HCA, Inc., 4.375%, 03/15/2042	52,279	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	629,459	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	164,302	0.0
223,000	HCA, Inc., 5.450%, 04/01/2031	232,796	0.0
39,000	HCA, Inc., 6.100%, 04/01/2064	38,682	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	444,991	0.1
479,000	Hershey Co., 4.950%, 02/24/2032	496,756	0.1
227,000	Humana, Inc., 5.375%, 04/15/2031	234,773	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	547,019	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	543,373	0.1
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	210,732	0.0
7,000	Johnson & Johnson, 2.100%, 09/01/2040	4,941	0.0
103,000	Johnson & Johnson, 3.625%, 03/03/2037	93,660	0.0
144,000 (2)	Johnson & Johnson, 4.700%, 03/01/2030	148,435	0.0
28,000	Johnson & Johnson, 5.850%, 07/15/2038	30,885	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
207,000 (2)	Kenvue, Inc., 4.850%, 05/22/2032	$212,020	0.0
168,000	Kenvue, Inc., 5.050%, 03/22/2028	171,674	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	212,591	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	278,773	0.0
189,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	188,866	0.0
206,000 (1)	Mars, Inc., 5.000%, 03/01/2032	212,409	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	434,926	0.1
210,000 (1)	Mars, Inc., 5.650%, 05/01/2045	211,805	0.0
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	281,109	0.0
237,000	McKesson Corp., 4.250%, 09/15/2029	238,643	0.0
309,000	McKesson Corp., 4.950%, 05/30/2032	317,799	0.1
283,000	McKesson Corp., 5.250%, 05/30/2035	292,704	0.0
542,000	Merck & Co., Inc., 4.450%, 12/04/2032	542,916	0.1
173,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	174,887	0.0
239,000	Philip Morris International, Inc., 4.750%, 11/01/2031	244,161	0.0
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	349,145	0.1
70,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	64,452	0.0
71,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	67,210	0.0
366,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	372,355	0.1
162,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	164,090	0.0
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	130,712	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	79,961	0.0
302,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	301,430	0.0
581,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	616,279	0.1
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	341,197	0.1
292,000	Royalty Pharma PLC, 2.200%, 09/02/2030	264,804	0.0
66,000	Royalty Pharma PLC, 3.300%, 09/02/2040	51,123	0.0

See Accompanying Notes to Financial Statements

49

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
103,000	S&P Global, Inc., 1.250%, 08/15/2030	$90,684	0.0
275,000	S&P Global, Inc., 2.700%, 03/01/2029	264,414	0.0
230,000	Solventum Corp., 5.450%, 03/13/2031	240,214	0.0
139,000	Solventum Corp., 5.600%, 03/23/2034	144,682	0.0
278,000	Stryker Corp., 4.850%, 02/10/2030	285,557	0.0
129,000	Sysco Corp., 5.400%, 03/23/2035	133,672	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	335,400	0.1
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	253,582	0.0
302,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	307,740	0.0
340,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	352,793	0.1
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	205,803	0.0
229,000	Unilever Capital Corp., 4.625%, 08/12/2034	230,700	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	26,210	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	85,163	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	136,271	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,894	0.0
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	232,552	0.0
137,000	Universal Health Services, Inc., 4.625%, 10/15/2029	137,763	0.0
132,000	Viatris, Inc., 2.700%, 06/22/2030	120,704	0.0
102,000	Viatris, Inc., 3.850%, 06/22/2040	78,340	0.0
152,000	Viatris, Inc., 4.000%, 06/22/2050	101,293	0.0
180,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	174,144	0.0
		27,735,455	3.0

	Energy: 1.5%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	198,737	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
421,000	APA Corp., 6.750%, 02/15/2055	$420,448	0.1
58,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	59,024	0.0
44,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	44,903	0.0
262,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	270,379	0.0
174,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	173,236	0.0
233,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	240,407	0.0
63,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	58,327	0.0
191,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	194,515	0.0
8,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	7,817	0.0
227,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	227,547	0.0
462,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	470,826	0.1
373,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	388,075	0.1
290,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	288,846	0.0
108,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	84,502	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	77,493	0.0
234,000 (2)(3)	Enbridge (US) Inc. 20- A, 5.750%, 07/15/2080	237,115	0.0
184,000	Energy Transfer L.P., 3.750%, 05/15/2030	179,135	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	26,366	0.0
185,000	Energy Transfer L.P., 5.200%, 04/01/2030	190,687	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	134,733	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,698	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	87,607	0.0
67,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	68,313	0.0

See Accompanying Notes to Financial Statements

50

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
139,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	$140,667	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.099%, (TSFR3M + 3.248%), 08/16/2077	407,059	0.1
477,000	EOG Resources, Inc., 5.000%, 07/15/2032	488,804	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	269,324	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	798,773	0.1
840,000	Equinor ASA, 4.750%, 11/14/2035	836,076	0.1
450,000	Hess Corp., 4.300%, 04/01/2027	452,072	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	60,230	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	79,694	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	364,112	0.1
269,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	276,965	0.0
301,000	MPLX L.P., 2.650%, 08/15/2030	278,993	0.0
75,000	MPLX L.P., 4.800%, 02/15/2031	75,898	0.0
271,000	MPLX L.P., 5.000%, 01/15/2033	272,544	0.0
78,000	MPLX L.P., 5.500%, 06/01/2034	79,611	0.0
123,000 (2)	Occidental Petroleum Corp., 5.375%, 01/01/2032	126,027	0.0
91,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	87,090	0.0
308,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	325,743	0.1
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	163,218	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	34,231	0.0
41,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	42,941	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	83,312	0.0
112,000	Ovintiv, Inc., 5.650%, 05/15/2028	115,337	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	$268,480	0.0
110,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	103,223	0.0
214,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	220,123	0.0
378,000	Targa Resources Corp., 5.400%, 07/30/2036	378,586	0.1
71,000	Targa Resources Corp., 5.500%, 02/15/2035	72,768	0.0
43,000	Targa Resources Corp., 6.250%, 07/01/2052	43,415	0.0
205,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	206,306	0.0
291,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	300,168	0.1
120,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	115,114	0.0
430,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	439,094	0.1
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	304,296	0.1
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	131,829	0.0
285,000	Woodside Finance Ltd., 5.400%, 05/19/2030	292,718	0.0
266,000	Woodside Finance Ltd., 5.700%, 05/19/2032	276,915	0.0
352,000	Woodside Finance Ltd., 6.000%, 05/19/2035	366,782	0.1
		13,577,274	1.5

	Financial: 7.4%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	183,208	0.0
238,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	241,990	0.0
157,000	Alleghany Corp., 3.250%, 08/15/2051	106,066	0.0
410,000 (3)	American Express Co., 4.351%, 07/20/2029	413,054	0.1
175,000 (3)	American Express Co., 5.085%, 01/30/2031	180,465	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	289,405	0.0
166,000 (3)	American Express Co., 5.282%, 07/27/2029	171,006	0.0
143,000 (3)	American Express Co., 5.532%, 04/25/2030	149,209	0.0

See Accompanying Notes to Financial Statements

51

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
41,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$38,773	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	144,410	0.0
334,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	345,858	0.0
343,000	American International Group, Inc., 3.400%, 06/30/2030	331,115	0.0
74,000	American Tower Corp., 2.700%, 04/15/2031	67,987	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	59,478	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	181,297	0.0
112,000	American Tower Corp., 5.250%, 07/15/2028	115,196	0.0
88,000	American Tower Corp., 5.500%, 03/15/2028	90,583	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	231,724	0.0
125,000	Aon North America, Inc., 5.125%, 03/01/2027	126,596	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	288,152	0.0
688,000	Assurant, Inc., 5.550%, 02/15/2036	700,967	0.1
656,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	665,825	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	153,320	0.0
460,000 (1)	Atlas Warehouse Lending Co. L.P., 4.625%, 11/15/2028	461,886	0.1
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	726,706	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	630,331	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	414,081	0.1
90,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	80,504	0.0
209,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	188,551	0.0
354,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	329,981	0.0
316,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	290,059	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,251,471	0.1
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,754	0.0
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	197,169	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
415,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	$425,250	0.1
313,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	326,274	0.0
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	405,661	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	607,993	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	448,484	0.1
57,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	53,112	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	427,008	0.1
306,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	291,304	0.0
381,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	348,558	0.0
424,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	409,645	0.1
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,878	0.0
1,415,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	1,433,740	0.2
152,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	157,546	0.0
470,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	475,877	0.1
409,000 (1)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	413,502	0.1
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	200,123	0.0
341,000 (3)	Barclays PLC, 5.367%, 02/25/2031	352,513	0.0
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	161,822	0.0
409,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	352,652	0.0
56,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	52,420	0.0
735,000 (1)	BPCE SA, 5.281%, 05/30/2029	758,204	0.1
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	384,198	0.1

See Accompanying Notes to Financial Statements

52

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
440,000	Brookfield Asset Management Ltd., 5.298%, 01/15/2036	$439,831	0.1
332,000	Brown & Brown, Inc., 4.900%, 06/23/2030	336,830	0.0
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	229,629	0.0
222,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	217,872	0.0
166,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	175,639	0.0
465,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	467,217	0.1
440,000	CME Group, Inc., 4.400%, 03/15/2030	446,545	0.1
434,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	443,883	0.1
490,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	511,150	0.1
906,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	954,591	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	441,417	0.1
84,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	79,768	0.0
246,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	261,182	0.0
695,000 (1)(3)	Credit Agricole SA, 4.818%, 09/25/2033	694,350	0.1
176,000	Crown Castle, Inc., 2.100%, 04/01/2031	155,428	0.0
46,000	Crown Castle, Inc., 2.500%, 07/15/2031	41,155	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	134,118	0.0
184,000	Crown Castle, Inc., 3.300%, 07/01/2030	174,651	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	407,329	0.1
416,000	Crown Castle, Inc., 4.900%, 09/01/2029	423,081	0.1
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	56,494	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	208,856	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	100,696	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	220,188	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	272,361	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	358,571	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	$806,640	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	747,605	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	276,597	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	337,025	0.0
447,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	457,446	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	536,053	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	193,968	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	163,448	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	143,528	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	663,830	0.1
43,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	43,878	0.0
474,000	First Industrial L.P., 5.250%, 01/15/2031	484,035	0.1
695,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	698,087	0.1
135,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	138,353	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	160,338	0.0
233,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	241,959	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	176,595	0.0
295,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	298,366	0.0
9,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	9,548	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.238%, (TSFR3M + 2.387%), 02/12/2067	706,176	0.1

See Accompanying Notes to Financial Statements

53

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
304,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	$302,009	0.0
202,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	204,573	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	614,135	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	288,303	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	272,043	0.0
351,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	366,842	0.1
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	402,498	0.1
340,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	311,640	0.0
917,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	909,735	0.1
307,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	268,660	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	487,049	0.1
46,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	44,671	0.0
140,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	145,364	0.0
270,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	258,041	0.0
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	88,773	0.0
88,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	83,513	0.0
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	242,820	0.0
488,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	493,128	0.1
306,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	310,370	0.0
1,790,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	1,778,093	0.2
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	247,462	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	243,029	0.0
109,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	112,683	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
235,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	$239,740	0.0
359,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	376,790	0.1
68,000 (3)	JPMorgan Chase & Co., 5.576%, 07/23/2036	70,369	0.0
235,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	245,233	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	149,267	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,972	0.0
528,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	571,629	0.1
347,000	LPL Holdings, Inc., 5.150%, 06/15/2030	354,054	0.0
276,000	LPL Holdings, Inc., 5.200%, 03/15/2030	282,574	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	233,532	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	369,138	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	233,554	0.0
1,903,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	1,922,200	0.2
152,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	158,902	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	434,802	0.1
656,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	686,981	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	155,463	0.0
172,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	151,307	0.0
499,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	495,722	0.1
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	175,372	0.0
457,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	479,985	0.1
223,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	228,100	0.0
150,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	149,971	0.0
1,161,000 (3)	Morgan Stanley I, 4.892%, 10/22/2036	1,151,166	0.1
265,000 (3)	Morgan Stanley Private Bank NA, 4.734%, 07/18/2031	268,684	0.0
524,000	National Bank of Canada, 5.600%, 12/18/2028	547,113	0.1

See Accompanying Notes to Financial Statements

54

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
250,000 (1)	National Securities Clearing Corp., 4.700%, 05/20/2030	$255,758	0.0
205,000 (1)	Nationwide Building Society, 4.351%, 09/30/2030	205,186	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	397,765	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	260,253	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	579,123	0.1
305,000	NNN REIT, Inc., 4.600%, 02/15/2031	307,748	0.0
1,080,000 (3)	Northern Trust Corp., 5.117%, 11/19/2040	1,078,930	0.1
208,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	220,951	0.0
227,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	236,653	0.0
269,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	273,851	0.0
39,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	33,558	0.0
19,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	19,550	0.0
258,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	278,990	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	439,097	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	82,275	0.0
615,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	602,433	0.1
123,000	Realty Income Corp., 3.950%, 08/15/2027	123,092	0.0
717,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	629,254	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	81,859	0.0
223,000 (2)(3)	Royal Bank of Canada, 4.696%, 08/06/2031	225,965	0.0
349,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	354,057	0.0
204,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	209,130	0.0
205,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	211,153	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
105,000	Sabra Health Care L.P., 3.200%, 12/01/2031	$96,227	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	243,842	0.0
617,000 (3)	State Street Corp., 3.031%, 11/01/2034	582,861	0.1
323,000 (3)	State Street Corp., 4.675%, 10/22/2032	329,609	0.0
164,000	State Street Corp., 4.729%, 02/28/2030	168,028	0.0
449,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	431,555	0.1
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	412,233	0.1
453,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	474,271	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	342,383	0.0
265,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	277,045	0.0
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	465,965	0.1
198,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	210,754	0.0
118,000 (2)(3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	127,788	0.0
290,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	289,355	0.0
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	892,274	0.1
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	327,859	0.0
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	42,802	0.0
982,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	1,029,656	0.1
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	67,559	0.0
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	54,656	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	432,871	0.1
8,000	Weyerhaeuser Co., 4.750%, 05/15/2026	8,018	0.0
505,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	508,416	0.1
846,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	854,204	0.1
		68,420,164	7.4

See Accompanying Notes to Financial Statements

55

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 1.6%
202,000	3M Co., 5.150%, 03/15/2035	$206,824	0.0
246,000	AGCO Corp., 5.450%, 03/21/2027	249,455	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	152,013	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	426,087	0.1
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	519,768	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	438,308	0.1
96,000	Boeing Co., 5.930%, 05/01/2060	94,260	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	43,831	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	264,591	0.0
665,000	Canadian National Railway Co., 4.200%, 03/12/2031	663,938	0.1
378,000	Canadian National Railway Co., 4.750%, 11/12/2035	378,477	0.1
127,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	121,402	0.0
138,000	Carrier Global Corp., 2.722%, 02/15/2030	129,981	0.0
131,000	Carrier Global Corp., 5.900%, 03/15/2034	140,584	0.0
190,000	Caterpillar Financial Services Corp., 4.700%, 11/15/2029	195,013	0.0
349,000	Caterpillar, Inc., 5.200%, 05/15/2035	361,955	0.1
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	427,291	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	445,108	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	385,446	0.1
25,000	FedEx Corp., 4.550%, 04/01/2046	21,101	0.0
852,000	Flex Ltd., 5.250%, 01/15/2032	870,581	0.1
184,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	176,949	0.0
295,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	282,899	0.0
103,000	GATX Corp., 4.000%, 06/30/2030	101,651	0.0
71,000	GATX Corp., 6.050%, 06/05/2054	72,293	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
449,000	HEICO Corp., 5.250%, 08/01/2028	$461,688	0.1
337,000	Honeywell International, Inc., 4.750%, 02/01/2032	343,917	0.0
114,000	Honeywell International, Inc., 5.000%, 03/01/2035	116,164	0.0
184,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	182,358	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	67,686	0.0
728,000	John Deere Capital Corp., 4.400%, 09/08/2031	735,385	0.1
250,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	257,258	0.0
394,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	406,936	0.1
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	78,028	0.0
32,000	Norfolk Southern Corp., 5.050%, 08/01/2030	33,188	0.0
80,000	Norfolk Southern Corp., 5.550%, 03/15/2034	84,443	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,510	0.0
84,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	83,051	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	524,699	0.1
307,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	316,239	0.0
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	776,739	0.1
261,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	245,681	0.0
265,000	Ryder System, Inc., 5.000%, 03/15/2030	271,566	0.0
149,000	Ryder System, Inc., 6.600%, 12/01/2033	166,181	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	200,655	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	241,481	0.0

See Accompanying Notes to Financial Statements

56

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	$42,485	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	311,686	0.0
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	58,749	0.0
572,000	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	590,673	0.1
249,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	257,901	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	217,843	0.0
223,000	Union Pacific Corp., 5.100%, 02/20/2035	230,235	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	238,020	0.0
		14,728,251	1.6

	Technology: 1.8%
751,000	Accenture Capital, Inc., 4.250%, 10/04/2031	751,891	0.1
378,000	Adobe, Inc., 4.950%, 01/17/2030	391,775	0.1
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	408,509	0.1
414,000	Broadcom, Inc., 2.450%, 02/15/2031	378,863	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	478,537	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	245,558	0.0
332,000	Broadcom, Inc., 4.900%, 07/15/2032	339,127	0.1
664,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	655,656	0.1
194,000	Broadcom, Inc., 5.050%, 04/15/2030	200,221	0.0
188,000	Broadcom, Inc., 5.150%, 11/15/2031	195,136	0.0
93,000	Broadcom, Inc., 5.200%, 04/15/2032	96,584	0.0
292,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	293,562	0.0
181,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	184,585	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	302,020	0.0
304,000	Fiserv, Inc., 5.150%, 03/15/2027	307,319	0.0
111,000 (2)	Fiserv, Inc., 5.150%, 08/12/2034	110,182	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	$219,972	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	510,657	0.1
582,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	612,291	0.1
402,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	406,194	0.1
334,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	309,677	0.0
156,000	HP, Inc., 2.650%, 06/17/2031	140,884	0.0
332,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	338,164	0.1
43,000	Intel Corp., 2.800%, 08/12/2041	30,144	0.0
5,000 (2)	Intel Corp., 5.200%, 02/10/2033	5,096	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,401	0.0
257,000	Intel Corp., 5.700%, 02/10/2053	239,516	0.0
587,000	International Business Machines Corp., 4.800%, 02/10/2030	600,675	0.1
279,000	International Business Machines Corp., 5.000%, 02/10/2032	286,978	0.0
279,000	International Business Machines Corp., 5.200%, 02/10/2035	286,397	0.0
217,000	International Business Machines Corp., 5.700%, 02/10/2055	214,004	0.0
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	225,514	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	219,059	0.0
277,000	Micron Technology, Inc., 5.800%, 01/15/2035	292,062	0.0
840,000	Micron Technology, Inc., 6.050%, 11/01/2035	896,688	0.1
393,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	375,688	0.1
315,000	MSCI, Inc., 5.150%, 03/15/2036	312,865	0.0
186,000	NetApp, Inc., 5.500%, 03/17/2032	193,578	0.0
45,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	45,108	0.0

See Accompanying Notes to Financial Statements

57

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	$237,145	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	660,028	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	59,816	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,415	0.0
214,000	Oracle Corp., 3.800%, 11/15/2037	172,914	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	21,760	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	47,098	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	21,560	0.0
225,000	Oracle Corp., 5.200%, 09/26/2035	215,649	0.0
459,000	Oracle Corp., 5.375%, 09/27/2054	371,508	0.1
193,000	Oracle Corp., 5.500%, 09/27/2064	154,190	0.0
260,000	Oracle Corp., 5.875%, 09/26/2045	234,943	0.0
582,000	Oracle Corp., 5.950%, 09/26/2055	516,035	0.1
356,000	Oracle Corp., 6.000%, 08/03/2055	314,227	0.1
325,000	Oracle Corp., 6.100%, 09/26/2065	286,843	0.0
147,000	Oracle Corp., 6.125%, 08/03/2065	130,382	0.0
190,000	Qualcomm, Inc., 4.750%, 05/20/2032	194,157	0.0
184,000	Synopsys, Inc., 5.000%, 04/01/2032	188,166	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	223,716	0.0
184,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	170,286	0.0
		16,460,975	1.8

	Utilities: 2.1%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	449,465	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	125,683	0.0
211,000 (1)	AES Corp., 3.950%, 07/15/2030	206,243	0.0
291,000	AES Corp., 5.450%, 06/01/2028	297,848	0.1
309,000	AES Corp., 5.800%, 03/15/2032	317,068	0.1
90,000	Alabama Power Co., 5.850%, 11/15/2033	96,755	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
14,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	$13,018	0.0
214,000	Ameren Corp., 1.750%, 03/15/2028	203,634	0.0
177,000	Ameren Corp., 5.000%, 01/15/2029	181,012	0.0
119,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	107,308	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	224,139	0.0
139,000	Black Hills Corp., 3.050%, 10/15/2029	132,865	0.0
1,085,000	Black Hills Corp., 4.550%, 01/31/2031	1,085,718	0.1
92,000	Black Hills Corp., 6.000%, 01/15/2035	98,231	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	184,980	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	191,666	0.0
128,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	118,135	0.0
258,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	253,965	0.0
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	29,056	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	69,160	0.0
268,000	DTE Energy Co., 5.200%, 04/01/2030	276,646	0.0
97,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	89,405	0.0
24,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	26,641	0.0
174,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	157,494	0.0
72,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	77,777	0.0
115,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	104,560	0.0
156,000	Entergy Corp., 2.400%, 06/15/2031	140,344	0.0
99,000	Entergy Corp., 2.800%, 06/15/2030	92,854	0.0
160,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	162,942	0.0
328,000	Essential Utilities, Inc., 2.704%, 04/15/2030	308,201	0.1

See Accompanying Notes to Financial Statements

58

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	$94,199	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	148,910	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	68,751	0.0
184,000	Eversource Energy, 2.550%, 03/15/2031	166,642	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,699	0.0
112,000	Eversource Energy, 5.500%, 01/01/2034	115,183	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	278,179	0.0
60,000	Exelon Corp., 4.950%, 06/15/2035	59,835	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	399,637	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	187,194	0.0
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	325,891	0.1
147,000	Florida Power & Light Co., 4.625%, 05/15/2030	150,099	0.0
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	173,973	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,829	0.0
13,000	Florida Power & Light Co., 5.650%, 02/01/2037	13,907	0.0
19,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	20,734	0.0
55,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	53,823	0.0
39,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	35,098	0.0
64,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	67,264	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	242,843	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	289,442	0.1
64,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	67,057	0.0
306,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	304,332	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	$178,731	0.0
45,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	43,457	0.0
228,000	National Grid PLC, 5.418%, 01/11/2034	236,174	0.0
357,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	333,760	0.1
103,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	93,136	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	27,227	0.0
47,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	46,048	0.0
238,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	242,718	0.0
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	120,911	0.0
23,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	24,682	0.0
161,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	140,445	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,862	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	353,523	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	364,359	0.1
222,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	231,352	0.0
216,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	223,107	0.0
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	282,500	0.0

See Accompanying Notes to Financial Statements

59

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
249,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	$225,507	0.0
41,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	39,872	0.0
322,000	NiSource, Inc., 5.850%, 04/01/2055	321,240	0.1
559,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	573,856	0.1
110,000	NSTAR Electric Co., 1.950%, 08/15/2031	97,136	0.0
72,000	NSTAR Electric Co., 5.400%, 06/01/2034	74,742	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	113,044	0.0
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	148,260	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	58,984	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	53,977	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,343	0.0
248,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	253,799	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	362,475	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	115,425	0.0
187,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	167,529	0.0
209,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	213,811	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	392,770	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	82,449	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	378,579	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,549,131	0.2
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	497,757	0.1
64,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	65,785	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	824,481	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	$46,175	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	258,041	0.0
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	114,019	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	119,864	0.0
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	276,737	0.0
		19,592,114	2.1

	Total Corporate Bonds/Notes (Cost $198,694,194)	201,879,245	21.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.2%
571,955 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.346%, (TSFR1M + 0.614%), 11/25/2035	292,181	0.0
804,402	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	541,173	0.1
164,840 (3)(4)	Alternative Loan Trust 2005-J3 2A2, 1.154%, (-1.000*TSFR1M + 4.886%), 05/25/2035	9,525	0.0
1,016,971	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	479,929	0.1
1,410,266 (3)	Alternative Loan Trust 2007-23CB A3, 4.346%, (TSFR1M + 0.614%), 09/25/2037	481,323	0.1
61,134	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	49,533	0.0
211,987 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.084%, 01/25/2036	201,720	0.0
107,624 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.406%, 05/25/2035	103,321	0.0
660,339 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.397%, 11/25/2036	363,140	0.0
769,933 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.474%, 11/25/2036	386,721	0.1
582 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.594%, 02/25/2036	516	0.0

See Accompanying Notes to Financial Statements

60

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
49,940 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.000%, 01/26/2036	$35,279	0.0
1,148,385 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,153,257	0.1
24,914 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.380%, 12/25/2035	23,629	0.0
4,072 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.087%, 02/20/2035	4,062	0.0
9,059 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 4.526%, (TSFR1M + 0.794%), 03/25/2035	8,704	0.0
361,500	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	337,417	0.0
10,911 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.395%, 08/25/2035	10,405	0.0
486,210	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	496,779	0.1
484,076 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.457%, 09/25/2037	455,505	0.1
235,111 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	232,049	0.0
142,214	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	129,287	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.639%, (SOFR30A + 3.764%), 02/25/2040	824,856	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.024%, (SOFR30A + 3.150%), 12/25/2041	3,669,387	0.4
68,267 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.015%, 07/19/2044	64,972	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.239%, (SOFR30A + 3.364%), 01/25/2040	213,983	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 6.974%, (SOFR30A + 3.100%), 10/25/2041	$1,524,664	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 6.624%, (SOFR30A + 2.750%), 12/25/2041	1,522,951	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.474%, (SOFR30A + 5.600%), 07/25/2042	1,066,027	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.224%, (SOFR30A + 5.350%), 05/25/2043	2,165,050	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.124%, (SOFR30A + 3.250%), 09/25/2043	723,961	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 5.924%, (SOFR30A + 2.050%), 09/25/2044	2,012,266	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.824%, (SOFR30A + 1.950%), 02/25/2045	503,311	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.124%, (SOFR30A + 2.250%), 03/25/2045	1,016,462	0.1
1,817,153 (4)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	349,872	0.0
152,976 (4)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	25,084	0.0
154,262 (4)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	22,487	0.0
1,345,358 (4)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	210,496	0.0
47,027	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	47,955	0.0
1,177 (3)	Fannie Mae REMIC Trust 2002-21 FC, 4.889%, (SOFR30A + 1.014%), 04/25/2032	1,181	0.0

See Accompanying Notes to Financial Statements

61

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
285,118 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	$42,414	0.0
8,226 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.306%, (SOFR30A + 0.234%), 03/25/2034	8,213	0.0
139,751	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	144,445	0.0
1,199,974 (3)(4)	Fannie Mae REMIC Trust 2005-66 SY, 2.711%, (-1.000*SOFR30A + 6.586%), 07/25/2035	100,356	0.0
95,365 (3)	Fannie Mae REMIC Trust 2005-74 DK, 8.045%, (-1.000*SOFR30A + 23.542%), 07/25/2035	104,054	0.0
1,376,477 (3)(4)	Fannie Mae REMIC Trust 2005-92 SC, 2.691%, (-1.000*SOFR30A + 6.566%), 10/25/2035	110,812	0.0
72,431	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	75,700	0.0
283,609 (3)	Fannie Mae REMIC Trust 2006-104 ES, 13.507%, (-1.000*SOFR30A + 32.878%), 11/25/2036	374,196	0.0
1,091,234 (3)(4)	Fannie Mae REMIC Trust 2006-12 SD, 2.761%, (-1.000*SOFR30A + 6.636%), 10/25/2035	70,263	0.0
1,536,848 (3)(4)	Fannie Mae REMIC Trust 2006-120 QD, 0.711%, (-1.000*SOFR30A + 4.586%), 10/25/2036	32,667	0.0
832,678 (3)(4)	Fannie Mae REMIC Trust 2006-123 UI, 2.751%, (-1.000*SOFR30A + 6.626%), 01/25/2037	75,804	0.0
788,482 (3)(4)	Fannie Mae REMIC Trust 2006-59 XS, 3.211%, (-1.000*SOFR30A + 7.086%), 07/25/2036	66,248	0.0
10,898 (3)(4)	Fannie Mae REMIC Trust 2006-72 HS, 2.711%, (-1.000*SOFR30A + 6.586%), 08/25/2026	82	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,067,385 (3)(4)	Fannie Mae REMIC Trust 2007-53 SX, 2.111%, (-1.000*SOFR30A + 5.986%), 06/25/2037	$87,755	0.0
214,172 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.109%, (SOFR30A + 0.174%), 07/25/2037	210,323	0.0
122,162 (3)	Fannie Mae REMIC Trust 2008-20 SP, 5.528%, (-1.000*SOFR30A + 15.214%), 03/25/2038	129,518	0.0
698,911	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	705,992	0.1
2,564,897 (3)(4)	Fannie Mae REMIC Trust 2010-102 SB, 2.611%, (-1.000*SOFR30A + 6.486%), 09/25/2040	259,964	0.0
2,969,048 (4)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	549,442	0.1
775,348 (3)(4)	Fannie Mae REMIC Trust 2010-116 SE, 2.611%, (-1.000*SOFR30A + 6.486%), 10/25/2040	68,783	0.0
1,985,190 (3)(4)	Fannie Mae REMIC Trust 2010-123 SL, 2.081%, (-1.000*SOFR30A + 5.956%), 11/25/2040	134,792	0.0
6,642,339 (3)(4)	Fannie Mae REMIC Trust 2010-139 SA, 2.041%, (-1.000*SOFR30A + 5.916%), 12/25/2040	563,022	0.1
1,345,577 (3)(4)	Fannie Mae REMIC Trust 2010-55 AS, 2.431%, (-1.000*SOFR30A + 6.306%), 06/25/2040	122,251	0.0
2,423,895	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,500,243	0.3
123,877	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	125,560	0.0
382,327	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	391,839	0.1
35,779	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	34,155	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	995,490	0.1

See Accompanying Notes to Financial Statements

62

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
653,006 (3)(4)	Fannie Mae REMIC Trust 2011-149 ES, 2.011%, (-1.000*SOFR30A + 5.886%), 07/25/2041	$21,402	0.0
441,406 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	44,232	0.0
249,924 (3)(4)	Fannie Mae REMIC Trust 2012-10 US, 2.461%, (-1.000*SOFR30A + 6.336%), 02/25/2042	29,302	0.0
10,040	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	10,013	0.0
526,834	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	488,936	0.1
3,267,401 (3)(4)	Fannie Mae REMIC Trust 2012-113 SG, 2.111%, (-1.000*SOFR30A + 5.986%), 10/25/2042	347,605	0.0
2,309,232 (3)(4)	Fannie Mae REMIC Trust 2012-122 SB, 2.161%, (-1.000*SOFR30A + 6.036%), 11/25/2042	258,075	0.0
508,441 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	23,897	0.0
985,454 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.433%, (-1.000*SOFR30A + 5.263%), 12/25/2042	635,289	0.1
7,367,417 (3)(4)	Fannie Mae REMIC Trust 2012-134 SF, 2.161%, (-1.000*SOFR30A + 6.036%), 12/25/2042	773,344	0.1
3,670,869 (3)(4)	Fannie Mae REMIC Trust 2012-137 SN, 2.111%, (-1.000*SOFR30A + 5.986%), 12/25/2042	371,098	0.0
5,913,177 (3)(4)	Fannie Mae REMIC Trust 2012-19 S, 1.961%, (-1.000*SOFR30A + 5.836%), 03/25/2042	566,718	0.1
2,483,377 (3)(4)	Fannie Mae REMIC Trust 2012-30 TS, 2.461%, (-1.000*SOFR30A + 6.336%), 04/25/2042	280,841	0.0
467,162 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	59,465	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,630,798 (3)(4)	Fannie Mae REMIC Trust 2013-60 DS, 2.211%, (-1.000*SOFR30A + 6.086%), 06/25/2033	$176,578	0.0
3,296,635 (3)(4)	Fannie Mae REMIC Trust 2013-9 DS, 2.161%, (-1.000*SOFR30A + 6.036%), 02/25/2043	348,210	0.0
5,034,337 (3)(4)	Fannie Mae REMIC Trust 2013-9 SA, 2.161%, (-1.000*SOFR30A + 6.036%), 03/25/2042	250,788	0.0
7,577,932 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,381,351	0.2
8,658,876 (4)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,144,735	0.1
2,839,131 (3)(4)	Fannie Mae REMIC Trust 2016-54 SD, 2.011%, (-1.000*SOFR30A + 5.886%), 08/25/2046	318,902	0.0
4,333,487 (3)(4)	Fannie Mae REMIC Trust 2016-62 SC, 2.011%, (-1.000*SOFR30A + 5.886%), 09/25/2046	491,576	0.1
9,189,992 (3)(4)	Fannie Mae REMIC Trust 2016-82 SD, 2.061%, (-1.000*SOFR30A + 5.936%), 11/25/2046	762,875	0.1
3,215,978 (3)(4)	Fannie Mae REMIC Trust 2016-93 SL, 2.661%, (-1.000*SOFR30A + 6.536%), 12/25/2046	229,832	0.0
5,566,058 (4)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,106,867	0.1
822,373	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	747,365	0.1
2,851,501	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,752,018	0.3
153,540	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	139,039	0.0
2,219,722 (3)(4)	Fannie Mae REMIC Trust 2018-43 SE, 2.261%, (-1.000*SOFR30A + 6.136%), 09/25/2038	183,496	0.0
395,345	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	358,882	0.0

See Accompanying Notes to Financial Statements

63

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,087,077 (3)(4)	Fannie Mae REMIC Trust 2019-18 SA, 2.061%, (-1.000*SOFR30A + 5.936%), 05/25/2049	$355,102	0.0
3,646,717 (3)(4)	Fannie Mae REMIC Trust 2019-25 PS, 2.061%, (-1.000*SOFR30A + 5.936%), 06/25/2049	413,705	0.1
10,642,597 (3)(4)	Fannie Mae REMIC Trust 2019-33 PS, 2.061%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,180,470	0.1
8,984,339 (4)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,469,835	0.2
7,605,427 (3)(4)	Fannie Mae REMIC Trust 2020-94 SC, 1.961%, (-1.000*SOFR30A + 5.836%), 07/25/2050	876,152	0.1
12,636,627 (4)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,212,720	0.2
12,889,934 (4)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	2,940,751	0.3
6,683,380 (4)	Fannie Mae REMIC Trust 2021-72 QI, 4.500%, 02/25/2043	1,289,745	0.1
13,646,604 (4)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	2,866,056	0.3
3,951,255	Fannie Mae REMIC Trust 2024-22 MZ, 5.500%, 05/25/2054	4,018,782	0.4
95,723 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.636%, 03/25/2035	53,514	0.0
47,129 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.194%, 02/25/2036	45,603	0.0
15,415 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 5.998%, 08/25/2035	10,204	0.0
1,554,838 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.925%, 03/25/2048	1,443,388	0.2
30,608	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	30,941	0.0
42,139	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	42,881	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,353 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.448%, (SOFR30A + 0.464%), 12/15/2029	$22,303	0.0
19,148	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	19,495	0.0
30,904	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	32,168	0.0
78,354 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	10,817	0.0
1,558,436 (3)(4)	Freddie Mac REMIC Trust 2815 GS, 1.902%, (-1.000*SOFR30A + 5.886%), 03/15/2034	101,910	0.0
335,600	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	345,130	0.0
266,495	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	274,020	0.0
1,789,488 (3)(4)	Freddie Mac REMIC Trust 3045 DI, 2.632%, (-1.000*SOFR30A + 6.616%), 10/15/2035	144,175	0.0
106,511 (3)	Freddie Mac REMIC Trust 3065 DC, 7.565%, (-1.000*SOFR30A + 19.517%), 03/15/2035	115,272	0.0
113,242 (3)(4)	Freddie Mac REMIC Trust 3102 IS, 9.539%, (-1.000*SOFR30A + 24.147%), 01/15/2036	27,492	0.0
771,938 (3)(4)	Freddie Mac REMIC Trust 3170 SA, 2.502%, (-1.000*SOFR30A + 6.486%), 09/15/2033	55,816	0.0
194,597 (3)(4)	Freddie Mac REMIC Trust 3171 PS, 2.387%, (-1.000*SOFR30A + 6.371%), 06/15/2036	14,024	0.0
3,037,701 (3)(4)	Freddie Mac REMIC Trust 3284 CI, 2.022%, (-1.000*SOFR30A + 6.006%), 03/15/2037	251,399	0.0
1,333,425 (3)(4)	Freddie Mac REMIC Trust 3311 IC, 2.312%, (-1.000*SOFR30A + 6.296%), 05/15/2037	122,397	0.0
2,874,651 (3)(4)	Freddie Mac REMIC Trust 3510 IC, 1.982%, (-1.000*SOFR30A + 5.966%), 08/15/2037	236,453	0.0

See Accompanying Notes to Financial Statements

64

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
107,080 (3)(4)	Freddie Mac REMIC Trust 3524 LA, 5.569%, 03/15/2033	$108,771	0.0
15,435 (3)	Freddie Mac REMIC Trust 3556 NT, 7.198%, (SOFR30A + 3.214%), 03/15/2038	16,044	0.0
1,766,862 (3)(4)	Freddie Mac REMIC Trust 3575 ST, 2.502%, (-1.000*SOFR30A + 6.486%), 04/15/2039	188,062	0.0
2,496,123 (3)(4)	Freddie Mac REMIC Trust 3589 SB, 2.102%, (-1.000*SOFR30A + 6.086%), 10/15/2039	226,617	0.0
181,737 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	18,387	0.0
4,601,893 (3)(4)	Freddie Mac REMIC Trust 3702 SB, 0.402%, (-1.000*SOFR30A + 4.386%), 08/15/2040	156,703	0.0
499,484	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	488,390	0.1
1,501,249 (3)(4)	Freddie Mac REMIC Trust 3856 KS, 2.452%, (-1.000*SOFR30A + 6.436%), 05/15/2041	153,795	0.0
723,678	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	723,667	0.1
121,342 (3)(4)	Freddie Mac REMIC Trust 3925 SD, 1.952%, (-1.000*SOFR30A + 5.936%), 07/15/2040	2,040	0.0
221,771 (3)(4)	Freddie Mac REMIC Trust 3925 SL, 1.952%, (-1.000*SOFR30A + 5.936%), 01/15/2041	1,884	0.0
4,631,509 (3)(4)	Freddie Mac REMIC Trust 3951 SN, 2.452%, (-1.000*SOFR30A + 6.436%), 11/15/2041	510,889	0.1
242,853	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	245,977	0.0
2,631,815 (3)(4)	Freddie Mac REMIC Trust 4059 SP, 2.452%, (-1.000*SOFR30A + 6.436%), 06/15/2042	309,311	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,571,695 (3)(4)	Freddie Mac REMIC Trust 4102 MS, 2.502%, (-1.000*SOFR30A + 6.486%), 09/15/2042	$335,401	0.0
6,005,317 (3)(4)	Freddie Mac REMIC Trust 4139 CS, 2.052%, (-1.000*SOFR30A + 6.036%), 12/15/2042	654,922	0.1
3,455,170 (4)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	537,723	0.1
332,749 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	50,550	0.0
2,908,037 (3)(4)	Freddie Mac REMIC Trust 4313 SD, 2.052%, (-1.000*SOFR30A + 6.036%), 03/15/2044	242,743	0.0
4,740,540 (3)(4)	Freddie Mac REMIC Trust 4313 SE, 2.052%, (-1.000*SOFR30A + 6.036%), 03/15/2044	442,324	0.1
426,246 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	50,360	0.0
598,306 (3)(4)	Freddie Mac REMIC Trust 4346 ST, 2.102%, (-1.000*SOFR30A + 6.086%), 07/15/2039	11,787	0.0
1,547,474 (3)(4)	Freddie Mac REMIC Trust 4386 LS, 2.002%, (-1.000*SOFR30A + 5.986%), 09/15/2044	154,966	0.0
3,211,176 (4)	Freddie Mac REMIC Trust 4456 IO, 4.500%, 10/15/2044	658,973	0.1
1,371,674 (4)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	203,650	0.0
5,051,623 (3)(4)	Freddie Mac REMIC Trust 4675 KS, 1.902%, (-1.000*SOFR30A + 5.886%), 04/15/2047	532,426	0.1
3,061,034 (4)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	608,284	0.1
1,901,549	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,546,118	0.2
1,680,611	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,497,594	0.2

See Accompanying Notes to Financial Statements

65

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
592,425	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	$571,689	0.1
4,145,353 (3)(4)	Freddie Mac REMIC Trust 4845 S, 2.602%, (-1.000*SOFR30A + 6.586%), 12/15/2048	407,595	0.1
4,116,761 (3)(4)	Freddie Mac REMIC Trust 4892 ES, 2.161%, (-1.000*SOFR30A + 6.036%), 07/25/2045	462,209	0.1
10,934,123 (3)(4)	Freddie Mac REMIC Trust 4901 BS, 2.111%, (-1.000*SOFR30A + 5.986%), 07/25/2049	946,720	0.1
3,891,742 (4)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	687,657	0.1
9,448,285 (3)(4)	Freddie Mac REMIC Trust 4995 SB, 2.111%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,089,556	0.1
3,300,107 (4)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	739,653	0.1
12,371,799 (4)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,295,627	0.1
10,474,950 (4)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	1,920,088	0.2
6,635,025	Freddie Mac REMIC Trust 5387 ZQ, 5.500%, 03/25/2054	6,715,173	0.7
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.524%, (SOFR30A + 3.650%), 11/25/2041	1,023,126	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.224%, (SOFR30A + 5.350%), 08/25/2042	1,493,204	0.2
2,873,804 (4)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	422,322	0.1
6,410,065 (3)(4)	Freddie Mac Strips 268 S5, 1.902%, (-1.000*SOFR30A + 5.886%), 08/15/2042	660,814	0.1
3,912,585 (3)(4)	Freddie Mac Strips 311 S1, 1.852%, (-1.000*SOFR30A + 5.836%), 08/15/2043	405,858	0.1
230,169 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	41,834	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,502,441 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	$879,957	0.1
5,493,519 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	842,939	0.1
2,069,675 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	334,972	0.0
3,297,508 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	134,290	0.0
2,461,399 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	141,718	0.0
2,898,035 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	190,410	0.0
2,360,693 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	123,035	0.0
3,615,729 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	177,632	0.0
2,925,389 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	142,119	0.0
3,541,242 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	209,237	0.0
1,489,215	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,496,970	0.2
1,070,911 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 5.229%, (12MTA + 1.200%), 10/25/2044	988,656	0.1
185,045 (3)(4)	Ginnie Mae 2005-7 AH, 2.921%, (-1.000*TSFR1M + 6.656%), 02/16/2035	13,922	0.0
3,989,629 (3)(4)	Ginnie Mae 2007-35 KY, 2.601%, (-1.000*TSFR1M + 6.336%), 06/16/2037	383,575	0.0
131,028 (3)	Ginnie Mae 2007-8 SP, 9.570%, (-1.000*TSFR1M + 21.677%), 03/20/2037	155,916	0.0
742,394 (3)(4)	Ginnie Mae 2008-35 SN, 2.552%, (-1.000*TSFR1M + 6.286%), 04/20/2038	56,453	0.0
337,931 (3)(4)	Ginnie Mae 2008-40 PS, 2.651%, (-1.000*TSFR1M + 6.386%), 05/16/2038	20,730	0.0
3,384,753 (3)(4)	Ginnie Mae 2009-106 SU, 2.352%, (-1.000*TSFR1M + 6.086%), 05/20/2037	300,360	0.0

See Accompanying Notes to Financial Statements

66

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,159,104 (3)(4)	Ginnie Mae 2009-25 KS, 2.352%, (-1.000*TSFR1M + 6.086%), 04/20/2039	$105,794	0.0
581,908	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	593,666	0.1
637,479	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	645,196	0.1
2,440,160	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,522,435	0.3
317,392 (4)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	11,996	0.0
486,264 (3)(4)	Ginnie Mae 2010-116 NS, 2.801%, (-1.000*TSFR1M + 6.536%), 09/16/2040	36,959	0.0
1,992,532 (3)(4)	Ginnie Mae 2010-116 SK, 2.772%, (-1.000*TSFR1M + 6.506%), 08/20/2040	168,214	0.0
79,661 (3)(4)	Ginnie Mae 2010-149 HS, 2.251%, (-1.000*TSFR1M + 5.986%), 05/16/2040	153	0.0
323,070 (3)(4)	Ginnie Mae 2010-4 SP, 2.651%, (-1.000*TSFR1M + 6.386%), 01/16/2039	5,759	0.0
40,415 (4)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	375	0.0
784,091 (3)(4)	Ginnie Mae 2010-68 MS, 2.002%, (-1.000*TSFR1M + 5.736%), 06/20/2040	72,858	0.0
1,800,548 (4)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	360,786	0.0
1,822,916 (3)(4)	Ginnie Mae 2011-80 KS, 2.822%, (-1.000*TSFR1M + 6.556%), 06/20/2041	198,765	0.0
18,842 (4)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	583	0.0
3,214,191 (4)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	428,288	0.1
3,478,149 (4)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	692,728	0.1
233,195	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	218,786	0.0
268,340	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	246,990	0.0
120,956	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	109,314	0.0
94,936	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	85,680	0.0
2,608,925	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,526,498	0.3
3,051,077 (3)(4)	Ginnie Mae 2014-3 SU, 2.202%, (-1.000*TSFR1M + 5.936%), 07/20/2039	266,138	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,940,569 (3)(4)	Ginnie Mae 2014-55 MS, 2.351%, (-1.000*TSFR1M + 6.086%), 04/16/2044	$372,642	0.0
2,659,721 (3)(4)	Ginnie Mae 2014-56 SP, 2.351%, (-1.000*TSFR1M + 6.086%), 12/16/2039	186,278	0.0
3,244,391 (3)(4)	Ginnie Mae 2014-58 CS, 1.751%, (-1.000*TSFR1M + 5.486%), 04/16/2044	190,596	0.0
4,104,178 (4)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	665,800	0.1
1,748,963 (3)(4)	Ginnie Mae 2014-99 S, 1.752%, (-1.000*TSFR1M + 5.486%), 06/20/2044	163,564	0.0
4,323,578 (4)	Ginnie Mae 2015-167 BI, 4.500%, 04/16/2045	798,908	0.1
887,103	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	831,776	0.1
1,026,467	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	949,793	0.1
7,735,102 (3)(4)	Ginnie Mae 2019-22 SA, 1.752%, (-1.000*TSFR1M + 5.486%), 02/20/2045	680,571	0.1
27,316,862 (3)(4)	Ginnie Mae 2020-167 SC, 2.452%, (-1.000*TSFR1M + 6.186%), 11/20/2050	3,933,960	0.4
4,045,059 (3)(4)	Ginnie Mae 2020-7 SE, 2.202%, (-1.000*TSFR1M + 5.936%), 06/20/2049	463,326	0.1
20,878,878 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,493,419	0.4
9,678,215 (4)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,143,027	0.1
702,227 (4)	Ginnie Mae 2021-78 MI, 4.500%, 05/20/2051	124,358	0.0
9,636,756 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,427,818	0.2
14,144,026 (3)(4)	Ginnie Mae 2022-45 SP, 1.882%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,287,850	0.1
2,231,944	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,280,324	0.3
123,524 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	116,713	0.0
663,060 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	675,923	0.1
918	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	949	0.0

See Accompanying Notes to Financial Statements

67

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
26,417 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.286%, (TSFR1M + 0.554%), 05/19/2035	$25,779	0.0
43,055 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.706%, (TSFR1M + 0.974%), 08/25/2029	42,349	0.0
2,514 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.555%, 02/25/2035	2,452	0.0
20,132 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.033%, 07/25/2035	20,101	0.0
1,566,109 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.575%, 06/25/2048	1,433,512	0.2
1,636,385 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.494%, 03/25/2051	1,453,011	0.2
6,371,293 (3)(4)	Lehman Mortgage Trust 2006-9 2A5, 2.774%, (-1.000*TSFR1M + 6.506%), 01/25/2037	1,055,136	0.1
18,707 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.840%, 05/25/2033	18,252	0.0
6,556 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.346%, (TSFR1M + 0.614%), 11/25/2035	6,329	0.0
8,596 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	8,581	0.0
1,000,000 (1)(3)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	1,004,617	0.1
791,261,361 (1)(4)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,581,285	0.5
221,028	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	198,158	0.0
494	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	501	0.0
1,191,357	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,176,920	0.1
543,626	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	477,690	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
718,946	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	$626,933	0.1
575,418	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	498,506	0.1
576,054	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	504,190	0.1
726,389	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	637,869	0.1
151,028	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	132,443	0.0
12,453 (3)	Sequoia Mortgage Trust 2003-4 2A1, 4.548%, (TSFR1M + 0.814%), 07/20/2033	12,514	0.0
3,515 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.610%, 04/20/2035	3,554	0.0
423,698 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	374,357	0.0
67,415 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	63,156	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	625,842	0.1
322,727 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.119%, 04/25/2035	298,058	0.0
20,210 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.473%, 08/25/2035	17,490	0.0
30,806 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.346%, (TSFR1M + 0.614%), 07/19/2035	30,781	0.0
80,736 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.663%, 10/25/2046	77,573	0.0
6,404 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.429%, (12MTA + 1.400%), 08/25/2042	6,278	0.0

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,693 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 4.486%, (TSFR1M + 0.754%), 01/25/2045	$12,448	0.0
24,845,830 (3)(4)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	29,222	0.0
324,767 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.492%, 10/25/2036	302,834	0.0
297,054 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.665%, 10/25/2036	270,302	0.0
504,925 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.127%, 12/25/2036	447,762	0.1
161,964 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 5.077%, (12MTA + 1.048%), 07/25/2046	150,369	0.0
507,236 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 4.826%, (TSFR1M + 1.094%), 10/25/2045	491,485	0.1
1,050,654 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.046%, (TSFR1M + 0.314%), 12/25/2036	530,586	0.1
109,233	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	94,908	0.0
563,376 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.276%, (TSFR1M + 0.544%), 06/25/2037	497,412	0.1
28,068 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.060%, 05/25/2035	28,943	0.0
94,449 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.064%, 04/25/2036	93,588	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
416,358 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.757%, 08/20/2045	$388,214	0.1
	Total Collateralized Mortgage Obligations (Cost $169,566,266)	149,162,474	16.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.0%
	Federal Home Loan Mortgage Corporation: 2.7%(5)
79,003	2.500%, 05/01/2030	76,808	0.0
213,448	2.500%, 05/01/2030	207,357	0.0
353,193	2.500%, 06/01/2030	343,347	0.0
1,572,642	3.000%, 03/01/2045	1,443,274	0.2
1,632,813	3.000%, 03/01/2045	1,503,561	0.2
1,553,079	3.000%, 04/01/2045	1,428,213	0.2
1,565,355	3.000%, 04/01/2045	1,439,503	0.2
2,866,360	3.000%, 10/01/2046	2,607,496	0.3
617,855	3.500%, 08/01/2042	589,863	0.1
1,701,039	3.500%, 03/01/2045	1,617,237	0.2
217,471	3.500%, 04/01/2045	206,150	0.0
746,010	3.500%, 05/01/2045	707,406	0.1
325,593	3.500%, 06/01/2045	308,240	0.0
408,877	3.500%, 07/01/2045	388,685	0.0
425,701	3.500%, 07/01/2045	405,366	0.0
118,991	3.500%, 08/01/2045	112,686	0.0
354,138	3.500%, 08/01/2045	337,006	0.0
405,751	3.500%, 08/01/2045	385,550	0.0
425,977	3.500%, 08/01/2045	403,400	0.0
495,761	3.500%, 08/01/2045	470,382	0.1
490,692	3.500%, 09/01/2045	464,834	0.1
650,994	3.500%, 09/01/2045	619,329	0.1
763,926	3.500%, 11/01/2045	719,419	0.1
415,653	4.000%, 10/01/2041	405,440	0.1
428,331	4.000%, 12/01/2041	417,884	0.1
111,208	4.000%, 07/01/2045	107,847	0.0
68,251	4.000%, 09/01/2045	65,932	0.0
584,081	4.000%, 09/01/2045	560,621	0.1
869,853	4.000%, 09/01/2045	843,570	0.1
1,142,314	4.000%, 09/01/2045	1,107,088	0.1
475,136	4.000%, 05/01/2047	462,294	0.1
153,677	4.000%, 11/01/2047	148,443	0.0
144,796	4.000%, 03/01/2048	140,241	0.0
619,241	4.000%, 06/01/2048	603,932	0.1
2,531	4.500%, 06/01/2039	2,557	0.0
8,041	4.500%, 09/01/2040	8,108	0.0
29,478	4.500%, 03/01/2041	29,699	0.0
141,780	4.500%, 08/01/2041	142,492	0.0
229,596	4.500%, 08/01/2041	231,436	0.0
89,450	4.500%, 09/01/2041	90,047	0.0
103,720	4.500%, 09/01/2041	104,487	0.0
176,733	4.500%, 09/01/2041	178,095	0.0
633,118	4.500%, 09/01/2041	636,174	0.1
4,252	5.000%, 05/01/2028	4,281	0.0
38,753	5.000%, 05/01/2035	39,819	0.0
118,825	5.000%, 01/01/2041	122,401	0.0
72,769	5.000%, 04/01/2041	73,891	0.0
3,869	5.500%, 03/01/2034	3,980	0.0
623	5.500%, 05/01/2036	632	0.0
28,584	5.500%, 06/01/2036	29,886	0.0
3,220	5.500%, 12/01/2036	3,372	0.0

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
16,721	5.500%, 03/01/2037	$17,265	0.0
4,381	5.500%, 04/01/2037	4,586	0.0
27,533	5.500%, 05/01/2037	28,835	0.0
46,842	5.500%, 07/01/2037	49,058	0.0
6,003	5.500%, 09/01/2037	6,234	0.0
5,317	5.500%, 10/01/2037	5,564	0.0
15,807	5.500%, 11/01/2037	16,555	0.0
15,189	5.500%, 12/01/2037	15,856	0.0
51,902	5.500%, 12/01/2037	54,342	0.0
3,218	5.500%, 01/01/2038	3,349	0.0
3,242	5.500%, 01/01/2038	3,395	0.0
33,463	5.500%, 02/01/2038	35,045	0.0
46,423	5.500%, 02/01/2038	48,492	0.0
35,029	5.500%, 03/01/2038	36,538	0.0
39,771	5.500%, 04/01/2038	41,592	0.0
3,586	5.500%, 05/01/2038	3,744	0.0
40,884	5.500%, 05/01/2038	42,454	0.0
23,095	5.500%, 06/01/2038	24,058	0.0
89,659	5.500%, 06/01/2038	93,572	0.0
81,340	5.500%, 07/01/2038	85,113	0.0
3,076	5.500%, 08/01/2038	3,202	0.0
15,980	5.500%, 08/01/2038	16,683	0.0
18,608	5.500%, 09/01/2038	19,420	0.0
16,205	5.500%, 10/01/2038	16,927	0.0
18,969	5.500%, 10/01/2038	19,797	0.0
1,848	5.500%, 11/01/2038	1,929	0.0
49,365	5.500%, 11/01/2038	51,565	0.0
3,157	5.500%, 12/01/2038	3,286	0.0
6,247	5.500%, 12/01/2038	6,542	0.0
14,010	5.500%, 01/01/2039	14,634	0.0
33,510	5.500%, 03/01/2039	34,973	0.0
12,362	5.500%, 07/01/2039	12,901	0.0
8,099	5.500%, 12/01/2039	8,455	0.0
53,143	5.500%, 03/01/2040	55,494	0.0
18,201	5.500%, 08/01/2040	18,945	0.0
32,226	5.500%, 08/01/2040	33,386	0.0
35,345	5.500%, 08/01/2040	36,910	0.0
39,344	6.000%, 09/01/2027	40,410	0.0
1,925	6.000%, 02/01/2029	1,979	0.0
2,801	6.000%, 05/01/2035	2,887	0.0
138,371	6.000%, 03/01/2037	146,589	0.0
1,300	6.000%, 05/01/2037	1,377	0.0
17,698	6.000%, 07/01/2037	18,748	0.0
3,110	6.000%, 08/01/2037	3,260	0.0
19,879	6.000%, 08/01/2037	21,054	0.0
97,153	6.000%, 09/01/2037	102,923	0.0
237	6.000%, 10/01/2037	250	0.0
4,072	6.000%, 11/01/2037	4,312	0.0
1,548	6.000%, 12/01/2037	1,614	0.0
4,184	6.000%, 12/01/2037	4,431	0.0
93,073	6.000%, 01/01/2038	98,604	0.0
635	6.000%, 04/01/2038	673	0.0
4,412	6.000%, 06/01/2038	4,626	0.0
129	6.000%, 07/01/2038	135	0.0
8,756	6.000%, 08/01/2038	9,146	0.0
25,682	6.000%, 11/01/2038	27,130	0.0
9,947	6.000%, 05/01/2039	10,447	0.0
4,686	6.000%, 08/01/2039	4,918	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,471	6.000%, 09/01/2039	$1,534	0.0
2,668 (3)	6.034%, (H15T1Y + 2.250%), 11/01/2031	2,723	0.0
21,294 (3)	6.090%, (RFUCCT1Y + 1.345%), 09/01/2035	21,943	0.0
272,574	6.500%, 09/01/2034	283,264	0.0
1,253 (3)	6.500%, (H15T1Y + 2.250%), 04/01/2032	1,281	0.0
148,934 (3)	6.505%, (RFUCCT1Y + 1.739%), 06/01/2035	154,834	0.0
8,255 (3)	6.516%, (H15T1Y + 2.436%), 01/01/2029	8,310	0.0
		25,299,859	2.7
	Federal National Mortgage Association: 0.1%(5)
496 (3)	4.434%, (ECOFC + 1.257%), 05/01/2036	491	0.0
4,147 (3)	4.855%, (ECOFC + 1.934%), 12/01/2036	4,201	0.0
14,967 (3)	5.277%, (12MTA + 1.200%), 08/01/2042	14,985	0.0
23,981 (3)	5.277%, (12MTA + 1.200%), 08/01/2042	24,123	0.0
7,812 (3)	5.277%, (12MTA + 1.200%), 10/01/2044	7,858	0.0
12,485 (3)	5.277%, (12MTA + 1.200%), 10/01/2044	12,502	0.0
8,040 (3)	5.810%, (RFUCCT1M + 1.561%), 02/01/2033	8,066	0.0
197,722 (3)	5.820%, (H15T1Y + 1.805%), 08/01/2035	201,935	0.1
7,822 (3)	5.998%, (RFUCCT6M + 1.373%), 09/01/2035	7,936	0.0
605 (3)	6.159%, (H15T1Y + 2.215%), 09/01/2031	613	0.0
99,347 (3)	6.159%, (RFUCCT1Y + 1.659%), 10/01/2035	102,227	0.0
8,670 (3)	6.233%, (RFUCCT1Y + 1.484%), 08/01/2035	8,886	0.0
49,722 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	51,284	0.0
11,415 (3)	6.393%, (RFUCCT1Y + 1.659%), 02/01/2034	11,633	0.0
5,170 (3)	6.460%, (H15T1Y + 2.210%), 04/01/2032	5,283	0.0
41,838 (3)	6.471%, (RFUCCT1Y + 1.552%), 04/01/2035	42,760	0.0
57,594 (3)	6.560%, (RFUCCT1Y + 1.810%), 09/01/2034	59,510	0.0
15,391 (3)	6.675%, (RFUCCT1Y + 1.675%), 02/01/2035	15,781	0.0
		580,074	0.1
	Government National Mortgage Association: 3.2%
3,315,203	2.500%, 08/20/2051	2,863,212	0.3
2,700,428	2.500%, 09/20/2051	2,332,246	0.3
2,840,370	2.500%, 12/20/2051	2,453,093	0.3
4,512,211	2.500%, 03/20/2052	3,896,984	0.4
3,839,413	2.500%, 04/20/2052	3,315,918	0.4
806,843	3.000%, 03/20/2052	720,818	0.1

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
1,495,111	3.500%, 07/20/2046	$1,353,082	0.1
218,450	3.500%, 07/20/2047	203,024	0.0
2,011,040	3.500%, 01/20/2048	1,854,793	0.2
273,144	4.000%, 11/20/2040	267,196	0.0
511,718	4.000%, 03/20/2046	492,468	0.1
435,384	4.500%, 08/20/2041	438,522	0.0
199,774	4.500%, 01/20/2047	199,108	0.0
2,672	5.000%, 11/15/2035	2,722	0.0
3,540	5.000%, 11/15/2035	3,639	0.0
10,308	5.000%, 11/15/2035	10,498	0.0
11,741	5.000%, 06/15/2037	11,967	0.0
24,392	5.000%, 03/15/2038	24,817	0.0
40,802	5.000%, 03/15/2038	41,995	0.0
2,080	5.000%, 06/15/2038	2,120	0.0
676	5.000%, 09/15/2038	692	0.0
6,859	5.000%, 11/15/2038	6,991	0.0
22,400	5.000%, 11/15/2038	23,055	0.0
6,347	5.000%, 12/15/2038	6,527	0.0
30,501	5.000%, 12/15/2038	31,355	0.0
28,676	5.000%, 01/15/2039	29,515	0.0
33,940	5.000%, 01/15/2039	34,630	0.0
13,894	5.000%, 02/15/2039	14,176	0.0
31,533	5.000%, 02/15/2039	32,455	0.0
46,830	5.000%, 02/15/2039	48,124	0.0
1,304	5.000%, 03/15/2039	1,342	0.0
33,212	5.000%, 03/15/2039	33,887	0.0
40,087	5.000%, 03/15/2039	41,260	0.0
59,652	5.000%, 03/15/2039	61,397	0.0
36,170	5.000%, 04/15/2039	37,220	0.0
147	5.000%, 05/15/2039	150	0.0
23,944	5.000%, 05/15/2039	24,645	0.0
53,426	5.000%, 05/15/2039	54,989	0.0
27,969	5.000%, 07/15/2039	28,781	0.0
24,837	5.000%, 09/15/2039	25,453	0.0
6,435	5.000%, 11/15/2039	6,544	0.0
938	5.000%, 04/15/2040	963	0.0
5,672	5.000%, 06/15/2040	5,833	0.0
12,242	5.000%, 09/15/2040	12,587	0.0
23,989	5.000%, 10/15/2040	24,691	0.0
41,667	5.000%, 05/15/2042	42,502	0.0
131,634	5.000%, 02/20/2043	135,512	0.0
8,666,000 (6)	5.500%, 01/20/2056	8,751,383	1.0
		30,004,881	3.2

	Uniform Mortgage-Backed Securities: 10.0%
3,263,428	2.000%, 10/01/2050	2,666,576	0.3
795,416	2.000%, 11/01/2051	657,417	0.1
2,203,288	2.000%, 11/01/2051	1,818,401	0.2
4,155,024	2.000%, 12/01/2051	3,374,772	0.4
5,260,363	2.000%, 12/01/2051	4,313,587	0.5
1,504,621	2.000%, 02/01/2052	1,236,339	0.2
2,730,838	2.000%, 02/01/2052	2,244,764	0.3
410,327	2.500%, 05/01/2030	399,272	0.1
369,735	2.500%, 07/01/2030	360,245	0.1
1,556,336	2.500%, 11/01/2051	1,327,197	0.2
2,949,233	2.500%, 12/01/2051	2,543,473	0.3
3,714,496	2.500%, 12/01/2051	3,208,734	0.4
1,973,329	2.500%, 02/01/2052	1,701,020	0.2
3,180,252	2.500%, 02/01/2052	2,735,236	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,317,541	2.500%, 02/01/2052	$2,851,462	0.3
3,884,891	2.500%, 02/01/2052	3,345,756	0.4
470,722	3.000%, 09/01/2030	462,950	0.1
570,217	3.000%, 08/01/2043	527,616	0.1
1,026,063	3.000%, 09/01/2043	948,967	0.1
225,711	3.000%, 09/01/2046	205,084	0.0
1,845,991	3.000%, 02/01/2052	1,654,468	0.2
325,890	3.500%, 12/01/2041	313,592	0.1
56,398	3.500%, 08/01/2042	54,153	0.0
242,980	3.500%, 08/01/2042	230,530	0.0
224,337	3.500%, 10/01/2042	214,089	0.0
394,871	3.500%, 10/01/2042	376,874	0.1
179,927	3.500%, 03/01/2043	171,875	0.0
1,382,404	3.500%, 01/01/2046	1,309,790	0.2
2,154,250	3.500%, 02/01/2046	2,039,826	0.2
1,824,035	3.500%, 08/01/2046	1,726,388	0.2
1,662,177	3.500%, 09/01/2047	1,564,198	0.2
1,682,428	3.500%, 02/01/2052	1,565,395	0.2
723	4.000%, 05/01/2029	721	0.0
8,155	4.000%, 11/01/2030	8,142	0.0
4,540	4.000%, 02/01/2031	4,530	0.0
3,034	4.000%, 10/01/2031	3,025	0.0
148,833	4.000%, 07/01/2042	145,593	0.0
299,194	4.000%, 07/01/2042	292,776	0.1
1,183,760	4.000%, 07/01/2042	1,158,364	0.1
110,787	4.000%, 08/01/2042	109,622	0.0
1,085,555	4.000%, 08/01/2043	1,061,364	0.1
1,650,840	4.000%, 09/01/2043	1,614,395	0.2
58,042	4.000%, 10/01/2043	56,653	0.0
128,061	4.000%, 10/01/2043	124,916	0.0
310,078	4.000%, 06/01/2045	300,225	0.1
648,282	4.000%, 07/01/2045	630,069	0.1
1,250,788	4.000%, 07/01/2045	1,213,429	0.1
448,959	4.000%, 06/01/2047	435,969	0.1
36,493	4.000%, 03/01/2048	35,233	0.0
230,260	4.000%, 03/01/2048	222,728	0.0
1,811,088	4.000%, 09/01/2048	1,749,263	0.2
1,234	4.500%, 07/01/2026	1,235	0.0
89,640	4.500%, 04/01/2029	90,179	0.0
1,430	4.500%, 06/01/2029	1,436	0.0
17,113	4.500%, 06/01/2029	17,170	0.0
18,050	4.500%, 07/01/2029	18,129	0.0
452	4.500%, 10/01/2029	454	0.0
3,127	4.500%, 06/01/2030	3,138	0.0
112,301	4.500%, 10/01/2030	113,184	0.0
21,881	4.500%, 02/01/2031	21,968	0.0
17,165	4.500%, 05/01/2031	17,300	0.0
15,573	4.500%, 10/01/2033	15,588	0.0
5,672	4.500%, 01/01/2034	5,658	0.0
1,020	4.500%, 07/01/2034	1,014	0.0
2,339	4.500%, 09/01/2035	2,338	0.0
12,902	4.500%, 09/01/2035	13,007	0.0
15,915	4.500%, 11/01/2035	16,061	0.0
100,483	4.500%, 02/01/2036	100,292	0.0
31,127	4.500%, 01/01/2037	31,413	0.0
16,159	4.500%, 09/01/2037	16,153	0.0
1,017	4.500%, 02/01/2038	1,030	0.0
9,661	4.500%, 01/01/2039	9,740	0.0
15,208	4.500%, 02/01/2039	15,347	0.0

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
7,360	4.500%, 04/01/2039	$7,428	0.0
18,680	4.500%, 04/01/2039	18,851	0.0
36,995	4.500%, 04/01/2039	36,979	0.0
164	4.500%, 05/01/2039	166	0.0
2,165	4.500%, 05/01/2039	2,185	0.0
6,876	4.500%, 05/01/2039	6,939	0.0
36,720	4.500%, 05/01/2039	37,029	0.0
41,231	4.500%, 05/01/2039	41,610	0.0
44,738	4.500%, 05/01/2039	45,149	0.0
445,798	4.500%, 05/01/2039	449,897	0.1
3,821	4.500%, 06/01/2039	3,853	0.0
55,462	4.500%, 06/01/2039	55,972	0.0
7,816	4.500%, 07/01/2039	7,888	0.0
12,585	4.500%, 07/01/2039	12,701	0.0
25,278	4.500%, 07/01/2039	25,510	0.0
25,943	4.500%, 08/01/2039	26,181	0.0
31,199	4.500%, 08/01/2039	31,261	0.0
52,196	4.500%, 08/01/2039	52,676	0.0
100,527	4.500%, 08/01/2039	101,451	0.0
98,758	4.500%, 09/01/2039	99,033	0.0
80,756	4.500%, 10/01/2039	81,499	0.0
5,145	4.500%, 11/01/2039	5,191	0.0
48,126	4.500%, 11/01/2039	48,546	0.0
2,632	4.500%, 12/01/2039	2,654	0.0
5,819	4.500%, 12/01/2039	5,860	0.0
2,917	4.500%, 01/01/2040	2,939	0.0
184,755	4.500%, 01/01/2040	185,994	0.0
43,188	4.500%, 02/01/2040	43,558	0.0
86,040	4.500%, 02/01/2040	86,778	0.0
26,925	4.500%, 04/01/2040	27,165	0.0
253,324	4.500%, 04/01/2040	255,458	0.0
29,561	4.500%, 05/01/2040	29,801	0.0
106,367	4.500%, 05/01/2040	107,241	0.0
1,760	4.500%, 06/01/2040	1,773	0.0
18,062	4.500%, 06/01/2040	18,208	0.0
30,714	4.500%, 06/01/2040	30,968	0.0
55,808	4.500%, 06/01/2040	56,270	0.0
144,183	4.500%, 06/01/2040	145,375	0.0
8,213	4.500%, 07/01/2040	8,268	0.0
35,819	4.500%, 07/01/2040	36,105	0.0
63,772	4.500%, 07/01/2040	64,310	0.0
1,073	4.500%, 08/01/2040	1,082	0.0
2,690	4.500%, 08/01/2040	2,708	0.0
15,034	4.500%, 08/01/2040	15,123	0.0
16,737	4.500%, 08/01/2040	16,843	0.0
32,470	4.500%, 08/01/2040	32,719	0.0
34,958	4.500%, 08/01/2040	35,215	0.0
36,825	4.500%, 08/01/2040	36,688	0.0
5,387	4.500%, 09/01/2040	5,423	0.0
9,210	4.500%, 09/01/2040	9,276	0.0
11,116	4.500%, 09/01/2040	11,084	0.0
13,826	4.500%, 09/01/2040	13,917	0.0
14,559	4.500%, 09/01/2040	14,663	0.0
66,634	4.500%, 09/01/2040	67,014	0.0
106,944	4.500%, 09/01/2040	107,795	0.0
13,465	4.500%, 10/01/2040	13,555	0.0
15,473	4.500%, 10/01/2040	15,587	0.0
43,643	4.500%, 10/01/2040	43,272	0.0
60,490	4.500%, 10/01/2040	60,922	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
94,114	4.500%, 10/01/2040	$94,888	0.0
22,880	4.500%, 11/01/2040	23,052	0.0
26,922	4.500%, 11/01/2040	27,115	0.0
107,094	4.500%, 11/01/2040	106,452	0.0
196,301	4.500%, 11/01/2040	197,623	0.0
545,356	4.500%, 11/01/2040	549,867	0.1
1,384	4.500%, 12/01/2040	1,397	0.0
8,878	4.500%, 12/01/2040	8,893	0.0
12,838	4.500%, 12/01/2040	12,929	0.0
12,862	4.500%, 12/01/2040	12,966	0.0
18,373	4.500%, 12/01/2040	18,525	0.0
25,328	4.500%, 12/01/2040	25,509	0.0
49,256	4.500%, 12/01/2040	49,547	0.0
61,220	4.500%, 12/01/2040	61,626	0.0
114,272	4.500%, 12/01/2040	115,147	0.0
10,295	4.500%, 01/01/2041	10,363	0.0
23,607	4.500%, 01/01/2041	23,778	0.0
73,013	4.500%, 01/01/2041	73,316	0.0
132,739	4.500%, 01/01/2041	133,551	0.0
226,049	4.500%, 01/01/2041	227,594	0.0
11,458	4.500%, 02/01/2041	11,540	0.0
29,128	4.500%, 02/01/2041	29,351	0.0
40,378	4.500%, 02/01/2041	40,658	0.0
41,822	4.500%, 02/01/2041	42,116	0.0
47,438	4.500%, 02/01/2041	47,200	0.0
2,203	4.500%, 03/01/2041	2,219	0.0
10,020	4.500%, 03/01/2041	9,848	0.0
11,146	4.500%, 03/01/2041	11,226	0.0
12,802	4.500%, 03/01/2041	12,892	0.0
21,631	4.500%, 03/01/2041	21,809	0.0
22,455	4.500%, 03/01/2041	22,337	0.0
28,841	4.500%, 03/01/2041	29,050	0.0
46,586	4.500%, 03/01/2041	46,943	0.0
99,532	4.500%, 03/01/2041	99,283	0.0
3,049	4.500%, 04/01/2041	3,067	0.0
13,415	4.500%, 04/01/2041	13,415	0.0
21,041	4.500%, 04/01/2041	21,196	0.0
64,503	4.500%, 04/01/2041	64,251	0.0
117,052	4.500%, 04/01/2041	117,840	0.0
208,001	4.500%, 04/01/2041	209,423	0.0
1,915	4.500%, 05/01/2041	1,928	0.0
2,487	4.500%, 05/01/2041	2,507	0.0
9,046	4.500%, 05/01/2041	9,104	0.0
9,986	4.500%, 05/01/2041	9,892	0.0
14,314	4.500%, 05/01/2041	14,410	0.0
116,939	4.500%, 05/01/2041	117,462	0.0
125,390	4.500%, 05/01/2041	126,041	0.0
142,613	4.500%, 05/01/2041	143,333	0.0
226,794	4.500%, 05/01/2041	228,205	0.0
7,688	4.500%, 06/01/2041	7,740	0.0
42,476	4.500%, 06/01/2041	42,639	0.0
154,212	4.500%, 06/01/2041	155,029	0.0
1,140	4.500%, 07/01/2041	1,137	0.0
2,146	4.500%, 07/01/2041	2,160	0.0
6,362	4.500%, 07/01/2041	6,402	0.0
13,265	4.500%, 07/01/2041	13,366	0.0
28,763	4.500%, 07/01/2041	28,808	0.0
53,259	4.500%, 07/01/2041	53,527	0.0
103,490	4.500%, 07/01/2041	104,134	0.0

See Accompanying Notes to Financial Statements

72

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,678	4.500%, 08/01/2041	$9,743	0.0
18,863	4.500%, 08/01/2041	18,755	0.0
31,385	4.500%, 08/01/2041	31,155	0.0
52,973	4.500%, 08/01/2041	53,302	0.0
68,742	4.500%, 08/01/2041	69,219	0.0
93,161	4.500%, 08/01/2041	93,129	0.0
113,088	4.500%, 08/01/2041	112,326	0.0
139,438	4.500%, 08/01/2041	140,002	0.0
2,765	4.500%, 09/01/2041	2,782	0.0
7,287	4.500%, 09/01/2041	7,335	0.0
38,572	4.500%, 09/01/2041	38,744	0.0
313,946	4.500%, 09/01/2041	315,673	0.1
11,383	4.500%, 10/01/2041	11,472	0.0
19,868	4.500%, 10/01/2041	19,977	0.0
38,700	4.500%, 10/01/2041	38,532	0.0
74,068	4.500%, 10/01/2041	74,479	0.0
88,327	4.500%, 10/01/2041	88,869	0.0
157,041	4.500%, 10/01/2041	158,219	0.0
344,078	4.500%, 10/01/2041	345,546	0.1
753,631	4.500%, 10/01/2041	756,536	0.1
1,973	4.500%, 11/01/2041	1,986	0.0
151,372	4.500%, 11/01/2041	152,376	0.0
153,652	4.500%, 12/01/2041	152,425	0.0
343,524	4.500%, 12/01/2041	345,413	0.1
6,313	4.500%, 01/01/2042	6,367	0.0
8,066	4.500%, 01/01/2042	8,021	0.0
15,007	4.500%, 01/01/2042	15,071	0.0
29,752	4.500%, 03/01/2042	29,837	0.0
24,227	4.500%, 04/01/2042	24,071	0.0
9,660	4.500%, 06/01/2042	9,699	0.0
3,517	4.500%, 08/01/2042	3,543	0.0
3,672	4.500%, 09/01/2042	3,651	0.0
5,868	4.500%, 01/01/2043	5,824	0.0
3,171	4.500%, 12/01/2043	3,181	0.0
38,633	4.500%, 04/01/2047	38,594	0.0
19,007	4.500%, 05/01/2047	18,906	0.0
43,908	4.500%, 06/01/2047	43,652	0.0
63,435	4.500%, 06/01/2047	63,067	0.0
58,628	4.500%, 07/01/2047	58,606	0.0
203,339	4.500%, 07/01/2047	202,259	0.0
15,133	4.500%, 08/01/2047	15,050	0.0
5,775,672	4.500%, 12/01/2054	5,643,031	0.6
357	5.000%, 04/01/2026	356	0.0
405	5.000%, 05/01/2026	404	0.0
1,565	5.000%, 08/01/2027	1,567	0.0
2,380	5.000%, 04/01/2028	2,396	0.0
3,752,123	5.000%, 05/01/2042	3,860,430	0.4
516,282	5.000%, 09/01/2052	517,359	0.1
133	5.500%, 07/01/2026	135	0.0
574	5.500%, 12/01/2027	582	0.0
4,417	5.500%, 04/01/2028	4,479	0.0
1,152	5.500%, 08/01/2028	1,169	0.0
1,714	5.500%, 01/01/2029	1,739	0.0
18,978	5.500%, 10/01/2029	19,312	0.0
17,398	5.500%, 04/01/2033	17,707	0.0
9,085	5.500%, 10/01/2033	9,217	0.0
349	5.500%, 11/01/2033	354	0.0
1,627	5.500%, 11/01/2033	1,650	0.0
2,254	5.500%, 11/01/2033	2,294	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,000	5.500%, 11/01/2033	$3,043	0.0
449	5.500%, 12/01/2033	456	0.0
7,921	5.500%, 12/01/2033	8,037	0.0
20,022	5.500%, 12/01/2033	20,371	0.0
43,737	5.500%, 12/01/2033	44,377	0.0
121,035	5.500%, 12/01/2033	122,893	0.0
112	5.500%, 01/01/2034	114	0.0
2,506	5.500%, 01/01/2034	2,596	0.0
6,656	5.500%, 01/01/2034	6,766	0.0
10,759	5.500%, 01/01/2034	10,915	0.0
48,851	5.500%, 01/01/2034	49,670	0.0
2,019	5.500%, 06/01/2034	2,103	0.0
3,396	5.500%, 11/01/2034	3,509	0.0
18,360	5.500%, 11/01/2034	18,919	0.0
378	5.500%, 12/01/2034	395	0.0
5,471	5.500%, 01/01/2035	5,629	0.0
11,371	5.500%, 01/01/2035	11,846	0.0
16,989	5.500%, 01/01/2035	17,415	0.0
4,944	5.500%, 02/01/2035	5,128	0.0
2,886	5.500%, 07/01/2035	2,998	0.0
290,905	5.500%, 08/01/2035	303,935	0.1
1,343	5.500%, 10/01/2035	1,424	0.0
241	5.500%, 11/01/2035	249	0.0
21,890	5.500%, 11/01/2035	22,829	0.0
304	5.500%, 12/01/2035	318	0.0
315	5.500%, 12/01/2035	324	0.0
5,784	5.500%, 12/01/2035	6,050	0.0
36,628	5.500%, 12/01/2035	38,201	0.0
3,210	5.500%, 01/01/2036	3,348	0.0
31,029	5.500%, 01/01/2036	32,458	0.0
336	5.500%, 02/01/2036	344	0.0
4,671	5.500%, 04/01/2036	4,886	0.0
240	5.500%, 08/01/2036	251	0.0
18,218	5.500%, 09/01/2036	18,778	0.0
28,395	5.500%, 09/01/2036	29,644	0.0
483	5.500%, 12/01/2036	505	0.0
786	5.500%, 12/01/2036	821	0.0
54,401	5.500%, 12/01/2036	56,910	0.0
54,924	5.500%, 12/01/2036	57,455	0.0
4,914	5.500%, 01/01/2037	5,140	0.0
24,550	5.500%, 01/01/2037	25,681	0.0
43,955	5.500%, 02/01/2037	45,982	0.0
107,665	5.500%, 03/01/2037	111,801	0.0
5,288	5.500%, 04/01/2037	5,531	0.0
374	5.500%, 05/01/2037	391	0.0
1,095	5.500%, 05/01/2037	1,134	0.0
5,695	5.500%, 05/01/2037	5,958	0.0
8,774	5.500%, 05/01/2037	9,151	0.0
8,703	5.500%, 06/01/2037	9,094	0.0
25,520	5.500%, 06/01/2037	26,617	0.0
12,589	5.500%, 07/01/2037	13,014	0.0
6,091	5.500%, 08/01/2037	6,368	0.0
16,376	5.500%, 08/01/2037	17,130	0.0
20,179	5.500%, 08/01/2037	21,104	0.0
46,031	5.500%, 09/01/2037	48,153	0.0
215	5.500%, 11/01/2037	224	0.0
162,249	5.500%, 01/01/2038	169,633	0.0
326	5.500%, 02/01/2038	340	0.0
504	5.500%, 02/01/2038	526	0.0

See Accompanying Notes to Financial Statements

73

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,213	5.500%, 03/01/2038	$3,329	0.0
155,240	5.500%, 03/01/2038	161,974	0.0
211	5.500%, 04/01/2038	219	0.0
7,283	5.500%, 04/01/2038	7,539	0.0
24,720	5.500%, 04/01/2038	25,770	0.0
1,242	5.500%, 05/01/2038	1,297	0.0
3,878	5.500%, 05/01/2038	4,050	0.0
45,244	5.500%, 05/01/2038	46,813	0.0
10,103	5.500%, 06/01/2038	10,532	0.0
35,513	5.500%, 06/01/2038	37,151	0.0
168	5.500%, 07/01/2038	175	0.0
18,009	5.500%, 07/01/2038	18,790	0.0
20,852	5.500%, 07/01/2038	21,814	0.0
22,182	5.500%, 07/01/2038	23,124	0.0
4,355	5.500%, 08/01/2038	4,555	0.0
9,979	5.500%, 08/01/2038	10,403	0.0
31,393	5.500%, 08/01/2038	32,726	0.0
23,235	5.500%, 11/01/2038	24,349	0.0
78,783	5.500%, 11/01/2038	82,249	0.0
99	5.500%, 12/01/2038	103	0.0
15,003	5.500%, 12/01/2038	15,695	0.0
22,678	5.500%, 01/01/2039	23,723	0.0
42,512	5.500%, 01/01/2039	44,472	0.0
143,643	5.500%, 01/01/2039	150,225	0.0
8,939	5.500%, 03/01/2039	9,338	0.0
73,784	5.500%, 06/01/2039	77,164	0.0
131,010	5.500%, 06/01/2039	137,051	0.0
7,462	5.500%, 07/01/2041	7,779	0.0
139,381	5.500%, 09/01/2041	145,363	0.0
5,086,395	5.500%, 02/01/2054	5,165,711	0.6
18,954	6.000%, 11/01/2028	19,450	0.0
140	6.000%, 04/01/2031	144	0.0
147	6.000%, 01/01/2032	153	0.0
202	6.000%, 11/01/2032	207	0.0
366	6.000%, 11/01/2032	376	0.0
16,969	6.000%, 01/01/2033	17,596	0.0
1,469	6.000%, 09/01/2033	1,508	0.0
268	6.000%, 01/01/2034	275	0.0
7,686	6.000%, 06/01/2035	7,889	0.0
2,240	6.000%, 07/01/2035	2,331	0.0
3,755	6.000%, 07/01/2035	3,888	0.0
4,469	6.000%, 07/01/2035	4,671	0.0
5,050	6.000%, 07/01/2035	5,332	0.0
292	6.000%, 10/01/2035	303	0.0
366	6.000%, 10/01/2035	376	0.0
20,802	6.000%, 11/01/2035	21,656	0.0
1,810	6.000%, 12/01/2035	1,881	0.0
19,187	6.000%, 12/01/2035	20,294	0.0
2,934	6.000%, 01/01/2036	3,012	0.0
11,719	6.000%, 02/01/2036	12,400	0.0
22,450	6.000%, 02/01/2036	23,755	0.0
4,945	6.000%, 03/01/2036	5,165	0.0
14,212	6.000%, 03/01/2036	15,038	0.0
9,156	6.000%, 04/01/2036	9,661	0.0
19,611	6.000%, 04/01/2036	20,692	0.0
4,206	6.000%, 05/01/2036	4,318	0.0
273	6.000%, 06/01/2036	287	0.0
1,507	6.000%, 06/01/2036	1,567	0.0
993	6.000%, 07/01/2036	1,036	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,152	6.000%, 07/01/2036	$1,194	0.0
7,805	6.000%, 07/01/2036	8,159	0.0
27,393	6.000%, 07/01/2036	28,985	0.0
1,136	6.000%, 08/01/2036	1,185	0.0
1,504	6.000%, 08/01/2036	1,592	0.0
8,945	6.000%, 08/01/2036	9,465	0.0
10,015	6.000%, 08/01/2036	10,511	0.0
60,773	6.000%, 08/01/2036	63,314	0.0
65	6.000%, 09/01/2036	67	0.0
5,318	6.000%, 09/01/2036	5,541	0.0
5,555	6.000%, 09/01/2036	5,877	0.0
8,921	6.000%, 09/01/2036	9,247	0.0
10,334	6.000%, 09/01/2036	10,817	0.0
24,348	6.000%, 09/01/2036	25,761	0.0
46,478	6.000%, 09/01/2036	48,301	0.0
1,905	6.000%, 10/01/2036	1,983	0.0
4,240	6.000%, 10/01/2036	4,388	0.0
7,678	6.000%, 10/01/2036	8,125	0.0
15,839	6.000%, 10/01/2036	16,785	0.0
17,095	6.000%, 10/01/2036	18,037	0.0
19,781	6.000%, 10/01/2036	20,871	0.0
5,868	6.000%, 11/01/2036	6,135	0.0
17,194	6.000%, 11/01/2036	18,194	0.0
1,067	6.000%, 12/01/2036	1,120	0.0
1,570	6.000%, 12/01/2036	1,612	0.0
1,569	6.000%, 12/01/2036	1,661	0.0
8,862	6.000%, 12/01/2036	9,210	0.0
16,873	6.000%, 12/01/2036	17,854	0.0
172	6.000%, 01/01/2037	179	0.0
295	6.000%, 01/01/2037	312	0.0
4,031	6.000%, 01/01/2037	4,253	0.0
8,894	6.000%, 01/01/2037	9,184	0.0
6,401	6.000%, 02/01/2037	6,718	0.0
6,779	6.000%, 02/01/2037	7,173	0.0
42,178	6.000%, 02/01/2037	44,503	0.0
311	6.000%, 03/01/2037	325	0.0
3,819	6.000%, 03/01/2037	4,042	0.0
4,669	6.000%, 03/01/2037	4,864	0.0
8,007	6.000%, 03/01/2037	8,473	0.0
37,127	6.000%, 03/01/2037	39,035	0.0
550	6.000%, 04/01/2037	574	0.0
623	6.000%, 04/01/2037	648	0.0
806	6.000%, 04/01/2037	853	0.0
1,711	6.000%, 04/01/2037	1,798	0.0
3,538	6.000%, 04/01/2037	3,724	0.0
4,321	6.000%, 04/01/2037	4,513	0.0
7,155	6.000%, 04/01/2037	7,570	0.0
10,757	6.000%, 04/01/2037	11,382	0.0
11,386	6.000%, 04/01/2037	11,903	0.0
17,724	6.000%, 04/01/2037	18,511	0.0
22,981	6.000%, 04/01/2037	23,819	0.0
30,817	6.000%, 04/01/2037	32,563	0.0
50,965	6.000%, 04/01/2037	53,931	0.0
456	6.000%, 05/01/2037	468	0.0
4,063	6.000%, 05/01/2037	4,288	0.0
4,738	6.000%, 05/01/2037	4,918	0.0
6,141	6.000%, 05/01/2037	6,392	0.0
8,029	6.000%, 05/01/2037	8,496	0.0
8,913	6.000%, 05/01/2037	9,284	0.0

See Accompanying Notes to Financial Statements

74

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,117	6.000%, 05/01/2037	$9,437	0.0
11,096	6.000%, 05/01/2037	11,531	0.0
16,798	6.000%, 05/01/2037	17,724	0.0
36,166	6.000%, 05/01/2037	38,270	0.0
2,455	6.000%, 06/01/2037	2,594	0.0
3,113	6.000%, 06/01/2037	3,255	0.0
3,094	6.000%, 06/01/2037	3,274	0.0
4,135	6.000%, 06/01/2037	4,291	0.0
20,303	6.000%, 06/01/2037	21,005	0.0
26,901	6.000%, 06/01/2037	28,384	0.0
1,944	6.000%, 07/01/2037	2,051	0.0
2,944	6.000%, 07/01/2037	3,115	0.0
3,071	6.000%, 07/01/2037	3,259	0.0
4,512	6.000%, 07/01/2037	4,697	0.0
5,457	6.000%, 07/01/2037	5,705	0.0
10,531	6.000%, 07/01/2037	11,010	0.0
25,349	6.000%, 07/01/2037	26,825	0.0
26,675	6.000%, 07/01/2037	27,888	0.0
2,029	6.000%, 08/01/2037	2,158	0.0
4,757	6.000%, 08/01/2037	4,973	0.0
5,547	6.000%, 08/01/2037	5,853	0.0
7,421	6.000%, 08/01/2037	7,726	0.0
14,485	6.000%, 08/01/2037	15,129	0.0
19,214	6.000%, 08/01/2037	20,332	0.0
27,411	6.000%, 08/01/2037	28,484	0.0
434	6.000%, 09/01/2037	450	0.0
1,070	6.000%, 09/01/2037	1,132	0.0
4,277	6.000%, 09/01/2037	4,436	0.0
6,938	6.000%, 09/01/2037	7,341	0.0
39,363	6.000%, 09/01/2037	41,424	0.0
395	6.000%, 10/01/2037	412	0.0
14,929	6.000%, 10/01/2037	15,798	0.0
523	6.000%, 11/01/2037	554	0.0
16,009	6.000%, 11/01/2037	16,941	0.0
23,653	6.000%, 11/01/2037	25,030	0.0
717	6.000%, 12/01/2037	756	0.0
14,426	6.000%, 12/01/2037	15,221	0.0
24,733	6.000%, 12/01/2037	25,393	0.0
28,947	6.000%, 12/01/2037	30,631	0.0
13,820	6.000%, 02/01/2038	14,624	0.0
48,185	6.000%, 02/01/2038	50,547	0.0
61,746	6.000%, 02/01/2038	65,340	0.0
515	6.000%, 03/01/2038	542	0.0
3,318	6.000%, 03/01/2038	3,445	0.0
12,087	6.000%, 03/01/2038	12,790	0.0
1,589	6.000%, 05/01/2038	1,682	0.0
36,359	6.000%, 05/01/2038	38,432	0.0
5,125	6.000%, 06/01/2038	5,423	0.0
20,527	6.000%, 07/01/2038	21,723	0.0
33,521	6.000%, 07/01/2038	34,982	0.0
602	6.000%, 08/01/2038	637	0.0
2,786	6.000%, 09/01/2038	2,910	0.0
3,378	6.000%, 09/01/2038	3,574	0.0
10,825	6.000%, 09/01/2038	11,455	0.0
12,455	6.000%, 09/01/2038	12,995	0.0
307	6.000%, 10/01/2038	319	0.0
496	6.000%, 10/01/2038	519	0.0
6,000	6.000%, 10/01/2038	6,350	0.0
6,631	6.000%, 10/01/2038	7,017	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,982	6.000%, 10/01/2038	$10,392	0.0
14,852	6.000%, 10/01/2038	15,717	0.0
348	6.000%, 11/01/2038	367	0.0
955	6.000%, 11/01/2038	996	0.0
39,106	6.000%, 11/01/2038	40,740	0.0
691	6.000%, 12/01/2038	722	0.0
9,447	6.000%, 12/01/2038	9,915	0.0
32,278	6.000%, 12/01/2038	34,157	0.0
632	6.000%, 10/01/2039	669	0.0
8,358	6.000%, 10/01/2039	8,845	0.0
7,768	6.000%, 04/01/2040	8,220	0.0
66,045	6.000%, 09/01/2040	69,038	0.0
81,786	6.000%, 10/01/2040	86,547	0.0
1,610,466	6.000%, 07/01/2054	1,654,552	0.2
2,255,189	6.000%, 09/01/2054	2,316,852	0.3
3,491	6.500%, 01/01/2032	3,624	0.0
2,722	6.500%, 04/01/2032	2,838	0.0
2,359	6.500%, 10/01/2032	2,455	0.0
5,184	6.500%, 10/01/2032	5,381	0.0
2,352	6.500%, 03/01/2038	2,506	0.0
160	7.000%, 12/01/2027	168	0.0
123,758	7.000%, 03/01/2038	131,206	0.0
2,809	7.500%, 09/01/2031	2,908	0.0
		91,834,627	10.0

	Total U.S. Government Agency Obligations (Cost $155,995,867)	147,719,441	16.0

ASSET-BACKED SECURITIES: 9.7%
	Home Equity Asset-Backed Securities: 0.1%
806,707 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	659,557	0.1
32,698 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.383%, (TSFR1M + 0.994%), 08/25/2033	30,145	0.0
212,810 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	212,945	0.0
		902,647	0.1

	Other Asset-Backed Securities: 8.7%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.434%, (TSFR3M + 1.550%), 04/20/2037	899,432	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.584%, (TSFR3M + 1.700%), 04/20/2037	682,483	0.1
1,700,000 (1)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 4.984%, (TSFR3M + 1.100%), 01/20/2035	1,700,427	0.2

See Accompanying Notes to Financial Statements

75

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.584%, (TSFR3M + 1.700%), 02/20/2038	$843,452	0.1
875,209 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.215%, (TSFR1M + 1.464%), 11/15/2036	875,285	0.1
2,000,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.978%, (TSFR3M + 1.120%), 07/25/2034	2,000,806	0.2
1,950,000 (1)(3)	Bain Capital Credit CLO Ltd. 2020-5A ARR, 5.034%, (TSFR3M + 1.150%), 04/20/2034	1,952,334	0.2
1,600,000 (1)(3)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.709%, (TSFR3M + 1.850%), 01/17/2039	1,603,754	0.2
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.555%, (TSFR3M + 1.650%), 04/15/2038	1,395,834	0.2
257,261 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.884%, 10/25/2036	257,472	0.0
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,364,533	0.1
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.407%, (TSFR3M + 1.550%), 04/22/2038	1,862,779	0.2
1,000,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.755%, (TSFR3M + 1.850%), 04/15/2035	1,000,794	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.316%, (TSFR3M + 1.432%), 07/20/2034	3,491,693	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.146%, (TSFR3M + 2.262%), 07/20/2034	3,004,041	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 6.655%, (TSFR3M + 2.762%), 07/16/2032	1,757,466	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.102%, (TSFR3M + 1.220%), 01/17/2038	2,997,900	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
19,902 (3)	Chase Funding Trust Series 2002-4 2A1, 4.586%, (TSFR1M + 0.854%), 10/25/2032	$19,966	0.0
63,964 (3)	Chase Funding Trust Series 2003-5 2A2, 4.446%, (TSFR1M + 0.714%), 07/25/2033	64,197	0.0
1,850,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.984%, (TSFR3M + 1.090%), 07/16/2035	1,850,666	0.2
500,000 (1)	Domino's Pizza Master Issuer LLC 2025- 1A A2I, 4.930%, 07/25/2055	503,696	0.1
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.179%, (TSFR3M + 1.290%), 08/20/2034	6,760,476	0.7
1,300,000 (1)(3)	Elevation CLO Ltd. 2023-17A BR, 5.566%, (TSFR3M + 1.650%), 10/20/2036	1,301,296	0.1
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,734,526	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.434%, (TSFR3M + 1.550%), 01/20/2038	842,744	0.1
87,653 (3)	GSAMP Trust 2007- FM1 A2A, 3.916%, (TSFR1M + 0.184%), 12/25/2036	43,535	0.0
548,022 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	534,734	0.1
212,566 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 5.674%, (SOFR30A + 1.700%), 04/20/2037	212,616	0.0
1,550,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.357%, (TSFR3M + 1.500%), 10/22/2034	1,551,976	0.2
397,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	405,592	0.0
1,350,000 (1)(3)	KKR Clo 33 Ltd. 33A BR, 5.513%, (TSFR3M + 1.600%), 07/20/2034	1,353,544	0.1
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.455%, (TSFR3M + 1.550%), 04/15/2038	971,183	0.1

See Accompanying Notes to Financial Statements

76

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
49,341 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.406%, (TSFR1M + 0.674%), 10/25/2034	$48,308	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.455%, (TSFR3M + 1.550%), 04/15/2038	1,043,912	0.1
4,600,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.672%, (TSFR3M + 1.000%), 07/15/2034	4,601,150	0.5
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.299%, (TSFR1M + 1.564%), 10/16/2036	3,530,521	0.4
253,069 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	231,075	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014- 17A AR3, 5.257%, (TSFR3M + 1.400%), 07/22/2038	2,355,844	0.3
3,000,000 (1)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 5.205%, (TSFR3M + 1.090%), 04/16/2035	3,000,069	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.284%, (TSFR3M + 1.400%), 07/20/2037	1,454,815	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 5.655%, (TSFR3M + 1.750%), 04/15/2038	571,884	0.1
1,050,000 (1)(3)	Octagon Investment Partners 50 Ltd. 2020- 4A BR2, 5.455%, (TSFR3M + 1.550%), 01/15/2035	1,050,957	0.1
742,440 (1)(3)	OZLM XV Ltd. 2016- 15A A1R3, 4.934%, (TSFR3M + 1.050%), 04/20/2033	742,809	0.1
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.384%, (TSFR3M + 1.500%), 04/20/2038	2,142,072	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.452%, (TSFR3M + 1.600%), 02/15/2033	713,735	0.1
650,000 (1)(7)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	648,440	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2017- 1A A2R2, 5.403%, (TSFR3M + 1.550%), 02/14/2034	$750,715	0.1
1,950,000 (1)(3)	Park Avenue Institutional Advisers CLO Ltd. 2021- 1A A1AR, 4.994%, (TSFR3M + 1.110%), 01/20/2034	1,950,029	0.2
1,050,000 (1)(3)	Recette Clo Ltd. 2015- 1A BR3, 5.404%, (TSFR3M + 1.550%), 04/20/2034	1,050,641	0.1
48,033 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.006%, (TSFR1M + 0.274%), 11/25/2036	13,196	0.0
852,000 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	843,669	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.755%, (TSFR3M + 1.850%), 04/25/2034	2,602,701	0.3
1,516,176 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,478,765	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.434%, (TSFR3M + 1.550%), 04/20/2038	1,162,735	0.1
29,965	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	30,160	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.505%, (TSFR3M + 1.600%), 10/15/2034	1,241,257	0.1
750,000 (1)(3)	Wind River CLO Ltd. 2021-2A BR, 5.484%, (TSFR3M + 1.600%), 07/20/2034	750,469	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	411,791	0.0
		80,262,951	8.7

	Student Loan Asset-Backed Securities: 0.9%
236,110 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	205,702	0.0
189,383 (1)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	158,343	0.0

See Accompanying Notes to Financial Statements

77

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
179,307 (1)	Commonbond Student Loan Trust-GS 2018- AGS A1, 3.210%, 02/25/2044	$170,966	0.0
231,852 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	217,981	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,349,245	0.2
378,285 (1)	SMB Private Education Loan Trust 2024- F A1A, 5.060%, 03/16/2054	383,338	0.1
4,895,064 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,775,356	0.5
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	972,257	0.1
		8,233,188	0.9

	Total Asset-Backed Securities (Cost $89,785,809)	89,398,786	9.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.2%
2,000,000 (1)(3)	ALA Trust 2025-OANA A, 5.494%, (TSFR1M + 1.743%), 06/15/2040	2,010,742	0.2
2,500,000 (1)(3)	AREIT 2025-CRE11 A, 5.550%, (TSFR1M + 1.550%), 07/25/2043	2,506,246	0.3
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 6.841%, 12/10/2041	2,096,665	0.2
11,016,056 (3)(4)	BANK 2019-BN16 XA, 0.927%, 02/15/2052	234,929	0.0
2,000,000 (3)	BANK5 2025-5YR14 C, 6.474%, 04/15/2058	2,093,469	0.2
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,004,337	0.1
2,500,000 (1)(3)	BDS LLC 2025-FL15 A, 5.131%, (TSFR1M + 1.400%), 03/19/2043	2,503,822	0.3
17,762,074 (3)(4)	Benchmark Mortgage Trust 2019-B9 XA, 1.005%, 03/15/2052	415,029	0.0
1,000,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 5.873%, 09/15/2058	1,002,439	0.1
1,000,000 (1)(3)	BHMS Commercial Mortgage Trust 2025- ATLS A, 5.600%, (TSFR1M + 1.850%), 08/15/2042	1,005,662	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (3)	BMO Mortgage Trust 2025-5C10 B, 6.445%, 05/15/2058	$1,566,436	0.2
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.122%, (TSFR1M + 1.386%), 01/17/2043	1,001,531	0.1
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.035%, (TSFR1M + 2.285%), 10/15/2036	2,938,674	0.3
730,623 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.391%, (TSFR1M + 1.641%), 05/15/2041	732,650	0.1
1,750,000 (1)(3)	BX Commercial Mortgage Trust 2024- XL5 C, 5.691%, (TSFR1M + 1.941%), 03/15/2041	1,754,595	0.2
887,680 (1)(3)	BX Trust 2025-LUNR A, 5.250%, (TSFR1M + 1.500%), 06/15/2040	890,076	0.1
3,250,000 (1)(3)	BX Trust 2025-VOLT C, 6.100%, (TSFR1M + 2.350%), 12/15/2044	3,263,498	0.4
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.373%, (TSFR1M + 1.639%), 10/18/2042	2,251,982	0.2
15,787,498 (3)(4)	CD Mortgage Trust 2016-CD1 XA, 1.319%, 08/10/2049	32,622	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,492,706	0.2
45,000,222 (3)(4)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.656%, 06/10/2051	596,849	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 5.852%, 10/12/2040	1,676,895	0.2
65,166,000 (1)(3)(4)	COMM Mortgage Trust 2012-CR4 XB, 0.401%, 10/15/2045	607,530	0.1
4,728,934 (3)(4)	COMM Mortgage Trust 2016-CR28 XA, 0.692%, 02/10/2049	1,979	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,456,444	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	764,587	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	768,595	0.1

See Accompanying Notes to Financial Statements

78

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (3)	CSAIL Commercial Mortgage Trust 2018- C14 B, 4.877%, 11/15/2051	$481,049	0.1
1,000,000 (1)(3)	DBC Mortgage Trust 2025-DBC A, 5.101%, (TSFR1M + 1.350%), 11/15/2042	1,002,202	0.1
1,500,000 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.350%, (TSFR1M + 2.600%), 10/15/2042	1,513,143	0.2
2,000,000 (1)(3)	Extended Stay America Trust 2025-ESH E, 7.100%, (TSFR1M + 3.350%), 10/15/2042	2,018,849	0.2
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.350%, (TSFR1M + 2.600%), 12/15/2039	2,012,967	0.2
9,902,895	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,157,719	0.1
199,596 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	194,360	0.0
7,226,730 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.582%, 06/10/2047	2,724	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.250%, (TSFR1M + 1.500%), 07/15/2040	1,002,724	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 5.700%, (TSFR1M + 1.950%), 07/15/2040	1,002,542	0.1
1,000,000 (1)(3)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.292%, 07/13/2042	1,020,509	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.600%, (TSFR1M + 2.850%), 03/15/2042	3,014,939	0.3
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024- MOB A, 5.342%, (TSFR1M + 1.592%), 05/15/2041	1,246,987	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 5.468%, (TSFR1M + 1.737%), 03/19/2039	2,005,625	0.2
1,000,000 (1)(3)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	999,493	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.191%, (TSFR1M + 2.441%), 04/15/2042	1,008,354	0.1
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 5.700%, (TSFR1M + 1.950%), 10/15/2041	1,003,695	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,370,000 (1)(3)	SMRT 2022-MINI D, 5.701%, (TSFR1M + 1.950%), 01/15/2039	$2,364,138	0.3
1,800,000 (1)(3)	STWD LLC 2025-FL4 AS, 5.431%, (TSFR1M + 1.700%), 11/19/2042	1,802,809	0.2
1,000,000 (1)(3)	STWD LLC 2025-FL4 B, 5.681%, (TSFR1M + 1.950%), 11/19/2042	1,000,936	0.1
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 5.592%, (TSFR1M + 1.842%), 02/15/2042	1,241,118	0.1
24,202,775 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.483%, 04/15/2054	1,358,660	0.2
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.591%, (TSFR1M + 2.841%), 04/15/2038	1,003,707	0.1

	Total Commercial Mortgage-Backed Securities (Cost $64,988,708)	66,130,238	7.2

U.S. TREASURY OBLIGATIONS: 3.8%
	United States Treasury Bonds: 1.4%
6,249,300	4.625%, 11/15/2045	6,107,714	0.7
6,749,300	4.750%, 08/15/2055	6,637,515	0.7
		12,745,229	1.4
	United States Treasury Notes: 2.4%
1,849,800	3.375%, 12/31/2027	1,846,223	0.2
2,386,500	3.500%, 12/15/2028	2,383,797	0.2
5,765,400	3.625%, 12/31/2030	5,738,149	0.6
2,427,200	3.875%, 12/31/2032	2,416,771	0.3
9,981,800	4.000%, 11/15/2035	9,839,091	1.1
		22,224,031	2.4

	Total U.S. Treasury Obligations (Cost $35,250,153)	34,969,260	3.8

SOVEREIGN BONDS: 1.2%
BRL60,932 (9)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	11,107,185	1.2

	Total Sovereign Bonds (Cost $9,149,393)	11,107,185	1.2

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	526,902	0.1

See Accompanying Notes to Financial Statements

79

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California: (continued)
170,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	$186,310	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	356,835	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	209,214	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	320,790	0.0
		1,600,051	0.2

	Total Municipal Bonds (Cost $1,470,000)	1,600,051	0.2

BANK LOANS: 0.0%
	Consumer, Non-cyclical: 0.0%
275,000 (10)	Camelot US Acquisition I Co., Term Loan B-1, 01/31/2031	271,906	0.0

	Financial: 0.0%
275,000 (10)	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 09/15/2031	275,795	0.0

	Total Bank Loans (Cost $546,846)	547,701	0.0

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
185,000 (11)	Voya Ultra Short Income ETF	9,285,150	1.0

	Total Exchange-Traded Funds (Cost $9,250,000)	9,285,150	1.0

MUTUAL FUNDS: 18.6%
	Affiliated Investment Companies: 18.6%
8,060,120	Voya VACS Series EMHCD Fund	86,243,281	9.3
2,873,643	Voya VACS Series HYB Fund	29,770,937	3.2
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
5,328,383	Voya VACS Series SC Fund	$56,054,589	6.1
		172,068,807	18.6

	Total Mutual Funds (Cost $163,369,835)	172,068,807	18.6

PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options (Cost $55,229)	1,801	0.0
	Total Long-Term Investments (Cost $898,122,300)	883,870,139	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 4.1%
10,000,000	American Electric Power Co., Inc., 3.870%, 01/06/2026	9,993,643	1.1
2,000,000	Concord Minutemen Capital Co. LLC, 3.800%, 01/09/2026	1,998,129	0.2
5,000,000	Concord Minutemen Capital Co. LLC, 3.880%, 02/25/2026	4,970,377	0.5
3,000,000	Consolidated Edison, Inc., 3.930%, 02/12/2026	2,986,184	0.3
4,000,000	Entergy Corp., 3.960%, 03/09/2026	3,970,720	0.4
9,000,000	Parker-Hannifin Corp., 3.910%, 01/23/2026	8,977,886	1.0
5,000,000	Virginia Electric & Power Co., 3.900%, 01/30/2026	4,984,041	0.6
	Total Commercial Paper (Cost $37,882,016)	37,880,980	4.1

	Repurchase Agreements: 0.4%
152,000 (13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $152,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $155,040, due 12/01/30-11/20/75)	152,000	0.0

See Accompanying Notes to Financial Statements

80

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (13)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	$1,000,000	0.1
1,000,000 (13)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,000,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,020,000, due 10/15/26-12/20/55)	1,000,000	0.1
202,121 (13)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $202,164, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $206,163, due 04/30/26-11/15/34)	202,121	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (13)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $3,354,121)	3,354,121	0.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
3,884,000 (14)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $3,884,000)	$3,884,000	0.4

	Total Short-Term Investments (Cost $45,120,137)	45,119,101	4.9
	Total Investments in Securities (Cost $943,242,437)	$928,989,240	100.7
	Liabilities in Excess of Other Assets	(6,315,471)	(0.7)
	Net Assets	$922,673,769	100.0

See Accompanying Notes to Financial Statements

81

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	Represents or includes a TBA transaction.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(10)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(11)	Investment in affiliate.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of December 31, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Sector Diversification	Percentage of Net Assets
Affiliated Investment Companies	18.6%
Collateralized Mortgage Obligations	16.2
U.S. Government Agency Obligations	16.0
Asset-Backed Securities	9.7
Financial	7.4
Commercial Mortgage-Backed Securities	7.2
U.S. Treasury Obligations	3.8
Consumer, Non-cyclical	3.0
Communications	2.2
Consumer, Cyclical	2.1
Utilities	2.1
Sector Diversification	Percentage of Net Assets
Technology	1.8%
Industrial	1.6
Energy	1.5
Sovereign Bonds	1.2
Exchange-Traded Funds	1.0
Basic Materials	0.2
Government	0.2
Purchased Options	0.0
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

82

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$201,879,245	$—	$201,879,245
Mutual Funds	172,068,807	—	—	172,068,807
Collateralized Mortgage Obligations	—	149,162,474	—	149,162,474
U.S. Government Agency Obligations	—	147,719,441	—	147,719,441
Asset-Backed Securities	—	88,750,346	648,440	89,398,786
Commercial Mortgage-Backed Securities	—	66,130,238	—	66,130,238
U.S. Treasury Obligations	—	34,969,260	—	34,969,260
Sovereign Bonds	—	11,107,185	—	11,107,185
Exchange-Traded Funds	9,285,150	—	—	9,285,150
Municipal Bonds	—	1,600,051	—	1,600,051
Bank Loans	—	547,701	—	547,701
Purchased Options	—	1,801	—	1,801
Short-Term Investments	3,884,000	41,235,101	—	45,119,101
Total Investments, at fair value	$185,237,957	$743,102,843	$648,440	$928,989,240
Other Financial Instruments+
Forward Foreign Currency Contracts	—	145,097	—	145,097
Forward Premium Swaptions	—	595,984	—	595,984
Futures	169,028	—	—	169,028
OTC total return swaps	—	3,826	—	3,826
Total Assets	$185,406,985	$743,847,750	$648,440	$929,903,175
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(1,472,315)	$—	$(1,472,315)
Centrally Cleared Interest Rate Swaps	—	(974)	—	(974)
Forward Foreign Currency Contracts	—	(1,624,601)	—	(1,624,601)
Forward Premium Swaptions	—	(109,293)	—	(109,293)
Futures	(1,071,010)	—	—	(1,071,010)
Written Options	—	(11,929)	—	(11,929)
Total Liabilities	$(1,071,010)	$(3,219,112)	$—	$(4,290,122)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Ultra Short Income ETF	$—	$9,250,000	$—	$35,150	$9,285,150	$45,909	$—	$—
Voya VACS Series EMHCD Fund	75,274,187	6,103,213	—	4,865,881	86,243,281	5,325,753	—	777,667
Voya VACS Series HYB Fund	27,347,830	2,123,352	—	299,755	29,770,937	1,975,213	—	148,163

See Accompanying Notes to Financial Statements

83

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series SC Fund	$55,841,453	$—	$—	$213,136	$56,054,589	$3,629,776	$—	$670,311
	$158,463,470	$17,476,565	$—	$5,413,922	$181,353,957	$10,976,651	$—	$1,596,141

The financial statements for the above mutual fund[s] and ETF can be found at www.sec.gov.

At December 31, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	280,223	USD	330,240	Bank of America N.A.	01/23/26	$(583)
EUR	221,172	USD	260,850	Bank of America N.A.	01/23/26	(661)
BRL	103,062	USD	18,870	Barclays Bank PLC	01/09/26	(98)
USD	2,908,154	MXN	54,498,858	Barclays Bank PLC	01/09/26	(116,192)
EUR	1,152,163	USD	1,353,712	BNP Paribas	01/23/26	1,702
USD	921,025	EUR	784,484	Citibank N.A.	01/23/26	(1,848)
USD	9,789,059	BRL	60,932,000	Goldman Sachs International	01/05/26	(1,321,469)
MXN	109,644,024	USD	5,970,921	Goldman Sachs International	01/09/26	113,637
USD	952,812	MXN	17,631,777	Goldman Sachs International	01/09/26	(25,642)
EUR	921,590	USD	1,086,539	Goldman Sachs International	01/23/26	(2,372)
USD	2,060,176	EUR	1,762,989	Goldman Sachs International	01/23/26	(13,820)
USD	11,044,000	BRL	61,189,282	Goldman Sachs International	02/03/26	(28,512)
USD	2,910,942	MXN	54,498,858	Morgan Stanley Capital Services LLC	01/09/26	(113,404)
MXN	17,258,610	USD	928,251	Standard Chartered Bank	01/09/26	29,494
EUR	26,219	USD	30,581	Standard Chartered Bank	01/23/26	264
						$(1,479,504)

At December 31, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	71	03/31/26	$14,824,023	$(136)
U.S. Treasury 10-Year Note	104	03/20/26	11,693,500	23,102
U.S. Treasury Long Bond	609	03/20/26	70,396,594	(664,180)
U.S. Treasury Ultra Long Bond	277	03/20/26	32,686,000	(406,694)
			$129,600,117	$(1,047,908)
Short Contracts:
U.S. Treasury 5-Year Note	(304)	03/31/26	(33,228,625)	63,667
U.S. Treasury Ultra 10-Year Note	(305)	03/20/26	(35,079,765)	82,259
			$(68,308,390)	$145,926

At December 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	36,000,000	$(2,898,889)	$(362,442)
CDX North American High Yield Index Series 44, Version 1	Buy	(5.000)	06/20/30	USD	14,000,000	(1,109,873)	(1,109,873)
						$(4,008,762)	$(1,472,315)

See Accompanying Notes to Financial Statements

84

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At December 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.388%	Annual	12/14/28	USD	27,791,000	$(974)	$(974)
Receive	1-day Secured Overnight Financing Rate	Annual	4.155	Annual	01/05/57	USD	750,814	—	—
								$(974)	$(974)

At December 31, 2025, the following OTC total return swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	(1-day Secured Overnight Financing Rate)	Quarterly	BNP Paribas	06/20/26	USD	1,500,000	$3,826	$(153)	$3,979
									$3,826	$(153)	$3,979

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At December 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity	Exercise Rate	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	BNP Paribas	CDX North American High Yield, Series 45, Version 2	105.00%	5.000%	Quarterly	01/21/26	USD	10,000,000	$86,500	$(5,553)
Put on 5-Year Credit Default Swap	Royal Bank of Canada	CDX North American High Yield, Series 45, Version 2	105.00	5.000	Quarterly	01/21/26	USD	10,000,000	81,100	(5,554)
									$167,600	$(11,107)

At December 31, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	9,890,000	$55,229	$1,801
								$55,229	$1,801

See Accompanying Notes to Financial Statements

85

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	4,945,000	$40,724	$(822)
								$40,724	$(822)

At December 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	12,484,500	$(2,184,788)	$98,661
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	134,437
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	72,271
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	4,988,800	(232,677)	(33,927)
								$(9,622,755)	$271,442

At December 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Pay	1-day Secured Overnight Financing Rate	11/08/27	USD	2,494,400	$96,034	$24,463
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,489	30,274
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	2.500%	Pay	1-day Secured Overnight Financing Rate	09/25/26	USD	51,134,000	59,315	21,402
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	3,868
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	28,857
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Pay	1-day Secured Overnight Financing Rate	08/23/27	USD	12,472,000	63,140	19,736
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	24,943,000	124,091	29,466
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Pay	1-day Secured Overnight Financing Rate	08/12/27	USD	12,472,000	62,360	15,029
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,706	—
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	10,014
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Pay	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	9,940
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	(20,994)
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Pay	1-day Secured Overnight Financing Rate	12/18/26	USD	2,494,400	128,212	18,255
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.860%	Receive	1-day Secured Overnight Financing Rate	11/08/27	USD	2,494,400	96,034	(11,643)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,489	(10,461)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	(1,222)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	(19,679)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	89,798,400	255,925	(2,697)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.170%	Receive	1-day Secured Overnight Financing Rate	08/23/27	USD	12,472,000	63,140	2,872

See Accompanying Notes to Financial Statements

86

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	24,943,000	$124,091	$15,629
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.250%	Receive	1-day Secured Overnight Financing Rate	08/12/27	USD	12,472,000	62,360	8,110
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,706	—
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.108%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,470	1,365
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.109%	Receive	1-day Secured Overnight Financing Rate	11/19/26	USD	12,472,000	41,469	1,468
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	32,585
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.631%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	51,133,000	59,315	11,853
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products Inc.	3.622%	Receive	1-day Secured Overnight Financing Rate	09/08/26	USD	25,567,000	24,289	5,429
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	4.135%	Receive	1-day Secured Overnight Financing Rate	12/18/26	USD	2,494,400	128,212	(8,670)
								$2,423,847	$215,249

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

BRL	—	Brazilian Real	MXN	—	Mexican Peso
EUR	—	EU Euro	USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,801
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	145,097
Interest rate contracts	Unrealized appreciation on forward premium swaptions	595,984
Interest rate contracts	Variation margin receivable on futures contracts**	169,028
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,979
Total Asset Derivatives		$915,889

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,624,601
Interest rate contracts	Unrealized depreciation on forward premium swaptions	109,293
Interest rate contracts	Variation margin payable on futures contracts**	1,071,010
Credit contracts	Variation margin payable on centrally cleared swaps**	1,472,315
Interest rate contracts	Variation margin payable on centrally cleared swaps**	974
Interest rate contracts	Upfront payments received on OTC swap agreements	153
Credit contracts	Written options, at fair value	11,107
Interest rate contracts	Written options, at fair value	822
Total Liability Derivatives		$4,290,275

See Accompanying Notes to Financial Statements

87

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$1,000,419	$616,825	$1,617,244
Foreign exchange contracts	—	(564,384)	—	—	—	(564,384)
Interest rate contracts	254,805	—	(2,582,295)	(2,983,404)	(310,403)	(5,621,297)
Total	$254,805	$(564,384)	$(2,582,295)	$(1,982,985)	$306,422	$(4,568,437)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(920,444)	$156,492	$(763,951)
Foreign exchange contracts	—	(2,178,237)	—	—	—	(2,178,237)
Interest rate contracts	(1,105,028)	—	1,271,800	726,693	518,250	1,411,714
Total	$(1,105,028)	$(2,178,237)	$1,271,800	$(193,751)	$674,742	$(1,530,474)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at December 31, 2025:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura Global Financial Products Inc.	Royal Bank of Canada
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$1,801	$—	$—
Forward foreign currency contracts	—	—	1,702	—	—	113,637	—	—	—	—
Forward premium swaptions	—	305,369	—	—	69,931	—	170,817	—	49,867	—
OTC total return swaps	—	—	3,826	—	—	—	—	—	—	—
Total Assets	$—	$305,369	$5,528	$—	$69,931	$113,637	$170,817	$1,801	$49,867	$—
Liabilities:
Forward foreign currency contracts	$1,244	$116,290	$—	$1,848	$—	$1,391,815	$—	$113,404	$—	$—
Forward premium swaptions	—	—	—	—	19,131	—	69,168	—	20,994	—
Written options	—	—	5,553	—	—	—	—	822	—	5,554
Total Liabilities	$1,244	$116,290	$5,553	$1,848	$19,131	$1,391,815	$69,168	$114,226	$20,994	$5,554
Net OTC derivative instruments by counterparty, at fair value	$(1,244)	$189,079	$(25)	$(1,848)	$50,800	$(1,278,178)	$101,649	$(112,425)	$28,873	$(5,554)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$(189,079)	$—	$—	$—	$1,150,000	$—	$—	$—	$—
Net Exposure(1)(2)	$(1,244)	$—	$(25)	$(1,848)	$50,800	$(128,178)	$101,649	$(112,425)	$28,873	$(5,554)

See Accompanying Notes to Financial Statements

88

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

	Standard Chartered Bank	Total
Assets:
Purchased options	$—	$1,801
Forward foreign currency contracts	29,758	145,097
Forward premium swaptions	—	595,984
OTC total return swaps	—	3,826
Total Assets	$29,758	$746,708
Liabilities:
Forward foreign currency contracts	$—	$1,624,601
Forward premium swaptions	—	109,293
Written options	—	11,929
Total Liabilities	$—	$1,745,823
Net OTC derivative instruments by counterparty, at fair value	$29,758	$(999,115)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$960,921
Net Exposure(1)(2)	$29,758	$(38,194)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At December 31, 2025, the Portfolio had pledged $1,150,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $340,000 in cash collateral from Barclays Bank PLC. Excess cash collateral, if any, is not shown for financial reporting purposes.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $951,615,593.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,826,282
Gross Unrealized Depreciation	(38,800,259)
Net Unrealized Depreciation	$(25,973,977)

See Accompanying Notes to Financial Statements

89

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.2%
	Communication Services: 3.8%
28,836 (1)	CarGurus, Inc.	$1,105,861	0.5
69,232 (1)	Grindr, Inc.	937,401	0.5
58,118 (1)	Magnite, Inc.	943,255	0.5
59,622 (1)	TripAdvisor, Inc.	868,096	0.4
136,492 (1)	Uniti Group, Inc.	956,809	0.5
38,376 (1)	Yelp, Inc.	1,166,247	0.6
247,570 (1)	ZipRecruiter, Inc. - Class A	965,523	0.5
52,777 (1)	ZoomInfo Technologies, Inc.	536,742	0.3
		7,479,934	3.8

	Consumer Discretionary: 5.4%
28,240	H&R Block, Inc.	1,230,699	0.6
38,062	Kohl's Corp.	776,845	0.4
9,357	Monarch Casino & Resort, Inc.	895,465	0.5
79,603 (1)(2)	Peloton Interactive, Inc. - Class A	490,355	0.2
24,391	Red Rock Resorts, Inc. - Class A	1,511,023	0.8
93,424 (1)	Sonos, Inc.	1,640,525	0.8
14,822	Steven Madden Ltd.	617,188	0.3
108,600	Super Group SGHC Ltd.	1,297,770	0.7
71,077 (1)	Tri Pointe Homes, Inc.	2,236,793	1.1
		10,696,663	5.4

	Consumer Staples: 0.7%
50,526	Dole PLC	757,385	0.4
7,851	John B Sanfilippo & Son, Inc.	554,280	0.3
		1,311,665	0.7

	Energy: 2.4%
284,943 (1)	Clean Energy Fuels Corp.	598,380	0.3
47,611	Excelerate Energy, Inc. - Class A	1,335,489	0.7
145,383 (1)	Helix Energy Solutions Group, Inc.	911,552	0.5
72,226 (2)	HighPeak Energy, Inc.	342,351	0.2
64,384	SFL Corp. Ltd.	502,839	0.2
86,656 (1)	Uranium Energy Corp.	1,012,142	0.5
		4,702,753	2.4

	Financials: 20.0%
33,777	Arrow Financial Corp.	1,060,598	0.5
31,158	Banc of California, Inc.	601,038	0.3
61,227	BCB Bancorp, Inc.	494,102	0.3
38,164	Berkshire Hills Bancorp, Inc.	1,006,385	0.5
184,929	BGC Group, Inc. - Class A	1,651,416	0.8
14,879	Cathay General Bancorp	719,995	0.4
48,477	ConnectOne Bancorp, Inc.	1,271,067	0.6
59,631	Eastern Bankshares, Inc.	1,098,999	0.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
54,188	Farmers National Banc Corp.	$721,784	0.4
100,611	First BanCorp/Puerto Rico	2,085,666	1.1
49,671	First Commonwealth Financial Corp.	837,453	0.4
33,616	First Horizon Corp.	803,423	0.4
78,289	Fulton Financial Corp.	1,513,326	0.8
262,702 (1)	Genworth Financial, Inc. - Class A	2,372,199	1.2
38,571	Hancock Whitney Corp.	2,456,201	1.2
26,037	Hilltop Holdings, Inc.	883,696	0.4
31,527	HomeStreet, Inc. - Class A	461,240	0.2
83,479	Hope Bancorp, Inc.	914,930	0.5
100,380	Ladder Capital Corp.	1,103,176	0.6
93,358	MFA Financial, Inc.	869,163	0.4
13,581	NBT Bancorp, Inc.	563,883	0.3
19,518	Origin Bancorp, Inc.	734,072	0.4
108,672	P10, Inc. - Class A	1,066,072	0.5
72,649	Pagseguro Digital Ltd. - Class A	700,336	0.4
270,265 (1)	Payoneer Global, Inc.	1,518,889	0.8
155,788	Redwood Trust, Inc.	861,508	0.4
29,155	Renasant Corp.	1,026,839	0.5
48,315	Simmons First National Corp. - Class A	910,738	0.5
90,959 (1)	Slide Insurance Holdings, Inc.	1,771,881	0.9
54,648	United Community Banks, Inc.	1,706,111	0.9
171,406	Valley National Bancorp	2,002,022	1.0
28,519	Victory Capital Holdings, Inc. - Class A	1,799,264	0.9
78,895 (2)	WisdomTree, Inc.	961,730	0.5
45,541	XP, Inc. - Class A	745,506	0.4
		39,294,708	20.0

	Health Care: 17.1%
189,758 (1)	Alignment Healthcare, Inc.	3,747,721	1.9
19,692 (1)	Amicus Therapeutics, Inc.	280,414	0.1
60,937 (1)	Aveanna Healthcare Holdings, Inc.	497,855	0.2
192,075 (1)	BioCryst Pharmaceuticals, Inc.	1,498,185	0.8
19,583	Bio-Techne Corp.	1,151,676	0.6
28,684	Bruker Corp.	1,351,303	0.7
398,543 (1)	Cerus Corp.	820,999	0.4
87,127 (1)	Fortrea Holdings, Inc.	1,502,941	0.8
23,551 (1)	Guardant Health, Inc.	2,405,499	1.2
23,893 (1)	HealthEquity, Inc.	2,188,838	1.1
23,242 (1)	Hims & Hers Health, Inc.	754,668	0.4
13,300 (1)	Merit Medical Systems, Inc.	1,172,262	0.6

See Accompanying Notes to Financial Statements

90

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
16,246 (1)	Mirum Pharmaceuticals, Inc.	$1,283,272	0.7
90,736 (1)	NeoGenomics, Inc.	1,067,055	0.5
353,163 (1)	OPKO Health, Inc.	444,985	0.2
48,204 (1)	Option Care Health, Inc.	1,535,779	0.8
38,075 (1)	Orthofix Medical, Inc.	577,217	0.3
29,610 (1)	Phreesia, Inc.	501,001	0.3
89,746 (1)	Progyny, Inc.	2,304,677	1.2
35,541	QIAGEN N.V.	1,598,279	0.8
252,193 (1)	Savara, Inc.	1,520,724	0.8
88,323 (1)	Tandem Diabetes Care, Inc.	1,941,340	1.0
99,630 (1)	Teladoc Health, Inc.	697,410	0.4
41,559 (1)	Travere Therapeutics, Inc.	1,587,969	0.8
134,081 (1)	Xeris Biopharma Holdings, Inc.	1,052,536	0.5
		33,484,605	17.1

	Industrials: 16.3%
43,077	Aebi Schmidt Holding AG	544,924	0.3
13,228	Allison Transmission Holdings, Inc.	1,295,021	0.7
19,307	Apogee Enterprises, Inc.	702,968	0.4
9,243	Applied Industrial Technologies, Inc.	2,373,325	1.2
23,835	Atmus Filtration Technologies, Inc.	1,237,275	0.6
11,717 (1)	Bloom Energy Corp. - Class A	1,018,090	0.5
20,485	Cadre Holdings, Inc.	836,608	0.4
89,919 (1)	CoreCivic, Inc.	1,718,352	0.9
36,744	Enerpac Tool Group Corp.	1,405,091	0.7
28,866 (1)	ExlService Holdings, Inc.	1,225,073	0.6
56,465	Flowserve Corp.	3,917,542	2.0
9,274	Franklin Electric Co., Inc.	885,945	0.5
109,436 (1)	GEO Group, Inc.	1,764,108	0.9
39,091	Kennametal, Inc.	1,110,575	0.6
127,623 (1)	Legalzoom.com, Inc.	1,267,297	0.6
5,749	Lincoln Electric Holdings, Inc.	1,377,690	0.7
125,886 (1)	Manitowoc Co., Inc.	1,509,373	0.8
176,422	Mueller Water Products, Inc. - Class A	4,202,372	2.1
105,526 (1)	NOW, Inc.	1,398,220	0.7
11,348	TriNet Group, Inc.	671,007	0.3
35,483 (1)	Upwork, Inc.	703,273	0.4
121,076	Vestis Corp.	807,577	0.4
		31,971,706	16.3

	Information Technology: 16.8%
293,441 (1)	8x8, Inc.	578,079	0.3
56,726	A10 Networks, Inc.	1,003,483	0.5
43,526 (1)	ACI Worldwide, Inc.	2,080,978	1.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
96,812 (1)	Amplitude, Inc. - Class A	$1,121,083	0.6
53,079 (1)	Arlo Technologies, Inc.	742,575	0.4
25,496 (1)	ASGN, Inc.	1,228,142	0.6
101,959 (1)	AvePoint, Inc.	1,416,211	0.7
65,857 (1)	Box, Inc. - Class A	1,969,783	1.0
53,116 (1)	Cerence, Inc.	567,810	0.3
27,613 (1)(2)	Cipher Mining, Inc.	407,568	0.2
18,630 (1)	Clearwater Analytics Holdings, Inc. - Class A	449,356	0.2
57,185 (1)	Cohu, Inc.	1,330,695	0.7
42,956 (1)	CommScope Holding Co., Inc.	778,792	0.4
29,007 (1)(2)	Core Scientific, Inc.	422,342	0.2
15,447 (1)	Credo Technology Group Holding Ltd.	2,222,669	1.1
22,132	CTS Corp.	948,799	0.5
38,921 (1)	Dropbox, Inc. - Class A	1,082,004	0.5
75,214 (1)	Extreme Networks, Inc.	1,252,313	0.6
39,354 (2)	Ingram Micro Holding Corp.	839,814	0.4
43,165 (1)	Knowles Corp.	925,026	0.5
4,714	Littelfuse, Inc.	1,192,265	0.6
41,485 (1)(2)	Marathon Digital Holdings, Inc.	372,535	0.2
41,542 (1)	Photronics, Inc.	1,329,344	0.7
24,222 (1)	Rambus, Inc.	2,225,760	1.1
31,887 (1)	Riot Platforms, Inc.	404,008	0.2
10,783 (1)	Rubrik, Inc. - Class A	824,684	0.4
101,960 (1)	Sprinklr, Inc. - Class A	793,249	0.4
31,588 (1)(2)	Terawulf, Inc.	362,946	0.2
39,558 (1)	Vertex, Inc. - Class A	789,973	0.4
62,172 (1)	Viavi Solutions, Inc.	1,107,905	0.6
143,306 (1)	Yext, Inc.	1,155,046	0.6
54,003 (1)	Zeta Global Holdings Corp. - Class A	1,098,961	0.6
		33,024,198	16.8

	Materials: 3.6%
18,872	Avient Corp.	589,561	0.3
5,081	Balchem Corp.	779,222	0.4
155,137 (1)	Cleveland-Cliffs, Inc.	2,060,220	1.0
46,367	Element Solutions, Inc.	1,158,711	0.6
58,913	Hecla Mining Co.	1,130,541	0.6
100,188 (1)	Rayonier Advanced Materials, Inc.	590,107	0.3
197,531	Tronox Holdings PLC	823,704	0.4
		7,132,066	3.6

	Real Estate: 7.0%
81,659	Acadia Realty Trust	1,677,276	0.9
146,510	Apartment Investment and Management Co. - Class A	870,269	0.4
62,358	CareTrust REIT, Inc.	2,254,865	1.2
135,688	DiamondRock Hospitality Co.	1,215,764	0.6
19,973	First Industrial Realty Trust, Inc.	1,143,854	0.6
53,014 (2)	Gladstone Land Corp.	485,078	0.2

See Accompanying Notes to Financial Statements

91

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
53,838 (1)	Hudson Pacific Properties, Inc.	$583,066	0.3
19,608	LTC Properties, Inc.	674,123	0.3
179,277 (2)	Medical Properties Trust, Inc.	896,385	0.5
17,680	National Storage Affiliates Trust	498,753	0.3
59,043 (2)	Peakstone Realty Trust	847,267	0.4
25,112	Sabra Health Care REIT, Inc.	475,621	0.2
156,975	Summit Hotel Properties, Inc.	764,468	0.4
39,664	Tanger Factory Outlet Centers, Inc.	1,323,588	0.7
		13,710,377	7.0

	Utilities: 5.1%
47,002	Avista Corp.	1,811,457	0.9
25,997	Black Hills Corp.	1,804,712	0.9
33,031 (1)	Hallador Energy Co.	628,910	0.3
88,337 (1)	Hawaiian Electric Industries, Inc.	1,086,545	0.6
38,458	NiSource, Inc.	1,606,006	0.8
20,908	Northwest Natural Holding Co.	977,240	0.5
8,146 (1)	Oklo, Inc.	584,557	0.3
30,913	Portland General Electric Co.	1,483,515	0.8
		9,982,942	5.1

	Total Common Stock (Cost $183,084,271)	192,791,617	98.2

EXCHANGE-TRADED FUNDS: 1.7%
13,137	iShares Russell 2000 ETF	3,233,804	1.7

	Total Exchange-Traded Funds
	(Cost $3,300,827)	3,233,804	1.7

	Total Long-Term Investments
	(Cost $186,385,098)	196,025,421	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.6%
1,108,744 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,108,978, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,130,919, due 12/01/30-11/20/75)	$1,108,744	0.6
1,274,359 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,274,634, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,300,206, due 01/31/26-11/15/55)	1,274,359	0.6
1,197,897 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,198,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,221,855, due 10/15/26-12/20/55)	1,197,897	0.6

See Accompanying Notes to Financial Statements

92

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
320,534 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $320,601, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $326,945, due 04/30/26-11/15/34)	$320,534	0.2
1,210,641 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,210,904, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,231,081, due 04/15/28-02/15/55)	1,210,641	0.6
	Total Repurchase Agreements
	(Cost $5,112,175)	5,112,175	2.6

	Time Deposits: 0.1%
100,000 (3)	National Bank of Canada, 3.630%, 01/02/2026	100,000	0.0
120,000 (3)	Royal Bank of Canada, 3.850%, 01/02/2026	120,000	0.1
	Total Time Deposits
	(Cost $220,000)	220,000	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
189,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $189,000)	$189,000	0.1

	Total Short-Term Investments
	(Cost $5,521,175)	$5,521,175	2.8

	Total Investments in Securities
	(Cost $191,906,273)	$201,546,596	102.7

	Liabilities in Excess of Other Assets	(5,225,418)	(2.7)
	Net Assets	$196,321,178	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

93

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$192,791,617	$—	$—	$192,791,617
Exchange-Traded Funds	3,233,804	—	—	3,233,804
Short-Term Investments	189,000	5,332,175	—	5,521,175
Total Investments, at fair value	$196,214,421	$5,332,175	$—	$201,546,596

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $202,351,078.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,711,634
Gross Unrealized Depreciation	(23,516,552)
Net Unrealized Depreciation	$(804,918)

See Accompanying Notes to Financial Statements

94

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Global High Dividend Low Volatility Portfolio
Class ADV	NII	$0.2184
Class I	NII	$0.2898
Class S	NII	$0.2538
Class S2	NII	$0.2330
All Classes	STCG	$0.3108
All Classes	LTCG	$1.1850

Voya Government Money Market Portfolio
Class I	NII	$0.0388
All Classes	STCG	$0.0007

Voya Growth and Income Portfolio
Class ADV	NII	$-
Class I	NII	$0.0752
Class S	NII	$0.0264
Class S2	NII	$0.0003
All Classes	STCG	$0.2613
All Classes	LTCG	$1.3954

Voya Intermediate Bond Portfolio
Class ADV	NII	$0.4534
Class I	NII	$0.5132
Class S	NII	$0.4826
Class S2	NII	$0.4644

Voya Small Company Portfolio
Class ADV	NII	$0.1021
Class I	NII	$0.1702
Class R6	NII	$0.1838
Class S	NII	$0.1144
All Classes	STCG	$2.1787

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Global High Dividend Low Volatility Portfolio	39.82%
Voya Growth and Income Portfolio	52.72%
Voya Small Company Portfolio	8.12%

For the year ended December 31, 2025, 54.28% of ordinary income dividends paid by Voya Growth and Income Portfolio are designated as qualified dividend income (QDI) subject to reduced income tax rates for individuals.

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Global High Dividend Low Volatility Portfolio	$45,743,631
Voya Growth and Income Portfolio	$153,804,836

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

95

TAX INFORMATION (Unaudited) (continued)

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

96

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors/Trustees (“Board”) of Voya Government Money Market Portfolio, Voya Variable Funds, Voya Intermediate Bond Portfolio, and Voya Variable Portfolios, Inc. (collectively, the “Registrants”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global High Dividend Low Volatility Portfolio, Voya Government Money Market Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, and Voya Small Company Portfolio, each a series of the Registrants (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/ Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Registrants, on behalf of the Portfolios, the sub-advisory contracts (the “Sub-Advisory Contracts”), and the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract”, and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), and Voya Investment Management (UK) Limited, the sub-sub-adviser to Voya Small Company Portfolio (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager, Sub-Adviser, and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts, sub-advisory contracts, and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory, and sub-sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager, Sub-Adviser, or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities

97

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

to one or more sub-advisers and their sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and their sub-sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-advisers or allocation among sub-advisers or sub-sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Registrants’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Adviser, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager, Sub-Adviser, and Sub-Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager, Sub-Adviser, and Sub-Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management, sub-advisory, and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Portfolio, including its investment performance over certain time periods compared to the Portfolio’s Morningstar, Inc. (“Morningstar”) category (Morningstar is an independent provider of mutual fund data) and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Portfolio’s performance and risk, including risk-adjusted investment return information, from the Registrants’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Adviser, and Sub-Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Adviser, and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

took into account the underlying rationale provided by the Manager, Sub-Adviser, or Sub-Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser, and by the Sub-Adviser to the Sub-Sub-Adviser, for sub-advisory and sub-sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser and Sub-Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser and Sub-Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory and sub-sub-advisory fee rates payable by the Manager to the Sub-Adviser and by the Sub-Adviser to the Sub-Sub-Adviser, respectively. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser and Sub-Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser and Sub-Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Adviser, and Sub-Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s and Sub-Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s, Sub-Adviser’s, and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels, and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global High Dividend Low Volatility Portfolio

In considering whether to approve the renewal of the

99

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Contracts for Voya Global High Dividend Low Volatility Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the third quintile for the three-year and ten-year periods, and the fourth quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the five-year and ten-year periods, during which it underperformed. In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Government Money Market Portfolio

In considering whether to approve the renewal of the Contracts for Voya Government Money Market Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025, the Portfolio underperformed its performance benchmark for all periods presented, with the exception of the ten-year period, during which it outperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c)  the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.
Voya Growth and Income Portfolio

In considering whether to approve the renewal of the Contracts for Voya Growth and Income Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the year-to-date and ten-year periods, and the third quintile for the one-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the one-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

Voya Intermediate Bond Portfolio

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the year-to-date, one-year, three-year, and ten-year periods and the third quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date period, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

Voya Small Company Portfolio

In considering whether to approve the renewal of the Contracts for Voya Small Company Portfolio, the Board considered that, based on performance data for the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

periods ended March 31, 2025: (1) the Portfolio is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, the second quintile for the three-year period, the third quintile for the ten-year period, and the fourth quintile for the five-year period; and (2) the Portfolio outperformed its performance benchmark for all periods presented.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c)the Portfolio’s net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

101

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-CAPAPALL (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya International Index Portfolio	■	Voya Russell™ Mid Cap Index Portfolio
■	Voya Russell™ Large Cap Growth Index Portfolio	■	Voya Russell™ Small Cap Index Portfolio
■	Voya Russell™ Large Cap Index Portfolio	■	Voya U.S. Bond Index Portfolio
■	Voya Russell™ Large Cap Value Index Portfolio
■	Voya Russell™ Mid Cap Growth Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya International Index Portfolio, Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, Voya RussellTM Mid Cap Growth Index Portfolio, Voya RussellTM Mid Cap Index Portfolio, Voya RussellTM Small Cap Index Portfolio and Voya U.S. Bond Index Portfolio and the Board of Directors of Voya Variable Portfolios, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya International Index Portfolio, Voya RussellTM Large Cap Growth Index Portfolio, Voya RussellTM Large Cap Index Portfolio, Voya RussellTM Large Cap Value Index Portfolio, Voya RussellTM Mid Cap Growth Index Portfolio, Voya RussellTM Mid Cap Index Portfolio, Voya RussellTM Small Cap Index Portfolio and Voya U.S. Bond Index Portfolio (collectively referred to as the “Portfolios”) (eight of the portfolios constituting Voya Variable Portfolios, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (eight of the portfolios constituting Voya Variable Portfolios, Inc.) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
ASSETS:
Investments in securities at fair value+*	$567,786,256	$1,561,249,789	$1,006,992,570	$288,071,043
Short-term investments at fair value†	45,798,989	2,961,000	2,126,000	611,000
Cash	—	1,028,599	751,687	279,918
Cash collateral for futures contracts	836,937	246,477	179,301	67,964
Foreign currencies at value‡	90,466	—	—	—
Receivables:
Investment securities sold	—	272,543	—	52,345
Fund shares sold	192,425	2,151,673	3,711,691	10,112
Dividends	459,535	217,060	431,878	252,089
Interest	—	322	285	114
Foreign tax reclaims	3,999,686	334	332	—
Prepaid expenses	4,233	4,527	2,971	921
Reimbursement due from Investment Adviser	91,958	68,196	63,868	13,839
Other assets	75,136	29,416	99,036	20,820
Total assets	619,335,621	1,568,229,936	1,014,359,619	289,380,165

LIABILITIES:
Payable for fund shares redeemed	1,133,528	156,926	269,532	770,376
Payable upon receipt of securities loaned	28,461,989	—	—	—
Variation margin payable on futures contracts	109,411	28,463	20,700	7,763
Payable for investment management fees	234,860	506,770	300,261	94,701
Payable for distribution and shareholder service fees	35,402	101,206	116,145	29,099
Payable to custodian due to bank overdraft	3,461,914	—	—	—
Payable to directors under the deferred compensation plan (Note 6)	75,136	29,416	99,036	20,820
Payable for directors fees	2,515	3,697	2,317	979
Other accrued expenses and liabilities	317,238	289,680	237,976	132,008
Total liabilities	33,831,993	1,116,158	1,045,967	1,055,746
NET ASSETS	$585,503,628	$1,567,113,778	$1,013,313,652	$288,324,419

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$250,175,872	$146,220,027	$133,219,035	$148,485,983
Total distributable earnings	335,327,756	1,420,893,751	880,094,617	139,838,436
NET ASSETS	$585,503,628	$1,567,113,778	$1,013,313,652	$288,324,419

+ Including securities loaned at value	$26,017,907	$—	$—	$—
* Cost of investments in securities	$192,516,129	$405,987,388	$173,536,447	$156,770,153
† Cost of short-term investments	$45,798,989	$2,961,000	$2,126,000	$611,000
‡ Cost of foreign currencies	$90,449	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
Class ADV
Net assets	$67,659,344	$16,170	$238,601,820	$7,553
Shares authorized	250,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,874,545	191	5,152,837	278
Net asset value and redemption price per share	$13.88	$84.66	$46.30	$27.17

Class I
Net assets	$484,601,335	$1,093,867,664	$706,283,081	$150,860,582
Shares authorized	200,000,000	100,000,000	400,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,156,316	12,646,438	14,788,428	5,461,682
Net asset value and redemption price per share	$14.19	$86.50	$47.76	$27.62

Class S
Net assets	$30,825,728	$473,229,944	$67,801,025	$137,456,284
Shares authorized	100,000,000	100,000,000	200,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,194,105	5,532,787	1,434,069	4,944,796
Net asset value and redemption price per share	$14.05	$85.53	$47.28	$27.80

Class S2
Net assets	$2,417,221	n/a	$627,726	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	172,388	n/a	12,784	n/a
Net asset value and redemption price per share	$14.02	n/a	$49.10	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$72,250,519	$610,797,268	$320,535,021	$437,998,221
Investments in affiliates at fair value**	—	348,911	—	—
Short-term investments at fair value†	922,176	9,258,785	71,429,027	59,316,803
Cash	145,097	780,142	387,947	—
Cash collateral for futures contracts	—	137,982	838,994	484,338
Receivables:
Investment securities sold	—	23,810	304,515	538
Fund shares sold	763,176	529,724	1,065,040	1,167,321
Dividends	18,792	571,174	315,497	92,969
Interest	—	226	—	2,628,365
Foreign tax reclaims	1,959	3,243	16,703	—
Prepaid expenses	3,085	3,193	1,772	5,363
Reimbursement due from Investment Adviser	57,464	84,329	86,860	85,176
Other assets	23,706	69,309	41,294	144,281
Total assets	74,185,974	622,608,096	395,022,670	501,923,375

LIABILITIES:
Payable for investment securities purchased	—	516,295	—	—
Payable for fund shares redeemed	57	2,244,856	103,664	799,177
Payable upon receipt of securities loaned	839,176	7,654,785	63,496,027	11,924,616
Variation margin payable on futures contracts	—	22,560	86,212	31,797
Payable for investment management fees	25,157	215,418	121,218	162,140
Payable for distribution and shareholder service fees	10,376	89,059	56,731	10,587
Payable to custodian due to bank overdraft	—	—	—	2,936
Payable to directors under the deferred compensation plan (Note 6)	23,706	69,309	41,294	144,281
Payable for directors fees	1,251	2,139	1,173	2,917
Other accrued expenses and liabilities	93,388	284,051	174,284	94,822
Total liabilities	993,111	11,098,472	64,080,603	13,173,273
NET ASSETS	$73,192,863	$611,509,624	$330,942,067	$488,750,102

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$36,737,043	$86,608,742	$116,371,566	$826,386,767
Total distributable earnings (loss)	36,455,820	524,900,882	214,570,501	(337,636,665)
NET ASSETS	$73,192,863	$611,509,624	$330,942,067	$488,750,102

+ Including securities loaned at value	$813,100	$7,460,434	$61,978,844	$11,565,709
* Cost of investments in securities	$34,179,427	$273,539,542	$149,942,636	$449,708,181
** Cost of investments in affiliates	$—	$124,853	$—	$—
† Cost of short-term investments	$922,176	$9,258,785	$71,429,027	$59,312,710

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	n/a	$185,527,042	$115,061,970	$19,370,937
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	18,375,000	8,824,923	2,120,275
Net asset value and redemption price per share	n/a	$10.10	$13.04	$9.14

Class I
Net assets	$26,314,950	$385,015,259	$187,834,033	$458,724,168
Shares authorized	100,000,000	300,000,000	100,000,000	700,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	580,565	34,939,039	13,585,478	50,034,020
Net asset value and redemption price per share	$45.33	$11.02	$13.83	$9.17

Class S
Net assets	$44,656,972	$33,424,716	$23,150,778	$9,380,980
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	993,136	3,113,639	1,700,640	1,020,248
Net asset value and redemption price per share	$44.97	$10.73	$13.61	$9.19

Class S2
Net assets	$2,220,941	$7,542,607	$4,895,286	$1,274,017
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	49,837	727,961	369,644	139,303
Net asset value and redemption price per share	$44.56	$10.36	$13.24	$9.15

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$25,925,308	$8,963,448	$10,865,375	$5,436,487
Interest	35,782	10,938	13,611	4,694
Securities lending income, net	221,399	237	222	76
Other	7,195	9,901	6,196	1,740
Total investment income	26,189,684	8,984,524	10,885,404	5,442,997

EXPENSES:
Investment management fees	4,700,475	7,102,640	3,243,261	1,322,122
Distribution and shareholder service fees:
Class ADV	1,436,880	72	1,047,045	35
Class S	218,791	1,045,925	162,016	318,363
Class S2	9,257	—	961	—
Transfer agent fees:
Class ADV	82,507	5	119,894	4
Class I	209,336	399,009	373,455	73,522
Class S	26,105	157,571	37,102	66,383
Class S2	828	—	139	—
Shareholder reporting expense	40,440	70,403	21,713	9,070
Professional fees	72,760	131,400	73,348	16,935
Custody and accounting expense	260,625	92,760	52,930	19,260
Directors fees	25,153	36,970	23,169	10,461
Licensing fee (Note 8)	218,580	126,254	89,541	26,460
Miscellaneous expense	89,407	108,027	71,344	17,837
Interest expense	14,644	78	852	—
Total expenses	7,405,788	9,271,114	5,316,770	1,880,452
Waived and reimbursed fees	(1,189,594)	(1,798,663)	(730,599)	(403,608)
Net expenses	6,216,194	7,472,451	4,586,171	1,476,844
Net investment income	19,973,490	1,512,073	6,299,233	3,966,153
REALIZED AND UNREALIZED GAIN (LOSS):	—	—	—	—
Net realized gain (loss) on:
Investments	387,812,847	264,152,615	42,537,548	8,022,790
Foreign currency related transactions	(100,681)	—	—	—
Futures	6,174,145	309,798	212,320	87,969
Net realized gain	393,886,311	264,462,413	42,749,868	8,110,759
Net change in unrealized appreciation (depreciation) on:
Investments	(131,841,846)	(4,874,345)	110,767,657	30,364,279
Foreign currency related transactions	435,859	—	—	—
Futures	862,225	105,312	70,002	12,893
Net change in unrealized appreciation (depreciation)	(130,543,762)	(4,769,033)	110,837,659	30,377,172
Net realized and unrealized gain	263,342,549	259,693,380	153,587,527	38,487,931
Increase in net assets resulting from operations	$283,316,039	$261,205,453	$159,886,760	$42,454,084
* Foreign taxes withheld	$7,597,594	$1,016	$1,006	$465

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,703,355	$13,150,690	$6,097,256	$853,244
Dividends from affiliates	—	12,714	—	—
Interest	7,865	11,549	30,938	48,987,920
Securities lending income, net	34,344	56,345	397,111	245,290
Other	5,374	6,129	3,423	8,759
Total investment income	3,750,938	13,237,427	6,528,728	50,095,213
EXPENSES:
Investment management fees	3,395,663	3,507,157	2,018,532	4,352,401
Distribution and shareholder service fees:
Class ADV	—	886,526	538,666	96,549
Class S	1,660,294	323,450	421,807	333,888
Class S2	9,155	28,923	17,983	3,886
Transfer agent fees:
Class ADV	—	148,200	130,661	1,577
Class I	6,389	435,963	223,309	66,698
Class S	48,533	98,572	165,655	7,340
Class S2	556	6,047	5,458	80
Shareholder reporting expense	15,111	23,297	15,234	8,849
Professional fees	60,235	77,546	44,430	99,685
Custody and accounting expense	62,313	75,220	63,595	664,091
Directors fees	32,707	21,387	11,734	29,171
Licensing fee (Note 8)	66,157	41,692	26,013	—
Miscellaneous expense	37,457	59,654	27,729	85,265
Interest expense	3,028	721	—	—
Total expenses	5,397,598	5,734,355	3,710,806	5,749,480
Waived and reimbursed fees	(933,737)	(1,015,964)	(695,096)	(1,062,451)
Net expenses	4,463,861	4,718,391	3,015,710	4,687,029
Net investment income (loss)	(712,923)	8,519,036	3,513,018	45,408,184
REALIZED AND UNREALIZED GAIN (LOSS):	—	—	—	—
Net realized gain (loss) on:
Investments	411,235,443	257,004,205	132,295,451	(10,880,952)
Sale of investments in affiliates	—	167,834	—	—
Futures	(78,626)	(85,315)	350,757	(4,492,174)
Swaps	—	—	—	115,474
Net realized gain (loss)	411,156,817	257,086,724	132,646,208	(15,257,652)
Net change in unrealized appreciation (depreciation) on:
Investments	(291,967,838)	(174,476,675)	(83,006,137)	52,714,472
Affiliates	—	(118,042)	—	—
Futures	129,432	119,768	62,392	3,232,993
Net change in unrealized appreciation (depreciation)	(291,838,406)	(174,474,949)	(82,943,745)	55,947,465
Net realized and unrealized gain	119,318,411	82,611,775	49,702,463	40,689,813
Increase in net assets resulting from operations	$118,605,488	$91,130,811	$53,215,481	$86,097,997

* Foreign taxes withheld	$2,080	$12,844	$14,022	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International Index Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$19,973,490	$26,751,265	$1,512,073	$2,444,452
Net realized gain	393,886,311	3,990,563	264,462,413	411,169,244
Net change in unrealized appreciation (depreciation)	(130,543,762)	4,631,463	(4,769,033)	32,827,413
Increase in net assets resulting from operations	283,316,039	35,373,291	261,205,453	446,441,109

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,849,983)	(9,568,522)	(1,382)	(436)
Class I	(17,974,541)	(19,301,161)	(115,068,117)	(34,396,947)
Class S	(2,524,414)	(3,043,573)	(38,125,044)	(34,516,631)
Class S2	(49,121)	(47,477)	—	—
Total distributions	(28,398,059)	(31,960,733)	(153,194,543)	(68,914,014)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	123,495,246	196,496,095	268,665,829	195,765,217
Reinvestment of distributions	28,398,059	31,960,733	153,194,543	68,914,014
	151,893,305	228,456,828	421,860,372	264,679,231
Cost of shares redeemed	(960,438,036)	(231,592,242)	(416,662,611)	(775,776,362)
Net increase (decrease) in net assets resulting from capital share transactions	(808,544,731)	(3,135,414)	5,197,761	(511,097,131)
Net increase (decrease) in net assets	(553,626,751)	277,144	113,208,671	(133,570,036)

NET ASSETS:
Beginning of year or period	1,139,130,379	1,138,853,235	1,453,905,107	1,587,475,143
End of year or period	$585,503,628	$1,139,130,379	$1,567,113,778	$1,453,905,107

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,299,233	$14,154,794	$3,966,153	$17,024,426
Net realized gain	42,749,868	807,838,535	8,110,759	312,032,728
Net change in unrealized appreciation (depreciation)	110,837,659	(417,541,847)	30,377,172	(175,286,026)
Increase in net assets resulting from operations	159,886,760	404,451,482	42,454,084	153,771,128

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(7,512,553)	(1,409,954)	(1,675)	(199)
Class I	(26,388,604)	(6,085,424)	(35,826,240)	(6,074,946)
Class S	(2,577,346)	(13,378,163)	(29,349,032)	(39,479,816)
Class S2	(5,609)	(339)	—	—
Total distributions	(36,484,112)	(20,873,880)	(65,176,947)	(45,554,961)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	71,548,921	64,745,970	70,611,674	17,435,925
Reinvestment of distributions	36,484,112	20,873,880	65,176,947	45,554,961
	108,033,033	85,619,850	135,788,621	62,990,886
Cost of shares redeemed	(112,563,950)	(1,773,409,986)	(35,454,244)	(1,245,736,233)
Net increase (decrease) in net assets resulting from capital share transactions	(4,530,917)	(1,687,790,136)	100,334,377	(1,182,745,347)
Net increase (decrease) in net assets	118,871,731	(1,304,212,534)	77,611,514	(1,074,529,180)

NET ASSETS:
Beginning of year or period	894,441,921	2,198,654,455	210,712,905	1,285,242,085
End of year or period	$1,013,313,652	$894,441,921	$288,324,419	$210,712,905

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income (loss)	$(712,923)	$221,192	$8,519,036	$10,278,020
Net realized gain	411,156,817	71,054,234	257,086,724	110,727,818
Net change in unrealized appreciation (depreciation)	(291,838,406)	116,543,768	(174,474,949)	17,104,839
Increase in net assets resulting from operations	118,605,488	187,819,194	91,130,811	138,110,677

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(22,447,255)	(18,901,232)
Class I	(2,018,486)	(81,551)	(75,232,243)	(58,986,658)
Class S	(70,134,137)	(1,522,627)	(21,049,092)	(18,875,320)
Class S2	(176,701)	(1,365)	(859,241)	(845,179)
Return of capital:
Class I	(1,213,064)	—	—	—
Class S	(43,504,634)	—	—	—
Class S2	(109,718)	—	—	—
Total distributions	(117,156,740)	(1,605,543)	(119,587,831)	(97,608,389)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,616,811	16,050,199	79,804,316	92,338,694
Reinvestment of distributions	117,156,740	1,605,543	119,587,831	97,608,389
	127,773,551	17,655,742	199,392,147	189,947,083
Cost of shares redeemed	(1,030,881,724)	(215,166,037)	(541,419,614)	(218,391,612)
Net decrease in net assets resulting from capital share transactions	(903,108,173)	(197,510,295)	(342,027,467)	(28,444,529)
Net increase (decrease) in net assets	(901,659,425)	(11,296,644)	(370,484,487)	12,057,759

NET ASSETS:
Beginning of year or period	974,852,288	986,148,932	981,994,111	969,936,352
End of year or period	$73,192,863	$974,852,288	$611,509,624	$981,994,111

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,513,018	$4,739,127	$45,408,184	$61,154,266
Net realized gain (loss)	132,646,208	60,081,144	(15,257,652)	(56,274,584)
Net change in unrealized appreciation (depreciation)	(82,943,745)	(2,774,488)	55,947,465	9,135,923
Increase in net assets resulting from operations	53,215,481	62,045,783	86,097,997	14,015,605

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(13,030,588)	(8,151,346)	(668,975)	(688,874)
Class I	(23,750,151)	(15,668,264)	(40,412,329)	(56,451,837)
Class S	(28,092,870)	(19,447,503)	(5,024,057)	(5,909,607)
Class S2	(478,629)	(371,359)	(34,575)	(33,630)
Total distributions	(65,352,238)	(43,638,472)	(46,139,936)	(63,083,948)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	36,914,397	30,304,110	301,461,654	655,278,639
Reinvestment of distributions	65,352,238	43,638,472	45,885,003	63,083,948
	102,266,635	73,942,582	347,346,657	718,362,587
Cost of shares redeemed	(333,607,777)	(134,192,496)	(1,471,740,953)	(694,209,603)
Net increase (decrease) in net assets resulting from capital share transactions	(231,341,142)	(60,249,914)	(1,124,394,296)	24,152,984
Net decrease in net assets	(243,477,899)	(41,842,603)	(1,084,436,235)	(24,915,359)

NET ASSETS:
Beginning of year or period	574,419,966	616,262,569	1,573,186,337	1,598,101,696
End of year or period	$330,942,067	$574,419,966	$488,750,102	$1,573,186,337

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya International Index Portfolio
Class ADV
12-31-25	10.88	0.21	•	3.04	3.25	0.25	—	—	0.25	—	13.88	30.28	1.07	0.94	0.94	1.70	67,659	4
12-31-24	10.86	0.22	•	0.07	0.29	0.27	—	—	0.27	—	10.88	2.61	1.07	0.94	0.94	1.99	354,098	7
12-31-23	9.71	0.22	•	1.41	1.63	0.48	—	—	0.48	—	10.86	17.10	1.10	0.95	0.95	2.11	402,013	9
12-31-22	11.79	0.22	•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19	•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
Class I
12-31-25	11.12	0.27	•	3.12	3.39	0.32	—	—	0.32	—	14.19	30.89	0.57	0.46	0.46	2.13	484,601	4
12-31-24	11.10	0.28	•	0.07	0.35	0.33	—	—	0.33	—	11.12	3.03	0.57	0.45	0.45	2.44	681,008	7
12-31-23	9.91	0.27	•	1.45	1.72	0.53	—	—	0.53	—	11.10	17.74	0.60	0.46	0.46	2.57	609,510	9
12-31-22	12.04	0.27	•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25	•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
Class S
12-31-25	11.02	0.24	•	3.07	3.31	0.28	—	—	0.28	—	14.05	30.48	0.82	0.70	0.70	1.91	30,826	4
12-31-24	11.01	0.25	•	0.06	0.31	0.30	—	—	0.30	—	11.02	2.72	0.82	0.70	0.70	2.23	102,136	7
12-31-23	9.83	0.25	•	1.44	1.69	0.51	—	—	0.51	—	11.01	17.54	0.85	0.71	0.71	2.37	125,543	9
12-31-22	11.95	0.22	•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22	•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
Class S2
12-31-25	11.00	0.20	•	3.09	3.29	0.27	—	—	0.27	—	14.02	30.31	0.97	0.85	0.85	1.60	2,417	4
12-31-24	10.99	0.23	•	0.07	0.30	0.29	—	—	0.29	—	11.00	2.62	0.97	0.85	0.85	2.06	1,889	7
12-31-23	9.82	0.22	•	1.45	1.67	0.50	—	—	0.50	—	10.99	17.30	1.00	0.86	0.86	2.16	1,787	9
12-31-22	11.94	0.24	•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20	•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
12-31-25	80.79	(0.26	)•	12.25	11.99	0.01	8.11	—	8.12	—	84.66	17.53	1.06	0.93	0.93	(0.33)	16	53
12-31-24	62.71	(0.18	)•	20.92	20.74	0.04	2.62	—	2.66	—	80.79	33.91	1.04	0.93	0.93	(0.25)	14	29
12-31-23	45.41	0.02	•	19.94	19.96	0.02	2.64	—	2.66	—	62.71	45.29	1.05	0.93	0.93	0.03	10	36
12-31-22	71.86	0.04	•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21
12-31-21	55.65	(0.08	)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
Class I
12-31-25	82.11	0.14	•	12.51	12.65	0.15	8.11	—	8.26	—	86.50	18.12	0.56	0.43	0.43	0.18	1,093,868	53
12-31-24	63.61	0.19	•	21.23	21.42	0.30	2.62	—	2.92	—	82.11	34.60	0.54	0.43	0.43	0.25	1,056,009	29
12-31-23	46.04	0.29	•	20.21	20.50	0.28	2.64	—	2.92	—	63.61	45.99	0.55	0.43	0.43	0.52	775,807	36
12-31-22	72.73	0.31	•	(21.83)	(21.52)	0.25	4.92	—	5.17	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23	•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
Class S
12-31-25	81.40	(0.07	)•	12.38	12.31	0.07	8.11	—	8.18	—	85.53	17.82	0.81	0.68	0.68	(0.08)	473,230	53
12-31-24	63.11	0.01	•	21.06	21.07	0.16	2.62	—	2.78	—	81.40	34.25	0.79	0.68	0.68	0.01	397,882	29
12-31-23	45.68	0.16	•	20.05	20.21	0.14	2.64	—	2.78	—	63.11	45.65	0.80	0.68	0.68	0.29	811,657	36
12-31-22	72.15	0.17	•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07	•	16.75	16.82	0.20	0.28	—	0.48	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
Voya Russell™ Large Cap Index Portfolio
Class ADV
12-31-25	40.87	0.13	•	6.91	7.04	0.53	1.08	—	1.61	—	46.30	18.13	0.94	0.86	0.86	0.31	238,602	11
12-31-24	32.59	0.17	•	8.37	8.54	0.26	—	—	0.26	—	40.87	26.33	0.90	0.86	0.86	0.44	199,822	15

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Russell™ Large Cap Index Portfolio (continued)
Class ADV (continued)
12-31-23	25.53	0.21	•	7.09	7.30	0.24	—	—	0.24	—	32.59	28.76	0.90	0.86	0.86	0.74	171,835	11
12-31-22	33.57	0.20	•	(7.04)	(6.84)	0.07	1.13	—	1.20	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16	•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
Class I
12-31-25	42.09	0.35	•	7.12	7.47	0.72	1.08	—	1.80	—	47.76	18.75	0.44	0.36	0.36	0.81	706,283	11
12-31-24	33.52	0.36	•	8.61	8.97	0.40	—	—	0.40	—	42.09	26.95	0.40	0.36	0.36	0.94	631,500	15
12-31-23	26.25	0.37	•	7.28	7.65	0.38	—	—	0.38	—	33.52	29.41	0.40	0.36	0.36	1.24	519,421	11
12-31-22	34.46	0.35	•	(7.23)	(6.88)	0.20	1.13	—	1.33	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32	•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
Class S
12-31-25	41.70	0.24	•	7.07	7.31	0.65	1.08	—	1.73	—	47.28	18.51	0.69	0.61	0.61	0.56	67,801	11
12-31-24	33.22	0.26	•	8.54	8.80	0.32	—	—	0.32	—	41.70	26.62	0.65	0.61	0.61	0.71	63,016	15
12-31-23	26.01	0.29	•	7.22	7.51	0.30	—	—	0.30	—	33.22	29.08	0.65	0.61	0.61	0.99	1,507,252	11
12-31-22	34.20	0.28	•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24	•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
Class S2
12-31-25	43.27	0.19	•	7.33	7.52	0.61	1.08	—	1.69	—	49.10	18.28	0.84	0.76	0.76	0.41	628	11
12-31-24	34.37	0.22	•	8.84	9.06	0.16	—	—	0.16	—	43.27	26.42	0.80	0.76	0.76	0.55	104	15
12-31-23	26.90	0.26	•	7.47	7.73	0.26	—	—	0.26	—	34.37	28.89	0.80	0.76	0.76	0.84	147	11
12-31-22	35.29	0.24	•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21	•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
12-31-25	31.13	0.30	•	3.86	4.16	2.21	5.91	—	8.12	—	27.17	17.40	1.08	0.93	0.93	1.09	8	32
12-31-24	28.14	0.44	•	3.55	3.99	0.50	0.50	—	1.00	—	31.13	14.38	0.94	0.84	0.84	1.46	6	36
12-31-23	26.10	0.44	•	2.04	2.48	0.44	—	—	0.44	—	28.14	9.68	0.94	0.84	0.84	1.65	6	33
12-31-22	28.00	0.38	•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35	•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
Class I
12-31-25	31.53	0.44	•	3.91	4.35	2.35	5.91	—	8.26	—	27.62	17.94	0.58	0.43	0.43	1.59	150,861	32
12-31-24	28.47	0.61	•	3.58	4.19	0.63	0.50	—	1.13	—	31.53	14.99	0.44	0.34	0.34	1.99	90,928	36
12-31-23	26.39	0.58	•	2.07	2.65	0.57	—	—	0.57	—	28.47	10.27	0.44	0.34	0.34	2.18	161,507	33
12-31-22	28.31	0.52	•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48	•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,157	39
Class S
12-31-25	31.19	0.37	•	3.94	4.31	1.79	5.91	—	7.70	—	27.80	17.69	0.83	0.68	0.68	1.35	137,456	32
12-31-24	28.18	0.53	•	3.54	4.07	0.56	0.50	—	1.06	—	31.19	14.66	0.69	0.59	0.59	1.77	119,779	36
12-31-23	26.12	0.51	•	2.05	2.56	0.50	—	—	0.50	—	28.18	9.99	0.69	0.59	0.59	1.90	1,123,729	33
12-31-22	28.04	0.45	•	(2.06)	(1.61)	0.31	—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41	•	4.84	5.25	0.49	—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
12-31-25	47.50	0.07	•	4.24	4.31	0.13	3.92	2.43	6.48	—	45.33	8.35	0.66	0.41	0.41	0.15	26,315	62
12-31-24	39.24	0.11	•	8.32	8.43	0.17	—	—	0.17	—	47.50	21.54	0.53	0.40	0.40	0.27	23,695	54
12-31-23	31.46	0.15	•	7.79	7.94	0.16	—	—	0.16	—	39.24	25.34	0.53	0.40	0.40	0.42	19,262	49
12-31-22	48.49	0.15	•	(13.40)	(13.25)	—	3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04	•	5.22	5.26	0.11	1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S
12-31-25	47.16	(0.05	)•	4.21	4.16	0.00	*	3.92	2.43	6.35	—	44.97	8.08	0.78	0.65	0.65	(0.11)	44,657	62
12-31-24	38.95	0.01	•	8.27	8.28	0.07		—	—	0.07	—	47.16	21.28	0.78	0.65	0.65	0.02	948,825	54
12-31-23	31.22	0.06	•	7.74	7.80	0.07		—	—	0.07	—	38.95	25.02	0.78	0.65	0.65	0.17	964,889	49
12-31-22	48.28	0.06	•	(13.34)	(13.28)	—		3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05	)•	5.19	5.14	0.01		1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
Class S2
12-31-25	46.85	(0.12	)•	4.18	4.06	—		3.92	2.43	6.35	—	44.56	7.91	1.06	0.81	0.81	(0.25)	2,221	62
12-31-24	38.72	(0.06	)•	8.22	8.16	0.03		—	—	0.03	—	46.85	21.07	0.93	0.80	0.80	(0.13)	2,332	54
12-31-23	31.04	0.01	•	7.70	7.71	0.03		—	—	0.03	—	38.72	24.84	0.93	0.80	0.80	0.02	1,998	49
12-31-22	48.10	0.01	•	(13.29)	(13.28)	—		3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14	)•	5.19	5.05	—		1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
Voya Russell™ Mid Cap Index Portfolio
Class ADV
12-31-25	10.64	0.07	•	0.79	0.86	0.08		1.32	—	1.40	—	10.10	9.60	1.03	0.91	0.91	0.65	185,527	26
12-31-24	10.39	0.07	•	1.32	1.39	0.09		1.05	—	1.14	—	10.64	14.32	1.03	0.90	0.90	0.68	180,135	30
12-31-23	10.17	0.08	•	1.39	1.47	0.15		1.10	—	1.25	—	10.39	16.31	1.04	0.90	0.90	0.82	177,936	22
12-31-22	13.70	0.08	•	(2.56)	(2.48)	0.06		0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05	•	2.51	2.56	0.09		1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
Class I
12-31-25	11.49	0.12	•	0.87	0.99	0.14		1.32	—	1.46	—	11.02	10.08	0.53	0.41	0.41	1.14	385,015	26
12-31-24	11.13	0.13	•	1.43	1.56	0.15		1.05	—	1.20	—	11.49	14.90	0.53	0.40	0.40	1.18	615,397	30
12-31-23	10.82	0.14	•	1.48	1.62	0.21		1.10	—	1.31	—	11.13	16.83	0.54	0.40	0.40	1.32	598,352	22
12-31-22	14.50	0.14	•	(2.70)	(2.56)	0.13		0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13	•	2.63	2.76	0.14		1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
Class S
12-31-25	11.21	0.09	•	0.86	0.95	0.11		1.32	—	1.43	—	10.73	9.92	0.77	0.65	0.65	0.88	33,425	26
12-31-24	10.89	0.10	•	1.39	1.49	0.12		1.05	—	1.17	—	11.21	14.55	0.78	0.65	0.65	0.93	178,931	30
12-31-23	10.61	0.11	•	1.45	1.56	0.17		1.10	—	1.27	—	10.89	16.51	0.79	0.65	0.65	1.07	186,153	22
12-31-22	14.22	0.11	•	(2.64)	(2.53)	0.09		0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18
12-31-21	13.02	0.09	•	2.58	2.67	0.11		1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
Class S2
12-31-25	10.87	0.08	•	0.82	0.90	0.09		1.32	—	1.41	—	10.36	9.74	0.93	0.81	0.81	0.75	7,543	26
12-31-24	10.60	0.08	•	1.35	1.43	0.11		1.05	—	1.16	—	10.87	14.36	0.93	0.80	0.80	0.78	7,531	30
12-31-23	10.35	0.09	•	1.42	1.51	0.15		1.10	—	1.25	—	10.60	16.36	0.94	0.80	0.80	0.92	7,495	22
12-31-22	13.90	0.09	•	(2.59)	(2.50)	0.06		0.99	—	1.05	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06	•	2.54	2.60	0.08		1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
Voya Russell™ Small Cap Index Portfolio
Class ADV
12-31-25	13.44	0.06	•	1.17	1.23	0.14		1.49	—	1.63	—	13.04	11.98	1.10	0.93	0.93	0.47	115,062	11
12-31-24	13.14	0.07	•	1.23	1.30	0.11		0.89	—	1.00	—	13.44	10.59	1.06	0.95	0.95	0.51	110,172	13
12-31-23	12.06	0.09	•	1.71	1.80	0.19		0.53	—	0.72	—	13.14	15.94	1.09	0.95	0.95	0.73	109,839	9
12-31-22	16.95	0.07	•	(3.66)	(3.59)	0.04		1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02	•	2.04	2.06	0.05		—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
Class I
12-31-25	14.16	0.13	•	1.24	1.37	0.21		1.49	—	1.70	—	13.83	12.51	0.59	0.43	0.43	0.97	187,834	11
12-31-24	13.79	0.14	•	1.29	1.43	0.17		0.89	—	1.06	—	14.16	11.13	0.56	0.45	0.45	1.00	204,832	13
12-31-23	12.61	0.16	•	1.81	1.97	0.25		0.53	—	0.78	—	13.79	16.68	0.59	0.45	0.45	1.23	228,924	9
12-31-22	17.69	0.14	•	(3.83)	(3.69)	0.13		1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class I (continued)
12-31-21	15.57	0.11	•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
Class S
12-31-25	13.97	0.09	•	1.21	1.30	0.17	1.49	—	1.66	—	13.61	12.07	0.81	0.68	0.68	0.69	23,151	11
12-31-24	13.62	0.10	•	1.28	1.38	0.14	0.89	—	1.03	—	13.97	10.82	0.81	0.70	0.70	0.76	254,257	13
12-31-23	12.46	0.12	•	1.79	1.91	0.22	0.53	—	0.75	—	13.62	16.35	0.84	0.70	0.70	0.97	272,263	9
12-31-22	17.47	0.11	•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07	•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
Class S2
12-31-25	13.61	0.07	•	1.20	1.27	0.15	1.49	—	1.64	—	13.24	12.07	1.00	0.83	0.83	0.56	4,895	11
12-31-24	13.30	0.08	•	1.24	1.32	0.12	0.89	—	1.01	—	13.61	10.62	0.96	0.85	0.85	0.61	5,159	13
12-31-23	12.18	0.10	•	1.75	1.85	0.20	0.53	—	0.73	—	13.30	16.21	0.99	0.85	0.85	0.82	5,237	9
12-31-22	17.11	0.08	•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04	•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
Voya U.S. Bond Index Portfolio
Class ADV
12-31-25	8.91	0.31	•	0.23	0.54	0.31	—	—	0.31	—	9.14	6.18	0.98	0.87	0.87	3.40	19,371	420
12-31-24	9.19	0.30	•	(0.26)	0.04	0.32	—	—	0.32	—	8.91	0.40	0.92	0.86	0.86	3.37	19,352	432
12-31-23	9.09	0.27	•	0.13	0.40	0.30	—	—	0.30	—	9.19	4.51	0.91	0.86	0.86	2.95	20,490	312
12-31-22	10.71	0.20	•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10	•	(0.35)	(0.25)	0.12	0.19	—	0.31	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
Class I
12-31-25	8.94	0.36	•	0.23	0.59	0.36	—	—	0.36	—	9.17	6.70	0.46	0.36	0.36	3.93	458,724	420
12-31-24	9.23	0.35	•	(0.28)	0.07	0.36	—	—	0.36	—	8.94	0.80	0.42	0.36	0.36	3.87	1,368,332	432
12-31-23	9.13	0.31	•	0.14	0.45	0.35	—	—	0.35	—	9.23	5.03	0.41	0.36	0.36	3.45	1,445,259	312
12-31-22	10.75	0.25	•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15	•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
Class S
12-31-25	8.92	0.33	•	0.28	0.61	0.34	—	—	0.34	—	9.19	6.91	0.69	0.61	0.61	3.68	9,381	420
12-31-24	9.20	0.33	•	(0.27)	0.06	0.34	—	—	0.34	—	8.92	0.65	0.67	0.61	0.61	3.63	184,564	432
12-31-23	9.10	0.29	•	0.13	0.42	0.32	—	—	0.32	—	9.20	4.77	0.66	0.61	0.61	3.20	131,424	312
12-31-22	10.72	0.22	•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13	•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
Class S2
12-31-25	8.92	0.32	•	0.23	0.55	0.32	—	—	0.32	—	9.15	6.29	0.88	0.77	0.77	3.50	1,274	420
12-31-24	9.20	0.31	•	(0.26)	0.05	0.33	—	—	0.33	—	8.92	0.50	0.82	0.76	0.76	3.47	938	432
12-31-23	9.10	0.28	•	0.13	0.41	0.31	—	—	0.31	—	9.20	4.62	0.81	0.76	0.76	3.06	928	312
12-31-22	10.72	0.21	•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11	•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The eight series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the year. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of December 31, 2025, there were no open OTC derivatives for any Portfolio.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

As of December 31, 2025, there were no forward foreign currency contracts entered into by any Portfolio.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios’ assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
International Index	$29,936,268	$—
Russell™ Large Cap Growth Index	3,646,573	—
Russell™ Large Cap Index	2,580,458	—
Russell™ Large Cap Value Index	817,475	—
Russell™ Mid Cap Growth Index	2,253,370	—
Russell™ Mid Cap Index	2,572,594	—
Russell™ Small Cap Index	9,494,407	—
U.S. Bond Index	115,763,464	31,323,186

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2025.

J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

As of December 31, 2025, there were no credit default swaps entered into by any Portfolio.

K. Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At December 31, 2025, there was no open delayed-delivery or when-issued transactions nor any cash collateral pledged or received by any Portfolio.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:

	Purchases	Sales
International Index	$39,004,837	$826,615,418
Russell™ Large Cap Growth Index	779,075,180	929,003,138
Russell™ Large Cap Index	102,204,686	140,997,410
Russell™ Large Cap Value Index	126,752,068	86,636,394
Russell™ Mid Cap Growth Index	420,483,320	1,446,494,500
Russell™ Mid Cap Index	224,390,716	674,508,452
Russell™ Small Cap Index	52,549,988	351,091,201
U.S. Bond Index	19,371,363	351,186,925

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$4,669,197,393	$5,382,092,852

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
International Index	0.48% on the first $500 million;
0.46% on the next $500 million;
0.44% on the next $500 million;
0.42% on the next $500 million;
and 0.40% thereafter
Russell™ Large Cap Growth Index	0.50% on the first $500 million;
0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion;
0.33% on the next $1 billion;
and 0.31% thereafter
Russell™ Large Cap Value Index	0.50% on the first $250 million;
0.40% on the next $250 million;
and 0.35% thereafter
Russell™ Mid Cap Growth Index	0.50% on the first $500 million;
0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion;
0.34% on the next $2 billion;
and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion;
0.41% on the next $1 billion;
and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million;
0.37% on the next $500 million;
0.35% on the next $1 billion;
0.33% on the next $2 billion;
0.31% on the next $2 billion;
and 0.29% thereafter

Pursuant to a side letter agreement for Russell™ Large Cap Growth Index, Russell™ Large Cap Value Index, and Russell™ Mid Cap Growth Index, Voya has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	International Index	10.03%
	Russell™ Large Cap Growth Index	23.68
	Russell™ Large Cap Value Index	23.40
	Russell™ Mid Cap Growth Index	20.18
Voya Index Solution 2030 Portfolio	U.S. Bond Index	7.17
Voya Index Solution 2035 Portfolio	U.S. Bond Index	19.50
Voya Index Solution 2040 Portfolio	U.S. Bond Index	5.41
Voya Index Solution Income Portfolio	U.S. Bond Index	10.24
Voya Institutional Trust Company	International Index	12.59
	Russell™ Large Cap Growth Index	30.60
	Russell™ Large Cap Index	31.26
	Russell™ Large Cap Value Index	31.57
	Russell™ Mid Cap Index	37.26
	Russell™ Small Cap Index	38.13
Voya Retirement Moderately Aggressive Portfolio	U.S. Bond Index	7.69
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.03
Voya Retirement Insurance and Annuity Company	International Index	26.90
	Russell™ Large Cap Growth Index	26.96
	Russell™ Large Cap Index	61.28
	Russell™ Large Cap Value Index	24.56
	Russell™ Mid Cap Growth Index	60.36

	Russell™ Mid Cap Index	52.72
	Russell™ Small Cap Index	55.60
	U.S. Bond Index	10.25
Voya Retirement Moderate Portfolio	U.S. Bond Index	10.10

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
International Index	$316,770
Russell™ Large Cap Growth Index	555,834
Russell™ Large Cap Index	530,187
Russell™ Large Cap Value Index	139,587
Russell™ Mid Cap Growth Index	55,103
Russell™ Mid Cap Index	688,410
Russell™ Small Cap Index	524,660
U.S. Bond Index	75,231

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 7 — OTHER TRANSACTIONS (continued)

adviser and/or common offices or trustees. For the year ended December 31, 2025, International Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index engaged in such transactions amounting to $401,198,679, $896,607,756, $131,144,927, and $209,495,703 of in-kind sales, resulting in a net realized gain of $218,249,948, $286,276,241, $66,725,214, and $84,066,543, respectively.

NOTE 8 — LICENSING FEE

The following Portfolios pay an annual licensing fee to the licensor listed below in order to obtain data and permissions necessary to achieve its principal investment strategy:

Portfolio	Licensor
International Index	MSCI Inc.
RussellTM Large Cap Growth Index, RussellTM Large Cap Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, RussellTM Mid Cap Index, and RussellTM Small Cap Index	Frank Russell Company

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Index	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Mid Cap Growth Index	N/A	0.43%	0.68%	0.83%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.88%	0.38%	0.63%	0.78%

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement, through May 1, 2026 for Russell™ Large Cap Growth Index and Russell™ Large Cap Value Index, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Effective January 1, 2025, pursuant to a new side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for Russell™ Small Cap Index to 0.93%, 0.43%, 0.68%, and 0.83% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits for U.S Bond Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser until May 1, 2026 recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — EXPENSE LIMITATION AGREEMENTS (continued)

fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of December 31, 2025, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser until May 1, 2026 and the related expiration dates are as follows:

	December 31,
	2026	2027	2028	Total
International Index	$1,153,098	$1,058,403	$842,076	$3,053,577

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser until May 1, 2026, and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
International Index
Class ADV	$120,833	$97,578	$82,507	$300,918
Class I	199,256	177,505	209,337	586,098
Class S	43,963	28,787	26,105	98,855
Class S2	645	481	828	1,954

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International Index	11	$8,991,909	5.33%
Russell™ Large Cap Growth Index	1	528,000	5.33
Russell™ Large Cap Index	5	1,151,000	5.33
Russell™ Mid Cap Growth Index	8	2,556,125	5.33
Russell™ Mid Cap Index	3	1,622,333	5.33

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International Index
Class ADV
12/31/2025	932,797	—	653,621	(29,267,548)	—	(27,681,130)	11,651,775	—	7,849,983	(382,874,834)	—	(363,373,076)
12/31/2024	1,842,800	—	849,026	(7,140,163)	—	(4,448,337)	20,523,356	—	9,568,522	(80,365,266)	—	(50,273,388)
Class I
12/31/2025	8,083,367	—	1,468,508	(36,645,374)	—	(27,093,499)	101,254,259	—	17,974,541	(470,067,747)	—	(350,838,947)
12/31/2024	14,879,376	—	1,681,286	(10,228,106)	—	6,332,556	169,155,620	—	19,301,161	(117,231,369)	—	71,225,412
Class S
12/31/2025	817,931	—	207,771	(8,095,798)	—	(7,070,096)	9,996,467	—	2,524,414	(106,831,634)	—	(94,310,753)
12/31/2024	557,733	—	266,980	(2,965,649)	—	(2,140,936)	6,342,012	—	3,043,573	(33,564,080)	—	(24,178,495)
Class S2
12/31/2025	47,136	—	4,050	(50,507)	—	679	592,745	—	49,121	(663,821)	—	(21,955)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International Index (continued)
Class S2
12/31/2024	42,301	—	4,168	(37,377)	—	9,092	475,107	—	47,477	(431,527)	—	91,057
Russell™ Large Cap Growth Index
Class ADV
12/31/2025	—	—	21	—	—	21	—	—	1,382	—	—	1,382
12/31/2024	—	—	6	—	—	6	—	—	436	—	—	436
Class I
12/31/2025	2,811,733	—	1,690,935	(4,716,943)	—	(214,275)	217,190,461	—	115,068,117	(370,654,003)	—	(38,395,425)
12/31/2024	2,050,535	—	503,395	(1,888,968)	—	664,962	153,106,980	—	34,396,947	(137,945,395)	—	49,558,532
Class S
12/31/2025	668,609	—	565,653	(589,341)	—	644,921	51,475,368	—	38,125,044	(46,008,608)	—	43,591,804
12/31/2024	608,547	—	508,795	(9,090,343)	—	(7,973,001)	42,658,237	—	34,516,631	(637,830,967)	—	(560,656,099)
Russell™ Large Cap Index
Class ADV
12/31/2025	499,248	—	199,749	(435,276)	—	263,721	21,379,571	—	7,512,553	(17,622,067)	—	11,270,057
12/31/2024	401,126	—	39,517	(823,632)	—	(382,989)	14,591,310	—	1,409,954	(30,943,096)	—	(14,941,832)
Class I
12/31/2025	1,052,721	—	682,581	(1,948,914)	—	(213,612)	46,078,862	—	26,388,604	(84,942,789)	—	(12,475,323)
12/31/2024	1,120,222	—	166,132	(1,780,367)	—	(494,013)	42,709,404	—	6,085,424	(68,073,992)	—	(19,279,164)
Class S
12/31/2025	84,856	—	67,258	(229,078)	—	(76,964)	3,597,261	—	2,577,346	(9,995,627)	—	(3,821,020)
12/31/2024	194,449	—	368,037	(44,428,021)	—	(43,865,535)	7,402,130	—	13,378,163	(1,674,279,715)	—	(1,653,499,422)
Class S2
12/31/2025	10,314	—	140	(76)	—	10,378	493,227	—	5,609	(3,467)	—	495,369
12/31/2024	1,142	—	9	(3,026)	—	(1,875)	43,126	—	339	(113,183)	—	(69,718)
Russell™ Large Cap Value Index
Class ADV
12/31/2025	—	—	72	—	—	72	—	—	1,675	—	—	1,675
12/31/2024	—	—	7	—	—	7	—	—	199	—	—	199
Class I
12/31/2025	1,803,108	—	1,503,409	(729,019)	—	2,577,498	58,913,993	—	35,826,240	(20,374,892)	—	74,365,341
12/31/2024	146,057	—	205,096	(3,139,163)	—	(2,788,010)	4,403,687	—	6,074,946	(93,186,603)	—	(82,707,970)
Class S
12/31/2025	413,261	—	1,221,858	(530,442)	—	1,104,677	11,697,681	—	29,349,032	(15,079,352)	—	25,967,361
12/31/2024	433,265	—	1,344,680	(37,808,257)	—	(36,030,312)	13,032,238	—	39,479,816	(1,152,549,630)	—	(1,100,037,576)
Russell™ Mid Cap Growth Index
Class I
12/31/2025	89,166	—	67,370	(74,764)	—	81,772	4,234,720	—	3,231,550	(3,681,879)	—	3,784,391
12/31/2024	62,408	—	1,982	(56,507)	—	7,883	2,769,056	—	81,551	(2,375,238)	—	475,369
Class S
12/31/2025	131,146	—	2,385,882	(21,644,753)	—	(19,127,725)	6,282,246	—	113,638,771	(1,026,801,665)	—	(906,880,648)
12/31/2024	302,590	—	37,219	(4,990,342)	—	(4,650,533)	13,145,828	—	1,522,627	(212,575,682)	—	(197,907,227)
Class S2
12/31/2025	2,061	—	6,066	(8,073)	—	54	99,845	—	286,419	(398,180)	—	(11,916)
12/31/2024	3,086	—	34	(4,927)	—	(1,807)	135,315	—	1,365	(215,117)	—	(78,437)
Russell™ Mid Cap Index
Class ADV
12/31/2025	1,019,556	—	2,483,103	(2,062,394)	—	1,440,265	10,203,510	—	22,447,255	(20,861,412)	—	11,789,353
12/31/2024	484,795	—	1,920,857	(2,600,749)	—	(195,097)	5,039,767	—	18,901,232	(27,316,735)	—	(3,375,736)
Class I
12/31/2025	5,904,195	—	7,645,553	(32,192,989)	—	(18,643,241)	62,737,936	—	75,232,243	(352,255,471)	—	(214,285,292)
12/31/2024	7,018,730	—	5,570,034	(12,782,743)	—	(193,979)	74,601,824	—	58,986,658	(144,920,082)	—	(11,331,600)
Class S
12/31/2025	505,701	—	2,194,900	(15,545,710)	—	(12,845,109)	5,479,799	—	21,049,092	(166,285,775)	—	(139,756,884)
12/31/2024	1,015,145	—	1,821,942	(3,976,584)	—	(1,139,497)	11,285,132	—	18,875,320	(43,715,423)	—	(13,554,971)
Class S2
12/31/2025	132,807	—	92,691	(190,034)	—	35,464	1,383,071	—	859,241	(2,016,956)	—	225,356
12/31/2024	130,163	—	84,014	(228,893)	—	(14,716)	1,411,971	—	845,179	(2,439,372)	—	(182,222)
Russell™ Small Cap Index
Class ADV
12/31/2025	576,630	—	1,230,462	(1,178,626)	—	628,466	7,169,522	—	13,030,588	(14,733,758)	—	5,466,352
12/31/2024	418,335	—	658,429	(1,237,011)	—	(160,247)	5,479,150	—	8,151,346	(16,482,831)	—	(2,852,335)

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Russell™ Small Cap Index (continued)
Class I
12/31/2025	1,785,649	—	2,120,549	(4,790,826)	—	(884,628)	23,660,214	—	23,750,151	(63,076,019)	—	(15,665,654)
12/31/2024	1,019,392	—	1,205,251	(4,359,813)	—	(2,135,170)	13,849,354	—	15,668,264	(60,938,691)	—	(31,421,073)
Class S
12/31/2025	410,240	—	2,540,042	(19,446,146)	—	(16,495,864)	5,196,195	—	28,092,870	(254,184,053)	—	(220,894,988)
12/31/2024	725,854	—	1,513,424	(4,033,366)	—	(1,794,088)	9,994,131	—	19,447,503	(55,200,111)	—	(25,758,477)
Class S2
12/31/2025	73,089	—	44,524	(126,906)	—	(9,293)	888,466	—	478,629	(1,613,947)	—	(246,852)
12/31/2024	72,993	—	29,638	(117,580)	—	(14,949)	981,475	—	371,359	(1,570,863)	—	(218,029)
U.S. Bond Index
Class ADV
12/31/2025	220,671	—	73,717	(346,503)	—	(52,115)	1,993,503	—	668,975	(3,131,039)	—	(468,561)
12/31/2024	188,411	—	76,270	(321,927)	—	(57,246)	1,703,293	—	688,874	(2,903,193)	—	(511,026)
Class I
12/31/2025	31,507,753	—	4,446,589	(138,917,389)	—	(102,963,047)	285,885,758	—	40,412,329	(1,269,616,803)	—	(943,318,716)
12/31/2024	63,314,450	—	6,227,720	(73,190,039)	—	(3,647,869)	574,800,470	—	56,451,837	(664,475,437)	—	(33,223,130)
Class S
12/31/2025	1,454,242	—	527,086	(21,654,959)	—	(19,673,631)	13,086,504	—	4,769,124	(198,773,656)	—	(180,918,028)
12/31/2024	8,681,659	—	652,720	(2,925,039)	—	6,409,340	78,496,570	—	5,909,607	(26,561,060)	—	57,845,117
Class S2
12/31/2025	54,560	—	3,804	(24,221)	—	34,143	495,889	—	34,575	(219,455)	—	311,009
12/31/2024	30,557	—	3,718	(29,983)	—	4,292	278,306	—	33,630	(269,913)	—	42,023

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — SECURITIES LENDING (continued)

International Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Financial Markets	$299,970	$(299,970)	$—
BNP Paribas Securities Corp.	41,980	(41,980)	—
BofA Securities Inc	111,230	(111,230)	—
Citigroup Global Markets Limited	3,405,881	(3,405,881)	—
Goldman, Sachs & Co. LLC	190,712	(190,712)	—
HSBC Bank PLC	4,498,264	(4,498,264)	—
JP Morgan Securities Plc.	543,776	(543,776)	—
Macquarie Bank Limited	57,074	(57,074)	—
Merrill Lynch International	350,740	(350,740)	—
Morgan Stanley & Co. International PLC	3,278,909	(3,278,909)	—
Morgan Stanley & Co. LLC	6,569,946	(6,569,946)	—
Nomura International PLC	438,895	(438,895)	—
Scotia Capital (USA) INC	174,577	(174,577)	—
Societe Generale	24,905	(24,905)	—
State Street Bank and Trust Company	4,165,804	(4,165,804)	—
TD Securities (USA) Inc.	1,099,709	(1,099,709)	—
UBS AG	215,005	(215,005)	—
Wells Fargo Securities LLC	550,530	(550,530)	—
Total	$26,017,907	$(26,017,907)	$—

(1)	Cash collateral with a fair value of $28,461,989 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$26,012	$(26,012)	$—
Barclays Capital Inc.	26,419	(26,419)	—
BNP Paribas Prime Brokerage Intl Ltd	20,848	(20,848)	—
BofA Securities Inc	1,095	(1,095)	—
Citigroup Global Markets Inc.	7,789	(7,789)	—
HSBC Bank PLC	13,654	(13,654)	—
Janney Montgomery Scott LLC	1,160	(1,160)	—
Morgan Stanley & Co. LLC	64	(64)	—
National Financial Services LLC	258,836	(258,836)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$186,573	$(186,573)	$—
Scotia Capital (USA) INC	115,851	(115,851)	—
SG Americas Securities, LLC	3,561	(3,561)	—
TD Securities (USA) Inc.	48,780	(48,780)	—
UBS AG	11,944	(11,944)	—
Wells Fargo Bank NA	90,514	(90,514)	—
Total	$813,100	$(813,100)	$—

(1)	Cash collateral with a fair value of $839,176 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$413,417	$(413,417)	$—
Barclays Capital Inc.	306,659	(306,659)	—
BNP Paribas Prime Brokerage Intl Ltd	304,507	(304,507)	—
BofA Securities Inc	1,143,149	(1,143,149)	—
Citadel Securities LLC	3,762	(3,762)	—
Citigroup Global Markets Inc.	97,774	(97,774)	—
Goldman, Sachs & Co. LLC	420,937	(420,937)	—
HSBC Bank PLC	250,372	(250,372)	—
J.P. Morgan Securities LLC	123,648	(123,648)	—
Janney Montgomery Scott LLC	199,891	(199,891)	—
Jefferies LLC	14,004	(14,004)	—
Morgan Stanley & Co. LLC	23,448	(23,448)	—
National Financial Services LLC	1,725,646	(1,725,646)	—
Natixis Securities America LLC	833,096	(833,096)	—
Scotia Capital (USA) INC	715,576	(715,576)	—
UBS AG	761,487	(761,487)	—
Wells Fargo Securities LLC	123,061	(123,061)	—
Total	$7,460,434	$(7,460,434)	$—

(1)	Cash collateral with a fair value of $7,654,785 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,411,506	$(1,411,506)	$—
BMO Capital Markets Corp	478,757	(478,757)	—

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$4,382,627	$(4,382,627)	$—
BNP Paribas Securities Corp.	652,100	(652,100)	—
BofA Securities Inc	4,312,005	(4,312,005)	—
Cantor Fitzgerald & Co	242	(242)	—
Citadel Clearing LLC	6,029,357	(6,029,357)	—
Citadel Securities LLC	3,337,553	(3,337,553)	—
Citigroup Global Markets Inc.	10,516,109	(10,516,109)	—
Goldman Sachs International	199,510	(199,510)	—
Goldman, Sachs & Co. LLC	694,994	(694,994)	—
HSBC Bank PLC	1,508,756	(1,508,756)	—
J.P. Morgan Securities LLC	1,415,420	(1,415,420)	—
Janney Montgomery Scott LLC	444,730	(444,730)	—
Jefferies LLC	210,455	(210,455)	—
Mizuho Securities USA LLC.	854,236	(854,236)	—
Morgan Stanley & Co. LLC	4,722,797	(4,722,797)	—
National Bank of Canada Financial Inc	526,524	(526,524)	—
National Financial Services LLC	7,362,965	(7,362,965)	—
Natixis Securities America LLC	576,211	(576,211)	—
RBC Capital Markets, LLC	268,994	(268,994)	—
Scotia Capital (USA) INC	798,498	(798,498)	—
SG Americas Securities, LLC	98,855	(98,855)	—
State Street Bank and Trust Company	4,454,803	(4,454,803)	—
TD Securities (USA) Inc.	370,828	(370,828)	—
UBS AG	844,807	(844,807)	—
Wells Fargo Bank NA	1,853,132	(1,853,132)	—
Wells Fargo Securities LLC	3,652,073	(3,652,073)	—
Total	$61,978,844	$(61,978,844)	$—

(1)	Cash collateral with a fair value of $63,496,027 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,041,235	$(1,041,235)	$—
Barclays Capital Inc.	172,787	(172,787)	—
BMO Capital Markets Corp	329,283	(329,283)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$605,901	$(605,901)	$—
BNP Paribas Prime Brokerage Intl Ltd	667,851	(667,851)	—
BofA Securities Inc	1,077,600	(1,077,600)	—
Canadian Imperial Bank of Commerce	329,391	(329,391)	—
CIBC World Markets Corp.	102,042	(102,042)	—
CIBC World Markets Inc.	25,689	(25,689)	—
Citadel Clearing LLC	21,230	(21,230)	—
Citigroup Global Markets Inc.	780,587	(780,587)	—
Daiwa Capital Markets America Inc.	100,757	(100,757)	—
Deutsche Bank Securities Inc.	961,015	(961,015)	—
Goldman, Sachs & Co. LLC	364,872	(364,872)	—
Mizuho Securities USA LLC.	71,232	(71,232)	—
Morgan Stanley & Co. LLC	742,583	(742,583)	—
MUFG Securities Americas Inc.	454,414	(454,414)	—
National Bank Financial Inc	495,988	(495,988)	—
Nomura Securities International, Inc.	150,620	(150,620)	—
Scotia Capital (USA) INC	364,495	(364,495)	—
State Street Bank and Trust Company	125,577	(125,577)	—
TD Securities (USA) Inc.	330,935	(330,935)	—
TD Securities Inc	29,285	(29,285)	—
The Bank of Nova Scotia	33,667	(33,667)	—
Truist Securities INC	82,072	(82,072)	—
US Bancorp Investments	108,007	(108,007)	—
Wells Fargo Bank NA	13,799	(13,799)	—
Wells Fargo Securities LLC	1,982,795	(1,982,795)	—
Total	$11,565,709	$(11,565,709)	$—

(1)	Cash collateral with a fair value of $11,924,616 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydown gains, spin-offs and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in Capital	Distributable Earnings
International Index(1)	$203,498,447	$(203,498,447)
Russell™ Large Cap Growth Index	19,322	(19,322)
Russell™ Large Cap Index	36,561	(36,561)
Russell™ Large Cap Value Index	(330)	330
Russell™ Mid Cap Growth Index(1)	276,089,469	(276,089,469)
Russell™ Mid Cap Index(1)	66,441,108	(66,441,108)
Russell™ Small Cap Index(1)	83,105,875	(83,105,875)
U.S. Bond Index	(237,732)	237,732

(1)	Amounts relate to in-kind sales.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
International Index	$28,398,059	$—	$—	$31,960,733	$—
Russell™ Large Cap Growth Index	6,982,709	146,211,834	—	33,176,414	35,737,600
Russell™ Large Cap Index	13,973,905	22,510,207	—	20,873,880	—
Russell™ Large Cap Value Index	21,199,688	43,977,259	—	45,554,961	—
Russell™ Mid Cap Growth Index	134,754	72,194,570	44,827,416	1,605,543	—
Russell™ Mid Cap Index	16,934,691	102,653,140	—	11,838,288	85,770,101
Russell™ Small Cap Index	9,161,633	56,190,605	—	6,117,582	37,520,890
U.S. Bond Index	46,139,936	—	—	63,083,948	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
International Index	$26,774,993	$—	$349,792,885	$(17,537,927)	Short-term	$335,327,756
				(23,702,195)	Long-term
				$(41,240,122)
Russell™ Large Cap Growth Index	27,639,712	238,503,248	1,154,750,791	—	—	1,420,893,751
Russell™ Large Cap Index	6,955,612	42,182,525	830,956,480	—	—	880,094,617
Russell™ Large Cap Value Index	5,937,623	5,700,352	128,200,461	—	—	139,838,436
Russell™ Mid Cap Growth Index	—	—	36,455,820	—	—	36,455,820
Russell™ Mid Cap Index	18,939,234	178,475,348	327,486,300	—	—	524,900,882
Russell™ Small Cap Index	5,319,127	43,014,591	166,236,783	—	—	214,570,501
U.S. Bond Index	2,841,582	—	(11,849,576)	(2,878,317)	Short-term	(337,636,665)
				(325,750,354)	Long-term
				$(328,628,671)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to December 31, 2025, the following Portfolio declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0261	January 30, 2026	Daily
Class I	$0.0301	January 30, 2026	Daily
Class S	$0.0282	January 30, 2026	Daily
Class S2	$0.0269	January 30, 2026	Daily

Reorganization: On November 13, 2025, the Board approved a proposal to reorganize Russell™ Mid Cap Growth Index (the “Merging Portfolio”) with and into Voya Russell™ Mid Cap Index Portfolio (the “Reorganization”), which is also included in this report. The proposed Reorganization is scheduled to take place on or about close of business July 10, 2026.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Australia: 6.8%
82,984	ANZ Group Holdings Ltd.	$2,006,360	0.3
36,284	APA Group	216,805	0.0
15,446	Aristocrat Leisure Ltd.	597,984	0.1
5,405 (1)	ASX Ltd.	185,080	0.0
141,306	BHP Group Ltd. - Class DI	4,278,223	0.7
38,022	Brambles Ltd.	580,610	0.1
10,511	CAR Group Ltd.	215,279	0.0
1,819	Cochlear Ltd.	315,814	0.1
37,308	Coles Group Ltd.	533,255	0.1
46,546	Commonwealth Bank of Australia	4,968,290	0.9
14,479	Computershare Ltd.	328,147	0.1
13,498	CSL Ltd.	1,553,374	0.3
56,493	Evolution Mining Ltd.	472,777	0.1
47,102 (1)	Fortescue Metals Group Ltd.	688,751	0.1
279,670	Glencore PLC	1,528,856	0.3
56,890	Goodman Group	1,170,695	0.2
65,788	Insurance Australia Group Ltd.	349,152	0.1
61,908	Lottery Corp. Ltd.	212,714	0.0
25,203 (1)(2)	Lynas Rare Earths Ltd.	206,701	0.0
10,072	Macquarie Group Ltd.	1,361,035	0.2
76,600	Medibank Pvt Ltd.	244,459	0.0
85,195	National Australia Bank Ltd.	2,395,413	0.4
37,747	Northern Star Resources Ltd.	664,260	0.1
47,917	Origin Energy Ltd.	365,920	0.1
1,599	Pro Medicus Ltd.	234,835	0.0
20,624	Qantas Airways Ltd.	142,485	0.0
42,000	QBE Insurance Group Ltd.	556,058	0.1
1,471	REA Group Ltd.	179,323	0.0
10,325	Rio Tinto Ltd.	1,007,265	0.2
31,392	Rio Tinto PLC	2,528,649	0.4
90,334	Santos Ltd.	371,020	0.1
144,874	Scentre Group	404,980	0.1
5,661	SGH Ltd.	174,722	0.0
144,526 (1)	Sigma Healthcare Ltd.	282,927	0.1
13,060	Sonic Healthcare Ltd.	196,645	0.0
125,265	South32 Ltd. - Class DI	296,516	0.1
67,395	Stockland	256,959	0.1
30,119	Suncorp Group Ltd.	353,571	0.1
110,833	Telstra Group Ltd.	359,606	0.1
86,457	Transurban Group	818,197	0.1
107,875 (1)	Vicinity Ltd.	183,658	0.0
9,520 (1)	Washington H Soul Pattinson & Co. Ltd.	235,557	0.0
31,563	Wesfarmers Ltd.	1,700,400	0.3
95,181 (1)	Westpac Banking Corp.	2,442,496	0.4
5,585	WiseTech Global Ltd.	253,920	0.1
52,812 (1)	Woodside Energy Group Ltd. (WDS)	823,479	0.1
33,978	Woolworths Group Ltd.	664,782	0.1
		39,908,004	6.8

	Austria: 0.3%
8,564	Erste Group Bank AG	1,026,903	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria (continued)
4,097	OMV AG	$227,987	0.1
3,661	Raiffeisen Bank International AG	163,122	0.0
1,894 (1)	Verbund AG	137,526	0.0
		1,555,538	0.3

	Belgium: 0.8%
4,150	Ageas SA	290,752	0.1
27,494	Anheuser-Busch InBev SA	1,764,591	0.3
598	D'ieteren Group	107,712	0.0
1,214	Elia Group SA	156,221	0.0
557	Financiere de Tubize SA	135,932	0.0
2,223	Groupe Bruxelles Lambert NV	197,679	0.0
6,388	KBC Group NV	831,947	0.2
11 (1)	Lotus Bakeries NV	101,251	0.0
459 (1)	Sofina SA	132,733	0.0
2,024 (1)	Syensqo SA	162,119	0.0
3,517	UCB SA	979,929	0.2
		4,860,866	0.8

	Brazil: 0.0%
4,606	Yara International ASA	188,487	0.0

	Chile: 0.1%
10,969	Antofagasta PLC	481,817	0.1

	China: 0.6%
103,417	BOC Hong Kong Holdings Ltd.	524,840	0.1
36,393	Prosus NV	2,253,415	0.4
38,000	SITC International Holdings Co. Ltd.	135,979	0.0
30,000	Wharf Holdings Ltd.	83,799	0.0
53,476	Wilmar International Ltd.	127,896	0.0
71,900	Yangzijiang Shipbuilding Holdings Ltd.	194,237	0.1
		3,320,166	0.6

	Denmark: 1.8%
2,615	Carlsberg AS - Class B	342,260	0.1
3,508	Coloplast A/S - Class B	300,759	0.1
18,580	Danske Bank A/S	927,816	0.2
2,677 (2)	Demant A/S	90,200	0.0
5,685 (1)	DSV A/S	1,431,805	0.2
1,696 (2)	Genmab A/S	525,733	0.1
89,579	Novo Nordisk A/S - Class B	4,543,311	0.8
9,801	Novozymes A/S - Class B	627,073	0.1
14,699 (2)(3)	Orsted AS	280,595	0.1
2,198	Pandora A/S	243,068	0.0
2,682	ROCKWOOL A/S - Class B	94,229	0.0
9,353	Tryg A/S	244,594	0.0
28,089	Vestas Wind Systems A/S	759,730	0.1
		10,411,173	1.8

	Finland: 1.1%
3,957	Elisa Oyj	175,357	0.0
12,479 (1)	Fortum Oyj	265,003	0.0
7,597	Kesko Oyj - Class B	171,421	0.0
9,454	Kone Oyj - Class B	669,748	0.1
18,446 (1)	Metso Oyj	320,945	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland (continued)
11,768 (1)	Neste Oyj	$266,229	0.1
147,375	Nokia Oyj	950,136	0.2
86,402	Nordea Bank Abp - SEK	1,625,434	0.3
3,028	Orion Oyj - Class B	225,912	0.0
67,344	Sampo Oyj - Class A	814,782	0.1
16,200 (1)	Stora Enso Oyj - Class R	202,267	0.0
14,679 (1)	UPM-Kymmene Oyj	424,361	0.1
13,990	Wartsila Oyj Abp	495,310	0.1
		6,606,905	1.1

	France: 8.8%
5,451	Accor SA	307,308	0.1
964	Aeroports de Paris	125,798	0.0
16,090	Air Liquide SA	3,024,176	0.5
16,528	Airbus SE	3,838,193	0.7
9,639 (2)	Alstom SA	284,369	0.1
1,714 (3)	Amundi SA	141,661	0.0
48,260	AXA SA	2,315,562	0.4
1,153	BioMerieux	149,192	0.0
27,964	BNP Paribas SA	2,645,588	0.5
19,556	Bollore SE	109,905	0.0
5,325	Bouygues SA	276,822	0.1
9,474 (1)	Bureau Veritas SA	301,394	0.1
4,291	Capgemini SE	712,512	0.1
16,385	Carrefour SA	273,393	0.1
12,493	Cie de Saint-Gobain	1,270,435	0.2
18,649	Cie Generale des Etablissements Michelin SCA	618,143	0.1
1,553	Covivio SA/France	103,089	0.0
29,688	Credit Agricole SA	611,212	0.1
18,005	Danone SA	1,624,033	0.3
545	Dassault Aviation SA	174,730	0.0
18,697	Dassault Systemes SE	522,361	0.1
6,673	Edenred	147,513	0.0
1,908	Eiffage SA	273,377	0.0
50,801 (1)	Engie SA	1,334,508	0.2
8,374	EssilorLuxottica SA	2,647,838	0.5
1,281	Gecina SA - Class C	121,660	0.0
8,414	Getlink SE	155,314	0.0
882	Hermes International	2,189,872	0.4
1,050	Ipsen SA	146,506	0.0
2,071	Kering SA	723,685	0.1
5,984	Klepierre SA	236,758	0.0
3,092	La Francaise des Jeux SAEM	85,589	0.0
7,295	Legrand SA	1,084,494	0.2
6,688	L'Oreal SA	2,871,262	0.5
6,956	LVMH Moet Hennessy Louis Vuitton SE	5,242,980	0.9
51,791	Orange SA	864,213	0.2
5,614 (1)	Pernod Ricard SA	480,706	0.1
6,367	Publicis Groupe SA	661,198	0.1
5,347	Renault SA	221,324	0.0
6,238	Rexel SA	244,667	0.0
10,016	Safran SA	3,488,740	0.6
813	Sartorius Stedim Biotech	199,690	0.0
19,661	Societe Generale SA	1,582,788	0.3
2,461 (1)	Sodexo SA	126,092	0.0
2,578	Thales SA	695,455	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
55,252	TotalEnergies SE	$3,602,316	0.6
3,387	Unibail-Rodamco-Westfield	368,325	0.1
17,514	Veolia Environnement SA	609,443	0.1
13,880	Vinci SA	1,952,679	0.3
		51,788,868	8.8

	Germany: 9.0%
4,756	Adidas AG	941,145	0.2
10,741	Allianz SE	4,966,389	0.9
24,825	BASF SE	1,306,255	0.2
27,326	Bayer AG	1,185,285	0.2
7,804	Bayerische Motoren Werke AG	846,229	0.2
2,708	Beiersdorf AG	297,385	0.1
3,414	Brenntag SE	198,162	0.0
20,390	Commerzbank AG	860,551	0.2
3,060	Continental AG	242,850	0.0
1,736	CTS Eventim AG & Co. KGaA	158,917	0.0
13,216	Daimler Truck Holding AG	572,418	0.1
51,480	Deutsche Bank AG	1,983,992	0.3
5,238	Deutsche Boerse AG	1,376,657	0.2
16,689	Deutsche Lufthansa AG	163,951	0.0
26,702	Deutsche Post AG, Reg	1,455,944	0.3
102,354	Deutsche Telekom AG, Reg	3,331,727	0.6
62,446	E.ON SE	1,182,409	0.2
7,129	Evonik Industries AG	111,256	0.0
6,121	Fresenius Medical Care AG & Co. KGaA	292,373	0.1
11,750	Fresenius SE & Co. KGaA	673,178	0.1
4,076	GEA Group AG	275,465	0.1
1,678	Hannover Rueck SE	522,162	0.1
3,723	Heidelberg Materials AG	965,213	0.2
2,891	Henkel AG & Co. KGaA	220,023	0.0
1,768	Hensoldt AG	151,428	0.0
432	Hochtief AG	169,120	0.0
36,324	Infineon Technologies AG	1,584,849	0.3
2,018	Knorr-Bremse AG	223,881	0.0
2,103	LEG Immobilien SE	153,384	0.0
20,087	Mercedes-Benz Group AG	1,392,471	0.2
3,595	Merck KGaA	513,089	0.1
1,497	MTU Aero Engines AG	620,548	0.1
3,634	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,391,483	0.4
1,607	Nemetschek SE	173,861	0.0
143	Rational AG	110,409	0.0
1,280	Rheinmetall AG	2,335,222	0.4
17,586	RWE AG	931,825	0.2
29,045	SAP SE	7,057,013	1.2
2,087 (3)	Scout24 SE	209,618	0.0
21,139	Siemens AG, Reg	5,920,532	1.0
21,562 (2)	Siemens Energy AG	3,024,899	0.5
9,413 (3)	Siemens Healthineers AG	493,407	0.1
3,694	Symrise AG	299,293	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
1,796	Talanx AG	$238,578	0.0
21,052	Vonovia SE	605,863	0.1
6,246 (2)(3)	Zalando SE	184,301	0.0
		52,915,010	9.0

	Hong Kong: 1.8%
292,299	AIA Group Ltd.	3,008,661	0.5
53,699	CK Asset Holdings Ltd.	271,550	0.1
17,902	CK Infrastructure Holdings Ltd.	132,658	0.0
45,865	CLP Holdings Ltd.	410,258	0.1
1,582 (2)	Futu Holdings Ltd., ADR	259,780	0.0
20,936	Hang Seng Bank Ltd.	413,017	0.1
41,059	Henderson Land Development Co. Ltd.	148,686	0.0
105,867	HKT Trust & HKT Ltd. - Stapled Security	156,763	0.0
312,181	Hong Kong & China Gas Co. Ltd.	281,424	0.1
33,488	Hong Kong Exchanges & Clearing Ltd.	1,752,138	0.3
30,433	Hongkong Land Holdings Ltd.	216,074	0.0
72,332	Link REIT	322,964	0.1
43,644 (1)	MTR Corp. Ltd.	167,153	0.0
38,845 (1)	Power Assets Holdings Ltd.	275,265	0.1
71,388	Prudential PLC	1,098,163	0.2
102,626	Sino Land Co. Ltd.	135,040	0.0
40,471	Sun Hung Kai Properties Ltd.	492,787	0.1
9,620 (1)	Swire Pacific Ltd. - Class A	77,550	0.0
40,500	Techtronic Industries Co. Ltd.	465,877	0.1
232,000 (3)	WH Group Ltd.	258,451	0.0
46,361	Wharf Real Estate Investment Co. Ltd.	146,528	0.0
		10,490,787	1.8

	Indonesia: 0.1%
4,504	Jardine Matheson Holdings Ltd.	307,365	0.1

	Ireland: 0.5%
4,908	AerCap Holdings NV	705,574	0.1
59,432	AIB Group PLC	635,348	0.1
26,546	Bank of Ireland Group PLC	507,700	0.1
4,512	Kerry Group PLC - Class A	412,318	0.1
4,288	Kingspan Group PLC	369,492	0.1
		2,630,432	0.5

	Israel: 0.9%
1,181	Azrieli Group Ltd.	133,897	0.0
34,769	Bank Hapoalim BM	786,373	0.1
41,546	Bank Leumi Le-Israel BM	915,578	0.2
2,389 (2)	Check Point Software Technologies Ltd.	443,303	0.1
774	Elbit Systems Ltd.	444,374	0.1
21,540	ICL Group Ltd.	123,862	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel (continued)
34,094	Israel Discount Bank Ltd. - Class A	$362,063	0.1
4,339	Mizrahi Tefahot Bank Ltd.	303,154	0.1
1,718 (2)	Nice Ltd.	194,198	0.0
816 (2)	Nova Ltd.	272,783	0.0
6,365	Phoenix Financial Ltd.	263,250	0.0
31,902 (2)	Teva Pharmaceutical Industries Ltd., ADR	995,661	0.2
1,549 (2)	Wix.com Ltd.	160,926	0.0
		5,399,422	0.9

	Italy: 3.2%
23,709	Assicurazioni Generali SpA	990,760	0.2
6,220	Banca Mediolanum SpA	141,234	0.0
54,890	Banca Monte dei Paschi di Siena SpA	584,424	0.1
31,608 (1)	Banco BPM SpA	479,965	0.1
40,989	BPER Banca	553,862	0.1
6,067	Coca-Cola HBC AG - Class DI	313,867	0.1
17,124 (1)	Davide Campari-Milano NV	110,626	0.0
226,221	Enel SpA	2,352,093	0.4
56,891 (1)	Eni SpA	1,078,431	0.2
3,506	Ferrari NV	1,302,878	0.2
17,011	FinecoBank Banca Fineco SpA	440,747	0.1
7,776 (1)(3)	Infrastrutture Wireless Italiane SpA	71,961	0.0
396,153	Intesa Sanpaolo SpA	2,737,456	0.5
11,257	Leonardo SpA	643,906	0.1
6,497	Moncler SpA	415,289	0.1
14,680 (1)(3)	Nexi SpA	72,356	0.0
12,715 (3)	Poste Italiane SpA	319,196	0.1
7,831	Prysmian SpA	781,199	0.1
3,199	Recordati Industria Chimica e Farmaceutica SpA	181,603	0.0
23,474	Ryanair Holdings PLC	809,326	0.1
56,088	Snam SpA	372,697	0.1
319,780 (2)	Telecom Italia SpA/Milano	192,109	0.0
39,134	Terna - Rete Elettrica Nazionale	416,335	0.1
38,993	UniCredit SpA	3,229,658	0.5
9,978	Unipol Gruppo SpA	239,388	0.0
		18,831,366	3.2

	Ivory Coast: 0.1%
5,374	Endeavour Mining PLC	280,777	0.1

	Japan: 21.5%
21,300	Advantest Corp.	2,693,341	0.5
62,040	Aeon Co. Ltd.	980,053	0.2
5,421 (1)	AGC, Inc.	179,781	0.0
13,733	Aisin Corp.	257,305	0.1
25,256	Ajinomoto Co., Inc.	533,912	0.1
4,489	ANA Holdings, Inc.	85,254	0.0
42,274 (1)	Asahi Group Holdings Ltd.	443,108	0.1
36,053	Asahi Kasei Corp.	320,466	0.1
19,500	Asics Corp.	468,126	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
50,420	Astellas Pharma, Inc.	$671,066	0.1
16,279	Bandai Namco Holdings, Inc.	433,283	0.1
31,686 (1)	Bridgestone Corp.	712,912	0.1
24,193 (1)	Canon, Inc.	715,837	0.1
9,700	Capcom Co. Ltd.	225,322	0.0
21,540	Central Japan Railway Co.	596,658	0.1
15,666	Chiba Bank Ltd.	174,838	0.0
19,042	Chubu Electric Power Co., Inc.	293,371	0.1
18,718	Chugai Pharmaceutical Co. Ltd.	981,976	0.2
28,709	Concordia Financial Group Ltd.	237,338	0.0
11,048	Dai Nippon Printing Co. Ltd.	190,180	0.0
9,000	Daifuku Co. Ltd.	283,281	0.1
97,832	Dai-ichi Life Holdings, Inc.	813,040	0.1
50,079	Daiichi Sankyo Co. Ltd.	1,063,405	0.2
7,298	Daikin Industries Ltd.	933,355	0.2
8,105	Daito Trust Construction Co. Ltd.	154,335	0.0
15,654	Daiwa House Industry Co. Ltd.	520,007	0.1
37,121	Daiwa Securities Group, Inc.	325,321	0.1
48,668	Denso Corp.	672,208	0.1
2,600	Disco Corp.	792,122	0.1
26,899	East Japan Railway Co.	708,974	0.1
12,900	Ebara Corp.	304,050	0.1
7,379	Eisai Co. Ltd.	219,089	0.0
75,364	ENEOS Holdings, Inc.	533,208	0.1
25,965	FANUC Corp.	1,010,448	0.2
5,326	Fast Retailing Co. Ltd.	1,931,145	0.3
3,923	Fuji Electric Co. Ltd.	297,501	0.1
31,180	FUJIFILM Holdings Corp.	661,590	0.1
7,000	Fujikura Ltd.	776,268	0.1
49,030	Fujitsu Ltd.	1,347,487	0.2
6,757	Hankyu Hanshin Holdings, Inc.	169,943	0.0
500	Hikari Tsushin, Inc.	140,099	0.0
127,355	Hitachi Ltd.	3,994,053	0.7
102,826	Honda Motor Co. Ltd.	1,009,204	0.2
9,537	Hoya Corp.	1,446,473	0.3
12,864 (1)	Hulic Co. Ltd.	140,747	0.0
21,575	Idemitsu Kosan Co. Ltd.	163,350	0.0
28,700	IHI Corp.	504,563	0.1
24,516	Inpex Corp.	490,333	0.1
14,868	Isuzu Motors Ltd.	232,047	0.0
165,080	ITOCHU Corp.	2,086,085	0.4
4,078 (1)	Japan Airlines Co. Ltd.	75,630	0.0
27,628	Japan Exchange Group, Inc.	294,889	0.1
49,800	Japan Post Bank Co. Ltd.	701,038	0.1
49,700	Japan Post Holdings Co. Ltd.	524,405	0.1
5,200	Japan Post Insurance Co. Ltd.	156,383	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
33,402 (1)	Japan Tobacco, Inc.	$1,200,545	0.2
16,102	JFE Holdings, Inc.	205,283	0.0
15,500	JX Advanced Metals Corp.	193,767	0.0
11,754	Kajima Corp.	438,277	0.1
26,462	Kansai Electric Power Co., Inc.	415,578	0.1
12,975	Kao Corp.	517,852	0.1
4,200	Kawasaki Heavy Industries Ltd.	278,529	0.1
9,800 (1)	Kawasaki Kisen Kaisha Ltd.	136,418	0.0
81,502	KDDI Corp.	1,410,612	0.2
5,388	Keyence Corp.	1,948,974	0.3
18,970	Kikkoman Corp.	172,259	0.0
5,300 (2)	Kioxia Holdings Corp.	352,742	0.1
21,656 (1)	Kirin Holdings Co. Ltd.	324,169	0.1
4,200	Kobe Bussan Co. Ltd.	101,097	0.0
26,483	Komatsu Ltd.	840,371	0.1
2,766	Konami Group Corp.	375,643	0.1
27,222 (1)	Kubota Corp.	385,754	0.1
35,776	Kyocera Corp.	501,533	0.1
6,614 (1)	Kyowa Kirin Co. Ltd.	106,450	0.0
2,200 (1)	Lasertec Corp.	419,194	0.1
12,300	M3, Inc.	165,470	0.0
6,308	Makita Corp.	191,189	0.0
39,256	Marubeni Corp.	1,093,280	0.2
9,200	MatsukiyoCocokara & Co.	159,285	0.0
10,100	MINEBEA MITSUMI, Inc.	203,228	0.0
35,648	Mitsubishi Chemical Group Corp.	208,670	0.0
89,579	Mitsubishi Corp.	2,048,912	0.4
52,961	Mitsubishi Electric Corp.	1,544,176	0.3
29,627	Mitsubishi Estate Co. Ltd.	719,792	0.1
24,576	Mitsubishi HC Capital, Inc.	205,584	0.0
89,190	Mitsubishi Heavy Industries Ltd.	2,177,345	0.4
318,906	Mitsubishi UFJ Financial Group, Inc.	5,061,381	0.9
68,702	Mitsui & Co. Ltd.	2,040,267	0.4
73,557	Mitsui Fudosan Co. Ltd.	835,922	0.1
9,600 (1)	Mitsui OSK Lines Ltd.	288,618	0.1
69,206	Mizuho Financial Group, Inc.	2,525,643	0.4
7,000	MonotaRO Co. Ltd.	111,462	0.0
35,862	MS&AD Insurance Group Holdings, Inc.	841,933	0.2
46,432	Murata Manufacturing Co. Ltd.	959,655	0.2
36,100	NEC Corp.	1,221,462	0.2
10,300	Nexon Co. Ltd.	251,593	0.0
23,268	NIDEC Corp.	315,933	0.1
30,640	Nintendo Co. Ltd.	2,068,646	0.4
217 (1)	Nippon Building Fund, Inc.	197,781	0.0
26,385	Nippon Paint Holdings Co. Ltd.	176,667	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
4,825	Nippon Sanso Holdings Corp.	$144,142	0.0
134,900	Nippon Steel Corp.	552,018	0.1
831,200	Nippon Telegraph & Telephone Corp.	839,089	0.1
11,509 (1)	Nippon Yusen KK	372,795	0.1
61,992 (1)(2)	Nissan Motor Co. Ltd.	154,046	0.0
11,130	Nitori Holdings Co. Ltd.	194,265	0.0
18,910	Nitto Denko Corp.	450,242	0.1
83,626	Nomura Holdings, Inc.	696,644	0.1
10,568	Nomura Research Institute Ltd.	402,161	0.1
17,715	Obayashi Corp.	370,738	0.1
9,000	Obic Co. Ltd.	282,498	0.1
31,728	Olympus Corp.	402,287	0.1
1,100	Oracle Corp. Japan	92,454	0.0
30,100 (1)	Oriental Land Co. Ltd./ Japan	556,850	0.1
32,363	ORIX Corp.	946,530	0.2
9,965	Osaka Gas Co. Ltd.	346,253	0.1
6,344	Otsuka Corp.	130,722	0.0
12,046	Otsuka Holdings Co. Ltd.	681,312	0.1
53,040	Pan Pacific International Holdings Corp.	315,954	0.1
64,931	Panasonic Holdings Corp.	841,768	0.1
42,170 (2)	Rakuten Group, Inc.	270,224	0.1
39,100	Recruit Holdings Co. Ltd.	2,197,091	0.4
49,400	Renesas Electronics Corp.	676,625	0.1
57,813	Resona Holdings, Inc.	550,248	0.1
14,100	Ryohin Keikaku Co. Ltd.	248,970	0.0
5,000	Sanrio Co. Ltd.	156,451	0.0
15,740	SBI Holdings, Inc.	339,197	0.1
2,200	SCREEN Holdings Co. Ltd.	214,290	0.0
11,012	Secom Co. Ltd.	391,303	0.1
5,800	Seibu Holdings, Inc.	159,364	0.0
10,519	Sekisui Chemical Co. Ltd.	176,901	0.0
16,685 (1)	Sekisui House Ltd.	372,297	0.1
58,013	Seven & i Holdings Co. Ltd.	833,474	0.1
8,100 (1)	SG Holdings Co. Ltd.	74,128	0.0
6,572	Shimadzu Corp.	174,957	0.0
2,055	Shimano, Inc.	214,893	0.0
46,945	Shin-Etsu Chemical Co. Ltd.	1,458,166	0.3
21,096	Shionogi & Co. Ltd.	381,834	0.1
11,162 (1)	Shiseido Co. Ltd.	162,440	0.0
1,636	SMC Corp.	566,057	0.1
797,800	SoftBank Corp.	1,095,346	0.2
106,368	SoftBank Group Corp.	2,983,977	0.5
24,739	Sompo Holdings, Inc.	839,697	0.1
171,150 (2)	Sony Financial Group, Inc.	181,377	0.0
171,050	Sony Group Corp.	4,387,602	0.8
16,335	Subaru Corp.	351,713	0.1
30,355	Sumitomo Corp.	1,050,663	0.2
19,933	Sumitomo Electric Industries Ltd.	802,847	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
6,880	Sumitomo Metal Mining Co. Ltd.	$275,500	0.1
101,953	Sumitomo Mitsui Financial Group, Inc.	3,278,953	0.6
17,670	Sumitomo Mitsui Trust Holdings, Inc.	538,491	0.1
16,992	Sumitomo Realty & Development Co. Ltd.	426,600	0.1
3,934 (1)	Suntory Beverage & Food Ltd.	118,309	0.0
43,776	Suzuki Motor Corp.	654,691	0.1
14,114	Sysmex Corp.	138,602	0.0
12,811	T&D Holdings, Inc.	295,718	0.1
4,061	Taisei Corp.	384,865	0.1
44,322	Takeda Pharmaceutical Co. Ltd.	1,376,875	0.2
54,180	TDK Corp.	766,525	0.1
37,156	Terumo Corp.	540,069	0.1
5,900 (1)	TIS, Inc.	198,214	0.0
2,900	Toho Co. Ltd./Tokyo	147,740	0.0
51,064	Tokio Marine Holdings, Inc.	1,887,637	0.3
12,495	Tokyo Electron Ltd.	2,782,979	0.5
8,772	Tokyo Gas Co. Ltd.	347,761	0.1
8,200 (1)	Tokyo Metro Co. Ltd.	83,471	0.0
13,994	Tokyu Corp.	163,541	0.0
6,616	TOPPAN Holdings, Inc.	196,672	0.0
38,603	Toray Industries, Inc.	251,683	0.0
4,505 (1)	Toyota Industries Corp.	510,716	0.1
263,490	Toyota Motor Corp.	5,659,000	1.0
19,262	Toyota Tsusho Corp.	649,499	0.1
3,553 (1)(2)	Trend Micro, Inc./Japan	147,564	0.0
7,300	Tsuruha Holdings, Inc.	134,125	0.0
31,134	Unicharm Corp.	177,892	0.0
11,442	West Japan Railway Co.	227,984	0.0
25,512 (1)	Yamaha Motor Co. Ltd.	189,204	0.0
6,373	Yokogawa Electric Corp.	204,386	0.0
77,344	Z Holdings Corp.	205,808	0.0
2,700	Zensho Holdings Co. Ltd.	154,719	0.0
12,500	ZOZO, Inc.	103,085	0.0
		125,912,922	21.5

	Luxembourg: 0.2%
13,047	ArcelorMittal SA	599,111	0.1
5,914 (3)	CVC Capital Partners PLC	99,045	0.0
3,294	Eurofins Scientific SE	240,885	0.1
		939,041	0.2

	Macao: 0.1%
55,159	Galaxy Entertainment Group Ltd.	271,979	0.1
67,602	Sands China Ltd.	170,521	0.0
		442,500	0.1

	Mexico: 0.1%
6,149	Fresnillo PLC	274,186	0.1

	Netherlands: 4.4%
16,220 (3)	ABN AMRO Bank NV	566,708	0.1
702 (2)(3)	Adyen NV	1,132,026	0.2
4,751	Akzo Nobel NV	330,577	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
1,713 (2)	Argenx SE	$1,444,989	0.3
1,304	ASM International, N.V.	789,435	0.1
10,799	ASML Holding NV	11,636,127	2.0
4,363	ASR Nederland NV	310,431	0.1
2,032	BE Semiconductor Industries NV	317,674	0.1
2,119 (3)	Euronext NV	318,311	0.1
2,601	EXOR NV	220,940	0.0
3,606	Heineken Holding NV	264,056	0.0
8,011	Heineken NV	660,962	0.1
1,645 (1)	IMCD NV	149,304	0.0
84,041	ING Groep NV	2,362,241	0.4
4,753	JDE Peet's NV	177,752	0.0
24,955	Koninklijke Ahold Delhaize NV	1,023,326	0.2
108,167	Koninklijke KPN NV	505,433	0.1
21,427	Koninklijke Philips, N.V.	583,439	0.1
8,665 (1)(2)	Magnum Ice Cream Co. NV	138,653	0.0
4,973 (2)	Magnum Ice Cream Co. NV	78,931	0.0
5,902 (1)(2)	Nebius Group NV - Class A	494,027	0.1
7,482	NN Group NV	577,195	0.1
3,019 (1)	Randstad NV	114,616	0.0
30,609	Universal Music Group NV	797,971	0.1
6,469	Wolters Kluwer NV	670,036	0.1
		25,665,160	4.4

	New Zealand: 0.2%
46,953	Auckland International Airport Ltd.	225,187	0.0
23,294	Contact Energy Ltd.	123,921	0.0
16,307	Fisher & Paykel Healthcare Corp. Ltd.	354,302	0.1
25,884	Infratil Ltd.	165,170	0.0
36,374	Meridian Energy Ltd.	117,481	0.0
4,579 (2)	Xero Ltd.	346,878	0.1
		1,332,939	0.2

	Norway: 0.5%
8,790	Aker BP ASA	223,672	0.0
24,659	DNB Bank ASA	687,019	0.1
21,335	Equinor ASA	503,118	0.1
5,564	Gjensidige Forsikring ASA	166,299	0.0
12,233	Kongsberg Gruppen ASA	313,474	0.1
12,945	Mowi ASA	311,391	0.1
38,521	Norsk Hydro ASA	297,350	0.1
19,498	Orkla ASA	217,124	0.0
1,860	Salmar ASA	113,680	0.0
17,127	Telenor ASA	249,103	0.0
		3,082,230	0.5

	Poland: 0.0%
6,954 (1)(2)	InPost SA	85,456	0.0

	Portugal: 0.2%
210,251	Banco Comercial Portugues SA - Class R	221,322	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal (continued)
87,281	EDP - Energias de Portugal SA	$401,997	0.1
11,606	Galp Energia SGPS SA	199,859	0.0
7,877	Jeronimo Martins SGPS SA	187,444	0.0
		1,010,622	0.2

	Singapore: 1.7%
108,937	CapitaLand Ascendas REIT	239,506	0.0
169,384	CapitaLand Integrated Commercial Trust	314,384	0.1
65,196 (1)	CapitaLand Investment Ltd./Singapore	137,207	0.0
59,202	DBS Group Holdings Ltd.	2,593,323	0.4
65,997 (2)	Grab Holdings Ltd. - Class A	329,325	0.1
40,604	Keppel Corp. Ltd.	326,443	0.1
94,222	Oversea-Chinese Banking Corp. Ltd.	1,447,554	0.2
10,641 (2)	Sea Ltd., ADR	1,357,472	0.2
24,900 (1)	Sembcorp Industries Ltd.	116,398	0.0
43,600 (1)	Singapore Airlines Ltd.	216,473	0.0
23,851	Singapore Exchange Ltd.	313,973	0.1
43,506 (1)	Singapore Technologies Engineering Ltd.	284,272	0.1
206,750	Singapore Telecommunications Ltd.	731,481	0.1
18,838	STMicroelectronics NV	492,333	0.1
34,856	United Overseas Bank Ltd.	949,322	0.2
		9,849,466	1.7

	South Africa: 0.2%
31,129	Anglo American PLC	1,287,569	0.2

	South Korea: 0.0%
5,345 (2)(3)	Delivery Hero SE	140,894	0.0

	Spain: 3.6%
687 (1)	Acciona SA	149,518	0.0
4,913	ACS Actividades de Construccion y Servicios SA	487,690	0.1
20,861 (3)	Aena SME SA	582,874	0.1
12,531 (1)	Amadeus IT Group SA	927,431	0.2
160,300	Banco Bilbao Vizcaya Argentaria SA	3,760,188	0.6
139,733 (1)	Banco de Sabadell SA	550,666	0.1
414,020	Banco Santander SA	4,873,213	0.8
18,751	Bankinter SA	310,801	0.1
108,393	CaixaBank SA	1,325,225	0.2
13,755 (3)	Cellnex Telecom SA	442,933	0.1
8,770 (1)	EDP Renovaveis SA	123,852	0.0
8,835	Endesa SA	318,028	0.1
8,297 (1)	Grifols SA	103,710	0.0
176,540	Iberdrola SA	3,822,686	0.7
30,341	Industria de Diseno Textil SA	2,001,432	0.3
25,704 (1)	Mapfre SA	128,987	0.0
6,745	Naturgy Energy Group SA	205,374	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain (continued)
11,287	Red Electrica Corp. SA	$201,210	0.0
31,394	Repsol SA	585,762	0.1
102,512 (1)	Telefonica SA	420,806	0.1
		21,322,386	3.6
	Sweden: 3.1%
7,230	AddTech AB - Class B	254,631	0.1
8,048	Alfa Laval AB	403,538	0.1
27,878	Assa Abloy AB - Class B	1,076,951	0.2
74,710	Atlas Copco AB - Class A	1,330,031	0.2
43,415	Atlas Copco AB - Class B	694,063	0.1
11,378 (1)	Beijer Ref AB	182,592	0.0
7,906 (2)	Boliden AB	437,963	0.1
18,330	Epiroc AB - Class A	413,193	0.1
10,847	Epiroc AB - Class B	218,226	0.0
13,740 (1)	EQT AB	536,767	0.1
16,755	Essity AB - Class B	481,729	0.1
3,698 (1)(3)	Evolution AB	251,100	0.1
19,971 (1)(2)	Fastighets AB Balder	147,412	0.0
13,731 (1)	H & M Hennes & Mauritz AB - Class B	275,223	0.1
57,748	Hexagon AB - Class B	680,197	0.1
1,958 (1)	Holmen AB - Class B	75,106	0.0
3,297	Industrivarden AB - Class A	147,700	0.0
4,336 (1)	Industrivarden AB - Class C	194,093	0.0
7,600	Indutrade AB	196,998	0.0
4,119	Investment AB Latour - Class B	100,070	0.0
50,690	Investor AB - Class B	1,806,368	0.3
2,115	L E Lundbergforetagen AB - Class B	116,772	0.0
6,484 (1)	Lifco AB - Class B	245,736	0.0
42,152 (1)	Nibe Industrier AB - Class B	161,121	0.0
8,910 (1)	Saab AB - Class B	516,960	0.1
6,113 (1)	Sagax AB - Class B	130,745	0.0
29,656	Sandvik AB	957,921	0.2
13,680 (1)	Securitas AB - Class B	217,555	0.0
42,108	Skandinaviska Enskilda Banken AB - Class A	887,792	0.2
9,465	Skanska AB - Class B	257,905	0.1
9,489 (1)	SKF AB - Class B	251,163	0.1
16,898 (1)	Svenska Cellulosa AB SCA - Class B	224,099	0.0
40,569	Svenska Handelsbanken AB - Class A	587,745	0.1
23,615	Swedbank AB - Class A	819,324	0.1
5,446 (2)	Swedish Orphan Biovitrum AB	195,441	0.0
15,227	Tele2 AB - Class B	255,153	0.1
77,842	Telefonaktiebolaget LM Ericsson - Class B	757,561	0.1
65,621	Telia Co. AB	280,462	0.1
5,642	Trelleborg AB - Class B	238,496	0.0
44,188 (1)	Volvo AB - Class B	1,406,267	0.2
		18,412,169	3.1

	Switzerland: 4.8%
43,594	ABB Ltd., Reg	3,213,643	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
839 (1)	Banque Cantonale Vaudoise	$106,066	0.0
100 (1)	Barry Callebaut AG	163,491	0.0
274	Belimo Holding AG	267,715	0.0
588	BKW AG	124,721	0.0
3	Chocoladefabriken Lindt & Spruengli AG	439,968	0.1
26	Chocoladefabriken Lindt & Spruengli AG - Class PC	379,909	0.1
14,953	Cie Financiere Richemont SA	3,224,630	0.6
4,805	DSM-Firmenich AG	387,618	0.1
2,445	Dufry AG, Reg	144,206	0.0
196	EMS-Chemie Holding AG	135,207	0.0
4,303	Galderma Group AG	876,232	0.2
944	Geberit AG, Reg	733,132	0.1
257 (1)	Givaudan SA, Reg	1,016,756	0.2
2,193	Helvetia Holding AG	576,788	0.1
5,730	Julius Baer Group Ltd.	447,690	0.1
1,344	Kuehne + Nagel International AG	288,228	0.0
4,231	Logitech International SA	429,523	0.1
1,954	Lonza Group AG	1,317,426	0.2
632	Partners Group Holding AG	775,452	0.1
11,627	Sandoz Group AG	844,192	0.1
1,133	Schindler Holding AG	426,082	0.1
654	Schindler Holding AG (SCHN)	231,412	0.0
4,605	SGS SA	528,229	0.1
4,241	Sika AG, Reg	861,031	0.1
1,410	Sonova Holding AG, Reg	364,720	0.1
3,105	Straumann Holding AG	362,676	0.1
805 (1)	Swatch Group AG - Class BR	169,256	0.0
794	Swiss Life Holding AG	914,565	0.2
2,232	Swiss Prime Site AG	346,558	0.1
721 (1)	Swisscom AG, Reg	523,704	0.1
88,296	UBS Group AG	4,077,033	0.7
752 (3)	VAT Group AG	361,035	0.1
4,071	Zurich Insurance Group AG	3,080,537	0.5
		28,139,431	4.8

	United Arab Emirates: —%
19,351 (2)(4)	NMC Health PLC	—	—

	United Kingdom: 11.0%
27,636	3i Group PLC	1,211,802	0.2
7,242	Admiral Group PLC	309,796	0.1
11,729	Ashtead Group PLC	799,671	0.1
8,987	Associated British Foods PLC	256,698	0.0
43,144	AstraZeneca PLC	7,984,171	1.4
24,265 (3)	Auto Trader Group PLC	191,435	0.0
85,028	Aviva PLC	781,823	0.1
83,604	BAE Systems PLC	1,924,144	0.3
388,475	Barclays PLC	2,486,669	0.4
38,046	Barratt Developments PLC	195,449	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
60,822	British American Tobacco PLC	$3,448,026	0.6
166,331	BT Group PLC	412,074	0.1
9,114	Bunzl PLC	254,498	0.0
131,325	Centrica PLC	299,428	0.1
74,699	CK Hutchison Holdings Ltd.	507,838	0.1
5,782	Coca-Cola Europacific Partners PLC	526,241	0.1
47,213	Compass Group PLC	1,495,941	0.3
2,373	DCC PLC	147,834	0.0
61,896	Diageo PLC	1,333,725	0.2
16,899	Entain PLC	173,708	0.0
10,560	Halma PLC	501,227	0.1
4,629	Hikma Pharmaceuticals PLC	96,500	0.0
478,946	HSBC Holdings PLC	7,536,639	1.3
21,293	Imperial Brands PLC	894,094	0.2
36,010	Informa PLC	427,265	0.1
4,028	InterContinental Hotels Group PLC	566,048	0.1
32,880	International Consolidated Airlines Group SA - Class DI	182,563	0.0
4,296	Intertek Group PLC	266,422	0.0
47,963 (1)	J Sainsbury PLC	210,117	0.0
70,557	JD Sports Fashion PLC	79,975	0.0
48,821	Kingfisher PLC	205,514	0.0
19,684	Land Securities Group PLC	164,589	0.0
158,515	Legal & General Group PLC	557,907	0.1
1,647,139	Lloyds Banking Group PLC	2,178,685	0.4
12,999	London Stock Exchange Group PLC	1,563,625	0.3
63,545	M&G PLC	244,635	0.0
57,197	Marks & Spencer Group PLC	254,528	0.0
35,370	Melrose Industries PLC	278,960	0.1
138,038	National Grid PLC	2,117,286	0.4
223,554	NatWest Group PLC	1,961,072	0.3
3,247	Next PLC	597,771	0.1
16,039	Pearson PLC	226,775	0.0
19,541	Phoenix Group Holdings PLC	193,452	0.0
18,783	Reckitt Benckiser Group PLC	1,519,903	0.3
50,779	RELX PLC - GBP	2,045,717	0.4
70,260	Rentokil Initial PLC	419,204	0.1
234,161	Rolls-Royce Holdings PLC	3,621,453	0.6
26,921	Sage Group PLC	391,551	0.1
20,160	Schroders PLC	110,204	0.0
35,764	Segro PLC	346,485	0.1
7,529	Severn Trent PLC	282,721	0.1
22,429	Smith & Nephew PLC	373,014	0.1
9,081	Smiths Group PLC	287,233	0.1
2,048	Spirax-Sarco Engineering PLC	187,180	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
33,550	SSE PLC	$983,612	0.2
54,144	Standard Chartered PLC	1,321,133	0.2
180,848	Tesco PLC	1,075,468	0.2
60,616	Unilever PLC	3,964,032	0.7
18,966	United Utilities Group PLC	304,715	0.1
532,828	Vodafone Group PLC	710,262	0.1
4,865	Whitbread PLC	166,748	0.0
18,531 (2)	Wise PLC - Class A	222,001	0.0
		64,379,256	11.0

	United States: 9.2%
36,777	Aegon Ltd.	285,989	0.1
13,899	Alcon, Inc.	1,099,802	0.2
82	AP Moller - Maersk A/S - Class A	188,088	0.0
110 (1)	AP Moller - Maersk A/S - Class B	252,401	0.1
437,731	BP PLC	2,552,822	0.4
2,144	Buzzi Unicem SpA	129,607	0.0
1,404 (2)	CyberArk Software Ltd.	626,268	0.1
25,558	Experian PLC	1,152,319	0.2
14,411	Ferrovial SE	933,698	0.2
113,088	GSK PLC	2,772,593	0.5
247,794	Haleon PLC	1,252,193	0.2
14,191	Holcim AG	1,381,498	0.2
1,201 (2)	Monday.com Ltd.	177,219	0.0
71,664	Nestle SA	7,113,306	1.2
52,880	Novartis AG, Reg	7,286,652	1.3
5,971	QIAGEN NV	271,542	0.1
19,542	Roche Holding AG	8,070,265	1.4
891	Roche Holding AG - Class BR	376,257	0.1
30,734	Sanofi	2,973,671	0.5
15,250	Schneider Electric SE	4,172,018	0.7
161,155	Shell PLC	5,938,903	1.0
4,350 (2)	Spotify Technology SA	2,526,088	0.4
56,083	Stellantis NV (STLAP)	610,744	0.1
8,310	Swiss Re AG	1,384,360	0.2
10,436	Tenaris SA	201,371	0.0
		53,729,674	9.2
	Total Common Stock (Cost $191,260,370)	565,982,884	96.7

PREFERRED STOCK: 0.3%
	Germany: 0.3%
1,521	Bayerische Motoren Werke AG	162,078	0.0
3,168 (1)(3)	Dr Ing hc F Porsche AG	168,735	0.0
4,460	Henkel AG & Co. KGaA	363,868	0.1
4,260	Porsche Automobil Holding SE	198,752	0.0
729	Sartorius AG	209,926	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Germany (continued)
5,736	Volkswagen AG	$700,013	0.1
		1,803,372	0.3
	Total Preferred Stock (Cost $1,255,759)	1,803,372	0.3
	Total Long-Term Investments (Cost $192,516,129)	567,786,256	97.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.8%
	Certificates of Deposits: 0.8%
900,000 (5)	Bank of America N.A., 4.540%, 02/09/2026	900,318	0.2
900,000 (5)	BNP Paribas S.A., 4.234%, 02/26/2026	900,403	0.2
900,000 (5)	DZ Bank AG, 4.161%, 02/13/2026	900,112	0.1
900,000 (5)	Sumitomo Mitsui Trust Bank Ltd., 4.200%, 02/26/2026	900,415	0.2
900,000 (5)	Toronto-Dominion Bank, 4.157%, 02/19/2026	900,174	0.1
	Total Certificates of Deposits (Cost $4,501,422)	4,501,422	0.8

	Commercial Paper: 0.6%
900,000 (5)	Bank of Nova Scotia, 4.330%, 03/03/2026	900,154	0.1
900,000 (5)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	900,124	0.1
900,000 (5)	Macquarie Bank Ltd., 4.680%, 01/30/2026	900,191	0.2
900,000 (5)	National Bank of Canada, 4.650%, 02/04/2026	900,187	0.2
	Total Commercial Paper (Cost $3,600,656)	3,600,656	0.6

	Repurchase Agreements: 3.5%
6,806,418 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $6,807,887, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $6,944,470, due 01/31/26-11/15/55)	6,806,418	1.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,966,582 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $3,967,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $4,045,914, due 10/15/26-12/20/55)	$3,966,582	0.7
1,410,657 (5)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $1,410,955, collateralized by various U.S. Government Securities, 1.625%-4.000%, Market Value plus accrued interest $1,438,870, due 01/15/27-04/15/30)	1,410,657	0.2
1,709,875 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $1,710,235, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $1,744,073, due 04/30/26-11/15/34)	1,709,875	0.3
6,466,379 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $6,467,786, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,575,555, due 04/15/28-02/15/55)	6,466,379	1.1
	Total Repurchase Agreements (Cost $20,359,911)	20,359,911	3.5

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.9%
17,337,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $17,337,000)	$17,337,000	2.9

	Total Short-Term Investments (Cost $45,798,989)	$45,798,989	7.8
	Total Investments in Securities (Cost $238,315,118)	$613,585,245	104.8
	Liabilities in Excess of Other Assets	(28,081,617)	(4.8)
	Net Assets	$585,503,628	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Sector Diversification	Percentage of Net Assets
Financials	24.6%
Industrials	18.6
Health Care	11.0
Consumer Discretionary	9.5
Information Technology	8.1
Consumer Staples	7.2
Materials	5.4
Communication Services	4.2
Utilities	3.6
Energy	3.0
Real Estate	1.8
Short-Term Investments	7.8
Liabilities in Excess of Other Assets	(4.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$39,908,004	$—	$39,908,004
Austria	—	1,555,538	—	1,555,538
Belgium	—	4,860,866	—	4,860,866
Brazil	—	188,487	—	188,487
Chile	—	481,817	—	481,817
China	—	3,320,166	—	3,320,166
Denmark	—	10,411,173	—	10,411,173
Finland	—	6,606,905	—	6,606,905
France	—	51,788,868	—	51,788,868
Germany	—	52,915,010	—	52,915,010
Hong Kong	751,119	9,739,668	—	10,490,787
Indonesia	—	307,365	—	307,365
Ireland	705,574	1,924,858	—	2,630,432
Israel	1,599,890	3,799,532	—	5,399,422
Italy	—	18,831,366	—	18,831,366
Ivory Coast	—	280,777	—	280,777
Japan	958,018	124,954,904	—	125,912,922
Luxembourg	—	939,041	—	939,041
Macao	—	442,500	—	442,500
Mexico	—	274,186	—	274,186
Netherlands	711,611	24,953,549	—	25,665,160
New Zealand	225,187	1,107,752	—	1,332,939
Norway	—	3,082,230	—	3,082,230
Poland	—	85,456	—	85,456
Portugal	—	1,010,622	—	1,010,622
Singapore	1,686,797	8,162,669	—	9,849,466
South Africa	—	1,287,569	—	1,287,569
South Korea	—	140,894	—	140,894
Spain	318,028	21,004,358	—	21,322,386
Sweden	—	18,412,169	—	18,412,169
Switzerland	528,229	27,611,202	—	28,139,431
United Arab Emirates	—	—	—	—
United Kingdom	210,117	64,169,139	—	64,379,256
United States	3,940,319	49,789,355	—	53,729,674
Total Common Stock	11,634,889	554,347,995	—	565,982,884
Preferred Stock	—	1,803,372	—	1,803,372
Short-Term Investments	17,337,000	28,461,989	—	45,798,989
Total Investments, at fair value	$28,971,889	$584,613,356	$—	$613,585,245
Other Financial Instruments+
Futures	158,048	—	—	158,048
Total Assets	$29,129,937	$584,613,356	$—	$613,743,293

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya International Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	194	03/20/26	$28,150,370	$158,048
			$28,150,370	$158,048

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$158,048
Total Asset Derivatives		$158,048

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$6,174,145
Total	$6,174,145

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$862,225
Total	$862,225

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $264,238,836.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$362,450,666
Gross Unrealized Depreciation	(12,657,781)
Net Unrealized Appreciation	$349,792,885

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 12.2%
189,471	Alphabet, Inc. - Class A	$59,304,423	3.8
154,275	Alphabet, Inc. - Class C	48,411,495	3.1
82,274	Meta Platforms, Inc. - Class A	54,308,245	3.5
259,320 (1)	Netflix, Inc.	24,313,843	1.5
9,412 (1)	Spotify Technology SA	5,465,642	0.3
		191,803,648	12.2

	Consumer Discretionary: 10.9%
26,021 (1)	Airbnb, Inc. - Class A	3,531,570	0.2
274,104 (1)	Amazon.com, Inc.	63,268,685	4.0
160 (1)	AutoZone, Inc.	542,640	0.0
1,870	Booking Holdings, Inc.	10,014,467	0.6
80,547 (1)	Chipotle Mexican Grill, Inc.	2,980,239	0.2
21,954 (1)	DoorDash, Inc. - Class A	4,972,142	0.3
46,429	Home Depot, Inc.	15,976,219	1.0
10,535	Marriott International, Inc. - Class A	3,268,379	0.2
2,473	McDonald’s Corp.	755,823	0.1
47,373 (1)	O’Reilly Automotive, Inc.	4,320,892	0.3
9,205	Starbucks Corp.	775,153	0.1
123,846 (1)	Tesla, Inc.	55,696,023	3.6
34,220	TJX Cos., Inc.	5,256,534	0.3
		171,358,766	10.9

	Consumer Staples: 2.7%
116,271	Coca-Cola Co.	8,128,506	0.5
23,313	Colgate-Palmolive Co.	1,842,193	0.1
27,159	Costco Wholesale Corp.	23,420,292	1.5
7,323	Kimberly-Clark Corp.	738,817	0.1
42,683 (1)	Monster Beverage Corp.	3,272,506	0.2
11,483	PepsiCo, Inc.	1,648,040	0.1
26,599	Walmart, Inc.	2,963,395	0.2
		42,013,749	2.7

	Energy: 0.0%
7,250	Schlumberger NV	278,255	0.0
3,952	Williams Cos., Inc.	237,555	0.0
		515,810	0.0

	Financials: 6.4%
10,835	American Express Co.	4,008,408	0.3
11,868	Aon PLC - Class A	4,187,980	0.3
17,568	Apollo Global Management, Inc.	2,543,144	0.2
945	Arthur J Gallagher & Co.	244,557	0.0
32,333	Bank of America Corp.	1,778,315	0.1
45,385	Blackstone, Inc.	6,995,644	0.5
8,073	Brookfield Asset Management Ltd. - Class A	422,944	0.0
9,125	Charles Schwab Corp.	911,679	0.1
19,385	Citigroup, Inc.	2,262,036	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,047 (1)	Fiserv, Inc.	$607,687	0.0
967	Goldman Sachs Group, Inc.	849,993	0.1
1,401	Interactive Brokers Group, Inc. - Class A	90,098	0.0
10,344	KKR & Co., Inc.	1,318,653	0.1
3,581	Marsh & McLennan Cos., Inc.	664,347	0.0
49,223	Mastercard, Inc. - Class A	28,100,426	1.8
9,512	Moody’s Corp.	4,859,205	0.3
204,671 (1)	NU Holdings Ltd./Cayman Islands - Class A	3,426,193	0.2
1,799	Progressive Corp.	409,668	0.0
103,001	Visa, Inc. - Class A	36,123,481	2.3
		99,804,458	6.4

	Health Care: 7.5%
108,399	AbbVie, Inc.	24,768,087	1.6
24,277	Amgen, Inc.	7,946,105	0.5
15,569 (1)	Boston Scientific Corp.	1,484,504	0.1
23,991	Bristol-Myers Squibb Co.	1,294,075	0.1
1,281	Cigna Group	352,570	0.0
45,436	Eli Lilly & Co.	48,829,160	3.1
20,515	Gilead Sciences, Inc.	2,518,011	0.1
2,098	HCA Healthcare, Inc.	979,472	0.1
21,598 (1)	Intuitive Surgical, Inc.	12,232,243	0.8
7,088	McKesson Corp.	5,814,216	0.4
5,416	Stryker Corp.	1,903,562	0.1
15,736 (1)	Vertex Pharmaceuticals, Inc.	7,134,073	0.4
21,782	Zoetis, Inc.	2,740,611	0.2
		117,996,689	7.5

	Industrials: 4.6%
5,250	3M Co.	840,525	0.1
23,116	Automatic Data Processing, Inc.	5,946,129	0.4
6,426 (1)	Boeing Co.	1,395,213	0.1
3,487	Caterpillar, Inc.	1,997,598	0.1
21,037	Cintas Corp.	3,956,429	0.3
50,397 (1)	Copart, Inc.	1,973,042	0.1
63,645	GE Aerospace	19,604,569	1.3
16,728	GE Vernova, Inc.	10,932,919	0.7
5,804	Illinois Tool Works, Inc.	1,429,525	0.1
3,513	Lockheed Martin Corp.	1,699,133	0.1
13,641	Trane Technologies PLC	5,309,077	0.3
591	TransDigm Group, Inc.	785,941	0.1
123,190 (1)	Uber Technologies, Inc.	10,065,855	0.6
2,889	Union Pacific Corp.	668,283	0.0
22,636	Waste Management, Inc.	4,973,356	0.3
		71,577,594	4.6

	Information Technology: 53.7%
25,577 (1)	Adobe, Inc.	8,951,694	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
57,640 (1)	Advanced Micro Devices, Inc.	$12,344,182	0.8
74,660	Amphenol Corp. - Class A	10,089,552	0.6
723,534	Apple, Inc.	196,699,953	12.6
13,920	Applied Materials, Inc.	3,577,301	0.2
14,588 (1)	AppLovin Corp. - Class A	9,829,686	0.6
63,122 (1)	Arista Networks, Inc.	8,270,876	0.5
10,147 (1)	Atlassian Corp. - Class A	1,645,235	0.1
13,036 (1)	Autodesk, Inc.	3,858,786	0.2
169,940	Broadcom, Inc.	58,816,234	3.8
16,695 (1)	Cadence Design Systems, Inc.	5,218,523	0.3
15,130 (1)	Crowdstrike Holdings, Inc. - Class A	7,092,339	0.5
2,668	Dell Technologies, Inc. - Class C	335,848	0.0
38,933 (1)	Fortinet, Inc.	3,091,670	0.2
16,707	Intuit, Inc.	11,067,051	0.7
8,051	KLA Corp.	9,782,609	0.6
76,826	Lam Research Corp.	13,151,075	0.8
3,691	Marvell Technology, Inc.	313,661	0.0
369,196	Microsoft Corp.	178,550,569	11.4
908 (1)	MicroStrategy, Inc. - Class A	137,971	0.0
4,294	Motorola Solutions, Inc.	1,645,976	0.1
1,160,186	NVIDIA Corp.	216,374,689	13.8
103,000	Oracle Corp.	20,075,730	1.3
133,655 (1)	Palantir Technologies, Inc. - Class A	23,757,176	1.5
41,090 (1)	Palo Alto Networks, Inc.	7,568,778	0.5
15,111	Qualcomm, Inc.	2,584,737	0.2
6,399	Salesforce, Inc.	1,695,159	0.1
63,231 (1)	ServiceNow, Inc.	9,686,357	0.6
20,090 (1)	Snowflake, Inc. - Class A	4,406,942	0.3
8,290 (1)	Synopsys, Inc.	3,893,979	0.3
22,752	Texas Instruments, Inc.	3,947,244	0.3
13,165 (1)	Workday, Inc. - Class A	2,827,579	0.2
		841,289,161	53.7

	Materials: 0.3%
3,741	Ecolab, Inc.	982,087	0.0
12,797	Sherwin-Williams Co.	4,146,612	0.3
		5,128,699	0.3

	Real Estate: 0.4%
28,621	American Tower Corp.	5,024,989	0.3
1,272	Public Storage	330,084	0.1
		5,355,073	0.4
	Total Common Stock (Cost $391,808,207)	1,546,843,647	98.7

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
52,019	iShares Russell Top 200 Growth ETF	$14,406,142	0.9
	Total Exchange-Traded Funds (Cost $14,179,181)	14,406,142	0.9
	Total Long-Term Investments (Cost $405,987,388)	1,561,249,789	99.6

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,961,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $2,961,000)	$2,961,000	0.2
	Total Short-Term Investments (Cost $2,961,000)	2,961,000	0.2
	Total Investments in Securities (Cost $408,948,388)	$1,564,210,789	99.8
	Assets in Excess of Other Liabilities	2,902,989	0.2
	Net Assets	$1,567,113,778	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$1,546,843,647	$—	$—	$1,546,843,647
Exchange-Traded Funds	14,406,142	—	—	14,406,142
Short-Term Investments	2,961,000	—	—	2,961,000
Total Investments, at fair value	$1,564,210,789	$—	$—	$1,564,210,789
Liabilities Table
Other Financial Instruments+
Futures	$(18,904)	$—	$—	$(18,904)
Total Liabilities	$(18,904)	$—	$—	$(18,904)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	11	03/20/26	$3,790,875	$(18,904)
			$3,790,875	$(18,904)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$18,904
Total Liability Derivatives		$18,904

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$309,798
Total	$309,798

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$105,312
Total	$105,312

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $409,441,094.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,158,016,300
Gross Unrealized Depreciation	(3,265,509)
Net Unrealized Appreciation	$1,154,750,791

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 11.8%
115,721	Alphabet, Inc. - Class A	$36,220,673	3.6
94,225	Alphabet, Inc. - Class C	29,567,805	2.9
137,589	AT&T, Inc.	3,417,711	0.3
71,954	Comcast Corp. - Class A	2,150,705	0.2
43,467	Meta Platforms, Inc. - Class A	28,692,132	2.8
84,371 (1)	Netflix, Inc.	7,910,625	0.8
3,062 (1)	Spotify Technology SA	1,778,134	0.2
9,593	T-Mobile US, Inc.	1,947,763	0.2
84,080	Verizon Communications, Inc.	3,424,578	0.4
36,052	Walt Disney Co.	4,101,636	0.4
		119,211,762	11.8

	Consumer Discretionary: 10.1%
8,466 (1)	Airbnb, Inc. - Class A	1,149,005	0.1
190,970 (1)	Amazon.com, Inc.	44,079,695	4.4
333 (1)	AutoZone, Inc.	1,129,369	0.1
648	Booking Holdings, Inc.	3,470,254	0.3
26,206 (1)	Chipotle Mexican Grill, Inc.	969,622	0.1
7,143 (1)	DoorDash, Inc. - Class A	1,617,747	0.2
18,571	General Motors Co.	1,510,194	0.1
19,821	Home Depot, Inc.	6,820,406	0.7
11,158	Lowe’s Cos., Inc.	2,690,863	0.3
4,467	Marriott International, Inc. - Class A	1,385,842	0.1
14,231	McDonald’s Corp.	4,349,421	0.4
23,034	NIKE, Inc. - Class B	1,467,496	0.1
16,771 (1)	O’Reilly Automotive, Inc.	1,529,683	0.2
22,643	Starbucks Corp.	1,906,767	0.2
56,172 (1)	Tesla, Inc.	25,261,672	2.5
22,267	TJX Cos., Inc.	3,420,434	0.3
		102,758,470	10.1

	Consumer Staples: 4.6%
33,582	Altria Group, Inc.	1,936,338	0.2
77,419	Coca-Cola Co.	5,412,362	0.5
16,005	Colgate-Palmolive Co.	1,264,715	0.1
8,836	Costco Wholesale Corp.	7,619,636	0.7
25,781	Keurig Dr Pepper, Inc.	722,126	0.1
6,615	Kimberly-Clark Corp.	667,387	0.1
25,792	Mondelez International, Inc. - Class A	1,388,384	0.1
13,887 (1)	Monster Beverage Corp.	1,064,716	0.1
27,280	PepsiCo, Inc.	3,915,226	0.4
31,016	Philip Morris International, Inc.	4,974,967	0.5
46,761	Procter & Gamble Co.	6,701,319	0.7
9,048	Target Corp.	884,442	0.1
86,613	Walmart, Inc.	9,649,554	1.0
		46,201,172	4.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 2.2%
37,297	Chevron Corp.	$5,684,436	0.6
24,897	ConocoPhillips	2,330,608	0.2
10,879	EOG Resources, Inc.	1,142,404	0.1
84,107	Exxon Mobil Corp.	10,121,436	1.0
29,858	Schlumberger NV	1,145,950	0.1
24,245	Williams Cos., Inc.	1,457,367	0.2
		21,882,201	2.2

	Financials: 13.1%
9,560	Aflac, Inc.	1,054,181	0.1
10,751	American Express Co.	3,977,332	0.4
11,026	American International Group, Inc.	943,274	0.1
4,180	Aon PLC - Class A	1,475,038	0.1
8,207	Apollo Global Management, Inc.	1,188,045	0.1
5,048	Arthur J Gallagher & Co.	1,306,372	0.1
132,379	Bank of America Corp.	7,280,845	0.7
36,718 (1)	Berkshire Hathaway, Inc. - Class B	18,456,303	1.8
3,037	Blackrock, Inc.	3,250,623	0.3
14,766	Blackstone, Inc.	2,276,031	0.2
7,598	Brookfield Asset Management Ltd. - Class A	398,059	0.0
12,514	Capital One Financial Corp.	3,032,893	0.3
33,975	Charles Schwab Corp.	3,394,442	0.3
7,276	Chubb Ltd.	2,270,985	0.2
35,331	Citigroup, Inc.	4,122,774	0.4
7,159	CME Group, Inc.	1,954,980	0.2
10,655 (1)	Fiserv, Inc.	715,696	0.1
5,850	Goldman Sachs Group, Inc.	5,142,150	0.5
8,537	Interactive Brokers Group, Inc. - Class A	549,015	0.1
11,357	Intercontinental Exchange, Inc.	1,839,380	0.2
54,082	JPMorgan Chase & Co.	17,426,302	1.7
13,501	KKR & Co., Inc.	1,721,108	0.2
9,825	Marsh & McLennan Cos., Inc.	1,822,734	0.2
16,015	Mastercard, Inc. - Class A	9,142,643	0.9
11,077	MetLife, Inc.	874,418	0.1
3,095	Moody’s Corp.	1,581,081	0.2
22,928	Morgan Stanley	4,070,408	0.4
66,591 (1)	NU Holdings Ltd./Cayman Islands - Class A	1,114,733	0.1
18,651	PayPal Holdings, Inc.	1,088,845	0.1
7,866	PNC Financial Services Group, Inc.	1,641,870	0.2
11,666	Progressive Corp.	2,656,582	0.3
6,035	S&P Global, Inc.	3,153,831	0.3
4,431	Travelers Cos., Inc.	1,285,256	0.1
25,681	Truist Financial Corp.	1,263,762	0.1
31,093	US Bancorp	1,659,123	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
33,512	Visa, Inc. - Class A	$11,752,994	1.2
62,581	Wells Fargo & Co.	5,832,549	0.6
		132,716,657	13.1

	Health Care: 9.5%
34,472	Abbott Laboratories	4,318,997	0.4
35,268	AbbVie, Inc.	8,058,385	0.8
10,708	Amgen, Inc.	3,504,836	0.3
5,694	Becton Dickinson and Co.	1,105,035	0.1
29,385 (1)	Boston Scientific Corp.	2,801,860	0.3
40,571	Bristol-Myers Squibb Co.	2,188,400	0.2
5,245	Cigna Group	1,443,581	0.1
24,934	CVS Health Corp.	1,978,762	0.2
12,536	Danaher Corp.	2,869,741	0.3
11,458 (1)	Edwards Lifesciences Corp.	976,795	0.1
4,428	Elevance Health, Inc.	1,552,235	0.2
15,949	Eli Lilly & Co.	17,140,071	1.7
24,793	Gilead Sciences, Inc.	3,043,093	0.3
3,227	HCA Healthcare, Inc.	1,506,557	0.2
7,027 (1)	Intuitive Surgical, Inc.	3,979,812	0.4
47,907	Johnson & Johnson	9,914,354	1.0
2,498	McKesson Corp.	2,049,084	0.2
25,530	Medtronic PLC	2,452,412	0.2
50,160	Merck & Co., Inc.	5,279,842	0.5
113,097	Pfizer, Inc.	2,816,115	0.3
2,020	Regeneron Pharmaceuticals, Inc.	1,559,177	0.2
6,852	Stryker Corp.	2,408,272	0.2
7,518	Thermo Fisher Scientific, Inc.	4,356,305	0.4
18,116	UnitedHealth Group, Inc.	5,980,273	0.6
5,120 (1)	Vertex Pharmaceuticals, Inc.	2,321,203	0.2
8,884	Zoetis, Inc.	1,117,785	0.1
		96,722,982	9.5

	Industrials: 6.6%
10,616	3M Co.	1,699,622	0.2
8,112	Automatic Data Processing, Inc.	2,086,650	0.2
14,881 (1)	Boeing Co.	3,230,963	0.3
15,630	Carrier Global Corp.	825,889	0.1
9,218	Caterpillar, Inc.	5,280,716	0.5
6,844	Cintas Corp.	1,287,151	0.1
17,604 (1)	Copart, Inc.	689,197	0.1
37,370	CSX Corp.	1,354,662	0.1
4,864	Deere & Co.	2,264,532	0.2
7,802	Eaton Corp. PLC	2,485,015	0.2
11,220	Emerson Electric Co.	1,489,118	0.2
4,267	FedEx Corp.	1,232,566	0.1
20,707	GE Aerospace	6,378,377	0.6
5,443	GE Vernova, Inc.	3,557,382	0.4
5,031	General Dynamics Corp.	1,693,736	0.2
12,660	Honeywell International, Inc.	2,469,839	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,768	Illinois Tool Works, Inc.	$1,420,658	0.1
13,143	Johnson Controls International PLC	1,573,874	0.2
4,106	Lockheed Martin Corp.	1,985,949	0.2
4,496	Norfolk Southern Corp.	1,298,085	0.1
2,700	Northrop Grumman Corp.	1,539,567	0.2
10,260	PACCAR, Inc.	1,123,573	0.1
2,518	Parker-Hannifin Corp.	2,213,221	0.2
26,635	Raytheon Technologies Corp.	4,884,859	0.5
4,033	Republic Services, Inc.	854,714	0.1
4,438	Trane Technologies PLC	1,727,270	0.2
1,100	TransDigm Group, Inc.	1,462,835	0.1
40,080 (1)	Uber Technologies, Inc.	3,274,937	0.3
11,906	Union Pacific Corp.	2,754,096	0.3
14,612	United Parcel Service, Inc. - Class B	1,449,364	0.1
7,365	Waste Management, Inc.	1,618,164	0.2
		67,206,581	6.6

	Information Technology: 37.3%
12,462	Accenture PLC - Class A	3,343,555	0.3
8,322 (1)	Adobe, Inc.	2,912,617	0.3
32,060 (1)	Advanced Micro Devices, Inc.	6,865,970	0.7
24,291	Amphenol Corp. - Class A	3,282,686	0.3
9,877	Analog Devices, Inc.	2,678,642	0.3
290,234	Apple, Inc.	78,903,015	7.8
15,968	Applied Materials, Inc.	4,103,616	0.4
4,746 (1)	AppLovin Corp. - Class A	3,197,950	0.3
20,537 (1)	Arista Networks, Inc.	2,690,963	0.3
3,302 (1)	Atlassian Corp. - Class A	535,386	0.1
4,241 (1)	Autodesk, Inc.	1,255,378	0.1
91,941	Broadcom, Inc.	31,820,780	3.1
5,432 (1)	Cadence Design Systems, Inc.	1,697,935	0.2
79,238	Cisco Systems, Inc.	6,103,703	0.6
4,923 (1)	Crowdstrike Holdings, Inc. - Class A	2,307,705	0.2
6,341	Dell Technologies, Inc. - Class C	798,205	0.1
12,667 (1)	Fortinet, Inc.	1,005,886	0.1
87,844 (1)	Intel Corp.	3,241,444	0.3
18,522	International Business Machines Corp.	5,486,402	0.5
5,436	Intuit, Inc.	3,600,915	0.4
2,619	KLA Corp.	3,182,295	0.3
24,996	Lam Research Corp.	4,278,815	0.4
17,209	Marvell Technology, Inc.	1,462,421	0.1
22,244	Micron Technology, Inc.	6,348,660	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
147,646	Microsoft Corp.	$71,404,559	7.1
5,332 (1)	MicroStrategy, Inc. - Class A	810,197	0.1
3,317	Motorola Solutions, Inc.	1,271,472	0.1
465,930	NVIDIA Corp.	86,895,945	8.6
33,512	Oracle Corp.	6,531,824	0.6
43,485 (1)	Palantir Technologies, Inc. - Class A	7,729,459	0.8
13,369 (1)	Palo Alto Networks, Inc.	2,462,570	0.2
21,507	Qualcomm, Inc.	3,678,772	0.4
2,137	Roper Technologies, Inc.	951,243	0.1
18,587	Salesforce, Inc.	4,923,882	0.5
20,573 (1)	ServiceNow, Inc.	3,151,578	0.3
6,536 (1)	Snowflake, Inc. - Class A	1,433,737	0.1
3,674 (1)	Synopsys, Inc.	1,725,751	0.2
18,093	Texas Instruments, Inc.	3,138,955	0.3
4,283 (1)	Workday, Inc. - Class A	919,903	0.1
		378,134,791	37.3

	Materials: 1.3%
4,422	Air Products and Chemicals, Inc.	1,092,322	0.1
13,502	CRH PLC US	1,685,050	0.2
4,967	Ecolab, Inc.	1,303,937	0.1
28,474	Freeport-McMoRan, Inc.	1,446,194	0.1
9,349	Linde PLC US	3,986,320	0.4
21,871	Newmont Corp.	2,183,819	0.2
4,593	Sherwin-Williams Co.	1,488,270	0.2
3,183 (1)	Solstice Advanced Materials, Inc.	154,630	0.0
1,657	Southern Copper Corp.	237,730	0.0
		13,578,272	1.3

	Real Estate: 0.9%
9,312	American Tower Corp.	1,634,908	0.2
1,946	Equinix, Inc.	1,490,947	0.1
18,466	Prologis, Inc.	2,357,370	0.2
3,144	Public Storage	815,868	0.1
13,689	Welltower, Inc.	2,540,815	0.3
		8,839,908	0.9

	Utilities: 1.3%
10,651	American Electric Power Co., Inc.	1,228,167	0.1
6,235	Constellation Energy Corp.	2,202,638	0.2
16,990	Dominion Energy, Inc.	995,444	0.1
15,488	Duke Energy Corp.	1,815,349	0.2
41,532	NextEra Energy, Inc.	3,334,189	0.4
12,995	Sempra Energy	1,147,329	0.1
21,936	Southern Co.	1,912,819	0.2
		12,635,935	1.3
	Total Common Stock (Cost $167,257,555)	999,888,731	98.7

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.7%
41,633	iShares Russell Top 200 ETF	$7,103,839	0.7
	Total Exchange-Traded Funds (Cost $6,278,892)	7,103,839	0.7
	Total Long-Term Investments (Cost $173,536,447)	1,006,992,570	99.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
2,126,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $2,126,000)	$2,126,000	0.2
	Total Short-Term Investments (Cost $2,126,000)	2,126,000	0.2
	Total Investments in Securities (Cost $175,662,447)	$1,009,118,570	99.6
	Assets in Excess of Other Liabilities	4,195,082	0.4
	Net Assets	$1,013,313,652	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$999,888,731	$—	$—	$999,888,731
Exchange-Traded Funds	7,103,839	—	—	7,103,839
Short-Term Investments	2,126,000	—	—	2,126,000
Total Investments, at fair value	$1,009,118,570	$—	$—	$1,009,118,570
Liabilities Table
Other Financial Instruments+
Futures	$(11,496)	$—	$—	$(11,496)
Total Liabilities	$(11,496)	$—	$—	$(11,496)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	8	03/20/26	$2,757,000	$(11,496)
			$2,757,000	$(11,496)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$11,496
Total Liability Derivatives		$11,496

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$212,320
Total	$212,320

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$70,002
Total	$70,002

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $178,150,594.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$836,220,153
Gross Unrealized Depreciation	(5,263,673)
Net Unrealized Appreciation	$830,956,480

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 10.6%
28,786	Alphabet, Inc. - Class A	$9,010,018	3.1
23,439	Alphabet, Inc. - Class C	7,355,158	2.6
96,426	AT&T, Inc.	2,395,222	0.8
50,427	Comcast Corp. - Class A	1,507,263	0.5
5,433	Meta Platforms, Inc. - Class A	3,586,269	1.3
6,723	T-Mobile US, Inc.	1,365,038	0.5
58,926	Verizon Communications, Inc.	2,400,056	0.8
25,266	Walt Disney Co.	2,874,513	1.0
		30,493,537	10.6

	Consumer Discretionary: 6.9%
36,795 (1)	Amazon.com, Inc.	8,493,022	2.9
197 (1)	AutoZone, Inc.	668,125	0.2
28	Booking Holdings, Inc.	149,949	0.0
13,015	General Motors Co.	1,058,380	0.4
3,305	Home Depot, Inc.	1,137,251	0.4
7,820	Lowe’s Cos., Inc.	1,885,871	0.7
728	Marriott International, Inc. - Class A	225,855	0.1
9,410	McDonald’s Corp.	2,875,978	1.0
16,143	NIKE, Inc. - Class B	1,028,471	0.4
959 (1)	O’Reilly Automotive, Inc.	87,470	0.0
13,770	Starbucks Corp.	1,159,572	0.4
7,803	TJX Cos., Inc.	1,198,619	0.4
		19,968,563	6.9

	Consumer Staples: 7.9%
23,535	Altria Group, Inc.	1,357,028	0.5
27,746	Coca-Cola Co.	1,939,723	0.7
5,901	Colgate-Palmolive Co.	466,297	0.2
18,068	Keurig Dr Pepper, Inc.	506,084	0.2
2,966	Kimberly-Clark Corp.	299,240	0.1
18,076	Mondelez International, Inc. - Class A	973,031	0.3
16,500	PepsiCo, Inc.	2,368,080	0.8
21,737	Philip Morris International, Inc.	3,486,615	1.2
32,771	Procter & Gamble Co.	4,696,412	1.6
6,341	Target Corp.	619,833	0.2
54,636	Walmart, Inc.	6,086,997	2.1
		22,799,340	7.9

	Energy: 5.3%
26,139	Chevron Corp.	3,983,845	1.4
17,449	ConocoPhillips	1,633,401	0.6
7,625	EOG Resources, Inc.	800,701	0.3
58,944	Exxon Mobil Corp.	7,093,321	2.5
19,272	Schlumberger NV	739,659	0.2
16,091	Williams Cos., Inc.	967,230	0.3
		15,218,157	5.3

	Financials: 24.3%
6,700	Aflac, Inc.	738,809	0.3
5,064	American Express Co.	1,873,427	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,727	American International Group, Inc.	$661,045	0.2
225	Aon PLC - Class A	79,398	0.0
1,746	Apollo Global Management, Inc.	252,751	0.1
3,323	Arthur J Gallagher & Co.	859,959	0.3
85,402	Bank of America Corp.	4,697,110	1.6
25,733 (1)	Berkshire Hathaway, Inc. - Class B	12,934,692	4.5
2,129	Blackrock, Inc.	2,278,754	0.8
3,481	Brookfield Asset Management Ltd. - Class A	182,370	0.1
8,770	Capital One Financial Corp.	2,125,497	0.7
21,730	Charles Schwab Corp.	2,171,044	0.8
5,099	Chubb Ltd.	1,591,500	0.6
20,340	Citigroup, Inc.	2,373,475	0.8
5,017	CME Group, Inc.	1,370,042	0.5
5,405 (1)	Fiserv, Inc.	363,054	0.1
3,879	Goldman Sachs Group, Inc.	3,409,641	1.2
5,663	Interactive Brokers Group, Inc. - Class A	364,188	0.1
7,959	Intercontinental Exchange, Inc.	1,289,040	0.4
37,902	JPMorgan Chase & Co.	12,212,782	4.2
7,103	KKR & Co., Inc.	905,490	0.3
6,069	Marsh & McLennan Cos., Inc.	1,125,921	0.4
7,763	MetLife, Inc.	612,811	0.2
16,068	Morgan Stanley	2,852,552	1.0
13,071	PayPal Holdings, Inc.	763,085	0.3
5,513	PNC Financial Services Group, Inc.	1,150,728	0.4
7,766	Progressive Corp.	1,768,473	0.6
4,230	S&P Global, Inc.	2,210,556	0.8
3,105	Travelers Cos., Inc.	900,636	0.3
17,998	Truist Financial Corp.	885,682	0.3
21,791	US Bancorp	1,162,768	0.4
43,858	Wells Fargo & Co.	4,087,566	1.4
		70,254,846	24.3

	Health Care: 13.9%
24,159	Abbott Laboratories	3,026,881	1.0
1,969	Amgen, Inc.	644,473	0.2
3,991	Becton Dickinson and Co.	774,533	0.3
17,044 (1)	Boston Scientific Corp.	1,625,145	0.6
22,963	Bristol-Myers Squibb Co.	1,238,624	0.4
3,383	Cigna Group	931,103	0.3
17,474	CVS Health Corp.	1,386,737	0.5
8,785	Danaher Corp.	2,011,062	0.7
8,030 (1)	Edwards Lifesciences Corp.	684,558	0.2
3,103	Elevance Health, Inc.	1,087,757	0.4
12,698	Gilead Sciences, Inc.	1,558,553	0.5

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,783	HCA Healthcare, Inc.	$832,411	0.3
33,575	Johnson & Johnson	6,948,346	2.4
134	McKesson Corp.	109,919	0.0
17,892	Medtronic PLC	1,718,706	0.6
35,154	Merck & Co., Inc.	3,700,310	1.3
79,261	Pfizer, Inc.	1,973,599	0.7
1,416	Regeneron Pharmaceuticals, Inc.	1,092,968	0.4
3,567	Stryker Corp.	1,253,693	0.4
5,269	Thermo Fisher Scientific, Inc.	3,053,122	1.1
12,696	UnitedHealth Group, Inc.	4,191,077	1.5
1,255	Zoetis, Inc.	157,904	0.1
		40,001,481	13.9

	Industrials: 10.7%
6,243	3M Co.	999,504	0.3
413	Automatic Data Processing, Inc.	106,236	0.0
8,964 (1)	Boeing Co.	1,946,264	0.7
10,954	Carrier Global Corp.	578,809	0.2
5,665	Caterpillar, Inc.	3,245,309	1.1
843 (1)	Copart, Inc.	33,003	0.0
26,190	CSX Corp.	949,388	0.3
3,409	Deere & Co.	1,587,128	0.6
5,468	Eaton Corp. PLC	1,741,613	0.6
7,863	Emerson Electric Co.	1,043,577	0.4
2,990	FedEx Corp.	863,691	0.3
3,526	General Dynamics Corp.	1,187,063	0.4
8,873	Honeywell International, Inc.	1,731,034	0.6
2,719	Illinois Tool Works, Inc.	669,690	0.2
9,211	Johnson Controls International PLC	1,103,017	0.4
2,077	Lockheed Martin Corp.	1,004,583	0.4
3,151	Norfolk Southern Corp.	909,757	0.3
1,892	Northrop Grumman Corp.	1,078,837	0.4
7,190	PACCAR, Inc.	787,377	0.3
1,765	Parker-Hannifin Corp.	1,551,364	0.5
18,666	Raytheon Technologies Corp.	3,423,344	1.2
2,826	Republic Services, Inc.	598,914	0.2
636	TransDigm Group, Inc.	845,785	0.3
7,685	Union Pacific Corp.	1,777,694	0.6
10,240	United Parcel Service, Inc. - Class B	1,015,706	0.4
		30,778,687	10.7

	Information Technology: 11.4%
8,734	Accenture PLC - Class A	2,343,332	0.8
9,326 (1)	Advanced Micro Devices, Inc.	1,997,256	0.7
6,922	Analog Devices, Inc.	1,877,246	0.7
8,016	Applied Materials, Inc.	2,060,032	0.7
55,532	Cisco Systems, Inc.	4,277,630	1.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,836	Dell Technologies, Inc. - Class C	$482,876	0.2
61,563 (1)	Intel Corp.	2,271,675	0.8
12,981	International Business Machines Corp.	3,845,102	1.3
11,219	Marvell Technology, Inc.	953,391	0.3
15,589	Micron Technology, Inc.	4,449,256	1.5
3,530 (1)	MicroStrategy, Inc. - Class A	536,384	0.2
1,345	Motorola Solutions, Inc.	515,565	0.2
11,627	Qualcomm, Inc.	1,988,798	0.7
1,498	Roper Technologies, Inc.	666,805	0.2
11,567	Salesforce, Inc.	3,064,214	1.1
685 (1)	Synopsys, Inc.	321,758	0.1
7,492	Texas Instruments, Inc.	1,299,787	0.4
		32,951,107	11.4

	Materials: 2.9%
3,099	Air Products and Chemicals, Inc.	765,515	0.3
9,462	CRH PLC US	1,180,858	0.4
2,628	Ecolab, Inc.	689,902	0.2
19,955	Freeport-McMoRan, Inc.	1,013,514	0.4
6,552	Linde PLC US	2,793,707	1.0
15,328	Newmont Corp.	1,530,501	0.5
303	Sherwin-Williams Co.	98,181	0.0
2,210 (1)	Solstice Advanced Materials, Inc.	107,362	0.0
1,157	Southern Copper Corp.	165,995	0.1
		8,345,535	2.9

	Real Estate: 1.7%
1,363	Equinix, Inc.	1,044,276	0.3
12,942	Prologis, Inc.	1,652,176	0.6
1,914	Public Storage	496,683	0.2
9,594	Welltower, Inc.	1,780,742	0.6
		4,973,877	1.7

	Utilities: 3.1%
7,464	American Electric Power Co., Inc.	860,674	0.3
4,370	Constellation Energy Corp.	1,543,790	0.5
11,907	Dominion Energy, Inc.	697,631	0.3
10,854	Duke Energy Corp.	1,272,197	0.4
29,107	NextEra Energy, Inc.	2,336,710	0.8
9,107	Sempra Energy	804,057	0.3
15,373	Southern Co.	1,340,526	0.5
		8,855,585	3.1
	Total Common Stock (Cost $153,361,259)	284,640,715	98.7

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
37,343	iShares Russell Top 200 Value ETF	$3,430,328	1.2
	Total Exchange-Traded Funds (Cost $3,408,894)	3,430,328	1.2
	Total Long-Term Investments (Cost $156,770,153)	288,071,043	99.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
611,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $611,000)	$611,000	0.2
	Total Short-Term Investments (Cost $611,000)	611,000	0.2
	Total Investments in Securities (Cost $157,381,153)	$288,682,043	100.1
	Liabilities in Excess of Other Assets	(357,624)	(0.1)
	Net Assets	$288,324,419	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$284,640,715	$—	$—	$284,640,715
Exchange-Traded Funds	3,430,328	—	—	3,430,328
Short-Term Investments	611,000	—	—	611,000
Total Investments, at fair value	$288,682,043	$—	$—	$288,682,043
Liabilities Table
Other Financial Instruments+
Futures	$(6,461)	$—	$—	$(6,461)
Total Liabilities	$(6,461)	$—	$—	$(6,461)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P 500 E-Mini	3	03/20/26	$1,033,875	$(6,461)
			$1,033,875	$(6,461)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$6,461
Total Liability Derivatives		$6,461

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$87,969
Total	$87,969

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$12,893
Total	$12,893

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $160,475,121.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$135,227,132
Gross Unrealized Depreciation	(7,026,671)
Net Unrealized Appreciation	$128,200,461

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Communication Services: 5.8%
4,906 (1)(2)	AST SpaceMobile, Inc.	$356,323	0.5
20 (2)	GCI Liberty, Inc. - Class A	737	0.0
165 (2)	GCI Liberty, Inc. - Class C	6,140	0.0
182	Iridium Communications, Inc.	3,163	0.0
84 (2)	Liberty Broadband Corp. - Class A	4,055	0.0
580 (2)	Liberty Broadband Corp. - Class C	28,188	0.0
170 (2)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	15,195	0.0
1,570 (2)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	154,661	0.2
3,818 (2)	Live Nation Entertainment, Inc.	544,065	0.8
41	Nexstar Media Group, Inc.	8,325	0.0
572 (1)(2)	NIQ Global Intelligence PLC	9,432	0.0
7,077 (2)	Pinterest, Inc. - Class A	183,224	0.3
2,996 (2)	Reddit, Inc. - Class A	688,690	0.9
14,964 (2)	ROBLOX Corp. - Class A	1,212,533	1.7
404 (2)	Roku, Inc.	43,830	0.1
1,490 (2)	Take-Two Interactive Software, Inc.	381,485	0.5
707	TKO Group Holdings, Inc.	147,763	0.2
10,766 (2)	Trade Desk, Inc. - Class A	408,677	0.6
2,099 (1)(2)	Trump Media & Technology Group Corp.	27,791	0.0
		4,224,277	5.8

	Consumer Discretionary: 21.5%
384 (2)	Birkenstock Holding PLC	15,706	0.0
178 (2)	Bright Horizons Family Solutions, Inc.	18,049	0.0
1,516 (2)	Burlington Stores, Inc.	437,897	0.6
8,043 (2)	Carnival Corp.	245,633	0.3
3,261 (2)	Carvana Co.	1,376,207	1.9
2,407 (2)	Cava Group, Inc.	141,267	0.2
5,269 (2)	Chewy, Inc. - Class A	174,140	0.2
199 (1)	Choice Hotels International, Inc.	18,957	0.0
1,344	Churchill Downs, Inc.	152,920	0.2
31,563 (2)	Coupang, Inc.	744,571	1.0
2,677	Darden Restaurants, Inc.	492,622	0.7
3,501 (2)	Deckers Outdoor Corp.	362,949	0.5
230	Domino's Pizza, Inc.	95,869	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,594 (2)	DraftKings, Inc. - Class A	$399,529	0.6
917 (2)	Duolingo, Inc.	160,933	0.2
2,829 (2)	Dutch Bros, Inc. - Class A	173,191	0.2
1,358 (2)	Etsy, Inc.	75,288	0.1
2,827	Expedia Group, Inc.	800,917	1.1
817 (2)	Floor & Decor Holdings, Inc. - Class A	49,747	0.1
3,151 (2)	Flutter Entertainment PLC - Class DI	677,591	0.9
186 (2)	Grand Canyon Education, Inc.	30,934	0.1
516	H&R Block, Inc.	22,487	0.0
5,503	Hilton Worldwide Holdings, Inc.	1,580,737	2.2
7,394	Las Vegas Sands Corp.	481,275	0.7
65	Lithia Motors, Inc.	21,601	0.0
1,444 (2)	Lululemon Athletica, Inc.	300,078	0.4
411	Murphy USA, Inc.	165,847	0.2
9,776 (2)	Norwegian Cruise Line Holdings Ltd.	218,200	0.3
5,383 (2)	On Holding AG - Class A	250,202	0.3
2,024 (2)	Planet Fitness, Inc. - Class A	219,543	0.3
149	Pool Corp.	34,084	0.1
67	Ralph Lauren Corp.	23,692	0.0
4,976	Restaurant Brands International, Inc.	339,512	0.5
62 (2)	RH	11,107	0.0
1,536	Ross Stores, Inc.	276,695	0.4
6,113	Royal Caribbean Cruises Ltd.	1,705,038	2.3
343 (2)	SharkNinja, Inc.	38,382	0.1
4,576	Tapestry, Inc.	584,675	0.8
4,877	Tempur Sealy International, Inc.	435,419	0.6
1,597	Texas Roadhouse, Inc.	265,102	0.4
48 (2)	TopBuild Corp.	20,025	0.0
12,825	Tractor Supply Co.	641,378	0.9
486	Travel + Leisure Co.	34,278	0.1
272 (2)	Ulta Beauty, Inc.	164,563	0.2
679	Vail Resorts, Inc.	90,171	0.1
2,716 (1)(2)	Valvoline, Inc.	78,927	0.1
4,205 (2)	Viking Holdings Ltd.	300,279	0.4
424 (2)	Wayfair, Inc. - Class A	42,574	0.1
1,684 (1)	Wendy's Co.	14,028	0.0
427	Williams-Sonoma, Inc.	76,258	0.1
670	Wingstop, Inc.	159,788	0.2
1,600	Wyndham Hotels & Resorts, Inc.	120,896	0.2
2,260	Yum! Brands, Inc.	341,893	0.5
		15,703,651	21.5

	Consumer Staples: 1.5%
466 (2)	BJ's Wholesale Club Holdings, Inc.	41,954	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
134	Casey's General Stores, Inc.	$74,063	0.1
3,966 (2)	Celsius Holdings, Inc.	181,405	0.2
187	Coca-Cola Consolidated, Inc.	28,667	0.0
423 (2)	Darling Ingredients, Inc.	15,228	0.0
318 (2)	Freshpet, Inc.	19,376	0.0
425	Hershey Co.	77,341	0.1
455 (2)	Performance Food Group Co.	40,914	0.1
2,362 (2)	Sprouts Farmers Market, Inc.	188,181	0.3
6,192	Sysco Corp.	456,288	0.6
		1,123,417	1.5

	Energy: 2.6%
2,314	Cheniere Energy, Inc.	449,819	0.6
374	HF Sinclair Corp.	17,234	0.0
695	Phillips 66	89,683	0.1
5,124	Targa Resources Corp.	945,378	1.3
1,392	Texas Pacific Land Corp.	399,810	0.6
		1,901,924	2.6

	Financials: 9.7%
3,943 (2)	Affirm Holdings, Inc.	293,477	0.4
784	Ally Financial, Inc.	35,507	0.1
2,036	Ameriprise Financial, Inc.	998,332	1.4
4,539	Ares Management Corp. - Class A	733,639	1.0
1,223	Bank of New York Mellon Corp.	141,978	0.2
4,776 (2)	Block, Inc.	310,870	0.4
15,315 (1)	Blue Owl Capital, Inc.	228,806	0.3
737	Brown & Brown, Inc.	58,739	0.1
125 (1)(2)	Bullish	4,734	0.0
525 (2)	Coinbase Global, Inc. - Class A	118,724	0.2
1,640 (2)	Corpay, Inc.	493,525	0.7
11 (1)(2)	Credit Acceptance Corp.	4,878	0.0
7,254	Equitable Holdings, Inc.	345,653	0.5
141	Everest Re Group Ltd.	47,848	0.1
59	FactSet Research Systems, Inc.	17,121	0.0
151 (1)(2)	Figure Technology Solutions, Inc. - Class A	6,167	0.0
362 (1)(2)	Freedom Holding Corp.	44,048	0.1
637	Hamilton Lane, Inc. - Class A	85,555	0.1
497	Houlihan Lokey, Inc.	86,572	0.1
902	Jefferies Financial Group, Inc.	55,897	0.1
534	Kinsale Capital Group, Inc.	208,858	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
430	Lazard, Inc.	$20,881	0.0
1,922	LPL Financial Holdings, Inc.	686,481	0.9
61 (2)	Markel Corp.	131,129	0.2
370	Morningstar, Inc.	80,405	0.1
864	MSCI, Inc.	495,703	0.7
127	Pinnacle Financial Partners, Inc.	12,117	0.0
142	Popular, Inc.	17,682	0.0
105	RLI Corp.	6,718	0.0
2,390 (2)	Robinhood Markets, Inc. - Class A	270,309	0.4
2,565	Ryan Specialty Holdings, Inc.	132,431	0.2
1,597 (1)(2)	Shift4 Payments, Inc. - Class A	100,563	0.1
673	SLM Corp.	18,211	0.0
4,010 (2)	SoFi Technologies, Inc.	104,982	0.1
11,174 (2)	Toast, Inc. - Class A	396,789	0.5
2,995	TPG, Inc.	191,201	0.3
236	Tradeweb Markets, Inc. - Class A	25,379	0.0
434	UWM Holdings Corp.	1,901	0.0
545	Western Alliance Bancorp	45,818	0.1
67 (2)	WEX, Inc.	9,982	0.0
843	XP, Inc. - Class A	13,800	0.0
		7,083,410	9.7

	Health Care: 15.2%
3,058 (2)	Alnylam Pharmaceuticals, Inc.	1,216,014	1.7
4,417	AmerisourceBergen Corp.	1,491,842	2.0
2,601 (2)	Apellis Pharmaceuticals, Inc.	65,337	0.1
2,893	Cardinal Health, Inc.	594,511	0.8
275 (2)	Caris Life Sciences, Inc.	7,419	0.0
30	Chemed Corp.	12,836	0.0
2,267 (2)	Corcept Therapeutics, Inc.	78,892	0.1
847 (2)	DaVita, Inc.	96,228	0.1
9,433 (2)	Dexcom, Inc.	626,068	0.8
3,221 (2)	Doximity, Inc. - Class A	142,626	0.2
248 (2)	Exact Sciences Corp.	25,187	0.0
5,142 (2)	Exelixis, Inc.	225,374	0.3
2,799 (2)	Halozyme Therapeutics, Inc.	188,373	0.3
1,922 (2)	IDEXX Laboratories, Inc.	1,300,291	1.8
1,001 (2)	Incyte Corp.	98,869	0.1
4,735 (2)	Insmed, Inc.	824,079	1.1
653 (2)	Inspire Medical Systems, Inc.	60,226	0.1
1,692 (2)	Insulet Corp.	480,934	0.7
3,545 (2)	Ionis Pharmaceuticals, Inc.	280,445	0.4
1,087 (2)	Masimo Corp.	141,375	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
539 (2)	Medpace Holdings, Inc.	$302,729	0.4
673 (2)	Molina Healthcare, Inc.	116,792	0.2
3,132 (2)	Natera, Inc.	717,510	1.0
1,999 (2)	Neurocrine Biosciences, Inc.	283,518	0.4
902 (2)	Penumbra, Inc.	280,441	0.4
158 (2)	Repligen Corp.	25,890	0.0
833	ResMed, Inc.	200,645	0.3
1,862 (2)	Sarepta Therapeutics, Inc.	40,070	0.0
485 (2)	Sotera Health Co.	8,555	0.0
2,818 (1)(2)	Summit Therapeutics, Inc.	49,287	0.1
2,317 (1)(2)	Tempus AI, Inc.	136,819	0.2
2,224 (2)	Ultragenyx Pharmaceutical, Inc.	51,152	0.1
2,835 (2)	Veeva Systems, Inc. - Class A	632,857	0.9
210 (1)(2)	Viking Therapeutics, Inc.	7,388	0.0
751 (2)	Waters Corp.	285,252	0.4
		11,095,831	15.2

	Industrials: 20.5%
1,621 (1)	AAON, Inc.	123,601	0.2
479 (2)	Alaska Air Group, Inc.	24,094	0.0
336	Allison Transmission Holdings, Inc.	32,894	0.0
929	AMERCO	43,421	0.1
991 (2)	American Airlines Group, Inc.	15,192	0.0
305	Armstrong World Industries, Inc.	58,286	0.1
140 (1)(2)	Avis Budget Group, Inc.	17,965	0.0
1,800 (2)	Axon Enterprise, Inc.	1,022,274	1.4
2,886	Booz Allen Hamilton Holding Corp.	243,463	0.3
2,554	Broadridge Financial Solutions, Inc.	569,976	0.8
387	BWX Technologies, Inc.	66,889	0.1
117	Carlisle Cos., Inc.	37,424	0.1
205	Carpenter Technology Corp.	64,542	0.1
342 (2)	Ceridian HCM Holding, Inc.	23,653	0.0
839	Comfort Systems USA, Inc.	783,030	1.1
2,658 (2)	Core & Main, Inc. - Class A	138,136	0.2
369	EMCOR Group, Inc.	225,751	0.3
511	Equifax, Inc.	110,877	0.2
3,724 (2)	ExlService Holdings, Inc.	158,047	0.2
22,746	Fastenal Co.	912,797	1.2
271	Ferguson Enterprises, Inc.	60,333	0.1
2,457	FTAI Aviation Ltd.	483,660	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,024	HEICO Corp.	$331,356	0.5
1,809	HEICO Corp. - Class A	456,646	0.6
9,674	Howmet Aerospace, Inc.	1,983,363	2.7
1,226 (1)(2)	Karman Holdings, Inc.	89,706	0.1
228	KBR, Inc.	9,166	0.0
766	Lennox International, Inc.	371,954	0.5
717	Leonardo DRS, Inc.	24,443	0.0
930 (2)	Loar Holdings, Inc.	63,240	0.1
1,486 (2)	Lyft, Inc. - Class A	28,784	0.0
316 (2)	MasTec, Inc.	68,689	0.1
253	Old Dominion Freight Line, Inc.	39,670	0.1
2,436	Paychex, Inc.	273,270	0.4
677	Paycom Software, Inc.	107,887	0.1
970 (2)	Paylocity Holding Corp.	147,925	0.2
2,752	Quanta Services, Inc.	1,161,509	1.6
272	RB Global, Inc.	27,981	0.0
152 (2)	RBC Bearings, Inc.	68,161	0.1
9,981 (2)	Rocket Lab Corp.	696,275	1.0
219	Rockwell Automation, Inc.	85,206	0.1
6,771	Rollins, Inc.	406,395	0.6
83	Simpson Manufacturing Co., Inc.	13,402	0.0
343 (2)	SiteOne Landscape Supply, Inc.	42,724	0.1
1,170	Southwest Airlines Co.	48,356	0.1
302 (2)	Standardaero, Inc.	8,661	0.0
1,177	Tetra Tech, Inc.	39,477	0.1
71 (1)(2)	U-Haul Holding Co.	3,579	0.0
2,283	Veralto Corp.	227,798	0.3
2,026	Verisk Analytics, Inc.	453,196	0.6
9,178	Vertiv Holdings Co. - Class A	1,486,928	2.0
1,093	WillScot Mobile Mini Holdings Corp.	20,581	0.0
901	WW Grainger, Inc.	909,154	1.2
569 (2)	XPO, Inc.	77,333	0.1
		14,989,120	20.5

	Information Technology: 16.7%
530 (2)	Appfolio, Inc. - Class A	123,305	0.2
3,039 (2)	Astera Labs, Inc.	505,568	0.7
3,797	Bentley Systems, Inc. - Class B	144,913	0.2
229	CDW Corp.	31,190	0.0
177 (2)	Circle Internet Group, Inc.	14,036	0.0
7,563 (2)	Cloudflare, Inc. - Class A	1,491,045	2.0
6,968 (2)	Confluent, Inc. - Class A	210,712	0.3
7,531 (2)	Datadog, Inc. - Class A	1,024,141	1.4
3,661 (2)	DocuSign, Inc.	250,412	0.3
1,599 (2)	DoubleVerify Holdings, Inc.	18,293	0.0
1,168 (2)	Dropbox, Inc. - Class A	32,470	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,084 (2)	Dynatrace, Inc.	$307,021	0.4
2,226 (2)	Elastic NV	167,929	0.2
3,071 (2)	Enphase Energy, Inc.	98,426	0.1
589	Entegris, Inc.	49,623	0.1
466 (2)	Fair Isaac Corp.	787,829	1.1
1,776 (2)	Gartner, Inc.	448,049	0.6
1,440	Gen Digital, Inc.	39,154	0.1
3,369 (2)	Gitlab, Inc. - Class A	126,439	0.2
101 (2)	Globant SA	6,602	0.0
3,244 (2)	GoDaddy, Inc. - Class A	402,516	0.5
2,048 (2)	Guidewire Software, Inc.	411,669	0.6
1,227 (2)	HubSpot, Inc.	492,395	0.7
1,661	Jabil, Inc.	378,741	0.5
367 (2)	Kyndryl Holdings, Inc.	9,748	0.0
2,790 (2)	Lattice Semiconductor Corp.	205,288	0.3
127 (2)	Lumentum Holdings, Inc.	46,811	0.1
379 (2)	MACOM Technology Solutions Holdings, Inc.	64,915	0.1
1,446 (2)	Manhattan Associates, Inc.	250,606	0.3
181 (2)	MongoDB, Inc.	75,964	0.1
1,117	Monolithic Power Systems, Inc.	1,012,404	1.4
366 (2)	nCino, Inc.	9,384	0.0
1,903	NetApp, Inc.	203,792	0.3
1,537 (2)	Nutanix, Inc. - Class A	79,448	0.1
1,590 (2)	Okta, Inc.	137,487	0.2
261 (2)	Onto Innovation, Inc.	41,201	0.1
696 (1)	Pegasystems, Inc.	41,565	0.1
2,764 (2)	Procore Technologies, Inc.	201,053	0.3
332 (2)	PTC, Inc.	57,838	0.1
6,423 (2)	Pure Storage, Inc. - Class A	430,405	0.6
1,931 (2)	RingCentral, Inc. - Class A	55,767	0.1
1,926 (2)	Rubrik, Inc. - Class A	147,300	0.2
7,530 (2)	Samsara, Inc. - Class A	266,939	0.4
5,145 (2)	SentinelOne, Inc. - Class A	77,175	0.1
5,678 (2)	Super Micro Computer, Inc.	166,195	0.2
514 (2)	Teradata Corp.	15,646	0.0
583 (2)	Twilio, Inc. - Class A	82,926	0.1
861 (2)	Tyler Technologies, Inc.	390,851	0.5
102	Ubiquiti, Inc.	56,442	0.1
452 (2)	Unity Software, Inc.	19,965	0.0
2,410 (2)	Zscaler, Inc.	542,057	0.7
		12,251,650	16.7

	Materials: 0.3%
1,474	Anglogold Ashanti PLC	125,703	0.2
47	Eagle Materials, Inc.	9,714	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,280 (2)	James Hardie Industries PLC	$47,310	0.0
317	Steel Dynamics, Inc.	53,715	0.1
		236,442	0.3

	Real Estate: 1.3%
788 (2)	CBRE Group, Inc. - Class A	126,703	0.2
1,248 (2)	CoStar Group, Inc.	83,915	0.1
306 (2)	Jones Lang LaSalle, Inc.	102,960	0.1
2,082	Lamar Advertising Co. - Class A	263,540	0.4
1,735	Simon Property Group, Inc.	321,166	0.4
566	Sun Communities, Inc.	70,133	0.1
436	UDR, Inc.	15,992	0.0
		984,409	1.3

	Utilities: 2.8%
4,541	NRG Energy, Inc.	723,109	1.0
8,162	Vistra Corp.	1,316,775	1.8
		2,039,884	2.8
	Total Common Stock (Cost $33,554,018)	71,634,015	97.9

EXCHANGE-TRADED FUNDS: 0.8%
4,502	iShares Russell Mid-Cap Growth ETF	616,504	0.8
	Total Exchange-Traded Funds (Cost $625,409)	616,504	0.8
	Total Long-Term Investments (Cost $34,179,427)	72,250,519	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.2%
788,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $788,170, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $803,983, due 01/31/26-11/15/55)	788,000	1.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
51,176 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $51,187, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $52,200, due 04/30/26-11/15/34)	$51,176	0.1
	Total Repurchase Agreements (Cost $839,176)	839,176	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
83,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $83,000)	$83,000	0.1
	Total Short-Term Investments (Cost $922,176)	922,176	1.3
	Total Investments in Securities (Cost $35,101,603)	$73,172,695	100.0
	Assets in Excess of Other Liabilities	20,168	0.0
	Net Assets	$73,192,863	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	21.5%
Industrials	20.5
Information Technology	16.7
Health Care	15.2
Financials	9.7
Communication Services	5.8
Utilities	2.8
Energy	2.6
Consumer Staples	1.5
Real Estate	1.3
Exchange-Traded Funds	0.8
Sector Diversification	Percentage of Net Assets
Materials	0.3%
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	0.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$71,634,015	$—	$—	$71,634,015
Exchange-Traded Funds	616,504	—	—	616,504
Short-Term Investments	83,000	839,176	—	922,176
Total Investments, at fair value	$72,333,519	$839,176	$—	$73,172,695

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,626)
Total	$(78,626)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$129,432
Total	$129,432

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $36,716,875.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,732,339
Gross Unrealized Depreciation	(3,276,519)
Net Unrealized Appreciation	$36,455,820

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.6%
	Communication Services: 4.2%
10,744 (1)(2)	AST SpaceMobile, Inc.	$780,337	0.1
4,081 (1)	Charter Communications, Inc. - Class A	851,909	0.2
12,276	Electronic Arts, Inc.	2,508,355	0.4
10,075	Fox Corp. - Class A	736,180	0.1
7,270	Fox Corp. - Class B	472,041	0.1
11,891 (1)	Frontier Communications Parent, Inc.	452,690	0.1
162 (1)	GCI Liberty, Inc. - Class A	5,973	0.0
2,056 (1)	GCI Liberty, Inc. - Class C	76,504	0.0
3,273 (1)	IAC, Inc.	127,974	0.0
4,536	Iridium Communications, Inc.	78,836	0.0
807 (1)	Liberty Broadband Corp. - Class A	38,962	0.0
5,546 (1)	Liberty Broadband Corp. - Class C	269,536	0.1
8,152 (1)	Liberty Global Ltd. - Class A	90,813	0.0
6,540 (1)	Liberty Global Ltd. - Class C	72,202	0.0
960 (1)	Liberty Live Holdings, Inc. - Class A	78,240	0.0
2,229 (1)	Liberty Live Holdings, Inc. - Class C	185,364	0.0
1,106 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	98,854	0.0
10,240 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	1,008,742	0.2
7,726 (1)	Live Nation Entertainment, Inc.	1,100,955	0.2
785 (1)(2)	Madison Square Garden Sports Corp.	203,040	0.0
11,709	Match Group, Inc.	378,084	0.1
4,869	Millicom International Cellular SA	269,937	0.1
7,834	New York Times Co. - Class A	543,836	0.1
18,446	News Corp. - Class A	481,810	0.1
6,141	News Corp. - Class B	181,958	0.0
1,373	Nexstar Media Group, Inc.	278,788	0.1
2,320 (1)(2)	NIQ Global Intelligence PLC	38,257	0.0
15,630	Omnicom Group, Inc.	1,262,122	0.2
28,836 (1)	Pinterest, Inc. - Class A	746,564	0.1
6,063 (1)	Reddit, Inc. - Class A	1,393,702	0.2
30,279 (1)	ROBLOX Corp. - Class A	2,453,507	0.4
6,292 (1)	Roku, Inc.	682,619	0.1
9,248	Sirius XM Holdings, Inc.	184,914	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
8,893 (1)	Take-Two Interactive Software, Inc.	$2,276,875	0.4
3,356	TKO Group Holdings, Inc.	701,404	0.1
21,785 (1)	Trade Desk, Inc. - Class A	826,959	0.1
7,817 (1)(2)	Trump Media & Technology Group Corp.	103,497	0.0
113,704 (1)	Warner Bros Discovery, Inc.	3,276,949	0.6
12,949 (1)	ZoomInfo Technologies, Inc.	131,691	0.0
		25,450,980	4.2

	Consumer Discretionary: 11.5%
24,879	ADT, Inc.	200,774	0.0
7,268 (1)	Amer Sports, Inc.	271,460	0.0
10,604 (1)	Aptiv PLC	806,858	0.1
12,716	Aramark	468,712	0.1
1,297 (1)	AutoNation, Inc.	267,805	0.0
10,060	Bath & Body Works, Inc.	202,005	0.0
9,436	Best Buy Co., Inc.	631,551	0.1
2,599 (1)	Birkenstock Holding PLC	106,299	0.0
10,359	BorgWarner, Inc.	466,777	0.1
2,685	Boyd Gaming Corp.	228,869	0.0
2,770 (1)	Bright Horizons Family Solutions, Inc.	280,878	0.0
3,192	Brunswick Corp.	236,974	0.0
3,068 (1)	Burlington Stores, Inc.	886,192	0.1
9,888 (1)	Caesars Entertainment, Inc.	231,280	0.0
7,158 (1)	CarMax, Inc.	276,585	0.0
52,766 (1)	Carnival Corp.	1,611,474	0.3
6,599 (1)	Carvana Co.	2,784,910	0.5
4,862 (1)	Cava Group, Inc.	285,351	0.1
10,663 (1)	Chewy, Inc. - Class A	352,412	0.1
1,318 (2)	Choice Hotels International, Inc.	125,553	0.0
3,227	Churchill Downs, Inc.	367,168	0.1
1,268 (2)	Columbia Sportswear Co.	69,854	0.0
63,869 (1)	Coupang, Inc.	1,506,670	0.2
2,457 (1)	Crocs, Inc.	210,123	0.0
12,840	D.R. Horton, Inc.	1,849,345	0.3
5,704	Darden Restaurants, Inc.	1,049,650	0.2
7,084 (1)	Deckers Outdoor Corp.	734,398	0.1
3,089	Dick's Sporting Goods, Inc.	611,529	0.1
144 (2)	Dillard's, Inc. - Class A	87,313	0.0
1,531	Domino's Pizza, Inc.	638,151	0.1
23,462 (1)	DraftKings, Inc. - Class A	808,501	0.1
1,856 (1)	Duolingo, Inc.	325,728	0.1
5,716 (1)	Dutch Bros, Inc. - Class A	349,934	0.1
22,054	eBay, Inc.	1,920,903	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,781 (1)	Etsy, Inc.	$265,059	0.0
5,721	Expedia Group, Inc.	1,620,816	0.3
2,623 (1)	Five Below, Inc.	494,068	0.1
5,186 (1)	Floor & Decor Holdings, Inc. - Class A	315,776	0.1
7,708 (1)	Flutter Entertainment PLC - Class DI	1,657,528	0.3
190,583	Ford Motor Co.	2,500,449	0.4
19,964 (1)(2)	GameStop Corp. - Class A	400,877	0.1
11,064	Gap, Inc.	283,238	0.0
7,956	Garmin Ltd.	1,613,875	0.3
10,712	Gentex Corp.	249,268	0.0
6,771	Genuine Parts Co.	832,562	0.1
1,342 (1)	Grand Canyon Education, Inc.	223,188	0.0
6,184	H&R Block, Inc.	269,499	0.0
5,337	Harley-Davidson, Inc.	109,355	0.0
6,453	Hasbro, Inc.	529,146	0.1
11,135	Hilton Worldwide Holdings, Inc.	3,198,529	0.5
1,983 (2)	Hyatt Hotels Corp. - Class A	317,915	0.1
14,962	Las Vegas Sands Corp.	973,877	0.2
2,523	Lear Corp.	289,136	0.1
10,015	Lennar Corp. - Class A	1,029,542	0.2
465	Lennar Corp. - Class B	44,231	0.0
1,163	Lithia Motors, Inc.	386,500	0.1
12,517	LKQ Corp.	378,013	0.1
6,052 (1)(2)	Lucid Group, Inc.	63,970	0.0
5,068 (1)	Lululemon Athletica, Inc.	1,053,181	0.2
13,037	Macy's, Inc.	287,466	0.1
15,088 (1)	Mattel, Inc.	299,346	0.1
9,982 (1)	MGM Resorts International	364,243	0.1
2,476 (1)	Mohawk Industries, Inc.	270,627	0.0
831	Murphy USA, Inc.	335,325	0.1
20,310	Newell Brands, Inc.	75,553	0.0
21,917 (1)	Norwegian Cruise Line Holdings Ltd.	489,187	0.1
133 (1)	NVR, Inc.	969,938	0.2
2,983 (1)	Ollie's Bargain Outlet Holdings, Inc.	326,967	0.1
10,893 (1)	On Holding AG - Class A	506,307	0.1
7,048 (1)	Penn Entertainment, Inc.	103,958	0.0
892	Penske Automotive Group, Inc.	141,195	0.0
4,089 (1)	Planet Fitness, Inc. - Class A	443,534	0.1
1,610	Pool Corp.	368,287	0.1
9,482	PulteGroup, Inc.	1,111,859	0.2
2,325	PVH Corp.	155,821	0.0
21,943 (1)	QuantumScape Corp.	228,646	0.0
1,853	Ralph Lauren Corp.	655,239	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
15,795	Restaurant Brands International, Inc.	$1,077,693	0.2
744 (1)	RH	133,288	0.0
38,388 (1)	Rivian Automotive, Inc. - Class A	756,627	0.1
15,555	Ross Stores, Inc.	2,802,078	0.5
12,369	Royal Caribbean Cruises Ltd.	3,449,961	0.6
6,657	Service Corp. International	519,046	0.1
4,065 (1)	SharkNinja, Inc.	454,873	0.1
10,096	Tapestry, Inc.	1,289,966	0.2
9,869	Tempur Sealy International, Inc.	881,104	0.1
3,226	Texas Roadhouse, Inc.	535,516	0.1
2,458	Thor Industries, Inc.	252,363	0.0
4,681	Toll Brothers, Inc.	632,965	0.1
1,369 (1)	TopBuild Corp.	571,133	0.1
25,952	Tractor Supply Co.	1,297,860	0.2
2,993	Travel + Leisure Co.	211,096	0.0
2,204 (1)	Ulta Beauty, Inc.	1,333,442	0.2
9,201 (1)(2)	Under Armour, Inc. - Class A	45,729	0.0
9,146 (1)	Under Armour, Inc. - Class C	43,901	0.0
1,682	Vail Resorts, Inc.	223,370	0.0
6,191 (1)	Valvoline, Inc.	179,910	0.0
17,107	VF Corp.	309,295	0.1
8,495 (1)	Viking Holdings Ltd.	606,628	0.1
4,780 (1)	Wayfair, Inc. - Class A	479,960	0.1
7,801 (2)	Wendy's Co.	64,982	0.0
2,614 (2)	Whirlpool Corp.	188,574	0.0
5,781	Williams-Sonoma, Inc.	1,032,429	0.2
1,354	Wingstop, Inc.	322,915	0.1
3,613	Wyndham Hotels & Resorts, Inc.	272,998	0.0
3,724	Wynn Resorts Ltd.	448,109	0.1
3,952 (1)	YETI Holdings, Inc.	174,560	0.0
13,608	Yum! Brands, Inc.	2,058,618	0.3
		70,136,071	11.5

	Consumer Staples: 4.6%
19,289	Albertsons Cos., Inc. - Class A	331,192	0.1
23,334	Archer-Daniels-Midland Co.	1,341,472	0.2
6,123 (1)	BellRing Brands, Inc.	163,668	0.0
6,380 (1)	BJ's Wholesale Club Holdings, Inc.	574,391	0.1
377 (1)	Boston Beer Co., Inc. - Class A	73,564	0.0
2,124	Brown-Forman Corp. - Class A	55,882	0.0
7,196	Brown-Forman Corp. - Class B	187,528	0.0
6,576	Bunge Global SA	585,790	0.1
9,447 (2)	Campbell Soup Co.	263,288	0.0
1,806	Casey's General Stores, Inc.	998,194	0.2
8,010 (1)	Celsius Holdings, Inc.	366,377	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
11,732	Church & Dwight Co., Inc.	$983,728	0.2
5,947	Clorox Co.	599,636	0.1
2,766	Coca-Cola Consolidated, Inc.	424,028	0.1
23,187	Conagra Brands, Inc.	401,367	0.1
6,936	Constellation Brands, Inc. - Class A	956,891	0.2
16,821 (1)	Coty, Inc. - Class A	51,809	0.0
7,620 (1)	Darling Ingredients, Inc.	274,320	0.0
10,723	Dollar General Corp.	1,423,693	0.2
9,404 (1)	Dollar Tree, Inc.	1,156,786	0.2
2,668 (1)	e.l.f. Beauty, Inc.	202,875	0.0
11,963	Estee Lauder Cos., Inc. - Class A	1,252,765	0.2
9,096	Flowers Foods, Inc.	98,964	0.0
2,319 (1)	Freshpet, Inc.	141,297	0.0
26,040	General Mills, Inc.	1,210,860	0.2
7,112	Hershey Co.	1,294,242	0.2
14,092	Hormel Foods Corp.	333,980	0.1
3,112	Ingredion, Inc.	343,129	0.1
5,050	JM Smucker Co.	493,941	0.1
92,769	Kenvue, Inc.	1,600,265	0.3
41,681	Kraft Heinz Co.	1,010,764	0.2
29,605	Kroger Co.	1,849,720	0.3
6,555	Lamb Weston Holdings, Inc.	274,589	0.0
8,395 (1)	Maplebear, Inc.	377,607	0.1
12,360	McCormick & Co., Inc.	841,840	0.1
7,977	Molson Coors Beverage Co. - Class B	372,366	0.1
7,450 (1)	Performance Food Group Co.	669,904	0.1
2,015	Pilgrim's Pride Corp.	78,565	0.0
2,368 (1)	Post Holdings, Inc.	234,550	0.0
12,509	Primo Brands Corp. - Class A	204,522	0.0
2,656	Reynolds Consumer Products, Inc.	60,876	0.0
12	Seaboard Corp.	53,338	0.0
2,202	Smithfield Foods, Inc.	49,171	0.0
4,770 (1)	Sprouts Farmers Market, Inc.	380,026	0.1
23,399	Sysco Corp.	1,724,272	0.3
13,658	Tyson Foods, Inc. - Class A	800,632	0.1
10,950 (1)	US Foods Holding Corp.	824,754	0.1
		27,993,418	4.6

	Energy: 5.6%
16,294	Antero Midstream Corp.	289,870	0.1
14,115 (1)	Antero Resources Corp.	486,403	0.1
17,127	APA Corp.	418,926	0.1
48,416	Baker Hughes Co.	2,204,865	0.4
10,402	Cheniere Energy, Inc.	2,022,045	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
11,101	Chesapeake Energy Corp.	$1,225,106	0.2
2,795	Chord Energy Corp.	259,096	0.0
4,495	Civitas Resources, Inc.	121,769	0.0
36,827	Coterra Energy, Inc.	969,287	0.2
29,955	Devon Energy Corp.	1,097,252	0.2
9,163	Diamondback Energy, Inc.	1,377,474	0.2
4,953	DT Midstream, Inc.	592,775	0.1
30,341	EQT Corp.	1,626,278	0.3
40,971	Halliburton Co.	1,157,840	0.2
7,613	HF Sinclair Corp.	350,807	0.1
94,936	Kinder Morgan, Inc.	2,609,791	0.4
14,847	Marathon Petroleum Corp.	2,414,568	0.4
5,690	Matador Resources Co.	241,484	0.0
17,706	NOV, Inc.	276,745	0.0
34,430	Occidental Petroleum Corp.	1,415,762	0.2
30,507	ONEOK, Inc.	2,242,264	0.4
12,494	Ovintiv, Inc.	489,640	0.1
34,717	Permian Resources Corp.	487,079	0.1
19,674	Phillips 66	2,538,733	0.4
11,502	Range Resources Corp.	405,560	0.1
10,369	Targa Resources Corp.	1,913,080	0.3
19,566	TechnipFMC PLC	871,861	0.1
2,817	Texas Pacific Land Corp.	809,099	0.1
14,840	Valero Energy Corp.	2,415,804	0.4
8,222	Viper Energy, Inc. - Class A	317,616	0.1
3,435	Weatherford International PLC	268,823	0.0
		33,917,702	5.6

	Financials: 15.3%
1,345	Affiliated Managers Group, Inc.	387,737	0.1
13,418 (1)	Affirm Holdings, Inc.	998,702	0.2
52,284 (2)	AGNC Investment Corp.	560,485	0.1
12,882	Allstate Corp.	2,681,388	0.4
13,471	Ally Financial, Inc.	610,102	0.1
3,221	American Financial Group, Inc.	440,246	0.1
4,538	Ameriprise Financial, Inc.	2,225,163	0.4
33,365	Annaly Capital Management, Inc.	746,041	0.1
17,413 (1)	Arch Capital Group Ltd.	1,670,255	0.3
9,186	Ares Management Corp. - Class A	1,484,733	0.2
2,470	Assurant, Inc.	594,900	0.1
2,167	Assured Guaranty Ltd.	194,748	0.0
3,627	Axis Capital Holdings Ltd.	388,415	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
34,063	Bank of New York Mellon Corp.	$3,954,374	0.6
5,200	Bank OZK	239,304	0.0
26,111 (1)	Block, Inc.	1,699,565	0.3
30,991 (2)	Blue Owl Capital, Inc.	463,006	0.1
1,078	BOK Financial Corp.	127,700	0.0
2,784 (1)	Brighthouse Financial, Inc.	180,375	0.0
14,098	Brown & Brown, Inc.	1,123,611	0.2
1,614 (1)(2)	Bullish	61,122	0.0
12,767	Carlyle Group, Inc.	754,657	0.1
5,114	Cboe Global Markets, Inc.	1,283,614	0.2
7,520	Cincinnati Financial Corp.	1,228,166	0.2
20,954	Citizens Financial Group, Inc.	1,223,923	0.2
1,032	CNA Financial Corp.	49,268	0.0
10,879 (1)	Coinbase Global, Inc. - Class A	2,460,177	0.4
14,418	Columbia Banking System, Inc.	402,983	0.1
6,222	Comerica, Inc.	540,879	0.1
6,305	Commerce Bancshares, Inc.	330,004	0.1
12,859	Corebridge Financial, Inc.	387,956	0.1
3,318 (1)	Corpay, Inc.	998,486	0.2
214 (1)(2)	Credit Acceptance Corp.	94,901	0.0
2,897	Cullen/Frost Bankers, Inc.	366,847	0.1
6,672	East West Bancorp, Inc.	749,866	0.1
14,679	Equitable Holdings, Inc.	699,454	0.1
1,904 (1)	Euronet Worldwide, Inc.	144,914	0.0
1,799	Evercore, Inc. - Class A	612,110	0.1
2,025	Everest Re Group Ltd.	687,184	0.1
17,294	F.N.B. Corp.	295,727	0.0
1,828	FactSet Research Systems, Inc.	530,467	0.1
12,556	Fidelity National Financial, Inc.	685,432	0.1
25,707	Fidelity National Information Services, Inc.	1,708,487	0.3
32,508	Fifth Third Bancorp	1,521,700	0.2
1,695 (1)	Figure Technology Solutions, Inc. - Class A	69,224	0.0
4,741	First American Financial Corp.	291,287	0.0
441	First Citizens BancShares, Inc. - Class A	946,465	0.2
6,017	First Hawaiian, Inc.	152,230	0.0
24,542	First Horizon Corp.	586,554	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
14,827	Franklin Resources, Inc.	$354,217	0.1
860 (1)(2)	Freedom Holding Corp.	104,645	0.0
11,761	Global Payments, Inc.	910,301	0.1
3,886	Globe Life, Inc.	543,496	0.1
1,975	Hamilton Lane, Inc. - Class A	265,262	0.0
1,726	Hanover Insurance Group, Inc.	315,461	0.1
13,714	Hartford Financial Services Group, Inc.	1,889,789	0.3
2,636	Houlihan Lokey, Inc.	459,165	0.1
75,594	Huntington Bancshares, Inc.	1,311,556	0.2
17,731	Invesco Ltd.	465,793	0.1
3,544	Jack Henry & Associates, Inc.	646,709	0.1
6,056	Janus Henderson Group PLC	288,084	0.0
7,460	Jefferies Financial Group, Inc.	462,296	0.1
3,041	Kemper Corp.	123,282	0.0
46,163	KeyCorp	952,804	0.2
1,078	Kinsale Capital Group, Inc.	421,627	0.1
4,484	Lazard, Inc.	217,743	0.0
8,297	Lincoln National Corp.	369,465	0.1
8,225	Loews Corp.	866,175	0.1
3,890	LPL Financial Holdings, Inc.	1,389,391	0.2
7,504	M&T Bank Corp.	1,511,906	0.2
608 (1)	Markel Corp.	1,306,987	0.2
1,777	MarketAxess Holdings, Inc.	322,081	0.1
10,732	MGIC Investment Corp.	313,589	0.1
1,104	Morningstar, Inc.	239,910	0.0
3,555	MSCI, Inc.	2,039,610	0.3
22,106	Nasdaq, Inc.	2,147,156	0.4
9,177	Northern Trust Corp.	1,253,486	0.2
11,135	Old Republic International Corp.	508,201	0.1
5,803	OneMain Holdings, Inc.	391,993	0.1
3,720	Pinnacle Financial Partners, Inc.	354,925	0.1
3,205	Popular, Inc.	399,087	0.1
1,575	Primerica, Inc.	406,917	0.1
10,624	Principal Financial Group, Inc.	937,143	0.2
4,456	Prosperity Bancshares, Inc.	307,954	0.0
17,097	Prudential Financial, Inc.	1,929,909	0.3
8,706	Raymond James Financial, Inc.	1,398,097	0.2
43,174	Regions Financial Corp.	1,170,015	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,220	Reinsurance Group of America, Inc.	$655,141	0.1
2,210	RenaissanceRe Holdings Ltd.	621,364	0.1
26,990	Rithm Capital Corp.	294,191	0.0
3,986	RLI Corp.	255,024	0.0
36,131 (1)	Robinhood Markets, Inc. - Class A	4,086,416	0.7
45,962	Rocket Cos., Inc. - Class A	889,824	0.1
5,191	Ryan Specialty Holdings, Inc.	268,011	0.0
4,994	SEI Investments Co.	409,608	0.1
3,231 (1)(2)	Shift4 Payments, Inc. - Class A	203,456	0.0
9,880	SLM Corp.	267,353	0.0
59,195 (1)	SoFi Technologies, Inc.	1,549,725	0.3
4,887	Southstate Bank Corp.	459,916	0.1
16,850	Starwood Property Trust, Inc.	303,469	0.0
13,605	State Street Corp.	1,755,181	0.3
4,826	Stifel Financial Corp.	604,312	0.1
17,572	Synchrony Financial	1,466,032	0.2
6,756	Synovus Financial Corp.	338,138	0.1
10,557	T. Rowe Price Group, Inc.	1,080,826	0.2
2,553	TFS Financial Corp.	34,159	0.0
22,612 (1)	Toast, Inc. - Class A	802,952	0.1
6,446	TPG, Inc.	411,513	0.1
5,692	Tradeweb Markets, Inc. - Class A	612,118	0.1
8,252	Unum Group	639,530	0.1
8,340	UWM Holdings Corp.	36,529	0.0
3,871	Virtu Financial, Inc. - Class A	128,982	0.0
4,684 (3)	Voya Financial, Inc.	348,911	0.1
14,166	W.R. Berkley Corp.	993,320	0.2
7,999	Webster Financial Corp.	503,457	0.1
5,256	Western Alliance Bancorp	441,872	0.1
15,498	Western Union Co.	144,286	0.0
1,654 (1)	WEX, Inc.	246,413	0.0
120	White Mountains Insurance Group Ltd.	249,364	0.0
4,672	Willis Towers Watson PLC	1,535,219	0.2
3,216	Wintrust Financial Corp.	449,661	0.1
19,310	XP, Inc. - Class A	316,105	0.1
7,065	Zions Bancorp NA	413,585	0.1
		93,747,124	15.3

	Health Care: 9.9%
4,433 (1)	Acadia Healthcare Co., Inc.	62,904	0.0
13,911	Agilent Technologies, Inc.	1,892,870	0.3
3,340 (1)	Align Technology, Inc.	521,541	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,188 (1)	Alnylam Pharmaceuticals, Inc.	$2,460,658	0.4
8,939	AmerisourceBergen Corp.	3,019,147	0.5
5,253 (1)	Apellis Pharmaceuticals, Inc.	131,955	0.0
32,187 (1)	Avantor, Inc.	368,863	0.1
24,958	Baxter International, Inc.	476,947	0.1
7,131 (1)	Biogen, Inc.	1,254,985	0.2
9,263 (1)	BioMarin Pharmaceutical, Inc.	550,500	0.1
904 (1)	Bio-Rad Laboratories, Inc. - Class A	273,903	0.0
7,540	Bio-Techne Corp.	443,427	0.1
5,033	Bruker Corp.	237,105	0.0
11,650	Cardinal Health, Inc.	2,394,075	0.4
1,092 (1)	Caris Life Sciences, Inc.	29,462	0.0
23,925 (1)	Centene Corp.	984,514	0.2
5,906 (1)	Certara, Inc.	52,032	0.0
2,377 (1)	Charles River Laboratories International, Inc.	474,164	0.1
679	Chemed Corp.	290,517	0.1
9,724 (1)	Cooper Cos., Inc.	796,979	0.1
4,580 (1)	Corcept Therapeutics, Inc.	159,384	0.0
1,715 (1)	DaVita, Inc.	194,841	0.0
9,701	Dentsply Sirona, Inc.	110,882	0.0
19,088 (1)	Dexcom, Inc.	1,266,871	0.2
6,507 (1)	Doximity, Inc. - Class A	288,130	0.0
24,024 (1)	Elanco Animal Health, Inc.	543,663	0.1
4,863	Encompass Health Corp.	516,159	0.1
7,952 (1)	Envista Holdings Corp.	172,638	0.0
9,093 (1)	Exact Sciences Corp.	923,485	0.2
12,843 (1)	Exelixis, Inc.	562,909	0.1
22,345	GE HealthCare Technologies, Inc.	1,832,737	0.3
5,463 (1)	Globus Medical, Inc. - Class A	476,975	0.1
5,664 (1)	Halozyme Therapeutics, Inc.	381,187	0.1
5,110 (1)	Henry Schein, Inc.	386,214	0.1
10,890 (1)	Hologic, Inc.	811,196	0.1
5,893	Humana, Inc.	1,509,374	0.2
3,889 (1)	IDEXX Laboratories, Inc.	2,631,025	0.4
7,500 (1)	Illumina, Inc.	983,700	0.2
7,833 (1)	Incyte Corp.	773,665	0.1
10,223 (1)	Insmed, Inc.	1,779,211	0.3
1,321 (1)	Inspire Medical Systems, Inc.	121,836	0.0
3,423 (1)	Insulet Corp.	972,954	0.2
7,720 (1)	Ionis Pharmaceuticals, Inc.	610,729	0.1
8,247 (1)	IQVIA Holdings, Inc.	1,858,956	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,838 (1)	Jazz Pharmaceuticals PLC	$482,460	0.1
4,079	Labcorp Holdings, Inc.	1,023,340	0.2
2,196 (1)	Masimo Corp.	285,612	0.0
1,090 (1)	Medpace Holdings, Inc.	612,199	0.1
1,004 (1)	Mettler-Toledo International, Inc.	1,399,767	0.2
17,493 (1)	Moderna, Inc.	515,869	0.1
2,483 (1)	Molina Healthcare, Inc.	430,900	0.1
6,338 (1)	Natera, Inc.	1,451,972	0.2
4,727 (1)	Neurocrine Biosciences, Inc.	670,430	0.1
12,652	Organon & Co.	90,715	0.0
1,823 (1)	Penumbra, Inc.	566,789	0.1
6,637	Perrigo Co. PLC	92,387	0.0
10,384	QIAGEN N.V.	466,968	0.1
5,442	Quest Diagnostics, Inc.	944,350	0.2
2,567 (1)	Repligen Corp.	420,629	0.1
7,127	ResMed, Inc.	1,716,680	0.3
8,461 (1)	Revolution Medicines, Inc.	673,919	0.1
5,666	Revvity, Inc.	548,186	0.1
19,001 (1)	Roivant Sciences Ltd.	412,322	0.1
18,989	Royalty Pharma PLC - Class A	733,735	0.1
4,518 (1)	Sarepta Therapeutics, Inc.	97,227	0.0
7,207 (1)	Solventum Corp.	571,083	0.1
9,958 (1)	Sotera Health Co.	175,659	0.0
4,793	STERIS PLC	1,215,121	0.2
5,691 (1)(2)	Summit Therapeutics, Inc.	99,536	0.0
2,152	Teleflex, Inc.	262,630	0.0
4,689 (1)(2)	Tempus AI, Inc.	276,885	0.0
4,252 (1)	Tenet Healthcare Corp.	844,957	0.1
4,500 (1)	Ultragenyx Pharmaceutical, Inc.	103,500	0.0
2,070 (1)	United Therapeutics Corp.	1,008,608	0.2
2,615	Universal Health Services, Inc. - Class B	570,122	0.1
7,206 (1)	Veeva Systems, Inc. - Class A	1,608,595	0.3
56,365	Viatris, Inc.	701,744	0.1
5,309 (1)(2)	Viking Therapeutics, Inc.	186,771	0.0
2,907 (1)	Waters Corp.	1,104,166	0.2
3,495	West Pharmaceutical Services, Inc.	961,614	0.2
9,668	Zimmer Biomet Holdings, Inc.	869,347	0.1
		60,782,063	9.9

	Industrials: 18.4%
5,538	A.O. Smith Corp.	370,381	0.1
3,274 (2)	AAON, Inc.	249,643	0.0
1,507	Acuity Brands, Inc.	542,580	0.1
3,449	Advanced Drainage Systems, Inc.	499,519	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,460	AECOM	$615,832	0.1
3,022	AGCO Corp.	315,255	0.1
5,074	Air Lease Corp.	325,903	0.1
5,598 (1)	Alaska Air Group, Inc.	281,579	0.0
4,201	Allegion PLC	668,883	0.1
4,049	Allison Transmission Holdings, Inc.	396,397	0.1
7,758 (1)	Amentum Holdings, Inc.	224,982	0.0
4,927	AMERCO	230,288	0.0
31,772 (1)	American Airlines Group, Inc.	487,065	0.1
11,247	AMETEK, Inc.	2,309,122	0.4
17,986 (1)	API Group Corp.	688,144	0.1
1,828	Applied Industrial Technologies, Inc.	469,376	0.1
2,095	Armstrong World Industries, Inc.	400,354	0.1
6,576 (1)	ATI, Inc.	754,662	0.1
823 (1)(2)	Avis Budget Group, Inc.	105,607	0.0
3,642 (1)	Axon Enterprise, Inc.	2,068,401	0.3
5,840	Booz Allen Hamilton Holding Corp.	492,662	0.1
5,689	Broadridge Financial Solutions, Inc.	1,269,614	0.2
5,288 (1)	Builders FirstSource, Inc.	544,082	0.1
4,454	BWX Technologies, Inc.	769,829	0.1
1,059 (1)	CACI International, Inc. - Class A	564,246	0.1
2,022	Carlisle Cos., Inc.	646,757	0.1
2,349	Carpenter Technology Corp.	739,559	0.1
7,516 (1)	Ceridian HCM Holding, Inc.	519,807	0.1
5,734	CH Robinson Worldwide, Inc.	921,798	0.2
17,922 (1)(2)	Clarivate PLC	59,859	0.0
2,473 (1)	Clean Harbors, Inc.	579,869	0.1
42,763	CNH Industrial NV	394,275	0.1
1,698	Comfort Systems USA, Inc.	1,584,726	0.3
2,180	Concentrix Corp.	90,644	0.0
9,249 (1)	Core & Main, Inc. - Class A	480,671	0.1
2,397	Crane Co.	442,079	0.1
6,719	Cummins, Inc.	3,429,714	0.6
1,835	Curtiss-Wright Corp.	1,011,580	0.2
31,839	Delta Air Lines, Inc.	2,209,627	0.4
5,659	Donaldson Co., Inc.	501,727	0.1
6,620	Dover Corp.	1,292,489	0.2
2,159	EMCOR Group, Inc.	1,320,855	0.2
5,956	Equifax, Inc.	1,292,333	0.2
2,774	Esab Corp.	309,911	0.1
2,479 (1)	Everus Construction Group, Inc.	212,103	0.0
7,535 (1)	ExlService Holdings, Inc.	319,785	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,593	Expeditors International of Washington, Inc.	$982,423	0.2
56,041	Fastenal Co.	2,248,925	0.4
9,325	Ferguson Enterprises, Inc.	2,076,025	0.3
6,184	Flowserve Corp.	429,046	0.1
15,487	Fortive Corp.	855,037	0.1
5,893	Fortune Brands Innovations, Inc.	294,768	0.0
4,973	FTAI Aviation Ltd.	978,935	0.2
1,470 (1)	FTI Consulting, Inc.	251,120	0.0
12,354 (1)	Gates Industrial Corp. PLC	265,240	0.0
2,821 (1)	Generac Holdings, Inc.	384,700	0.1
7,842	Genpact Ltd.	366,849	0.1
8,105	Graco, Inc.	664,367	0.1
5,470 (1)	GXO Logistics, Inc.	287,941	0.0
9,668 (1)	Hayward Holdings, Inc.	149,371	0.0
2,072	HEICO Corp.	670,478	0.1
3,661	HEICO Corp. - Class A	924,146	0.2
3,857	Hexcel Corp.	285,032	0.0
19,576	Howmet Aerospace, Inc.	4,013,472	0.7
2,612	Hubbell, Inc.	1,160,015	0.2
1,901	Huntington Ingalls Industries, Inc.	646,473	0.1
3,690	IDEX Corp.	656,599	0.1
19,410	Ingersoll Rand, Inc.	1,537,660	0.3
4,131	ITT, Inc.	716,770	0.1
5,811	Jacobs Solutions, Inc.	769,725	0.1
3,740	JB Hunt Transport Services, Inc.	726,832	0.1
2,482 (1)(2)	Karman Holdings, Inc.	181,608	0.0
6,139	KBR, Inc.	246,788	0.0
2,720 (1)	Kirby Corp.	299,690	0.0
7,670	Knight-Swift Transportation Holdings, Inc.	400,988	0.1
9,117	L3Harris Technologies, Inc.	2,676,478	0.4
1,663	Landstar System, Inc.	238,973	0.0
6,225	Leidos Holdings, Inc.	1,122,990	0.2
1,548	Lennox International, Inc.	751,678	0.1
3,685	Leonardo DRS, Inc.	125,622	0.0
2,617	Lincoln Electric Holdings, Inc.	627,138	0.1
2,078 (1)	Loar Holdings, Inc.	141,304	0.0
18,760 (1)	Lyft, Inc. - Class A	363,381	0.1
2,244	ManpowerGroup, Inc.	66,714	0.0
10,142	Masco Corp.	643,611	0.1
3,036 (1)	MasTec, Inc.	659,935	0.1
2,325 (1)	Middleby Corp.	345,658	0.1
1,802	MSA Safety, Inc.	288,572	0.0
2,142	MSC Industrial Direct Co., Inc. - Class A	180,142	0.0
5,294	Mueller Industries, Inc.	607,751	0.1
2,598	Nordson Corp.	624,637	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,773	nVent Electric PLC	$792,613	0.1
9,098	Old Dominion Freight Line, Inc.	1,426,566	0.2
3,068	Oshkosh Corp.	385,433	0.1
19,050	Otis Worldwide Corp.	1,664,017	0.3
4,051	Owens Corning	453,347	0.1
2,571 (1)	Parsons Corp.	158,888	0.0
15,753	Paychex, Inc.	1,767,172	0.3
2,500	Paycom Software, Inc.	398,400	0.1
2,141 (1)	Paylocity Holding Corp.	326,503	0.1
7,985	Pentair PLC	831,558	0.1
7,190	Quanta Services, Inc.	3,034,611	0.5
29,822 (1)(2)	QXO, Inc.	575,266	0.1
9,049	RB Global, Inc.	930,871	0.2
1,511 (1)	RBC Bearings, Inc.	677,578	0.1
3,218	Regal Rexnord Corp.	451,550	0.1
4,818	Robert Half International, Inc.	130,857	0.0
20,197 (1)	Rocket Lab Corp.	1,408,943	0.2
5,524	Rockwell Automation, Inc.	2,149,223	0.4
13,702	Rollins, Inc.	822,394	0.1
1,918	Ryder System, Inc.	367,086	0.1
1,298 (1)	Saia, Inc.	423,823	0.1
2,244	Schneider National, Inc. - Class B	59,533	0.0
2,239	Science Applications International Corp.	225,378	0.0
7,067	Sensata Technologies Holding PLC	235,260	0.0
2,041	Simpson Manufacturing Co., Inc.	329,560	0.1
2,153 (1)	SiteOne Landscape Supply, Inc.	268,178	0.0
2,502	Snap-on, Inc.	862,189	0.1
22,493	Southwest Airlines Co.	929,636	0.2
10,214	SS&C Technologies Holdings, Inc.	892,908	0.1
6,903 (1)	Standardaero, Inc.	197,978	0.0
7,545	Stanley Black & Decker, Inc.	560,443	0.1
12,796	Tetra Tech, Inc.	429,178	0.1
8,575	Textron, Inc.	747,483	0.1
3,047	Timken Co.	256,344	0.0
4,804	Toro Co.	378,171	0.1
9,516	TransUnion	815,997	0.1
5,199 (1)	Trex Co., Inc.	182,381	0.0
375 (1)	U-Haul Holding Co.	18,904	0.0
15,889 (1)	United Airlines Holdings, Inc.	1,776,708	0.3
3,099	United Rentals, Inc.	2,508,083	0.4
951	Valmont Industries, Inc.	382,606	0.1
11,639	Veralto Corp.	1,161,339	0.2
6,832	Verisk Analytics, Inc.	1,528,250	0.2
18,573	Vertiv Holdings Co. - Class A	3,009,012	0.5
1,699 (2)	Watsco, Inc.	572,478	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,335	WESCO International, Inc.	$571,234	0.1
8,278	Westinghouse Air Brake Technologies Corp.	1,766,939	0.3
8,668	WillScot Mobile Mini Holdings Corp.	163,218	0.0
2,924	Woodward, Inc.	883,984	0.1
2,134	WW Grainger, Inc.	2,153,313	0.4
5,596 (1)	XPO, Inc.	760,552	0.1
11,879	Xylem, Inc.	1,617,682	0.3
		112,361,799	18.4

	Information Technology: 12.2%
6,874 (1)	Akamai Technologies, Inc.	599,756	0.1
5,996 (1)	Allegro MicroSystems, Inc.	158,174	0.0
5,285	Amdocs Ltd.	425,495	0.1
5,565	Amkor Technology, Inc.	219,706	0.0
1,072 (1)	Appfolio, Inc. - Class A	249,401	0.0
2,515 (1)	Arrow Electronics, Inc.	277,103	0.0
6,150 (1)	Astera Labs, Inc.	1,023,114	0.2
56,923 (1)(2)	Aurora Innovation, Inc.	218,584	0.0
3,943	Avnet, Inc.	189,579	0.0
7,669	Bentley Systems, Inc. - Class B	292,687	0.0
3,929 (1)	BILL Holdings, Inc.	214,288	0.0
27,883 (1)	CCC Intelligent Solutions Holdings, Inc.	221,670	0.0
6,422	CDW Corp.	874,676	0.1
6,886 (1)	Ciena Corp.	1,610,429	0.3
2,300 (1)	Circle Internet Group, Inc.	182,390	0.0
2,491 (1)	Cirrus Logic, Inc.	295,184	0.1
15,304 (1)	Cloudflare, Inc. - Class A	3,017,184	0.5
8,175	Cognex Corp.	294,136	0.1
23,599	Cognizant Technology Solutions Corp. - Class A	1,958,717	0.3
7,584 (1)	Coherent Corp.	1,399,779	0.2
14,099 (1)	Confluent, Inc. - Class A	426,354	0.1
38,116	Corning, Inc.	3,337,437	0.5
2,386 (2)	Crane Holdings Co.	112,309	0.0
15,239 (1)	Datadog, Inc. - Class A	2,072,352	0.3
9,805 (1)	DocuSign, Inc.	670,662	0.1
2,946	Dolby Laboratories, Inc. - Class A	189,192	0.0
6,988 (1)	DoubleVerify Holdings, Inc.	79,943	0.0
8,926 (1)	Dropbox, Inc. - Class A	248,143	0.0
8,424 (1)	DXC Technology Co.	123,412	0.0
14,334 (1)	Dynatrace, Inc.	621,236	0.1
4,505 (1)	Elastic NV	339,857	0.1
6,201 (1)	Enphase Energy, Inc.	198,742	0.0
7,317	Entegris, Inc.	616,457	0.1
2,629 (1)	EPAM Systems, Inc.	538,630	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,811 (1)	F5, Inc.	$717,536	0.1
1,144 (1)	Fair Isaac Corp.	1,934,069	0.3
4,955 (1)	First Solar, Inc.	1,294,395	0.2
17,962 (1)	Flex Ltd.	1,085,264	0.2
3,595 (1)	Gartner, Inc.	906,947	0.2
26,820	Gen Digital, Inc.	729,236	0.1
6,817 (1)	Gitlab, Inc. - Class A	255,842	0.0
5,006 (1)	GLOBALFOUNDRIES, Inc.	174,810	0.0
2,104 (1)	Globant SA	137,538	0.0
6,565 (1)	GoDaddy, Inc. - Class A	814,585	0.1
4,143 (1)	Guidewire Software, Inc.	832,784	0.1
64,014	Hewlett Packard Enterprise Co.	1,537,616	0.3
46,045	HP, Inc.	1,025,883	0.2
2,482 (1)	HubSpot, Inc.	996,027	0.2
1,000 (2)	Ingram Micro Holding Corp.	21,340	0.0
1,218 (1)	IPG Photonics Corp.	87,209	0.0
5,150	Jabil, Inc.	1,174,303	0.2
8,400 (1)	Keysight Technologies, Inc.	1,706,796	0.3
11,269 (1)	Kyndryl Holdings, Inc.	299,305	0.1
6,625 (1)	Lattice Semiconductor Corp.	487,467	0.1
1,197	Littelfuse, Inc.	302,745	0.1
3,438 (1)	Lumentum Holdings, Inc.	1,267,212	0.2
3,089 (1)	MACOM Technology Solutions Holdings, Inc.	529,084	0.1
2,921 (1)	Manhattan Associates, Inc.	506,239	0.1
25,765	Microchip Technology, Inc.	1,641,746	0.3
3,273	MKS Instruments, Inc.	523,025	0.1
3,850 (1)	MongoDB, Inc.	1,615,806	0.3
2,260	Monolithic Power Systems, Inc.	2,048,374	0.3
5,194 (1)	nCino, Inc.	133,174	0.0
9,754	NetApp, Inc.	1,044,556	0.2
12,646 (1)	Nutanix, Inc. - Class A	653,672	0.1
8,170 (1)	Okta, Inc.	706,460	0.1
19,943 (1)	ON Semiconductor Corp.	1,079,913	0.2
2,370 (1)	Onto Innovation, Inc.	374,128	0.1
4,236 (2)	Pegasystems, Inc.	252,974	0.0
5,583 (1)	Procore Technologies, Inc.	406,107	0.1
5,821 (1)	PTC, Inc.	1,014,076	0.2
15,162 (1)	Pure Storage, Inc. - Class A	1,016,006	0.2
10,217	Qnity Electronics, Inc.	834,218	0.1
4,097 (1)	Qorvo, Inc.	346,237	0.1
5,513	Ralliant Corp.	280,667	0.0
3,901 (1)	RingCentral, Inc. - Class A	112,661	0.0
6,527 (1)	Rubrik, Inc. - Class A	499,185	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,930 (1)(2)	SailPoint, Inc.	$59,274	0.0
15,238 (1)	Samsara, Inc. - Class A	540,187	0.1
6,584 (1)	Sandisk Corp.	1,562,910	0.3
14,407 (1)	SentinelOne, Inc. - Class A	216,105	0.0
7,231	Skyworks Solutions, Inc.	458,518	0.1
25,066 (1)	Super Micro Computer, Inc.	733,682	0.1
3,727	TD SYNNEX Corp.	559,907	0.1
2,269 (1)	Teledyne Technologies, Inc.	1,158,846	0.2
4,573 (1)	Teradata Corp.	139,202	0.0
7,645	Teradyne, Inc.	1,479,766	0.2
11,630 (1)	Trimble, Inc.	911,210	0.2
6,903 (1)	Twilio, Inc. - Class A	981,883	0.2
2,101 (1)	Tyler Technologies, Inc.	953,749	0.2
205	Ubiquiti, Inc.	113,437	0.0
19,606 (1)	UiPath, Inc. - Class A	321,342	0.1
15,722 (1)	Unity Software, Inc.	694,441	0.1
2,141	Universal Display Corp.	250,026	0.0
4,063	VeriSign, Inc.	987,106	0.2
7,061	Vontier Corp.	262,528	0.0
16,610	Western Digital Corp.	2,861,405	0.5
2,481 (1)	Zebra Technologies Corp. - Class A	602,436	0.1
13,007 (1)	Zoom Video Communications, Inc. - Class A	1,122,374	0.2
4,877 (1)	Zscaler, Inc.	1,096,935	0.2
		74,771,264	12.2

	Materials: 5.0%
5,736	Albemarle Corp.	811,300	0.1
12,614	Alcoa Corp.	670,308	0.1
112,516	Amcor PLC	938,383	0.2
24,589	Anglogold Ashanti PLC	2,096,950	0.3
3,188	AptarGroup, Inc.	388,809	0.1
2,209	Ashland, Inc.	129,602	0.0
3,755	Avery Dennison Corp.	682,959	0.1
10,398 (1)	Axalta Coating Systems Ltd.	335,959	0.1
13,287	Ball Corp.	703,812	0.1
5,337	Celanese Corp.	225,648	0.0
7,870	CF Industries Holdings, Inc.	608,666	0.1
27,306 (1)	Cleveland-Cliffs, Inc.	362,624	0.1
33,398	Corteva, Inc.	2,238,668	0.4
5,650	Crown Holdings, Inc.	581,781	0.1
34,543	Dow, Inc.	807,615	0.1
20,435	DuPont de Nemours, Inc.	821,487	0.1
1,550	Eagle Materials, Inc.	320,354	0.1
5,592	Eastman Chemical Co.	356,937	0.1
10,971	Element Solutions, Inc.	274,165	0.0
6,045 (2)	FMC Corp.	83,844	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
14,249	Graphic Packaging Holding Co.	$214,590	0.0
8,007	Huntsman Corp.	80,070	0.0
12,507	International Flavors & Fragrances, Inc.	842,847	0.1
25,587	International Paper Co.	1,007,872	0.2
7,289 (1)	James Hardie Industries PLC	151,247	0.0
3,070	Louisiana-Pacific Corp.	247,933	0.0
12,505	LyondellBasell Industries NV - Class A	541,467	0.1
2,928	Martin Marietta Materials, Inc.	1,823,149	0.3
15,372	Mosaic Co.	370,312	0.1
6,366 (1)(2)	MP Materials Corp.	321,610	0.1
274	NewMarket Corp.	188,309	0.0
11,213	Nucor Corp.	1,828,952	0.3
5,594	Olin Corp.	116,523	0.0
4,311	Packaging Corp. of America	889,058	0.2
10,968	PPG Industries, Inc.	1,123,781	0.2
2,547	Reliance Steel & Aluminum Co.	735,752	0.1
4,001	Royal Gold, Inc.	889,382	0.2
6,205	RPM International, Inc.	645,320	0.1
2,128	Scotts Miracle-Gro Co.	124,169	0.0
7,105	Sealed Air Corp.	294,360	0.1
4,304	Silgan Holdings, Inc.	173,753	0.0
25,434	Smurfit WestRock PLC	983,533	0.2
4,797	Sonoco Products Co.	209,341	0.0
6,681	Steel Dynamics, Inc.	1,132,095	0.2
6,454	Vulcan Materials Co.	1,840,810	0.3
1,628	Westlake Corp.	120,374	0.0
		30,336,480	5.0
	Real Estate: 6.9%
5,521	Agree Realty Corp.	397,678	0.1
8,357	Alexandria Real Estate Equities, Inc.	408,992	0.1
16,679	American Homes 4 Rent - Class A	535,396	0.1
13,890	Americold Realty Trust, Inc.	178,625	0.0
6,942	AvalonBay Communities, Inc.	1,258,654	0.2
7,732	Boston Properties, Inc.	521,755	0.1
14,832	Brixmor Property Group, Inc.	388,895	0.1
5,153	Camden Property Trust	567,242	0.1
14,516 (1)	CBRE Group, Inc. - Class A	2,334,028	0.4
20,386 (1)	CoStar Group, Inc.	1,370,755	0.2
8,130	Cousins Properties, Inc.	209,591	0.0
21,181	Crown Castle, Inc.	1,882,355	0.3
11,028	CubeSmart	397,559	0.1
16,797	Digital Realty Trust, Inc.	2,598,664	0.4
2,580	EastGroup Properties, Inc.	459,601	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,635	EPR Properties	$181,387	0.0
9,364	Equity LifeStyle Properties, Inc.	567,552	0.1
18,490	Equity Residential	1,165,610	0.2
3,111	Essex Property Trust, Inc.	814,086	0.1
10,284	Extra Space Storage, Inc.	1,339,182	0.2
4,145	Federal Realty Investment Trust	417,816	0.1
1,749 (1)(2)	Fermi, Inc.	13,992	0.0
6,236	First Industrial Realty Trust, Inc.	357,136	0.1
13,233	Gaming and Leisure Properties, Inc.	591,383	0.1
15,987	Healthcare Realty Trust, Inc.	270,980	0.1
33,839	Healthpeak Properties, Inc.	544,131	0.1
5,275	Highwoods Properties, Inc.	136,201	0.0
33,476	Host Hotels & Resorts, Inc.	593,529	0.1
1,508 (1)	Howard Hughes Holdings, Inc.	120,293	0.0
29,869	Invitation Homes, Inc.	830,060	0.1
14,323	Iron Mountain, Inc.	1,188,093	0.2
2,303 (1)	Jones Lang LaSalle, Inc.	774,890	0.1
5,715 (2)	Kilroy Realty Corp.	213,570	0.0
32,621	Kimco Realty Corp.	661,228	0.1
4,206	Lamar Advertising Co. - Class A	532,395	0.1
3,441 (2)	Lineage, Inc.	120,435	0.0
24,304 (2)	Medical Properties Trust, Inc.	121,520	0.0
5,680	Mid-America Apartment Communities, Inc.	789,009	0.1
7,458	Millrose Properties, Inc.	222,770	0.0
9,110	National Retail Properties, Inc.	361,029	0.1
3,430	National Storage Affiliates Trust	96,760	0.0
14,402	Omega Healthcare Investors, Inc.	638,585	0.1
9,568 (2)	Park Hotels & Resorts, Inc.	100,081	0.0
7,773	Rayonier, Inc.	168,285	0.0
44,703	Realty Income Corp.	2,519,908	0.4
8,818	Regency Centers Corp.	608,707	0.1
11,380	Rexford Industrial Realty, Inc.	440,634	0.1
5,242	SBA Communications Corp.	1,013,960	0.2
15,817	Simon Property Group, Inc.	2,927,885	0.5
9,095	STAG Industrial, Inc.	334,332	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
5,978	Sun Communities, Inc.	$740,734	0.1
16,127	UDR, Inc.	591,538	0.1
22,858	Ventas, Inc.	1,768,752	0.3
52,148	VICI Properties, Inc.	1,466,402	0.2
8,593	Vornado Realty Trust	285,975	0.1
35,382	Weyerhaeuser Co.	838,200	0.1
10,581	WP Carey, Inc.	680,993	0.1
2,352 (1)	Zillow Group, Inc. - Class A	160,477	0.0
8,057 (1)	Zillow Group, Inc. - Class C	549,649	0.1
		42,369,924	6.9

	Utilities: 6.0%
34,589	AES Corp.	496,006	0.1
12,539	Alliant Energy Corp.	815,160	0.1
13,174	Ameren Corp.	1,315,556	0.2
9,508	American Water Works Co., Inc.	1,240,794	0.2
7,813	Atmos Energy Corp.	1,309,693	0.2
6,580 (2)	Brookfield Renewable Corp.	252,277	0.0
31,810	CenterPoint Energy, Inc.	1,219,595	0.2
1,687	Clearway Energy, Inc. - Class A	53,006	0.0
3,971	Clearway Energy, Inc. - Class C	132,075	0.0
14,775	CMS Energy Corp.	1,033,216	0.2
17,597	Consolidated Edison, Inc.	1,747,734	0.3
10,115	DTE Energy Co.	1,304,633	0.2
18,607	Edison International	1,116,792	0.2
21,799	Entergy Corp.	2,014,882	0.3
13,668	Essential Utilities, Inc.	524,304	0.1
11,237	Evergy, Inc.	814,570	0.1
18,133	Eversource Energy	1,220,895	0.2
49,346	Exelon Corp.	2,150,992	0.4
26,788	FirstEnergy Corp.	1,199,299	0.2
2,627	IDACORP, Inc.	332,473	0.1
9,880	MDU Resources Group, Inc.	192,858	0.0
4,370	National Fuel Gas Co.	349,862	0.1
23,292	NiSource, Inc.	972,674	0.2
9,189	NRG Energy, Inc.	1,463,256	0.2
9,787	OGE Energy Corp.	417,905	0.1
107,031	PG&E Corp.	1,719,988	0.3
5,805	Pinnacle West Capital Corp.	514,904	0.1
36,132	PPL Corp.	1,265,343	0.2
24,378	Public Service Enterprise Group, Inc.	1,957,553	0.3
2,214 (1)	Talen Energy Corp.	829,896	0.1
10,476	UGI Corp.	392,117	0.1
16,516	Vistra Corp.	2,664,526	0.4
15,896	WEC Energy Group, Inc.	1,676,392	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
28,893	Xcel Energy, Inc.	$2,134,037	0.3
		36,845,263	6.0
	Total Common Stock (Cost $271,341,068)	608,712,088	99.6
EXCHANGE-TRADED FUNDS: 0.4%
25,284	iShares Russell Mid-Cap ETF	2,434,091	0.4
	Total Exchange-Traded Funds (Cost $2,323,327)	2,434,091	0.4

OTHER: —%
	Communication Services: —%
14,786 (4)(5)(6)	GCI Liberty, Inc. - Class A	—	—

	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $273,664,395)	611,146,179	100.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.1%
1,461,871 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,462,179, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,491,109, due 12/01/30-11/20/75)	1,461,871	0.2
1,829,448 (7)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,829,843, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,866,554, due 01/31/26-11/15/55)	1,829,448	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,719,681 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,720,041, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,754,075, due 10/15/26-12/20/55)	$1,719,681	0.3
460,480 (7)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $460,577, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $469,690, due 04/30/26-11/15/34)	460,480	0.1
1,623,305 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,623,658, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,650,712, due 04/15/28-02/15/55)	1,623,305	0.2
	Total Repurchase Agreements (Cost $7,094,785)	7,094,785	1.1

	Time Deposits: 0.1%
130,000 (7)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	130,000	0.0
120,000 (7)	Mizuho Bank Ltd., 3.640%, 01/02/2026	120,000	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
140,000 (7)	National Bank of Canada, 3.630%, 01/02/2026	$140,000	0.0
170,000 (7)	Royal Bank of Canada, 3.850%, 01/02/2026	170,000	0.1
	Total Time Deposits (Cost $560,000)	560,000	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,604,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $1,604,000)	$1,604,000	0.3
	Total Short-Term Investments (Cost $9,258,785)	9,258,785	1.5
	Total Investments in Securities (Cost $282,923,180)	$620,404,964	101.5
	Liabilities in Excess of Other Assets	(8,895,340)	(1.5)
	Net Assets	$611,509,624	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$608,712,088	$—	$—	$608,712,088
Exchange-Traded Funds	2,434,091	—	—	2,434,091
Short-Term Investments	1,604,000	7,654,785	—	9,258,785
Total Investments, at fair value	$612,750,179	$7,654,785	$—	$620,404,964
Liabilities Table
Other Financial Instruments+
Futures	$(37,074)	$—	$—	$(37,074)
Total Liabilities	$(37,074)	$—	$—	$(37,074)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.

Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.

OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 12/31/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$560,552	$22,258	$(115,857)	$(118,042)	$348,911	$12,714	$167,834	$—
	$560,552	$22,258	$(115,857)	$(118,042)	$348,911	$12,714	$167,834	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
GCI Liberty, Inc. - Class A	5/23/2023	$—	$—
		$—	$—

At December 31, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	6	03/20/26	$1,995,120	$(37,074)
			$1,995,120	$(37,074)

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$37,074
Total Liability Derivatives		$37,074

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(85,315)
Total	$(85,315)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$119,768
Total	$119,768

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $292,881,590.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$357,437,629
Gross Unrealized Depreciation	(29,951,329)
Net Unrealized Appreciation	$327,486,300

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Communication Services: 2.7%
11,864 (1)	Advantage Solutions, Inc.	$10,440	0.0
30,943 (1)	Altice USA, Inc. - Class A	51,056	0.0
51,858 (1)(2)	AMC Entertainment Holdings, Inc. - Class A	80,899	0.0
3,906 (1)	AMC Networks, Inc. - Class A	37,185	0.0
4,139 (1)	Angi, Inc.	53,517	0.0
1,533 (1)	Anterix, Inc.	33,465	0.0
5,965 (1)	Atlanta Braves Holdings, Inc. - Class C	235,319	0.1
1,313	ATN International, Inc.	29,936	0.0
3,136 (1)	Bandwidth, Inc. - Class A	48,451	0.0
3,074 (1)	Boston Omaha Corp. - Class A	38,025	0.0
8,754 (1)(2)	Bumble, Inc. - Class A	31,252	0.0
594	Cable One, Inc.	67,033	0.0
9,080 (1)	CarGurus, Inc.	348,218	0.1
6,410 (1)	Cars.com, Inc.	78,202	0.0
11,540	Cinemark Holdings, Inc.	268,190	0.1
5,052 (2)	Cogent Communications Holdings, Inc.	108,921	0.1
4,167	CuriosityStream, Inc.	15,835	0.0
14,981 (1)	EchoStar Corp. - Class A	1,628,435	0.5
8,655	Entravision Communications Corp. - Class A	25,359	0.0
9,294 (1)	Eventbrite, Inc. - Class A	41,358	0.0
3,190 (1)	EverQuote, Inc. - Class A	86,130	0.0
7,220 (1)	EW Scripps Co. - Class A	28,808	0.0
38,167 (1)(2)	fuboTV, Inc. - Class A	96,181	0.0
16,185 (1)(2)	Gannett Co., Inc.	83,353	0.0
12,924 (1)(2)	Getty Images Holdings, Inc.	17,318	0.0
5,593 (1)(2)	Globalstar, Inc.	341,397	0.1
7,915 (1)	Gogo, Inc.	36,884	0.0
10,129	Gray Television, Inc.	49,024	0.0
3,889 (1)(2)	Grindr, Inc.	52,657	0.0
1,518 (1)	Ibotta, Inc. - Class A	34,504	0.0
1,858	IDT Corp. - Class B	95,148	0.0
13,961 (1)(2)	iHeartMedia, Inc. - Class A	58,078	0.0
4,953 (1)(2)	IMAX Corp.	183,063	0.1
4,496 (2)	John Wiley & Sons, Inc. - Class A	137,712	0.1
17,753 (1)	Liberty Latin America Ltd. - Class C	132,437	0.1
22,201 (1)	Lionsgate Studios Corp.	202,695	0.1
105,559 (1)	Lumen Technologies, Inc.	820,193	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
4,472 (1)	Madison Square Garden Entertainment Corp.	$240,996	0.1
15,591 (1)(2)	Magnite, Inc.	253,042	0.1
2,878	Marcus Corp.	44,638	0.0
3,919 (1)	MediaAlpha, Inc. - Class A	50,751	0.0
8,544	National CineMedia, Inc.	33,236	0.0
4,885 (1)	Newsmax, Inc.	37,761	0.0
25,824 (1)	Nextdoor Holdings, Inc.	54,230	0.0
3,877 (1)	Nexxen International Ltd.	25,356	0.0
10,960 (1)	Playstudios, Inc.	7,140	0.0
6,065	Playtika Holding Corp.	23,957	0.0
4,614 (1)	PubMatic, Inc. - Class A	40,926	0.0
6,422 (1)	QuinStreet, Inc.	92,284	0.0
11,155 (1)(2)	Rumble, Inc.	70,500	0.0
2,279	Scholastic Corp.	67,527	0.0
6,255	Shenandoah Telecommunications Co.	72,308	0.0
2,874	Shutterstock, Inc.	54,893	0.0
4,409	Sinclair, Inc.	67,458	0.0
3,109 (1)(2)	Sphere Entertainment Co.	295,604	0.1
2,442	Spok Holdings, Inc.	32,210	0.0
12,883 (1)	Stagwell, Inc.	62,998	0.0
1,684 (1)	Starz Entertainment Corp.	19,703	0.0
3,302 (1)(2)	TechTarget, Inc.	17,831	0.0
17,126	TEGNA, Inc.	332,416	0.1
10,963	Telephone and Data Systems, Inc.	449,483	0.2
4,201 (1)	Thryv Holdings, Inc.	25,416	0.0
12,828 (1)(2)	TripAdvisor, Inc.	186,776	0.1
9,494 (1)	TrueCar, Inc.	21,456	0.0
16,822 (1)	Uniti Group, Inc.	117,922	0.1
1,592 (1)(2)	Webtoon Entertainment, Inc.	20,744	0.0
6,720 (1)	Yelp, Inc.	204,221	0.1
4,577 (1)(2)	Ziff Davis, Inc.	160,882	0.1
8,114 (1)	ZipRecruiter, Inc. - Class A	31,645	0.0
		8,902,988	2.7

	Consumer Discretionary: 8.8%
5,137 (1)	Abercrombie & Fitch Co. - Class A	646,594	0.2
7,302 (2)	Academy Sports & Outdoors, Inc.	364,808	0.1
6,510 (1)	Accel Entertainment, Inc.	74,279	0.0
3,106	Acushnet Holdings Corp.	247,921	0.1
9,119 (1)	Adient PLC	174,811	0.1
3,977 (1)	Adtalem Global Education, Inc.	411,500	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,664 (2)	Advance Auto Parts, Inc.	$261,895	0.1
2,141	A-Mark Precious Metals, Inc.	72,901	0.0
12,853 (1)(2)	American Axle & Manufacturing Holdings, Inc.	82,388	0.0
17,636	American Eagle Outfitters, Inc.	465,061	0.2
2,055 (1)(2)	American Public Education, Inc.	77,679	0.0
853 (1)	America’s Car-Mart, Inc.	21,547	0.0
8,302 (1)(2)	AMMO, Inc.	14,196	0.0
6,102 (1)	Arhaus, Inc.	68,403	0.0
9,339 (2)	Arko Corp.	42,399	0.0
2,141 (1)	Asbury Automotive Group, Inc.	497,847	0.2
978 (1)	Bally’s Corp.	16,157	0.0
1,538 (1)(2)	Barnes & Noble Education, Inc.	14,134	0.0
3,259 (1)	Beazer Homes USA, Inc.	66,060	0.0
2,340 (1)	BJ’s Restaurants, Inc.	92,196	0.0
1,439 (1)	Black Rock Coffee Bar, Inc. - Class A	32,018	0.0
9,682	Bloomin’ Brands, Inc.	59,738	0.0
3,408 (1)(2)	Boot Barn Holdings, Inc.	601,410	0.2
11,793 (2)	Brightstar Lottery PLC	182,556	0.1
4,887 (1)	Brinker International, Inc.	701,382	0.2
3,474	Buckle, Inc.	185,581	0.1
1,414 (2)	Build-A-Bear Workshop, Inc.	86,636	0.0
3,856 (2)	Caleres, Inc.	46,927	0.0
6,733	Camping World Holdings, Inc. - Class A	65,512	0.0
12,962 (1)	Capri Holdings Ltd.	316,273	0.1
1,740	Carriage Services, Inc.	73,602	0.0
3,887	Carter’s, Inc.	126,055	0.0
858 (1)	Cavco Industries, Inc.	506,855	0.2
2,947	Century Communities, Inc.	174,904	0.1
5,133 (2)	Cheesecake Factory, Inc.	259,114	0.1
559 (1)	Citi Trends, Inc.	23,232	0.0
2,031 (1)	Cooper-Standard Holdings, Inc.	66,678	0.0
15,627 (1)	Coursera, Inc.	115,015	0.0
2,527 (2)	Cracker Barrel Old Country Store, Inc.	64,186	0.0
5,555 (2)	Cricut, Inc. - Class A	27,497	0.0
13,089	Dana, Inc.	310,995	0.1
3,142 (1)(2)	Dave & Buster’s Entertainment, Inc.	50,932	0.0
5,867 (1)(2)	Denny’s Corp.	36,493	0.0
3,148 (2)	Designer Brands, Inc. - Class A	23,390	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,627 (2)	Dine Brands Global, Inc.	$52,292	0.0
3,078 (1)	Dorman Products, Inc.	379,179	0.1
3,583 (1)(2)	Dream Finders Homes, Inc. - Class A	61,269	0.0
7,102 (1)(2)	Driven Brands Holdings, Inc.	105,252	0.0
2,986 (1)	El Pollo Loco Holdings, Inc.	31,234	0.0
7,378	Ermenegildo Zegna NV	75,624	0.0
1,524	Escalade, Inc.	20,559	0.0
2,525	Ethan Allen Interiors, Inc.	57,671	0.0
3,195 (1)	European Wax Center, Inc. - Class A	11,502	0.0
15,085 (1)(2)	EVgo, Inc.	43,897	0.0
15,570 (1)(2)	Faraday Future Intelligent Electric, Inc.	15,881	0.0
10,070 (1)	Figs, Inc. - Class A	114,395	0.0
5,189 (1)	First Watch Restaurant Group, Inc.	78,250	0.0
529	Flexsteel Industries, Inc.	20,890	0.0
4,810 (1)	Fox Factory Holding Corp.	82,299	0.0
8,127 (1)	Frontdoor, Inc.	468,847	0.2
4,442 (1)	Funko, Inc. - Class A	15,103	0.0
16,151	Garrett Motion, Inc.	281,512	0.1
1,200 (1)	Genesco, Inc.	29,724	0.0
24,685 (1)	Genius Sports Ltd.	272,029	0.1
3,617 (1)	Gentherm, Inc.	131,550	0.0
2,795 (1)(2)	GigaCloud Technology, Inc. - Class A	109,788	0.0
3,935	G-III Apparel Group Ltd.	113,958	0.0
10,915 (1)(2)	Global Business Travel Group I	83,500	0.0
2,279	Golden Entertainment, Inc.	61,966	0.0
29,278 (1)	Goodyear Tire & Rubber Co.	256,475	0.1
357	Graham Holdings Co. - Class B	392,200	0.1
3,606 (1)	Green Brick Partners, Inc.	225,952	0.1
1,352	Group 1 Automotive, Inc.	531,742	0.2
2,907 (1)(2)	Groupon, Inc.	51,192	0.0
841	Hamilton Beach Brands Holding Co. - Class A	13,834	0.0
1,828	Haverty Furniture Cos., Inc.	42,702	0.0
2,669 (1)(2)	Helen of Troy Ltd.	56,716	0.0
6,477 (1)(2)	Hilton Grand Vacations, Inc.	289,846	0.1
6,957 (1)	Holley, Inc.	28,732	0.0
562 (1)	Hovnanian Enterprises, Inc. - Class A	54,817	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,989 (1)	Inspired Entertainment, Inc.	$27,977	0.0
2,565	Installed Building Products, Inc.	665,335	0.2
2,138 (2)	Jack in the Box, Inc.	40,515	0.0
789	JAKKS Pacific, Inc.	13,318	0.0
6,825	KB Home	384,998	0.1
3,447 (1)	KinderCare Learning Cos., Inc.	14,891	0.0
12,080	Kohl’s Corp.	246,553	0.1
6,059	Kontoor Brands, Inc.	370,144	0.1
8,742	Krispy Kreme, Inc.	35,143	0.0
711 (1)(2)	Kura Sushi USA, Inc. - Class A	37,207	0.0
1,497 (1)	Lands’ End, Inc.	21,736	0.0
5,359 (1)	Latham Group, Inc.	34,030	0.0
14,255 (1)	Laureate Education, Inc.	479,966	0.2
4,626	La-Z-Boy, Inc.	172,411	0.1
2,594	LCI Industries	314,756	0.1
1,214 (1)	Legacy Housing Corp.	23,697	0.0
15,034	Leggett & Platt, Inc.	165,374	0.1
2,360 (1)	LGI Homes, Inc.	101,386	0.0
15,299 (1)	Life Time Group Holdings, Inc.	406,647	0.1
3,513 (1)	Lincoln Educational Services Corp.	84,839	0.0
4,433 (1)	Lindblad Expeditions Holdings, Inc.	63,924	0.0
4,661 (1)(2)	Livewire Group, Inc.	20,602	0.0
1,567 (1)(2)	Lovesac Co.	23,113	0.0
2,900 (1)	M/I Homes, Inc.	371,055	0.1
2,320 (1)	Malibu Boats, Inc. - Class A	65,447	0.0
2,201 (1)	MarineMax, Inc.	53,330	0.0
3,095 (2)	Marriott Vacations Worldwide Corp.	178,551	0.1
2,227 (1)(2)	MasterCraft Boat Holdings, Inc.	42,113	0.0
2,793 (1)	McGraw Hill, Inc.	46,084	0.0
7,651	Meritage Homes Corp.	503,436	0.2
11,199 (1)(2)	Mister Car Wash, Inc.	62,266	0.0
5,791 (1)	Modine Manufacturing Co.	773,156	0.2
1,464	Monarch Casino & Resort, Inc.	140,105	0.1
3,380	Monro, Inc.	67,735	0.0
1,714 (1)	Motorcar Parts of America, Inc.	21,151	0.0
1,812	Movado Group, Inc.	37,363	0.0
310 (2)	Nathan’s Famous, Inc.	29,007	0.0
8,702 (1)	National Vision Holdings, Inc.	224,686	0.1
3,540 (1)	Navan, Inc. - Class A	60,463	0.0
10,544	OneSpaWorld Holdings Ltd.	218,683	0.1
1,331 (1)	OneWater Marine, Inc. - Class A	14,401	0.0
7,036 (1)	Overstock.com, Inc.	38,417	0.0
1,529 (2)	Oxford Industries, Inc.	52,292	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,649 (2)	Papa John’s International, Inc.	$140,450	0.1
3,591	Patrick Industries, Inc.	389,372	0.1
42,282 (1)	Peloton Interactive, Inc. - Class A	260,457	0.1
6,873	Perdoceo Education Corp.	201,585	0.1
9,289 (1)	Petco Health & Wellness Co., Inc.	26,102	0.0
4,155	Phinia, Inc.	260,477	0.1
5,939 (2)	Polaris, Inc.	375,642	0.1
6,384 (1)(2)	Portillo’s, Inc. - Class A	28,983	0.0
2,521 (1)(2)	Pursuit Attractions and Hospitality, Inc.	84,907	0.0
988	RCI Hospitality Holdings, Inc.	23,554	0.0
10,990 (1)(2)	RealReal, Inc.	173,422	0.1
5,421 (2)	Red Rock Resorts, Inc. - Class A	335,831	0.1
5,787	Rent-A-Center, Inc.	101,620	0.0
4,569 (1)	Revolve Group, Inc.	137,938	0.1
886	Rocky Brands, Inc.	25,986	0.0
9,939 (1)(2)	Rush Street Interactive, Inc.	193,115	0.1
41,469 (1)	Sabre Corp.	56,398	0.0
11,195 (1)	Sally Beauty Holdings, Inc.	159,641	0.1
3,505 (1)	Savers Value Village, Inc.	32,737	0.0
6,673 (1)(2)	Serve Robotics, Inc.	69,266	0.0
4,295 (1)	Shake Shack, Inc. - Class A	348,625	0.1
2,126	Shoe Carnival, Inc.	35,887	0.0
4,432 (2)	Signet Jewelers Ltd.	367,324	0.1
10,720 (1)(2)	Six Flags Entertainment Corp.	164,445	0.1
6,102 (1)	Skyline Champion Corp.	515,619	0.2
2,349 (1)(2)	Sleep Number Corp.	19,872	0.0
4,924	Smith & Wesson Brands, Inc.	48,600	0.0
17,146 (1)(2)	Solid Power, Inc.	72,870	0.0
1,709	Sonic Automotive, Inc. - Class A	105,719	0.0
13,246 (1)	Sonos, Inc.	232,600	0.1
2,550	Standard Motor Products, Inc.	93,967	0.0
7,815	Steven Madden Ltd.	325,417	0.1
12,455 (1)	Stitch Fix, Inc. - Class A	65,389	0.0
2,645	Strategic Education, Inc.	212,129	0.1
466 (1)	Strattec Security Corp.	35,481	0.0
4,700 (1)	Stride, Inc.	305,171	0.1
1,663	Sturm Ruger & Co., Inc.	54,297	0.0
17,947	Super Group SGHC Ltd.	214,467	0.1
1,745	Superior Group of Cos., Inc.	16,892	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,782 (1)	Sweetgreen, Inc. - Class A	$79,646	0.0
3,901 (1)	Target Hospitality Corp.	31,247	0.0
10,491 (1)	Taylor Morrison Home Corp.	617,605	0.2
10,489 (1)	ThredUp, Inc. - Class A	67,025	0.0
14,960 (1)(2)	Topgolf Callaway Brands Corp.	174,583	0.1
9,308 (1)	Tri Pointe Homes, Inc.	292,923	0.1
10,996 (1)	Udemy, Inc.	64,327	0.0
2,990 (1)(2)	United Parks & Resorts, Inc	108,537	0.0
5,191 (1)	Universal Technical Institute, Inc.	135,641	0.1
6,767 (1)	Urban Outfitters, Inc.	509,284	0.2
7,667 (1)	Victoria’s Secret & Co.	415,321	0.1
3,040	Visteon Corp.	289,104	0.1
10,883 (1)	Warby Parker, Inc. - Class A	237,141	0.1
325	Winmark Corp.	131,605	0.1
3,038	Winnebago Industries, Inc.	123,100	0.0
8,783 (2)	Wolverine World Wide, Inc.	159,411	0.1
2,869 (1)(2)	XPEL, Inc.	143,192	0.1
3,125 (1)(2)	Xponential Fitness, Inc. - Class A	25,719	0.0
1,655 (1)	Zumiez, Inc.	43,113	0.0
		29,221,217	8.8

	Consumer Staples: 1.8%
3,669	Andersons, Inc.	195,081	0.1
9,087 (2)	B&G Foods, Inc.	39,074	0.0
12,705 (1)	Beauty Health Co.	17,660	0.0
41,446 (1)(2)	Beyond Meat, Inc.	33,986	0.0
9,418 (1)(2)	BRC, Inc. - Class A	10,454	0.0
1,964	Calavo Growers, Inc.	42,717	0.0
4,815	Cal-Maine Foods, Inc.	383,130	0.1
6,755 (1)	Central Garden & Pet Co. - Class A	197,178	0.1
4,072 (1)	Chefs’ Warehouse, Inc.	253,808	0.1
7,180	Dole PLC	107,628	0.0
4,762	Edgewell Personal Care Co.	81,192	0.0
7,006 (2)	Energizer Holdings, Inc.	139,349	0.1
3,791 (2)	Fresh Del Monte Produce, Inc.	135,073	0.0
10,722 (1)(2)	Grocery Outlet Holding Corp.	108,292	0.0
12,417 (1)	Hain Celestial Group, Inc.	13,286	0.0
11,400 (1)	Herbalife Ltd.	146,946	0.1
5,269 (1)	HF Foods Group, Inc.	11,328	0.0
10,159 (1)	Honest Co., Inc.	26,210	0.0
1,701	Ingles Markets, Inc. - Class A	116,604	0.0
1,968	Inter Parfums, Inc.	166,945	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,740	J & J Snack Foods Corp.	$157,244	0.1
986	John B Sanfilippo & Son, Inc.	69,612	0.0
2,225	Lancaster Colony Corp.	365,834	0.1
2,177	Limoneira Co.	27,485	0.0
4,142 (1)(2)	Mama’s Creations, Inc.	55,876	0.0
1,587	MGP Ingredients, Inc.	38,564	0.0
5,357 (1)	Mission Produce, Inc.	62,141	0.0
2,747 (1)	National Beverage Corp.	87,602	0.0
1,514	Natural Grocers by Vitamin Cottage, Inc.	37,926	0.0
1,744 (1)	Nature’s Sunshine Products, Inc.	37,636	0.0
5,443	Nu Skin Enterprises, Inc. - Class A	52,362	0.0
1,242	Oil-Dri Corp. of America	60,783	0.0
15,750 (1)(2)	Olaplex Holdings, Inc.	21,105	0.0
2,856	PriceSmart, Inc.	350,345	0.1
559 (1)	Seneca Foods Corp. - Class A	61,842	0.0
10,393 (1)	Simply Good Foods Co.	208,691	0.1
2,679	Spectrum Brands Holdings, Inc.	158,275	0.1
11,229 (1)	SunOpta, Inc.	42,670	0.0
2,198	Tootsie Roll Industries, Inc.	80,513	0.0
5,748 (1)	TreeHouse Foods, Inc.	135,595	0.1
1,941	Turning Point Brands, Inc.	210,404	0.1
6,667 (1)	United Natural Foods, Inc.	224,478	0.1
2,819	Universal Corp.	148,702	0.1
1,214 (1)	USANA Health Sciences, Inc.	23,831	0.0
8,626	Utz Brands, Inc.	89,538	0.0
1,228	Village Super Market, Inc. - Class A	43,465	0.0
4,956 (1)	Vita Coco Co., Inc.	262,718	0.1
3,897 (1)(2)	Vital Farms, Inc.	124,470	0.0
6,004 (1)	Waldencast PLC - Class A	11,288	0.0
1,514	WD-40 Co.	298,107	0.1
1,590	Weis Markets, Inc.	101,903	0.0
4,208 (1)(2)	Westrock Coffee Co.	17,127	0.0
4,107 (1)	Zevia PBC - Class A	9,528	0.0
		5,903,601	1.8

	Energy: 4.6%
18,578	Archrock, Inc.	483,400	0.2
4,240	Ardmore Shipping Corp.	44,902	0.0
8,551 (2)	Atlas Energy Solutions, Inc.	80,550	0.0
1,935 (1)	BKV Corp.	52,535	0.0
27,019 (2)	Borr Drilling Ltd.	108,887	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
3,318 (1)	Bristow Group, Inc.	$121,505	0.0
7,671	Cactus, Inc. - Class A	350,411	0.1
8,069	California Resources Corp.	360,765	0.1
7,847 (1)	Calumet, Inc.	155,920	0.1
1,844 (1)(2)	Centrus Energy Corp. - Class A	447,649	0.1
20,854 (1)	Clean Energy Fuels Corp.	43,793	0.0
14,510 (1)(2)	CNX Resources Corp.	533,533	0.2
8,313 (1)(2)	Comstock Resources, Inc.	192,695	0.1
5,646 (2)	Core Laboratories, Inc.	90,505	0.0
5,657 (2)	Core Natural Resources, Inc.	500,701	0.2
26,828 (2)	Crescent Energy Co. - Class A	225,087	0.1
3,479 (1)	CVR Energy, Inc.	88,506	0.0
6,776	Delek US Holdings, Inc.	200,976	0.1
14,433	DHT Holdings, Inc.	176,227	0.1
6,575	Diversified Energy Co.	95,206	0.0
2,424 (1)	DMC Global, Inc.	16,217	0.0
4,354	Dorian LPG Ltd.	105,976	0.0
21,968 (1)(2)	Encore Energy Corp.	54,481	0.0
25,022 (1)	Energy Fuels, Inc./Canada	363,820	0.1
2,701	Excelerate Energy, Inc. - Class A	75,763	0.0
10,559 (1)	Expro Group Holdings NV	140,963	0.1
3,745	FLEX LNG Ltd.	93,438	0.0
2,146	Flowco Holdings, Inc. - Class A	40,216	0.0
1,428 (1)	Forum Energy Technologies, Inc.	52,765	0.0
27,006 (1)	Gevo, Inc.	54,012	0.0
10,734 (2)	Golar LNG Ltd.	399,412	0.1
6,678	Granite Ridge Resources, Inc.	31,387	0.0
7,361 (1)	Green Plains, Inc.	72,138	0.0
1,711 (1)	Gulfport Energy Corp.	355,871	0.1
16,660 (1)	Helix Energy Solutions Group, Inc.	104,458	0.0
10,795	Helmerich & Payne, Inc.	309,601	0.1
2,036 (2)	HighPeak Energy, Inc.	9,651	0.0
1,708 (1)	Infinity Natural Resources, Inc. - Class A	25,159	0.0
4,763 (1)(2)	Innovex International, Inc.	104,167	0.0
4,502 (2)	International Seaways, Inc.	218,572	0.1
4,941 (2)	Kinetik Holdings, Inc.	178,123	0.1
9,284	Kodiak Gas Services, Inc.	347,222	0.1
4,266 (1)	Kolibri Global Energy, Inc.	16,765	0.0
55,581 (1)	Kosmos Energy Ltd.	50,434	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
17,538	Liberty Energy, Inc.	$323,751	0.1
2,876 (1)	Lightbridge Corp.	36,353	0.0
20,087	Magnolia Oil & Gas Corp. - Class A	439,704	0.1
15,050 (2)	Murphy Oil Corp.	470,313	0.2
1,664 (1)	Nabors Industries Ltd.	90,355	0.0
7,110 (1)	National Energy Services Reunited Corp.	111,343	0.0
1,515	Natural Gas Services Group, Inc.	50,980	0.0
3,972	Navigator Holdings Ltd.	68,795	0.0
19,092 (1)(2)	New Fortress Energy, Inc.	21,765	0.0
15,096 (1)(2)	NextDecade Corp.	79,556	0.0
14,080 (2)	Noble Corp. PLC	397,619	0.1
24,828	Nordic American Tankers Ltd.	85,408	0.0
10,288 (2)	Northern Oil and Gas, Inc.	220,883	0.1
10,478 (1)	Oceaneering International, Inc.	251,786	0.1
7,125 (1)	Oil States International, Inc.	48,236	0.0
5,672 (1)	Par Pacific Holdings, Inc.	199,314	0.1
38,541	Patterson-UTI Energy, Inc.	235,486	0.1
9,346	PBF Energy, Inc. - Class A	253,464	0.1
13,595 (2)	Peabody Energy Corp.	403,771	0.1
9,483 (1)	ProPetro Holding Corp.	90,183	0.0
3,420 (1)	REX American Resources Corp.	110,534	0.0
1,583	Riley Exploration Permian, Inc.	41,791	0.0
10,500	RPC, Inc.	57,120	0.0
8,332 (1)(2)	Sable Offshore Corp.	75,155	0.0
4,581	SandRidge Energy, Inc.	66,104	0.0
4,922	Scorpio Tankers, Inc.	250,185	0.1
2,771 (1)	SEACOR Marine Holdings, Inc.	16,681	0.0
7,098 (1)	Seadrill Ltd.	245,591	0.1
10,731	Select Water Solutions, Inc.	112,890	0.0
13,788 (2)	SFL Corp. Ltd.	107,684	0.0
12,529	SM Energy Co.	234,292	0.1
4,530 (2)	Solaris Oilfield Infrastructure, Inc. - Class A	208,244	0.1
1,233 (1)	Summit Midstream Corp.	32,896	0.0
13,701 (1)	Talos Energy, Inc.	150,985	0.1
6,861	Teekay Corp. Ltd.	61,955	0.0
2,729	Teekay Tankers Ltd. - Class A	145,783	0.1
14,538 (1)	TETRA Technologies, Inc.	136,221	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,530 (1)	Tidewater, Inc.	$279,320	0.1
95,407 (1)	Transocean Ltd.	394,031	0.1
2,129 (1)	Transocean Ltd.	8,793	0.0
52,225 (1)(2)	Uranium Energy Corp.	609,988	0.2
12,956	VAALCO Energy, Inc.	47,160	0.0
6,996 (1)(2)	Valaris Ltd.	352,598	0.1
3,411 (2)	Vitesse Energy, Inc.	65,696	0.0
11,612 (2)	W&T Offshore, Inc.	18,928	0.0
5,964	World Fuel Services Corp.	139,737	0.1
		15,423,791	4.6

	Financials: 17.0%
2,334	1st Source Corp.	145,852	0.1
3,765 (2)	Abacus Global Management, Inc.	32,191	0.0
1,372	ACNB Corp.	66,336	0.0
2,830 (2)	Alerus Financial Corp.	63,732	0.0
5,772 (1)(2)	AlTi Global, Inc.	26,782	0.0
2,789	Amalgamated Financial Corp.	89,332	0.0
4,940 (1)	Ambac Financial Group, Inc.	38,433	0.0
4,424	Amerant Bancorp, Inc.	86,312	0.0
2,884	American Coastal Insurance Corp.	36,425	0.0
7,257	Ameris Bancorp	538,977	0.2
2,387	AMERISAFE, Inc.	91,685	0.0
16,343 (2)	Apollo Commercial Real Estate Finance, Inc.	158,200	0.1
21,617 (2)	Arbor Realty Trust, Inc.	167,748	0.1
7,227 (2)	Ares Commercial Real Estate Corp.	34,545	0.0
10,638 (2)	ARMOUR Residential REIT, Inc.	188,186	0.1
2,353	Arrow Financial Corp.	73,884	0.0
6,914 (2)	Artisan Partners Asset Management, Inc. - Class A	281,676	0.1
1,217 (1)	Aspen Insurance Holdings Ltd. - Class A	45,151	0.0
17,779	Associated Banc-Corp.	457,987	0.1
15,702 (2)	Atlantic Union Bankshares Corp.	554,281	0.2
644 (1)(2)	Atlanticus Holdings Corp.	43,116	0.0
5,928 (1)	Axos Financial, Inc.	510,756	0.2
1,593 (1)(2)	Bakkt Holdings, Inc.	15,994	0.0
14,212	Banc of California, Inc.	274,149	0.1
2,385	BancFirst Corp.	252,858	0.1
3,249	Banco Latinoamericano de Comercio Exterior SA - Class E	144,905	0.1
4,723 (1)	Bancorp, Inc.	318,897	0.1
1,028	Bank First Corp.	125,231	0.0
4,271	Bank of Hawaii Corp.	292,008	0.1
2,088	Bank of Marin Bancorp	54,309	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,705	Bank of NT Butterfield & Son Ltd.	$234,403	0.1
8,209	BankUnited, Inc.	365,875	0.1
1,127	Bankwell Financial Group, Inc.	51,639	0.0
3,785	Banner Corp.	237,168	0.1
2,246	Bar Harbor Bankshares	69,738	0.0
1,812	BayCom Corp.	53,273	0.0
9,295	Berkshire Hills Bancorp, Inc.	245,109	0.1
603 (1)(2)	Better Home & Finance Holding Co.	19,646	0.0
40,352	BGC Group, Inc. - Class A	360,343	0.1
17,887 (2)	Blackstone Mortgage Trust, Inc. - Class A	342,178	0.1
3,558 (1)	Blue Foundry Bancorp	44,226	0.0
1,846 (1)	Bowhead Specialty Holdings, Inc.	52,685	0.0
5,069	Bread Financial Holdings, Inc.	375,258	0.1
3,277 (1)	Bridgewater Bancshares, Inc.	57,446	0.0
3,142	Brightsphere Investment Group, Inc.	147,674	0.1
17,187	BrightSpire Capital, Inc.	96,247	0.0
7,908 (1)(2)	BRP Group, Inc. - Class A	190,029	0.1
21,861 (2)	Burford Capital Ltd.	195,000	0.1
1,731	Burke & Herbert Financial Services Corp.	107,859	0.0
3,719	Business First Bancshares, Inc.	97,215	0.0
3,317	Byline Bancorp, Inc.	96,691	0.0
19,666	Cadence Bank	842,491	0.3
3,178	California BanCorp	59,333	0.0
2,144	Camden National Corp.	93,007	0.0
5,753	Cannae Holdings, Inc.	90,495	0.0
5,931 (1)(2)	Cantaloupe, Inc.	62,987	0.0
1,643	Capital Bancorp, Inc.	46,283	0.0
2,128	Capital City Bank Group, Inc.	90,589	0.0
14,929	Capitol Federal Financial, Inc.	101,666	0.0
3,397 (1)	Carter Bankshares, Inc.	66,785	0.0
1,695	Cass Information Systems, Inc.	70,376	0.0
7,378	Cathay General Bancorp	357,021	0.1
3,404	Central Pacific Financial Corp.	106,069	0.0
9,839	Chimera Investment Corp.	122,299	0.0
1,754	ChoiceOne Financial Services, Inc.	51,778	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,465	Citizens & Northern Corp.	$49,719	0.0
656	Citizens Financial Services, Inc.	37,405	0.0
5,799 (1)(2)	Citizens, Inc.	28,009	0.0
1,579 (2)	City Holding Co.	188,217	0.1
2,318	Civista Bancshares, Inc.	51,506	0.0
11,353 (1)	Claros Mortgage Trust, Inc.	34,740	0.0
3,177	CNB Financial Corp.	83,142	0.0
10,640	CNO Financial Group, Inc.	451,881	0.1
1,505 (1)(2)	Coastal Financial Corp.	172,458	0.1
3,144	Cohen & Steers, Inc.	197,380	0.1
4,328 (1)(2)	Columbia Financial, Inc.	67,257	0.0
5,873	Community Bank System, Inc.	337,345	0.1
2,139	Community Trust Bancorp, Inc.	120,853	0.0
2,365	Community West Bancshares	53,213	0.0
8,077	Compass Diversified Holdings	38,770	0.0
5,800	ConnectOne Bancorp, Inc.	152,076	0.1
3,329 (1)	Customers Bancorp, Inc.	243,416	0.1
14,466 (2)	CVB Financial Corp.	269,068	0.1
1,108 (1)	Dave, Inc.	245,322	0.1
323	Diamond Hill Investment Group, Inc.	54,749	0.0
19,262	DigitalBridge Group, Inc.	295,479	0.1
4,787	Dime Community Bancshares, Inc.	144,041	0.1
2,944 (1)	Donnelley Financial Solutions, Inc.	137,455	0.1
12,205	Dynex Capital, Inc.	170,992	0.1
3,259	Eagle Bancorp, Inc.	69,808	0.0
24,234	Eastern Bankshares, Inc.	446,633	0.1
3,187 (1)	eHealth, Inc.	14,660	0.0
10,926 (2)	Ellington Financial, Inc.	148,375	0.1
2,654	Employers Holdings, Inc.	114,573	0.0
3,369	Enact Holdings, Inc.	133,547	0.1
2,585 (1)	Encore Capital Group, Inc.	140,495	0.1
2,700 (1)	Enova International, Inc.	424,440	0.1
4,233	Enterprise Financial Services Corp.	228,582	0.1
2,112	Equity Bancshares, Inc. - Class A	94,301	0.0
907 (2)	Esquire Financial Holdings, Inc.	92,577	0.0
10,408	Essent Group Ltd.	676,624	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,442	EVERTEC, Inc.	$216,488	0.1
4,086	F&G Annuities & Life, Inc.	126,053	0.0
2,003	Farmers & Merchants Bancorp, Inc./Archbold OH	49,514	0.0
5,218	Farmers National Banc Corp.	69,504	0.0
4,545	FB Financial Corp.	253,611	0.1
1,050	Federal Agricultural Mortgage Corp. - Class C	184,349	0.1
6,591	Fidelis Insurance Holdings Ltd.	128,986	0.0
818	Fidelity D&D Bancorp, Inc.	35,608	0.0
530 (1)	Finance Of America Cos., Inc. - Class A	12,831	0.0
2,354	Financial Institutions, Inc.	73,374	0.0
2,002	First Bancorp, Inc.	52,933	0.0
17,334	First BanCorp/Puerto Rico	359,334	0.1
4,502 (2)	First Bancorp/Southern Pines NC	228,657	0.1
3,759	First Bank/Hamilton NJ	61,873	0.0
9,596	First Busey Corp.	228,289	0.1
1,124	First Business Financial Services, Inc.	61,033	0.0
233	First Capital, Inc.	13,794	0.0
11,746	First Commonwealth Financial Corp.	198,038	0.1
2,336	First Community Bankshares, Inc.	78,793	0.0
10,566	First Financial Bancorp	264,361	0.1
15,023	First Financial Bankshares, Inc.	448,737	0.1
1,591	First Financial Corp.	96,128	0.0
7,601 (1)	First Foundation, Inc.	46,822	0.0
9,654 (2)	First Interstate BancSystem, Inc. - Class A	334,028	0.1
6,473	First Merchants Corp.	242,608	0.1
2,898	First Mid Bancshares, Inc.	113,022	0.0
4,409	FirstCash Holdings, Inc.	702,706	0.2
1,559 (1)	Firstsun Capital Bancorp	58,673	0.0
2,372	Five Star Bancorp	84,870	0.0
3,979	Flushing Financial Corp.	60,361	0.0
13,280 (1)	Flywire Corp.	188,045	0.1
1,151 (1)	Forge Global Holdings, Inc.	51,289	0.0
9,723 (2)	Franklin BSP Realty Trust, Inc.	97,522	0.0
19,512	Fulton Financial Corp.	377,167	0.1
1,039 (1)	GBank Financial Holdings, Inc.	35,212	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,393	GCM Grosvenor, Inc. - Class A	$61,049	0.0
44,148 (1)	Genworth Financial, Inc. - Class A	398,656	0.1
4,507	German American Bancorp, Inc.	176,584	0.1
14,132 (2)	Glacier Bancorp, Inc.	622,515	0.2
2,686 (2)	Goosehead Insurance, Inc. - Class A	197,824	0.1
1,217	Great Southern Bancorp, Inc.	74,919	0.0
6,124 (1)	Green Dot Corp. - Class A	78,448	0.0
1,026	Greene County Bancorp, Inc.	22,808	0.0
4,167 (1)	Greenlight Capital Re Ltd. - Class A	60,755	0.0
5,263 (1)	Hamilton Insurance Group Ltd. - Class B	146,838	0.1
9,122	Hancock Whitney Corp.	580,889	0.2
3,763	Hanmi Financial Corp.	101,714	0.0
13,598 (2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	427,385	0.1
862	Hawthorn Bancshares, Inc.	30,067	0.0
2,196	HBT Financial, Inc.	56,767	0.0
1,031	HCI Group, Inc.	197,632	0.1
7,539	Heritage Commerce Corp.	90,543	0.0
4,316	Heritage Financial Corp.	102,073	0.0
2,680 (1)	Heritage Insurance Holdings, Inc.	78,417	0.0
4,852	Hilltop Holdings, Inc.	164,677	0.1
203 (2)	Hingham Institution For Savings The	57,644	0.0
2,162 (1)	Hippo Holdings, Inc.	65,033	0.0
1,044	Home Bancorp, Inc.	60,343	0.0
20,629	Home BancShares, Inc.	573,074	0.2
3,904	HomeStreet, Inc. - Class A	57,116	0.0
2,253	HomeTrust Bancshares, Inc.	96,744	0.0
13,786	Hope Bancorp, Inc.	151,095	0.1
4,575	Horace Mann Educators Corp.	211,274	0.1
5,578	Horizon Bancorp, Inc.	94,603	0.0
5,390	Independent Bank Corp.	393,901	0.1
2,644	Independent Bank Corp. Michigan	86,009	0.0
3,721 (1)	Innventure, Inc.	15,554	0.0
6,105	International Bancshares Corp.	405,616	0.1
3,295 (1)	International Money Express, Inc.	50,611	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,267 (2)	Invesco Mortgage Capital, Inc.	$61,115	0.0
181	Investors Title Co.	45,185	0.0
7,601	Jackson Financial, Inc. - Class A	810,647	0.3
4,332	James River Group Holdings, Inc.	27,552	0.0
2,021	John Marshall Bancorp, Inc.	40,400	0.0
7,227	Kearny Financial Corp.	53,552	0.0
1,430	Kingstone Cos., Inc.	24,067	0.0
2,550 (1)	Kingsway Financial Services, Inc.	34,297	0.0
6,793 (2)	KKR Real Estate Finance Trust, Inc.	55,838	0.0
13,651	Ladder Capital Corp.	150,024	0.1
2,993	Lakeland Financial Corp.	170,781	0.1
6,615 (1)(2)	Lemonade, Inc.	470,856	0.2
12,980 (1)	LendingClub Corp.	245,841	0.1
1,291 (1)	LendingTree, Inc.	68,539	0.0
4,042	Live Oak Bancshares, Inc.	138,843	0.1
8,690 (1)	loanDepot, Inc. - Class A	17,988	0.0
5,515	Marex Group PLC	211,555	0.1
41,927 (1)(2)	Marqeta, Inc. - Class A	199,153	0.1
5,657 (1)	MBIA, Inc.	40,504	0.0
2,166	Mercantile Bank Corp.	104,185	0.0
3,121	Merchants Bancorp	106,301	0.0
3,016	Mercury General Corp.	283,685	0.1
2,919	Metrocity Bankshares, Inc.	77,470	0.0
1,143	Metropolitan Bank Holding Corp.	87,279	0.0
12,534	MFA Financial, Inc.	116,692	0.0
2,249 (1)	Miami International Holdings, Inc.	99,811	0.0
2,562	Mid Penn Bancorp, Inc.	79,473	0.0
1,174	Middlefield Banc Corp.	40,550	0.0
2,639	Midland States Bancorp, Inc.	55,868	0.0
2,102	MidWestOne Financial Group, Inc.	80,927	0.0
8,208	Moelis & Co. - Class A	564,218	0.2
4,357	National Bank Holdings Corp. - Class A	165,610	0.1
7,529 (2)	Navient Corp.	97,877	0.0
4,542	NB Bancorp, Inc.	90,022	0.0
5,932	NBT Bancorp, Inc.	246,297	0.1
1,268	Nelnet, Inc. - Class A	168,593	0.1
4,680 (1)	NerdWallet, Inc. - Class A	63,414	0.0
33,673	New York Community Bancorp, Inc.	423,943	0.1
10,404	New York Mortgage Trust, Inc.	75,949	0.0
2,756	NewtekOne, Inc.	31,281	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,546	Nicolet Bankshares, Inc.	$187,530	0.1
8,767 (1)	NMI Holdings, Inc. - Class A	357,606	0.1
911	Northeast Bank	94,680	0.0
1,763	Northeast Community Bancorp, Inc.	39,861	0.0
4,958	Northfield Bancorp, Inc.	56,670	0.0
2,940	Northrim BanCorp, Inc.	78,233	0.0
15,241	Northwest Bancshares, Inc.	182,892	0.1
1,169	Norwood Financial Corp.	32,790	0.0
6,598	OceanFirst Financial Corp.	118,434	0.0
807 (1)	Ocwen Financial Corp.	36,953	0.0
4,942	OFG Bancorp	202,523	0.1
36,873	Old National Bancorp	822,637	0.3
5,806	Old Second Bancorp, Inc.	113,217	0.0
12,964 (1)	Open Lending Corp.	20,094	0.0
3,946 (1)(2)	Oportun Financial Corp.	20,874	0.0
2,681	OppFi, Inc.	28,043	0.0
1,363	Orange County Bancorp, Inc.	38,914	0.0
11,641 (2)	Orchid Island Capital, Inc.	83,815	0.0
3,619	Origin Bancorp, Inc.	136,111	0.1
2,327	Orrstown Financial Services, Inc.	82,422	0.0
21,582 (1)	Oscar Health, Inc. - Class A	310,133	0.1
6,355 (2)	P10, Inc. - Class A	62,343	0.0
20,212 (2)	Pagseguro Digital Ltd. - Class A	194,844	0.1
2,974 (1)	Palomar Holdings, Inc.	400,776	0.1
1,700	Park National Corp.	258,706	0.1
2,519	Pathward Financial, Inc.	178,849	0.1
7,085 (2)	Patria Investments Ltd. - Class A	112,581	0.0
8,798 (1)	Patriot National Bancorp, Inc.	16,012	0.0
31,775 (1)	Payoneer Global, Inc.	178,576	0.1
3,839 (1)(2)	Paysafe Ltd.	31,058	0.0
3,852 (1)	Paysign, Inc.	19,838	0.0
2,218	Peapack-Gladstone Financial Corp.	61,771	0.0
3,300	PennyMac Financial Services, Inc.	435,072	0.1
10,846 (2)	PennyMac Mortgage Investment Trust	136,117	0.1
4,269 (2)	Peoples Bancorp, Inc.	128,198	0.0
1,415	Peoples Financial Services Corp.	68,925	0.0
6,921	Perella Weinberg Partners	119,733	0.0
1,957	Piper Sandler Cos.	664,812	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,575	PJT Partners, Inc. - Class A	$430,540	0.1
923	Plumas Bancorp	41,249	0.0
3,084 (1)	Ponce Financial Group, Inc.	50,423	0.0
4,735 (1)	PRA Group, Inc.	83,762	0.0
1,388	Preferred Bank/Los Angeles CA	131,069	0.1
2,725 (1)(2)	Priority Technology Holdings, Inc.	14,851	0.0
5,468 (1)	ProAssurance Corp.	132,107	0.1
4,379	PROG Holdings, Inc.	129,137	0.1
14,275	Provident Financial Services, Inc.	281,931	0.1
1,954	QCR Holdings, Inc.	162,768	0.1
14,920	Radian Group, Inc.	536,971	0.2
20,361 (2)	Ready Capital Corp.	44,387	0.0
825	Red River Bancshares, Inc.	58,930	0.0
17,157 (2)	Redwood Trust, Inc.	94,878	0.0
1,134	Regional Management Corp.	43,943	0.0
17,511 (1)	Remitly Global, Inc.	241,652	0.1
10,499	Renasant Corp.	369,775	0.1
9,192 (1)	Repay Holdings Corp.	33,551	0.0
1,240	Republic Bancorp, Inc. - Class A	85,548	0.0
1,295 (1)(2)	Root, Inc. - Class A	93,538	0.0
4,515	S&T Bancorp, Inc.	177,665	0.1
1,708	Safety Insurance Group, Inc.	133,070	0.1
9,328	Seacoast Banking Corp. of Florida	293,086	0.1
6,740	Selective Insurance Group, Inc.	563,936	0.2
15,474 (1)	Selectquote, Inc.	21,818	0.0
5,738	ServisFirst Bancshares, Inc.	411,931	0.1
1,739 (1)(2)	Sezzle, Inc.	110,383	0.0
4,121	Shore Bancshares, Inc.	72,859	0.0
1,954	Sierra Bancorp	63,857	0.0
15,155	Simmons First National Corp. - Class A	285,672	0.1
11,761 (1)	SiriusPoint Ltd.	257,448	0.1
3,996 (1)	Skyward Specialty Insurance Group, Inc.	204,236	0.1
2,384 (1)	Slide Insurance Holdings, Inc.	46,440	0.0
2,210	SmartFinancial, Inc.	81,748	0.0
1,902	South Plains Financial, Inc.	73,798	0.0
1,212 (1)	Southern First Bancshares, Inc.	62,442	0.0
1,340	Southern Missouri Bancorp, Inc.	79,221	0.0
3,696	Southside Bancshares, Inc.	112,321	0.0
5,226	Stellar Bancorp, Inc.	161,692	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,034	StepStone Group, Inc. - Class A	$451,372	0.1
3,139	Stewart Information Services Corp.	220,546	0.1
3,094 (2)	Stock Yards Bancorp, Inc.	200,955	0.1
27,696 (1)	StoneCo Ltd. - Class A	409,624	0.1
5,133 (1)	StoneX Group, Inc.	488,302	0.2
5,020 (1)	Texas Capital Bancshares, Inc.	454,511	0.1
1,706 (1)	Third Coast Bancshares, Inc.	64,845	0.0
1,430	Timberland Bancorp, Inc.	51,194	0.0
2,942	Tiptree, Inc.	53,750	0.0
1,693	Tompkins Financial Corp.	122,776	0.0
7,889	Towne Bank/Portsmouth VA	263,256	0.1
8,782 (2)	TPG RE Finance Trust, Inc.	75,613	0.0
3,708	TriCo Bancshares	175,648	0.1
13,201 (1)	Triller Group, Inc.	422	0.0
2,583 (1)(2)	Triumph Financial, Inc.	161,773	0.1
4,172 (1)(2)	Trupanion, Inc.	155,908	0.1
2,485	TrustCo Bank Corp. NY	102,705	0.0
6,065	Trustmark Corp.	236,232	0.1
12,630 (2)	Two Harbors Investment Corp.	132,615	0.1
7,975	UMB Financial Corp.	917,444	0.3
15,235	United Bankshares, Inc.	585,024	0.2
13,207	United Community Banks, Inc.	412,323	0.1
2,596	United Fire Group, Inc.	94,365	0.0
1,051	Unity Bancorp, Inc.	54,358	0.0
3,039	Universal Insurance Holdings, Inc.	102,718	0.0
3,758	Univest Financial Corp.	123,037	0.0
9,455 (1)(2)	Upstart Holdings, Inc.	413,467	0.1
52,121	Valley National Bancorp	608,773	0.2
4,956 (2)	Victory Capital Holdings, Inc. - Class A	312,674	0.1
728	Virtus Investment Partners, Inc.	118,773	0.0
3,691	Walker & Dunlop, Inc.	222,014	0.1
8,497	Washington Federal, Inc.	272,159	0.1
2,181	Washington Trust Bancorp, Inc.	64,449	0.0
2,456	Waterstone Financial, Inc.	40,647	0.0
29,592 (1)(2)	Webull Corp.	229,930	0.1
10,476	WesBanco, Inc.	348,222	0.1
2,561	West BanCorp, Inc.	56,829	0.0
2,781	Westamerica BanCorp	133,015	0.1
13,355	WisdomTree, Inc.	162,797	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
358 (1)(2)	World Acceptance Corp.	$50,260	0.0
6,208	WSFS Financial Corp.	342,930	0.1
		56,445,430	17.0

	Health Care: 18.2%
11,815 (1)	10X Genomics, Inc. - Class A	192,703	0.1
5,099 (1)	4D Molecular Therapeutics, Inc.	38,242	0.0
1,313 (1)	Aardvark Therapeutics, Inc.	17,233	0.0
5,048 (1)(2)	Abeona Therapeutics, Inc.	26,603	0.0
14,431 (1)(2)	Absci Corp.	50,364	0.0
13,822 (1)	ACADIA Pharmaceuticals, Inc.	369,186	0.1
1,967 (1)	Accendra Health, Inc.	7,298	0.0
13,619 (1)	Accuray, Inc.	11,230	0.0
10,473 (1)	Aclaris Therapeutics, Inc.	31,524	0.0
10,669 (1)	AdaptHealth Corp.	106,263	0.0
16,639 (1)	Adaptive Biotechnologies Corp.	270,217	0.1
8,749 (1)	ADC Therapeutics SA	30,884	0.0
2,043 (1)	Addus HomeCare Corp.	219,398	0.1
25,744 (1)	ADMA Biologics, Inc.	469,571	0.2
35,250 (1)	agilon health, Inc.	24,277	0.0
6,286 (1)	Agios Pharmaceuticals, Inc.	171,105	0.1
29,303 (1)	Akebia Therapeutics, Inc.	47,178	0.0
7,912 (1)(3)(4)	Akero Therapeutics, Inc.	5,143	0.0
6,222 (1)	Aldeyra Therapeutics, Inc.	32,230	0.0
8,487 (1)	Alector, Inc.	13,240	0.0
17,862 (1)	Alignment Healthcare, Inc.	352,774	0.1
17,978 (1)	Alkermes PLC	503,024	0.2
16,156 (1)	Allogene Therapeutics, Inc.	22,134	0.0
13,118 (1)	Alphatec Holdings, Inc.	276,003	0.1
8,372 (1)(2)	Altimmune, Inc.	30,223	0.0
6,126 (1)	Alumis, Inc.	59,790	0.0
31,015 (1)	Amicus Therapeutics, Inc.	441,654	0.1
4,443 (1)	AMN Healthcare Services, Inc.	70,022	0.0
16,553 (1)	Amneal Pharmaceuticals, Inc.	208,568	0.1
4,073 (1)	Amphastar Pharmaceuticals, Inc.	109,075	0.0
9,458 (1)	Amylyx Pharmaceuticals, Inc.	114,253	0.0
2,125 (1)(2)	AnaptysBio, Inc.	103,020	0.0
9,749 (1)	Anavex Life Sciences Corp.	34,706	0.0
4,626 (1)	AngioDynamics, Inc.	59,398	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,027 (1)(2)	ANI Pharmaceuticals, Inc.	$160,011	0.1
1,433 (1)	Anika Therapeutics, Inc.	13,771	0.0
12,153 (1)	Annexon, Inc.	61,008	0.0
3,515 (1)	Anteris Technologies Global Corp.	17,540	0.0
4,123 (1)(2)	Apogee Therapeutics, Inc.	311,204	0.1
4,603 (1)(2)	Apollo Medical Holdings, Inc.	114,200	0.0
10,883 (1)	Aquestive Therapeutics, Inc.	70,304	0.0
18,256 (1)	Arbutus Biopharma Corp.	87,811	0.0
3,860 (1)(2)	Arcellx, Inc.	251,672	0.1
2,913 (1)(2)	Arcturus Therapeutics Holdings, Inc.	17,857	0.0
8,306 (1)(2)	Arcus Biosciences, Inc.	197,932	0.1
11,982 (1)	Arcutis Biotherapeutics, Inc.	347,957	0.1
26,525 (1)	Ardelyx, Inc.	154,641	0.1
2,828 (1)(2)	Ardent Health Partners, Inc.	24,971	0.0
2,844 (1)(2)	ArriVent Biopharma, Inc.	57,221	0.0
14,535 (1)	Arrowhead Pharmaceuticals, Inc.	964,979	0.3
6,321 (1)(2)	ARS Pharmaceuticals, Inc.	73,640	0.0
4,276 (1)	Artivion, Inc.	195,028	0.1
7,504 (1)	Arvinas, Inc.	88,997	0.0
4,800 (1)(2)	Astria Therapeutics, Inc.	62,832	0.0
10,405 (1)	Atea Pharmaceuticals, Inc.	37,146	0.0
5,486 (1)	AtriCure, Inc.	217,026	0.1
10,338 (1)(2)	aTyr Pharma, Inc.	8,096	0.0
5,454 (1)	Aura Biosciences, Inc.	29,724	0.0
13,136 (1)	Aurinia Pharmaceuticals, Inc.	209,519	0.1
10,036 (1)	Avadel Pharmaceuticals PLC	216,276	0.1
5,666 (1)	Avanos Medical, Inc.	63,629	0.0
6,652 (1)	Aveanna Healthcare Holdings, Inc.	54,347	0.0
12,624 (1)	Avidity Biosciences, Inc.	910,569	0.3
5,022 (1)	Axogen, Inc.	164,370	0.1
4,590 (1)	Axsome Therapeutics, Inc.	838,318	0.3
4,502 (1)	Azenta, Inc.	149,737	0.1
10,693 (1)	Beam Therapeutics, Inc.	296,410	0.1
1,742 (1)	Benitec Biopharma, Inc.	23,465	0.0
4,152 (1)	Beta Bionics, Inc.	126,511	0.0
3,673 (1)(2)	Bicara Therapeutics, Inc.	61,817	0.0
2,401 (1)	BioAge Labs, Inc.	31,765	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
23,207 (1)(2)	BioCryst Pharmaceuticals, Inc.	$181,015	0.1
10,218 (1)	Biohaven Ltd.	115,361	0.0
4,276 (1)	BioLife Solutions, Inc.	103,394	0.0
3,395 (1)	Biote Corp. - Class A	8,827	0.0
5,680 (1)	Bioventus, Inc. - Class A	42,259	0.0
17,579 (1)	Bridgebio Pharma, Inc.	1,344,618	0.4
546 (1)	Bright Minds Biosciences, Inc.	42,610	0.0
12,014 (1)	BrightSpring Health Services, Inc.	449,924	0.1
25,789 (1)	Brookdale Senior Living, Inc.	278,263	0.1
21,853 (1)(2)	Butterfly Network, Inc.	83,041	0.0
4,248 (1)(2)	Candel Therapeutics, Inc.	24,001	0.0
4,210 (1)	Capricor Therapeutics, Inc.	121,501	0.0
7,950 (1)	Cardiff Oncology, Inc.	22,339	0.0
5,933 (1)	CareDx, Inc.	111,778	0.0
1,026 (1)(2)	Cartesian Therapeutics, Inc.	7,397	0.0
31,066 (3)(4)	Cartesian Therapeutics, Inc. CVR	5,592	0.0
3,251 (1)	Castle Biosciences, Inc.	126,464	0.0
12,800 (1)	Catalyst Pharmaceuticals, Inc.	298,752	0.1
3,508 (1)(2)	Celcuity, Inc.	349,888	0.1
7,439 (1)(2)	Celldex Therapeutics, Inc.	202,043	0.1
2,977 (1)	Ceribell, Inc.	65,286	0.0
22,552 (1)	Cerus Corp.	46,457	0.0
6,305 (1)(2)	CG oncology, Inc.	261,784	0.1
6,023 (1)	ChromaDex Corp.	38,306	0.0
2,142 (1)	Cidara Therapeutics, Inc.	473,146	0.2
915 (1)(2)	Claritev Corp.	39,116	0.0
3,037 (1)(2)	ClearPoint Neuro, Inc.	41,546	0.0
46,052 (1)(2)	Clover Health Investments Corp.	108,222	0.0
9,004 (1)	Codexis, Inc.	14,677	0.0
15,449 (1)	Cogent Biosciences, Inc.	548,748	0.2
10,526 (1)	Coherus Biosciences, Inc.	14,947	0.0
3,544 (1)	Collegium Pharmaceutical, Inc.	164,087	0.1
14,819 (1)	Community Health Systems, Inc.	46,235	0.0
14,035 (1)	Compass Therapeutics, Inc.	75,368	0.0
1,174 (1)	Computer Programs and Systems, Inc.	25,910	0.0
12,958	Concentra Group Holdings Parent, Inc.	255,013	0.1
3,530	CONMED Corp.	143,318	0.1
7,655 (1)(2)	CorMedix, Inc.	89,028	0.0
3,243 (1)	CorVel Corp.	219,454	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,028 (1)(2)	Corvus Pharmaceuticals, Inc.	$46,416	0.0
10,154 (1)(2)	Crinetics Pharmaceuticals, Inc.	472,669	0.2
9,399 (1)(2)	CRISPR Therapeutics AG	492,884	0.2
3,706 (1)	Cross Country Healthcare, Inc.	30,019	0.0
5,713 (1)	CryoPort, Inc.	54,845	0.0
5,965 (1)(2)	Cullinan Oncology, Inc.	61,738	0.0
13,430 (1)	Cytek Biosciences, Inc.	67,821	0.0
13,127 (1)	Cytokinetics, Inc.	834,090	0.3
8,284 (1)	Day One Biopharmaceuticals, Inc.	77,207	0.0
5,022 (1)	Definitive Healthcare Corp.	14,413	0.0
3,499 (1)	Delcath Systems, Inc.	35,340	0.0
14,830 (1)(2)	Denali Therapeutics, Inc.	244,843	0.1
3,251 (1)	Design Therapeutics, Inc.	30,494	0.0
3,515 (1)	DiaMedica Therapeutics, Inc.	27,979	0.0
2,609 (1)	Dianthus Therapeutics, Inc.	107,517	0.0
2,633 (1)	Disc Medicine, Inc.	209,087	0.1
11,340 (1)	DocGo, Inc.	9,954	0.0
11,363 (1)	Dynavax Technologies Corp.	174,763	0.1
13,883 (1)	Dyne Therapeutics, Inc.	271,551	0.1
7,665 (1)	Edgewise Therapeutics, Inc.	190,207	0.1
9,991 (1)	Editas Medicine, Inc.	20,482	0.0
6,854 (1)	Eledon Pharmaceuticals, Inc.	10,350	0.0
6,825	Embecta Corp.	81,081	0.0
5,843 (1)	Emergent BioSolutions, Inc.	72,219	0.0
2,839 (1)	Enanta Pharmaceuticals, Inc.	44,771	0.0
5,955 (1)	Enhabit, Inc.	54,905	0.0
4,263 (1)	Enliven Therapeutics, Inc.	65,650	0.0
6,458 (1)	Enovis Corp.	172,041	0.1
6,215 (2)	Ensign Group, Inc.	1,082,653	0.3
3,735 (1)	Entrada Therapeutics, Inc.	38,396	0.0
20,809 (1)	Erasca, Inc.	77,409	0.0
25,140 (1)	Esperion Therapeutics, Inc.	93,018	0.0
3,090 (1)(2)	Eton Pharmaceuticals, Inc.	52,252	0.0
13,470 (1)	Evolent Health, Inc. - Class A	53,880	0.0
6,316 (1)	Evolus, Inc.	42,001	0.0
8,127 (1)(2)	EyePoint Pharmaceuticals, Inc.	148,480	0.1
14,392 (1)	Fate Therapeutics, Inc.	14,142	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,841 (1)	Fennec Pharmaceuticals, Inc.	$21,876	0.0
3,980 (1)	Foghorn Therapeutics, Inc.	21,492	0.0
10,313 (1)	Fortrea Holdings, Inc.	177,899	0.1
4,977 (1)	Fulcrum Therapeutics, Inc.	56,290	0.0
2,416 (1)	Fulgent Genetics, Inc.	63,468	0.0
2,108 (1)	GeneDx Holdings Corp.	274,166	0.1
65,440 (1)	Geron Corp.	86,381	0.0
4,524 (1)(2)	Ginkgo Bioworks Holdings, Inc.	37,594	0.0
6,188 (1)	Glaukos Corp.	698,687	0.2
22,782 (1)(2)	Gossamer Bio, Inc.	70,624	0.0
3,853 (1)(2)	GRAIL, Inc.	329,778	0.1
13,441 (1)	Guardant Health, Inc.	1,372,864	0.4
2,022 (1)	Guardian Pharmacy Services, Inc. - Class A	60,842	0.0
1,463 (1)	Gyre Therapeutics, Inc.	10,329	0.0
5,346 (1)	Haemonetics Corp.	428,482	0.1
4,888 (1)	Harmony Biosciences Holdings, Inc.	182,909	0.1
3,534 (1)(2)	Harrow, Inc.	173,166	0.1
7,934 (1)	Health Catalyst, Inc.	18,962	0.0
9,464 (1)	HealthEquity, Inc.	866,997	0.3
2,968	HealthStream, Inc.	68,472	0.0
2,018 (1)	HeartFlow, Inc.	58,825	0.0
16,746 (1)(2)	Heron Therapeutics, Inc.	21,770	0.0
22,479 (1)(2)	Hims & Hers Health, Inc.	729,893	0.2
16,285 (1)(2)	Humacyte, Inc.	15,642	0.0
2,699 (1)	ICU Medical, Inc.	385,066	0.1
9,145 (1)(2)	Ideaya Biosciences, Inc.	316,143	0.1
30,639 (1)(2)	ImmunityBio, Inc.	60,665	0.0
10,180 (1)(2)	Immunome, Inc.	218,666	0.1
7,935 (1)(2)	Immunovant, Inc.	201,708	0.1
13,467 (1)	Indivior PLC	483,196	0.2
8,377 (1)	Inhibikase Therapeutics, Inc.	17,173	0.0
1,053 (1)(2)	Inhibrx Biosciences, Inc.	83,187	0.0
7,787 (3)(4)	Inhibrx, Inc. CVR	32,005	0.0
2,703 (1)	Innovage Holding Corp.	14,029	0.0
6,987 (1)	Innoviva, Inc.	139,670	0.1
2,904 (1)	Inogen, Inc.	19,515	0.0
3,780 (1)	Integer Holdings Corp.	296,465	0.1
7,878 (1)	Integra LifeSciences Holdings Corp.	97,845	0.0
11,207 (1)(2)	Intellia Therapeutics, Inc.	100,751	0.0
33,136 (1)	Iovance Biotherapeutics, Inc.	90,461	0.0
994	iRadimed Corp.	96,696	0.0
3,554 (1)	iRhythm Technologies, Inc.	630,622	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
17,664 (1)	Ironwood Pharmaceuticals, Inc.	$59,528	0.0
5,042	Jade Biosciences, Inc.	77,798	0.0
4,541 (1)(2)	Janux Therapeutics, Inc.	62,666	0.0
1,599 (1)	Joint Corp.	13,943	0.0
4,462 (1)(2)	KalVista Pharmaceuticals, Inc.	72,061	0.0
3,452 (1)	Keros Therapeutics, Inc.	70,283	0.0
2,034 (1)(2)	Kestra Medical Technologies Ltd.	53,942	0.0
3,721 (1)(2)	Kodiak Sciences, Inc.	104,039	0.0
5,387 (1)	KORU Medical Systems, Inc.	31,298	0.0
2,760 (1)(2)	Krystal Biotech, Inc.	680,450	0.2
9,220 (1)(2)	Kura Oncology, Inc.	95,796	0.0
6,221 (1)(2)	Kymera Therapeutics, Inc.	484,056	0.2
7,425 (1)	Lantheus Holdings, Inc.	494,134	0.2
4,564 (1)	Larimar Therapeutics, Inc.	17,389	0.0
1,852 (1)	LB Pharmaceuticals, Inc.	41,226	0.0
2,348	LeMaitre Vascular, Inc.	190,423	0.1
1,157 (1)(2)	LENSAR, Inc.	13,456	0.0
1,914 (1)(2)	LENZ Therapeutics, Inc.	30,624	0.0
6,806 (1)(2)	Lexeo Therapeutics, Inc.	67,584	0.0
3,005 (1)	Lifecore Biomedical, Inc.	24,581	0.0
3,988 (1)(2)	LifeMD, Inc.	13,599	0.0
15,995 (1)	LifeStance Health Group, Inc.	112,605	0.0
2,138 (1)	Ligand Pharmaceuticals, Inc.	404,232	0.1
7,282 (1)	Liquidia Corp.	251,156	0.1
6,125 (1)	LivaNova PLC	376,871	0.1
2,054 (1)	Madrigal Pharmaceuticals, Inc.	1,196,126	0.4
33,888 (1)	MannKind Corp.	192,145	0.1
1,673 (1)(2)	MapLight Therapeutics, Inc.	29,386	0.0
12,813 (1)	Maravai LifeSciences Holdings, Inc. - Class A	41,642	0.0
13,780 (1)	MaxCyte, Inc.	21,359	0.0
2,310 (1)	Maze Therapeutics, Inc.	95,703	0.0
3,087 (1)(2)	MBX Biosciences, Inc.	97,364	0.0
1,052 (1)(2)	MediWound Ltd.	19,420	0.0
5,047 (1)	MeiraGTx Holdings PLC	40,124	0.0
6,467 (1)	Merit Medical Systems, Inc.	570,001	0.2
587	Mesa Laboratories, Inc.	46,079	0.0
13,982 (1)	MiMedx Group, Inc.	94,658	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,915 (1)	Mind Medicine MindMed, Inc.	$132,762	0.1
5,056 (1)	Mineralys Therapeutics, Inc.	183,482	0.1
4,578 (1)	Mirum Pharmaceuticals, Inc.	361,616	0.1
501 (1)	Monopar Therapeutics, Inc.	32,715	0.0
5,129 (1)	Monte Rosa Therapeutics, Inc.	80,423	0.0
10,432 (1)	Myriad Genetics, Inc.	64,157	0.0
7,107 (1)(2)	Nano-X Imaging Ltd.	19,900	0.0
1,466	National HealthCare Corp.	200,974	0.1
1,661	National Research Corp.	31,177	0.0
24,571 (1)	Neogen Corp.	171,751	0.1
14,418 (1)	NeoGenomics, Inc.	169,556	0.1
1,095 (1)	Neurogene, Inc.	22,557	0.0
4,784 (1)(2)	Neuronetics, Inc.	6,602	0.0
2,780 (1)	NeuroPace, Inc.	42,923	0.0
16,868 (1)(2)	Novavax, Inc.	113,353	0.0
11,515 (1)	Novocure Ltd.	148,889	0.1
10,801 (1)	Nurix Therapeutics, Inc.	204,895	0.1
383 (1)(2)	Nutex Health, Inc.	63,049	0.0
5,287 (1)	Nuvalent, Inc. - Class A	531,819	0.2
27,050 (1)(2)	Nuvation Bio, Inc.	242,368	0.1
1,732 (1)	Nuvectis Pharma, Inc.	13,077	0.0
19,886 (1)	Ocular Therapeutix, Inc.	241,416	0.1
6,652 (1)(2)	Olema Pharmaceuticals, Inc.	166,300	0.1
778 (1)	Omada Health, Inc.	12,277	0.0
7,060 (1)(2)	Omeros Corp.	121,255	0.0
11,705 (1)	OmniAb, Inc.	21,654	0.0
5,114 (1)	Omnicell, Inc.	231,664	0.1
7,548 (1)(2)	Oncology Institute, Inc.	26,871	0.0
44,214 (1)	OPKO Health, Inc.	55,710	0.0
1,924 (1)	OptimizeRx Corp.	23,588	0.0
17,717 (1)	Option Care Health, Inc.	564,464	0.2
9,465 (1)	OraSure Technologies, Inc.	22,905	0.0
7,689 (1)	Organogenesis Holdings, Inc.	39,829	0.0
6,778 (1)(2)	ORIC Pharmaceuticals, Inc.	55,444	0.0
4,722 (1)	Orthofix Medical, Inc.	71,586	0.0
2,049 (1)(2)	OrthoPediatrics Corp.	36,390	0.0
4,103 (1)(2)	Oruka Therapeutics, Inc.	124,362	0.0
8,873 (1)(2)	Owens & Minor, Inc.	24,844	0.0
31,933 (1)	Pacific Biosciences of California, Inc.	59,715	0.0
5,016 (1)	Pacira BioSciences, Inc.	129,814	0.1
4,955 (1)	PACS Group, Inc.	190,222	0.1
857 (1)	Palvella Therapeutics, Inc.	89,702	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,638 (1)	Pediatrix Medical Group, Inc.	$206,157	0.1
3,977 (1)	Pennant Group, Inc.	111,953	0.0
5,611 (1)(2)	Personalis, Inc.	44,664	0.0
6,494 (1)	Perspective Therapeutics, Inc.	17,858	0.0
4,592 (1)	Phathom Pharmaceuticals, Inc.	76,181	0.0
2,356	Phibro Animal Health Corp. - Class A	88,020	0.0
6,385 (1)	Phreesia, Inc.	108,034	0.0
2,475 (1)(2)	Praxis Precision Medicines, Inc.	729,481	0.2
19,693 (1)(2)	Precigen, Inc.	82,317	0.0
5,402 (1)(2)	Prestige Consumer Healthcare, Inc.	333,249	0.1
10,827 (1)(2)	Prime Medicine, Inc.	37,570	0.0
12,788 (1)	Privia Health Group, Inc.	303,203	0.1
5,892 (1)(2)	PROCEPT BioRobotics Corp.	185,362	0.1
7,718 (1)	Progyny, Inc.	198,198	0.1
6,493 (1)	Protagonist Therapeutics, Inc.	567,099	0.2
3,460 (1)	Protara Therapeutics, Inc.	18,442	0.0
4,764 (1)	Prothena Corp. PLC	45,496	0.0
8,606 (1)	PTC Therapeutics, Inc.	653,712	0.2
2,189 (1)(2)	Pulse Biosciences, Inc.	30,055	0.0
5,099 (1)	Puma Biotechnology, Inc.	30,339	0.0
4,548 (1)(2)	Quanterix Corp.	28,925	0.0
17,351 (1)	Quantum-Si, Inc.	19,086	0.0
7,639 (1)	QuidelOrtho Corp.	218,170	0.1
7,567 (1)	RadNet, Inc.	539,905	0.2
3,062 (1)(2)	Rapport Therapeutics, Inc.	92,901	0.0
40,497 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	165,633	0.1
5,472 (1)	REGENXBIO, Inc.	78,797	0.0
15,444 (1)(2)	Relay Therapeutics, Inc.	130,656	0.1
7,573 (1)	Replimune Group, Inc.	73,610	0.0
7,999 (1)	Rezolute, Inc.	18,878	0.0
5,906 (1)	Rhythm Pharmaceuticals, Inc.	632,178	0.2
2,019 (1)	Rigel Pharmaceuticals, Inc.	86,474	0.0
9,227 (1)	Rocket Pharmaceuticals, Inc.	32,387	0.0
4,172 (1)	RxSight, Inc.	43,472	0.0
17,996 (1)(2)	Sana Biotechnology, Inc.	73,244	0.0
825 (1)	SANUWAVE Health, Inc.	24,618	0.0
14,917 (1)(2)	Savara, Inc.	89,950	0.0
9,186 (1)(2)	Scholar Rock Holding Corp.	404,643	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,488 (1)(2)	Schrodinger, Inc./United States	$116,005	0.0
12,044	Select Medical Holdings Corp.	178,853	0.1
13,030 (1)(2)	SELLAS Life Sciences Group, Inc.	49,123	0.0
1,202 (1)(2)	Semler Scientific, Inc.	18,379	0.0
2,452 (1)(2)	Septerna, Inc.	68,362	0.0
4,539 (1)	SI-BONE, Inc.	89,509	0.0
5,025 (2)	SIGA Technologies, Inc.	30,703	0.0
5,344 (1)	Sight Sciences, Inc.	42,378	0.0
1,818 (1)	Simulations Plus, Inc.	33,142	0.0
1,710 (1)	Sionna Therapeutics, Inc.	70,349	0.0
5,029 (1)	Soleno Therapeutics, Inc.	232,843	0.1
6,885 (1)(2)	Solid Biosciences, Inc.	38,831	0.0
7,338 (1)(2)	Spyre Therapeutics, Inc.	240,393	0.1
5,500 (1)(2)	STAAR Surgical Co.	126,995	0.0
36,532 (1)	Standard BioTools, Inc.	46,761	0.0
4,817 (1)(2)	Stoke Therapeutics, Inc.	152,892	0.1
7,630 (1)(2)	Strata Critical Medical, Inc	36,700	0.0
5,968 (1)	Supernus Pharmaceuticals, Inc.	296,610	0.1
8,602 (1)	Surgery Partners, Inc.	132,901	0.1
9,651 (1)(2)	Syndax Pharmaceuticals, Inc.	202,768	0.1
2,677 (1)	Tactile Systems Technology, Inc.	77,633	0.0
14,160 (1)	Talkspace, Inc.	51,401	0.0
7,691 (1)	Tandem Diabetes Care, Inc.	169,048	0.1
11,523 (1)(2)	Tango Therapeutics, Inc.	102,094	0.0
4,387 (1)	Tarsus Pharmaceuticals, Inc.	359,208	0.1
24,031 (1)(2)	Taysha Gene Therapies, Inc.	132,170	0.1
1,188 (1)	Tectonic Therapeutic, Inc.	24,782	0.0
19,744 (1)(2)	Teladoc Health, Inc.	138,208	0.1
9,501 (1)	Terns Pharmaceuticals, Inc.	383,840	0.1
16,115 (1)(2)	TG Therapeutics, Inc.	480,388	0.2
4,639 (1)(2)	Theravance Biopharma, Inc.	86,796	0.0
5,257 (3)	Third Harmonic Bio, Inc.	—	—
1,249 (1)(2)	Tonix Pharmaceuticals Holding Corp.	19,509	0.0
3,743 (1)(2)	TransMedics Group, Inc.	455,336	0.1
9,249 (1)(2)	Travere Therapeutics, Inc.	353,404	0.1
5,702 (1)	Treace Medical Concepts, Inc.	13,970	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
9,735 (1)(2)	Trevi Therapeutics, Inc.	$121,882	0.0
3,210 (1)	TriSalus Life Sciences, Inc.	22,406	0.0
6,592 (1)	Twist Bioscience Corp.	209,098	0.1
2,748 (1)	Tyra Biosciences, Inc.	72,245	0.0
843 (1)	UFP Technologies, Inc.	187,171	0.1
3,790 (1)(2)	Upstream Bio, Inc.	102,898	0.0
4,145 (1)(2)	UroGen Pharma Ltd.	97,076	0.0
1,679	US Physical Therapy, Inc.	131,113	0.1
6,430 (1)	Vanda Pharmaceuticals, Inc.	56,713	0.0
4,624 (1)	Varex Imaging Corp.	53,870	0.0
12,715 (1)	Vaxcyte, Inc.	586,670	0.2
6,003 (1)	Vera Therapeutics, Inc.	303,992	0.1
8,721 (1)(2)	Veracyte, Inc.	367,154	0.1
5,795 (1)(2)	Verastem, Inc.	44,737	0.0
5,607 (1)	Vericel Corp.	201,908	0.1
4,319 (1)	Viemed Healthcare, Inc.	32,090	0.0
10,308 (1)	Vir Biotechnology, Inc.	62,157	0.0
8,537 (1)	Viridian Therapeutics, Inc.	265,671	0.1
5,859 (1)	Voyager Therapeutics, Inc.	23,026	0.0
12,828 (1)	WaVe Life Sciences Ltd.	218,076	0.1
11,317 (1)	Waystar Holding Corp.	370,632	0.1
8,031 (1)(2)	Xencor, Inc.	122,955	0.0
8,524 (1)	Xenon Pharmaceuticals, Inc.	382,046	0.1
17,302 (1)	Xeris Biopharma Holdings, Inc.	135,821	0.1
1,120 (1)	XOMA Corp.	29,781	0.0
2,070 (1)(2)	Zenas Biopharma, Inc.	75,162	0.0
6,512 (1)	Zevra Therapeutics, Inc.	58,348	0.0
5,678 (1)	Zymeworks, Inc.	149,502	0.1
		60,122,592	18.2

	Industrials: 16.6%
14,631 (1)	3D Systems Corp.	25,897	0.0
3,972 (1)	AAR Corp.	328,842	0.1
6,591	ABM Industries, Inc.	278,799	0.1
10,122	ACCO Brands Corp.	37,755	0.0
20,736 (1)(2)	Acuren Corp.	209,641	0.1
18,920 (1)	ACV Auctions, Inc. - Class A	151,738	0.1
4,060	Aebi Schmidt Holding AG	51,359	0.0
4,120 (1)	AeroVironment, Inc.	996,587	0.3
4,113 (1)	AerSale Corp.	29,243	0.0
3,183 (1)	AirJoule Technologies Corp.	12,541	0.0
1,137	Alamo Group, Inc.	190,868	0.1
3,274	Albany International Corp. - Class A	165,992	0.1
48,674	Alight, Inc. - Class A	94,914	0.0
1,661 (1)(2)	Allegiant Travel Co.	141,633	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,607 (1)	Alliance Laundry Holdings, Inc.	$73,402	0.0
1,730 (2)	Allient, Inc.	92,988	0.0
2,939	Alta Equipment Group, Inc.	13,519	0.0
3,685 (1)	Ameresco, Inc. - Class A	107,934	0.0
4,743 (1)	American Superconductor Corp.	136,504	0.0
1,621 (1)	American Woodmark Corp.	87,372	0.0
12,016 (1)	Amprius Technologies, Inc.	94,806	0.0
2,402	Apogee Enterprises, Inc.	87,457	0.0
2,511	ArcBest Corp.	186,291	0.1
69,687 (1)(2)	Archer Aviation, Inc. - Class A	524,046	0.2
5,373	Arcosa, Inc.	571,257	0.2
1,491	Argan, Inc.	467,160	0.1
16,849 (1)	Array Technologies, Inc.	155,348	0.1
2,692	Astec Industries, Inc.	116,617	0.0
3,459 (1)	Astronics Corp.	187,616	0.1
3,251 (1)	Asure Software, Inc.	30,624	0.0
3,701	Atkore, Inc.	234,088	0.1
9,171	Atmus Filtration Technologies, Inc.	476,067	0.2
3,264	AZZ, Inc.	349,836	0.1
2,840	Barrett Business Services, Inc.	102,836	0.0
3,394 (1)(2)	BlackSky Technology, Inc.	63,638	0.0
24,070 (1)	Bloom Energy Corp. - Class A	2,091,442	0.6
3,506 (1)	Blue Bird Corp.	164,782	0.1
923 (1)	BlueLinx Holdings, Inc.	56,700	0.0
4,159	Boise Cascade Co.	306,102	0.1
1,743 (1)	Bowman Consulting Group Ltd.	57,554	0.0
6,982 (1)	BrightView Holdings, Inc.	88,462	0.0
4,651	Brink's Co.	542,911	0.2
2,891	Brookfield Business Corp. - Class A	103,729	0.0
2,051 (1)(2)	Byrna Technologies, Inc.	34,436	0.0
3,329	Cadre Holdings, Inc.	135,956	0.0
6,901 (1)	Casella Waste Systems, Inc. - Class A	675,884	0.2
5,560 (1)(2)	CBIZ, Inc.	280,502	0.1
3,317 (1)	CECO Environmental Corp.	198,522	0.1
7,860 (1)	Centuri Holdings, Inc.	198,465	0.1
4,942 (1)	Chart Industries, Inc.	1,019,189	0.3
1,697 (1)(2)	Cimpress PLC	113,003	0.0
3,315	Columbus McKinnon Corp.	57,184	0.0
8,171 (1)(2)	Complete Solaria, Inc.	12,828	0.0
18,577 (1)	Conduent, Inc.	35,668	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,208 (1)(2)	Construction Partners, Inc. - Class A	$565,328	0.2
11,880 (1)	CoreCivic, Inc.	227,027	0.1
5,576	Costamare, Inc.	88,045	0.0
1,919	Covenant Logistics Group, Inc.	42,295	0.0
729	CRA International, Inc.	146,307	0.1
3,083	CSG Systems International, Inc.	236,435	0.1
1,795 (2)	CSW Industrials, Inc.	526,886	0.2
7,361 (1)	Custom Truck One Source, Inc.	42,399	0.0
5,040	Deluxe Corp.	112,543	0.0
1,408 (1)	Distribution Solutions Group, Inc.	38,565	0.0
2,793	Douglas Dynamics, Inc.	91,191	0.0
1,567 (1)	Ducommun, Inc.	149,069	0.1
1,476 (1)	DXP Enterprises, Inc.	162,050	0.1
3,100 (1)	Dycom Industries, Inc.	1,047,490	0.3
5,984 (1)	Energy Recovery, Inc.	80,724	0.0
5,919	Enerpac Tool Group Corp.	226,343	0.1
4,116	EnerSys	604,023	0.2
2,914	Ennis, Inc.	52,481	0.0
18,410 (1)(2)	Enovix Corp.	134,577	0.0
2,345	EnPro Industries, Inc.	502,135	0.2
8,596 (1)	Enviri Corp.	154,040	0.1
33,943 (1)	Eos Energy Enterprises, Inc.	388,987	0.1
2,891	ESCO Technologies, Inc.	564,873	0.2
10,063 (1)(2)	Eve Holding, Inc.	40,151	0.0
5,656	Exponent, Inc.	392,866	0.1
1,619 (1)	Falcon's Beyond Global, Inc. - Class A	24,301	0.0
6,619	Federal Signal Corp.	718,757	0.2
2,209 (1)(2)	Firefly Aerospace, Inc.	49,415	0.0
9,247 (1)(2)	First Advantage Corp.	134,359	0.0
7,157 (1)	Fluence Energy, Inc.	141,565	0.1
17,654 (1)	Fluor Corp.	699,628	0.2
1,752 (1)	Forrester Research, Inc.	14,226	0.0
2,435 (1)	Forward Air Corp.	60,875	0.0
1,476 (1)	Franklin Covey Co.	24,767	0.0
4,231	Franklin Electric Co., Inc.	404,187	0.1
14,547 (1)(2)	Freyr Battery, Inc.	97,174	0.0
9,943 (1)(2)	Frontier Group Holdings, Inc.	46,832	0.0
11,736	FTAI Infrastructure, Inc.	54,103	0.0
3,960	GATX Corp.	671,616	0.2
4,114 (2)	Genco Shipping & Trading Ltd.	75,821	0.0
15,047 (1)	GEO Group, Inc.	242,558	0.1
3,334 (1)	Gibraltar Industries, Inc.	164,833	0.1
1,828	Global Industrial Co.	53,414	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,583	Gorman-Rupp Co.	$123,338	0.0
1,235 (1)	Graham Corp.	79,324	0.0
4,733 (2)	Granite Construction, Inc.	545,952	0.2
7,891 (1)	Great Lakes Dredge & Dock Corp.	103,530	0.0
3,344	Greenbrier Cos., Inc.	156,299	0.1
4,233	Griffon Corp.	311,760	0.1
8,053 (1)	Healthcare Services Group, Inc.	153,973	0.1
5,498	Heartland Express, Inc.	49,647	0.0
3,743	Helios Technologies, Inc.	200,213	0.1
3,624	Herc Holdings, Inc.	537,729	0.2
13,422 (1)(2)	Hertz Global Holdings, Inc.	68,989	0.0
7,783	Hillenbrand, Inc.	246,877	0.1
22,457 (1)	Hillman Solutions Corp.	194,478	0.1
3,865 (2)	Himalaya Shipping Ltd.	35,172	0.0
6,914	HNI Corp.	290,665	0.1
6,530	Hub Group, Inc. - Class A	278,243	0.1
4,821 (1)	Hudson Technologies, Inc.	33,024	0.0
1,913 (1)	Huron Consulting Group, Inc.	330,777	0.1
16,717 (1)(2)	Hyliion Holdings Corp.	30,759	0.0
1,445	Hyster-Yale Materials Handling, Inc.	42,931	0.0
1,194 (1)	IBEX Holdings Ltd.	45,587	0.0
2,071	ICF International, Inc.	176,656	0.1
1,012 (1)(2)	IES Holdings, Inc.	393,688	0.1
3,455 (1)(2)	Innodata, Inc.	176,032	0.1
3,990	Insperity, Inc.	154,493	0.1
2,186	Insteel Industries, Inc.	69,231	0.0
6,650	Interface, Inc.	185,668	0.1
12,402 (1)(2)	Intuitive Machines, Inc.	201,284	0.1
15,492 (1)	Janus International Group, Inc.	101,318	0.0
10,194 (1)	JELD-WEN Holding, Inc.	25,077	0.0
33,254 (1)	JetBlue Airways Corp.	151,306	0.1
53,275 (1)(2)	Joby Aviation, Inc.	703,230	0.2
5,770	John Bean Technologies Corp.	869,366	0.3
1,302	Kadant, Inc.	371,096	0.1
3,942	Kelly Services, Inc. - Class A	34,690	0.0
8,425	Kennametal, Inc.	239,354	0.1
2,177	Kforce, Inc.	67,313	0.0
5,752	Korn Ferry	379,747	0.1
18,443 (1)	Kratos Defense & Security Solutions, Inc.	1,400,008	0.4
4,133 (1)(2)	KULR Technology Group, Inc.	12,234	0.0
1,312 (1)	L B Foster Co. - Class A	35,358	0.0
12,538 (1)	Legalzoom.com, Inc.	124,502	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,879 (1)	Legence Corp. - Class A	$166,952	0.1
1,193 (1)(2)	Limbach Holdings, Inc.	92,875	0.0
1,189	Lindsay Corp.	140,147	0.0
2,732 (1)	Liquidity Services, Inc.	82,807	0.0
3,141	LSI Industries, Inc.	57,543	0.0
3,436	Luxfer Holdings PLC	46,489	0.0
4,009 (1)	Manitowoc Co., Inc.	48,068	0.0
6,322	Marten Transport Ltd.	71,944	0.0
14,129 (1)(2)	Masterbrand, Inc.	155,984	0.1
3,335 (1)	Matrix Service Co.	39,020	0.0
3,510	Matson, Inc.	433,661	0.1
3,494 (2)	Matthews International Corp. - Class A	91,263	0.0
6,224	Maximus, Inc.	537,256	0.2
1,746 (1)	Mayville Engineering Co., Inc.	32,685	0.0
2,763	McGrath RentCorp	289,922	0.1
5,821 (1)	Mercury Systems, Inc.	424,991	0.1
22,060 (1)(2)	Microvast Holdings, Inc.	61,768	0.0
1,369 (2)	Miller Industries, Inc.	51,160	0.0
7,540	MillerKnoll, Inc.	137,831	0.0
3,716 (1)	Montrose Environmental Group, Inc.	92,268	0.0
3,123	Moog, Inc. - Class A	760,607	0.2
17,166	Mueller Water Products, Inc. - Class A	408,894	0.1
1,723 (1)	MYR Group, Inc.	376,476	0.1
4,316 (1)(2)	NANO Nuclear Energy, Inc.	103,627	0.0
598	National Presto Industries, Inc.	63,843	0.0
9,133 (1)	Newpark Resources, Inc.	108,865	0.0
16,141 (1)	Nextracker, Inc. - Class A	1,406,043	0.4
1,145 (1)	Northwest Pipe Co.	71,551	0.0
20,749 (1)	NOW, Inc.	274,924	0.1
14,083 (1)(2)	NuScale Power Corp.	199,556	0.1
11,724 (1)	OPENLANE, Inc.	349,141	0.1
4,399 (1)	Orion Group Holdings, Inc.	43,726	0.0
2,721 (1)(2)	Palladyne AI Corp.	11,591	0.0
2,511	Park Aerospace Corp.	53,585	0.0
1,240	Park-Ohio Holdings Corp.	25,966	0.0
2,222 (1)	Perma-Fix Environmental Services, Inc.	27,975	0.0
18,076 (2)	Pitney Bowes, Inc.	191,063	0.1
25,966 (1)	Planet Labs PBC	512,050	0.2
123,252 (1)	Plug Power, Inc.	242,806	0.1
1,068 (2)	Powell Industries, Inc.	340,457	0.1
886 (1)(2)	Power Solutions International, Inc.	50,626	0.0
295 (2)	Preformed Line Products Co.	60,979	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,984 (2)	Primoris Services Corp.	$742,854	0.2
3,055 (1)	Proficient Auto Logistics, Inc.	29,450	0.0
2,720 (1)	Proto Labs, Inc.	137,605	0.0
3,467	Quad/Graphics, Inc.	21,738	0.0
5,404	Quanex Building Products Corp.	83,114	0.0
5,038 (1)	Radiant Logistics, Inc.	31,891	0.0
7,606 (1)(2)	Redwire Corp.	57,806	0.0
14,317 (1)	Resideo Technologies, Inc.	502,813	0.2
483 (1)(2)	Resolute Holdings Management, Inc.	99,706	0.0
4,248	Resources Connection, Inc.	21,410	0.0
5,366	REV Group, Inc.	326,306	0.1
16,466 (1)(2)	Richtech Robotics, Inc. - Class B	53,185	0.0
7,636 (2)	Rush Enterprises, Inc. - Class A	411,886	0.1
17,956 (1)(2)	RXO, Inc.	226,964	0.1
7,791 (1)(2)	Satellogic, Inc. - Class A	14,569	0.0
18,741 (1)(2)	Shoals Technologies Group, Inc. - Class A	159,299	0.1
4,476 (1)	SkyWest, Inc.	449,435	0.1
7,820 (1)	SKYX Platforms Corp.	16,969	0.0
3,077 (1)(2)	Spire Global, Inc.	23,078	0.0
5,334 (1)	SPX Technologies, Inc.	1,067,120	0.3
1,334	Standex International Corp.	289,852	0.1
3,302 (1)	Sterling Infrastructure, Inc.	1,011,171	0.3
5,856 (1)	Sun Country Airlines Holdings, Inc.	84,268	0.0
24,546 (1)	Sunrun, Inc.	451,646	0.1
2,718 (2)	Tecnoglass, Inc.	136,770	0.0
2,113	Tennant Co.	155,728	0.1
7,127	Terex Corp.	380,439	0.1
3,840 (1)	Thermon Group Holdings, Inc.	142,694	0.1
5,672 (1)	Titan International, Inc.	44,412	0.0
2,587 (1)	Titan Machinery, Inc.	38,909	0.0
1,101 (1)(2)	Transcat, Inc.	62,460	0.0
3,356	TriNet Group, Inc.	198,440	0.1
8,911	Trinity Industries, Inc.	235,607	0.1
3,654 (1)	TrueBlue, Inc.	16,626	0.0
4,990	Tutor Perini Corp.	334,430	0.1
6,282	UFP Industries, Inc.	571,976	0.2
1,620	UniFirst Corp.	312,498	0.1
789 (2)	Universal Logistics Holdings, Inc.	11,985	0.0
13,741 (1)	Upwork, Inc.	272,347	0.1
1,952 (1)	V2X, Inc.	106,482	0.0
17,723 (1)	Verra Mobility Corp.	397,172	0.1
12,933	Vestis Corp.	86,263	0.0
2,573 (1)(2)	Vicor Corp.	282,001	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,391 (1)	Voyager Technologies, Inc. - Class A	$36,361	0.0
2,537 (2)	VSE Corp.	438,318	0.1
4,484	Wabash National Corp.	38,787	0.0
3,008	Watts Water Technologies, Inc. - Class A	830,268	0.3
6,383 (2)	Werner Enterprises, Inc.	191,554	0.1
1,583 (1)	Willdan Group, Inc.	164,094	0.1
341	Willis Lease Finance Corp.	46,253	0.0
3,467	Worthington Industries, Inc.	178,793	0.1
4,870 (1)(2)	Xometry, Inc. - Class A	289,619	0.1
16,552	Zurn Elkay Water Solutions Corp.	769,503	0.2
		54,898,622	16.6

	Information Technology: 14.4%
15,226 (1)	8x8, Inc.	29,995	0.0
3,596 (1)(2)	908 Devices, Inc.	18,879	0.0
8,610	A10 Networks, Inc.	152,311	0.1
11,531 (1)	ACI Worldwide, Inc.	551,297	0.2
5,680 (1)	ACM Research, Inc. - Class A	224,076	0.1
12,381	Adeia, Inc.	213,572	0.1
8,673 (1)(2)	ADTRAN Holdings, Inc.	75,368	0.0
4,171	Advanced Energy Industries, Inc.	873,282	0.3
3,261 (1)(2)	Aehr Test Systems	65,840	0.0
1,459 (1)(2)	Aeluma, Inc.	25,051	0.0
4,092 (1)(2)	Aeva Technologies, Inc.	54,342	0.0
2,920 (1)	Agilysys, Inc.	347,013	0.1
2,583 (1)(2)	Airship AI Holdings, Inc.	7,465	0.0
5,327 (1)	Alarm.com Holdings, Inc.	271,784	0.1
7,674 (1)(2)	Alkami Technology, Inc.	177,039	0.1
2,869 (1)	Alpha & Omega Semiconductor Ltd.	56,835	0.0
4,519 (1)	Ambarella, Inc.	320,126	0.1
10,290 (1)	Amplitude, Inc. - Class A	119,158	0.0
4,407 (1)	Appian Corp. - Class A	156,096	0.1
26,143 (1)(2)	Applied Digital Corp.	641,026	0.2
6,534 (1)	Applied Optoelectronics, Inc.	227,775	0.1
11,176 (1)(2)	Arlo Technologies, Inc.	156,352	0.1
3,261 (1)	Arteris, Inc.	50,546	0.0
9,965 (1)(2)	Asana, Inc. - Class A	136,620	0.0
4,735 (1)	ASGN, Inc.	228,085	0.1
3,896 (1)	Atomera, Inc.	8,610	0.0
15,005 (1)	AvePoint, Inc.	208,419	0.1
1,414 (1)	Aviat Networks, Inc.	30,231	0.0
3,428 (1)	Axcelis Technologies, Inc.	275,406	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
6,570 (1)	Backblaze, Inc. - Class A	$30,616	0.0
3,272	Badger Meter, Inc.	570,670	0.2
1,333 (2)	Bel Fuse, Inc. - Class B	226,117	0.1
4,325	Belden, Inc.	504,079	0.2
4,032	Benchmark Electronics, Inc.	172,408	0.1
47,512 (1)(2)	BigBear.ai Holdings, Inc.	256,565	0.1
8,353 (1)	BigCommerce Holdings, Inc.	34,414	0.0
34,422 (1)(2)	Bit Digital, Inc.	65,058	0.0
10,680 (1)(2)	Bitdeer Technologies Group - Class A	119,723	0.0
320 (1)	BK Technologies Corp.	23,869	0.0
4,334 (1)	Blackbaud, Inc.	274,429	0.1
5,871 (1)(2)	Blackline, Inc.	324,608	0.1
7,816 (1)(2)	Blaize Holdings, Inc.	15,241	0.0
23,415 (1)(2)	Blend Labs, Inc. - Class A	71,182	0.0
15,585 (1)	Box, Inc. - Class A	466,147	0.1
9,005 (1)	Braze, Inc. - Class A	308,781	0.1
13,511 (1)(2)	C3.ai, Inc. - Class A	182,128	0.1
6,674 (1)	Calix, Inc.	353,255	0.1
4,721 (1)	Cerence, Inc.	50,467	0.0
2,698 (1)	CEVA, Inc.	58,061	0.0
35,685 (1)	Cipher Mining, Inc.	526,711	0.2
30,837 (1)(2)	Cleanspark, Inc.	312,070	0.1
9,504	Clear Secure, Inc. - Class A	333,400	0.1
1,361 (1)	Clearfield, Inc.	39,673	0.0
29,794 (1)	Clearwater Analytics Holdings, Inc. - Class A	718,631	0.2
452 (2)	Climb Global Solutions, Inc.	46,461	0.0
5,109 (1)(2)	Cohu, Inc.	118,886	0.0
23,964 (1)	CommScope Holding Co., Inc.	434,467	0.1
4,969 (1)	CommVault Systems, Inc.	622,914	0.2
5,221 (1)	CompoSecure, Inc. - Class A	100,661	0.0
2,341 (1)	Consensus Cloud Solutions, Inc.	51,081	0.0
31,661 (1)(2)	Core Scientific, Inc.	460,984	0.1
5,311 (1)	Corsair Gaming, Inc.	31,547	0.0
16,853 (1)	Credo Technology Group Holding Ltd.	2,424,978	0.7
3,918 (1)	CS Disco, Inc.	30,404	0.0
3,308	CTS Corp.	141,814	0.0
145 (1)(2)	Daily Journal Corp.	70,661	0.0
4,332 (1)	Daktronics, Inc.	85,644	0.0
2,771 (1)	Diebold Nixdorf, Inc.	188,123	0.1
4,197 (1)	Digi International, Inc.	181,688	0.1
2,028 (1)(2)	Digimarc Corp.	13,304	0.0
11,659 (1)	Digital Turbine, Inc.	58,295	0.0
7,312 (1)(2)	DigitalOcean Holdings, Inc.	351,853	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,087 (1)	Diodes, Inc.	$250,993	0.1
3,860 (1)(2)	Domo, Inc. - Class B	32,540	0.0
36,882 (1)(2)	D-Wave Quantum, Inc.	964,464	0.3
5,673 (1)	Eastman Kodak Co.	47,994	0.0
1,582 (1)	eGain Corp.	16,279	0.0
2,945	ePlus, Inc.	258,277	0.1
2,275 (1)(2)	EverCommerce, Inc.	27,550	0.0
15,840 (1)	Evolv Technologies Holdings, Inc.	113,414	0.0
7,951 (1)	Expensify, Inc. - Class A	12,006	0.0
14,566 (1)	Extreme Networks, Inc.	242,524	0.1
3,991 (1)	Fabrinet	1,817,022	0.6
15,983 (1)	Fastly, Inc. - Class A	162,707	0.1
8,561 (1)	Five9, Inc.	171,648	0.1
8,583 (1)	FormFactor, Inc.	478,760	0.2
851 (1)(2)	Frequency Electronics, Inc.	45,818	0.0
22,760 (1)	Freshworks, Inc. - Class A	278,810	0.1
7,803 (1)	Grid Dynamics Holdings, Inc.	70,461	0.0
3,223	Hackett Group, Inc.	63,267	0.0
13,009 (1)	Harmonic, Inc.	128,659	0.0
10,644 (1)(2)	Hut 8 Corp.	488,985	0.2
2,852 (1)(2)	I3 Verticals, Inc. - Class A	71,842	0.0
3,943 (1)	Ichor Holdings Ltd.	72,669	0.0
3,093	Immersion Corp.	21,032	0.0
2,917 (1)(2)	Impinj, Inc.	507,587	0.2
22,308 (1)(2)	indie Semiconductor, Inc. - Class A	78,747	0.0
3,116 (1)	Insight Enterprises, Inc.	253,861	0.1
6,215 (1)	Intapp, Inc.	284,771	0.1
2,876 (2)	InterDigital, Inc.	915,661	0.3
37,223 (1)(2)	IonQ, Inc.	1,670,196	0.5
4,981 (1)	Itron, Inc.	462,536	0.1
7,566 (1)	Jamf Holding Corp.	98,434	0.0
10,705 (1)	Kaltura, Inc.	17,556	0.0
2,769 (1)	Kimball Electronics, Inc.	77,034	0.0
9,643 (1)	Knowles Corp.	206,649	0.1
18,956 (1)(2)	Kopin Corp.	44,357	0.0
5,601	Kulicke & Soffa Industries, Inc.	255,182	0.1
2,103 (1)(2)	Life360, Inc.	134,886	0.0
7,287 (1)	LiveRamp Holdings, Inc.	214,019	0.1
41,153 (1)(2)	Marathon Digital Holdings, Inc.	369,554	0.1
9,156 (1)	MaxLinear, Inc.	159,589	0.1
4,529 (1)(2)	Mercurity Fintech Holding, Inc.	22,509	0.0
3,930	Methode Electronics, Inc.	26,095	0.0
28,547 (1)	MicroVision, Inc.	23,640	0.0
26,357 (1)	Mirion Technologies, Inc.	617,281	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,361 (1)	Mitek Systems, Inc.	$56,559	0.0
9,011 (1)	N-able, Inc.	67,402	0.0
3,866	Napco Security Technologies, Inc.	161,212	0.1
17,318 (1)(2)	Navitas Semiconductor Corp.	123,651	0.0
8,296 (1)	NCR Atleos Corp.	316,161	0.1
15,692 (1)(2)	NCR Corp.	160,058	0.1
3,060 (1)	NETGEAR, Inc.	75,062	0.0
7,781 (1)	NetScout Systems, Inc.	210,554	0.1
10,224 (1)(2)	NextNav, Inc.	170,127	0.1
5,273 (1)	nLight, Inc.	197,790	0.1
4,000 (1)	Novanta, Inc.	475,960	0.2
593	NVE Corp.	35,183	0.0
4,363	OneSpan, Inc.	56,021	0.0
3,330 (1)	Ooma, Inc.	39,061	0.0
1,797 (1)(2)	OSI Systems, Inc.	458,343	0.1
5,944 (1)	Ouster, Inc.	128,628	0.0
5,440 (1)	Pagaya Technologies Ltd. - Class A	113,696	0.0
9,367 (1)	PagerDuty, Inc.	122,801	0.0
4,489 (1)(2)	PAR Technology Corp.	162,861	0.1
1,251	PC Connection, Inc.	72,258	0.0
3,807 (1)	PDF Solutions, Inc.	108,614	0.0
5,760 (1)(2)	Penguin Solutions, Inc.	112,666	0.0
6,348 (1)	Photronics, Inc.	203,136	0.1
2,999 (1)	Plexus Corp.	440,853	0.1
9,174 (1)(2)	Porch Group, Inc.	83,759	0.0
6,136	Power Integrations, Inc.	218,073	0.1
14,478 (1)	Powerfleet, Inc. NJ	77,023	0.0
4,803 (1)	Progress Software Corp.	206,337	0.1
6,954 (1)	Q2 Holdings, Inc.	501,801	0.2
4,073 (1)	Qualys, Inc.	541,302	0.2
22,039 (1)(2)	Quantum Computing, Inc.	226,120	0.1
11,953 (1)	Rambus, Inc.	1,098,361	0.3
7,429 (1)	Rapid7, Inc.	112,921	0.0
11,020 (1)(2)	Red Cat Holdings, Inc.	87,389	0.0
1,391	Red Violet, Inc.	79,217	0.0
19,473 (1)(2)	Rezolve AI PLC	50,046	0.0
11,737 (1)	Ribbon Communications, Inc.	33,803	0.0
35,285 (1)	Rigetti Computing, Inc.	781,563	0.2
6,277 (1)	Rimini Street, Inc.	24,355	0.0
38,666 (1)(2)	Riot Platforms, Inc.	489,898	0.2
2,041 (1)	Rogers Corp.	186,894	0.1
5,802 (1)	Sanmina Corp.	870,706	0.3
2,435 (1)	ScanSource, Inc.	95,111	0.0
5,196 (1)	SEMrush Holdings, Inc. - Class A	61,780	0.0
9,628 (1)	Semtech Corp.	709,487	0.2
3,612 (1)	Silicon Laboratories, Inc.	472,088	0.1
2,381 (1)	SiTime Corp.	840,945	0.3
3,053 (1)(2)	SkyWater Technology, Inc.	55,442	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
41,136 (1)(2)	SoundHound AI, Inc. - Class A	$410,126	0.1
1,176 (1)	SoundThinking, Inc.	9,443	0.0
12,651 (1)	Sprinklr, Inc. - Class A	98,425	0.0
5,879 (1)	Sprout Social, Inc. - Class A	66,256	0.0
4,259 (1)	SPS Commerce, Inc.	379,605	0.1
4,277 (1)(2)	Synaptics, Inc.	316,584	0.1
6,531 (1)(2)	Telos Corp.	33,308	0.0
13,330 (1)	Tenable Holdings, Inc.	313,655	0.1
33,253 (1)(2)	Terawulf, Inc.	382,077	0.1
1,988 (1)(2)	TSS, Inc.	14,055	0.0
11,349 (1)	TTM Technologies, Inc.	783,081	0.2
928 (1)	Tucows, Inc. - Class A	20,806	0.0
1,927 (1)	Turtle Beach Corp.	27,036	0.0
5,126 (1)	Ultra Clean Holdings, Inc.	129,842	0.0
8,379 (1)	Unisys Corp.	23,126	0.0
12,438 (1)	Varonis Systems, Inc.	407,966	0.1
6,480 (1)(2)	Veeco Instruments, Inc.	185,198	0.1
7,337 (1)(2)	Vertex, Inc. - Class A	146,520	0.1
877 (1)	Via Transportation, Inc. - Class A	25,442	0.0
2,003 (1)	Viant Technology, Inc. - Class A	24,116	0.0
13,485 (1)	Viasat, Inc.	464,693	0.1
24,236 (1)	Viavi Solutions, Inc.	431,886	0.1
13,440	Vishay Intertechnology, Inc.	194,746	0.1
1,477 (1)	Vishay Precision Group, Inc.	56,865	0.0
6,491 (1)	VTEX - Class A	24,406	0.0
8,255 (1)(2)	Vuzix Corp.	31,204	0.0
6,607 (1)	Weave Communications, Inc.	50,147	0.0
1,132 (1)	Whitefiber, Inc.	17,886	0.0
5,630 (1)	Workiva, Inc.	485,588	0.2
13,656	Xerox Holdings Corp.	32,365	0.0
5,292 (1)	Xperi, Inc.	31,011	0.0
12,258 (1)	Yext, Inc.	98,799	0.0
20,936 (1)(2)	Zeta Global Holdings Corp. - Class A	426,048	0.1
		47,547,921	14.4

	Materials: 4.3%
2,955	AdvanSix, Inc.	51,121	0.0
1,305 (1)(2)	Alpha Metallurgical Resources, Inc.	260,843	0.1
12,461 (1)(2)	American Battery Technology Co.	41,620	0.0
16,716	Ardagh Metal Packaging SA	68,536	0.0
4,111 (1)	Arq, Inc.	13,443	0.0
9,996 (1)	ASP Isotopes, Inc.	53,479	0.0
7,700 (1)	Aspen Aerogels, Inc.	21,791	0.0
10,107	Avient Corp.	315,743	0.1
3,618	Balchem Corp.	554,856	0.2
5,826	Cabot Corp.	386,147	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,045	Caledonia Mining Corp. PLC	$53,518	0.0
5,902 (1)	Century Aluminum Co.	231,240	0.1
16,974 (2)	Chemours Co.	200,123	0.1
1,899 (1)	Clearwater Paper Corp.	33,043	0.0
70,859 (1)	Coeur Mining, Inc.	1,263,416	0.4
12,289	Commercial Metals Co.	850,645	0.3
3,970 (1)(2)	Compass Minerals International, Inc.	77,971	0.0
15,333 (1)	Constellium SE	289,027	0.1
1,053 (1)	Contango ORE, Inc.	27,810	0.0
4,920 (1)(2)	Critical Metals Corp.	34,145	0.0
10,923 (1)	Dakota Gold Corp.	62,043	0.0
12,544 (1)	Ecovyst, Inc.	122,053	0.0
14,470	Ferroglobe PLC	67,141	0.0
1,558 (1)(2)	Flotek Industries, Inc.	26,844	0.0
3,212	Greif, Inc. - Class A	217,452	0.1
2,184	Hawkins, Inc.	310,259	0.1
6,057	HB Fuller Co.	360,149	0.1
69,706	Hecla Mining Co.	1,337,658	0.4
1,550 (1)	Idaho Strategic Resources, Inc.	62,465	0.0
4,113 (1)	Ingevity Corp.	243,407	0.1
2,702	Innospec, Inc.	206,811	0.1
1,348 (1)	Intrepid Potash, Inc.	37,380	0.0
11,425 (1)(2)	Ivanhoe Electric, Inc. / US	182,571	0.1
1,825	Kaiser Aluminum Corp.	209,620	0.1
6,321 (1)	Knife River Corp.	444,682	0.1
2,296	Koppers Holdings, Inc.	62,176	0.0
3,893 (1)(2)	Lifezone Metals Ltd.	16,623	0.0
6,478 (1)	LSB Industries, Inc.	55,063	0.0
3,648 (1)	Magnera Corp.	55,231	0.0
2,320	Materion Corp.	288,422	0.1
6,179	Mativ Holdings, Inc.	75,075	0.0
3,588	Minerals Technologies, Inc.	218,689	0.1
4,264	Myers Industries, Inc.	79,822	0.0
11,698 (1)(2)	NioCorp Developments Ltd.	61,999	0.0
32,841 (1)	Novagold Resources, Inc.	306,078	0.1
17,211 (1)	O-I Glass, Inc.	254,034	0.1
1,161	Olympic Steel, Inc.	49,673	0.0
6,909	Orion SA	36,480	0.0
15,604 (1)	Perimeter Solutions, Inc.	429,578	0.1
9,165 (1)	Perpetua Resources Corp.	221,885	0.1
14,744 (1)(2)	PureCycle Technologies, Inc.	126,651	0.1
1,566 (2)	Quaker Chemical Corp.	215,027	0.1
4,368 (1)	Ramaco Resources, Inc. - Class A	78,624	0.0
5,513 (1)	Ranpak Holdings Corp.	29,825	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,921 (1)	Rayonier Advanced Materials, Inc.	$46,655	0.0
3,098 (2)	Ryerson Holding Corp.	77,946	0.0
4,686	Sensient Technologies Corp.	440,250	0.1
22,702 (1)	SSR Mining, Inc.	497,628	0.2
2,439	Stepan Co.	115,511	0.0
9,474	SunCoke Energy, Inc.	68,213	0.0
3,833	Sylvamo Corp.	184,559	0.1
4,392 (1)	TimkenSteel Corp.	75,367	0.0
3,093	Titan America SA	50,973	0.0
3,686 (1)	Tredegar Corp.	26,465	0.0
3,519	TriMas Corp.	124,749	0.0
13,617 (2)	Tronox Holdings PLC	56,783	0.0
12,931 (1)(2)	United States Antimony Corp.	64,914	0.0
1,256	United States Lime & Minerals, Inc.	150,393	0.1
1,294 (1)	US Gold Corp.	25,117	0.0
9,648 (1)(2)	USA Rare Earth, Inc.	114,811	0.0
4,925	Vox Royalty Corp.	23,344	0.0
5,797 (2)	Warrior Met Coal, Inc.	511,121	0.2
3,743	Worthington Steel, Inc.	129,583	0.1
		14,164,389	4.3

	Real Estate: 5.5%
14,664 (2)	Acadia Realty Trust	301,199	0.1
8,256	Alexander & Baldwin, Inc.	170,404	0.1
265	Alexander's, Inc.	57,754	0.0
6,186	American Assets Trust, Inc.	117,101	0.0
18,141 (2)	American Healthcare REIT, Inc.	853,715	0.3
12,096 (1)	Anywhere Real Estate, Inc.	171,279	0.1
15,419	Apartment Investment and Management Co. - Class A	91,589	0.0
24,269 (2)	Apple Hospitality REIT, Inc.	287,588	0.1
9,306 (2)	Armada Hoffler Properties, Inc.	61,606	0.0
7,544	Braemar Hotels & Resorts, Inc.	21,651	0.0
20,326 (2)	Brandywine Realty Trust	59,352	0.0
20,732	Broadstone Net Lease, Inc.	360,115	0.1
23,927	CareTrust REIT, Inc.	865,200	0.3
2,163	CBL & Associates Properties, Inc.	80,031	0.0
1,984 (2)	Centerspace	132,372	0.0
6,110	Chatham Lodging Trust	41,609	0.0
5,290	City Office REIT, Inc.	36,977	0.0
3,285	Community Healthcare Trust, Inc.	53,940	0.0
52,553 (1)	Compass, Inc. - Class A	555,485	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,366	COPT Defense Properties	$343,775	0.1
3,396	CTO Realty Growth, Inc.	62,520	0.0
11,128	Curbline Properties Corp.	258,281	0.1
25,722 (1)	Cushman & Wakefield Ltd.	416,439	0.1
22,940 (2)	DiamondRock Hospitality Co.	205,542	0.1
26,224	Diversified Healthcare Trust	127,186	0.0
8,368 (1)	Douglas Elliman, Inc.	19,832	0.0
18,123	Douglas Emmett, Inc.	199,172	0.1
4,658	Easterly Government Properties, Inc.	98,703	0.0
9,796	Elme Communities	170,450	0.1
16,521	Empire State Realty Trust, Inc. - Class A	107,717	0.0
21,904 (2)	Essential Properties Realty Trust, Inc.	649,673	0.2
9,068 (2)	eXp World Holdings, Inc.	82,065	0.0
5,168	Farmland Partners, Inc.	50,078	0.0
2,500 (1)	Forestar Group, Inc.	61,575	0.0
11,238 (2)	Four Corners Property Trust, Inc.	259,148	0.1
2,015 (1)	FRP Holdings, Inc.	45,922	0.0
6,244	Getty Realty Corp.	170,898	0.1
5,227	Gladstone Commercial Corp.	55,772	0.0
4,336	Gladstone Land Corp.	39,674	0.0
1,498 (2)	Global Medical REIT, Inc.	50,542	0.0
22,434	Global Net Lease, Inc.	192,932	0.1
5,326 (1)	Hudson Pacific Properties, Inc.	57,681	0.0
25,300 (2)	Independence Realty Trust, Inc.	442,244	0.1
6,820	Industrial Logistics Properties Trust	37,783	0.0
3,083 (2)	Innovative Industrial Properties, Inc.	146,011	0.1
8,425	InvenTrust Properties Corp.	237,669	0.1
7,038	JBG SMITH Properties	119,716	0.0
14,493 (2)	Kennedy-Wilson Holdings, Inc.	140,147	0.0
23,679 (2)	Kite Realty Group Trust	567,586	0.2
6,351	L.P. Industrial Trust	314,883	0.1
5,115	LTC Properties, Inc.	175,854	0.1
28,439 (2)	Macerich Co.	524,984	0.2
3,037	Marcus & Millichap, Inc.	82,880	0.0
5,154	National Health Investors, Inc.	393,611	0.1
1,875	NET Lease Office Properties	48,356	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
9,519 (2)	NetSTREIT Corp.	$167,915	0.1
15,297	Newmark Group, Inc. - Class A	265,250	0.1
4,070	NexPoint Diversified Real Estate Trust	15,588	0.0
2,843	NexPoint Residential Trust, Inc.	85,574	0.0
2,680	One Liberty Properties, Inc.	54,377	0.0
15,488	Outfront Media, Inc.	373,261	0.1
4,651	Peakstone Realty Trust	66,742	0.0
13,055 (2)	Pebblebrook Hotel Trust	147,783	0.1
13,891	Phillips Edison & Co., Inc.	494,103	0.2
14,870	Piedmont Office Realty Trust, Inc. - Class A	124,016	0.0
4,876	Plymouth Industrial REIT, Inc.	106,687	0.0
8,603	PotlatchDeltic Corp.	342,227	0.1
2,271 (1)	RE/MAX Holdings, Inc. - Class A	17,237	0.0
12,637 (1)(2)	Real Brokerage, Inc.	46,125	0.0
15,738 (2)	RLJ Lodging Trust	117,248	0.0
1,963 (2)	RMR Group, Inc. - Class A	29,249	0.0
6,651 (2)	Ryman Hospitality Properties, Inc.	629,318	0.2
26,254	Sabra Health Care REIT, Inc.	497,251	0.2
6,729	Safehold, Inc.	92,120	0.0
1,884	Saul Centers, Inc.	59,402	0.0
18,746	Service Properties Trust	34,493	0.0
6,425	Sila Realty Trust, Inc.	149,767	0.1
5,511	SITE Centers Corp.	35,381	0.0
7,959	SL Green Realty Corp.	365,079	0.1
3,238 (2)	Smartstop Self Storage REIT, Inc.	100,184	0.0
4,373	St Joe Co.	259,625	0.1
930 (1)	Stratus Properties, Inc.	22,487	0.0
13,140	Summit Hotel Properties, Inc.	63,992	0.0
20,734	Sunstone Hotel Investors, Inc.	185,362	0.1
12,545 (2)	Tanger Factory Outlet Centers, Inc.	418,627	0.1
3,069 (1)	Tejon Ranch Co.	48,398	0.0
11,429	Terreno Realty Corp.	670,997	0.2
9,227	UMH Properties, Inc.	146,802	0.1
1,801	Universal Health Realty Income Trust	70,617	0.0
14,184	Urban Edge Properties	272,191	0.1
9,713	Veris Residential, Inc.	144,529	0.0
6,366	Whitestone REIT	88,424	0.0
10,940	Xenia Hotels & Resorts, Inc.	154,692	0.1
		18,239,388	5.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 2.9%
4,229	American States Water Co.	$306,518	0.1
8,862	Avista Corp.	341,541	0.1
7,981	Black Hills Corp.	554,041	0.2
13,455 (2)	Brookfield Infrastructure Corp. - Class A	610,857	0.2
6,606 (1)	Cadiz, Inc.	37,060	0.0
6,610	California Water Service Group	286,411	0.1
2,625	Chesapeake Utilities Corp.	327,495	0.1
1,940	Consolidated Water Co. Ltd.	68,463	0.0
2,519	Genie Energy Ltd. - Class B	34,712	0.0
3,609 (1)(2)	Hallador Energy Co.	68,715	0.0
19,477 (1)	Hawaiian Electric Industries, Inc.	239,567	0.1
4,168	MGE Energy, Inc.	326,855	0.1
2,168 (2)	Middlesex Water Co.	109,311	0.0
8,102 (1)	Montauk Renewables, Inc.	13,530	0.0
10,991	New Jersey Resources Corp.	506,905	0.2
4,703	Northwest Natural Holding Co.	219,818	0.1
6,848	NorthWestern Corp.	441,970	0.1
12,015 (1)(2)	Oklo, Inc.	862,196	0.3
6,490	ONE Gas, Inc.	501,353	0.1
6,793	Ormat Technologies, Inc.	750,423	0.2
4,272	Otter Tail Corp.	345,220	0.1
10,539	PNM Resources, Inc.	620,536	0.2
12,197	Portland General Electric Co.	585,334	0.2
2,810 (1)	Pure Cycle Corp.	30,882	0.0
1,439	RGC Resources, Inc.	30,651	0.0
3,502	SJW Group	171,563	0.0
7,096	Southwest Gas Holdings, Inc.	567,822	0.2
6,360	Spire, Inc.	525,972	0.2
2,154	Unitil Corp.	104,340	0.0
2,123 (2)	York Water Co.	67,596	0.0
		9,657,657	2.9
	Total Common Stock (Cost $149,941,836)	320,527,596	96.8

RIGHTS: 0.0%
	Consumer Staples: —%
390 (3)(4)	GTX, Inc.	—	—

	Health Care: 0.0%
4,590 (3)(4)	Aduro Biotech - CVR	—	—
14,198 (3)(4)	Chinook Therapeutics, Inc. CVR	5,537	0.0
2,194 (3)(4)	Omniab, Inc. - 12.5 Earnout Shares	—	—

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care: (continued)
2,194 (3)(4)	Omniab, Inc. - 15 Earnout Shares	$—	—
		5,537	0.0
	Total Rights (Cost $800)	5,537	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
376	Pulse Biosciences, Inc.	1,888	0.0

	Total Warrants (Cost $—)	1,888	0.0
	Total Long-Term Investments (Cost $149,942,636)	320,535,021	96.8

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 21.6%
	Commercial Paper: 3.4%
900,000 (5)	ANZ Banking Group Ltd., 4.460%, 04/20/2026	900,101	0.3
950,000 (5)	Bank of Nova Scotia, 3.910%, 03/03/2026	950,163	0.3
900,000 (5)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	900,124	0.3
950,000 (5)	HSBC Bank PLC, 4.000%, 06/17/2026	951,192	0.3
950,000 (5)	Macquarie Bank Ltd., 3.920%, 04/07/2026	950,192	0.3
900,000 (5)	National Australia Bank Ltd., 4.320%, 03/06/2026	900,125	0.3
900,000 (5)	National Bank of Canada, 4.650%, 02/04/2026	900,186	0.3
500,000 (5)	Societe Generale S.A., 3.980%, 05/26/2026	492,903	0.1
950,000 (5)	Sumitomo Mitsui Trust Bank Ltd., 3.850%, 03/30/2026	941,051	0.3
900,000 (5)	Svenska Handelsbanken AB, 4.320%, 03/23/2026	900,612	0.3
900,000 (5)	TotalEnergies Capital S.A., 4.380%, 01/20/2026	898,134	0.2
550,000 (5)	United Overseas Bank Ltd., 4.010%, 01/14/2026	550,009	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (5)	Westpac Banking Corp., 3.820%, 01/02/2026	$950,011	0.3
	Total Commercial Paper (Cost $11,184,803)	11,184,803	3.4

	Certificates of Deposits: 4.7%
900,000 (5)	Bank of America N.A., 4.540%, 02/09/2026	900,318	0.3
900,000 (5)(6)	Barclays Bank PLC, 3.943%, (SOFRRATE + 0.250%), 04/22/2026	900,183	0.3
1,000,000 (5)	Canadian Imperial Bank of Commerce, 4.275%, 02/04/2026	1,000,220	0.3
900,000 (5)	Credit Agricole Corporate and Investment Bank, 4.276%, 04/14/2026	900,743	0.3
900,000 (5)	Credit Industriel et Commercial S.A., 3.980%, 06/09/2026	900,172	0.3
900,000 (5)	DZ Bank AG, 4.161%, 02/13/2026	900,112	0.2
950,000 (5)	Landesbank Baden- Wurttemberg, 4.199%, 05/18/2026	951,022	0.3
900,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.390%, 01/21/2026	900,327	0.3
900,000 (5)	Mitsubishi UFJ Trust & Banking Corp., 4.375%, 03/04/2026	900,481	0.3
850,000 (5)	Mizuho Bank Ltd., 4.201%, 03/03/2026	850,145	0.2
900,000 (5)	Natixis S.A., 4.188%, 05/04/2026	900,117	0.2
900,000 (5)	Oversea Chinese Banking Corp. Ltd., 4.310%, 03/30/2026	900,008	0.2
950,000 (5)(6)	Royal Bank of Canada, 4.179%, (SOFRRATE + 0.330%), 05/14/2026	950,422	0.3
950,000 (5)(6)	Standard Chartered Bank, 4.070%, (SOFRRATE + 0.380%), 01/22/2026	950,173	0.3
900,000 (5)	Sumitomo Mitsui Banking Corp., 4.177%, 03/06/2026	900,188	0.3
950,000 (5)	Swedbank AB, 3.910%, 02/20/2026	950,136	0.3
900,000 (5)	Toronto-Dominion Bank, 4.157%, 02/19/2026	900,174	0.3
	Total Certificates of Deposits (Cost $15,554,941)	15,554,941	4.7

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 11.1%
11,757,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $11,759,538, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $11,995,464, due 01/31/26-11/15/55)	$11,757,000	3.5
1,288,946 (5)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $1,289,219, collateralized by various U.S. Government Securities, 1.625%-4.000%, Market Value plus accrued interest $1,314,725, due 01/15/27-04/15/30)	1,288,946	0.4
5,565,759 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2025, 3.920%, due 01/02/2026 (Repurchase Amount $5,566,954, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,677,075, due 04/09/26-01/01/56)	5,565,759	1.7
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,814,949 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $3,815,752, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $3,891,248, due 04/30/26-11/15/34)	$3,814,949	1.2
14,329,629 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $14,332,746, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,571,565, due 04/15/28-02/15/55)	14,329,629	4.3
	Total Repurchase Agreements (Cost $36,756,283)	36,756,283	11.1

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 2.4%
7,933,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $7,933,000)	$7,933,000	2.4
	Total Short-Term Investments (Cost $71,429,027)	71,429,027	21.6
	Total Investments in Securities (Cost $221,371,663)	$391,964,048	118.4
	Liabilities in Excess of Other Assets	(61,021,981)	(18.4)
	Net Assets	$330,942,067	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $48,277 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(7)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,902,988	$—	$—	$8,902,988
Consumer Discretionary	29,221,217	—	—	29,221,217
Consumer Staples	5,903,601	—	—	5,903,601
Energy	15,423,791	—	—	15,423,791
Financials	56,445,430	—	—	56,445,430
Health Care	60,079,852	—	42,740	60,122,592
Industrials	54,898,622	—	—	54,898,622
Information Technology	47,547,921	—	—	47,547,921
Materials	14,164,389	—	—	14,164,389
Real Estate	18,239,388	—	—	18,239,388
Utilities	9,657,657	—	—	9,657,657
Total Common Stock	320,484,856	—	42,740	320,527,596
Rights	—	—	5,537	5,537
Warrants	—	1,888	—	1,888
Short-Term Investments	7,933,000	63,496,027	—	71,429,027
Total Investments, at fair value	$328,417,856	$63,497,915	$48,277	$391,964,048
Liabilities Table
Other Financial Instruments+
Futures	$(246,499)	$—	$—	$(246,499)
Total Liabilities	$(246,499)	$—	$—	$(246,499)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
Akero Therapeutics, Inc.	12/10/2025	—	5,143
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	5,592
Chinook Therapeutics, Inc. CVR	8/14/2023	—	5,537
GTX, Inc.	6/10/2019	800	—
Inhibrx, Inc. CVR	5/31/2024	—	32,005
Omniab, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
Omniab, Inc. - 15 Earnout Shares	11/2/2022	—	—
		$800	$48,277

At December 31, 2025, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
Long Contracts:
E-mini Russell 2000 Index	87	03/20/26	$10,866,300	$(246,499)
			$10,866,300	$(246,499)

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$246,499
Total Liability Derivatives		$246,499

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$350,757
Total	$350,757

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$62,392
Total	$62,392

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $225,480,766.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$187,764,609
Gross Unrealized Depreciation	(21,527,826)
Net Unrealized Appreciation	$166,236,783

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY OBLIGATIONS: 32.4%
	United States Treasury Bonds: 8.0%
5,000,000	1.625%, 11/15/2050	$2,626,367	0.5
857,600	3.875%, 08/15/2040	794,620	0.2
4,000,000	4.250%, 11/15/2040	3,861,094	0.8
13,584,800	4.625%, 11/15/2045	13,277,019	2.7
15,000,000	4.750%, 05/15/2055	14,743,359	3.0
4,112,200	4.750%, 08/15/2055	4,044,092	0.8
		39,346,551	8.0
	United States Treasury Notes: 24.4%
26,080,100	3.375%, 12/31/2027	26,029,672	5.3
4,000,000	3.500%, 10/31/2027	4,001,172	0.8
22,854,500	3.500%, 12/15/2028	22,828,610	4.7
18,561,700	3.625%, 12/31/2030	18,473,967	3.8
9,689,500	3.875%, 12/31/2032	9,647,866	2.0
38,649,600	4.000%, 11/15/2035	38,097,031	7.8
		119,078,318	24.4
	Total U.S. Treasury Obligations
	(Cost $159,438,461)	158,424,869	32.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.1%
	Federal Farm Credit Banks Funding Corporation: 0.2%
1,324,000	2.310%, 07/14/2036	1,081,583	0.2
	Federal Home Loan Bank: 0.3%
1,550,000	1.100%, 08/20/2026	1,525,499	0.3
	Federal Home Loan Mortgage Association: 0.1%(1)
236,000	6.625%, 11/15/2030	266,212	0.0
282,000	7.125%, 01/15/2030	318,451	0.1
		584,663	0.1
	Federal Home Loan Mortgage Corporation: 2.9%(1)
1,246,903	3.000%, 04/01/2045	1,146,654	0.3
1,248,822	3.000%, 04/01/2045	1,148,417	0.3
79,821	3.500%, 01/01/2042	76,831	0.0
288,872	3.500%, 01/01/2042	278,768	0.1
1,124,589	3.500%, 08/01/2042	1,070,732	0.2
887,197	3.500%, 12/01/2047	836,861	0.2
27,470	4.000%, 08/01/2040	27,024	0.0
249,410	4.000%, 04/01/2041	244,939	0.1
354,805	4.000%, 05/01/2041	347,600	0.1
22,988	4.000%, 08/01/2041	22,543	0.0
26,931	4.000%, 12/01/2042	26,381	0.0
157,544	4.000%, 07/01/2045	152,784	0.0
107,360	4.000%, 09/01/2045	104,049	0.0
146,725	4.000%, 09/01/2045	140,832	0.0
150,570	4.000%, 09/01/2045	145,454	0.0
383,123	4.000%, 05/01/2046	371,111	0.1
102,471	4.000%, 11/01/2047	98,981	0.0
144,796	4.000%, 03/01/2048	140,241	0.0
18,335	4.500%, 03/01/2039	18,525	0.0
51,653	4.500%, 08/01/2039	52,189	0.0
58,256	4.500%, 09/01/2039	58,859	0.0
111,733	4.500%, 09/01/2039	112,891	0.0
133,889	4.500%, 09/01/2039	135,278	0.0
98,698	4.500%, 10/01/2039	99,405	0.0
168,641	4.500%, 12/01/2039	170,364	0.1
51,738	4.500%, 03/01/2040	52,243	0.0
142,312	4.500%, 04/01/2040	143,570	0.0
26,042	4.500%, 06/01/2040	26,276	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
107,117	4.500%, 07/01/2040	$108,112	0.0
173,341	4.500%, 07/01/2040	174,846	0.1
45,101	4.500%, 08/01/2040	45,493	0.0
113,167	4.500%, 08/01/2040	114,219	0.0
51,653	4.500%, 03/01/2041	52,072	0.0
134,665	4.500%, 03/01/2041	135,675	0.0
66,421	4.500%, 04/01/2041	66,946	0.0
214,081	4.500%, 06/01/2041	215,708	0.1
143,149	4.500%, 07/01/2041	144,325	0.0
22,221	4.500%, 08/01/2041	22,123	0.0
291,071	4.500%, 08/01/2041	290,157	0.1
285,428	4.500%, 07/01/2048	283,473	0.1
8,176	5.000%, 03/01/2034	8,260	0.0
28,183	5.000%, 12/01/2034	28,958	0.0
26,786	5.000%, 08/01/2035	27,522	0.0
105,856	5.000%, 08/01/2035	108,769	0.0
26,887	5.000%, 10/01/2035	27,671	0.0
33,312	5.000%, 10/01/2035	34,257	0.0
44,303	5.000%, 10/01/2035	45,522	0.0
82,057	5.000%, 12/01/2035	84,434	0.0
13,853	5.000%, 04/01/2036	14,269	0.0
36,417	5.000%, 11/01/2036	37,457	0.0
29,099	5.000%, 02/01/2037	29,972	0.0
20,518	5.000%, 05/01/2037	21,134	0.0
297,662	5.000%, 10/01/2037	305,901	0.1
55,963	5.000%, 03/01/2038	57,573	0.0
168,348	5.000%, 03/01/2038	173,404	0.1
183,892	5.000%, 03/01/2038	189,413	0.1
41,410	5.000%, 04/01/2038	42,654	0.0
5,917	5.000%, 10/01/2038	6,094	0.0
21,780	5.000%, 06/01/2040	22,435	0.0
54,586	5.000%, 08/01/2040	56,229	0.0
125,846	5.000%, 04/01/2041	129,633	0.0
32,434	5.490%, 02/01/2037	33,879	0.0
23,672	5.500%, 09/01/2034	24,369	0.0
37,954	5.500%, 01/01/2035	38,548	0.0
14,868	5.500%, 09/01/2035	15,570	0.0
308,321	5.500%, 09/01/2035	322,883	0.1
206,773	5.500%, 10/01/2035	215,896	0.1
31,392	5.500%, 03/01/2036	32,876	0.0
90,778	5.500%, 03/01/2036	95,065	0.0
19,484	5.500%, 05/01/2036	20,406	0.0
79,239	5.500%, 06/01/2036	82,848	0.0
1,344	5.500%, 07/01/2036	1,401	0.0
5,209	5.500%, 07/01/2036	5,456	0.0
29,110	5.500%, 07/01/2036	30,394	0.0
5,485	5.500%, 10/01/2036	5,744	0.0
35,255	5.500%, 11/01/2036	36,922	0.0
18,458	5.500%, 12/01/2036	19,331	0.0
25,940	5.500%, 12/01/2036	27,166	0.0
4,436	5.500%, 02/01/2037	4,619	0.0
26,384	5.500%, 02/01/2037	27,631	0.0
8,350	5.500%, 05/01/2037	8,745	0.0
1,073	5.500%, 06/01/2037	1,124	0.0
14,069	5.500%, 12/01/2037	14,690	0.0
6,875	5.500%, 03/01/2038	7,177	0.0
2,199	5.500%, 06/01/2038	2,295	0.0
4,333	5.500%, 06/01/2038	4,522	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
4,021	5.500%, 08/01/2038	$4,134	0.0
366	5.500%, 10/01/2038	380	0.0
263,336	5.500%, 11/01/2038	275,311	0.1
4,400	5.500%, 12/01/2038	4,592	0.0
5,792	5.500%, 12/01/2038	6,044	0.0
6,340	5.500%, 12/01/2038	6,620	0.0
7,311	5.500%, 01/01/2039	7,650	0.0
44,899	5.500%, 01/01/2039	46,913	0.0
27,917	5.500%, 01/01/2040	29,161	0.0
29,233	5.500%, 01/01/2040	30,511	0.0
26,116	5.500%, 03/01/2040	27,256	0.0
87,563	5.500%, 01/01/2041	90,709	0.0
35,242	5.750%, 05/01/2037	35,485	0.0
32,077	5.800%, 08/01/2037	33,581	0.0
29,539	5.800%, 09/01/2037	30,932	0.0
58,649	5.800%, 09/01/2037	61,364	0.0
556	6.000%, 04/01/2028	571	0.0
8,577	6.000%, 07/01/2028	8,811	0.0
74	6.000%, 04/01/2036	77	0.0
1,158	6.000%, 04/01/2036	1,227	0.0
3,575	6.000%, 04/01/2036	3,787	0.0
11,370	6.000%, 06/01/2036	12,051	0.0
3,580	6.000%, 07/01/2036	3,793	0.0
627	6.000%, 08/01/2036	644	0.0
3,621	6.000%, 08/01/2036	3,835	0.0
20,499	6.000%, 08/01/2036	21,340	0.0
23,005	6.000%, 01/01/2037	24,369	0.0
17,879	6.000%, 02/01/2037	18,940	0.0
995	6.000%, 04/01/2037	1,054	0.0
712	6.000%, 06/01/2037	752	0.0
3,177	6.000%, 06/01/2037	3,330	0.0
78	6.000%, 07/01/2037	82	0.0
2,914	6.000%, 07/01/2037	3,087	0.0
638	6.000%, 08/01/2037	676	0.0
1,212	6.000%, 08/01/2037	1,284	0.0
2,577	6.000%, 08/01/2037	2,730	0.0
4,580	6.000%, 08/01/2037	4,802	0.0
101,835	6.000%, 08/01/2037	107,284	0.0
697	6.000%, 09/01/2037	736	0.0
1,495	6.000%, 09/01/2037	1,535	0.0
2,269	6.000%, 09/01/2037	2,404	0.0
4,105	6.000%, 10/01/2037	4,348	0.0
4,724	6.000%, 10/01/2037	5,003	0.0
952	6.000%, 11/01/2037	987	0.0
1,267	6.000%, 11/01/2037	1,342	0.0
16,162	6.000%, 11/01/2037	17,121	0.0
33,961	6.000%, 12/01/2037	35,510	0.0
1,032	6.000%, 01/01/2038	1,088	0.0
2,671	6.000%, 01/01/2038	2,784	0.0
7,160	6.000%, 01/01/2038	7,583	0.0
5,797	6.000%, 05/01/2038	6,035	0.0
591	6.000%, 06/01/2038	626	0.0
3,630	6.000%, 07/01/2038	3,799	0.0
15,364	6.000%, 07/01/2038	16,273	0.0
361	6.000%, 09/01/2038	383	0.0
3,464	6.000%, 09/01/2038	3,669	0.0
152,141	6.000%, 09/01/2038	158,095	0.0
5,037	6.000%, 11/01/2038	5,272	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
74,509	6.000%, 01/01/2039	$78,703	0.0
45,796	6.000%, 04/01/2039	48,172	0.0
28,280	6.000%, 08/01/2039	29,621	0.0
18,400	6.000%, 10/01/2039	19,585	0.0
8,936	6.000%, 11/01/2039	9,464	0.0
23,846	6.000%, 11/01/2039	24,732	0.0
774	6.000%, 12/01/2039	817	0.0
25,854	6.000%, 05/01/2040	27,382	0.0
46,032	6.150%, 12/01/2037	48,107	0.0
13,596	6.150%, 01/01/2038	13,890	0.0
66,036	6.150%, 02/01/2038	69,033	0.0
247,000 (2)	6.250%, 07/15/2032	279,911	0.1
4,221	6.500%, 06/01/2036	4,462	0.0
980	6.500%, 08/01/2036	1,018	0.0
387	6.500%, 10/01/2036	406	0.0
13,372	6.500%, 10/01/2036	14,137	0.0
4,418	6.500%, 07/01/2037	4,694	0.0
3,291	6.500%, 09/01/2037	3,476	0.0
1,419	6.500%, 10/01/2037	1,512	0.0
2,333	6.500%, 11/01/2037	2,475	0.0
1,646	6.500%, 04/01/2038	1,750	0.0
6,139	6.500%, 04/01/2038	6,600	0.0
215	6.500%, 05/01/2038	226	0.0
615	6.500%, 08/01/2038	652	0.0
95	6.500%, 10/01/2038	100	0.0
3,291	6.500%, 11/01/2038	3,491	0.0
3,663	6.500%, 12/01/2038	3,866	0.0
5,772	6.500%, 12/01/2038	6,069	0.0
45,825	6.500%, 12/01/2038	48,229	0.0
176,802	6.500%, 12/01/2038	185,790	0.1
1,886	6.500%, 01/01/2039	2,013	0.0
407,000	6.750%, 09/15/2029	450,807	0.1
196,275 (3)	6.775%, (RFUCCT1Y + 1.900%), 02/01/2042	204,071	0.1
		14,219,092	2.9
	Federal National Mortgage Association: 0.7%(1)
519,012	2.170%, 05/01/2030	481,610	0.1
568,442	2.170%, 05/01/2030	528,304	0.1
750,291	2.560%, 09/01/2029	714,322	0.1
447,228	3.000%, 09/01/2046	398,054	0.1
535,255	3.720%, 10/01/2029	533,488	0.1
739,759	4.630%, 11/01/2029	754,017	0.2
29,809	5.700%, 07/01/2036	29,978	0.0
		3,439,773	0.7
	Government National Mortgage Association: 6.4%
1,364,978	2.500%, 03/20/2051	1,178,899	0.2
2,115,386	2.500%, 05/20/2051	1,826,996	0.4
1,947,843	2.500%, 08/20/2051	1,682,276	0.3
1,989,568	2.500%, 10/20/2051	1,718,303	0.4
1,424,901	3.000%, 10/20/2051	1,261,113	0.3
1,466,987	3.000%, 03/20/2052	1,310,579	0.3
1,063,023	3.500%, 03/20/2047	996,225	0.2
1,345,346	3.500%, 09/20/2047	1,234,115	0.3
465,460	4.000%, 03/20/2046	447,950	0.1
299,525	4.500%, 02/20/2041	301,775	0.1
90,081	4.500%, 03/20/2041	90,758	0.0
274,670	4.500%, 06/20/2041	275,159	0.1
4,240	5.000%, 10/15/2037	4,358	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
813	5.000%, 04/15/2038	$834	0.0
20,196	5.000%, 03/15/2039	20,786	0.0
27,684	5.000%, 08/15/2039	28,816	0.0
222,223	5.000%, 09/15/2039	228,589	0.0
281,981	5.000%, 09/15/2039	290,229	0.1
231,126	5.000%, 02/15/2040	237,607	0.1
118,720	5.000%, 04/15/2040	121,402	0.0
428,492	5.000%, 06/15/2040	438,760	0.1
9,183	5.000%, 07/15/2040	9,403	0.0
120,127	5.000%, 04/15/2042	122,497	0.0
200,796	5.000%, 04/20/2042	206,713	0.0
176,628	5.000%, 06/20/2048	176,967	0.0
10,492	5.500%, 07/20/2038	10,832	0.0
137,394	5.500%, 09/20/2039	142,423	0.0
10,567	5.500%, 10/20/2039	10,954	0.0
6,373	5.500%, 11/20/2039	6,606	0.0
234,910	5.500%, 11/20/2039	243,507	0.1
3,463	5.500%, 12/20/2040	3,573	0.0
12,543	5.500%, 01/20/2041	13,002	0.0
70,705	5.500%, 03/20/2041	73,291	0.0
114,253	5.500%, 04/20/2041	118,434	0.0
173,641	5.500%, 05/20/2041	179,993	0.0
163,409	5.500%, 06/20/2041	169,391	0.0
3,259,691	5.500%, 04/20/2053	3,313,952	0.7
2,513,082	5.500%, 05/20/2053	2,556,894	0.5
5,115	6.000%, 10/15/2036	5,403	0.0
11,146	6.000%, 08/15/2037	11,596	0.0
12,861	6.000%, 11/15/2037	13,506	0.0
3,233	6.000%, 12/15/2037	3,345	0.0
1,570	6.000%, 01/15/2038	1,629	0.0
15,006	6.000%, 01/15/2038	15,852	0.0
174	6.000%, 02/15/2038	181	0.0
10,224	6.000%, 02/15/2038	10,800	0.0
34,527	6.000%, 02/15/2038	35,837	0.0
49,281	6.000%, 05/15/2038	51,972	0.0
65,569	6.000%, 05/15/2038	68,434	0.0
6,836	6.000%, 07/15/2038	7,141	0.0
23,783	6.000%, 09/15/2038	25,041	0.0
266,683	6.000%, 08/20/2040	280,433	0.1
2,241,224	6.000%, 08/20/2053	2,303,408	0.5
2,113,814	6.000%, 07/20/2054	2,156,744	0.4
4,112,312	6.000%, 06/20/2055	4,195,070	0.9
761,539	6.500%, 08/20/2054	788,861	0.2
		31,029,214	6.4
	Tennessee Valley Authority: 0.0%
100,000	5.250%, 02/01/2055	99,157	0.0
5,000	6.150%, 01/15/2038	5,713	0.0
		104,870	0.0
	Uniform Mortgage-Backed Securities: 16.5%
5,249,282	1.500%, 11/01/2050	4,054,395	0.8
4,936,874	2.000%, 06/01/2036	4,576,367	0.9
421,643	2.000%, 05/01/2051	342,729	0.1
3,265,798	2.000%, 05/01/2051	2,699,436	0.6
4,367,430	2.000%, 01/01/2052	3,607,272	0.7
1,246,569	2.000%, 02/01/2052	1,024,732	0.2
2,652,114	2.000%, 02/01/2052	2,179,228	0.5
2,807,875	2.000%, 02/01/2052	2,308,089	0.5
4,946,560	2.000%, 02/01/2052	4,077,579	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,383,306	2.000%, 03/01/2052	$1,139,190	0.2
1,858,018	2.000%, 03/01/2052	1,522,345	0.3
2,363,536	2.000%, 04/01/2052	1,949,758	0.4
264,517	2.500%, 09/01/2027	261,209	0.1
513,660	2.500%, 06/01/2030	500,693	0.1
679,650	2.500%, 06/01/2030	662,208	0.1
283,998	2.500%, 07/01/2030	276,709	0.1
191,884	2.500%, 11/01/2050	164,720	0.0
1,672,347	2.500%, 05/01/2051	1,443,131	0.3
830,020	2.500%, 09/01/2051	715,824	0.2
931,937	2.500%, 02/01/2052	802,605	0.2
1,248,909	2.500%, 02/01/2052	1,073,450	0.2
1,545,902	2.500%, 02/01/2052	1,332,576	0.3
1,858,643	2.500%, 02/01/2052	1,596,376	0.3
1,256,726	2.500%, 03/01/2052	1,079,408	0.2
1,653,913	2.500%, 03/01/2052	1,419,537	0.3
3,185,919	2.500%, 04/01/2052	2,729,325	0.6
22,487	3.000%, 06/01/2026	22,394	0.0
770,747	3.000%, 08/01/2030	759,476	0.2
297,738	3.000%, 09/01/2030	292,822	0.1
2,013,286	3.000%, 07/01/2043	1,861,361	0.4
923,774	3.000%, 09/01/2043	854,363	0.2
1,196,403	3.000%, 07/01/2046	1,095,220	0.2
431,245	3.000%, 08/01/2046	393,972	0.1
1,804,172	3.000%, 01/01/2052	1,613,017	0.3
2,041,251	3.000%, 06/01/2052	1,810,087	0.4
162,339	3.500%, 05/01/2029	161,164	0.0
325,582	3.500%, 03/01/2041	314,037	0.1
362,553	3.500%, 12/01/2041	349,021	0.1
362,324	3.500%, 01/01/2042	348,351	0.1
875,979	3.500%, 10/01/2042	836,054	0.2
1,034,534	3.500%, 01/01/2046	982,117	0.2
784,014	3.500%, 02/01/2046	743,803	0.2
1,642,755	3.500%, 02/01/2046	1,560,201	0.3
805,451	3.500%, 02/01/2052	749,423	0.2
641,256	3.500%, 03/01/2052	601,985	0.1
61,425	4.000%, 10/01/2040	60,184	0.0
206,867	4.000%, 10/01/2040	202,665	0.0
303,437	4.000%, 12/01/2040	297,478	0.1
352,369	4.000%, 12/01/2040	345,139	0.1
377,576	4.000%, 02/01/2041	370,160	0.1
99,252	4.000%, 03/01/2041	97,303	0.0
116,174	4.000%, 04/01/2041	113,755	0.0
88,253	4.000%, 09/01/2041	86,378	0.0
248,639	4.000%, 11/01/2041	243,305	0.1
89,742	4.000%, 12/01/2041	87,864	0.0
296,621	4.000%, 01/01/2042	290,259	0.1
133,840	4.000%, 07/01/2042	130,969	0.0
391,371	4.000%, 12/01/2042	383,095	0.1
298,474	4.000%, 02/01/2044	287,524	0.1
378,717	4.000%, 02/01/2044	369,956	0.1
67,955	4.000%, 03/01/2044	65,605	0.0
292,380	4.000%, 05/01/2045	283,240	0.1
243,103	4.000%, 07/01/2045	235,932	0.1
295,569	4.000%, 07/01/2045	287,228	0.1
987,094	4.000%, 02/01/2048	954,843	0.2
36,493	4.000%, 03/01/2048	35,233	0.0
230,260	4.000%, 03/01/2048	222,728	0.1
2,365	4.500%, 07/01/2026	2,366	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,813	4.500%, 06/01/2034	$1,809	0.0
4,710	4.500%, 05/01/2035	4,707	0.0
667	4.500%, 03/01/2038	673	0.0
161	4.500%, 05/01/2038	160	0.0
3,271	4.500%, 06/01/2038	3,301	0.0
6,827	4.500%, 07/01/2038	6,856	0.0
10,903	4.500%, 09/01/2038	10,915	0.0
89,348	4.500%, 03/01/2039	90,142	0.0
5,515	4.500%, 04/01/2039	5,565	0.0
7,325	4.500%, 04/01/2039	7,392	0.0
147,762	4.500%, 07/01/2039	149,121	0.0
345,747	4.500%, 09/01/2039	348,767	0.1
325,440	4.500%, 10/01/2039	328,232	0.1
75,245	4.500%, 12/01/2039	75,937	0.0
88,925	4.500%, 12/01/2039	89,743	0.0
108,298	4.500%, 12/01/2039	109,243	0.0
70,792	4.500%, 03/01/2040	71,334	0.0
71,933	4.500%, 10/01/2040	72,328	0.0
75,528	4.500%, 10/01/2040	76,106	0.0
76,294	4.500%, 10/01/2040	76,866	0.0
104,376	4.500%, 03/01/2041	104,468	0.0
61,977	4.500%, 06/01/2041	62,395	0.0
71,314	4.500%, 06/01/2041	71,882	0.0
616,001	4.500%, 06/01/2041	619,895	0.1
28,855	4.500%, 07/01/2041	29,038	0.0
57,426	4.500%, 07/01/2041	57,290	0.0
689,983	4.500%, 07/01/2041	693,920	0.1
42,816	4.500%, 08/01/2041	43,168	0.0
361,586	4.500%, 08/01/2041	363,983	0.1
45	5.000%, 03/01/2027	46	0.0
720,696	5.000%, 04/01/2039	730,969	0.2
1,173,392	5.000%, 05/01/2042	1,207,262	0.3
1,622,599	5.000%, 09/01/2052	1,625,984	0.3
2,485,396	5.000%, 06/01/2055	2,480,003	0.5
183	5.500%, 07/01/2027	185	0.0
50	5.500%, 08/01/2027	51	0.0
21,060	5.500%, 03/01/2034	21,504	0.0
33,005	5.500%, 04/01/2034	33,487	0.0
12,279	5.500%, 11/01/2034	12,653	0.0
12,368	5.500%, 12/01/2034	12,635	0.0
152,758	5.500%, 02/01/2035	159,410	0.0
24,506	5.500%, 05/01/2035	25,634	0.0
22,089	5.500%, 09/01/2035	23,106	0.0
61,498	5.500%, 09/01/2035	62,447	0.0
18,807	5.500%, 04/01/2036	19,674	0.0
29,008	5.500%, 04/01/2036	30,344	0.0
5,663	5.500%, 05/01/2036	5,924	0.0
10,831	5.500%, 06/01/2036	11,296	0.0
73,964	5.500%, 07/01/2036	77,185	0.0
44,952	5.500%, 11/01/2036	47,024	0.0
64,549	5.500%, 12/01/2036	67,523	0.0
128,097	5.500%, 12/01/2036	134,003	0.0
21,904	5.500%, 01/01/2037	22,912	0.0
18,314	5.500%, 03/01/2037	19,158	0.0
92,101	5.500%, 03/01/2037	96,347	0.0
202,353	5.500%, 03/01/2037	211,682	0.0
76,866	5.500%, 08/01/2037	80,406	0.0
215	5.500%, 01/01/2038	224	0.0
249	5.500%, 01/01/2038	259	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,238	5.500%, 01/01/2038	$1,293	0.0
3,191	5.500%, 03/01/2038	3,332	0.0
3,368	5.500%, 05/01/2038	3,504	0.0
12,081	5.500%, 06/01/2038	12,638	0.0
325,255	5.500%, 09/01/2038	340,254	0.1
100,104	5.500%, 12/01/2038	104,356	0.0
21,019	5.500%, 06/01/2039	21,937	0.0
31,678	5.500%, 05/01/2040	32,779	0.0
196,014	5.500%, 06/01/2040	202,826	0.0
513,030	5.500%, 04/01/2054	521,779	0.1
1,758	6.000%, 01/01/2034	1,805	0.0
17,430	6.000%, 12/01/2034	18,181	0.0
4,741	6.000%, 05/01/2035	4,927	0.0
11,681	6.000%, 01/01/2036	12,112	0.0
23,736	6.000%, 01/01/2036	24,666	0.0
4,325	6.000%, 02/01/2036	4,560	0.0
8,840	6.000%, 03/01/2036	9,302	0.0
11,808	6.000%, 03/01/2036	12,614	0.0
4,201	6.000%, 04/01/2036	4,445	0.0
30,060	6.000%, 05/01/2036	31,714	0.0
90	6.000%, 06/01/2036	94	0.0
1,254	6.000%, 08/01/2036	1,309	0.0
7,276	6.000%, 08/01/2036	7,699	0.0
4,755	6.000%, 09/01/2036	5,032	0.0
12,943	6.000%, 09/01/2036	13,696	0.0
28,697	6.000%, 09/01/2036	30,196	0.0
5,647	6.000%, 10/01/2036	5,943	0.0
48,352	6.000%, 12/01/2036	50,248	0.0
219,152	6.000%, 12/01/2036	231,901	0.1
5,669	6.000%, 01/01/2037	5,891	0.0
4,146	6.000%, 02/01/2037	4,312	0.0
3,965	6.000%, 04/01/2037	4,142	0.0
28,024	6.000%, 07/01/2037	29,655	0.0
46	6.000%, 08/01/2037	47	0.0
1,106	6.000%, 08/01/2037	1,167	0.0
6,464	6.000%, 08/01/2037	6,841	0.0
152	6.000%, 09/01/2037	160	0.0
431	6.000%, 09/01/2037	449	0.0
782	6.000%, 09/01/2037	817	0.0
3,370	6.000%, 09/01/2037	3,556	0.0
5,102	6.000%, 09/01/2037	5,326	0.0
110	6.000%, 10/01/2037	116	0.0
646	6.000%, 10/01/2037	678	0.0
846	6.000%, 10/01/2037	890	0.0
1,540	6.000%, 10/01/2037	1,580	0.0
740	6.000%, 11/01/2037	760	0.0
3,500	6.000%, 11/01/2037	3,592	0.0
4,221	6.000%, 11/01/2037	4,389	0.0
6,672	6.000%, 11/01/2037	7,038	0.0
17,213	6.000%, 11/01/2037	18,215	0.0
1,839	6.000%, 12/01/2037	1,929	0.0
8,082	6.000%, 12/01/2037	8,546	0.0
11,208	6.000%, 12/01/2037	11,861	0.0
20,078	6.000%, 12/01/2037	21,247	0.0
3,660	6.000%, 01/01/2038	3,791	0.0
612	6.000%, 02/01/2038	634	0.0
31,195	6.000%, 02/01/2038	32,767	0.0
1,517	6.000%, 03/01/2038	1,573	0.0
50,545	6.000%, 03/01/2038	52,437	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,626	6.000%, 04/01/2038	$5,920	0.0
100,856	6.000%, 04/01/2038	106,727	0.0
6,295	6.000%, 05/01/2038	6,542	0.0
8,547	6.000%, 05/01/2038	9,015	0.0
876	6.000%, 06/01/2038	913	0.0
5,977	6.000%, 07/01/2038	6,249	0.0
19,250	6.000%, 07/01/2038	20,125	0.0
635	6.000%, 08/01/2038	660	0.0
1,065	6.000%, 08/01/2038	1,127	0.0
5,393	6.000%, 09/01/2038	5,604	0.0
7,208	6.000%, 09/01/2038	7,484	0.0
28,217	6.000%, 09/01/2038	29,526	0.0
13,050	6.000%, 10/01/2038	13,698	0.0
18,612	6.000%, 10/01/2038	19,521	0.0
24,373	6.000%, 10/01/2038	25,717	0.0
206,828	6.000%, 10/01/2039	218,865	0.1
5,282	6.000%, 11/01/2039	5,488	0.0
88	6.500%, 04/01/2030	91	0.0
3,702	6.500%, 11/01/2034	3,924	0.0
6,455	6.500%, 01/01/2036	6,804	0.0
10,865	6.500%, 03/01/2036	11,557	0.0
12,323	6.500%, 04/01/2036	12,794	0.0
3,263	6.500%, 06/01/2036	3,431	0.0
409	6.500%, 07/01/2036	435	0.0
648	6.500%, 07/01/2036	683	0.0
3,978	6.500%, 07/01/2036	4,180	0.0
7,023	6.500%, 07/01/2036	7,472	0.0
9,919	6.500%, 07/01/2036	10,458	0.0
24,437	6.500%, 07/01/2036	25,640	0.0
449	6.500%, 08/01/2036	471	0.0
403	6.500%, 09/01/2036	426	0.0
4,982	6.500%, 09/01/2036	5,172	0.0
5,296	6.500%, 09/01/2036	5,584	0.0
35,666	6.500%, 09/01/2036	37,949	0.0
627	6.500%, 11/01/2036	659	0.0
1,110	6.500%, 11/01/2036	1,176	0.0
713	6.500%, 12/01/2036	746	0.0
9,529	6.500%, 12/01/2036	9,984	0.0
12,081	6.500%, 01/01/2037	12,669	0.0
15,249	6.500%, 01/01/2037	16,078	0.0
2,144	6.500%, 03/01/2037	2,239	0.0
4,015	6.500%, 03/01/2037	4,203	0.0
8,355	6.500%, 03/01/2037	8,765	0.0
33	6.500%, 07/01/2037	35	0.0
1,032	6.500%, 08/01/2037	1,086	0.0
1,159	6.500%, 08/01/2037	1,214	0.0
173	6.500%, 09/01/2037	184	0.0
416	6.500%, 09/01/2037	440	0.0
452	6.500%, 09/01/2037	482	0.0
1,993	6.500%, 09/01/2037	2,117	0.0
5,592	6.500%, 09/01/2037	5,952	0.0
48,791	6.500%, 09/01/2037	51,430	0.0
59,719	6.500%, 09/01/2037	62,968	0.0
218	6.500%, 10/01/2037	231	0.0
726	6.500%, 10/01/2037	773	0.0
1,864	6.500%, 10/01/2037	1,964	0.0
5,066	6.500%, 10/01/2037	5,367	0.0
10,109	6.500%, 10/01/2037	10,759	0.0
28,684	6.500%, 11/01/2037	30,237	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,037	6.500%, 12/01/2037	$1,087	0.0
1,103	6.500%, 12/01/2037	1,159	0.0
1,181	6.500%, 12/01/2037	1,238	0.0
1,209	6.500%, 12/01/2037	1,271	0.0
3,923	6.500%, 12/01/2037	4,176	0.0
4,112	6.500%, 12/01/2037	4,308	0.0
46,362	6.500%, 12/01/2037	49,044	0.0
421	6.500%, 01/01/2038	441	0.0
5,232	6.500%, 01/01/2038	5,557	0.0
30,409	6.500%, 03/01/2038	32,232	0.0
18,220	6.500%, 04/01/2038	19,393	0.0
22,240	6.500%, 08/01/2038	23,451	0.0
29,260	6.500%, 08/01/2038	30,704	0.0
17,894	6.500%, 09/01/2038	18,868	0.0
1,204	6.500%, 10/01/2038	1,282	0.0
4,426	6.500%, 10/01/2038	4,699	0.0
10,082	6.500%, 10/01/2038	10,689	0.0
68,882	6.500%, 10/01/2038	73,314	0.0
7,109	6.500%, 11/01/2038	7,539	0.0
351	6.500%, 01/01/2039	366	0.0
16,224	6.500%, 01/01/2039	17,097	0.0
4,334	6.500%, 03/01/2039	4,543	0.0
4,387	6.500%, 09/01/2039	4,608	0.0
2,297,070	6.500%, 09/01/2054	2,387,771	0.5
		80,641,936	16.5
	Total U.S. Government Agency Obligations
	(Cost $139,971,866)	132,626,630	27.1

CORPORATE BONDS/NOTES: 25.9%
	Basic Materials: 0.5%
13,000	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	12,683	0.0
94,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	86,568	0.1
44,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	33,128	0.0
13,000	Albemarle Corp., 4.650%, 06/01/2027	13,086	0.0
12,000 (2)	Albemarle Corp., 5.050%, 06/01/2032	12,088	0.0
7,000	Albemarle Corp., 5.450%, 12/01/2044	6,396	0.0
9,000	Albemarle Corp., 5.650%, 06/01/2052	8,178	0.0
10,000 (2)	ArcelorMittal SA, 4.250%, 07/16/2029	10,019	0.0
8,000	ArcelorMittal SA, 4.550%, 03/11/2026	8,003	0.0
10,000	ArcelorMittal SA, 6.000%, 06/17/2034	10,769	0.0
10,000 (2)	ArcelorMittal SA, 6.350%, 06/17/2054	10,550	0.0
24,000	ArcelorMittal SA, 6.550%, 11/29/2027	25,007	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
9,000	ArcelorMittal SA, 6.750%, 03/01/2041	$9,870	0.0
20,000 (2)	ArcelorMittal SA, 6.800%, 11/29/2032	22,407	0.0
14,000	ArcelorMittal SA, 7.000%, 10/15/2039	15,821	0.0
67,000	Barrick PD Australia Finance Pty Ltd., 5.950%, 10/15/2039	70,562	0.0
20,000	BHP Billiton Finance USA Ltd., 4.125%, 02/24/2042	17,336	0.0
20,000	BHP Billiton Finance USA Ltd., 4.750%, 02/28/2028	20,322	0.0
20,000	BHP Billiton Finance USA Ltd., 4.875%, 02/27/2026	20,024	0.0
15,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	15,314	0.0
51,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	48,468	0.0
14,000	BHP Billiton Finance USA Ltd., 5.100%, 09/08/2028	14,442	0.0
17,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	17,159	0.0
18,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	18,759	0.0
30,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	31,206	0.0
16,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	15,954	0.0
20,000	BHP Billiton Finance USA Ltd., 5.750%, 09/05/2055	20,414	0.0
7,000	BHP Billiton Finance USA Ltd., 6.420%, 03/01/2026	7,028	0.0
15,000	CF Industries, Inc., 4.950%, 06/01/2043	13,447	0.0
15,000	CF Industries, Inc., 5.150%, 03/15/2034	15,077	0.0
15,000	CF Industries, Inc., 5.375%, 03/15/2044	14,063	0.0
17,000	Dow Chemical Co., 2.100%, 11/15/2030	15,058	0.0
135,000 (2)	Dow Chemical Co., 3.600%, 11/15/2050	87,246	0.1
81,000	Dow Chemical Co., 4.250%, 10/01/2034	73,999	0.1
33,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	31,410	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
50,000	Eastman Chemical Co., 4.650%, 10/15/2044	$42,440	0.0
19,000	Ecolab, Inc., 2.700%, 12/15/2051	11,749	0.0
59,000	Ecolab, Inc., 2.750%, 08/18/2055	35,538	0.0
10,000 (2)	EIDP, Inc., 2.300%, 07/15/2030	9,254	0.0
12,000	EIDP, Inc., 4.500%, 05/15/2026	12,011	0.0
12,000 (2)	EIDP, Inc., 4.800%, 05/15/2033	11,990	0.0
10,000	FMC Corp., 3.200%, 10/01/2026	9,901	0.0
10,000 (2)	FMC Corp., 3.450%, 10/01/2029	8,876	0.0
10,000	FMC Corp., 4.500%, 10/01/2049	6,364	0.0
10,000 (2)	FMC Corp., 5.650%, 05/18/2033	8,770	0.0
10,000 (2)	FMC Corp., 6.375%, 05/18/2053	7,443	0.0
10,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	9,974	0.0
9,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	8,936	0.0
9,000	Freeport-McMoRan, Inc., 4.375%, 08/01/2028	9,004	0.0
12,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	12,095	0.0
9,000	Freeport-McMoRan, Inc., 5.000%, 09/01/2027	9,003	0.0
10,000	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	10,171	0.0
15,000 (2)	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	15,478	0.0
35,000	Freeport-McMoRan, Inc., 5.450%, 03/15/2043	33,909	0.0
8,000	International Flavors & Fragrances, Inc., 4.450%, 09/26/2028	8,066	0.0
10,000 (2)	International Flavors & Fragrances, Inc., 5.000%, 09/26/2048	8,881	0.0
59,000 (2)	International Paper Co., 4.350%, 08/15/2048	47,850	0.0
63,000	Linde, Inc., 1.100%, 08/10/2030	55,373	0.0
6,000	Lubrizol Corp., 6.500%, 10/01/2034	6,780	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
20,000 (2)	LYB International Finance BV, 4.875%, 03/15/2044	$16,614	0.0
15,000	LYB International Finance BV, 5.250%, 07/15/2043	12,996	0.0
12,000 (2)	LYB International Finance II BV, 3.500%, 03/02/2027	11,944	0.0
10,000	LYB International Finance III LLC, 2.250%, 10/01/2030	8,926	0.0
15,000	LYB International Finance III LLC, 3.375%, 10/01/2040	10,871	0.0
20,000 (2)	LYB International Finance III LLC, 3.625%, 04/01/2051	12,909	0.0
20,000	LYB International Finance III LLC, 4.200%, 10/15/2049	14,366	0.0
20,000	LYB International Finance III LLC, 4.200%, 05/01/2050	14,300	0.0
15,000 (2)	LYB International Finance III LLC, 5.500%, 03/01/2034	14,836	0.0
10,000 (2)	LYB International Finance III LLC, 5.625%, 05/15/2033	10,151	0.0
17,000 (2)	LyondellBasell Industries NV, 4.625%, 02/26/2055	12,902	0.0
47,000	Mosaic Co., 5.450%, 11/15/2033	48,324	0.0
49,000	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	47,493	0.0
33,000	Newmont Corp. / Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	26,996	0.0
9,000	Nucor Corp., 2.979%, 12/15/2055	5,634	0.0
11,000	Nucor Corp., 3.850%, 04/01/2052	8,445	0.0
7,000 (2)	Nucor Corp., 4.400%, 05/01/2048	5,984	0.0
17,000	Nucor Corp., 5.200%, 08/01/2043	16,561	0.0
11,000	Nucor Corp., 6.400%, 12/01/2037	12,335	0.0
13,000	Nutrien Ltd., 2.950%, 05/13/2030	12,295	0.0
10,000	Nutrien Ltd., 3.950%, 05/13/2050	7,615	0.0
8,000	Nutrien Ltd., 4.000%, 12/15/2026	7,999	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
9,000	Nutrien Ltd., 4.125%, 03/15/2035	$8,332	0.0
15,000	Nutrien Ltd., 4.200%, 04/01/2029	14,981	0.0
15,000	Nutrien Ltd., 4.900%, 03/27/2028	15,285	0.0
10,000	Nutrien Ltd., 4.900%, 06/01/2043	9,114	0.0
15,000	Nutrien Ltd., 5.000%, 04/01/2049	13,456	0.0
9,000	Nutrien Ltd., 5.250%, 01/15/2045	8,450	0.0
9,000	Nutrien Ltd., 5.625%, 12/01/2040	9,062	0.0
15,000 (2)	Nutrien Ltd., 5.800%, 03/27/2053	14,996	0.0
10,000	Nutrien Ltd., 5.875%, 12/01/2036	10,504	0.0
8,000	Nutrien Ltd., 6.125%, 01/15/2041	8,311	0.0
24,000	PPG Industries, Inc., 1.200%, 03/15/2026	23,863	0.0
19,000	PPG Industries, Inc., 2.550%, 06/15/2030	17,713	0.0
6,000	Rio Tinto Alcan, Inc., 5.750%, 06/01/2035	6,406	0.0
15,000	Rio Tinto Alcan, Inc., 6.125%, 12/15/2033	16,429	0.0
8,000	Rio Tinto Alcan, Inc., 7.250%, 03/15/2031	9,119	0.0
109,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	67,887	0.0
23,000	Rio Tinto Finance USA Ltd., 5.200%, 11/02/2040	22,960	0.0
15,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	16,157	0.0
15,000	Rio Tinto Finance USA PLC, 4.125%, 08/21/2042	12,943	0.0
10,000	Rio Tinto Finance USA PLC, 4.750%, 03/22/2042	9,347	0.0
13,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	13,373	0.0
22,000	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	20,571	0.0
6,000	RPM International, Inc., 2.950%, 01/15/2032	5,450	0.0
8,000	RPM International, Inc., 3.750%, 03/15/2027	7,968	0.0
6,000	RPM International, Inc., 4.250%, 01/15/2048	4,925	0.0
7,000	RPM International, Inc., 4.550%, 03/01/2029	7,090	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
17,000	RPM International, Inc., 5.250%, 06/01/2045	$16,187	0.0
28,000	Sherwin-Williams Co., 2.900%, 03/15/2052	17,320	0.0
10,000	Sherwin-Williams Co., 3.300%, 05/15/2050	6,811	0.0
202,000	Sherwin-Williams Co., 3.450%, 06/01/2027	200,592	0.1
11,000	Sherwin-Williams Co., 3.800%, 08/15/2049	8,276	0.0
15,000	Sherwin-Williams Co., 4.500%, 06/01/2047	12,833	0.0
71,000	Southern Copper Corp., 5.875%, 04/23/2045	73,026	0.1
23,000	Southern Copper Corp., 6.750%, 04/16/2040	26,051	0.0
7,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	6,729	0.0
10,000 (2)	Steel Dynamics, Inc., 3.250%, 01/15/2031	9,521	0.0
24,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	16,545	0.0
12,000	Steel Dynamics, Inc., 3.450%, 04/15/2030	11,603	0.0
12,000	Steel Dynamics, Inc., 5.375%, 08/15/2034	12,464	0.0
11,000	Suzano Austria GmbH, 2.500%, 09/15/2028	10,432	0.0
34,000	Suzano Austria GmbH, 3.750%, 01/15/2031	32,133	0.0
21,000 (2)	Suzano Austria GmbH DM3N, 3.125%, 01/15/2032	18,786	0.0
32,000	Vale Overseas Ltd., 3.750%, 07/08/2030	30,812	0.0
32,000	Vale Overseas Ltd., 6.125%, 06/12/2033	34,302	0.0
28,000	Vale Overseas Ltd., 6.875%, 11/21/2036	31,680	0.0
25,000	Vale Overseas Ltd., 6.875%, 11/10/2039	28,383	0.0
10,000	Vale SA, 5.625%, 09/11/2042	10,113	0.0
7,000	Westlake Corp., 2.875%, 08/15/2041	4,812	0.0
12,000	Westlake Corp., 3.125%, 08/15/2051	7,283	0.0
6,000	Westlake Corp., 3.375%, 06/15/2030	5,737	0.0
20,000	Westlake Corp., 3.375%, 08/15/2061	11,815	0.0
10,000	Westlake Corp., 4.375%, 11/15/2047	7,761	0.0
14,000 (2)	Westlake Corp., 5.000%, 08/15/2046	12,081	0.0
		2,630,993	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 2.3%
200,000 (2)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	$181,637	0.1
200,000 (2)	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	147,635	0.1
212,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	210,190	0.1
139,000	Alphabet, Inc., 1.100%, 08/15/2030	122,591	0.0
104,000	Alphabet, Inc., 1.900%, 08/15/2040	70,495	0.0
347,000 (2)	Alphabet, Inc., 2.250%, 08/15/2060	178,547	0.1
22,000	Amazon.com, Inc., 1.200%, 06/03/2027	21,272	0.0
35,000	Amazon.com, Inc., 1.500%, 06/03/2030	31,566	0.0
39,000	Amazon.com, Inc., 1.650%, 05/12/2028	37,236	0.0
52,000	Amazon.com, Inc., 2.100%, 05/12/2031	47,003	0.0
44,000	Amazon.com, Inc., 2.500%, 06/03/2050	26,347	0.0
236,000	Amazon.com, Inc., 2.700%, 06/03/2060	133,703	0.0
35,000	Amazon.com, Inc., 2.875%, 05/12/2041	26,573	0.0
56,000	Amazon.com, Inc., 3.100%, 05/12/2051	37,641	0.0
61,000	Amazon.com, Inc., 3.150%, 08/22/2027	60,551	0.0
7,000	Amazon.com, Inc., 3.250%, 05/12/2061	4,482	0.0
35,000	Amazon.com, Inc., 3.300%, 04/13/2027	34,873	0.0
26,000	Amazon.com, Inc., 3.450%, 04/13/2029	25,705	0.0
44,000	Amazon.com, Inc., 3.600%, 04/13/2032	42,685	0.0
48,000	Amazon.com, Inc., 3.875%, 08/22/2037	44,051	0.0
44,000 (2)	Amazon.com, Inc., 3.950%, 04/13/2052	34,365	0.0
61,000	Amazon.com, Inc., 4.050%, 08/22/2047	50,150	0.0
16,000 (2)	Amazon.com, Inc., 4.100%, 04/13/2062	12,369	0.0
39,000	Amazon.com, Inc., 4.250%, 08/22/2057	31,299	0.0
35,000	Amazon.com, Inc., 4.550%, 12/01/2027	35,606	0.0
26,000 (2)	Amazon.com, Inc., 4.650%, 12/01/2029	26,699	0.0
39,000 (2)	Amazon.com, Inc., 4.700%, 12/01/2032	40,103	0.0
22,000 (2)	Amazon.com, Inc., 4.800%, 12/05/2034	22,608	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
26,000	Amazon.com, Inc., 4.950%, 12/05/2044	$25,027	0.0
147,000	America Movil SAB de CV, 6.125%, 11/15/2037	158,781	0.1
13,000	America Movil SAB de CV, 6.375%, 03/01/2035	14,342	0.0
33,000	AppLovin Corp., 5.950%, 12/01/2054	32,718	0.0
202,000	AT&T, Inc., 1.700%, 03/25/2026	200,995	0.1
403,000	AT&T, Inc., 3.500%, 06/01/2041	317,321	0.1
282,000	AT&T, Inc., 3.500%, 09/15/2053	188,864	0.1
48,000	AT&T, Inc., 3.500%, 02/01/2061	30,678	0.0
202,000	AT&T, Inc., 3.650%, 06/01/2051	142,154	0.1
202,000	AT&T, Inc., 4.500%, 05/15/2035	194,266	0.1
171,000	AT&T, Inc., 4.650%, 06/01/2044	148,736	0.1
212,000	Baidu, Inc., 1.720%, 04/09/2026	210,596	0.1
23,000	Bell Telephone Co. of Canada or Bell Canada, 4.464%, 04/01/2048	19,046	0.0
17,000 (2)	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	17,249	0.0
14,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 02/15/2034	14,231	0.0
15,000	Bell Telephone Co. of Canada or Bell Canada, 5.550%, 02/15/2054	14,328	0.0
28,000 (2)	Bell Telephone Co. of Canada or Bell Canada US-6, 3.200%, 02/15/2052	18,311	0.0
10,000	Booking Holdings, Inc., 3.550%, 03/15/2028	9,928	0.0
20,000	Booking Holdings, Inc., 3.600%, 06/01/2026	19,979	0.0
69,000	British Telecommunications PLC, 9.625%, 12/15/2030	84,261	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	23,408	0.0
20,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	17,203	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
32,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$28,807	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	21,365	0.0
27,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	18,767	0.0
41,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	25,909	0.0
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	19,722	0.0
18,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	10,742	0.0
48,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	31,023	0.0
28,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	16,861	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	24,882	0.0
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	18,847	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
28,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	$18,332	0.0
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	42,108	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 03/30/2029	25,297	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	19,584	0.0
30,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	23,766	0.0
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 04/01/2038	14,765	0.0
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	41,217	0.0
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.500%, 04/01/2063	15,772	0.0
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	41,844	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	31,324	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
40,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/2035	$41,317	0.0
70,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	65,896	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	31,564	0.0
18,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 02/01/2034	18,972	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.834%, 10/23/2055	9,614	0.0
8,000	Cisco Systems, Inc., 5.350%, 02/26/2064	7,563	0.0
230,000	Cisco Systems, Inc., 5.500%, 01/15/2040	238,685	0.1
171,000 (2)	Comcast Corp., 1.950%, 01/15/2031	152,502	0.1
32,000	Comcast Corp., 2.650%, 02/01/2030	30,214	0.0
56,000	Comcast Corp., 2.650%, 08/15/2062	28,251	0.0
108,000	Comcast Corp., 2.887%, 11/01/2051	63,206	0.0
121,000	Comcast Corp., 2.937%, 11/01/2056	68,066	0.0
32,000	Comcast Corp., 3.400%, 04/01/2030	31,044	0.0
202,000	Comcast Corp., 3.750%, 04/01/2040	166,651	0.1
146,000	Comcast Corp., 3.969%, 11/01/2047	109,484	0.0
151,000	Comcast Corp., 4.200%, 08/15/2034	144,375	0.1
28,000	Comcast Corp., 4.250%, 10/15/2030	28,027	0.0
151,000	Comcast Corp., 4.250%, 01/15/2033	147,724	0.1
23,000	Comcast Corp., 6.500%, 11/15/2035	25,534	0.0
8,000	Corning, Inc., 3.900%, 11/15/2049	6,165	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
15,000	Corning, Inc., 4.375%, 11/15/2057	$12,158	0.0
6,000	Corning, Inc., 4.700%, 03/15/2037	5,855	0.0
10,000	Corning, Inc., 4.750%, 03/15/2042	9,223	0.0
11,000 (2)	Corning, Inc., 5.350%, 11/15/2048	10,668	0.0
6,000	Corning, Inc., 5.450%, 11/15/2079	5,488	0.0
8,000 (2)	Corning, Inc., 5.750%, 08/15/2040	8,371	0.0
6,000	Corning, Inc., 5.850%, 11/15/2068	5,839	0.0
84,000	Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	98,050	0.0
150,000	eBay, Inc., 2.700%, 03/11/2030	141,063	0.0
10,000 (2)	Expedia Group, Inc., 2.950%, 03/15/2031	9,312	0.0
25,000 (2)	Expedia Group, Inc., 3.250%, 02/15/2030	23,988	0.0
20,000	Expedia Group, Inc., 3.800%, 02/15/2028	19,908	0.0
15,000	Expedia Group, Inc., 4.625%, 08/01/2027	15,120	0.0
15,000	Expedia Group, Inc., 5.000%, 02/15/2026	15,002	0.0
12,000 (2)	Fox Corp., 3.500%, 04/08/2030	11,665	0.0
40,000	Fox Corp., 4.709%, 01/25/2029	40,522	0.0
25,000	Fox Corp., 5.476%, 01/25/2039	25,092	0.0
26,000 (2)	Fox Corp., 5.576%, 01/25/2049	25,037	0.0
25,000	Fox Corp., 6.500%, 10/13/2033	27,619	0.0
67,000	Grupo Televisa SAB, 6.625%, 01/15/2040	58,538	0.0
6,000 (2)	Grupo Televisa SAB, 8.500%, 03/11/2032	6,376	0.0
8,000	Juniper Networks, Inc., 2.000%, 12/10/2030	7,076	0.0
10,000	Juniper Networks, Inc., 3.750%, 08/15/2029	9,772	0.0
8,000 (2)	Juniper Networks, Inc., 5.950%, 03/15/2041	8,033	0.0
190,000	Meta Platforms, Inc., 3.850%, 08/15/2032	184,386	0.1
53,000	Meta Platforms, Inc., 4.450%, 08/15/2052	43,163	0.0
399,000	Meta Platforms, Inc., 4.650%, 08/15/2062	322,556	0.1
12,000	Meta Platforms, Inc., 4.800%, 05/15/2030	12,372	0.0
36,000	Meta Platforms, Inc., 4.950%, 05/15/2033	37,055	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
62,000	Meta Platforms, Inc., 5.400%, 08/15/2054	$57,731	0.0
38,000	Meta Platforms, Inc., 5.550%, 08/15/2064	35,277	0.0
51,000	Meta Platforms, Inc., 5.600%, 05/15/2053	48,850	0.0
18,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	16,367	0.0
17,000 (2)	Motorola Solutions, Inc., 2.750%, 05/24/2031	15,562	0.0
14,000 (2)	Motorola Solutions, Inc., 4.600%, 02/23/2028	14,153	0.0
16,000	Motorola Solutions, Inc., 4.600%, 05/23/2029	16,197	0.0
8,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	8,199	0.0
18,000	Motorola Solutions, Inc., 5.400%, 04/15/2034	18,594	0.0
8,000	Motorola Solutions, Inc., 5.500%, 09/01/2044	7,830	0.0
12,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	12,627	0.0
105,000	NBCUniversal Media LLC, 4.450%, 01/15/2043	89,317	0.0
20,000	Netflix, Inc., 4.375%, 11/15/2026	20,108	0.0
32,000	Netflix, Inc., 4.875%, 04/15/2028	32,693	0.0
20,000	Netflix, Inc., 4.900%, 08/15/2034	20,489	0.0
16,000	Netflix, Inc., 5.400%, 08/15/2054	15,516	0.0
38,000	Netflix, Inc., 5.875%, 11/15/2028	39,968	0.0
16,000	Netflix, Inc., 6.375%, 05/15/2029	17,127	0.0
10,000	Nokia Oyj, 4.375%, 06/12/2027	10,054	0.0
10,000	Nokia Oyj, 6.625%, 05/15/2039	10,736	0.0
230,000 (4)	Omnicom Group, Inc., 2.400%, 03/01/2031	206,577	0.1
31,000 (2)	Omnicom Group, Inc., 5.300%, 11/01/2034	31,689	0.0
61,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	60,916	0.0
44,000	Orange SA, 5.500%, 02/06/2044	43,407	0.0
26,000 (2)	Paramount Global, 4.200%, 05/19/2032	23,501	0.0
29,000	Paramount Global, 4.375%, 03/15/2043	20,182	0.0
64,000 (2)	Paramount Global, 4.950%, 05/19/2050	44,864	0.0
45,000	Paramount Global, 5.850%, 09/01/2043	37,085	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
55,000	Rogers Communications, Inc., 3.700%, 11/15/2049	$39,405	0.0
138,000	Rogers Communications, Inc., 3.800%, 03/15/2032	130,066	0.0
28,000	Rogers Communications, Inc., 4.550%, 03/15/2052	22,302	0.0
48,000	Sprint Capital Corp., 6.875%, 11/15/2028	51,527	0.0
31,000	Sprint Capital Corp., 8.750%, 03/15/2032	37,511	0.0
80,000	Telefonica Emisiones SA, 4.103%, 03/08/2027	79,983	0.0
86,000	Telefonica Emisiones SA, 4.895%, 03/06/2048	72,500	0.0
42,000	Telefonica Emisiones SA, 7.045%, 06/20/2036	46,885	0.0
12,000	TELUS Corp., 2.800%, 02/16/2027	11,836	0.0
18,000	TELUS Corp., 3.400%, 05/13/2032	16,640	0.0
10,000	TELUS Corp., 3.700%, 09/15/2027	9,942	0.0
13,000	TELUS Corp., 4.600%, 11/16/2048	11,112	0.0
61,000	Time Warner Cable LLC, 4.500%, 09/15/2042	47,070	0.0
22,000	T-Mobile USA, Inc., 1.500%, 02/15/2026	21,929	0.0
36,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	34,572	0.0
39,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	38,912	0.0
22,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	19,497	0.0
10,000	T-Mobile USA, Inc., 2.400%, 03/15/2029	9,475	0.0
55,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	50,263	0.0
26,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	25,900	0.0
20,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	19,096	0.0
21,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	18,887	0.0
22,000 (2)	T-Mobile USA, Inc., 2.875%, 02/15/2031	20,430	0.0
55,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	41,007	0.0
65,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	43,498	0.0
48,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	46,795	0.0
60,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	40,374	0.0
53,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	50,690	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
30,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	$19,947	0.0
86,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	85,756	0.0
152,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	149,502	0.1
43,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	38,593	0.0
65,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	53,574	0.0
33,000 (2)	T-Mobile USA, Inc., 4.750%, 02/01/2028	33,014	0.0
18,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	18,342	0.0
22,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	22,422	0.0
57,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	58,183	0.0
27,000	T-Mobile USA, Inc., 5.200%, 01/15/2033	27,876	0.0
38,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	36,790	0.0
22,000	T-Mobile USA, Inc., 5.750%, 01/15/2034	23,347	0.0
27,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	26,511	0.0
15,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	14,790	0.0
22,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	22,480	0.0
103,000	TWDC Enterprises 18 Corp., GMTN, 4.125%, 06/01/2044	86,994	0.0
24,000	Uber Technologies, Inc., 4.300%, 01/15/2030	24,168	0.0
29,000	Uber Technologies, Inc., 4.800%, 09/15/2034	29,011	0.0
34,000 (2)	Uber Technologies, Inc., 5.350%, 09/15/2054	32,448	0.0
20,000	Verizon Communications, Inc., 1.500%, 09/18/2030	17,643	0.0
46,000	Verizon Communications, Inc., 1.750%, 01/20/2031	40,511	0.0
94,000	Verizon Communications, Inc., 2.355%, 03/15/2032	82,865	0.0
75,000	Verizon Communications, Inc., 2.550%, 03/21/2031	68,516	0.0
61,000	Verizon Communications, Inc., 2.650%, 11/20/2040	43,595	0.0
19,000	Verizon Communications, Inc., 2.850%, 09/03/2041	13,705	0.0
53,000	Verizon Communications, Inc., 2.875%, 11/20/2050	32,951	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
177,000	Verizon Communications, Inc., 3.000%, 11/20/2060	$103,632	0.0
53,000	Verizon Communications, Inc., 3.400%, 03/22/2041	41,551	0.0
86,000	Verizon Communications, Inc., 3.550%, 03/22/2051	61,144	0.0
67,000	Verizon Communications, Inc., 3.700%, 03/22/2061	45,280	0.0
14,000	Verizon Communications, Inc., 3.850%, 11/01/2042	11,239	0.0
20,000	Verizon Communications, Inc., 3.875%, 02/08/2029	19,933	0.0
19,000	Verizon Communications, Inc., 3.875%, 03/01/2052	14,088	0.0
23,000	Verizon Communications, Inc., 4.000%, 03/22/2050	17,591	0.0
18,000	Verizon Communications, Inc., 4.125%, 08/15/2046	14,447	0.0
26,000	Verizon Communications, Inc., 4.272%, 01/15/2036	24,373	0.0
38,000	Verizon Communications, Inc., 4.400%, 11/01/2034	36,683	0.0
44,000	Verizon Communications, Inc., 4.500%, 08/10/2033	43,321	0.0
24,000	Verizon Communications, Inc., 4.522%, 09/15/2048	20,100	0.0
14,000	Verizon Communications, Inc., 4.672%, 03/15/2055	11,601	0.0
10,000	Verizon Communications, Inc., 4.750%, 11/01/2041	9,137	0.0
42,000	Verizon Communications, Inc., 4.780%, 02/15/2035	41,367	0.0
23,000	Verizon Communications, Inc., 4.812%, 03/15/2039	21,843	0.0
45,000	Verizon Communications, Inc., 4.862%, 08/21/2046	40,009	0.0
13,000	Verizon Communications, Inc., 5.012%, 04/15/2049	11,693	0.0
15,000	Verizon Communications, Inc., 5.012%, 08/21/2054	13,176	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
20,000	Verizon Communications, Inc., 5.050%, 05/09/2033	$20,522	0.0
22,000	Verizon Communications, Inc., 5.250%, 03/16/2037	22,174	0.0
141,000 (4)	Verizon Communications, Inc., 5.401%, 07/02/2037	142,571	0.1
9,000	Verizon Communications, Inc., 5.500%, 03/16/2047	8,699	0.0
9,000	Verizon Communications, Inc., 5.850%, 09/15/2035	9,598	0.0
7,000	Verizon Communications, Inc., 6.400%, 09/15/2033	7,719	0.0
16,000	Verizon Communications, Inc., 6.550%, 09/15/2043	17,601	0.0
12,000 (2)	Vodafone Group PLC, 5.000%, 05/30/2038	11,801	0.0
14,000	Vodafone Group PLC, 5.625%, 02/10/2053	13,421	0.0
40,000	Vodafone Group PLC, 5.750%, 06/28/2054	38,895	0.0
10,000	Vodafone Group PLC, 5.750%, 02/10/2063	9,516	0.0
60,000	Vodafone Group PLC, 5.875%, 06/28/2064	58,341	0.0
25,000	Vodafone Group PLC, 6.150%, 02/27/2037	27,200	0.0
10,000	Vodafone Group PLC, 6.250%, 11/30/2032	10,935	0.0
15,000	Vodafone Group PLC, 7.875%, 02/15/2030	17,098	0.0
202,000	Walt Disney Co., 2.200%, 01/13/2028	196,146	0.1
51,000 (2)	Walt Disney Co., 2.650%, 01/13/2031	47,723	0.0
99,000	Walt Disney Co., 3.600%, 01/13/2051	73,657	0.0
16,000	Walt Disney Co., 3.800%, 05/13/2060	11,758	0.0
86,000	Walt Disney Co., 4.750%, 09/15/2044	78,704	0.0
		11,309,040	2.3
	Consumer, Cyclical: 1.5%
44,422	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	43,478	0.0
24,095	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	23,317	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
28,516	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	$27,712	0.0
13,000	American Honda Finance Corp., 4.600%, 04/17/2030	13,160	0.0
10,000	American Honda Finance Corp., 4.700%, 01/12/2028	10,145	0.0
13,000	American Honda Finance Corp., 4.900%, 03/12/2027	13,142	0.0
14,000	American Honda Finance Corp., 4.900%, 03/13/2029	14,309	0.0
15,000	American Honda Finance Corp., 5.650%, 11/15/2028	15,664	0.0
10,000	American Honda Finance Corp., GMTN, 3.500%, 02/15/2028	9,903	0.0
13,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	13,049	0.0
14,000	American Honda Finance Corp., GMTN, 4.400%, 09/05/2029	14,145	0.0
14,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	14,130	0.0
13,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	13,246	0.0
13,000	American Honda Finance Corp., GMTN, 4.900%, 07/09/2027	13,184	0.0
14,000	American Honda Finance Corp., GMTN, 5.050%, 07/10/2031	14,384	0.0
15,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	15,404	0.0
10,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	10,623	0.0
14,000 (2)	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	13,754	0.0
11,000	American Honda Finance Corp., MTN, 1.800%, 01/13/2031	9,724	0.0
14,000	American Honda Finance Corp., MTN, 2.000%, 03/24/2028	13,424	0.0
12,000	American Honda Finance Corp., MTN, 2.250%, 01/12/2029	11,368	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
10,000	American Honda Finance Corp., MTN, 2.350%, 01/08/2027	$9,853	0.0
33,000	Aptiv PLC, 3.100%, 12/01/2051	21,220	0.0
6,000	Aptiv PLC, 4.350%, 03/15/2029	6,035	0.0
6,000	Aptiv PLC, 4.400%, 10/01/2046	4,889	0.0
7,000	Aptiv PLC, 5.400%, 03/15/2049	6,449	0.0
16,000 (2)	Aptiv PLC / Aptiv Corp., 3.250%, 03/01/2032	14,958	0.0
20,000	Aptiv PLC / Aptiv Corp., 4.150%, 05/01/2052	15,433	0.0
8,000	AutoNation, Inc., 1.950%, 08/01/2028	7,552	0.0
9,000	AutoNation, Inc., 2.400%, 08/01/2031	7,971	0.0
17,000	AutoNation, Inc., 3.800%, 11/15/2027	16,884	0.0
14,000	AutoNation, Inc., 3.850%, 03/01/2032	13,167	0.0
10,000	AutoNation, Inc., 4.750%, 06/01/2030	10,105	0.0
18,000	AutoZone, Inc., 1.650%, 01/15/2031	15,780	0.0
67,000	AutoZone, Inc., 5.400%, 07/15/2034	69,523	0.0
22,000	BorgWarner, Inc., 2.650%, 07/01/2027	21,571	0.0
10,000	BorgWarner, Inc., 4.375%, 03/15/2045	8,405	0.0
11,000	Brunswick Corp., 2.400%, 08/18/2031	9,639	0.0
9,000 (2)	Brunswick Corp., 4.400%, 09/15/2032	8,606	0.0
2,000	Brunswick Corp., 5.100%, 04/01/2052	1,573	0.0
8,000	Brunswick Corp., 5.850%, 03/18/2029	8,286	0.0
8,000 (2)	Choice Hotels International, Inc., 3.700%, 12/01/2029	7,786	0.0
9,000 (2)	Choice Hotels International, Inc., 3.700%, 01/15/2031	8,574	0.0
12,000	Choice Hotels International, Inc., 5.850%, 08/01/2034	12,239	0.0
25,000	Costco Wholesale Corp., 1.375%, 06/20/2027	24,242	0.0
36,000	Costco Wholesale Corp., 1.600%, 04/20/2030	32,628	0.0
20,000	Costco Wholesale Corp., 1.750%, 04/20/2032	17,359	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
20,000	Costco Wholesale Corp., 3.000%, 05/18/2027	$19,863	0.0
74,000	Cummins, Inc., 1.500%, 09/01/2030	66,138	0.0
44,000	Cummins, Inc., 2.600%, 09/01/2050	26,648	0.0
10,000	Darden Restaurants, Inc., 3.850%, 05/01/2027	9,981	0.0
17,000	Darden Restaurants, Inc., 4.550%, 02/15/2048	13,984	0.0
10,000	Darden Restaurants, Inc., 6.300%, 10/10/2033	10,859	0.0
8,054	Delta Air Lines Pass Through Trust 20-1, AA, 2.000%, 12/10/2029	7,699	0.0
10,000	Delta Air Lines, Inc., 3.750%, 10/28/2029	9,795	0.0
8,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	8,032	0.0
15,000 (2)	Dick's Sporting Goods, Inc., 3.150%, 01/15/2032	13,794	0.0
15,000	Dick's Sporting Goods, Inc., 4.100%, 01/15/2052	10,972	0.0
20,000	Dollar General Corp., 3.500%, 04/03/2030	19,364	0.0
10,000	Dollar General Corp., 4.125%, 05/01/2028	10,025	0.0
14,000	Dollar General Corp., 5.000%, 11/01/2032	14,208	0.0
10,000	Dollar General Corp., 5.200%, 07/05/2028	10,261	0.0
40,000	Dollar General Corp., 5.450%, 07/05/2033	41,490	0.0
16,000	Dollar Tree, Inc., 2.650%, 12/01/2031	14,446	0.0
8,000	Dollar Tree, Inc., 3.375%, 12/01/2051	5,404	0.0
25,000	Dollar Tree, Inc., 4.200%, 05/15/2028	25,021	0.0
33,000	DR Horton, Inc., 5.500%, 10/15/2035	34,380	0.0
20,000	Ferguson Enterprises, Inc., 5.000%, 10/03/2034	20,191	0.0
50,000	Ford Motor Co., 3.250%, 02/12/2032	44,080	0.0
122,000	Ford Motor Co., 4.346%, 12/08/2026	121,893	0.1
40,000	Ford Motor Co., 4.750%, 01/15/2043	31,703	0.0
74,000	Ford Motor Co., 5.291%, 12/08/2046	61,609	0.0
142,000 (2)	Ford Motor Co., 6.100%, 08/19/2032	146,376	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
36,000	Ford Motor Co., 6.625%, 10/01/2028	$38,155	0.0
10,000	Ford Motor Co., 7.400%, 11/01/2046	10,792	0.0
74,000	Ford Motor Co., 7.450%, 07/16/2031	81,848	0.0
35,000	Ford Motor Co., 9.625%, 04/22/2030	40,558	0.0
15,000 (2)	General Motors Co., 5.000%, 04/01/2035	14,663	0.0
25,000	General Motors Co., 5.200%, 04/01/2045	22,470	0.0
41,000 (2)	General Motors Co., 5.400%, 04/01/2048	37,267	0.0
30,000	General Motors Co., 6.250%, 10/02/2043	30,452	0.0
151,000	General Motors Co., 6.600%, 04/01/2036	164,500	0.1
171,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	164,765	0.1
20,000	General Motors Financial Co., Inc., 2.700%, 06/10/2031	18,128	0.0
61,000	General Motors Financial Co., Inc., 3.100%, 01/12/2032	55,630	0.0
171,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	170,408	0.1
171,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	171,397	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,163	0.1
30,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	31,815	0.0
28,000	Genuine Parts Co., 6.875%, 11/01/2033	31,127	0.0
68,000	Hasbro, Inc., 3.900%, 11/19/2029	66,982	0.0
30,000	Home Depot, Inc., 2.375%, 03/15/2051	17,290	0.0
30,000	Home Depot, Inc., 2.700%, 04/15/2030	28,382	0.0
171,000	Home Depot, Inc., 2.800%, 09/14/2027	168,425	0.1
25,000	Home Depot, Inc., 3.250%, 04/15/2032	23,544	0.0
172,000	Home Depot, Inc., 3.300%, 04/15/2040	140,613	0.1
25,000 (2)	Home Depot, Inc., 4.500%, 09/15/2032	25,346	0.0
35,000	Home Depot, Inc., 4.950%, 06/25/2034	35,809	0.0
10,000	Home Depot, Inc., 5.400%, 09/15/2040	10,361	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
264,000	Home Depot, Inc., 5.875%, 12/16/2036	$286,484	0.1
20,000	Home Depot, Inc., 5.950%, 04/01/2041	21,451	0.0
19,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	18,694	0.0
14,000 (2)	Honda Motor Co. Ltd., 2.967%, 03/10/2032	12,801	0.0
65,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	66,440	0.0
8,000	Hyatt Hotels Corp., 4.375%, 09/15/2028	8,022	0.0
9,000 (2)	Hyatt Hotels Corp., 5.250%, 06/30/2029	9,267	0.0
17,000	Hyatt Hotels Corp., 5.400%, 12/15/2035	17,043	0.0
7,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	7,224	0.0
12,000	Hyatt Hotels Corp., 5.750%, 01/30/2027	12,190	0.0
9,000	Hyatt Hotels Corp., 5.750%, 04/23/2030	9,417	0.0
19,000	Las Vegas Sands Corp., 3.500%, 08/18/2026	18,923	0.0
15,000	Las Vegas Sands Corp., 3.900%, 08/08/2029	14,655	0.0
15,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	15,307	0.0
10,000	Las Vegas Sands Corp., 6.000%, 08/15/2029	10,450	0.0
10,000 (2)	Las Vegas Sands Corp., 6.200%, 08/15/2034	10,540	0.0
29,000	Lear Corp., 4.250%, 05/15/2029	28,930	0.0
20,000 (2)	Lear Corp., 5.250%, 05/15/2049	18,139	0.0
10,000	Leggett & Platt, Inc., 3.500%, 11/15/2027	9,865	0.0
10,000	Leggett & Platt, Inc., 3.500%, 11/15/2051	6,608	0.0
10,000 (2)	Leggett & Platt, Inc., 4.400%, 03/15/2029	9,905	0.0
41,000	Lennar Corp., 4.750%, 11/29/2027	41,351	0.0
16,000 (2)	LKQ Corp., 5.750%, 06/15/2028	16,534	0.0
12,000 (2)	LKQ Corp., 6.250%, 06/15/2033	12,876	0.0
20,000	Lowe's Cos., Inc., 1.300%, 04/15/2028	18,869	0.0
20,000	Lowe's Cos., Inc., 1.700%, 09/15/2028	18,848	0.0
25,000	Lowe's Cos., Inc., 1.700%, 10/15/2030	22,220	0.0
26,000	Lowe's Cos., Inc., 2.625%, 04/01/2031	23,884	0.0
20,000	Lowe's Cos., Inc., 2.800%, 09/15/2041	14,389	0.0
30,000	Lowe's Cos., Inc., 3.000%, 10/15/2050	19,092	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
30,000	Lowe's Cos., Inc., 3.100%, 05/03/2027	$29,682	0.0
15,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	14,901	0.0
10,000	Lowe's Cos., Inc., 3.500%, 04/01/2051	6,982	0.0
30,000	Lowe's Cos., Inc., 3.650%, 04/05/2029	29,623	0.0
23,000	Lowe's Cos., Inc., 3.700%, 04/15/2046	17,457	0.0
26,000	Lowe's Cos., Inc., 3.750%, 04/01/2032	24,924	0.0
26,000	Lowe's Cos., Inc., 4.050%, 05/03/2047	20,591	0.0
26,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	20,499	0.0
9,000	Lowe's Cos., Inc., 4.375%, 09/15/2045	7,540	0.0
42,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	32,852	0.0
25,000	Lowe's Cos., Inc., 4.500%, 04/15/2030	25,326	0.0
12,000	Lowe's Cos., Inc., 4.550%, 04/05/2049	10,051	0.0
10,000	Lowe's Cos., Inc., 4.650%, 04/15/2042	9,052	0.0
25,000	Lowe's Cos., Inc., 5.000%, 04/15/2033	25,609	0.0
7,000	Lowe's Cos., Inc., 5.000%, 04/15/2040	6,794	0.0
9,000	Lowe's Cos., Inc., 5.125%, 04/15/2050	8,168	0.0
20,000 (2)	Lowe's Cos., Inc., 5.150%, 07/01/2033	20,680	0.0
7,000	Lowe's Cos., Inc., 5.500%, 10/15/2035	7,309	0.0
10,000	Lowe's Cos., Inc., 5.750%, 07/01/2053	9,908	0.0
20,000 (2)	Lowe's Cos., Inc., 5.800%, 09/15/2062	19,562	0.0
10,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	9,810	0.0
6,000	Lowe's Cos., Inc., 6.500%, 03/15/2029	6,441	0.0
17,000	Magna International, Inc., 2.450%, 06/15/2030	15,813	0.0
79,000	Marriott International, Inc., 5.000%, 10/15/2027	80,392	0.0
38,000	Marriott International, Inc., 5.500%, 04/15/2037	38,916	0.0
129,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	119,663	0.0
97,000	McDonald's Corp., MTN, 3.625%, 09/01/2049	71,475	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
17,000	McDonald's Corp., MTN, 4.600%, 05/26/2045	$15,057	0.0
82,000	McDonald's Corp., MTN, 4.700%, 12/09/2035	81,454	0.0
111,000	McDonald's Corp., MTN, 6.300%, 10/15/2037	123,520	0.1
7,000	MDC Holdings, Inc., 2.500%, 01/15/2031	6,231	0.0
6,000	MDC Holdings, Inc., 3.850%, 01/15/2030	5,779	0.0
7,000	MDC Holdings, Inc., 3.966%, 08/06/2061	4,731	0.0
10,000	MDC Holdings, Inc., 6.000%, 01/15/2043	9,365	0.0
30,000	Mercedes-Benz Finance North America LLC, 8.500%, 01/18/2031	35,574	0.0
63,000	NIKE, Inc., 2.375%, 11/01/2026	62,289	0.0
13,000	NIKE, Inc., 3.375%, 11/01/2046	9,644	0.0
68,000 (2)	NIKE, Inc., 3.375%, 03/27/2050	48,738	0.0
10,000 (2)	O'Reilly Automotive, Inc., 1.750%, 03/15/2031	8,778	0.0
10,000	O'Reilly Automotive, Inc., 3.550%, 03/15/2026	9,989	0.0
15,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	14,924	0.0
10,000	O'Reilly Automotive, Inc., 3.900%, 06/01/2029	9,913	0.0
10,000	O'Reilly Automotive, Inc., 4.200%, 04/01/2030	9,987	0.0
10,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	10,092	0.0
17,000	O'Reilly Automotive, Inc., 4.700%, 06/15/2032	17,181	0.0
15,000	O'Reilly Automotive, Inc., 5.750%, 11/20/2026	15,207	0.0
6,000	PACCAR Financial Corp., 4.600%, 01/10/2028	6,113	0.0
10,000	PACCAR Financial Corp., DMTN, 5.200%, 11/09/2026	10,124	0.0
6,000	PACCAR Financial Corp., MTN, 1.100%, 05/11/2026	5,941	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
6,000	PACCAR Financial Corp., MTN, 2.000%, 02/04/2027	$5,891	0.0
10,000 (2)	PACCAR Financial Corp., MTN, 4.450%, 03/30/2026	10,014	0.0
12,000	PACCAR Financial Corp., MTN, 4.600%, 01/31/2029	12,223	0.0
6,000	PACCAR Financial Corp., MTN, 4.950%, 08/10/2028	6,177	0.0
8,000	PACCAR Financial Corp., MTN, 5.050%, 08/10/2026	8,057	0.0
23,000	PACCAR Financial Corp. MTN, 5.000%, 03/22/2034	23,838	0.0
7,000	PulteGroup, Inc., 5.000%, 01/15/2027	7,054	0.0
6,000	PulteGroup, Inc., 6.000%, 02/15/2035	6,468	0.0
8,000	PulteGroup, Inc., 6.375%, 05/15/2033	8,779	0.0
17,000	PulteGroup, Inc., 7.875%, 06/15/2032	19,967	0.0
28,000	Royal Caribbean Cruises Ltd., 5.375%, 01/15/2036	28,128	0.0
10,000	Southwest Airlines Co., 2.625%, 02/10/2030	9,300	0.0
17,000	Southwest Airlines Co., 3.000%, 11/15/2026	16,851	0.0
6,000	Southwest Airlines Co., 3.450%, 11/16/2027	5,915	0.0
36,000	Southwest Airlines Co., 5.125%, 06/15/2027	36,467	0.0
10,000	Starbucks Corp., 2.000%, 03/12/2027	9,775	0.0
15,000	Starbucks Corp., 2.250%, 03/12/2030	13,840	0.0
10,000 (2)	Starbucks Corp., 2.450%, 06/15/2026	9,933	0.0
25,000	Starbucks Corp., 2.550%, 11/15/2030	23,127	0.0
20,000 (2)	Starbucks Corp., 3.000%, 02/14/2032	18,438	0.0
10,000	Starbucks Corp., 3.350%, 03/12/2050	6,835	0.0
12,000	Starbucks Corp., 3.500%, 03/01/2028	11,880	0.0
20,000	Starbucks Corp., 3.550%, 08/15/2029	19,651	0.0
10,000	Starbucks Corp., 3.750%, 12/01/2047	7,509	0.0
15,000	Starbucks Corp., 4.000%, 11/15/2028	14,988	0.0
7,000	Starbucks Corp., 4.300%, 06/15/2045	5,849	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
20,000	Starbucks Corp., 4.450%, 08/15/2049	$16,566	0.0
20,000	Starbucks Corp., 4.500%, 11/15/2048	16,743	0.0
20,000	Starbucks Corp., 4.750%, 02/15/2026	20,012	0.0
10,000	Starbucks Corp., 4.800%, 02/15/2033	10,149	0.0
20,000	Starbucks Corp., 4.850%, 02/08/2027	20,185	0.0
10,000	Starbucks Corp., 4.900%, 02/15/2031	10,287	0.0
10,000 (2)	Starbucks Corp., 5.000%, 02/15/2034	10,218	0.0
10,000	Tapestry, Inc., 3.050%, 03/15/2032	9,130	0.0
8,000	Tapestry, Inc., 4.125%, 07/15/2027	8,000	0.0
17,000	Tapestry, Inc., 5.500%, 03/11/2035	17,390	0.0
171,000 (2)	Target Corp., 1.950%, 01/15/2027	167,994	0.1
15,000	Target Corp., 2.350%, 02/15/2030	14,039	0.0
10,000	Target Corp., 2.650%, 09/15/2030	9,384	0.0
20,000 (2)	Target Corp., 2.950%, 01/15/2052	12,814	0.0
12,000	Target Corp., 3.625%, 04/15/2046	9,199	0.0
11,000	Target Corp., 3.900%, 11/15/2047	8,665	0.0
23,000	Target Corp., 4.000%, 07/01/2042	19,464	0.0
10,000 (2)	Target Corp., 4.400%, 01/15/2033	9,999	0.0
20,000 (2)	Target Corp., 4.500%, 09/15/2032	20,203	0.0
23,000 (2)	Target Corp., 4.800%, 01/15/2053	20,502	0.0
6,000	Target Corp., 6.350%, 11/01/2032	6,661	0.0
53,000	TJX Cos., Inc., 1.600%, 05/15/2031	46,611	0.0
14,000 (2)	Toll Brothers Finance Corp., 5.600%, 06/15/2035	14,494	0.0
11,000 (2)	Toyota Motor Corp., 2.362%, 03/25/2031	10,107	0.0
10,000	Toyota Motor Corp., 5.123%, 07/13/2033	10,409	0.0
10,000	Toyota Motor Credit Corp., 1.900%, 09/12/2031	8,779	0.0
10,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	10,132	0.0
41,000 (2)	Toyota Motor Credit Corp., 5.350%, 01/09/2035	42,992	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
202,000	Toyota Motor Credit Corp., GMTN, 3.050%, 01/11/2028	$199,224	0.1
171,000	Toyota Motor Credit Corp., MTN, 1.900%, 04/06/2028	164,008	0.1
8,000	Toyota Motor Credit Corp., MTN, 2.400%, 01/13/2032	7,170	0.0
171,000	Toyota Motor Credit Corp., MTN, 3.200%, 01/11/2027	170,004	0.1
16,000	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	16,322	0.0
13,000	Tractor Supply Co., 1.750%, 11/01/2030	11,522	0.0
15,000	Tractor Supply Co., 5.250%, 05/15/2033	15,517	0.0
30,050	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	29,325	0.0
116,457	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	112,690	0.0
25,000	Walmart, Inc., 1.050%, 09/17/2026	24,560	0.0
25,000	Walmart, Inc., 1.500%, 09/22/2028	23,644	0.0
40,000 (2)	Walmart, Inc., 1.800%, 09/22/2031	35,659	0.0
7,000	Walmart, Inc., 2.375%, 09/24/2029	6,648	0.0
17,000	Walmart, Inc., 2.500%, 09/22/2041	12,333	0.0
13,000	Walmart, Inc., 2.950%, 09/24/2049	8,826	0.0
16,000	Walmart, Inc., 3.050%, 07/08/2026	15,949	0.0
15,000	Walmart, Inc., 3.250%, 07/08/2029	14,776	0.0
8,000	Walmart, Inc., 3.625%, 12/15/2047	6,226	0.0
26,000	Walmart, Inc., 3.700%, 06/26/2028	26,059	0.0
15,000	Walmart, Inc., 3.900%, 04/15/2028	15,095	0.0
20,000	Walmart, Inc., 3.950%, 09/09/2027	20,127	0.0
12,000	Walmart, Inc., 3.950%, 06/28/2038	11,164	0.0
10,000 (2)	Walmart, Inc., 4.000%, 04/15/2030	10,093	0.0
7,000	Walmart, Inc., 4.000%, 04/11/2043	6,069	0.0
29,000	Walmart, Inc., 4.050%, 06/29/2048	24,222	0.0
26,000	Walmart, Inc., 4.100%, 04/15/2033	25,965	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
25,000 (2)	Walmart, Inc., 4.150%, 09/09/2032	$25,170	0.0
6,000	Walmart, Inc., 4.300%, 04/22/2044	5,371	0.0
20,000	Walmart, Inc., 4.500%, 09/09/2052	17,702	0.0
26,000	Walmart, Inc., 4.500%, 04/15/2053	23,010	0.0
7,000	Walmart, Inc., 5.000%, 10/25/2040	7,131	0.0
23,000	Walmart, Inc., 5.250%, 09/01/2035	24,352	0.0
12,000	Walmart, Inc., 5.625%, 04/01/2040	12,758	0.0
11,000	Walmart, Inc., 5.625%, 04/15/2041	11,659	0.0
8,000	Walmart, Inc., 5.875%, 04/05/2027	8,237	0.0
16,000	Walmart, Inc., 6.200%, 04/15/2038	18,116	0.0
21,000	Walmart, Inc., 6.500%, 08/15/2037	24,292	0.0
10,000	Walmart, Inc., 7.550%, 02/15/2030	11,389	0.0
8,000	WW Grainger, Inc., 3.750%, 05/15/2046	6,356	0.0
8,000	WW Grainger, Inc., 4.200%, 05/15/2047	6,758	0.0
20,000	WW Grainger, Inc., 4.600%, 06/15/2045	18,068	0.0
		7,481,815	1.5
	Consumer, Non-cyclical: 4.4%
76,000	Abbott Laboratories, 3.750%, 11/30/2026	76,017	0.0
29,000	Abbott Laboratories, 4.750%, 11/30/2036	29,191	0.0
93,000	Abbott Laboratories, 4.900%, 11/30/2046	87,620	0.0
124,000	AbbVie, Inc., 3.200%, 11/21/2029	120,285	0.1
124,000	AbbVie, Inc., 4.050%, 11/21/2039	110,806	0.0
78,000	AbbVie, Inc., 4.250%, 11/21/2049	64,287	0.0
22,000	AbbVie, Inc., 4.300%, 05/14/2036	21,117	0.0
97,000	AbbVie, Inc., 4.450%, 05/14/2046	84,435	0.0
95,000	AbbVie, Inc., 4.550%, 03/15/2035	93,586	0.0
60,000	AbbVie, Inc., 4.700%, 05/14/2045	54,293	0.0
17,000	AbbVie, Inc., 4.750%, 03/15/2045	15,497	0.0
36,000	AbbVie, Inc., 4.875%, 11/14/2048	32,810	0.0
61,000 (2)	AbbVie, Inc., 5.400%, 03/15/2054	59,356	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
28,000	AbbVie, Inc., 5.500%, 03/15/2064	$27,219	0.0
17,000	Adventist Health System/West, 2.952%, 03/01/2029	16,154	0.0
17,000	Adventist Health System/West, 3.630%, 03/01/2049	11,732	0.0
7,000	Adventist Health System/West, 5.430%, 03/01/2032	7,185	0.0
9,000	Adventist Health System/West, 5.757%, 12/01/2034	9,307	0.0
9,000	Advocate Health & Hospitals Corp., 3.387%, 10/15/2049	6,462	0.0
8,000	Advocate Health & Hospitals Corp., 3.829%, 08/15/2028	7,988	0.0
8,000	Advocate Health & Hospitals Corp., 4.272%, 08/15/2048	6,724	0.0
6,000	Advocate Health & Hospitals Corp. 2020, 2.211%, 06/15/2030	5,534	0.0
8,000	Advocate Health & Hospitals Corp. 2020, 3.008%, 06/15/2050	5,270	0.0
47,000	Aetna, Inc., 4.500%, 05/15/2042	40,466	0.0
38,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	34,428	0.0
10,000	Ahold Finance USA LLC, 6.875%, 05/01/2029	10,821	0.0
6,000	Allina Health System 2019, 3.887%, 04/15/2049	4,619	0.0
6,000 (2)	Allina Health System 2021, 2.902%, 11/15/2051	3,796	0.0
30,000	Altria Group, Inc., 2.450%, 02/04/2032	26,559	0.0
15,000	Altria Group, Inc., 3.400%, 05/06/2030	14,450	0.0
30,000	Altria Group, Inc., 3.400%, 02/04/2041	23,217	0.0
25,000	Altria Group, Inc., 3.700%, 02/04/2051	17,720	0.0
30,000	Altria Group, Inc., 3.875%, 09/16/2046	22,609	0.0
14,000 (2)	Altria Group, Inc., 4.000%, 02/04/2061	10,163	0.0
18,000	Altria Group, Inc., 4.250%, 08/09/2042	15,055	0.0
10,000	Altria Group, Inc., 4.450%, 05/06/2050	8,047	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
13,000	Altria Group, Inc., 4.500%, 05/02/2043	$11,123	0.0
39,000	Altria Group, Inc., 4.800%, 02/14/2029	39,678	0.0
37,000	Altria Group, Inc., 5.375%, 01/31/2044	35,761	0.0
40,000	Altria Group, Inc., 5.800%, 02/14/2039	41,272	0.0
22,000	Altria Group, Inc., 5.950%, 02/14/2049	22,068	0.0
10,000	Altria Group, Inc., 6.200%, 11/01/2028	10,573	0.0
10,000	Altria Group, Inc., 6.875%, 11/01/2033	11,300	0.0
10,000	American University 2019, 3.672%, 04/01/2049	7,550	0.0
19,000	Amgen, Inc., 2.000%, 01/15/2032	16,558	0.0
403,000	Amgen, Inc., 2.300%, 02/25/2031	365,571	0.1
38,000	Amgen, Inc., 2.770%, 09/01/2053	22,662	0.0
161,000	Amgen, Inc., 3.150%, 02/21/2040	127,038	0.1
19,000	Amgen, Inc., 3.350%, 02/22/2032	17,898	0.0
14,000	Amgen, Inc., 4.200%, 03/01/2033	13,691	0.0
185,000	Amgen, Inc., 4.400%, 05/01/2045	158,326	0.1
12,000	Amgen, Inc., 4.950%, 10/01/2041	11,387	0.0
14,000	Amgen, Inc., 5.150%, 11/15/2041	13,560	0.0
53,000	Amgen, Inc., 5.250%, 03/02/2030	55,036	0.0
8,000	Amgen, Inc., 5.650%, 06/15/2042	8,113	0.0
15,000	Amgen, Inc., 5.650%, 03/02/2053	14,698	0.0
7,000	Amgen, Inc., 5.750%, 03/15/2040	7,309	0.0
9,000	Amgen, Inc., 6.375%, 06/01/2037	9,999	0.0
115,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	113,877	0.0
128,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	118,459	0.1
14,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	13,863	0.0
31,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	28,685	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
38,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	$37,124	0.0
38,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	32,713	0.0
93,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	94,890	0.0
24,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 04/15/2058	20,969	0.0
15,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	15,550	0.0
33,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	31,579	0.0
43,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	44,563	0.0
72,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	71,927	0.0
8,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 01/23/2059	8,187	0.0
7,000	Anheuser-Busch InBev Worldwide, Inc., 5.875%, 06/15/2035	7,612	0.0
10,000	Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/2039	12,711	0.0
28,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	36,140	0.0
20,000	Archer-Daniels-Midland Co., 2.500%, 08/11/2026	19,837	0.0
15,000	Archer-Daniels-Midland Co., 2.900%, 03/01/2032	13,798	0.0
20,000	Archer-Daniels-Midland Co., 3.250%, 03/27/2030	19,331	0.0
8,000	Archer-Daniels-Midland Co., 3.750%, 09/15/2047	6,232	0.0
8,000	Archer-Daniels-Midland Co., 4.016%, 04/16/2043	6,700	0.0
10,000	Archer-Daniels-Midland Co., 4.500%, 08/15/2033	10,016	0.0
12,000	Archer-Daniels-Midland Co., 4.500%, 03/15/2049	10,319	0.0
8,000	Archer-Daniels-Midland Co., 4.535%, 03/26/2042	7,242	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
9,000	Archer-Daniels-Midland Co., 5.375%, 09/15/2035	$9,475	0.0
7,000	Archer-Daniels-Midland Co., 5.935%, 10/01/2032	7,638	0.0
24,000	Ascension Health, 3.945%, 11/15/2046	19,594	0.0
9,000	Ascension Health, 4.847%, 11/15/2053	8,161	0.0
18,000	Ascension Health B, 2.532%, 11/15/2029	17,025	0.0
12,000	Ascension Health B, 3.106%, 11/15/2039	9,579	0.0
174,000	AstraZeneca PLC, 4.000%, 01/17/2029	174,457	0.1
138,000	AstraZeneca PLC, 6.450%, 09/15/2037	157,464	0.1
41,000 (2)	Automatic Data Processing, Inc., 4.450%, 09/09/2034	40,891	0.0
10,000	Avery Dennison Corp., 2.250%, 02/15/2032	8,810	0.0
10,000	Avery Dennison Corp., 2.650%, 04/30/2030	9,338	0.0
10,000	Avery Dennison Corp., 4.875%, 12/06/2028	10,216	0.0
8,000 (2)	Avery Dennison Corp., 5.750%, 03/15/2033	8,498	0.0
6,000	Banner Health, 1.897%, 01/01/2031	5,379	0.0
6,000	Banner Health, 2.338%, 01/01/2030	5,611	0.0
7,000	Banner Health, 2.907%, 01/01/2042	5,174	0.0
6,000	Banner Health, 2.913%, 01/01/2051	3,852	0.0
6,000	Banner Health 2020, 3.181%, 01/01/2050	4,106	0.0
10,000	Baptist Healthcare System Obligated Group 20B, 3.540%, 08/15/2050	7,148	0.0
14,000	BAT Capital Corp., 3.557%, 08/15/2027	13,902	0.0
17,000	BAT Capital Corp., 3.984%, 09/25/2050	12,442	0.0
18,000	Baxalta, Inc., 5.250%, 06/23/2045	17,194	0.0
13,000	Baxter International, Inc., 1.730%, 04/01/2031	11,138	0.0
13,000	Baxter International, Inc., 1.915%, 02/01/2027	12,691	0.0
25,000	Baxter International, Inc., 2.272%, 12/01/2028	23,606	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
31,000 (2)	Baxter International, Inc., 2.539%, 02/01/2032	$27,021	0.0
15,000 (2)	Baxter International, Inc., 3.132%, 12/01/2051	9,449	0.0
9,000 (2)	Baxter International, Inc., 3.500%, 08/15/2046	6,412	0.0
10,000	Baxter International, Inc., 3.950%, 04/01/2030	9,743	0.0
10,000	BayCare Health System, Inc. 2020, 3.831%, 11/15/2050	7,705	0.0
8,000	Baylor Scott & White Holdings, 3.967%, 11/15/2046	6,496	0.0
27,000	Baylor Scott & White Holdings, 4.185%, 11/15/2045	22,718	0.0
6,000	Baylor Scott & White Holdings 2021, 1.777%, 11/15/2030	5,388	0.0
18,000	Baylor Scott & White Holdings 2021, 2.839%, 11/15/2050	11,441	0.0
26,000	Becton Dickinson & Co., 1.957%, 02/11/2031	23,123	0.0
78,000	Becton Dickinson & Co., 3.794%, 05/20/2050	58,463	0.0
30,000	Biogen, Inc., 2.250%, 05/01/2030	27,577	0.0
30,000	Biogen, Inc., 3.150%, 05/01/2050	19,411	0.0
31,000	Biogen, Inc., 3.250%, 02/15/2051	20,516	0.0
23,000	Biogen, Inc., 5.200%, 09/15/2045	21,199	0.0
8,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	7,931	0.0
16,000	Bio-Rad Laboratories, Inc., 3.700%, 03/15/2032	15,111	0.0
8,000	Bon Secours Mercy Health, Inc., 3.464%, 06/01/2030	7,808	0.0
24,000	Boston Scientific Corp., 2.650%, 06/01/2030	22,597	0.0
7,000	Boston Scientific Corp., 4.000%, 03/01/2028	7,016	0.0
9,000	Boston Scientific Corp., 4.550%, 03/01/2039	8,590	0.0
21,000	Boston Scientific Corp., 6.250%, 11/15/2035	23,585	0.0
6,000	Boston Scientific Corp., 7.375%, 01/15/2040	7,410	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
202,000	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	$193,004	0.1
66,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	47,004	0.0
171,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	131,607	0.1
76,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	62,167	0.0
171,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	154,002	0.1
11,000	Brown University A, 2.924%, 09/01/2050	7,255	0.0
6,000	Brown-Forman Corp., 4.000%, 04/15/2038	5,417	0.0
10,000	Brown-Forman Corp., 4.500%, 07/15/2045	8,735	0.0
13,000 (2)	Brown-Forman Corp., 4.750%, 04/15/2033	13,183	0.0
36,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	33,078	0.0
35,000	Bunge Ltd. Finance Corp., 5.150%, 08/04/2035	35,566	0.0
10,000	California Institute of Technology, 3.650%, 09/01/2119	6,367	0.0
8,000	California Institute of Technology, 4.321%, 08/01/2045	6,990	0.0
7,000	California Institute of Technology, 4.700%, 11/01/2111	5,595	0.0
10,000	Campbell Soup Co., 2.375%, 04/24/2030	9,202	0.0
10,000	Campbell Soup Co., 3.125%, 04/24/2050	6,548	0.0
20,000	Campbell Soup Co., 4.150%, 03/15/2028	20,003	0.0
14,000	Campbell Soup Co., 4.800%, 03/15/2048	12,120	0.0
10,000	Campbell Soup Co., 5.200%, 03/19/2027	10,134	0.0
12,000	Campbell Soup Co., 5.200%, 03/21/2029	12,297	0.0
8,000	Campbell Soup Co., 5.300%, 03/20/2026	8,019	0.0
20,000	Campbell Soup Co., 5.400%, 03/21/2034	20,377	0.0
53,000	Cardinal Health, Inc., 4.900%, 09/15/2045	48,001	0.0
21,000 (2)	Cardinal Health, Inc., 5.750%, 11/15/2054	20,966	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
5,000	Case Western Reserve University 22-C, 5.405%, 06/01/2122	$4,562	0.0
56,000	Cencora, Inc., 2.800%, 05/15/2030	52,784	0.0
22,000	Cencora, Inc., 4.250%, 03/01/2045	18,695	0.0
47,000	Centene Corp., 2.450%, 07/15/2028	44,045	0.0
45,000	Centene Corp., 2.500%, 03/01/2031	38,886	0.0
45,000	Centene Corp., 3.000%, 10/15/2030	40,294	0.0
40,000	Centene Corp., 3.375%, 02/15/2030	36,872	0.0
49,000	Centene Corp., 4.250%, 12/15/2027	48,742	0.0
60,000	Centene Corp., 4.625%, 12/15/2029	58,239	0.0
7,000	Children's Hospital Corp. 2017, 4.115%, 01/01/2047	5,826	0.0
17,000	Children's Hospital Corp. 2020, 2.585%, 02/01/2050	10,373	0.0
52,000	Church & Dwight Co., Inc., 5.600%, 11/15/2032	55,311	0.0
47,000	Cigna Group, 2.375%, 03/15/2031	42,561	0.0
171,000	Cigna Group, 3.400%, 03/01/2027	169,998	0.1
38,000	Cigna Group, 3.400%, 03/15/2051	26,523	0.0
45,000	Cigna Group, 4.800%, 08/15/2038	43,119	0.0
34,000	Cigna Group, 4.800%, 07/15/2046	30,287	0.0
171,000	Cigna Group, 4.900%, 12/15/2048	152,967	0.1
20,000	Cintas Corp. No 2, 3.700%, 04/01/2027	19,972	0.0
16,000	Cintas Corp. No 2, 4.000%, 05/01/2032	15,662	0.0
5,000	City of Hope 2013, 5.623%, 11/15/2043	4,923	0.0
17,000	City of Hope 2018, 4.378%, 08/15/2048	13,995	0.0
8,000 (2)	Cleveland Clinic Foundation, 4.858%, 01/01/2114	6,775	0.0
49,000	Clorox Co., 1.800%, 05/15/2030	44,203	0.0
171,000	Coca-Cola Co., 1.500%, 03/05/2028	163,416	0.1
65,000	Coca-Cola Co., 1.650%, 06/01/2030	58,851	0.0
89,000	Coca-Cola Co., 2.500%, 03/15/2051	53,429	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	Coca-Cola Co., 2.750%, 06/01/2060	$10,561	0.0
58,000	Coca-Cola Co., 2.900%, 05/25/2027	57,488	0.0
79,000	Coca-Cola Co., 3.000%, 03/05/2051	53,002	0.0
40,000	Coca-Cola Co., 5.400%, 05/13/2064	38,918	0.0
14,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	14,490	0.0
10,000	Coca-Cola Consolidated, Inc., 5.450%, 06/01/2034	10,482	0.0
43,000	Colgate-Palmolive Co., MTN, 4.000%, 08/15/2045	36,503	0.0
11,000	CommonSpirit Health, 2.782%, 10/01/2030	10,254	0.0
19,000	CommonSpirit Health, 3.347%, 10/01/2029	18,387	0.0
14,000	CommonSpirit Health, 3.817%, 10/01/2049	10,523	0.0
13,000	CommonSpirit Health, 3.910%, 10/01/2050	9,739	0.0
16,000	CommonSpirit Health, 4.187%, 10/01/2049	12,586	0.0
44,000	CommonSpirit Health, 4.350%, 11/01/2042	38,177	0.0
16,000	CommonSpirit Health, 5.205%, 12/01/2031	16,580	0.0
15,000	CommonSpirit Health, 5.318%, 12/01/2034	15,286	0.0
10,000	CommonSpirit Health, 5.548%, 12/01/2054	9,584	0.0
10,000	CommonSpirit Health, 6.073%, 11/01/2027	10,344	0.0
6,000	CommonSpirit Health, 6.461%, 11/01/2052	6,478	0.0
20,000	Conagra Brands, Inc., 1.375%, 11/01/2027	19,028	0.0
26,000	Conagra Brands, Inc., 4.850%, 11/01/2028	26,308	0.0
10,000	Conagra Brands, Inc., 5.300%, 10/01/2026	10,086	0.0
20,000	Conagra Brands, Inc., 5.300%, 11/01/2038	19,105	0.0
20,000 (2)	Conagra Brands, Inc., 5.400%, 11/01/2048	17,930	0.0
8,000	Conagra Brands, Inc., 7.000%, 10/01/2028	8,539	0.0
6,000	Conagra Brands, Inc., 8.250%, 09/15/2030	6,881	0.0
203,000 (2)	Constellation Brands, Inc., 2.250%, 08/01/2031	180,203	0.1
20,000	Cornell University 2025, 4.733%, 06/15/2035	20,058	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000	Cottage Health Obligated Group 2020, 3.304%, 11/01/2049	$7,085	0.0
232,000	CVS Health Corp., 3.625%, 04/01/2027	230,857	0.1
101,000	CVS Health Corp., 4.300%, 03/25/2028	101,358	0.0
101,000	CVS Health Corp., 4.780%, 03/25/2038	95,378	0.0
141,000	CVS Health Corp., 5.050%, 03/25/2048	124,377	0.1
180,000	CVS Health Corp., 5.125%, 07/20/2045	162,950	0.1
15,000	CVS Health Corp., 5.300%, 12/05/2043	14,023	0.0
100,000	CVS Health Corp., 6.000%, 06/01/2063	97,005	0.0
77,000	Danaher Corp., 2.800%, 12/10/2051	48,550	0.0
137,000	Diageo Capital PLC, 2.125%, 04/29/2032	119,320	0.1
31,000	Diageo Capital PLC, 3.875%, 05/18/2028	30,983	0.0
6,000	Dignity Health, 4.500%, 11/01/2042	5,220	0.0
6,000	Dignity Health, 5.267%, 11/01/2064	5,403	0.0
8,000	Duke University 2020, 2.682%, 10/01/2044	5,840	0.0
18,000	Duke University 2020, 2.757%, 10/01/2050	11,563	0.0
12,000	Duke University 2020, 2.832%, 10/01/2055	7,544	0.0
12,000	Duke University Health System, Inc. 2017, 3.920%, 06/01/2047	9,685	0.0
151,000	Elevance Health, Inc., 1.500%, 03/15/2026	150,227	0.1
151,000	Elevance Health, Inc., 2.550%, 03/15/2031	137,934	0.1
46,000	Elevance Health, Inc., 3.125%, 05/15/2050	30,227	0.0
22,000	Elevance Health, Inc., 3.600%, 03/15/2051	15,735	0.0
202,000	Elevance Health, Inc., 3.650%, 12/01/2027	201,135	0.1
151,000	Elevance Health, Inc., 4.101%, 03/01/2028	151,245	0.1
46,000	Elevance Health, Inc., 4.550%, 05/15/2052	38,313	0.0
86,000	Elevance Health, Inc., 4.650%, 08/15/2044	76,116	0.0
40,000	Elevance Health, Inc., 5.850%, 11/01/2064	39,308	0.0
27,000	Eli Lilly & Co., 2.250%, 05/15/2050	15,568	0.0
132,000	Eli Lilly & Co., 2.500%, 09/15/2060	71,873	0.0
9,000	Eli Lilly & Co., 3.100%, 05/15/2027	8,928	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
21,000	Eli Lilly & Co., 3.375%, 03/15/2029	$20,694	0.0
9,000	Eli Lilly & Co., 3.700%, 03/01/2045	7,255	0.0
7,000	Eli Lilly & Co., 3.950%, 05/15/2047	5,723	0.0
21,000	Eli Lilly & Co., 3.950%, 03/15/2049	16,911	0.0
12,000	Eli Lilly & Co., 4.150%, 03/15/2059	9,533	0.0
20,000	Eli Lilly & Co., 4.500%, 02/09/2029	20,380	0.0
66,000	Eli Lilly & Co., 4.600%, 08/14/2034	66,222	0.0
22,000	Eli Lilly & Co., 4.700%, 02/27/2033	22,467	0.0
30,000	Eli Lilly & Co., 4.700%, 02/09/2034	30,425	0.0
27,000	Eli Lilly & Co., 4.875%, 02/27/2053	24,688	0.0
22,000	Eli Lilly & Co., 4.950%, 02/27/2063	19,856	0.0
15,000	Eli Lilly & Co., 5.000%, 02/27/2026	15,001	0.0
30,000	Eli Lilly & Co., 5.000%, 02/09/2054	28,054	0.0
13,000	Eli Lilly & Co., 5.050%, 08/14/2054	12,186	0.0
24,000	Eli Lilly & Co., 5.100%, 02/09/2064	22,120	0.0
9,000	Eli Lilly & Co., 5.500%, 03/15/2027	9,196	0.0
10,000	Eli Lilly & Co., 5.550%, 03/15/2037	10,830	0.0
8,000	Emory University 2020, 2.143%, 09/01/2030	7,328	0.0
8,000	Emory University 2020, 2.969%, 09/01/2050	5,255	0.0
20,000	Equifax, Inc., 2.350%, 09/15/2031	17,809	0.0
12,000	Equifax, Inc., 3.100%, 05/15/2030	11,371	0.0
15,000	Equifax, Inc., 5.100%, 12/15/2027	15,292	0.0
14,000	Equifax, Inc., 5.100%, 06/01/2028	14,308	0.0
15,000 (2)	Estee Lauder Cos., Inc., 1.950%, 03/15/2031	13,403	0.0
29,000	Estee Lauder Cos., Inc., 3.125%, 12/01/2049	19,337	0.0
49,000	Estee Lauder Cos., Inc., 3.700%, 08/15/2042	37,682	0.0
14,000	Flowers Foods, Inc., 2.400%, 03/15/2031	12,379	0.0
15,000 (2)	Ford Foundation 2020, 2.415%, 06/01/2050	8,969	0.0
15,000	Ford Foundation 2020, 2.815%, 06/01/2070	8,500	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
24,000	GE HealthCare Technologies, Inc., 5.500%, 06/15/2035	$24,946	0.0
105,000	GE HealthCare Technologies, Inc., 5.857%, 03/15/2030	111,077	0.0
26,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	28,022	0.0
89,000	General Mills, Inc., 3.000%, 02/01/2051	57,633	0.0
7,000	George Washington University, 4.868%, 09/15/2045	6,433	0.0
18,000	George Washington University 2014, 4.300%, 09/15/2044	15,348	0.0
16,000	George Washington University 2018, 4.126%, 09/15/2048	13,077	0.0
18,000 (2)	Georgetown University, 5.115%, 04/01/2053	16,697	0.0
20,000	Georgetown University B, 4.315%, 04/01/2049	16,615	0.0
56,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	55,979	0.0
6,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	4,996	0.0
69,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	61,050	0.0
77,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	69,854	0.0
120,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	110,835	0.0
10,000 (2)	Gilead Sciences, Inc., 5.600%, 11/15/2064	9,958	0.0
101,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	113,489	0.0
22,000	Global Payments, Inc., 1.200%, 03/01/2026	21,899	0.0
15,000	Global Payments, Inc., 2.150%, 01/15/2027	14,692	0.0
20,000	Global Payments, Inc., 2.900%, 05/15/2030	18,573	0.0
15,000	Global Payments, Inc., 2.900%, 11/15/2031	13,453	0.0
25,000	Global Payments, Inc., 3.200%, 08/15/2029	23,852	0.0
55,000	Global Payments, Inc., 4.150%, 08/15/2049	41,081	0.0
15,000	Global Payments, Inc., 4.800%, 04/01/2026	15,004	0.0
10,000	Global Payments, Inc., 4.950%, 08/15/2027	10,114	0.0
10,000	Global Payments, Inc., 5.300%, 08/15/2029	10,242	0.0
15,000 (2)	Global Payments, Inc., 5.400%, 08/15/2032	15,264	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000 (2)	Global Payments, Inc., 5.950%, 08/15/2052	$14,393	0.0
8,000	GXO Logistics, Inc., 1.650%, 07/15/2026	7,888	0.0
8,000	GXO Logistics, Inc., 2.650%, 07/15/2031	7,214	0.0
12,000	GXO Logistics, Inc., 6.250%, 05/06/2029	12,655	0.0
10,000 (2)	GXO Logistics, Inc., 6.500%, 05/06/2034	10,827	0.0
6,000	Hackensack Meridian Health, Inc., 4.211%, 07/01/2048	4,973	0.0
6,000	Hackensack Meridian Health, Inc., 4.500%, 07/01/2057	5,068	0.0
10,000	Hackensack Meridian Health, Inc. 2020, 2.675%, 09/01/2041	7,272	0.0
10,000	Hackensack Meridian Health, Inc. 2020, 2.875%, 09/01/2050	6,475	0.0
76,000	Haleon US Capital LLC, 3.625%, 03/24/2032	72,406	0.0
19,000 (2)	HCA, Inc., 2.375%, 07/15/2031	17,057	0.0
22,000	HCA, Inc., 3.125%, 03/15/2027	21,777	0.0
10,000	HCA, Inc., 3.375%, 03/15/2029	9,757	0.0
58,000	HCA, Inc., 3.500%, 09/01/2030	55,797	0.0
33,000	HCA, Inc., 3.500%, 07/15/2051	22,457	0.0
43,000	HCA, Inc., 3.625%, 03/15/2032	40,666	0.0
43,000	HCA, Inc., 4.125%, 06/15/2029	42,868	0.0
10,000	HCA, Inc., 4.375%, 03/15/2042	8,570	0.0
26,000	HCA, Inc., 4.500%, 02/15/2027	26,060	0.0
43,000	HCA, Inc., 4.625%, 03/15/2052	35,141	0.0
22,000	HCA, Inc., 5.125%, 06/15/2039	21,263	0.0
22,000	HCA, Inc., 5.200%, 06/01/2028	22,545	0.0
33,000	HCA, Inc., 5.250%, 06/15/2026	33,026	0.0
43,000	HCA, Inc., 5.250%, 06/15/2049	38,904	0.0
22,000	HCA, Inc., 5.375%, 09/01/2026	22,049	0.0
27,000	HCA, Inc., 5.450%, 09/15/2034	27,805	0.0
27,000	HCA, Inc., 5.500%, 06/01/2033	28,111	0.0
33,000	HCA, Inc., 5.500%, 06/15/2047	31,231	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	HCA, Inc., 5.625%, 09/01/2028	$34,024	0.0
22,000	HCA, Inc., 5.875%, 02/01/2029	22,933	0.0
22,000	HCA, Inc., 5.900%, 06/01/2053	21,563	0.0
12,000	HCA, Inc., 5.950%, 09/15/2054	11,879	0.0
66,000	HCA, Inc., 6.100%, 04/01/2064	65,463	0.0
151,000	Hershey Co., 2.300%, 08/15/2026	149,626	0.1
32,000	Hershey Co., 2.650%, 06/01/2050	19,770	0.0
11,000	Hoag Memorial Hospital Presbyterian, 3.803%, 07/15/2052	8,382	0.0
64,000 (2)	Hormel Foods Corp., 1.800%, 06/11/2030	57,799	0.0
129,000	Humana, Inc., 4.950%, 10/01/2044	114,315	0.1
8,000	Indiana University Health, Inc. Obligated Group, 3.970%, 11/01/2048	6,411	0.0
17,000	Indiana University Health, Inc. Obligated Group 2021, 2.852%, 11/01/2051	10,760	0.0
12,000	Ingredion, Inc., 2.900%, 06/01/2030	11,310	0.0
10,000	Ingredion, Inc., 3.200%, 10/01/2026	9,935	0.0
8,000 (2)	Ingredion, Inc., 3.900%, 06/01/2050	6,023	0.0
38,000	IQVIA, Inc., 6.250%, 02/01/2029	40,079	0.0
41,000 (4)	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co., 6.375%, 04/15/2066	40,925	0.0
12,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 02/02/2029	11,562	0.0
20,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 05/15/2032	17,966	0.0
19,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.625%, 01/15/2032	17,802	0.0
10,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.750%, 12/01/2031	9,517	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
19,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 4.375%, 02/02/2052	$14,781	0.0
32,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.750%, 04/01/2033	33,451	0.0
33,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.500%, 12/01/2052	34,054	0.0
30,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.750%, 03/15/2034	33,163	0.0
18,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 7.250%, 11/15/2053	20,161	0.0
57,000 (2)	JM Smucker Co., 6.500%, 11/15/2053	61,715	0.0
14,000	Johns Hopkins Health System Corp., 3.837%, 05/15/2046	11,236	0.0
7,000	Johns Hopkins University 2013, 4.083%, 07/01/2053	5,603	0.0
8,000	Johns Hopkins University A, 2.813%, 01/01/2060	4,745	0.0
17,000	Johns Hopkins University A, 4.705%, 07/01/2032	17,222	0.0
35,000	Johnson & Johnson, 1.300%, 09/01/2030	31,234	0.0
179,000	Johnson & Johnson, 2.900%, 01/15/2028	176,672	0.1
172,000	Johnson & Johnson, 3.625%, 03/03/2037	156,404	0.1
40,000	Johnson & Johnson, 3.700%, 03/01/2046	32,441	0.0
86,000	Johnson & Johnson, 3.750%, 03/03/2047	69,453	0.0
12,000	Kaiser Foundation Hospitals, 3.150%, 05/01/2027	11,908	0.0
26,000	Kaiser Foundation Hospitals, 4.150%, 05/01/2047	21,697	0.0
12,000	Kaiser Foundation Hospitals, 4.875%, 04/01/2042	11,442	0.0
20,000	Kaiser Foundation Hospitals 2019, 3.266%, 11/01/2049	13,987	0.0
25,000	Kaiser Foundation Hospitals 2021, 2.810%, 06/01/2041	18,599	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
6,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	$3,937	0.0
90,000	Kellogg Co., 2.100%, 06/01/2030	82,472	0.0
12,000	Kellogg Co., 3.250%, 04/01/2026	11,981	0.0
28,000 (2)	Kenvue, Inc., 5.050%, 03/22/2053	25,537	0.0
42,000	Kenvue, Inc., 5.200%, 03/22/2063	38,241	0.0
111,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	74,883	0.0
11,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	9,181	0.0
10,000	Keurig Dr Pepper, Inc. 31*, 2.250%, 03/15/2031	8,936	0.0
51,000	Kimberly-Clark Corp., 2.875%, 02/07/2050	33,853	0.0
14,000	Kimberly-Clark Corp., 6.625%, 08/01/2037	16,136	0.0
10,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	10,391	0.0
10,000	Koninklijke Philips NV, 5.000%, 03/15/2042	9,257	0.0
14,000	Koninklijke Philips NV, 6.875%, 03/11/2038	15,757	0.0
184,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	152,152	0.1
10,000	Kroger Co., 1.700%, 01/15/2031	8,824	0.0
25,000	Kroger Co., 2.650%, 10/15/2026	24,757	0.0
20,000	Kroger Co., 4.450%, 02/01/2047	16,890	0.0
42,000	Kroger Co., 5.000%, 09/15/2034	42,248	0.0
7,000	Kroger Co., 5.000%, 04/15/2042	6,536	0.0
8,000	Kroger Co., 5.150%, 08/01/2043	7,539	0.0
6,000	Kroger Co., 5.400%, 07/15/2040	5,994	0.0
40,000	Kroger Co., 5.500%, 09/15/2054	38,133	0.0
17,000	Kroger Co., 5.650%, 09/15/2064	16,230	0.0
7,000	Kroger Co., 6.900%, 04/15/2038	8,066	0.0
58,000	Kroger Co., 7.500%, 04/01/2031	66,253	0.0
34,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	30,348	0.0
18,000	Leland Stanford Junior University, 1.289%, 06/01/2027	17,419	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
9,000	Leland Stanford Junior University, 2.413%, 06/01/2050	$5,419	0.0
15,000	Leland Stanford Junior University, 3.647%, 05/01/2048	11,834	0.0
6,000	Mass General Brigham, Inc. 2015, 4.117%, 07/01/2055	4,908	0.0
6,000	Mass General Brigham, Inc. 2017, 3.765%, 07/01/2048	4,642	0.0
8,000	Mass General Brigham, Inc. 2020, 3.192%, 07/01/2049	5,538	0.0
13,000	Mass General Brigham, Inc. 2020, 3.342%, 07/01/2060	8,494	0.0
10,000	Massachusetts Institute of Technology, 3.067%, 04/01/2052	6,643	0.0
10,000	Massachusetts Institute of Technology, 3.885%, 07/01/2116	6,917	0.0
8,000	Massachusetts Institute of Technology, 3.959%, 07/01/2038	7,446	0.0
11,000	Massachusetts Institute of Technology, 4.678%, 07/01/2114	9,152	0.0
15,000	Massachusetts Institute of Technology, 5.600%, 07/01/2111	15,040	0.0
11,000	Massachusetts Institute of Technology F, 2.989%, 07/01/2050	7,355	0.0
21,000	Massachusetts Institute of Technology G, 2.294%, 07/01/2051	12,018	0.0
6,000	Mayo Clinic, 3.774%, 11/15/2043	4,943	0.0
6,000	Mayo Clinic 2013, 4.000%, 11/15/2047	4,875	0.0
7,000	Mayo Clinic 2016, 4.128%, 11/15/2052	5,685	0.0
10,000	Mayo Clinic 2021, 3.196%, 11/15/2061	6,329	0.0
10,000	McCormick & Co., Inc., 0.900%, 02/15/2026	9,962	0.0
10,000	McCormick & Co., Inc., 1.850%, 02/15/2031	8,850	0.0
10,000	McCormick & Co., Inc., 2.500%, 04/15/2030	9,310	0.0
15,000	McCormick & Co., Inc., 3.400%, 08/15/2027	14,877	0.0
6,000	McCormick & Co., Inc., 4.200%, 08/15/2047	4,892	0.0
10,000	McCormick & Co., Inc., 4.950%, 04/15/2033	10,156	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	McKesson Corp., 5.250%, 05/30/2035	$34,132	0.0
18,000	Mead Johnson Nutrition Co., 4.600%, 06/01/2044	15,987	0.0
20,000	Medtronic Global Holdings SCA, 4.250%, 03/30/2028	20,156	0.0
20,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	20,051	0.0
6,000	Medtronic, Inc., 4.000%, 04/01/2043	5,113	0.0
39,000	Medtronic, Inc., 4.375%, 03/15/2035	38,279	0.0
31,000	Medtronic, Inc., 4.625%, 03/15/2045	28,398	0.0
8,000	Memorial Sloan-Kettering Cancer Center, 4.125%, 07/01/2052	6,413	0.0
8,000	Memorial Sloan-Kettering Cancer Center, 5.000%, 07/01/2042	7,709	0.0
11,000	Memorial Sloan-Kettering Cancer Center 2015, 4.200%, 07/01/2055	8,969	0.0
9,000	Memorial Sloan-Kettering Cancer Center 2020, 2.955%, 01/01/2050	5,932	0.0
54,000	Merck & Co., Inc., 1.450%, 06/24/2030	48,314	0.0
171,000	Merck & Co., Inc., 1.700%, 06/10/2027	166,616	0.1
171,000	Merck & Co., Inc., 2.750%, 12/10/2051	105,950	0.0
48,000	Merck & Co., Inc., 2.900%, 12/10/2061	27,923	0.0
86,000	Merck & Co., Inc., 3.700%, 02/10/2045	68,437	0.0
62,000	Merck & Co., Inc., 4.150%, 05/18/2043	53,399	0.0
11,000	Methodist Hospital 20A, 2.705%, 12/01/2050	6,809	0.0
45,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	41,577	0.0
158,000	Mondelez International, Inc., 2.750%, 04/13/2030	148,862	0.1
17,000	Montefiore Obligated Group, 4.287%, 09/01/2050	11,777	0.0
10,000	Montefiore Obligated Group 18-C, 5.246%, 11/01/2048	8,258	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
12,000 (2)	Moody's Corp., 2.000%, 08/19/2031	$10,669	0.0
12,000	Moody's Corp., 2.750%, 08/19/2041	8,608	0.0
10,000	Moody's Corp., 3.100%, 11/29/2061	6,212	0.0
10,000	Moody's Corp., 3.250%, 01/15/2028	9,874	0.0
6,000	Moody's Corp., 3.250%, 05/20/2050	4,100	0.0
10,000	Moody's Corp., 3.750%, 02/25/2052	7,466	0.0
8,000	Moody's Corp., 4.250%, 02/01/2029	8,059	0.0
10,000	Moody's Corp., 4.250%, 08/08/2032	9,870	0.0
8,000	Moody's Corp., 4.875%, 12/17/2048	7,190	0.0
12,000	Moody's Corp., 5.250%, 07/15/2044	11,675	0.0
6,000	Mount Sinai Hospital 2017, 3.981%, 07/01/2048	4,548	0.0
10,000	Mount Sinai Hospital 2019, 3.737%, 07/01/2049	6,814	0.0
8,000 (2)	Mount Sinai Hospital 2020, 3.391%, 07/01/2050	5,089	0.0
15,000	Mylan, Inc., 4.550%, 04/15/2028	15,024	0.0
15,000	Mylan, Inc., 5.200%, 04/15/2048	12,199	0.0
10,000	Mylan, Inc., 5.400%, 11/29/2043	8,623	0.0
6,000	New York and Presbyterian Hospital, 2.256%, 08/01/2040	4,212	0.0
6,000	New York and Presbyterian Hospital, 2.606%, 08/01/2060	3,278	0.0
44,000	New York and Presbyterian Hospital, 4.024%, 08/01/2045	36,425	0.0
7,000	New York and Presbyterian Hospital, 4.063%, 08/01/2056	5,472	0.0
10,000	New York and Presbyterian Hospital 2019, 3.954%, 08/01/2119	6,876	0.0
9,000	Northwell Healthcare, Inc., 3.809%, 11/01/2049	6,630	0.0
10,000	Northwell Healthcare, Inc., 3.979%, 11/01/2046	7,919	0.0
17,000	Northwell Healthcare, Inc., 4.260%, 11/01/2047	13,999	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
11,000	Northwestern University, 4.643%, 12/01/2044	$10,390	0.0
18,000 (2)	Northwestern University 2020, 2.640%, 12/01/2050	11,331	0.0
8,000	Novant Health, Inc., 2.637%, 11/01/2036	6,438	0.0
14,000	Novant Health, Inc., 3.168%, 11/01/2051	9,360	0.0
8,000	Novant Health, Inc., 3.318%, 11/01/2061	5,160	0.0
90,000	Novartis Capital Corp., 2.200%, 08/14/2030	83,283	0.0
106,000	Novartis Capital Corp., 2.750%, 08/14/2050	68,090	0.0
60,000	Novartis Capital Corp., 3.100%, 05/17/2027	59,584	0.0
10,000	Novartis Capital Corp., 3.700%, 09/21/2042	8,304	0.0
18,000	Novartis Capital Corp., 4.000%, 11/20/2045	15,097	0.0
21,000	Novartis Capital Corp., 4.200%, 09/18/2034	20,570	0.0
11,000	NYU Langone Hospitals, 4.368%, 07/01/2047	9,603	0.0
6,000	NYU Langone Hospitals, 4.784%, 07/01/2044	5,496	0.0
7,000	NYU Langone Hospitals 13-A, 5.750%, 07/01/2043	7,195	0.0
11,000	NYU Langone Hospitals 2020, 3.380%, 07/01/2055	7,573	0.0
17,000	OhioHealth Corp., 2.297%, 11/15/2031	15,281	0.0
17,000	OhioHealth Corp., 2.834%, 11/15/2041	12,589	0.0
8,000	OhioHealth Corp. 2020, 3.042%, 11/15/2050	5,444	0.0
6,000	Orlando Health Obligated Group, 3.327%, 10/01/2050	4,248	0.0
17,000	Orlando Health Obligated Group, 4.089%, 10/01/2048	13,867	0.0
20,000 (2)	PayPal Holdings, Inc., 2.300%, 06/01/2030	18,532	0.0
25,000	PayPal Holdings, Inc., 2.650%, 10/01/2026	24,788	0.0
30,000 (2)	PayPal Holdings, Inc., 2.850%, 10/01/2029	28,749	0.0
20,000	PayPal Holdings, Inc., 3.250%, 06/01/2050	13,661	0.0
10,000	PayPal Holdings, Inc., 3.900%, 06/01/2027	10,025	0.0
20,000	PayPal Holdings, Inc., 4.400%, 06/01/2032	19,974	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000 (2)	PayPal Holdings, Inc., 5.050%, 06/01/2052	$18,160	0.0
17,000 (2)	PayPal Holdings, Inc., 5.150%, 06/01/2034	17,464	0.0
8,000 (2)	PayPal Holdings, Inc., 5.500%, 06/01/2054	7,772	0.0
7,000	PeaceHealth Obligated Group 2018, 4.787%, 11/15/2048	6,062	0.0
8,000	PeaceHealth Obligated Group 2020, 3.218%, 11/15/2050	5,195	0.0
10,000	Pepsico Singapore Financing I Pte Ltd., 4.550%, 02/16/2029	10,179	0.0
12,000	Pepsico Singapore Financing I Pte Ltd., 4.650%, 02/16/2027	12,116	0.0
10,000	Pepsico Singapore Financing I Pte Ltd., 4.700%, 02/16/2034	10,127	0.0
503,000	PepsiCo, Inc., 1.625%, 05/01/2030	455,839	0.1
20,000	PepsiCo, Inc., 2.750%, 10/21/2051	12,563	0.0
20,000	PepsiCo, Inc., 2.875%, 10/15/2049	13,211	0.0
10,000	PepsiCo, Inc., 3.375%, 07/29/2049	7,258	0.0
18,000	PepsiCo, Inc., 3.450%, 10/06/2046	13,609	0.0
18,000	PepsiCo, Inc., 3.625%, 03/19/2050	13,649	0.0
26,000	PepsiCo, Inc., 3.875%, 03/19/2060	19,853	0.0
11,000	PepsiCo, Inc., 4.000%, 05/02/2047	9,057	0.0
10,000	PepsiCo, Inc., 4.200%, 07/18/2052	8,218	0.0
174,000	Pfizer, Inc., 2.700%, 05/28/2050	108,648	0.0
202,000	Pfizer, Inc., 3.450%, 03/15/2029	199,705	0.1
202,000	Pfizer, Inc., 3.900%, 03/15/2039	178,575	0.1
171,000 (2)	Pfizer, Inc., 4.000%, 12/15/2036	160,464	0.1
21,000	Pfizer, Inc., 4.100%, 09/15/2038	19,293	0.0
93,000	Pfizer, Inc., 4.125%, 12/15/2046	77,007	0.0
51,000	Pfizer, Inc., 4.300%, 06/15/2043	44,651	0.0
10,000	Philip Morris International, Inc., 3.125%, 03/02/2028	9,848	0.0
12,000	Philip Morris International, Inc., 3.875%, 08/21/2042	9,927	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
250,000	Philip Morris International, Inc., 4.250%, 11/10/2044	$212,829	0.1
57,000	Philip Morris International, Inc., 5.375%, 02/15/2033	59,640	0.0
8,000	Piedmont Healthcare, Inc., 2.864%, 01/01/2052	5,084	0.0
17,000	Piedmont Healthcare, Inc. 2032, 2.044%, 01/01/2032	14,715	0.0
6,000	Piedmont Healthcare, Inc. 2042, 2.719%, 01/01/2042	4,267	0.0
18,000	Pilgrim's Pride Corp., 3.500%, 03/01/2032	16,644	0.0
20,000	Pilgrim's Pride Corp., 4.250%, 04/15/2031	19,545	0.0
20,000	Pilgrim's Pride Corp., 6.250%, 07/01/2033	21,405	0.0
10,000	Pilgrim's Pride Corp., 6.875%, 05/15/2034	11,103	0.0
10,000	President and Fellows of Harvard College, 2.517%, 10/15/2050	6,119	0.0
10,000	President and Fellows of Harvard College, 3.150%, 07/15/2046	7,276	0.0
10,000	President and Fellows of Harvard College, 3.300%, 07/15/2056	6,916	0.0
10,000	President and Fellows of Harvard College, 3.745%, 11/15/2052	7,648	0.0
15,000 (2)	President and Fellows of Harvard College, 4.609%, 02/15/2035	15,126	0.0
18,000	President and Fellows of Harvard College, 4.875%, 10/15/2040	17,804	0.0
151,000	Procter & Gamble Co., 1.000%, 04/23/2026	149,750	0.1
151,000	Procter & Gamble Co., 1.950%, 04/23/2031	136,584	0.1
151,000	Procter & Gamble Co., 2.800%, 03/25/2027	149,228	0.1
36,000	Procter & Gamble Co., 3.600%, 03/25/2050	27,484	0.0
12,000	Providence St Joseph Health Obligated Group, 5.403%, 10/01/2033	12,399	0.0
13,000	Providence St Joseph Health Obligated Group 19A, 2.532%, 10/01/2029	12,246	0.0
16,000 (2)	Providence St Joseph Health Obligated Group 21A, 2.700%, 10/01/2051	9,506	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
7,000	Providence St Joseph Health Obligated Group A, 3.930%, 10/01/2048	$5,449	0.0
6,000	Providence St Joseph Health Obligated Group H, 2.746%, 10/01/2026	5,949	0.0
8,000	Providence St Joseph Health Obligated Group I, 3.744%, 10/01/2047	6,098	0.0
10,000	Quanta Services, Inc., 2.350%, 01/15/2032	8,822	0.0
20,000	Quanta Services, Inc., 2.900%, 10/01/2030	18,734	0.0
32,000	Quanta Services, Inc., 3.050%, 10/01/2041	23,809	0.0
72,000 (2)	Quest Diagnostics, Inc., 2.800%, 06/30/2031	66,293	0.0
25,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	22,318	0.0
15,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	9,163	0.0
15,000	RELX Capital, Inc., 3.000%, 05/22/2030	14,284	0.0
19,000	RELX Capital, Inc., 4.000%, 03/18/2029	18,958	0.0
10,000	RELX Capital, Inc., 4.750%, 05/20/2032	10,168	0.0
15,000	RELX Capital, Inc., 5.250%, 03/27/2035	15,490	0.0
10,000	Revvity, Inc., 1.900%, 09/15/2028	9,407	0.0
10,000	Revvity, Inc., 2.250%, 09/15/2031	8,819	0.0
8,000	Revvity, Inc., 2.550%, 03/15/2031	7,248	0.0
17,000	Revvity, Inc., 3.300%, 09/15/2029	16,386	0.0
8,000	Revvity, Inc., 3.625%, 03/15/2051	5,720	0.0
171,000 (2)	Reynolds American, Inc., 5.700%, 08/15/2035	178,529	0.1
186,000	Reynolds American, Inc., 6.150%, 09/15/2043	191,528	0.1
14,000	Rockefeller Foundation 2020, 2.492%, 10/01/2050	8,501	0.0
19,000	Royalty Pharma PLC, 3.300%, 09/02/2040	14,717	0.0
38,000	Royalty Pharma PLC, 3.350%, 09/02/2051	25,257	0.0
20,000	Royalty Pharma PLC, 3.550%, 09/02/2050	13,823	0.0
21,000	Royalty Pharma PLC, 5.900%, 09/02/2054	20,769	0.0
12,000	S&P Global, Inc., 1.250%, 08/15/2030	10,565	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
25,000	S&P Global, Inc., 2.450%, 03/01/2027	$24,612	0.0
10,000	S&P Global, Inc., 2.500%, 12/01/2029	9,432	0.0
25,000	S&P Global, Inc., 2.700%, 03/01/2029	24,038	0.0
30,000	S&P Global, Inc., 2.900%, 03/01/2032	27,664	0.0
10,000	S&P Global, Inc., 2.950%, 01/22/2027	9,911	0.0
12,000	S&P Global, Inc., 3.250%, 12/01/2049	8,456	0.0
17,000	S&P Global, Inc., 3.700%, 03/01/2052	12,905	0.0
10,000	S&P Global, Inc., 3.900%, 03/01/2062	7,461	0.0
19,000	S&P Global, Inc., 4.250%, 05/01/2029	19,110	0.0
14,000	S&P Global, Inc., 4.750%, 08/01/2028	14,265	0.0
15,000	S&P Global, Inc., 5.250%, 09/15/2033	15,757	0.0
20,000	Sanofi, 3.625%, 06/19/2028	19,964	0.0
23,000	Sanofi SA, 4.200%, 11/03/2032	22,972	0.0
20,000	Smith & Nephew PLC, 2.032%, 10/14/2030	17,994	0.0
7,000	Smith & Nephew PLC, 5.150%, 03/20/2027	7,084	0.0
13,000	Smith & Nephew PLC, 5.400%, 03/20/2034	13,455	0.0
35,000	Solventum Corp., 5.400%, 03/01/2029	36,257	0.0
19,000	Solventum Corp., 5.450%, 02/25/2027	19,281	0.0
59,000	Solventum Corp., 5.450%, 03/13/2031	61,620	0.0
19,000	Solventum Corp., 5.600%, 03/23/2034	19,777	0.0
7,000	Stanford Health Care, 3.027%, 08/15/2051	4,614	0.0
10,000	Stanford Health Care 2018, 3.795%, 11/15/2048	7,785	0.0
6,000	Stanford Health Care 2020, 3.310%, 08/15/2030	5,806	0.0
49,000	Stryker Corp., 2.900%, 06/15/2050	32,220	0.0
171,000	Stryker Corp., 3.500%, 03/15/2026	170,852	0.1
8,000	Stryker Corp., 4.100%, 04/01/2043	6,800	0.0
13,000	Stryker Corp., 4.375%, 05/15/2044	11,267	0.0
20,000	Stryker Corp., 4.625%, 03/15/2046	17,875	0.0
8,000	Sutter Health, 5.164%, 08/15/2033	8,245	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000 (2)	Sutter Health, 5.547%, 08/15/2053	$7,977	0.0
7,000	Sutter Health 2018, 3.695%, 08/15/2028	6,962	0.0
7,000	Sutter Health 2018, 4.091%, 08/15/2048	5,718	0.0
14,000	Sutter Health 20A, 2.294%, 08/15/2030	12,894	0.0
8,000	Sutter Health 20A, 3.161%, 08/15/2040	6,331	0.0
12,000 (2)	Sutter Health 20A, 3.361%, 08/15/2050	8,420	0.0
84,000	Sysco Corp., 6.600%, 04/01/2050	92,463	0.0
169,000 (2)	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	108,470	0.0
17,000	Texas Health Resources, 2.328%, 11/15/2050	9,773	0.0
6,000	Texas Health Resources, 4.330%, 11/15/2055	4,950	0.0
14,000	Thermo Fisher Scientific, Inc., 1.750%, 10/15/2028	13,232	0.0
24,000 (2)	Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	21,429	0.0
18,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	17,118	0.0
21,000	Thermo Fisher Scientific, Inc., 2.800%, 10/15/2041	15,551	0.0
15,000 (2)	Thermo Fisher Scientific, Inc., 4.100%, 08/15/2047	12,528	0.0
12,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	12,220	0.0
12,000	Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	12,400	0.0
12,000 (2)	Thermo Fisher Scientific, Inc., 4.953%, 08/10/2026	12,070	0.0
15,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	15,564	0.0
20,000	Thermo Fisher Scientific, Inc., 5.000%, 12/05/2026	20,200	0.0
20,000	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	20,591	0.0
20,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	20,766	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000 (2)	Thermo Fisher Scientific, Inc., 5.200%, 01/31/2034	$10,434	0.0
8,000	Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	7,907	0.0
12,000 (2)	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	12,121	0.0
21,000	Thomas Jefferson University, 3.847%, 11/01/2057	14,759	0.0
10,000	TR Finance LLC, 3.350%, 05/15/2026	9,961	0.0
8,000	TR Finance LLC, 5.500%, 08/15/2035	8,340	0.0
7,000	TR Finance LLC, 5.650%, 11/23/2043	7,038	0.0
10,000	TR Finance LLC, 5.850%, 04/15/2040	10,401	0.0
18,000	Trustees of Princeton University, 4.201%, 03/01/2052	15,071	0.0
10,000	Trustees of Princeton University, 5.700%, 03/01/2039	10,830	0.0
17,000	Trustees of the University of Pennsylvania 2020, 2.396%, 10/01/2050	10,033	0.0
151,000	Tyson Foods, Inc., 3.550%, 06/02/2027	150,013	0.1
15,000	Tyson Foods, Inc., 4.550%, 06/02/2047	12,935	0.0
10,000	Tyson Foods, Inc., 4.875%, 08/15/2034	9,976	0.0
27,000 (2)	Tyson Foods, Inc., 5.100%, 09/28/2048	24,916	0.0
10,000	Tyson Foods, Inc., 5.150%, 08/15/2044	9,403	0.0
202,000	Unilever Capital Corp., 3.500%, 03/22/2028	200,735	0.1
26,000	Unilever Capital Corp., 5.900%, 11/15/2032	28,432	0.0
87,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	79,385	0.0
29,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	26,163	0.0
59,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	44,182	0.0
171,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	109,680	0.0
98,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	96,696	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	$22,759	0.0
329,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	199,618	0.1
25,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	20,873	0.0
202,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	201,842	0.1
25,000	UnitedHealth Group, Inc., 4.250%, 01/15/2029	25,198	0.0
21,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	17,348	0.0
86,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	84,829	0.0
86,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	77,563	0.0
38,000	UnitedHealth Group, Inc., 5.350%, 02/15/2033	39,605	0.0
37,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	36,153	0.0
40,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	40,404	0.0
14,000	Universal Health Services, Inc., 1.650%, 09/01/2026	13,767	0.0
16,000	Universal Health Services, Inc., 2.650%, 10/15/2030	14,598	0.0
10,000	Universal Health Services, Inc., 2.650%, 01/15/2032	8,834	0.0
20,000	University of Chicago 20B, 2.761%, 04/01/2045	15,844	0.0
18,000	University of Chicago C, 2.547%, 04/01/2050	11,753	0.0
10,000	University of Miami 2022, 4.063%, 04/01/2052	8,061	0.0
8,000	University of Notre Dame du Lac 2015, 3.438%, 02/15/2045	6,248	0.0
8,000	University of Notre Dame du Lac 2017, 3.394%, 02/15/2048	6,031	0.0
18,000	University of Southern California, 2.805%, 10/01/2050	11,513	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000	University of Southern California, 3.028%, 10/01/2039	$12,523	0.0
10,000	University of Southern California, 4.976%, 10/01/2053	9,239	0.0
8,000	University of Southern California 2017, 3.841%, 10/01/2047	6,439	0.0
8,000	University of Southern California 21A, 2.945%, 10/01/2051	5,219	0.0
22,000	UPMC, 5.035%, 05/15/2033	22,482	0.0
28,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	27,941	0.0
20,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	16,443	0.0
28,000	Verisk Analytics, Inc., 3.625%, 05/15/2050	20,296	0.0
12,000	Verisk Analytics, Inc., 4.125%, 03/15/2029	11,983	0.0
12,000	Verisk Analytics, Inc., 5.250%, 06/05/2034	12,321	0.0
7,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	6,820	0.0
10,000	Verisk Analytics, Inc., 5.750%, 04/01/2033	10,584	0.0
15,000	Viatris, Inc., 2.300%, 06/22/2027	14,579	0.0
29,000	Viatris, Inc., 2.700%, 06/22/2030	26,518	0.0
30,000	Viatris, Inc., 3.850%, 06/22/2040	23,041	0.0
7,000	Viatris, Inc., 4.000%, 06/22/2050	4,665	0.0
10,000	Washington University, 4.349%, 04/15/2122	7,602	0.0
10,000	Washington University 2022, 3.524%, 04/15/2054	7,287	0.0
5,000	William Marsh Rice University, 3.574%, 05/15/2045	3,988	0.0
5,000	William Marsh Rice University, 3.774%, 05/15/2055	3,858	0.0
6,000	Willis-Knighton Medical Center 2018, 4.813%, 09/01/2048	5,244	0.0
8,000	Willis-Knighton Medical Center 2021, 3.065%, 03/01/2051	5,045	0.0
10,000	Yale University 2020, 1.482%, 04/15/2030	9,030	0.0
10,000	Yale University 2020, 2.402%, 04/15/2050	6,025	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000	Zimmer Biomet Holdings, Inc., 2.600%, 11/24/2031	$13,568	0.0
24,000	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/2045	21,017	0.0
10,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	10,340	0.0
6,000	Zimmer Biomet Holdings, Inc., 5.750%, 11/30/2039	6,235	0.0
100,000	Zoetis, Inc., 2.000%, 05/15/2030	91,538	0.0
35,000 (2)	Zoetis, Inc., 3.000%, 05/15/2050	23,327	0.0
		21,347,147	4.4

	Energy: 1.8%
11,000	APA Corp., 4.250%, 01/15/2030	10,812	0.0
7,000	APA Corp., 4.375%, 10/15/2028	6,987	0.0
5,000	APA Corp., 4.750%, 04/15/2043	3,920	0.0
11,000	APA Corp., 5.250%, 02/01/2042	9,376	0.0
8,000	APA Corp., 5.350%, 07/01/2049	6,659	0.0
9,000	APA Corp., 6.000%, 01/15/2037	9,019	0.0
144,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	139,127	0.1
28,000	Boardwalk Pipelines L.P., 5.375%, 02/15/2036	28,164	0.0
171,000	Boardwalk Pipelines L.P., 5.950%, 06/01/2026	171,537	0.1
30,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	18,556	0.0
36,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	22,933	0.0
18,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	11,781	0.0
25,000	BP Capital Markets America, Inc., 3.001%, 03/17/2052	16,004	0.0
171,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	169,740	0.1
146,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	95,484	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
113,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	$113,166	0.1
10,000	Canadian Natural Resources Ltd., 2.950%, 07/15/2030	9,440	0.0
25,000	Canadian Natural Resources Ltd., 3.850%, 06/01/2027	24,949	0.0
7,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	7,307	0.0
22,000	Canadian Natural Resources Ltd., 6.250%, 03/15/2038	23,392	0.0
7,000	Canadian Natural Resources Ltd., 6.450%, 06/30/2033	7,555	0.0
9,000	Canadian Natural Resources Ltd., 6.500%, 02/15/2037	9,674	0.0
8,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	8,803	0.0
8,000	Canadian Natural Resources Ltd., 7.200%, 01/15/2032	8,993	0.0
15,000 (2)	Canadian Natural Resources Ltd., GMTN, 4.950%, 06/01/2047	13,256	0.0
53,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	58,473	0.0
11,000	Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	9,407	0.0
22,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	21,498	0.0
24,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	24,241	0.0
100,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	100,241	0.1
53,000	Cheniere Energy Partners L.P., 5.750%, 08/15/2034	55,364	0.0
30,000	Cheniere Energy, Inc., 4.625%, 10/15/2028	29,960	0.0
30,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	31,135	0.0
20,000	Chevron Corp., 1.995%, 05/11/2027	19,571	0.0
30,000	Chevron Corp., 2.236%, 05/11/2030	27,838	0.0
46,000	Chevron Corp., 2.954%, 05/16/2026	45,871	0.0
20,000	Chevron Corp., 3.078%, 05/11/2050	13,585	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
15,000	Chevron USA, Inc., 1.018%, 08/12/2027	$14,390	0.0
70,000	Chevron USA, Inc., 2.343%, 08/12/2050	40,817	0.0
10,000	Chevron USA, Inc., 3.250%, 10/15/2029	9,773	0.0
12,000	Chevron USA, Inc., 3.850%, 01/15/2028	12,029	0.0
7,000	Chevron USA, Inc., 5.250%, 11/15/2043	7,003	0.0
8,000	Chevron USA, Inc., 6.000%, 03/01/2041	8,743	0.0
11,000	CNOOC Petroleum North America ULC, 5.875%, 03/10/2035	12,237	0.0
10,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/2045	9,892	0.0
43,000	ConocoPhillips Co., 4.025%, 03/15/2062	31,434	0.0
44,000	ConocoPhillips Co., 4.150%, 11/15/2034	41,884	0.0
143,000	ConocoPhillips Co., 4.300%, 11/15/2044	121,333	0.1
50,000	ConocoPhillips Co., 5.200%, 06/01/2045	46,616	0.0
20,000	Continental Resources, Inc., 4.375%, 01/15/2028	19,977	0.0
14,000	Continental Resources, Inc., 4.900%, 06/01/2044	11,158	0.0
14,000	Coterra Energy, Inc., 3.900%, 05/15/2027	13,956	0.0
9,000	Coterra Energy, Inc., 4.375%, 03/15/2029	9,035	0.0
10,000	Coterra Energy, Inc., 5.600%, 03/15/2034	10,308	0.0
20,000 (2)	Coterra Energy, Inc., 5.900%, 02/15/2055	19,219	0.0
8,000	DCP Midstream Operating L.P., 3.250%, 02/15/2032	7,359	0.0
12,000 (2)	DCP Midstream Operating L.P., 5.125%, 05/15/2029	12,279	0.0
8,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	7,753	0.0
10,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	10,196	0.0
6,000	DCP Midstream Operating L.P., 8.125%, 08/16/2030	6,947	0.0
12,000 (2)	Devon Energy Corp., 4.500%, 01/15/2030	12,036	0.0
15,000	Devon Energy Corp., 4.750%, 05/15/2042	13,020	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
15,000	Devon Energy Corp., 5.000%, 06/15/2045	$13,094	0.0
17,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	16,932	0.0
8,000	Devon Energy Corp., 5.250%, 10/15/2027	8,001	0.0
25,000	Devon Energy Corp., 5.600%, 07/15/2041	24,214	0.0
3,000	Devon Energy Corp., 5.750%, 09/15/2054	2,759	0.0
7,000	Devon Energy Corp., 5.875%, 06/15/2028	7,000	0.0
14,000	Devon Energy Corp., 7.875%, 09/30/2031	16,200	0.0
8,000	Devon Energy Corp., 7.950%, 04/15/2032	9,337	0.0
16,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	14,967	0.0
16,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	15,890	0.0
21,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	20,383	0.0
15,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	11,736	0.0
13,000	Diamondback Energy, Inc., 4.400%, 03/24/2051	10,434	0.0
17,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	17,506	0.0
17,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	17,254	0.0
26,000	Diamondback Energy, Inc., 5.400%, 04/18/2034	26,631	0.0
30,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	28,381	0.0
2,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	1,890	0.0
22,000 (2)	Diamondback Energy, Inc., 6.250%, 03/15/2033	23,715	0.0
13,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	13,178	0.0
9,000	Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/2029	8,606	0.0
9,000	Eastern Gas Transmission & Storage, Inc., 4.600%, 12/15/2044	7,754	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
7,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/01/2043	$6,208	0.0
13,000	Enbridge, Inc., 3.400%, 08/01/2051	8,932	0.0
86,000	Enbridge, Inc., 4.500%, 06/10/2044	73,200	0.0
72,000	Enbridge, Inc., 5.700%, 03/08/2033	75,873	0.0
107,000	Energy Transfer L.P., 4.950%, 01/15/2043	94,101	0.1
203,000	Energy Transfer L.P., 6.050%, 12/01/2026	206,322	0.1
364,000	Energy Transfer L.P., 6.500%, 02/01/2042	384,476	0.1
95,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	63,218	0.0
81,000	Enterprise Products Operating LLC, 3.700%, 02/15/2026	80,949	0.0
81,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	81,105	0.0
52,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	38,048	0.0
48,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	42,260	0.0
27,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	24,667	0.0
167,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	151,181	0.1
20,000	EOG Resources, Inc., 4.950%, 04/15/2050	17,934	0.0
47,000	EOG Resources, Inc., 5.950%, 07/15/2055	47,900	0.0
106,000	EQT Corp., 3.900%, 10/01/2027	105,605	0.1
25,000 (2)	EQT Corp., 5.750%, 02/01/2034	26,129	0.0
15,000	Equinor ASA, 2.375%, 05/22/2030	13,975	0.0
59,000	Equinor ASA, 3.625%, 09/10/2028	58,858	0.0
98,000	Equinor ASA, 3.950%, 05/15/2043	82,632	0.0
22,000	Expand Energy Corp., 4.750%, 02/01/2032	21,709	0.0
23,000	Expand Energy Corp., 5.375%, 03/15/2030	23,317	0.0
25,000 (2)	Exxon Mobil Corp., 2.440%, 08/16/2029	23,898	0.0
40,000	Exxon Mobil Corp., 2.610%, 10/15/2030	37,520	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
15,000	Exxon Mobil Corp., 2.995%, 08/16/2039	$12,033	0.0
30,000	Exxon Mobil Corp., 3.095%, 08/16/2049	20,551	0.0
40,000	Exxon Mobil Corp., 3.482%, 03/19/2030	39,140	0.0
20,000	Exxon Mobil Corp., 3.567%, 03/06/2045	15,702	0.0
51,000	Exxon Mobil Corp., 4.114%, 03/01/2046	42,676	0.0
40,000	Exxon Mobil Corp., 4.227%, 03/19/2040	36,711	0.0
56,000	Exxon Mobil Corp., 4.327%, 03/19/2050	47,009	0.0
20,000	Halliburton Co., 2.920%, 03/01/2030	18,926	0.0
18,000	Halliburton Co., 4.750%, 08/01/2043	15,893	0.0
20,000 (2)	Halliburton Co., 4.850%, 11/15/2035	19,745	0.0
62,000	Halliburton Co., 5.000%, 11/15/2045	55,470	0.0
19,000 (2)	Helmerich & Payne, Inc., 5.500%, 12/01/2034	18,717	0.0
23,000	Hess Corp., 5.600%, 02/15/2041	23,824	0.0
32,000	Hess Corp., 5.800%, 04/01/2047	32,923	0.0
31,000 (2)	HF Sinclair Corp., 6.250%, 01/15/2035	32,356	0.0
103,000	Kinder Morgan Energy Partners L.P., MTN, 6.950%, 01/15/2038	115,844	0.1
61,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	54,518	0.0
18,000	Kinder Morgan, Inc., 3.250%, 08/01/2050	11,959	0.0
44,000	Kinder Morgan, Inc., 4.300%, 03/01/2028	44,247	0.0
95,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	85,555	0.0
86,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	83,310	0.0
72,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	61,734	0.0
30,000	MPLX L.P., 1.750%, 03/01/2026	29,884	0.0
30,000	MPLX L.P., 2.650%, 08/15/2030	27,807	0.0
25,000	MPLX L.P., 4.000%, 03/15/2028	24,956	0.0
25,000	MPLX L.P., 4.125%, 03/01/2027	25,021	0.0
15,000	MPLX L.P., 4.250%, 12/01/2027	15,051	0.0
36,000	MPLX L.P., 4.500%, 04/15/2038	32,847	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
30,000	MPLX L.P., 4.700%, 04/15/2048	$24,980	0.0
15,000	MPLX L.P., 4.800%, 02/15/2029	15,243	0.0
50,000	MPLX L.P., 4.900%, 04/15/2058	41,170	0.0
20,000	MPLX L.P., 4.950%, 09/01/2032	20,141	0.0
30,000	MPLX L.P., 4.950%, 03/14/2052	25,236	0.0
22,000	MPLX L.P., 5.000%, 03/01/2033	22,146	0.0
20,000	MPLX L.P., 5.200%, 03/01/2047	17,885	0.0
10,000	MPLX L.P., 5.200%, 12/01/2047	8,929	0.0
24,000	MPLX L.P., 5.500%, 06/01/2034	24,496	0.0
30,000	MPLX L.P., 5.500%, 02/15/2049	27,583	0.0
10,000	MPLX L.P., 5.650%, 03/01/2053	9,295	0.0
10,000 (2)	NOV, Inc., 3.600%, 12/01/2029	9,755	0.0
22,000 (2)	NOV, Inc., 3.950%, 12/01/2042	17,324	0.0
9,000	Occidental Petroleum Corp., 4.400%, 04/15/2046	7,155	0.0
19,000 (2)	Occidental Petroleum Corp., 5.375%, 01/01/2032	19,468	0.0
40,000 (2)	Occidental Petroleum Corp., 5.550%, 10/01/2034	40,825	0.0
23,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	24,325	0.0
15,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	15,302	0.0
12,000	Occidental Petroleum Corp., 6.375%, 09/01/2028	12,577	0.0
35,000	Occidental Petroleum Corp., 6.450%, 09/15/2036	37,323	0.0
23,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	23,858	0.0
29,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	31,241	0.0
17,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	19,138	0.0
10,000	Occidental Petroleum Corp., 7.875%, 09/15/2031	11,442	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
7,000	Occidental Petroleum Corp., 7.950%, 06/15/2039	$8,272	0.0
10,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	10,473	0.0
20,000	Occidental Petroleum Corp., 8.875%, 07/15/2030	23,192	0.0
12,000	ONEOK Partners L.P., 6.125%, 02/01/2041	12,318	0.0
8,000	ONEOK Partners L.P., 6.200%, 09/15/2043	8,128	0.0
12,000	ONEOK Partners L.P., 6.650%, 10/01/2036	13,074	0.0
12,000	ONEOK Partners L.P., 6.850%, 10/15/2037	13,274	0.0
15,000	ONEOK, Inc., 3.100%, 03/15/2030	14,271	0.0
10,000	ONEOK, Inc., 3.250%, 06/01/2030	9,532	0.0
14,000	ONEOK, Inc., 3.400%, 09/01/2029	13,572	0.0
15,000	ONEOK, Inc., 3.950%, 03/01/2050	10,893	0.0
10,000	ONEOK, Inc., 4.000%, 07/13/2027	9,995	0.0
10,000	ONEOK, Inc., 4.200%, 10/03/2047	7,766	0.0
24,000	ONEOK, Inc., 4.250%, 09/24/2027	24,093	0.0
10,000	ONEOK, Inc., 4.250%, 09/15/2046	7,843	0.0
13,000	ONEOK, Inc., 4.350%, 03/15/2029	13,046	0.0
12,000	ONEOK, Inc., 4.400%, 10/15/2029	12,057	0.0
11,000	ONEOK, Inc., 4.450%, 09/01/2049	8,888	0.0
9,000 (2)	ONEOK, Inc., 4.500%, 03/15/2050	7,297	0.0
15,000	ONEOK, Inc., 4.550%, 07/15/2028	15,133	0.0
24,000	ONEOK, Inc., 4.750%, 10/15/2031	24,138	0.0
10,000	ONEOK, Inc., 4.850%, 07/15/2026	10,020	0.0
10,000	ONEOK, Inc., 4.850%, 02/01/2049	8,469	0.0
11,000	ONEOK, Inc., 4.950%, 07/13/2047	9,635	0.0
30,000	ONEOK, Inc., 5.050%, 11/01/2034	29,746	0.0
9,000	ONEOK, Inc., 5.050%, 04/01/2045	7,903	0.0
11,000	ONEOK, Inc., 5.150%, 10/15/2043	10,029	0.0
17,000 (2)	ONEOK, Inc., 5.200%, 07/15/2048	15,336	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
10,000	ONEOK, Inc., 5.450%, 06/01/2047	$9,238	0.0
14,000	ONEOK, Inc., 5.550%, 11/01/2026	14,156	0.0
7,000	ONEOK, Inc., 5.600%, 04/01/2044	6,642	0.0
14,000	ONEOK, Inc., 5.650%, 11/01/2028	14,545	0.0
29,000	ONEOK, Inc., 5.700%, 11/01/2054	27,045	0.0
10,000	ONEOK, Inc., 5.800%, 11/01/2030	10,546	0.0
8,000	ONEOK, Inc., 6.000%, 06/15/2035	8,473	0.0
29,000	ONEOK, Inc., 6.050%, 09/01/2033	30,913	0.0
14,000	ONEOK, Inc., 6.100%, 11/15/2032	15,016	0.0
12,000	ONEOK, Inc., 6.350%, 01/15/2031	12,890	0.0
30,000	ONEOK, Inc., 6.625%, 09/01/2053	31,451	0.0
17,000	ONEOK, Inc., 7.150%, 01/15/2051	18,752	0.0
9,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	9,000	0.0
14,000	Ovintiv, Inc., 5.650%, 05/15/2028	14,417	0.0
12,000	Ovintiv, Inc., 6.250%, 07/15/2033	12,735	0.0
12,000	Ovintiv, Inc., 6.500%, 08/15/2034	12,901	0.0
9,000	Ovintiv, Inc., 6.500%, 02/01/2038	9,441	0.0
9,000	Ovintiv, Inc., 6.625%, 08/15/2037	9,577	0.0
8,000	Ovintiv, Inc., 7.100%, 07/15/2053	8,547	0.0
7,000	Ovintiv, Inc., 7.200%, 11/01/2031	7,734	0.0
10,000	Ovintiv, Inc., 7.375%, 11/01/2031	11,161	0.0
6,000	Ovintiv, Inc., 8.125%, 09/15/2030	6,859	0.0
10,000	Patterson-UTI Energy, Inc., 3.950%, 02/01/2028	9,895	0.0
7,000	Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	7,071	0.0
8,000	Patterson-UTI Energy, Inc., 7.150%, 10/01/2033	8,567	0.0
58,000	Petroleos Mexicanos, 6.700%, 02/16/2032	57,979	0.0
2,000	Phillips 66, 1.300%, 02/15/2026	1,993	0.0
16,000	Phillips 66, 2.150%, 12/15/2030	14,358	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
19,000	Phillips 66, 3.300%, 03/15/2052	$12,366	0.0
15,000	Phillips 66, 3.900%, 03/15/2028	14,943	0.0
19,000	Phillips 66, 4.650%, 11/15/2034	18,623	0.0
29,000	Phillips 66, 4.875%, 11/15/2044	25,488	0.0
29,000	Phillips 66, 5.875%, 05/01/2042	29,405	0.0
11,000 (2)	Phillips 66 Co., 3.150%, 12/15/2029	10,576	0.0
9,000	Phillips 66 Co., 3.550%, 10/01/2026	8,978	0.0
8,000	Phillips 66 Co., 3.750%, 03/01/2028	7,948	0.0
9,000	Phillips 66 Co., 4.680%, 02/15/2045	7,655	0.0
12,000	Phillips 66 Co., 4.900%, 10/01/2046	10,521	0.0
14,000	Phillips 66 Co., 4.950%, 12/01/2027	14,234	0.0
12,000	Phillips 66 Co., 4.950%, 03/15/2035	11,935	0.0
23,000	Phillips 66 Co., 5.250%, 06/15/2031	23,910	0.0
17,000 (2)	Phillips 66 Co., 5.300%, 06/30/2033	17,539	0.0
12,000	Phillips 66 Co., 5.500%, 03/15/2055	11,066	0.0
10,000	Phillips 66 Co., 5.650%, 06/15/2054	9,433	0.0
15,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	14,984	0.0
22,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	19,936	0.0
20,000	Pioneer Natural Resources Co., 2.150%, 01/15/2031	18,146	0.0
86,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	73,256	0.0
27,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	27,048	0.0
40,000	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	40,177	0.0
30,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	30,209	0.0
4,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	4,006	0.0
8,752	Sabine Pass Liquefaction LLC, 5.900%, 09/15/2037	9,214	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
50,000 (4)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	$46,919	0.0
60,000	Shell Finance US, Inc., 3.750%, 09/12/2046	46,930	0.0
196,000 (2)	Shell Finance US, Inc., 4.125%, 05/11/2035	188,216	0.1
86,000	Shell Finance US, Inc., 4.375%, 05/11/2045	74,306	0.0
13,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	13,127	0.0
19,000	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	19,280	0.0
24,000	South Bow USA Infrastructure Holdings LLC, 5.584%, 10/01/2034	24,250	0.0
13,000	South Bow USA Infrastructure Holdings LLC, 6.176%, 10/01/2054	12,501	0.0
13,000	Southwestern Energy Co., 5.375%, 02/01/2029	13,000	0.0
111,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	93,881	0.1
71,000	Suncor Energy, Inc., 3.750%, 03/04/2051	50,759	0.0
15,000	Targa Resources Corp., 4.200%, 02/01/2033	14,367	0.0
65,000	Targa Resources Corp., 4.950%, 04/15/2052	55,595	0.0
15,000	Targa Resources Corp., 5.200%, 07/01/2027	15,252	0.0
18,000	Targa Resources Corp., 6.125%, 03/15/2033	19,280	0.0
20,000	Targa Resources Corp., 6.150%, 03/01/2029	21,061	0.0
10,000	Targa Resources Corp., 6.250%, 07/01/2052	10,096	0.0
20,000	Targa Resources Corp., 6.500%, 03/30/2034	21,835	0.0
17,000 (2)	Targa Resources Corp., 6.500%, 02/15/2053	17,804	0.0
20,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	19,092	0.0
20,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	20,127	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
14,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	$14,004	0.0
19,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	19,299	0.0
14,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	14,167	0.0
25,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	23,947	0.0
16,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	12,137	0.0
51,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	34,037	0.0
31,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	20,203	0.0
25,000	TotalEnergies Capital International SA, 3.455%, 02/19/2029	24,628	0.0
20,000	TotalEnergies Capital International SA, 3.461%, 07/12/2049	14,331	0.0
20,000	TotalEnergies Capital SA, 3.883%, 10/11/2028	20,045	0.0
25,000 (2)	TotalEnergies Capital SA, 5.150%, 04/05/2034	25,966	0.0
36,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	34,833	0.0
25,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	24,165	0.0
86,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	83,830	0.0
85,000	TransCanada PipeLines Ltd., 7.625%, 01/15/2039	100,908	0.1
78,000	Valero Energy Corp., 6.625%, 06/15/2037	85,971	0.0
24,000 (2)	Viper Energy Partners LLC, 5.700%, 08/01/2035	24,508	0.0
22,000	Western Midstream Operating L.P., 4.050%, 02/01/2030	21,563	0.0
7,000	Western Midstream Operating L.P., 4.500%, 03/01/2028	7,034	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
10,000	Western Midstream Operating L.P., 4.650%, 07/01/2026	$10,003	0.0
8,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	8,101	0.0
20,000	Western Midstream Operating L.P., 5.250%, 02/01/2050	17,134	0.0
14,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	12,082	0.0
12,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	10,964	0.0
7,000	Western Midstream Operating L.P., 5.500%, 08/15/2048	6,187	0.0
15,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	15,917	0.0
12,000	Western Midstream Operating L.P., 6.350%, 01/15/2029	12,633	0.0
252,000	Williams Cos., Inc., 2.600%, 03/15/2031	230,190	0.1
28,000	Williams Cos., Inc., 3.500%, 10/15/2051	19,551	0.0
15,000	Williams Cos., Inc., 5.100%, 09/15/2045	13,776	0.0
141,000	Williams Cos., Inc., 5.400%, 03/04/2044	135,753	0.1
24,000	Woodside Finance Ltd., 5.100%, 09/12/2034	23,722	0.0
41,000 (2)	Woodside Finance Ltd., 5.700%, 09/12/2054	38,613	0.0
		8,740,108	1.8

	Financial: 9.4%
171,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.450%, 10/29/2026	168,723	0.1
210,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	203,649	0.1
161,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	148,700	0.1
152,000 (2)	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.100%, 01/15/2027	154,930	0.1
8,000	Aflac, Inc., 1.125%, 03/15/2026	7,958	0.0
6,000	Aflac, Inc., 2.875%, 10/15/2026	5,953	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000	Aflac, Inc., 3.600%, 04/01/2030	$19,682	0.0
8,000	Aflac, Inc., 4.000%, 10/15/2046	6,437	0.0
11,000	Aflac, Inc., 4.750%, 01/15/2049	9,717	0.0
7,000	Agree L.P., 2.000%, 06/15/2028	6,677	0.0
6,000	Agree L.P., 2.600%, 06/15/2033	5,189	0.0
7,000	Agree L.P., 2.900%, 10/01/2030	6,562	0.0
6,000	Agree L.P., 4.800%, 10/01/2032	6,040	0.0
9,000	Agree L.P., 5.625%, 06/15/2034	9,436	0.0
24,000	Air Lease Corp., 1.875%, 08/15/2026	23,649	0.0
10,000	Air Lease Corp., 2.100%, 09/01/2028	9,429	0.0
15,000	Air Lease Corp., 2.200%, 01/15/2027	14,701	0.0
15,000	Air Lease Corp., 3.125%, 12/01/2030	13,911	0.0
10,000	Air Lease Corp., 3.250%, 10/01/2029	9,560	0.0
10,000	Air Lease Corp., 3.625%, 04/01/2027	9,893	0.0
10,000	Air Lease Corp., 3.625%, 12/01/2027	9,893	0.0
10,000	Air Lease Corp., 4.625%, 10/01/2028	10,049	0.0
10,000 (2)	Air Lease Corp., 5.100%, 03/01/2029	10,166	0.0
14,000	Air Lease Corp., 5.300%, 02/01/2028	14,263	0.0
14,000	Air Lease Corp., 5.850%, 12/15/2027	14,402	0.0
15,000	Air Lease Corp., GMTN, 3.750%, 06/01/2026	14,974	0.0
29,000	Air Lease Corp., MTN, 2.875%, 01/15/2026	28,985	0.0
15,000	Air Lease Corp., MTN, 2.875%, 01/15/2032	13,460	0.0
13,000	Air Lease Corp., MTN, 3.000%, 02/01/2030	12,195	0.0
14,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	11,487	0.0
25,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	21,157	0.0
94,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	57,552	0.0
20,000 (2)	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	13,603	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
8,000	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	$6,980	0.0
10,000	Alleghany Corp., 3.625%, 05/15/2030	9,773	0.0
6,000	Alleghany Corp., 4.900%, 09/15/2044	5,469	0.0
202,000	Allstate Corp., 3.280%, 12/15/2026	200,990	0.1
10,000	Allstate Corp., 3.850%, 08/10/2049	7,644	0.0
14,000	Allstate Corp., 4.200%, 12/15/2046	11,541	0.0
10,000	Allstate Corp., 4.500%, 06/15/2043	8,765	0.0
11,000 (3)	Allstate Corp., 6.500%, 05/15/2067	11,605	0.0
96,000	Ally Financial, Inc., 8.000%, 11/01/2031	109,104	0.0
24,000 (2)	American Express Co., 1.650%, 11/04/2026	23,570	0.0
38,000	American Express Co., 2.550%, 03/04/2027	37,464	0.0
19,000	American Express Co., 3.125%, 05/20/2026	18,948	0.0
35,000	American Express Co., 3.300%, 05/03/2027	34,776	0.0
22,000	American Express Co., 4.050%, 05/03/2029	22,097	0.0
144,000	American Express Co., 4.050%, 12/03/2042	124,226	0.0
27,000 (3)	American Express Co., 4.420%, 08/03/2033	26,806	0.0
26,000	American Express Co., 4.900%, 02/13/2026	26,026	0.0
15,000 (3)	American Express Co., 4.989%, 05/26/2033	15,237	0.0
27,000 (3)	American Express Co., 5.043%, 05/01/2034	27,718	0.0
33,000 (3)	American Express Co., 5.282%, 07/27/2029	33,995	0.0
26,000 (3)	American Express Co., 5.389%, 07/28/2027	26,204	0.0
24,000 (3)	American Express Co., 5.625%, 07/28/2034	25,124	0.0
33,000	American Express Co., 5.850%, 11/05/2027	34,154	0.0
7,000	American Express Credit Corp., MTN, 3.300%, 05/03/2027	6,964	0.0
12,000	American Financial Group, Inc., 4.500%, 06/15/2047	10,108	0.0
17,000	American Financial Group, Inc., 5.250%, 04/02/2030	17,810	0.0
9,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	8,052	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	$11,521	0.0
12,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	11,348	0.0
10,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	10,028	0.0
6,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	4,801	0.0
8,000	American Homes 4 Rent L.P., 4.900%, 02/15/2029	8,143	0.0
12,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	12,426	0.0
10,000 (2)	American Homes 4 Rent L.P., 5.500%, 07/15/2034	10,336	0.0
7,000	American International Group, Inc., 3.400%, 06/30/2030	6,757	0.0
25,000	American International Group, Inc., 3.875%, 01/15/2035	23,366	0.0
20,000	American International Group, Inc., 4.375%, 06/30/2050	16,719	0.0
15,000	American International Group, Inc., 4.500%, 07/16/2044	13,264	0.0
20,000	American International Group, Inc., 4.750%, 04/01/2048	17,791	0.0
21,000	American International Group, Inc., 5.125%, 03/27/2033	21,624	0.0
18,000	American National Group, Inc., 6.000%, 07/15/2035	18,265	0.0
171,000	American Tower Corp., 1.600%, 04/15/2026	169,861	0.1
171,000	American Tower Corp., 2.700%, 04/15/2031	157,105	0.1
45,000	American Tower Corp., 2.950%, 01/15/2051	28,774	0.0
171,000	American Tower Corp., 3.375%, 10/15/2026	170,145	0.1
151,000	American Tower Corp., 3.550%, 07/15/2027	149,907	0.1
34,000	Ameriprise Financial, Inc., 5.150%, 05/15/2033	35,327	0.0
171,000	Aon Corp., 3.750%, 05/02/2029	169,265	0.1
64,000	Aon Global Ltd., 4.450%, 05/24/2043	55,319	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
49,000	Aon Global Ltd., 4.600%, 06/14/2044	$43,047	0.0
21,000	Apollo Debt Solutions BDC, 6.550%, 03/15/2032	21,679	0.0
12,000	Apollo Debt Solutions BDC, 6.700%, 07/29/2031	12,669	0.0
13,000	Apollo Debt Solutions BDC, 6.900%, 04/13/2029	13,647	0.0
26,000 (2)	Apollo Global Management, Inc., 5.800%, 05/21/2054	25,546	0.0
10,000	Apollo Global Management, Inc., 6.375%, 11/15/2033	10,991	0.0
10,000	Arch Capital Finance LLC, 4.011%, 12/15/2026	10,002	0.0
9,000	Arch Capital Finance LLC, 5.031%, 12/15/2046	8,411	0.0
2,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	1,487	0.0
17,000	Arch Capital Group Ltd., 7.350%, 05/01/2034	19,725	0.0
10,000	Arch Capital Group US, Inc., 5.144%, 11/01/2043	9,513	0.0
80,000	Ares Capital Corp., 3.200%, 11/15/2031	71,025	0.0
13,000	Ares Management Corp., 5.600%, 10/11/2054	12,323	0.0
9,000	Ares Management Corp., 6.375%, 11/10/2028	9,528	0.0
50,000	Ares Strategic Income Fund, 6.200%, 03/21/2032	51,309	0.0
8,000	Arthur J Gallagher & Co., 2.400%, 11/09/2031	7,153	0.0
63,000	Arthur J Gallagher & Co., 3.050%, 03/09/2052	39,926	0.0
17,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	11,903	0.0
10,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	10,391	0.0
7,000	Arthur J Gallagher & Co., 5.500%, 03/02/2033	7,298	0.0
12,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	11,791	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	$9,893	0.0
8,000	Arthur J Gallagher & Co., 6.500%, 02/15/2034	8,833	0.0
12,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	13,279	0.0
10,000	Assured Guaranty US Holdings, Inc., 3.150%, 06/15/2031	9,445	0.0
8,000	Assured Guaranty US Holdings, Inc., 3.600%, 09/15/2051	5,651	0.0
7,000	Assured Guaranty US Holdings, Inc., 6.125%, 09/15/2028	7,361	0.0
39,000	Athene Holding Ltd., 3.450%, 05/15/2052	24,803	0.0
10,000	Athene Holding Ltd., 3.500%, 01/15/2031	9,457	0.0
10,000 (2)	Athene Holding Ltd., 3.950%, 05/25/2051	7,021	0.0
20,000	Athene Holding Ltd., 4.125%, 01/12/2028	19,992	0.0
12,000 (2)	Athene Holding Ltd., 5.875%, 01/15/2034	12,448	0.0
10,000	Athene Holding Ltd., 6.150%, 04/03/2030	10,616	0.0
20,000	Athene Holding Ltd., 6.250%, 04/01/2054	19,473	0.0
8,000	Athene Holding Ltd., 6.650%, 02/01/2033	8,672	0.0
13,000	Australia & New Zealand Banking Group Ltd./New York NY, 4.750%, 01/18/2027	13,130	0.0
171,000	AvalonBay Communities, Inc., MTN, 2.300%, 03/01/2030	158,632	0.1
200,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	183,159	0.1
200,000	Banco Santander SA, 3.800%, 02/23/2028	198,518	0.1
200,000	Banco Santander SA, 4.250%, 04/11/2027	200,533	0.1
64,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	63,192	0.0
86,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	76,926	0.0
75,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	67,662	0.0
69,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	64,318	0.0
81,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	74,351	0.0
27,000 (2)(3)	Bank of America Corp., 2.972%, 07/21/2052	17,747	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
81,000 (3)	Bank of America Corp., 3.311%, 04/22/2042	$63,937	0.0
137,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	135,321	0.1
46,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	45,812	0.0
29,000 (3)	Bank of America Corp., 3.946%, 01/23/2049	23,270	0.0
46,000 (3)	Bank of America Corp., 4.244%, 04/24/2038	42,939	0.0
51,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	51,217	0.0
93,000 (3)	Bank of America Corp., 4.571%, 04/27/2033	92,801	0.0
157,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	161,046	0.1
114,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	117,404	0.0
12,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	12,505	0.0
65,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	69,389	0.0
34,000 (3)	Bank of America Corp., 5.933%, 09/15/2027	34,446	0.0
46,000 (3)	Bank of America Corp., 6.204%, 11/10/2028	47,812	0.0
46,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	45,699	0.0
58,000 (3)	Bank of America Corp., MTN, 1.922%, 10/24/2031	51,890	0.0
69,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	65,841	0.0
81,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	75,474	0.0
51,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	50,178	0.0
115,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	84,903	0.0
46,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	43,791	0.0
86,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	78,677	0.0
58,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	56,036	0.0
58,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	57,486	0.0
69,000 (3)	Bank of America Corp., MTN, 3.559%, 04/23/2027	68,880	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
58,000 (3)	Bank of America Corp., MTN, 3.824%, 01/20/2028	$57,878	0.0
58,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	57,918	0.0
69,000 (3)	Bank of America Corp., MTN, 3.974%, 02/07/2030	68,648	0.0
34,000 (3)	Bank of America Corp., MTN, 4.078%, 04/23/2040	30,423	0.0
127,000 (3)	Bank of America Corp., MTN, 4.083%, 03/20/2051	101,845	0.0
46,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	46,115	0.0
69,000 (3)	Bank of America Corp., MTN, 4.271%, 07/23/2029	69,330	0.0
63,000 (3)	Bank of America Corp., MTN, 4.330%, 03/15/2050	52,983	0.0
46,000 (3)	Bank of America Corp., MTN, 4.443%, 01/20/2048	40,023	0.0
12,000	Bank of America Corp., MTN, 4.875%, 04/01/2044	11,411	0.0
69,000 (3)	Bank of America Corp., MTN, 4.948%, 07/22/2028	70,008	0.0
46,000	Bank of America Corp., MTN, 5.000%, 01/21/2044	44,400	0.0
115,000 (3)	Bank of America Corp., MTN, 5.015%, 07/22/2033	117,302	0.0
34,000	Bank of America Corp., MTN, 5.875%, 02/07/2042	36,175	0.0
26,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	23,910	0.0
22,000 (3)	Bank of America Corp. N, 3.483%, 03/13/2052	15,933	0.0
46,000	Bank of America Corp., L, 4.183%, 11/25/2027	46,123	0.0
12,000	Bank of America Corp., L, 4.750%, 04/21/2045	10,815	0.0
75,000 (3)	Bank of Montreal, 3.088%, 01/10/2037	67,536	0.0
32,000 (3)	Bank of Montreal, 3.803%, 12/15/2032	31,631	0.0
9,000	Bank of New York Mellon Corp., 2.500%, 01/26/2032	8,217	0.0
26,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	26,949	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
24,000 (3)	Bank of New York Mellon Corp., 5.606%, 07/21/2039	$25,125	0.0
10,000	Bank of New York Mellon Corp., MTN, 1.650%, 01/28/2031	8,863	0.0
141,000	Bank of New York Mellon Corp., MTN, 3.000%, 10/30/2028	137,366	0.1
151,000	Bank of New York Mellon Corp., MTN, 3.250%, 05/16/2027	150,043	0.1
171,000 (3)	Bank of New York Mellon Corp., MTN, 3.442%, 02/07/2028	170,234	0.1
18,000 (3)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	18,607	0.0
30,000 (3)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	32,398	0.0
22,000 (2)(3)	Bank of New York Mellon Corp., MTN, 6.474%, 10/25/2034	24,648	0.0
7,000 (3)	Bank of New York Mellon Corp. J, 4.967%, 04/26/2034	7,139	0.0
19,000 (2)	Bank of Nova Scotia, 1.050%, 03/02/2026	18,915	0.0
18,000	Bank of Nova Scotia, 1.300%, 09/15/2026	17,685	0.0
15,000 (2)	Bank of Nova Scotia, 1.350%, 06/24/2026	14,825	0.0
15,000	Bank of Nova Scotia, 1.950%, 02/02/2027	14,711	0.0
13,000	Bank of Nova Scotia, 2.150%, 08/01/2031	11,604	0.0
17,000	Bank of Nova Scotia, 2.450%, 02/02/2032	15,209	0.0
25,000	Bank of Nova Scotia, 2.700%, 08/03/2026	24,818	0.0
14,000	Bank of Nova Scotia, 2.951%, 03/11/2027	13,856	0.0
25,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	24,408	0.0
25,000	Bank of Nova Scotia, 4.750%, 02/02/2026	25,017	0.0
25,000	Bank of Nova Scotia, 4.850%, 02/01/2030	25,615	0.0
15,000	Bank of Nova Scotia, 5.250%, 06/12/2028	15,454	0.0
23,000	Bank of Nova Scotia, 5.350%, 12/07/2026	23,314	0.0
48,000	Bank of Nova Scotia, 5.650%, 02/01/2034	51,065	0.0
202,000 (3)	Barclays PLC, 2.667%, 03/10/2032	184,079	0.1
151,000 (2)(3)	Barclays PLC, 3.811%, 03/10/2042	121,297	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
151,000	Barclays PLC, 4.375%, 01/12/2026	$151,011	0.1
202,000	Barclays PLC, 5.200%, 05/12/2026	202,892	0.1
50,000	Barclays PLC, 5.250%, 08/17/2045	48,056	0.0
210,000 (3)	Barclays PLC, 6.496%, 09/13/2027	213,314	0.1
15,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	13,382	0.0
10,000	Berkshire Hathaway Finance Corp., 1.850%, 03/12/2030	9,188	0.0
20,000	Berkshire Hathaway Finance Corp., 2.875%, 03/15/2032	18,647	0.0
56,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	43,136	0.0
48,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	40,093	0.0
40,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	33,577	0.0
10,000	Berkshire Hathaway Finance Corp., 4.300%, 05/15/2043	8,900	0.0
15,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	13,790	0.0
15,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/2040	16,289	0.0
20,000	Berkshire Hathaway, Inc., 4.500%, 02/11/2043	18,798	0.0
33,000	BlackRock Funding, Inc., 5.350%, 01/08/2055	32,291	0.0
200,000	BlackRock, Inc., 1.900%, 01/28/2031	179,879	0.1
25,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	24,569	0.0
20,000	Blackstone Private Credit Fund, 3.250%, 03/15/2027	19,666	0.0
13,000	Blackstone Private Credit Fund, 4.000%, 01/15/2029	12,636	0.0
10,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	10,207	0.0
34,000	Blackstone Private Credit Fund, 6.000%, 11/22/2034	34,353	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Blackstone Private Credit Fund, 6.250%, 01/25/2031	$10,341	0.0
10,000	Blackstone Private Credit Fund, 7.300%, 11/27/2028	10,611	0.0
27,000	Blackstone Reg Finance Co. LLC, 4.950%, 02/15/2036	26,817	0.0
106,000	Blackstone Secured Lending Fund, 3.625%, 01/15/2026	105,913	0.0
30,000 (2)	Blackstone Secured Lending Fund, 5.125%, 01/31/2031	29,641	0.0
80,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	78,218	0.0
59,000 (2)	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	60,842	0.0
20,000 (2)	Blue Owl Finance LLC, 6.250%, 04/18/2034	20,633	0.0
73,000	Boston Properties L.P., 2.550%, 04/01/2032	63,744	0.0
76,000	Boston Properties L.P., 3.250%, 01/30/2031	71,329	0.0
75,000 (2)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	75,942	0.0
7,000	Brixmor Operating Partnership L.P., 2.250%, 04/01/2028	6,728	0.0
10,000	Brixmor Operating Partnership L.P., 2.500%, 08/16/2031	8,999	0.0
8,000	Brixmor Operating Partnership L.P., 3.900%, 03/15/2027	7,980	0.0
16,000	Brixmor Operating Partnership L.P., 4.050%, 07/01/2030	15,784	0.0
12,000	Brixmor Operating Partnership L.P., 4.125%, 06/15/2026	11,995	0.0
15,000	Brixmor Operating Partnership L.P., 4.125%, 05/15/2029	14,946	0.0
8,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	8,266	0.0
26,000 (2)	Brookfield Asset Management Ltd., 6.077%, 09/15/2055	26,608	0.0
12,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	8,313	0.0
151,000	Brookfield Finance, Inc., 2.724%, 04/15/2031	138,382	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Brookfield Finance, Inc., 3.500%, 03/30/2051	$8,351	0.0
8,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	5,664	0.0
9,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	7,814	0.0
4,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	4,145	0.0
15,000 (2)	Brookfield Finance, Inc., 5.968%, 03/04/2054	15,177	0.0
14,000	Brown & Brown, Inc., 2.375%, 03/15/2031	12,565	0.0
12,000	Brown & Brown, Inc., 4.200%, 03/17/2032	11,621	0.0
7,000	Brown & Brown, Inc., 4.500%, 03/15/2029	7,035	0.0
12,000	Brown & Brown, Inc., 4.950%, 03/17/2052	10,478	0.0
38,000	Brown & Brown, Inc., 6.250%, 06/23/2055	39,564	0.0
15,000	Camden Property Trust, 2.800%, 05/15/2030	14,175	0.0
12,000	Camden Property Trust, 3.150%, 07/01/2029	11,589	0.0
6,000	Camden Property Trust, 3.350%, 11/01/2049	4,259	0.0
8,000	Camden Property Trust, 4.100%, 10/15/2028	8,034	0.0
8,000	Camden Property Trust, 4.900%, 01/15/2034	8,116	0.0
10,000	Camden Property Trust, 5.850%, 11/03/2026	10,143	0.0
15,000	Canadian Imperial Bank of Commerce, 1.250%, 06/22/2026	14,817	0.0
22,000	Canadian Imperial Bank of Commerce, 3.450%, 04/07/2027	21,901	0.0
22,000 (2)	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	20,990	0.0
22,000	Canadian Imperial Bank of Commerce, 5.001%, 04/28/2028	22,502	0.0
10,000	Canadian Imperial Bank of Commerce, 5.615%, 07/17/2026	10,094	0.0
19,000	Canadian Imperial Bank of Commerce, 5.926%, 10/02/2026	19,289	0.0
15,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	15,770	0.0
64,000	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	69,577	0.0
25,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	24,535	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000 (3)	Capital One Financial Corp., 2.359%, 07/29/2032	$17,531	0.0
10,000 (2)(3)	Capital One Financial Corp., 2.618%, 11/02/2032	8,980	0.0
25,000 (2)(3)	Capital One Financial Corp., 3.273%, 03/01/2030	24,287	0.0
20,000	Capital One Financial Corp., 3.650%, 05/11/2027	19,915	0.0
30,000	Capital One Financial Corp., 3.750%, 07/28/2026	29,941	0.0
27,000	Capital One Financial Corp., 3.750%, 03/09/2027	26,927	0.0
28,000	Capital One Financial Corp., 3.800%, 01/31/2028	27,894	0.0
32,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	32,383	0.0
31,000 (3)	Capital One Financial Corp., 5.197%, 09/11/2036	30,855	0.0
18,000 (3)	Capital One Financial Corp., 5.247%, 07/26/2030	18,570	0.0
22,000 (3)	Capital One Financial Corp., 5.268%, 05/10/2033	22,601	0.0
32,000 (3)	Capital One Financial Corp., 5.463%, 07/26/2030	33,168	0.0
20,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	20,552	0.0
20,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	20,813	0.0
25,000 (3)	Capital One Financial Corp., 5.817%, 02/01/2034	26,176	0.0
20,000 (3)	Capital One Financial Corp., 6.051%, 02/01/2035	21,300	0.0
36,000 (3)	Capital One Financial Corp., 6.312%, 06/08/2029	37,788	0.0
36,000 (3)	Capital One Financial Corp., 6.377%, 06/08/2034	38,930	0.0
15,000 (3)	Capital One Financial Corp., 7.149%, 10/29/2027	15,361	0.0
36,000 (3)	Capital One Financial Corp., 7.624%, 10/30/2031	40,697	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Cboe Global Markets, Inc., 1.625%, 12/15/2030	$8,875	0.0
6,000	Cboe Global Markets, Inc., 3.000%, 03/16/2032	5,554	0.0
13,000	Cboe Global Markets, Inc., 3.650%, 01/12/2027	12,979	0.0
10,000 (2)	CBRE Services, Inc., 2.500%, 04/01/2031	9,088	0.0
10,000 (2)	CBRE Services, Inc., 5.500%, 04/01/2029	10,366	0.0
18,000	CBRE Services, Inc., 5.500%, 06/15/2035	18,594	0.0
20,000	CBRE Services, Inc., 5.950%, 08/15/2034	21,415	0.0
25,000	Charles Schwab Corp., 0.900%, 03/11/2026	24,860	0.0
20,000	Charles Schwab Corp., 1.150%, 05/13/2026	19,806	0.0
15,000 (2)	Charles Schwab Corp., 1.650%, 03/11/2031	13,168	0.0
17,000	Charles Schwab Corp., 1.950%, 12/01/2031	14,896	0.0
25,000	Charles Schwab Corp., 2.000%, 03/20/2028	24,052	0.0
15,000	Charles Schwab Corp., 2.300%, 05/13/2031	13,588	0.0
30,000 (2)	Charles Schwab Corp., 2.450%, 03/03/2027	29,541	0.0
10,000	Charles Schwab Corp., 2.750%, 10/01/2029	9,525	0.0
20,000	Charles Schwab Corp., 2.900%, 03/03/2032	18,353	0.0
13,000	Charles Schwab Corp., 3.200%, 03/02/2027	12,904	0.0
14,000	Charles Schwab Corp., 3.200%, 01/25/2028	13,816	0.0
12,000	Charles Schwab Corp., 3.250%, 05/22/2029	11,696	0.0
15,000	Charles Schwab Corp., 3.300%, 04/01/2027	14,910	0.0
7,000	Charles Schwab Corp., 3.450%, 02/13/2026	6,995	0.0
12,000	Charles Schwab Corp., 4.000%, 02/01/2029	12,061	0.0
10,000	Charles Schwab Corp., 4.625%, 03/22/2030	10,241	0.0
20,000 (3)	Charles Schwab Corp., 4.914%, 11/14/2036	19,875	0.0
24,000 (3)	Charles Schwab Corp., 5.643%, 05/19/2029	24,924	0.0
26,000 (3)	Charles Schwab Corp., 5.853%, 05/19/2034	27,864	0.0
20,000	Charles Schwab Corp., 5.875%, 08/24/2026	20,224	0.0
26,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	27,510	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
16,000	Chubb Corp., 6.000%, 05/11/2037	$17,392	0.0
17,000 (2)	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	10,890	0.0
98,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	60,182	0.0
19,000	CI Financial Corp., 3.200%, 12/17/2030	17,222	0.0
7,000	CI Financial Corp., 4.100%, 06/15/2051	4,802	0.0
48,000 (3)	Citigroup, Inc., 1.122%, 01/28/2027	47,892	0.0
53,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	52,398	0.0
34,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	30,474	0.0
58,000 (3)	Citigroup, Inc., 2.561%, 05/01/2032	52,656	0.0
67,000 (3)	Citigroup, Inc., 2.572%, 06/03/2031	62,103	0.0
43,000 (3)	Citigroup, Inc., 2.666%, 01/29/2031	40,261	0.0
24,000 (2)(3)	Citigroup, Inc., 2.904%, 11/03/2042	17,801	0.0
43,000 (3)	Citigroup, Inc., 2.976%, 11/05/2030	40,977	0.0
58,000 (3)	Citigroup, Inc., 3.057%, 01/25/2033	53,146	0.0
38,000	Citigroup, Inc., 3.400%, 05/01/2026	37,932	0.0
43,000 (3)	Citigroup, Inc., 3.520%, 10/27/2028	42,632	0.0
48,000 (3)	Citigroup, Inc., 3.668%, 07/24/2028	47,709	0.0
58,000 (3)	Citigroup, Inc., 3.785%, 03/17/2033	55,384	0.0
19,000 (3)	Citigroup, Inc., 3.878%, 01/24/2039	16,842	0.0
48,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	47,580	0.0
38,000 (3)	Citigroup, Inc., 4.075%, 04/23/2029	37,982	0.0
40,000	Citigroup, Inc., 4.125%, 07/25/2028	40,021	0.0
19,000 (3)	Citigroup, Inc., 4.281%, 04/24/2048	16,045	0.0
77,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	77,009	0.0
74,000	Citigroup, Inc., 4.450%, 09/29/2027	74,502	0.0
58,000 (3)	Citigroup, Inc., 4.542%, 09/19/2030	58,499	0.0
29,000	Citigroup, Inc., 4.600%, 03/09/2026	29,021	0.0
19,000	Citigroup, Inc., 4.650%, 07/30/2045	17,149	0.0
144,000	Citigroup, Inc., 4.650%, 07/23/2048	127,147	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000 (3)	Citigroup, Inc., 4.658%, 05/24/2028	$29,251	0.0
38,000	Citigroup, Inc., 4.750%, 05/18/2046	33,379	0.0
48,000 (3)	Citigroup, Inc., 4.910%, 05/24/2033	48,588	0.0
58,000 (3)	Citigroup, Inc., 5.174%, 02/13/2030	59,531	0.0
17,000	Citigroup, Inc., 5.300%, 05/06/2044	16,516	0.0
25,000 (3)	Citigroup, Inc., 5.316%, 03/26/2041	25,090	0.0
21,000 (3)	Citigroup, Inc., 5.411%, 09/19/2039	21,162	0.0
48,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	49,730	0.0
25,000 (3)	Citigroup, Inc., 5.612%, 03/04/2056	24,911	0.0
48,000 (3)	Citigroup, Inc., 5.827%, 02/13/2035	49,900	0.0
9,000 (2)	Citigroup, Inc., 5.875%, 02/22/2033	9,634	0.0
19,000	Citigroup, Inc., 5.875%, 01/30/2042	20,008	0.0
13,000	Citigroup, Inc., 6.000%, 10/31/2033	13,991	0.0
61,000 (3)	Citigroup, Inc., 6.174%, 05/25/2034	64,823	0.0
53,000 (3)	Citigroup, Inc., 6.270%, 11/17/2033	57,734	0.0
17,000	Citigroup, Inc., 6.625%, 01/15/2028	17,933	0.0
19,000 (2)	Citigroup, Inc., 6.625%, 06/15/2032	21,068	0.0
19,000	Citigroup, Inc., 6.675%, 09/13/2043	21,149	0.0
37,000	Citigroup, Inc., 8.125%, 07/15/2039	47,474	0.0
48,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	47,466	0.0
115,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	109,911	0.0
32,000 (3)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	33,382	0.0
40,000	CME Group, Inc., 5.300%, 09/15/2043	40,210	0.0
10,000	CNA Financial Corp., 2.050%, 08/15/2030	9,006	0.0
10,000	CNA Financial Corp., 3.450%, 08/15/2027	9,911	0.0
10,000	CNA Financial Corp., 3.900%, 05/01/2029	9,909	0.0
10,000	CNA Financial Corp., 5.125%, 02/15/2034	10,088	0.0
10,000	CNA Financial Corp., 5.500%, 06/15/2033	10,387	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	CNO Financial Group, Inc., 5.250%, 05/30/2029	$10,159	0.0
14,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	14,820	0.0
86,000	Comerica, Inc., 3.800%, 07/22/2026	85,722	0.0
171,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	170,632	0.1
78,000	Cooperatieve Rabobank UA, BKNT, 5.250%, 05/24/2041	78,483	0.0
162,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	153,839	0.1
31,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	28,305	0.0
18,000	Cousins Properties L.P., 5.875%, 10/01/2034	18,837	0.0
128,000	Credit Suisse USA, Inc., 7.125%, 07/15/2032	146,411	0.1
171,000	Crown Castle, Inc., 1.050%, 07/15/2026	168,216	0.1
142,000	Crown Castle, Inc., 2.100%, 04/01/2031	125,402	0.1
25,000	Crown Castle, Inc., 2.900%, 04/01/2041	18,259	0.0
48,000	Crown Castle, Inc., 3.250%, 01/15/2051	31,788	0.0
9,000	CubeSmart L.P., 2.000%, 02/15/2031	7,977	0.0
11,000	CubeSmart L.P., 2.250%, 12/15/2028	10,440	0.0
10,000	CubeSmart L.P., 2.500%, 02/15/2032	8,850	0.0
7,000	CubeSmart L.P., 3.000%, 02/15/2030	6,638	0.0
17,000	CubeSmart L.P., 3.125%, 09/01/2026	16,893	0.0
7,000	CubeSmart L.P., 4.375%, 02/15/2029	7,027	0.0
73,000	Deutsche Bank AG, 4.100%, 01/13/2026	73,000	0.0
125,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	123,005	0.0
195,000 (3)	Deutsche Bank AG/ New York NY, 3.547%, 09/18/2031	186,182	0.1
137,000	Deutsche Bank AG/ New York NY, 4.100%, 01/13/2026	136,994	0.1
170,000 (3)	Deutsche Bank AG/ New York NY, 6.720%, 01/18/2029	178,015	0.1
18,000	Digital Realty Trust L.P., 3.600%, 07/01/2029	17,658	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000	Digital Realty Trust L.P., 3.700%, 08/15/2027	$19,904	0.0
13,000	Digital Realty Trust L.P., 4.450%, 07/15/2028	13,084	0.0
18,000	Digital Realty Trust L.P., 5.550%, 01/15/2028	18,504	0.0
137,000	Discover Bank, 4.250%, 03/13/2026	137,048	0.1
20,000	Discover Financial Services, 4.100%, 02/09/2027	20,018	0.0
15,000	Discover Financial Services, 6.700%, 11/29/2032	16,626	0.0
11,000 (3)	Discover Financial Services, 7.964%, 11/02/2034	12,973	0.0
10,000	DOC DR, LLC, 2.625%, 11/01/2031	9,009	0.0
7,000	DOC DR, LLC, 3.950%, 01/15/2028	6,967	0.0
8,000	DOC DR, LLC, 4.300%, 03/15/2027	8,015	0.0
10,000 (3)	Enstar Finance LLC, 5.500%, 01/15/2042	9,878	0.0
10,000 (2)	Enstar Group Ltd., 3.100%, 09/01/2031	9,001	0.0
10,000	Enstar Group Ltd., 4.950%, 06/01/2029	10,088	0.0
47,000	EPR Properties, 3.750%, 08/15/2029	45,605	0.0
14,000	Equinix, Inc., 1.450%, 05/15/2026	13,874	0.0
13,000	Equinix, Inc., 1.550%, 03/15/2028	12,338	0.0
10,000	Equinix, Inc., 1.800%, 07/15/2027	9,668	0.0
8,000	Equinix, Inc., 2.000%, 05/15/2028	7,643	0.0
22,000	Equinix, Inc., 2.150%, 07/15/2030	19,973	0.0
20,000	Equinix, Inc., 2.500%, 05/15/2031	18,107	0.0
12,000	Equinix, Inc., 2.900%, 11/18/2026	11,886	0.0
10,000	Equinix, Inc., 2.950%, 09/15/2051	6,301	0.0
10,000	Equinix, Inc., 3.000%, 07/15/2050	6,410	0.0
24,000	Equinix, Inc., 3.200%, 11/18/2029	23,051	0.0
10,000	Equinix, Inc., 3.400%, 02/15/2052	6,870	0.0
24,000	Equinix, Inc., 3.900%, 04/15/2032	23,076	0.0
30,000	Equitable Holdings, Inc., 4.350%, 04/20/2028	30,122	0.0
23,000	Equitable Holdings, Inc., 5.000%, 04/20/2048	20,665	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Equitable Holdings, Inc., 5.594%, 01/11/2033	$10,445	0.0
55,000	ERP Operating L.P., 4.500%, 07/01/2044	49,111	0.0
82,000	Essex Portfolio L.P., 2.650%, 03/15/2032	73,248	0.0
20,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	12,731	0.0
20,000	Everest Reinsurance Holdings, Inc., 3.500%, 10/15/2050	13,948	0.0
8,000	Everest Reinsurance Holdings, Inc., 4.868%, 06/01/2044	7,119	0.0
8,000	Extra Space Storage L.P., 2.200%, 10/15/2030	7,253	0.0
12,000	Extra Space Storage L.P., 2.350%, 03/15/2032	10,510	0.0
12,000	Extra Space Storage L.P., 2.400%, 10/15/2031	10,670	0.0
9,000	Extra Space Storage L.P., 2.550%, 06/01/2031	8,147	0.0
12,000	Extra Space Storage L.P., 3.500%, 07/01/2026	11,966	0.0
9,000	Extra Space Storage L.P., 3.875%, 12/15/2027	8,979	0.0
8,000	Extra Space Storage L.P., 3.900%, 04/01/2029	7,917	0.0
7,000	Extra Space Storage L.P., 4.000%, 06/15/2029	6,934	0.0
12,000	Extra Space Storage L.P., 5.400%, 02/01/2034	12,344	0.0
21,000 (2)	Extra Space Storage L.P., 5.400%, 06/15/2035	21,538	0.0
9,000	Extra Space Storage L.P., 5.500%, 07/01/2030	9,378	0.0
10,000	Extra Space Storage L.P., 5.700%, 04/01/2028	10,335	0.0
12,000	Extra Space Storage L.P., 5.900%, 01/15/2031	12,744	0.0
12,000	Fairfax Financial Holdings Ltd., 3.375%, 03/03/2031	11,345	0.0
13,000 (2)	Fairfax Financial Holdings Ltd., 4.625%, 04/29/2030	13,054	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	$12,172	0.0
15,000	Fairfax Financial Holdings Ltd., 5.625%, 08/16/2032	15,666	0.0
15,000	Fairfax Financial Holdings Ltd., 6.000%, 12/07/2033	15,940	0.0
12,000	Fairfax Financial Holdings Ltd., 6.100%, 03/15/2055	12,093	0.0
20,000	Fairfax Financial Holdings Ltd., 6.350%, 03/22/2054	20,790	0.0
52,000	Federal Realty OP L.P., 3.500%, 06/01/2030	50,311	0.0
12,000	Fidelity National Financial, Inc., 2.450%, 03/15/2031	10,731	0.0
9,000	Fidelity National Financial, Inc., 3.200%, 09/17/2051	5,722	0.0
13,000	Fidelity National Financial, Inc., 3.400%, 06/15/2030	12,419	0.0
9,000	Fidelity National Financial, Inc., 4.500%, 08/15/2028	9,066	0.0
15,000 (3)	Fifth Third Bancorp, 1.707%, 11/01/2027	14,717	0.0
22,000	Fifth Third Bancorp, 2.550%, 05/05/2027	21,598	0.0
21,000	Fifth Third Bancorp, 3.950%, 03/14/2028	20,980	0.0
12,000 (3)	Fifth Third Bancorp, 4.055%, 04/25/2028	11,992	0.0
19,000 (2)(3)	Fifth Third Bancorp, 4.337%, 04/25/2033	18,579	0.0
31,000 (3)	Fifth Third Bancorp, 4.772%, 07/28/2030	31,379	0.0
31,000 (3)	Fifth Third Bancorp, 6.361%, 10/27/2028	32,262	0.0
31,000	Fifth Third Bancorp, 8.250%, 03/01/2038	38,150	0.0
18,000	First American Financial Corp., 5.450%, 09/30/2034	18,008	0.0
25,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	25,510	0.0
17,000	Franklin Resources, Inc., 1.600%, 10/30/2030	15,092	0.0
7,000	Franklin Resources, Inc., 2.950%, 08/12/2051	4,438	0.0
275,000	FS KKR Capital Corp., 3.400%, 01/15/2026	274,899	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
32,000	FS KKR Capital Corp., 6.125%, 01/15/2031	$31,247	0.0
8,000	Globe Life, Inc., 2.150%, 08/15/2030	7,248	0.0
11,000	Globe Life, Inc., 4.550%, 09/15/2028	11,112	0.0
8,000	Globe Life, Inc., 4.800%, 06/15/2032	8,069	0.0
47,000	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	46,775	0.0
43,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	43,109	0.0
51,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	51,273	0.0
18,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	19,142	0.0
58,000 (3)	Goldman Sachs Group, Inc., 1.431%, 03/09/2027	57,707	0.0
53,000 (3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	52,086	0.0
82,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	80,632	0.0
48,000 (3)	Goldman Sachs Group, Inc., 1.992%, 01/27/2032	42,687	0.0
77,000 (3)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	68,989	0.0
38,000	Goldman Sachs Group, Inc., 2.600%, 02/07/2030	35,722	0.0
72,000 (3)	Goldman Sachs Group, Inc., 2.615%, 04/22/2032	65,675	0.0
58,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	57,114	0.0
58,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	52,373	0.0
28,000 (3)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	20,551	0.0
77,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	70,958	0.0
42,000 (3)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	32,556	0.0
36,000 (3)	Goldman Sachs Group, Inc., 3.436%, 02/24/2043	28,222	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
53,000	Goldman Sachs Group, Inc., 3.500%, 11/16/2026	$52,830	0.0
62,000 (3)	Goldman Sachs Group, Inc., 3.615%, 03/15/2028	61,670	0.0
48,000 (3)	Goldman Sachs Group, Inc., 3.691%, 06/05/2028	47,759	0.0
48,000	Goldman Sachs Group, Inc., 3.800%, 03/15/2030	47,259	0.0
48,000 (3)	Goldman Sachs Group, Inc., 3.814%, 04/23/2029	47,735	0.0
58,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	57,962	0.0
48,000 (3)	Goldman Sachs Group, Inc., 4.017%, 10/31/2038	43,183	0.0
67,000 (3)	Goldman Sachs Group, Inc., 4.223%, 05/01/2029	67,197	0.0
13,000 (3)	Goldman Sachs Group, Inc., 4.387%, 06/15/2027	13,022	0.0
29,000 (3)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	26,855	0.0
48,000 (3)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	48,345	0.0
38,000 (3)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	38,529	0.0
34,000	Goldman Sachs Group, Inc., 4.750%, 10/21/2045	30,838	0.0
67,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	67,382	0.0
48,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	49,192	0.0
38,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	35,719	0.0
58,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	59,613	0.0
48,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	50,157	0.0
77,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	77,878	0.0
48,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	51,050	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
15,000	Goldman Sachs Group, Inc., 5.950%, 01/15/2027	$15,311	0.0
20,000	Goldman Sachs Group, Inc., 6.125%, 02/15/2033	21,889	0.0
48,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	52,620	0.0
13,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	14,288	0.0
53,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	56,227	0.0
24,000 (3)	Goldman Sachs Group, Inc., 6.561%, 10/24/2034	26,758	0.0
105,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	117,297	0.0
34,000	Goldman Sachs Group, Inc., MTN, 4.800%, 07/08/2044	31,547	0.0
24,000 (2)(4)	Goldman Sachs Private Credit Corp., 5.875%, 01/31/2031	24,039	0.0
30,000 (2)	Golub Capital BDC, Inc., 6.000%, 07/15/2029	30,685	0.0
29,000	HA Sustainable Infrastructure Capital, Inc., 6.750%, 07/15/2035	30,365	0.0
12,000	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	11,483	0.0
12,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	7,692	0.0
16,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	11,883	0.0
6,000	Hartford Financial Services Group, Inc., 4.300%, 04/15/2043	5,174	0.0
10,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	8,479	0.0
6,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	6,482	0.0
8,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	8,549	0.0
16,000 (2)	Healthcare Realty Holdings L.P., 2.000%, 03/15/2031	14,054	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
13,000	Healthcare Realty Holdings L.P., 3.100%, 02/15/2030	$12,366	0.0
12,000	Healthcare Realty Holdings L.P., 3.500%, 08/01/2026	11,939	0.0
10,000	Healthcare Realty Holdings L.P., 3.750%, 07/01/2027	9,939	0.0
9,000	Healthpeak OP LLC, 1.350%, 02/01/2027	8,742	0.0
10,000	Healthpeak OP LLC, 2.125%, 12/01/2028	9,448	0.0
12,000	Healthpeak OP LLC, 2.875%, 01/15/2031	11,125	0.0
15,000	Healthpeak OP LLC, 3.000%, 01/15/2030	14,220	0.0
13,000	Healthpeak OP LLC, 3.250%, 07/15/2026	12,940	0.0
13,000	Healthpeak OP LLC, 3.500%, 07/15/2029	12,642	0.0
15,000	Healthpeak OP LLC, 5.250%, 12/15/2032	15,413	0.0
6,000	Healthpeak OP LLC, 6.750%, 02/01/2041	6,593	0.0
7,000	Highwoods Realty L.P., 2.600%, 02/01/2031	6,288	0.0
8,000	Highwoods Realty L.P., 3.050%, 02/15/2030	7,460	0.0
17,000	Highwoods Realty L.P., 3.875%, 03/01/2027	16,891	0.0
7,000	Highwoods Realty L.P., 4.125%, 03/15/2028	6,945	0.0
7,000	Highwoods Realty L.P., 4.200%, 04/15/2029	6,903	0.0
7,000	Highwoods Realty L.P., 7.650%, 02/01/2034	7,982	0.0
12,000	Host Hotels & Resorts L.P., 5.700%, 07/01/2034	12,432	0.0
13,000	Host Hotels & Resorts L.P. H, 3.375%, 12/15/2029	12,490	0.0
15,000	Host Hotels & Resorts L.P. I, 3.500%, 09/15/2030	14,316	0.0
9,000	Host Hotels & Resorts L.P. J, 2.900%, 12/15/2031	8,159	0.0
35,000 (2)	HPS Corporate Lending Fund, 5.950%, 04/14/2032	35,523	0.0
211,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	200,903	0.1
171,000 (3)	HSBC Holdings PLC, 4.583%, 06/19/2029	172,633	0.1
171,000 (3)	HSBC Holdings PLC, 6.000%, 12/31/2199	173,004	0.1
627,000	HSBC Holdings PLC, 6.500%, 09/15/2037	689,531	0.2

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
11,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	$9,561	0.0
15,000	Huntington Bancshares, Inc., 2.550%, 02/04/2030	14,006	0.0
15,000 (3)	Huntington Bancshares, Inc., 4.443%, 08/04/2028	15,086	0.0
8,000 (3)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	8,115	0.0
33,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	34,488	0.0
42,000 (3)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	44,095	0.0
307,000	ING Groep NV, 4.550%, 10/02/2028	311,076	0.1
35,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	29,855	0.0
25,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	16,452	0.0
90,000	Intercontinental Exchange, Inc., 3.000%, 09/15/2060	54,217	0.0
122,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	122,311	0.0
16,000 (2)	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	14,673	0.0
20,000	Intercontinental Exchange, Inc., 5.200%, 06/15/2062	18,352	0.0
56,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	54,383	0.0
10,000	Jackson Financial, Inc., 3.125%, 11/23/2031	9,114	0.0
10,000	Jackson Financial, Inc., 4.000%, 11/23/2051	7,017	0.0
8,000	Jackson Financial, Inc., 5.170%, 06/08/2027	8,106	0.0
7,000 (2)	Jackson Financial, Inc., 5.670%, 06/08/2032	7,278	0.0
24,000	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	23,683	0.0
44,000	Jefferies Financial Group, Inc., 6.500%, 01/20/2043	45,818	0.0
21,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	20,621	0.0
70,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	69,482	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
302,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	$268,427	0.1
202,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	197,057	0.1
33,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	23,770	0.0
171,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	169,924	0.1
403,000 (3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	380,298	0.1
268,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	210,656	0.1
87,000 (2)(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	61,725	0.0
202,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	200,202	0.1
151,000 (3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	150,198	0.1
202,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	201,597	0.1
151,000 (3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	135,639	0.1
202,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	202,407	0.1
202,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	203,563	0.1
60,000 (3)	JPMorgan Chase & Co., 4.323%, 04/26/2028	60,255	0.0
162,000 (3)	JPMorgan Chase & Co., 4.912%, 07/25/2033	165,082	0.1
50,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	50,532	0.0
478,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	498,783	0.1
171,000	KeyBank NA/Cleveland OH, BKNT, 3.400%, 05/20/2026	170,634	0.1
36,000 (2)(3)	KeyCorp, 6.401%, 03/06/2035	39,116	0.0
16,000	KeyCorp, MTN, 2.250%, 04/06/2027	15,644	0.0
15,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,167	0.0
15,000	KeyCorp, MTN, 4.100%, 04/30/2028	15,012	0.0
13,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	12,998	0.0
33,000	Kilroy Realty L.P., 2.500%, 11/15/2032	27,576	0.0
22,000	Kilroy Realty L.P., 4.250%, 08/15/2029	21,585	0.0
146,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	136,912	0.1
15,000	KKR & Co., Inc., 5.100%, 08/07/2035	15,008	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/2030	103,026	0.0

See Accompanying Notes to Financial Statements

159

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
178,000	Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/2026	$174,628	0.1
118,000 (2)	Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/2029	110,599	0.0
178,000	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	175,536	0.1
296,000 (2)	Kreditanstalt fuer Wiederaufbau, 3.000%, 05/20/2027	293,990	0.1
237,000	Kreditanstalt fuer Wiederaufbau, 3.875%, 06/15/2028	239,146	0.1
237,000 (2)	Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/2033	238,822	0.1
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.320%, 04/18/2036	76,322	0.0
118,000 (2)	Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/2034	120,449	0.0
118,000 (5)	Kreditanstalt fuer Wiederaufbau, 4.410%, 06/29/2037	71,822	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.750%, 10/29/2030	123,269	0.0
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,547,853	0.3
10,000	Lazard Group LLC, 4.375%, 03/11/2029	10,023	0.0
10,000	Lazard Group LLC, 4.500%, 09/19/2028	10,072	0.0
8,000	Lazard Group LLC, 6.000%, 03/15/2031	8,483	0.0
9,000	Legg Mason, Inc., 4.750%, 03/15/2026	9,008	0.0
11,000	Legg Mason, Inc., 5.625%, 01/15/2044	11,032	0.0
9,000 (2)	Lincoln National Corp., 3.050%, 01/15/2030	8,590	0.0
10,000	Lincoln National Corp., 3.400%, 01/15/2031	9,523	0.0
6,000	Lincoln National Corp., 3.400%, 03/01/2032	5,562	0.0
8,000	Lincoln National Corp., 3.625%, 12/12/2026	7,974	0.0
10,000	Lincoln National Corp., 3.800%, 03/01/2028	9,956	0.0
7,000	Lincoln National Corp., 5.852%, 03/15/2034	7,359	0.0
8,000	Lincoln National Corp., 6.300%, 10/09/2037	8,607	0.0
10,000	Lincoln National Corp., 7.000%, 06/15/2040	11,255	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
171,000 (2)(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	$169,717	0.1
56,000	Lloyds Banking Group PLC, 4.550%, 08/16/2028	56,734	0.0
171,000	Lloyds Banking Group PLC, 4.650%, 03/24/2026	171,218	0.1
70,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	66,299	0.0
216,000 (3)	Lloyds Banking Group PLC, 5.721%, 06/05/2030	226,484	0.1
86,000 (2)	Loews Corp., 3.750%, 04/01/2026	85,951	0.0
12,000	Loews Corp., 4.125%, 05/15/2043	10,245	0.0
10,000	LPL Holdings, Inc., 5.700%, 05/20/2027	10,198	0.0
30,000	LPL Holdings, Inc., 5.750%, 06/15/2035	30,898	0.0
10,000	LPL Holdings, Inc., 6.000%, 05/20/2034	10,546	0.0
15,000	LPL Holdings, Inc., 6.750%, 11/17/2028	16,014	0.0
96,000 (3)	M&T Bank Corp., 7.413%, 10/30/2029	104,272	0.0
42,000 (3)	M&T Bank Corp., MTN, 5.385%, 01/16/2036	42,694	0.0
44,000 (3)	Manulife Financial Corp., 4.061%, 02/24/2032	43,872	0.0
20,000	Manulife Financial Corp., 4.150%, 03/04/2026	20,004	0.0
11,000	Manulife Financial Corp., 5.375%, 03/04/2046	10,854	0.0
6,000	Markel Group, Inc., 3.350%, 09/17/2029	5,815	0.0
12,000	Markel Group, Inc., 3.450%, 05/07/2052	8,161	0.0
6,000	Markel Group, Inc., 3.500%, 11/01/2027	5,956	0.0
10,000	Markel Group, Inc., 4.150%, 09/17/2050	7,769	0.0
6,000	Markel Group, Inc., 4.300%, 11/01/2047	4,857	0.0
10,000	Markel Group, Inc., 5.000%, 04/05/2046	9,030	0.0
12,000	Markel Group, Inc., 5.000%, 05/20/2049	10,653	0.0
11,000	Markel Group, Inc., 6.000%, 05/16/2054	11,130	0.0
154,000 (2)	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	140,791	0.1

See Accompanying Notes to Financial Statements

160

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
79,000 (2)	Marsh & McLennan Cos., Inc., 2.900%, 12/15/2051	$50,327	0.0
10,000	Marsh & McLennan Cos., Inc., 4.750%, 03/15/2039	9,638	0.0
38,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	38,509	0.0
10,000	Marsh & McLennan Cos., Inc., 5.150%, 03/15/2034	10,348	0.0
10,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/2044	9,818	0.0
12,000 (2)	Marsh & McLennan Cos., Inc., 5.400%, 09/15/2033	12,611	0.0
14,000	Marsh & McLennan Cos., Inc., 5.400%, 03/15/2055	13,489	0.0
10,000	Marsh & McLennan Cos., Inc., 5.750%, 11/01/2032	10,734	0.0
6,000	Marsh & McLennan Cos., Inc., 5.875%, 08/01/2033	6,501	0.0
12,000	Mastercard, Inc., 1.900%, 03/15/2031	10,775	0.0
83,000 (2)	Mastercard, Inc., 2.950%, 03/15/2051	54,614	0.0
29,000	Mastercard, Inc., 3.350%, 03/26/2030	28,339	0.0
144,000	Mastercard, Inc., 3.500%, 02/26/2028	143,606	0.1
3,000	Mastercard, Inc., 3.800%, 11/21/2046	2,405	0.0
14,000	Mastercard, Inc., 4.350%, 01/15/2032	14,077	0.0
15,000	Mastercard, Inc., 4.875%, 05/09/2034	15,381	0.0
69,000	MetLife, Inc., 4.050%, 03/01/2045	57,120	0.0
44,000	MetLife, Inc., 4.125%, 08/13/2042	37,617	0.0
14,000	MetLife, Inc., 4.721%, 12/15/2044	12,629	0.0
20,000 (2)	MetLife, Inc., 5.000%, 07/15/2052	18,298	0.0
46,000	MetLife, Inc., 5.250%, 01/15/2054	43,826	0.0
61,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	53,533	0.0
123,000	Mitsubishi UFJ Financial Group, Inc., 3.287%, 07/25/2027	122,061	0.0
29,000	Mitsubishi UFJ Financial Group, Inc., 3.677%, 02/22/2027	28,956	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
183,000	Mitsubishi UFJ Financial Group, Inc., 3.741%, 03/07/2029	$181,562	0.1
159,000	Mitsubishi UFJ Financial Group, Inc., 3.961%, 03/02/2028	159,309	0.1
123,000	Mitsubishi UFJ Financial Group, Inc., 4.050%, 09/11/2028	123,535	0.0
76,000 (2)	Mitsubishi UFJ Financial Group, Inc., 4.153%, 03/07/2039	70,749	0.0
62,000	Mitsubishi UFJ Financial Group, Inc., 4.286%, 07/26/2038	58,672	0.0
224,000	Mizuho Financial Group, Inc., 3.170%, 09/11/2027	221,516	0.1
478,000 (3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	479,895	0.1
43,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	42,310	0.0
58,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	51,022	0.0
48,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	43,825	0.0
38,000 (3)	Morgan Stanley, 3.217%, 04/22/2042	29,797	0.0
58,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	57,619	0.0
38,000 (3)	Morgan Stanley, 3.971%, 07/22/2038	34,307	0.0
48,000	Morgan Stanley, 4.300%, 01/27/2045	41,567	0.0
19,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	17,886	0.0
58,000 (3)	Morgan Stanley, 4.654%, 10/18/2030	58,715	0.0
38,000 (3)	Morgan Stanley, 4.889%, 07/20/2033	38,560	0.0
43,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	44,099	0.0
48,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	49,005	0.0
43,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	44,169	0.0
38,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	38,678	0.0
62,000 (3)	Morgan Stanley, 5.320%, 07/19/2035	63,845	0.0
43,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	44,381	0.0
48,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	49,912	0.0
48,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	50,023	0.0
58,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	61,658	0.0

See Accompanying Notes to Financial Statements

161

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	$30,493	0.0
38,000 (3)	Morgan Stanley, 5.948%, 01/19/2038	40,000	0.0
43,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	44,687	0.0
58,000 (3)	Morgan Stanley, 6.342%, 10/18/2033	63,588	0.0
38,000	Morgan Stanley, 6.375%, 07/24/2042	42,347	0.0
38,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	40,284	0.0
38,000 (3)	Morgan Stanley, 6.627%, 11/01/2034	42,506	0.0
19,000	Morgan Stanley, 7.250%, 04/01/2032	21,892	0.0
67,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	59,552	0.0
67,000 (3)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	62,869	0.0
58,000 (3)	Morgan Stanley, GMTN, 3.772%, 01/24/2029	57,683	0.0
58,000 (3)	Morgan Stanley, GMTN, 4.431%, 01/23/2030	58,334	0.0
38,000 (3)	Morgan Stanley, GMTN, 5.597%, 03/24/2051	38,063	0.0
53,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	46,602	0.0
48,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	42,136	0.0
48,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	43,068	0.0
241,000 (3)	Morgan Stanley, MTN, 2.802%, 01/25/2052	154,023	0.1
58,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	56,373	0.0
43,000	Morgan Stanley, MTN, 4.375%, 01/22/2047	37,164	0.0
53,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	54,212	0.0
62,000 (3)	Morgan Stanley, MTN, 5.250%, 04/21/2034	63,852	0.0
48,000 (3)	Morgan Stanley, MTN, 5.424%, 07/21/2034	49,952	0.0
29,000 (3)	Morgan Stanley, MTN, 5.652%, 04/13/2028	29,579	0.0
13,000 (2)	Nasdaq, Inc., 1.650%, 01/15/2031	11,538	0.0
13,000	Nasdaq, Inc., 2.500%, 12/21/2040	9,270	0.0
10,000	Nasdaq, Inc., 3.850%, 06/30/2026	9,997	0.0
5,000	Nasdaq, Inc., 3.950%, 03/07/2052	3,850	0.0
13,000	Nasdaq, Inc., 5.350%, 06/28/2028	13,420	0.0
22,000	Nasdaq, Inc., 5.550%, 02/15/2034	23,111	0.0
15,000 (2)	Nasdaq, Inc., 5.950%, 08/15/2053	15,599	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
15,000	Nasdaq, Inc., 6.100%, 06/28/2063	$15,748	0.0
171,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	169,774	0.1
8,000	Nationwide Financial Services, Inc., 6.750%, 05/15/2087	8,014	0.0
202,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	199,502	0.1
171,000	NatWest Group PLC, 4.800%, 04/05/2026	171,437	0.1
233,000 (3)	NatWest Group PLC, 5.516%, 09/30/2028	239,096	0.1
20,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	21,159	0.0
8,000	NNN REIT, Inc., 2.500%, 04/15/2030	7,435	0.0
9,000 (2)	NNN REIT, Inc., 3.000%, 04/15/2052	5,650	0.0
6,000	NNN REIT, Inc., 3.100%, 04/15/2050	3,903	0.0
8,000	NNN REIT, Inc., 3.500%, 10/15/2027	7,936	0.0
9,000	NNN REIT, Inc., 3.500%, 04/15/2051	6,375	0.0
7,000	NNN REIT, Inc., 3.600%, 12/15/2026	6,974	0.0
8,000	NNN REIT, Inc., 4.300%, 10/15/2028	8,055	0.0
6,000	NNN REIT, Inc., 4.800%, 10/15/2048	5,281	0.0
10,000	NNN REIT, Inc., 5.600%, 10/15/2033	10,475	0.0
120,000	Nomura Holdings, Inc., 2.679%, 07/16/2030	111,077	0.0
119,000	Nomura Holdings, Inc., 5.842%, 01/18/2028	122,909	0.0
20,000	Northern Trust Corp., 1.950%, 05/01/2030	18,302	0.0
10,000	Northern Trust Corp., 3.150%, 05/03/2029	9,741	0.0
7,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	6,906	0.0
10,000	Northern Trust Corp., 3.650%, 08/03/2028	9,981	0.0
20,000	Northern Trust Corp., 4.000%, 05/10/2027	20,073	0.0
20,000	Northern Trust Corp., 6.125%, 11/02/2032	21,844	0.0
13,000	Old Republic International Corp., 3.850%, 06/11/2051	9,452	0.0
11,000	Old Republic International Corp., 3.875%, 08/26/2026	10,990	0.0
8,000	Old Republic International Corp., 5.750%, 03/28/2034	8,334	0.0

See Accompanying Notes to Financial Statements

162

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
14,000	Omega Healthcare Investors, Inc., 3.250%, 04/15/2033	$12,468	0.0
14,000	Omega Healthcare Investors, Inc., 3.375%, 02/01/2031	13,080	0.0
10,000	Omega Healthcare Investors, Inc., 3.625%, 10/01/2029	9,696	0.0
14,000	Omega Healthcare Investors, Inc., 4.500%, 04/01/2027	14,053	0.0
11,000	Omega Healthcare Investors, Inc., 4.750%, 01/15/2028	11,094	0.0
47,000	ORIX Corp., 2.250%, 03/09/2031	42,362	0.0
20,000	Phillips Edison Grocery Center Operating Partnership I L.P., 4.950%, 01/15/2035	19,788	0.0
17,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	14,628	0.0
6,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	5,513	0.0
8,000	Piedmont Operating Partnership L.P., 6.875%, 07/15/2029	8,502	0.0
151,000	PNC Bank NA, 3.100%, 10/25/2027	149,186	0.1
171,000	PNC Bank NA, 3.250%, 01/22/2028	169,195	0.1
202,000 (2)(3)	PNC Financial Services Group, Inc., 2.307%, 04/23/2032	182,313	0.1
40,000 (2)(3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	41,157	0.0
36,000 (2)(3)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	37,253	0.0
118,000 (3)	PNC Financial Services Group, Inc., 5.582%, 06/12/2029	122,413	0.0
117,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	106,748	0.0
10,000	Progressive Corp., 2.450%, 01/15/2027	9,858	0.0
10,000	Progressive Corp., 2.500%, 03/15/2027	9,849	0.0
10,000	Progressive Corp., 3.000%, 03/15/2032	9,244	0.0
10,000	Progressive Corp., 3.200%, 03/26/2030	9,683	0.0
8,000	Progressive Corp., 3.700%, 01/26/2045	6,314	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Progressive Corp., 3.950%, 03/26/2050	$7,864	0.0
11,000	Progressive Corp., 4.000%, 03/01/2029	11,028	0.0
15,000	Progressive Corp., 4.125%, 04/15/2047	12,449	0.0
12,000	Progressive Corp., 4.200%, 03/15/2048	10,001	0.0
7,000	Progressive Corp., 4.350%, 04/25/2044	6,089	0.0
10,000 (2)	Progressive Corp., 4.950%, 06/15/2033	10,268	0.0
8,000	Progressive Corp., 6.250%, 12/01/2032	8,860	0.0
6,000	Progressive Corp., 6.625%, 03/01/2029	6,472	0.0
202,000	Prologis L.P., 1.750%, 07/01/2030	182,111	0.1
10,000	Prologis L.P., 2.125%, 10/15/2050	5,392	0.0
14,000	Prologis L.P., 3.000%, 04/15/2050	9,276	0.0
7,000	Prologis L.P., 3.050%, 03/01/2050	4,715	0.0
151,000	Prologis L.P., 3.250%, 10/01/2026	150,429	0.1
20,000	Prologis L.P., 4.375%, 09/15/2048	16,839	0.0
7,000 (2)	Prologis L.P., 5.250%, 06/15/2053	6,680	0.0
9,000	Prologis L.P., 5.250%, 03/15/2054	8,558	0.0
16,000 (3)	Prudential Financial, Inc., 3.700%, 10/01/2050	14,936	0.0
18,000	Prudential Financial, Inc., 3.905%, 12/07/2047	14,193	0.0
21,000	Prudential Financial, Inc., 3.935%, 12/07/2049	16,277	0.0
15,000 (3)	Prudential Financial, Inc., 4.500%, 09/15/2047	14,860	0.0
20,000 (3)	Prudential Financial, Inc., 5.125%, 03/01/2052	19,842	0.0
20,000 (3)	Prudential Financial, Inc., 5.700%, 09/15/2048	20,272	0.0
24,000 (2)(3)	Prudential Financial, Inc., 6.000%, 09/01/2052	24,806	0.0
20,000 (3)	Prudential Financial, Inc., 6.500%, 03/15/2054	21,150	0.0
10,000 (3)	Prudential Financial, Inc., 6.750%, 03/01/2053	10,703	0.0

See Accompanying Notes to Financial Statements

163

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Prudential Financial, Inc., MTN, 1.500%, 03/10/2026	$9,954	0.0
10,000	Prudential Financial, Inc., MTN, 2.100%, 03/10/2030	9,290	0.0
10,000	Prudential Financial, Inc., MTN, 3.000%, 03/10/2040	7,812	0.0
8,000	Prudential Financial, Inc., MTN, 3.878%, 03/27/2028	7,999	0.0
20,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	16,635	0.0
8,000	Prudential Financial, Inc., MTN, 4.418%, 03/27/2048	6,747	0.0
15,000	Prudential Financial, Inc., MTN, 4.600%, 05/15/2044	13,435	0.0
15,000	Prudential Financial, Inc., MTN, 5.700%, 12/14/2036	15,919	0.0
8,000	Prudential Financial, Inc., MTN, 6.625%, 12/01/2037	9,133	0.0
7,000	Prudential Financial, Inc., MTN, 6.625%, 06/21/2040	8,001	0.0
8,000	Prudential Financial, Inc., MTNB, 5.750%, 07/15/2033	8,622	0.0
13,000	Public Storage Operating Co., 1.500%, 11/09/2026	12,746	0.0
65,000 (2)	Public Storage Operating Co., 1.850%, 05/01/2028	62,079	0.0
86,000	Public Storage Operating Co., 2.300%, 05/01/2031	77,878	0.0
10,000 (2)	Public Storage Operating Co., 3.094%, 09/15/2027	9,885	0.0
34,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	25,036	0.0
10,000	Raymond James Financial, Inc., 4.650%, 04/01/2030	10,187	0.0
16,000	Raymond James Financial, Inc., 4.950%, 07/15/2046	14,666	0.0
224,000	Realty Income Corp., 3.250%, 01/15/2031	213,582	0.1
85,000	Realty Income Corp., 4.125%, 10/15/2026	85,104	0.0
9,000	Regency Centers L.P., 2.950%, 09/15/2029	8,646	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
11,000	Regency Centers L.P., 3.600%, 02/01/2027	$10,956	0.0
12,000 (2)	Regency Centers L.P., 3.700%, 06/15/2030	11,777	0.0
6,000	Regency Centers L.P., 4.125%, 03/15/2028	6,016	0.0
9,000	Regency Centers L.P., 4.400%, 02/01/2047	7,731	0.0
6,000	Regency Centers L.P., 4.650%, 03/15/2049	5,239	0.0
8,000 (2)	Regency Centers L.P., 5.250%, 01/15/2034	8,229	0.0
12,000	Regions Financial Corp., 1.800%, 08/12/2028	11,365	0.0
19,000 (2)(3)	Regions Financial Corp., 5.502%, 09/06/2035	19,595	0.0
14,000 (3)	Regions Financial Corp., 5.722%, 06/06/2030	14,599	0.0
14,000	Regions Financial Corp., 7.375%, 12/10/2037	16,035	0.0
12,000	Reinsurance Group of America, Inc., 3.150%, 06/15/2030	11,363	0.0
12,000	Reinsurance Group of America, Inc., 3.900%, 05/15/2029	11,861	0.0
8,000	Reinsurance Group of America, Inc., 3.950%, 09/15/2026	8,000	0.0
13,000	Reinsurance Group of America, Inc., 5.750%, 09/15/2034	13,572	0.0
8,000	Reinsurance Group of America, Inc., 6.000%, 09/15/2033	8,540	0.0
17,000	RenaissanceRe Finance, Inc., 3.450%, 07/01/2027	16,850	0.0
8,000	RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	7,836	0.0
15,000	RenaissanceRe Holdings Ltd., 5.750%, 06/05/2033	15,694	0.0
36,000 (2)	Royal Bank of Canada, 1.200%, 04/27/2026	35,701	0.0
26,000	Royal Bank of Canada, 3.625%, 05/04/2027	25,985	0.0
22,000	Royal Bank of Canada, 3.875%, 05/04/2032	21,381	0.0
27,000 (2)	Royal Bank of Canada, GMTN, 0.875%, 01/20/2026	26,961	0.0
15,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	14,791	0.0

See Accompanying Notes to Financial Statements

164

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
19,000	Royal Bank of Canada, GMTN, 1.400%, 11/02/2026	$18,619	0.0
33,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	29,719	0.0
27,000	Royal Bank of Canada, GMTN, 4.240%, 08/03/2027	27,206	0.0
33,000	Royal Bank of Canada, GMTN, 4.650%, 01/27/2026	33,012	0.0
22,000	Royal Bank of Canada, GMTN, 4.875%, 01/12/2026	22,005	0.0
15,000	Royal Bank of Canada, GMTN, 4.900%, 01/12/2028	15,313	0.0
36,000	Royal Bank of Canada, GMTN, 5.000%, 02/01/2033	37,074	0.0
19,000	Royal Bank of Canada, GMTN, 5.000%, 05/02/2033	19,516	0.0
98,000	Royal Bank of Canada, GMTN, 5.150%, 02/01/2034	102,219	0.0
22,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	22,159	0.0
22,000	Royal Bank of Canada, GMTN, 5.200%, 08/01/2028	22,686	0.0
29,000	Royal Bank of Canada, MTN, 6.000%, 11/01/2027	30,128	0.0
10,000	Royal Bank of Canada, FXD, 2.050%, 01/21/2027	9,823	0.0
16,000	Sabra Health Care L.P., 3.200%, 12/01/2031	14,663	0.0
7,000	Sabra Health Care L.P., 3.900%, 10/15/2029	6,870	0.0
8,000 (2)	Safehold GL Holdings LLC, 2.800%, 06/15/2031	7,367	0.0
7,000 (2)	Safehold GL Holdings LLC, 2.850%, 01/15/2032	6,316	0.0
6,000	Safehold GL Holdings LLC, 6.100%, 04/01/2034	6,362	0.0
46,000 (2)(3)	Santander Holdings USA, Inc., 6.342%, 05/31/2035	49,344	0.0
377,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	370,679	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
9,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	$8,339	0.0
207,000	Simon Property Group L.P., 2.650%, 07/15/2030	193,971	0.1
82,000	Simon Property Group L.P., 3.250%, 09/13/2049	56,569	0.0
15,000	Simon Property Group L.P., 3.375%, 06/15/2027	14,898	0.0
11,000	Simon Property Group L.P., 4.250%, 10/01/2044	9,285	0.0
31,000 (2)	Sixth Street Lending Partners, 6.125%, 07/15/2030	31,831	0.0
151,000	State Street Corp., 2.200%, 03/03/2031	135,958	0.1
84,000 (3)	State Street Corp., 5.146%, 02/28/2036	86,002	0.0
8,000	STORE Capital Corp., 2.700%, 12/01/2031	7,079	0.0
7,000	Store Capital LLC, 2.750%, 11/18/2030	6,384	0.0
7,000	Store Capital LLC, 4.500%, 03/15/2028	7,024	0.0
7,000	Store Capital LLC, 4.625%, 03/15/2029	6,985	0.0
89,000	Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	80,520	0.0
46,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	45,687	0.0
260,000	Sumitomo Mitsui Financial Group, Inc., 2.930%, 09/17/2041	191,443	0.1
65,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	64,550	0.0
118,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 09/17/2029	113,570	0.0
53,000	Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/2027	52,553	0.0
123,000 (2)	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	122,191	0.0
89,000	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	88,614	0.0
53,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	52,608	0.0
30,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	29,991	0.0

See Accompanying Notes to Financial Statements

165

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
53,000	Sumitomo Mitsui Financial Group, Inc., 3.944%, 07/19/2028	$53,035	0.0
46,000	Sumitomo Mitsui Financial Group, Inc., 4.306%, 10/16/2028	46,484	0.0
19,000 (2)	Sumitomo Mitsui Financial Group, Inc., 6.184%, 07/13/2043	20,647	0.0
9,000	Sun Communities Operating L.P., 2.300%, 11/01/2028	8,568	0.0
15,000	Sun Communities Operating L.P., 2.700%, 07/15/2031	13,639	0.0
12,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	11,653	0.0
33,000	Synchrony Financial, 2.875%, 10/28/2031	29,655	0.0
15,000 (3)	Synchrony Financial, 5.935%, 08/02/2030	15,640	0.0
15,000 (3)	Synchrony Financial, 6.000%, 07/29/2036	15,439	0.0
37,000	Tanger Properties L.P., 3.125%, 09/01/2026	36,737	0.0
33,000 (3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	32,818	0.0
33,000	Toronto-Dominion Bank, 4.108%, 06/08/2027	33,111	0.0
43,000 (2)	Toronto-Dominion Bank, 4.456%, 06/08/2032	42,948	0.0
15,000	Toronto-Dominion Bank, 5.103%, 01/09/2026	15,002	0.0
27,000	Toronto-Dominion Bank, 5.156%, 01/10/2028	27,624	0.0
14,000	Toronto-Dominion Bank, GMTN, 2.450%, 01/12/2032	12,521	0.0
27,000	Toronto-Dominion Bank, MTN, 0.750%, 01/06/2026	26,991	0.0
27,000	Toronto-Dominion Bank, MTN, 1.200%, 06/03/2026	26,694	0.0
31,000	Toronto-Dominion Bank, MTN, 1.250%, 09/10/2026	30,461	0.0
19,000	Toronto-Dominion Bank, MTN, 2.000%, 09/10/2031	17,005	0.0
24,000	Toronto-Dominion Bank, MTN, 2.800%, 03/10/2027	23,704	0.0
78,000	Toronto-Dominion Bank, MTN, 3.200%, 03/10/2032	72,733	0.0
33,000	Toronto-Dominion Bank, MTN, 4.693%, 09/15/2027	33,456	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
27,000 (2)	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	$27,999	0.0
39,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	39,327	0.0
16,000	Toronto-Dominion Bank, FXD, 1.950%, 01/12/2027	15,707	0.0
17,000	TPG Operating Group II L.P., 5.375%, 01/15/2036	16,953	0.0
7,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	8,766	0.0
141,000	Travelers Cos., Inc., 2.550%, 04/27/2050	85,455	0.0
19,000	Travelers Cos., Inc., 4.000%, 05/30/2047	15,508	0.0
14,000	Truist Financial Corp., MTN, 1.125%, 08/03/2027	13,419	0.0
19,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	18,055	0.0
14,000	Truist Financial Corp., MTN, 1.950%, 06/05/2030	12,723	0.0
12,000 (2)	Truist Financial Corp., MTN, 3.875%, 03/19/2029	11,852	0.0
16,000 (3)	Truist Financial Corp., MTN, 4.123%, 06/06/2028	16,043	0.0
29,000 (3)	Truist Financial Corp., MTN, 4.873%, 01/26/2029	29,470	0.0
19,000 (3)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	19,114	0.0
29,000 (3)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	29,556	0.0
19,000 (3)	Truist Financial Corp., MTN, 5.153%, 08/05/2032	19,640	0.0
29,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	30,029	0.0
60,000 (3)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	63,146	0.0
34,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	36,190	0.0
29,000 (3)	Truist Financial Corp., MTN, 6.047%, 06/08/2027	29,237	0.0

See Accompanying Notes to Financial Statements

166

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
14,000 (2)(3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	$15,161	0.0
34,000 (3)	Truist Financial Corp., MTN, 7.161%, 10/30/2029	36,685	0.0
30,000	UDR, Inc., 3.000%, 08/15/2031	27,794	0.0
37,000	UDR, Inc., MTN, 3.200%, 01/15/2030	35,572	0.0
15,000	UDR, Inc., MTN, 4.400%, 01/26/2029	15,089	0.0
8,000	Unum Group, 4.000%, 06/15/2029	7,924	0.0
12,000	Unum Group, 4.125%, 06/15/2051	9,123	0.0
9,000	Unum Group, 4.500%, 12/15/2049	7,277	0.0
10,000	Unum Group, 5.750%, 08/15/2042	9,957	0.0
403,000	US Bancorp, MTN, MTN, 1.375%, 07/22/2030	357,098	0.1
111,000 (3)	US Bancorp, MTN, MTN, 2.215%, 01/27/2028	109,055	0.0
151,000 (2)	US Bancorp, X, 3.150%, 04/27/2027	149,891	0.1
10,000	Ventas Realty L.P., 2.500%, 09/01/2031	8,994	0.0
13,000	Ventas Realty L.P., 3.000%, 01/15/2030	12,393	0.0
9,000	Ventas Realty L.P., 3.250%, 10/15/2026	8,953	0.0
8,000	Ventas Realty L.P., 3.850%, 04/01/2027	7,984	0.0
13,000	Ventas Realty L.P., 4.000%, 03/01/2028	12,995	0.0
10,000 (2)	Ventas Realty L.P., 4.125%, 01/15/2026	9,999	0.0
6,000 (2)	Ventas Realty L.P., 4.375%, 02/01/2045	5,062	0.0
15,000	Ventas Realty L.P., 4.400%, 01/15/2029	15,083	0.0
10,000	Ventas Realty L.P., 4.750%, 11/15/2030	10,157	0.0
10,000	Ventas Realty L.P., 5.625%, 07/01/2034	10,480	0.0
17,000	Ventas Realty L.P., 5.700%, 09/30/2043	17,117	0.0
105,000 (2)	VICI Properties L.P., 5.125%, 05/15/2032	105,761	0.0
17,000	VICI Properties L.P., 5.625%, 05/15/2052	15,910	0.0
46,000	Visa, Inc., 2.050%, 04/15/2030	42,660	0.0
25,000 (2)	Visa, Inc., 2.700%, 04/15/2040	19,275	0.0
9,000	Visa, Inc., 2.750%, 09/15/2027	8,897	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
99,000	Visa, Inc., 4.300%, 12/14/2045	$86,481	0.0
7,000	W R Berkley Corp., 3.150%, 09/30/2061	4,146	0.0
8,000	W R Berkley Corp., 3.550%, 03/30/2052	5,618	0.0
10,000	W R Berkley Corp., 4.000%, 05/12/2050	7,653	0.0
7,000	W R Berkley Corp., 4.750%, 08/01/2044	6,298	0.0
19,000	Wachovia Corp., 5.500%, 08/01/2035	19,590	0.0
7,000 (3)	Wachovia Corp., 7.574%, 08/01/2026	7,136	0.0
82,000	Wells Fargo & Co., 3.000%, 10/23/2026	81,416	0.0
81,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	62,876	0.0
46,000	Wells Fargo & Co., 3.900%, 05/01/2045	37,334	0.0
10,000	Wells Fargo & Co., 5.375%, 02/07/2035	10,540	0.0
43,000	Wells Fargo & Co., 5.375%, 11/02/2043	41,780	0.0
56,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	58,282	0.0
56,000	Wells Fargo & Co., 5.606%, 01/15/2044	55,563	0.0
12,000	Wells Fargo & Co., 5.950%, 12/01/2086	12,573	0.0
48,000	Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	48,205	0.0
47,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	42,331	0.0
62,000 (3)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	60,598	0.0
58,000 (3)	Wells Fargo & Co., MTN, 2.572%, 02/11/2031	54,192	0.0
30,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	28,549	0.0
58,000 (3)	Wells Fargo & Co., MTN, 3.196%, 06/17/2027	57,774	0.0
77,000 (3)	Wells Fargo & Co., MTN, 3.350%, 03/02/2033	71,890	0.0
77,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	76,514	0.0
58,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	57,637	0.0
58,000	Wells Fargo & Co., MTN, 4.150%, 01/24/2029	58,143	0.0

See Accompanying Notes to Financial Statements

167

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
46,000	Wells Fargo & Co., MTN, 4.400%, 06/14/2046	$38,529	0.0
48,000 (3)	Wells Fargo & Co., MTN, 4.478%, 04/04/2031	48,329	0.0
158,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	136,056	0.1
46,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	40,391	0.0
46,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	40,444	0.0
58,000 (3)	Wells Fargo & Co., MTN, 4.808%, 07/25/2028	58,656	0.0
82,000 (3)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	83,299	0.0
99,000 (3)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	90,542	0.0
81,000 (3)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	84,967	0.0
50,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	51,817	0.0
17,000	Wells Fargo & Co. B, 7.950%, 11/15/2029	19,023	0.0
135,000	Welltower OP LLC, 2.800%, 06/01/2031	125,140	0.1
171,000	Western Union Co., 1.350%, 03/15/2026	169,940	0.1
31,000	Westpac Banking Corp., 1.150%, 06/03/2026	30,652	0.0
27,000	Westpac Banking Corp., 1.953%, 11/20/2028	25,624	0.0
22,000	Westpac Banking Corp., 2.150%, 06/03/2031	19,882	0.0
15,000	Westpac Banking Corp., 2.650%, 01/16/2030	14,253	0.0
33,000 (2)(3)	Westpac Banking Corp., 2.668%, 11/15/2035	29,908	0.0
22,000	Westpac Banking Corp., 2.700%, 08/19/2026	21,849	0.0
33,000	Westpac Banking Corp., 2.850%, 05/13/2026	32,881	0.0
22,000	Westpac Banking Corp., 2.963%, 11/16/2040	16,784	0.0
27,000 (3)	Westpac Banking Corp., 3.020%, 11/18/2036	24,393	0.0
22,000 (2)	Westpac Banking Corp., 3.133%, 11/18/2041	16,702	0.0
22,000	Westpac Banking Corp., 3.350%, 03/08/2027	21,926	0.0
22,000	Westpac Banking Corp., 3.400%, 01/25/2028	21,840	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
22,000 (2)	Westpac Banking Corp., 4.043%, 08/26/2027	$22,127	0.0
27,000 (2)(3)	Westpac Banking Corp., 4.110%, 07/24/2034	26,585	0.0
22,000	Westpac Banking Corp., 4.421%, 07/24/2039	20,449	0.0
22,000 (3)	Westpac Banking Corp., 5.405%, 08/10/2033	22,756	0.0
27,000	Westpac Banking Corp., 5.457%, 11/18/2027	27,854	0.0
33,000 (3)	Westpac Banking Corp., GMTN, 4.322%, 11/23/2031	32,982	0.0
65,000	Weyerhaeuser Co., 7.375%, 03/15/2032	74,075	0.0
98,000	Willis North America, Inc., 5.350%, 05/15/2033	101,106	0.0
30,000	WP Carey, Inc., 5.375%, 06/30/2034	31,056	0.0
		45,789,918	9.4
	Industrial: 2.0%
126,000	3M Co., 2.875%, 10/15/2027	123,972	0.1
69,000	3M Co., MTN, 3.875%, 06/15/2044	55,856	0.0
23,000	3M Co., MTN, 4.000%, 09/14/2048	18,164	0.0
8,000	ABB Finance USA, Inc., 3.800%, 04/03/2028	8,040	0.0
12,000	ABB Finance USA, Inc., 4.375%, 05/08/2042	10,711	0.0
8,000	AGCO Corp., 5.450%, 03/21/2027	8,112	0.0
14,000	AGCO Corp., 5.800%, 03/21/2034	14,661	0.0
8,000	Allegion PLC, 3.500%, 10/01/2029	7,812	0.0
8,000	Allegion US Holding Co., Inc., 3.550%, 10/01/2027	7,934	0.0
12,000	Allegion US Holding Co., Inc., 5.411%, 07/01/2032	12,527	0.0
8,000	Allegion US Holding Co., Inc., 5.600%, 05/29/2034	8,375	0.0
12,000	Amcor Finance USA, Inc., 3.625%, 04/28/2026	11,978	0.0
10,000	Amcor Finance USA, Inc., 4.500%, 05/15/2028	10,068	0.0
10,000	Amcor Finance USA, Inc., 5.625%, 05/26/2033	10,445	0.0
10,000	Amcor Flexibles North America, Inc., 2.630%, 06/19/2030	9,285	0.0

See Accompanying Notes to Financial Statements

168

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
16,000 (2)	Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	$14,654	0.0
23,000 (2)	Amcor Flexibles North America, Inc., 5.500%, 03/17/2035	23,772	0.0
15,000	Amphenol Corp., 2.200%, 09/15/2031	13,405	0.0
18,000	Amphenol Corp., 2.800%, 02/15/2030	17,109	0.0
10,000	Amphenol Corp., 4.350%, 06/01/2029	10,101	0.0
7,000 (2)	Amphenol Corp., 4.750%, 03/30/2026	7,014	0.0
16,000 (2)	Amphenol Corp., 5.000%, 01/15/2035	16,333	0.0
9,000	Amphenol Corp., 5.050%, 04/05/2027	9,129	0.0
9,000	Amphenol Corp., 5.050%, 04/05/2029	9,265	0.0
12,000	Amphenol Corp., 5.250%, 04/05/2034	12,504	0.0
57,000	Amphenol Corp., 5.300%, 11/15/2055	54,493	0.0
8,000	Amphenol Corp., 5.375%, 11/15/2054	7,784	0.0
35,000	Amrize Finance US LLC, 5.400%, 04/07/2035	36,113	0.0
10,000	Arrow Electronics, Inc., 2.950%, 02/15/2032	8,945	0.0
10,000	Arrow Electronics, Inc., 3.875%, 01/12/2028	9,936	0.0
10,000	Arrow Electronics, Inc., 5.875%, 04/10/2034	10,461	0.0
6,000	Avnet, Inc., 3.000%, 05/15/2031	5,428	0.0
11,000	Avnet, Inc., 4.625%, 04/15/2026	10,996	0.0
17,000	Avnet, Inc., 5.500%, 06/01/2032	17,271	0.0
10,000	Avnet, Inc., 6.250%, 03/15/2028	10,360	0.0
30,000	Berry Global, Inc., 1.570%, 01/15/2026	29,970	0.0
8,000	Berry Global, Inc., 1.650%, 01/15/2027	7,792	0.0
10,000	Berry Global, Inc., 5.500%, 04/15/2028	10,303	0.0
16,000	Berry Global, Inc., 5.650%, 01/15/2034	16,680	0.0
16,000	Berry Global, Inc., 5.800%, 06/15/2031	16,898	0.0
8,000	Boeing Co., 2.250%, 06/15/2026	7,931	0.0
20,000	Boeing Co., 2.700%, 02/01/2027	19,718	0.0
105,000	Boeing Co., 2.800%, 03/01/2027	103,460	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
15,000	Boeing Co., 2.950%, 02/01/2030	$14,218	0.0
20,000	Boeing Co., 3.200%, 03/01/2029	19,397	0.0
22,000	Boeing Co., 3.250%, 02/01/2028	21,643	0.0
7,000	Boeing Co., 3.250%, 03/01/2028	6,876	0.0
15,000	Boeing Co., 3.250%, 02/01/2035	13,166	0.0
7,000	Boeing Co., 3.450%, 11/01/2028	6,863	0.0
8,000	Boeing Co., 3.500%, 03/01/2039	6,553	0.0
7,000	Boeing Co., 3.550%, 03/01/2038	5,913	0.0
120,000	Boeing Co., 3.600%, 05/01/2034	109,247	0.0
28,000	Boeing Co., 3.625%, 02/01/2031	26,911	0.0
82,000	Boeing Co., 3.825%, 03/01/2059	56,999	0.0
20,000	Boeing Co., 3.950%, 08/01/2059	14,215	0.0
123,000	Boeing Co., 5.040%, 05/01/2027	124,313	0.1
91,000	Boeing Co., 5.150%, 05/01/2030	93,535	0.0
142,000	Boeing Co., 5.705%, 05/01/2040	145,082	0.1
9,000	Boeing Co., 5.875%, 02/15/2040	9,276	0.0
71,000	Boeing Co., 5.930%, 05/01/2060	69,713	0.0
8,000	Boeing Co., 6.125%, 02/15/2033	8,620	0.0
6,000	Boeing Co., 6.625%, 02/15/2038	6,706	0.0
10,000	Boeing Co., 6.875%, 03/15/2039	11,285	0.0
61,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	38,466	0.0
14,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	9,680	0.0
128,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	113,733	0.0
137,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	129,048	0.1
11,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/2037	12,220	0.0
14,000	Canadian National Railway Co., 2.450%, 05/01/2050	8,339	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
53,000	Canadian National Railway Co., 3.850%, 08/05/2032	$51,460	0.0
34,000	Canadian National Railway Co., 4.450%, 01/20/2049	29,151	0.0
28,000	Canadian National Railway Co., 6.375%, 11/15/2037	31,379	0.0
123,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	122,290	0.1
56,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	51,578	0.0
11,000	Carlisle Cos., Inc., 2.200%, 03/01/2032	9,619	0.0
15,000 (2)	Carlisle Cos., Inc., 2.750%, 03/01/2030	14,159	0.0
12,000	Carlisle Cos., Inc., 3.750%, 12/01/2027	11,945	0.0
12,000	Carlisle Cos., Inc., 5.550%, 09/15/2040	12,170	0.0
18,000	Carrier Global Corp., 2.493%, 02/15/2027	17,716	0.0
15,000 (2)	Carrier Global Corp., 2.700%, 02/15/2031	13,914	0.0
40,000	Carrier Global Corp., 2.722%, 02/15/2030	37,676	0.0
30,000 (2)	Carrier Global Corp., 3.377%, 04/05/2040	24,269	0.0
14,000	Carrier Global Corp., 3.577%, 04/05/2050	10,324	0.0
17,000	Carrier Global Corp., 5.900%, 03/15/2034	18,244	0.0
10,000 (2)	Carrier Global Corp., 6.200%, 03/15/2054	10,821	0.0
69,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	68,436	0.0
171,000	Caterpillar Financial Services Corp., MTN, 1.700%, 01/08/2027	167,690	0.1
69,000 (2)	Caterpillar, Inc., 1.900%, 03/12/2031	62,169	0.0
20,000	Caterpillar, Inc., 2.600%, 04/09/2030	18,932	0.0
16,000	Caterpillar, Inc., 3.250%, 04/09/2050	11,460	0.0
86,000	Caterpillar, Inc., 3.803%, 08/15/2042	72,405	0.0
17,000	Caterpillar, Inc., 4.750%, 05/15/2064	15,028	0.0
12,000	CNH Industrial Capital LLC, 1.450%, 07/15/2026	11,826	0.0
10,000	CNH Industrial Capital LLC, 1.875%, 01/15/2026	9,992	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
12,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	$12,084	0.0
12,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	12,267	0.0
10,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	10,327	0.0
10,000	CNH Industrial NV, MTN, 3.850%, 11/15/2027	9,971	0.0
57,000	CRH America Finance, Inc., 5.600%, 02/09/2056	56,221	0.0
84,000	CSX Corp., 4.100%, 03/15/2044	70,428	0.0
172,000	CSX Corp., 4.400%, 03/01/2043	151,575	0.1
73,000	Deere & Co., 2.875%, 09/07/2049	49,302	0.0
17,000	Dover Corp., 2.950%, 11/04/2029	16,275	0.0
6,000	Dover Corp., 5.375%, 10/15/2035	6,288	0.0
7,000	Dover Corp., 5.375%, 03/01/2041	7,057	0.0
20,000	Eagle Materials, Inc., 5.000%, 03/15/2036	19,602	0.0
14,000	Eaton Corp., 3.103%, 09/15/2027	13,862	0.0
6,000	Eaton Corp., 3.915%, 09/15/2047	4,821	0.0
14,000	Eaton Corp., 4.000%, 11/02/2032	13,730	0.0
26,000 (2)	Eaton Corp., 4.150%, 03/15/2033	25,603	0.0
20,000	Eaton Corp., 4.150%, 11/02/2042	17,325	0.0
10,000	Eaton Corp., 4.350%, 05/18/2028	10,120	0.0
14,000	Eaton Corp., 4.700%, 08/23/2052	12,525	0.0
138,000	Emerson Electric Co., 1.950%, 10/15/2030	125,341	0.1
14,000	FedEx Corp., 2.400%, 05/15/2031	12,723	0.0
86,000	FedEx Corp., 3.250%, 05/15/2041	64,683	0.0
69,000	FedEx Corp., 3.400%, 02/15/2028	68,033	0.0
69,000	FedEx Corp., 4.750%, 11/15/2045	59,737	0.0
22,000	Flex Ltd., 5.375%, 11/13/2035	22,020	0.0
18,000	Fortive Corp., 3.150%, 06/15/2026	17,932	0.0
11,000	Fortive Corp., 4.300%, 06/15/2046	9,114	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
14,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	$13,464	0.0
9,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	8,631	0.0
9,000	Fortune Brands Innovations, Inc., 4.500%, 03/25/2052	7,291	0.0
12,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	12,712	0.0
171,000	GATX Corp., 1.900%, 06/01/2031	150,139	0.1
66,000	General Dynamics Corp., 3.600%, 11/15/2042	53,766	0.0
84,000	General Electric Co., 4.350%, 05/01/2050	71,754	0.0
12,000	HEICO Corp., 5.250%, 08/01/2028	12,339	0.0
12,000	HEICO Corp., 5.350%, 08/01/2033	12,465	0.0
20,000 (2)	Honeywell International, Inc., 1.100%, 03/01/2027	19,397	0.0
30,000 (2)	Honeywell International, Inc., 1.750%, 09/01/2031	26,253	0.0
20,000	Honeywell International, Inc., 1.950%, 06/01/2030	18,264	0.0
30,000	Honeywell International, Inc., 2.500%, 11/01/2026	29,685	0.0
15,000	Honeywell International, Inc., 2.700%, 08/15/2029	14,335	0.0
9,000	Honeywell International, Inc., 3.812%, 11/21/2047	7,057	0.0
15,000 (2)	Honeywell International, Inc., 4.250%, 01/15/2029	15,125	0.0
20,000	Honeywell International, Inc., 4.500%, 01/15/2034	19,829	0.0
23,000	Honeywell International, Inc., 4.650%, 07/30/2027	23,309	0.0
20,000 (2)	Honeywell International, Inc., 4.700%, 02/01/2030	20,447	0.0
13,000 (2)	Honeywell International, Inc., 4.750%, 02/01/2032	13,267	0.0
10,000	Honeywell International, Inc., 4.875%, 09/01/2029	10,288	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
10,000	Honeywell International, Inc., 4.950%, 02/15/2028	$10,214	0.0
10,000	Honeywell International, Inc., 4.950%, 09/01/2031	10,340	0.0
22,000	Honeywell International, Inc., 5.000%, 02/15/2033	22,670	0.0
29,000 (2)	Honeywell International, Inc., 5.000%, 03/01/2035	29,551	0.0
30,000	Honeywell International, Inc., 5.250%, 03/01/2054	28,373	0.0
8,000	Honeywell International, Inc., 5.375%, 03/01/2041	8,288	0.0
9,000	Honeywell International, Inc., 5.700%, 03/15/2036	9,586	0.0
9,000	Honeywell International, Inc., 5.700%, 03/15/2037	9,558	0.0
14,000 (2)	Howmet Aerospace, Inc., 3.000%, 01/15/2029	13,585	0.0
12,000	Howmet Aerospace, Inc., 5.950%, 02/01/2037	12,988	0.0
6,000	Howmet Aerospace, Inc., 6.750%, 01/15/2028	6,318	0.0
42,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	41,553	0.0
41,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	34,728	0.0
15,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	15,510	0.0
14,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	14,230	0.0
10,000	Ingersoll Rand, Inc., 5.314%, 06/15/2031	10,474	0.0
10,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	10,340	0.0
15,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	15,620	0.0
20,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	21,199	0.0
12,000 (2)	Ingersoll Rand, Inc., 5.700%, 06/15/2054	12,094	0.0
171,000	Jabil, Inc., 1.700%, 04/15/2026	169,834	0.1
10,000	Jacobs Engineering Group, Inc., 5.900%, 03/01/2033	10,558	0.0
12,000	Jacobs Engineering Group, Inc., 6.350%, 08/18/2028	12,633	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
15,000	John Deere Capital Corp., 4.500%, 01/08/2027	$15,118	0.0
18,000	John Deere Capital Corp., MTN, 0.700%, 01/15/2026	17,978	0.0
11,000 (2)	John Deere Capital Corp., MTN, 1.050%, 06/17/2026	10,866	0.0
8,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	7,850	0.0
171,000	John Deere Capital Corp., MTN, 1.500%, 03/06/2028	163,047	0.1
10,000	John Deere Capital Corp., MTN, 1.700%, 01/11/2027	9,796	0.0
10,000	John Deere Capital Corp., MTN, 1.750%, 03/09/2027	9,772	0.0
9,000	John Deere Capital Corp., MTN, 2.250%, 09/14/2026	8,905	0.0
10,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	9,842	0.0
10,000 (2)	John Deere Capital Corp., MTN, 2.650%, 06/10/2026	9,952	0.0
10,000	John Deere Capital Corp., MTN, 2.800%, 09/08/2027	9,846	0.0
8,000	John Deere Capital Corp., MTN, 3.050%, 01/06/2028	7,901	0.0
202,000	John Deere Capital Corp., MTN, 3.450%, 03/07/2029	199,404	0.1
18,000	John Deere Capital Corp., MTN, 4.150%, 09/15/2027	18,154	0.0
12,000	John Deere Capital Corp., MTN, 4.750%, 06/08/2026	12,050	0.0
22,000	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	22,429	0.0
24,000	John Deere Capital Corp., MTN, 4.800%, 01/09/2026	24,005	0.0
11,000	John Deere Capital Corp., MTN, 4.850%, 03/05/2027	11,145	0.0
105,000	John Deere Capital Corp., MTN, 4.900%, 03/03/2028	107,544	0.0
71,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	72,924	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
11,000	John Deere Capital Corp., MTN, 5.150%, 09/08/2026	$11,102	0.0
9,000	John Deere Capital Corp. MTN, 4.950%, 03/06/2026	9,018	0.0
11,000	John Deere Capital Corp., FXD, 5.050%, 03/03/2026	11,022	0.0
52,000	Johnson Controls International PLC, 4.625%, 07/02/2044	46,378	0.0
25,000	Keysight Technologies, Inc., 4.950%, 10/15/2034	25,248	0.0
13,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	11,493	0.0
8,000	L3Harris Technologies, Inc., 2.900%, 12/15/2029	7,604	0.0
11,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	10,991	0.0
36,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	36,286	0.0
8,000	L3Harris Technologies, Inc., 4.854%, 04/27/2035	8,002	0.0
15,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	15,427	0.0
10,000	L3Harris Technologies, Inc., 5.054%, 04/27/2045	9,584	0.0
15,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	15,620	0.0
15,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	15,534	0.0
25,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	25,369	0.0
26,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	27,089	0.0
10,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	9,930	0.0
6,000	L3Harris Technologies, Inc., 6.150%, 12/15/2040	6,553	0.0
10,000	Lockheed Martin Corp., 2.800%, 06/15/2050	6,364	0.0
13,000	Lockheed Martin Corp., 4.300%, 06/15/2062	10,267	0.0
171,000	Lockheed Martin Corp., 4.500%, 05/15/2036	168,102	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
130,000	Lockheed Martin Corp., 4.700%, 05/15/2046	$117,996	0.1
18,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	16,267	0.0
37,000	Martin Marietta Materials, Inc., 3.200%, 07/15/2051	25,012	0.0
6,000	Martin Marietta Materials, Inc., 3.450%, 06/01/2027	5,968	0.0
10,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	9,928	0.0
12,000	Martin Marietta Materials, Inc., 4.250%, 12/15/2047	9,960	0.0
10,000	Martin Marietta Materials, Inc. CB, 2.500%, 03/15/2030	9,340	0.0
12,000	Masco Corp., 1.500%, 02/15/2028	11,369	0.0
51,000	Masco Corp., 2.000%, 02/15/2031	45,180	0.0
16,000	Nordson Corp., 5.800%, 09/15/2033	16,958	0.0
144,000	Norfolk Southern Corp., 3.950%, 10/01/2042	119,897	0.1
11,000	Norfolk Southern Corp., 4.100%, 05/15/2121	7,661	0.0
86,000	Norfolk Southern Corp., 4.800%, 08/15/2043	77,555	0.0
21,000	Northrop Grumman Corp., 3.850%, 04/15/2045	16,851	0.0
164,000	Northrop Grumman Corp., 4.030%, 10/15/2047	131,835	0.1
6,000	nVent Finance Sarl, 2.750%, 11/15/2031	5,416	0.0
10,000	nVent Finance Sarl, 4.550%, 04/15/2028	10,066	0.0
10,000	nVent Finance Sarl, 5.650%, 05/15/2033	10,433	0.0
41,000	Otis Worldwide Corp., 2.293%, 04/05/2027	40,188	0.0
47,000	Otis Worldwide Corp., 3.112%, 02/15/2040	36,967	0.0
8,000	Owens Corning, 3.400%, 08/15/2026	7,964	0.0
6,000	Owens Corning, 3.875%, 06/01/2030	5,900	0.0
9,000	Owens Corning, 3.950%, 08/15/2029	8,938	0.0
12,000	Owens Corning, 4.300%, 07/15/2047	9,813	0.0
8,000	Owens Corning, 4.400%, 01/30/2048	6,587	0.0
48,000 (2)	Owens Corning, 5.700%, 06/15/2034	50,502	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
8,000	Owens Corning, 7.000%, 12/01/2036	$9,083	0.0
10,000	Packaging Corp. of America, 3.000%, 12/15/2029	9,571	0.0
14,000	Packaging Corp. of America, 3.050%, 10/01/2051	9,154	0.0
10,000	Packaging Corp. of America, 3.400%, 12/15/2027	9,909	0.0
8,000	Packaging Corp. of America, 4.050%, 12/15/2049	6,378	0.0
8,000	Packaging Corp. of America, 5.700%, 12/01/2033	8,461	0.0
14,000	Parker-Hannifin Corp., 3.250%, 03/01/2027	13,906	0.0
20,000	Parker-Hannifin Corp., 3.250%, 06/14/2029	19,466	0.0
16,000	Parker-Hannifin Corp., 4.000%, 06/14/2049	12,907	0.0
12,000	Parker-Hannifin Corp., 4.100%, 03/01/2047	9,895	0.0
24,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	24,158	0.0
20,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	20,286	0.0
10,000 (2)	Parker-Hannifin Corp., MTN, 4.200%, 11/21/2034	9,718	0.0
10,000	Parker-Hannifin Corp., MTN, 4.450%, 11/21/2044	8,810	0.0
7,000	Parker-Hannifin Corp., MTN, 6.250%, 05/15/2038	7,736	0.0
10,000	Precision Castparts Corp., 3.900%, 01/15/2043	8,360	0.0
7,000	Precision Castparts Corp., 4.375%, 06/15/2045	6,111	0.0
109,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	102,602	0.0
171,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	155,067	0.1
22,000	Regal Rexnord Corp., 6.050%, 02/15/2026	22,044	0.0
24,000	Regal Rexnord Corp., 6.050%, 04/15/2028	24,838	0.0
20,000	Regal Rexnord Corp., 6.300%, 02/15/2030	21,205	0.0
25,000	Regal Rexnord Corp., 6.400%, 04/15/2033	26,905	0.0
171,000	Republic Services, Inc., 2.300%, 03/01/2030	159,129	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
16,000	Republic Services, Inc., 3.050%, 03/01/2050	$10,890	0.0
11,000	Republic Services, Inc., 5.700%, 05/15/2041	11,561	0.0
9,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	7,896	0.0
9,000	Rockwell Automation, Inc., 2.800%, 08/15/2061	5,209	0.0
9,000	Rockwell Automation, Inc., 3.500%, 03/01/2029	8,861	0.0
12,000	Rockwell Automation, Inc., 4.200%, 03/01/2049	10,014	0.0
17,000	RTX Corp., 2.820%, 09/01/2051	10,614	0.0
122,000	RTX Corp., 4.150%, 05/15/2045	102,234	0.0
2,000	RTX Corp., 4.625%, 11/16/2048	1,749	0.0
21,000	Ryder System, Inc., 6.600%, 12/01/2033	23,422	0.0
86,000	Ryder System, Inc., MTN, 1.750%, 09/01/2026	84,729	0.0
92,000	Ryder System, Inc., MTN, 2.900%, 12/01/2026	91,135	0.0
10,000	Snap-on, Inc., 3.100%, 05/01/2050	6,820	0.0
17,000	Snap-on, Inc., 3.250%, 03/01/2027	16,880	0.0
8,000	Snap-on, Inc., 4.100%, 03/01/2048	6,588	0.0
6,000	Sonoco Products Co., 2.250%, 02/01/2027	5,888	0.0
10,000	Sonoco Products Co., 2.850%, 02/01/2032	9,022	0.0
12,000	Sonoco Products Co., 3.125%, 05/01/2030	11,369	0.0
11,000	Sonoco Products Co., 5.750%, 11/01/2040	11,121	0.0
121,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	110,914	0.0
14,000	TD Synnex Corp., 1.750%, 08/09/2026	13,795	0.0
12,000	TD Synnex Corp., 2.375%, 08/09/2028	11,432	0.0
10,000	TD Synnex Corp., 2.650%, 08/09/2031	9,004	0.0
12,000	TD Synnex Corp., 6.100%, 04/12/2034	12,686	0.0
9,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	8,943	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
14,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	$13,466	0.0
21,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	19,445	0.0
48,000	Textron, Inc., 2.450%, 03/15/2031	43,583	0.0
52,000	Trane Technologies Financing Ltd., 4.500%, 03/21/2049	44,774	0.0
12,000	Trimble, Inc., 4.900%, 06/15/2028	12,178	0.0
16,000	Trimble, Inc., 6.100%, 03/15/2033	17,235	0.0
22,000	Tyco Electronics Group SA, 7.125%, 10/01/2037	25,917	0.0
17,000	Union Pacific Corp., 2.950%, 03/10/2052	10,861	0.0
275,000	Union Pacific Corp., 2.973%, 09/16/2062	161,536	0.1
86,000	Union Pacific Corp., 3.375%, 02/01/2035	77,730	0.0
39,000	Union Pacific Corp., 3.799%, 10/01/2051	29,436	0.0
23,000	Union Pacific Corp., 3.799%, 04/06/2071	15,829	0.0
202,000	United Parcel Service, Inc., 3.050%, 11/15/2027	199,846	0.1
10,000	United Parcel Service, Inc., 3.400%, 11/15/2046	7,439	0.0
14,000 (2)	United Parcel Service, Inc., 3.400%, 09/01/2049	9,979	0.0
8,000	United Parcel Service, Inc., 3.625%, 10/01/2042	6,432	0.0
23,000	United Parcel Service, Inc., 3.750%, 11/15/2047	17,799	0.0
15,000	United Parcel Service, Inc., 4.250%, 03/15/2049	12,411	0.0
10,000	United Parcel Service, Inc., 4.875%, 11/15/2040	9,643	0.0
22,000	United Parcel Service, Inc., 5.050%, 03/03/2053	20,249	0.0
10,000 (2)	United Parcel Service, Inc., 5.200%, 04/01/2040	10,096	0.0
25,000	United Parcel Service, Inc., 5.300%, 04/01/2050	23,938	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
66,000	United Parcel Service, Inc., 5.600%, 05/22/2064	$63,777	0.0
7,000	United Parcel Service, Inc., 6.200%, 01/15/2038	7,721	0.0
9,000	Valmont Industries, Inc., 5.000%, 10/01/2044	8,304	0.0
6,000	Valmont Industries, Inc., 5.250%, 10/01/2054	5,584	0.0
14,000	Veralto Corp., 5.350%, 09/18/2028	14,439	0.0
14,000	Veralto Corp., 5.450%, 09/18/2033	14,617	0.0
14,000	Veralto Corp., 5.500%, 09/18/2026	14,123	0.0
74,000	Vulcan Materials Co., 3.500%, 06/01/2030	71,777	0.0
21,000	Vulcan Materials Co., 5.700%, 12/01/2054	20,954	0.0
13,000	Waste Connections, Inc., 2.200%, 01/15/2032	11,500	0.0
12,000	Waste Connections, Inc., 2.600%, 02/01/2030	11,326	0.0
17,000	Waste Connections, Inc., 2.950%, 01/15/2052	11,017	0.0
10,000	Waste Connections, Inc., 3.050%, 04/01/2050	6,721	0.0
10,000	Waste Connections, Inc., 3.200%, 06/01/2032	9,332	0.0
10,000	Waste Connections, Inc., 3.500%, 05/01/2029	9,849	0.0
15,000	Waste Connections, Inc., 4.200%, 01/15/2033	14,719	0.0
10,000	Waste Connections, Inc., 4.250%, 12/01/2028	10,072	0.0
15,000	Waste Connections, Inc., 5.000%, 03/01/2034	15,333	0.0
10,000	Waste Management, Inc., 1.150%, 03/15/2028	9,438	0.0
19,000	Waste Management, Inc., 1.500%, 03/15/2031	16,603	0.0
9,000	Waste Management, Inc., 2.000%, 06/01/2029	8,428	0.0
9,000	Waste Management, Inc., 2.950%, 06/01/2041	6,859	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
14,000	Waste Management, Inc., 3.150%, 11/15/2027	$13,845	0.0
8,000	Waste Management, Inc., 4.100%, 03/01/2045	6,769	0.0
19,000	Waste Management, Inc., 4.150%, 04/15/2032	18,836	0.0
13,000	Waste Management, Inc., 4.150%, 07/15/2049	10,781	0.0
19,000	Waste Management, Inc., 4.500%, 03/15/2028	19,268	0.0
14,000	Waste Management, Inc., 4.625%, 02/15/2030	14,269	0.0
10,000	Waste Management, Inc., 4.625%, 02/15/2033	10,159	0.0
13,000 (2)	Waste Management, Inc., 4.650%, 03/15/2030	13,258	0.0
14,000	Waste Management, Inc., 4.800%, 03/15/2032	14,335	0.0
14,000	Waste Management, Inc., 4.875%, 02/15/2029	14,366	0.0
24,000	Waste Management, Inc., 4.875%, 02/15/2034	24,630	0.0
14,000	Waste Management, Inc., 4.950%, 07/03/2027	14,242	0.0
14,000	Waste Management, Inc., 4.950%, 07/03/2031	14,508	0.0
29,000	Waste Management, Inc., 4.950%, 03/15/2035	29,468	0.0
21,000	Waste Management, Inc., 5.350%, 10/15/2054	20,473	0.0
15,000	Westinghouse Air Brake Technologies Corp., 3.450%, 11/15/2026	14,930	0.0
25,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	25,321	0.0
10,000	Westinghouse Air Brake Technologies Corp., 5.611%, 03/11/2034	10,506	0.0
100,000	WRKCo, Inc., 3.000%, 06/15/2033	89,326	0.0
80,000 (2)	WRKCo, Inc., 4.900%, 03/15/2029	81,533	0.0
10,000	Xylem, Inc., 1.950%, 01/30/2028	9,601	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
10,000	Xylem, Inc., 2.250%, 01/30/2031	$9,088	0.0
10,000 (2)	Xylem, Inc., 3.250%, 11/01/2026	9,948	0.0
8,000	Xylem, Inc., 4.375%, 11/01/2046	6,798	0.0
		9,818,572	2.0

	Technology: 1.7%
21,000	Accenture Capital, Inc., 3.900%, 10/04/2027	21,093	0.0
23,000	Accenture Capital, Inc., 4.050%, 10/04/2029	23,095	0.0
23,000	Accenture Capital, Inc., 4.250%, 10/04/2031	23,027	0.0
29,000	Accenture Capital, Inc., 4.500%, 10/04/2034	28,612	0.0
171,000	Adobe, Inc., 2.150%, 02/01/2027	168,219	0.1
22,000	Adobe, Inc., 5.300%, 01/17/2035	23,187	0.0
10,000 (2)	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	9,813	0.0
10,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	8,522	0.0
15,000	Analog Devices, Inc., 1.700%, 10/01/2028	14,164	0.0
20,000 (2)	Analog Devices, Inc., 2.100%, 10/01/2031	17,775	0.0
15,000	Analog Devices, Inc., 2.800%, 10/01/2041	11,072	0.0
20,000	Analog Devices, Inc., 2.950%, 10/01/2051	13,024	0.0
9,000	Analog Devices, Inc., 3.450%, 06/15/2027	8,957	0.0
18,000	Analog Devices, Inc., 3.500%, 12/05/2026	17,956	0.0
11,000	Analog Devices, Inc., 5.050%, 04/01/2034	11,371	0.0
7,000	Analog Devices, Inc., 5.300%, 12/15/2045	6,831	0.0
11,000	Analog Devices, Inc., 5.300%, 04/01/2054	10,597	0.0
44,000	Apple, Inc., 1.200%, 02/08/2028	41,873	0.0
30,000	Apple, Inc., 1.650%, 05/11/2030	27,296	0.0
151,000 (2)	Apple, Inc., 2.375%, 02/08/2041	109,026	0.1
202,000	Apple, Inc., 2.650%, 05/11/2050	126,513	0.1
164,000	Apple, Inc., 2.650%, 02/08/2051	101,572	0.1
39,000	Apple, Inc., 3.350%, 02/09/2027	38,890	0.0
171,000	Apple, Inc., 3.450%, 02/09/2045	132,734	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
100,000	Apple, Inc., 4.450%, 05/06/2044	$92,073	0.0
15,000	Applied Materials, Inc., 1.750%, 06/01/2030	13,586	0.0
15,000	Applied Materials, Inc., 2.750%, 06/01/2050	9,665	0.0
24,000	Applied Materials, Inc., 3.300%, 04/01/2027	23,887	0.0
20,000	Applied Materials, Inc., 4.350%, 04/01/2047	17,272	0.0
10,000 (2)	Applied Materials, Inc., 5.100%, 10/01/2035	10,313	0.0
12,000	Applied Materials, Inc., 5.850%, 06/15/2041	12,771	0.0
10,000	Atlassian Corp., 5.250%, 05/15/2029	10,292	0.0
10,000	Atlassian Corp., 5.500%, 05/15/2034	10,352	0.0
20,000	Autodesk, Inc., 2.400%, 12/15/2031	17,784	0.0
10,000	Autodesk, Inc., 2.850%, 01/15/2030	9,477	0.0
10,000	Autodesk, Inc., 3.500%, 06/15/2027	9,942	0.0
21,000	Booz Allen Hamilton, Inc., 5.950%, 04/15/2035	21,772	0.0
15,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	14,878	0.0
14,000 (2)	Broadcom, Inc., 1.950%, 02/15/2028	13,443	0.0
56,000	Broadcom, Inc., 2.450%, 02/15/2031	51,247	0.0
36,000	Broadcom, Inc., 2.600%, 02/15/2033	31,764	0.0
66,000 (4)	Broadcom, Inc., 3.137%, 11/15/2035	56,862	0.0
56,000 (4)	Broadcom, Inc., 3.187%, 11/15/2036	47,514	0.0
46,000	Broadcom, Inc., 3.419%, 04/15/2033	42,594	0.0
61,000	Broadcom, Inc., 3.500%, 02/15/2041	49,672	0.0
123,000	Broadcom, Inc., 3.750%, 02/15/2051	92,886	0.0
21,000	Broadcom, Inc., 4.110%, 09/15/2028	21,065	0.0
17,000	Broadcom, Inc., 4.150%, 02/15/2028	17,066	0.0
32,000	Broadcom, Inc., 4.300%, 11/15/2032	31,584	0.0
29,000	Broadcom, Inc., 4.750%, 04/15/2029	29,553	0.0
181,000 (4)	Broadcom, Inc., 4.926%, 05/15/2037	178,725	0.1
20,000	Broadridge Financial Solutions, Inc., 2.600%, 05/01/2031	18,185	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
15,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	$14,243	0.0
10,000	Broadridge Financial Solutions, Inc., 3.400%, 06/27/2026	9,964	0.0
10,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	10,062	0.0
19,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	19,102	0.0
19,000	Cadence Design Systems, Inc., 4.700%, 09/10/2034	19,005	0.0
126,000	CDW LLC / CDW Finance Corp., 2.670%, 12/01/2026	124,369	0.1
21,000	CDW LLC / CDW Finance Corp., 5.550%, 08/22/2034	21,416	0.0
117,000	Concentrix Corp., 6.650%, 08/02/2026	118,163	0.1
20,000	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	15,220	0.0
72,000 (2)	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	49,095	0.0
35,000	Dell International LLC / EMC Corp., 4.900%, 10/01/2026	35,168	0.0
20,000	Dell International LLC / EMC Corp., 5.250%, 02/01/2028	20,466	0.0
35,000	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	36,134	0.0
20,000 (2)	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	20,582	0.0
20,000	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	21,090	0.0
10,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	10,045	0.0
10,000	Dell International LLC / EMC Corp., 6.100%, 07/15/2027	10,280	0.0
15,000	Dell International LLC / EMC Corp., 6.200%, 07/15/2030	16,040	0.0
20,000	Dell International LLC / EMC Corp., 8.100%, 07/15/2036	24,254	0.0
13,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	16,507	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
8,000	Dell, Inc., 6.500%, 04/15/2038	$8,613	0.0
6,000	Dell, Inc., 7.100%, 04/15/2028	6,378	0.0
15,000	Electronic Arts, Inc., 1.850%, 02/15/2031	14,427	0.0
15,000 (2)	Electronic Arts, Inc., 2.950%, 02/15/2051	13,864	0.0
8,000	Electronic Arts, Inc., 4.800%, 03/01/2026	8,000	0.0
171,000 (2)	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	170,182	0.1
83,000 (2)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	78,872	0.0
12,000	Fidelity National Information Services, Inc., 4.500%, 08/15/2046	10,021	0.0
30,000	Fiserv, Inc., 2.250%, 06/01/2027	29,217	0.0
339,000	Fiserv, Inc., 2.650%, 06/01/2030	312,731	0.1
15,000 (2)	Hewlett Packard Enterprise Co., 1.750%, 04/01/2026	14,904	0.0
37,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	36,688	0.0
11,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	11,280	0.0
38,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	35,233	0.0
15,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,231	0.0
30,000 (2)	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	30,796	0.0
11,000	HP, Inc., 1.450%, 06/17/2026	10,875	0.0
20,000	HP, Inc., 2.650%, 06/17/2031	18,062	0.0
20,000	HP, Inc., 3.000%, 06/17/2027	19,702	0.0
10,000 (2)	HP, Inc., 3.400%, 06/17/2030	9,579	0.0
20,000	HP, Inc., 4.000%, 04/15/2029	19,794	0.0
14,000	HP, Inc., 4.200%, 04/15/2032	13,592	0.0
18,000	HP, Inc., 4.750%, 01/15/2028	18,212	0.0
22,000 (2)	HP, Inc., 5.500%, 01/15/2033	22,709	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
24,000 (2)	HP, Inc., 6.000%, 09/15/2041	$24,243	0.0
35,000	Intel Corp., 2.450%, 11/15/2029	32,676	0.0
25,000 (2)	Intel Corp., 3.050%, 08/12/2051	15,385	0.0
202,000	Intel Corp., 3.150%, 05/11/2027	199,652	0.1
136,000	Intel Corp., 3.250%, 11/15/2049	86,982	0.0
93,000	Intel Corp., 3.734%, 12/08/2047	66,427	0.0
25,000	Intel Corp., 4.100%, 05/19/2046	19,187	0.0
20,000	Intel Corp., 4.100%, 05/11/2047	15,175	0.0
46,000	Intel Corp., 4.750%, 03/25/2050	37,567	0.0
36,000	Intel Corp., 4.875%, 02/10/2028	36,517	0.0
20,000	Intel Corp., 4.950%, 03/25/2060	16,308	0.0
18,000	Intel Corp., 5.050%, 08/05/2062	14,630	0.0
15,000 (2)	Intel Corp., 5.200%, 02/10/2033	15,288	0.0
23,000 (2)	Intel Corp., 5.600%, 02/21/2054	21,249	0.0
20,000	Intel Corp., 5.625%, 02/10/2043	19,226	0.0
40,000	Intel Corp., 5.700%, 02/10/2053	37,279	0.0
54,000 (2)	International Business Machines Corp., 1.950%, 05/15/2030	49,262	0.0
202,000	International Business Machines Corp., 2.850%, 05/15/2040	152,875	0.1
64,000	International Business Machines Corp., 3.450%, 02/19/2026	63,957	0.0
96,000	International Business Machines Corp., 7.125%, 12/01/2096	114,140	0.1
34,000	Intuit, Inc., 5.500%, 09/15/2053	33,619	0.0
27,000 (2)	KLA Corp., 4.950%, 07/15/2052	24,519	0.0
40,000	KLA Corp., 5.250%, 07/15/2062	37,286	0.0
13,000 (2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	12,791	0.0
9,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	8,637	0.0
13,000	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	11,872	0.0
11,000	Kyndryl Holdings, Inc., 4.100%, 10/15/2041	8,757	0.0
10,000 (2)	Kyndryl Holdings, Inc., 6.350%, 02/20/2034	10,607	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
151,000	Lam Research Corp., 4.000%, 03/15/2029	$151,095	0.1
20,000	Leidos, Inc., 2.300%, 02/15/2031	18,020	0.0
15,000	Leidos, Inc., 4.375%, 05/15/2030	14,987	0.0
15,000	Leidos, Inc., 5.750%, 03/15/2033	15,902	0.0
10,000	Marvell Technology, Inc., 1.650%, 04/15/2026	9,934	0.0
15,000	Marvell Technology, Inc., 2.450%, 04/15/2028	14,457	0.0
15,000	Marvell Technology, Inc., 2.950%, 04/15/2031	13,903	0.0
10,000	Marvell Technology, Inc., 4.875%, 06/22/2028	10,178	0.0
10,000	Marvell Technology, Inc., 5.750%, 02/15/2029	10,431	0.0
10,000	Marvell Technology, Inc., 5.950%, 09/15/2033	10,697	0.0
41,000	Microchip Technology, Inc., 5.050%, 02/15/2030	41,850	0.0
20,000	Micron Technology, Inc., 2.703%, 04/15/2032	17,945	0.0
10,000	Micron Technology, Inc., 3.366%, 11/01/2041	7,671	0.0
31,000	Micron Technology, Inc., 3.477%, 11/01/2051	21,853	0.0
17,000	Micron Technology, Inc., 4.663%, 02/15/2030	17,202	0.0
20,000	Micron Technology, Inc., 5.300%, 01/15/2031	20,739	0.0
14,000	Micron Technology, Inc., 5.327%, 02/06/2029	14,440	0.0
15,000	Micron Technology, Inc., 5.875%, 02/09/2033	15,987	0.0
18,000	Micron Technology, Inc., 5.875%, 09/15/2033	19,124	0.0
171,000	Microsoft Corp., 2.525%, 06/01/2050	104,546	0.1
23,000	Microsoft Corp., 2.675%, 06/01/2060	13,273	0.0
202,000	Microsoft Corp., 2.921%, 03/17/2052	132,496	0.1
85,000	Microsoft Corp., 3.041%, 03/17/2062	53,030	0.0
86,000	Microsoft Corp., 3.500%, 02/12/2035	81,101	0.0
21,000	MSCI, Inc., 5.250%, 09/01/2035	21,146	0.0
27,000 (2)	NetApp, Inc., 5.700%, 03/17/2035	28,336	0.0

See Accompanying Notes to Financial Statements

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
25,000	NVIDIA Corp., 1.550%, 06/15/2028	$23,772	0.0
47,000	NVIDIA Corp., 2.850%, 04/01/2030	44,924	0.0
20,000	NVIDIA Corp., 3.200%, 09/16/2026	19,928	0.0
18,000	NVIDIA Corp., 3.500%, 04/01/2040	15,227	0.0
34,000	NVIDIA Corp., 3.500%, 04/01/2050	25,202	0.0
10,000	NVIDIA Corp., 3.700%, 04/01/2060	7,316	0.0
10,000 (2)	NXP BV / NXP Funding LLC, 5.550%, 12/01/2028	10,369	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	18,110	0.0
21,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.650%, 02/15/2032	18,886	0.0
10,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	7,331	0.0
21,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	13,935	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	19,293	0.0
49,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	49,118	0.0
22,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	22,391	0.0
53,000	Oracle Corp., 1.650%, 03/25/2026	52,670	0.0
38,000	Oracle Corp., 2.300%, 03/25/2028	36,244	0.0
58,000	Oracle Corp., 2.650%, 07/15/2026	57,535	0.0
43,000	Oracle Corp., 2.800%, 04/01/2027	42,165	0.0
62,000	Oracle Corp., 2.875%, 03/25/2031	55,735	0.0
62,000	Oracle Corp., 2.950%, 04/01/2030	57,258	0.0
53,000	Oracle Corp., 3.250%, 11/15/2027	51,886	0.0
10,000	Oracle Corp., 3.250%, 05/15/2030	9,322	0.0
58,000	Oracle Corp., 3.600%, 04/01/2040	43,052	0.0
77,000	Oracle Corp., 3.600%, 04/01/2050	48,017	0.0
43,000	Oracle Corp., 3.650%, 03/25/2041	31,395	0.0
34,000	Oracle Corp., 3.800%, 11/15/2037	27,472	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
24,000	Oracle Corp., 3.850%, 07/15/2036	$20,086	0.0
273,000	Oracle Corp., 3.850%, 04/01/2060	166,983	0.1
24,000	Oracle Corp., 3.900%, 05/15/2035	20,698	0.0
62,000	Oracle Corp., 3.950%, 03/25/2051	40,833	0.0
58,000	Oracle Corp., 4.000%, 07/15/2046	40,250	0.0
43,000	Oracle Corp., 4.000%, 11/15/2047	29,553	0.0
29,000	Oracle Corp., 4.100%, 03/25/2061	18,706	0.0
38,000	Oracle Corp., 4.125%, 05/15/2045	27,385	0.0
29,000 (2)	Oracle Corp., 4.200%, 09/27/2029	28,457	0.0
34,000	Oracle Corp., 4.300%, 07/08/2034	30,759	0.0
24,000	Oracle Corp., 4.375%, 05/15/2055	16,587	0.0
14,000	Oracle Corp., 4.500%, 05/06/2028	14,000	0.0
19,000	Oracle Corp., 4.500%, 07/08/2044	14,592	0.0
14,000	Oracle Corp., 4.650%, 05/06/2030	13,882	0.0
34,000	Oracle Corp., 4.700%, 09/27/2034	31,540	0.0
29,000 (2)	Oracle Corp., 4.900%, 02/06/2033	27,918	0.0
43,000	Oracle Corp., 5.375%, 07/15/2040	38,520	0.0
34,000	Oracle Corp., 5.375%, 09/27/2054	27,519	0.0
24,000	Oracle Corp., 5.500%, 09/27/2064	19,174	0.0
43,000	Oracle Corp., 5.550%, 02/06/2053	35,722	0.0
24,000	Oracle Corp., 6.125%, 07/08/2039	23,553	0.0
24,000	Oracle Corp., 6.150%, 11/09/2029	25,066	0.0
43,000	Oracle Corp., 6.250%, 11/09/2032	44,848	0.0
24,000	Oracle Corp., 6.500%, 04/15/2038	24,492	0.0
48,000	Oracle Corp., 6.900%, 11/09/2052	47,461	0.0
55,000 (2)	Paychex, Inc., 5.600%, 04/15/2035	57,631	0.0
109,000	Qualcomm, Inc., 2.150%, 05/20/2030	100,431	0.0
82,000	Qualcomm, Inc., 4.650%, 05/20/2035	82,425	0.0
62,000	Qualcomm, Inc., 4.800%, 05/20/2045	56,807	0.0

See Accompanying Notes to Financial Statements

179

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
14,000	Roper Technologies, Inc., 1.400%, 09/15/2027	$13,414	0.0
20,000	Roper Technologies, Inc., 1.750%, 02/15/2031	17,554	0.0
12,000	Roper Technologies, Inc., 2.000%, 06/30/2030	10,873	0.0
14,000	Roper Technologies, Inc., 2.950%, 09/15/2029	13,407	0.0
14,000	Roper Technologies, Inc., 3.800%, 12/15/2026	13,978	0.0
16,000	Roper Technologies, Inc., 4.200%, 09/15/2028	16,050	0.0
45,000	Roper Technologies, Inc., 5.100%, 09/15/2035	45,360	0.0
14,000	Salesforce, Inc., 1.950%, 07/15/2031	12,456	0.0
25,000	Salesforce, Inc., 2.700%, 07/15/2041	18,145	0.0
40,000	Salesforce, Inc., 2.900%, 07/15/2051	25,421	0.0
25,000	Salesforce, Inc., 3.050%, 07/15/2061	15,154	0.0
29,000 (2)	Salesforce, Inc., 3.700%, 04/11/2028	29,012	0.0
30,000	ServiceNow, Inc., 1.400%, 09/01/2030	26,446	0.0
75,000	Synopsys, Inc., 5.700%, 04/01/2055	74,479	0.0
75,000	Take-Two Interactive Software, Inc., 4.950%, 03/28/2028	76,469	0.0
10,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	9,255	0.0
10,000	Texas Instruments, Inc., 1.125%, 09/15/2026	9,824	0.0
15,000	Texas Instruments, Inc., 1.750%, 05/04/2030	13,668	0.0
10,000	Texas Instruments, Inc., 1.900%, 09/15/2031	8,884	0.0
15,000	Texas Instruments, Inc., 2.250%, 09/04/2029	14,139	0.0
10,000 (2)	Texas Instruments, Inc., 2.900%, 11/03/2027	9,905	0.0
8,000	Texas Instruments, Inc., 3.650%, 08/16/2032	7,701	0.0
15,000	Texas Instruments, Inc., 3.875%, 03/15/2039	13,400	0.0
6,000	Texas Instruments, Inc., 4.100%, 08/16/2052	4,795	0.0
30,000	Texas Instruments, Inc., 4.150%, 05/15/2048	24,785	0.0
13,000	Texas Instruments, Inc., 4.600%, 02/08/2027	13,117	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
14,000	Texas Instruments, Inc., 4.600%, 02/15/2028	$14,231	0.0
13,000	Texas Instruments, Inc., 4.600%, 02/08/2029	13,284	0.0
12,000	Texas Instruments, Inc., 4.850%, 02/08/2034	12,310	0.0
19,000	Texas Instruments, Inc., 4.900%, 03/14/2033	19,610	0.0
13,000	Texas Instruments, Inc., 5.000%, 03/14/2053	11,932	0.0
27,000	Texas Instruments, Inc., 5.050%, 05/18/2063	24,235	0.0
15,000 (2)	Texas Instruments, Inc., 5.150%, 02/08/2054	14,196	0.0
42,000	TSMC Arizona Corp., 4.125%, 04/22/2029	42,142	0.0
15,000	VMware LLC, 1.800%, 08/15/2028	14,200	0.0
30,000	VMware LLC, 2.200%, 08/15/2031	26,670	0.0
25,000	VMware LLC, 3.900%, 08/21/2027	25,026	0.0
15,000	VMware LLC, 4.700%, 05/15/2030	15,244	0.0
38,000	VMware, Inc., 1.400%, 08/15/2026	37,448	0.0
20,000	Workday, Inc., 3.500%, 04/01/2027	19,891	0.0
15,000	Workday, Inc., 3.700%, 04/01/2029	14,792	0.0
25,000	Workday, Inc., 3.800%, 04/01/2032	23,928	0.0
15,000	Xilinx, Inc., 2.375%, 06/01/2030	13,960	0.0
		8,374,287	1.7
	Utilities: 2.3%
16,000	AES Corp., 1.375%, 01/15/2026	15,982	0.0
20,000	AES Corp., 2.450%, 01/15/2031	18,144	0.0
18,000	AES Corp., 5.450%, 06/01/2028	18,424	0.0
227,000	Alabama Power Co., 3.000%, 03/15/2052	147,740	0.1
9,000	Ameren Corp., 1.750%, 03/15/2028	8,564	0.0
10,000	Ameren Corp., 1.950%, 03/15/2027	9,766	0.0
16,000	Ameren Corp., 3.500%, 01/15/2031	15,409	0.0
7,000	Ameren Corp., 3.650%, 02/15/2026	6,993	0.0
14,000	Ameren Corp., 5.000%, 01/15/2029	14,317	0.0
12,000 (2)	Ameren Corp., 5.700%, 12/01/2026	12,168	0.0
8,000	Ameren Illinois Co., 1.550%, 11/15/2030	7,077	0.0

See Accompanying Notes to Financial Statements

180

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Ameren Illinois Co., 2.900%, 06/15/2051	$4,450	0.0
6,000	Ameren Illinois Co., 3.250%, 03/15/2050	4,137	0.0
10,000	Ameren Illinois Co., 3.700%, 12/01/2047	7,665	0.0
9,000	Ameren Illinois Co., 3.800%, 05/15/2028	8,982	0.0
10,000	Ameren Illinois Co., 3.850%, 09/01/2032	9,609	0.0
10,000	Ameren Illinois Co., 4.150%, 03/15/2046	8,297	0.0
10,000	Ameren Illinois Co., 4.500%, 03/15/2049	8,558	0.0
10,000 (2)	Ameren Illinois Co., 4.950%, 06/01/2033	10,241	0.0
9,000	Ameren Illinois Co., 5.550%, 07/01/2054	8,896	0.0
7,000	Ameren Illinois Co., 5.900%, 12/01/2052	7,286	0.0
11,000	American Water Capital Corp., 2.300%, 06/01/2031	9,943	0.0
10,000	American Water Capital Corp., 2.800%, 05/01/2030	9,494	0.0
12,000	American Water Capital Corp., 2.950%, 09/01/2027	11,823	0.0
11,000	American Water Capital Corp., 3.250%, 06/01/2051	7,480	0.0
11,000	American Water Capital Corp., 3.450%, 06/01/2029	10,799	0.0
10,000	American Water Capital Corp., 3.450%, 05/01/2050	7,159	0.0
13,000	American Water Capital Corp., 3.750%, 09/01/2028	12,949	0.0
15,000	American Water Capital Corp., 3.750%, 09/01/2047	11,567	0.0
6,000	American Water Capital Corp., 4.000%, 12/01/2046	4,851	0.0
11,000	American Water Capital Corp., 4.150%, 06/01/2049	8,927	0.0
14,000	American Water Capital Corp., 4.200%, 09/01/2048	11,462	0.0
10,000	American Water Capital Corp., 4.300%, 12/01/2042	8,714	0.0
7,000	American Water Capital Corp., 4.300%, 09/01/2045	6,007	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
16,000 (2)	American Water Capital Corp., 4.450%, 06/01/2032	$16,019	0.0
14,000	American Water Capital Corp., 5.150%, 03/01/2034	14,424	0.0
12,000	American Water Capital Corp., 5.450%, 03/01/2054	11,682	0.0
15,000	American Water Capital Corp., 6.593%, 10/15/2037	17,010	0.0
119,000	Appalachian Power Co., 4.400%, 05/15/2044	100,317	0.0
151,000	Appalachian Power Co., 4.450%, 06/01/2045	126,506	0.1
8,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	6,589	0.0
17,000	Arizona Public Service Co., 2.650%, 09/15/2050	10,138	0.0
59,000	Arizona Public Service Co., 2.950%, 09/15/2027	58,110	0.0
78,000	Arizona Public Service Co., 3.350%, 05/15/2050	53,799	0.0
171,000	Atlantic City Electric Co., 2.300%, 03/15/2031	155,102	0.1
106,000	Atmos Energy Corp., 4.125%, 10/15/2044	89,586	0.0
21,000	Atmos Energy Corp., 4.125%, 03/15/2049	16,866	0.0
8,000	Avista Corp., 4.000%, 04/01/2052	6,000	0.0
8,000	Avista Corp., 4.350%, 06/01/2048	6,595	0.0
11,000 (4)	Basin Electric Power Cooperative, 5.850%, 10/15/2055	10,789	0.0
10,000 (2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	8,721	0.0
12,000	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	11,840	0.0
22,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/2030	21,641	0.0
15,000	Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	11,374	0.0
15,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050	12,015	0.0
20,000	Berkshire Hathaway Energy Co., 4.450%, 01/15/2049	16,726	0.0

See Accompanying Notes to Financial Statements

181

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
15,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/2045	$13,045	0.0
20,000	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	16,851	0.0
13,000	Berkshire Hathaway Energy Co., 5.150%, 11/15/2043	12,512	0.0
11,000	Berkshire Hathaway Energy Co., 5.950%, 05/15/2037	11,808	0.0
41,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	44,503	0.0
8,000	Black Hills Corp., 2.500%, 06/15/2030	7,426	0.0
8,000	Black Hills Corp., 3.050%, 10/15/2029	7,647	0.0
8,000	Black Hills Corp., 3.150%, 01/15/2027	7,925	0.0
6,000	Black Hills Corp., 3.875%, 10/15/2049	4,492	0.0
6,000	Black Hills Corp., 3.950%, 01/15/2026	5,999	0.0
6,000	Black Hills Corp., 4.200%, 09/15/2046	4,815	0.0
8,000	Black Hills Corp., 4.350%, 05/01/2033	7,728	0.0
7,000 (2)	Black Hills Corp., 5.950%, 03/15/2028	7,265	0.0
9,000	Black Hills Corp., 6.150%, 05/15/2034	9,659	0.0
151,000	CenterPoint Energy Houston Electric LLC AA, 3.000%, 02/01/2027	149,790	0.1
101,000	CenterPoint Energy Houston Electric LLC AD, 2.900%, 07/01/2050	65,458	0.0
8,000	CenterPoint Energy Houston Electric LLC AE, 2.350%, 04/01/2031	7,253	0.0
19,000	CenterPoint Energy Houston Electric LLC AF, 3.350%, 04/01/2051	13,419	0.0
10,000	CenterPoint Energy Houston Electric LLC AG, 3.000%, 03/01/2032	9,204	0.0
10,000	CenterPoint Energy Resources Corp., 4.400%, 07/01/2032	9,913	0.0
7,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	7,373	0.0
86,000	CMS Energy Corp., 4.875%, 03/01/2044	77,194	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
17,000	Commonwealth Edison Co. 131, 2.750%, 09/01/2051	$10,492	0.0
14,000	Connecticut Light and Power Co., 4.000%, 04/01/2048	11,189	0.0
10,000	Connecticut Light and Power Co., 4.300%, 04/15/2044	8,594	0.0
7,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	7,139	0.0
6,000	Connecticut Light and Power Co., 4.900%, 07/01/2033	6,098	0.0
10,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	9,493	0.0
9,000	Connecticut Light and Power Co. A, 2.050%, 07/01/2031	8,016	0.0
10,000	Connecticut Light and Power Co. A, 3.200%, 03/15/2027	9,918	0.0
7,000	Connecticut Light and Power Co. A, 4.150%, 06/01/2045	5,819	0.0
50,000	Consolidated Edison Co. of New York, Inc., 2.400%, 06/15/2031	45,725	0.0
17,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	14,839	0.0
110,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	94,931	0.0
111,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	93,794	0.0
37,000	Consolidated Edison Co. of New York, Inc. C, 3.000%, 12/01/2060	21,864	0.0
33,000	Consolidated Edison Co. of New York, Inc. C, 4.300%, 12/01/2056	26,157	0.0
15,000	Constellation Energy Generation LLC, 5.600%, 03/01/2028	15,483	0.0
16,000	Constellation Energy Generation LLC, 5.600%, 06/15/2042	16,070	0.0
7,000	Constellation Energy Generation LLC, 5.750%, 10/01/2041	7,164	0.0
2,000 (2)	Constellation Energy Generation LLC, 5.750%, 03/15/2054	1,986	0.0
12,000	Constellation Energy Generation LLC, 5.800%, 03/01/2033	12,814	0.0

See Accompanying Notes to Financial Statements

182

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000	Constellation Energy Generation LLC, 6.125%, 01/15/2034	$10,846	0.0
18,000	Constellation Energy Generation LLC, 6.250%, 10/01/2039	19,553	0.0
15,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	16,366	0.0
60,000	Consumers Energy Co., 3.950%, 07/15/2047	48,052	0.0
9,000	Dayton Power & Light Co., 3.950%, 06/15/2049	6,715	0.0
9,000	Dominion Energy South Carolina, Inc., 4.600%, 06/15/2043	8,083	0.0
10,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	8,899	0.0
7,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	7,298	0.0
7,000	Dominion Energy South Carolina, Inc., 5.450%, 02/01/2041	7,045	0.0
12,000	Dominion Energy South Carolina, Inc., 6.050%, 01/15/2038	12,943	0.0
23,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	24,868	0.0
7,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	7,803	0.0
9,000	Dominion Energy South Carolina, Inc. A, 2.300%, 12/01/2031	8,047	0.0
10,000	Dominion Energy, Inc., 4.250%, 06/01/2028	10,044	0.0
10,000	Dominion Energy, Inc., 4.700%, 12/01/2044	8,783	0.0
19,000 (2)	Dominion Energy, Inc., 5.375%, 11/15/2032	19,762	0.0
9,000	Dominion Energy, Inc., 7.000%, 06/15/2038	10,209	0.0
12,000	Dominion Energy, Inc. A, 1.450%, 04/15/2026	11,912	0.0
9,000	Dominion Energy, Inc. A, 4.350%, 08/15/2032	8,858	0.0
9,000	Dominion Energy, Inc. A, 4.600%, 03/15/2049	7,505	0.0
11,000	Dominion Energy, Inc. B, 3.300%, 04/15/2041	8,384	0.0
7,000	Dominion Energy, Inc. B, 3.600%, 03/15/2027	6,969	0.0
14,000	Dominion Energy, Inc. B, 4.850%, 08/15/2052	12,052	0.0
10,000	Dominion Energy, Inc. B, 5.950%, 06/15/2035	10,675	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
19,000	Dominion Energy, Inc. C, 2.250%, 08/15/2031	$16,927	0.0
33,000	Dominion Energy, Inc. C, 3.375%, 04/01/2030	31,859	0.0
7,000	Dominion Energy, Inc. C, 4.050%, 09/15/2042	5,713	0.0
10,000 (2)	Dominion Energy, Inc. C, 4.900%, 08/01/2041	9,227	0.0
9,000	Dominion Energy, Inc. D, 2.850%, 08/15/2026	8,935	0.0
7,000	Dominion Energy, Inc. E, 6.300%, 03/15/2033	7,610	0.0
12,000	DTE Electric Co., 2.250%, 03/01/2030	11,167	0.0
10,000	DTE Electric Co., 2.950%, 03/01/2050	6,599	0.0
10,000	DTE Electric Co., 3.700%, 03/15/2045	7,852	0.0
6,000	DTE Electric Co., 3.700%, 06/01/2046	4,626	0.0
9,000	DTE Electric Co., 3.750%, 08/15/2047	6,928	0.0
13,000	DTE Electric Co., 3.950%, 03/01/2049	10,226	0.0
7,000	DTE Electric Co., 4.300%, 07/01/2044	5,982	0.0
10,000	DTE Electric Co., 4.850%, 12/01/2026	10,102	0.0
12,000	DTE Electric Co., 5.200%, 04/01/2033	12,477	0.0
10,000	DTE Electric Co., 5.200%, 03/01/2034	10,339	0.0
12,000 (2)	DTE Electric Co., 5.400%, 04/01/2053	11,709	0.0
12,000	DTE Electric Co. A, 1.900%, 04/01/2028	11,509	0.0
10,000	DTE Electric Co. A, 3.000%, 03/01/2032	9,261	0.0
8,000	DTE Electric Co. A, 4.000%, 04/01/2043	6,686	0.0
11,000	DTE Electric Co. A, 4.050%, 05/15/2048	8,964	0.0
9,000	DTE Electric Co. B, 3.250%, 04/01/2051	6,179	0.0
8,000	DTE Electric Co. B, 3.650%, 03/01/2052	5,925	0.0
12,000	DTE Electric Co. C, 2.625%, 03/01/2031	11,098	0.0
12,000	DTE Energy Co., 2.850%, 10/01/2026	11,900	0.0
6,000	DTE Energy Co., 2.950%, 03/01/2030	5,686	0.0
16,000 (2)	DTE Energy Co., 4.875%, 06/01/2028	16,293	0.0
24,000	DTE Energy Co., 5.100%, 03/01/2029	24,601	0.0
17,000 (2)	DTE Energy Co., 5.850%, 06/01/2034	18,138	0.0
10,000	DTE Energy Co. C, 3.400%, 06/15/2029	9,739	0.0

See Accompanying Notes to Financial Statements

183

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
151,000 (2)	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	$139,178	0.1
151,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	107,209	0.0
202,000 (2)	Duke Energy Corp., 2.450%, 06/01/2030	187,523	0.1
171,000	Duke Energy Corp., 3.750%, 09/01/2046	130,166	0.1
101,000	Duke Energy Corp., 4.800%, 12/15/2045	89,669	0.0
202,000 (2)	Duke Energy Florida LLC, 3.800%, 07/15/2028	201,996	0.1
51,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	42,548	0.0
151,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	125,664	0.1
6,000	El Paso Electric Co., 5.000%, 12/01/2044	5,342	0.0
8,000	El Paso Electric Co., 6.000%, 05/15/2035	8,338	0.0
9,000	Emera US Finance L.P., 2.639%, 06/15/2031	8,149	0.0
15,000	Emera US Finance L.P., 3.550%, 06/15/2026	14,955	0.0
25,000 (2)	Emera US Finance L.P., 4.750%, 06/15/2046	21,353	0.0
42,000	Enel Americas SA, 4.000%, 10/25/2026	41,912	0.0
36,000	Enel Chile SA, 4.875%, 06/12/2028	36,511	0.0
31,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	18,528	0.0
65,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	44,339	0.0
171,000	Entergy Corp., 2.400%, 06/15/2031	153,839	0.1
163,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	143,893	0.1
17,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	13,754	0.0
17,000	Entergy Mississippi LLC, 5.850%, 06/01/2054	17,217	0.0
7,000	Entergy Texas, Inc., 5.800%, 09/01/2053	7,021	0.0
108,000	Essential Utilities, Inc., 2.400%, 05/01/2031	97,887	0.0
7,000 (2)	Evergy Kansas Central, Inc., 2.550%, 07/01/2026	6,952	0.0
7,000	Evergy Kansas Central, Inc., 3.100%, 04/01/2027	6,940	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	$4,795	0.0
10,000 (2)	Evergy Kansas Central, Inc., 3.450%, 04/15/2050	7,088	0.0
9,000	Evergy Kansas Central, Inc., 4.100%, 04/01/2043	7,489	0.0
11,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	9,304	0.0
7,000	Evergy Kansas Central, Inc., 4.250%, 12/01/2045	5,853	0.0
9,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	8,951	0.0
7,000	Evergy Metro, Inc., 4.200%, 06/15/2047	5,715	0.0
7,000	Evergy Metro, Inc., 4.200%, 03/15/2048	5,752	0.0
7,000	Evergy Metro, Inc., 4.950%, 04/15/2033	7,118	0.0
9,000	Evergy Metro, Inc., 5.300%, 10/01/2041	8,865	0.0
9,000	Evergy Metro, Inc. 2019, 4.125%, 04/01/2049	7,247	0.0
9,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	8,305	0.0
17,000	Evergy, Inc., 2.900%, 09/15/2029	16,226	0.0
7,000	Eversource Energy, 2.550%, 03/15/2031	6,340	0.0
13,000	Eversource Energy, 2.900%, 03/01/2027	12,826	0.0
13,000	Eversource Energy, 3.375%, 03/01/2032	12,050	0.0
13,000	Eversource Energy, 3.450%, 01/15/2050	9,275	0.0
12,000	Eversource Energy, 4.600%, 07/01/2027	12,090	0.0
9,000	Eversource Energy, 4.750%, 05/15/2026	9,024	0.0
7,000	Eversource Energy, 5.000%, 01/01/2027	7,063	0.0
16,000	Eversource Energy, 5.125%, 05/15/2033	16,167	0.0
26,000	Eversource Energy, 5.450%, 03/01/2028	26,662	0.0
13,000	Eversource Energy, 5.500%, 01/01/2034	13,370	0.0
14,000	Eversource Energy, 5.850%, 04/15/2031	14,790	0.0
16,000	Eversource Energy, 5.950%, 02/01/2029	16,733	0.0
14,000	Eversource Energy, 5.950%, 07/15/2034	14,838	0.0

See Accompanying Notes to Financial Statements

184

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	Eversource Energy M, 3.300%, 01/15/2028	$8,848	0.0
10,000	Eversource Energy O, 4.250%, 04/01/2029	9,979	0.0
12,000	Eversource Energy R, 1.650%, 08/15/2030	10,601	0.0
6,000	Eversource Energy U, 1.400%, 08/15/2026	5,899	0.0
202,000	Exelon Corp., 4.950%, 06/15/2035	201,446	0.1
151,000	Exelon Corp., 5.100%, 06/15/2045	139,810	0.1
12,000	FirstEnergy Corp., 2.650%, 03/01/2030	11,195	0.0
9,000	FirstEnergy Corp. B, 2.250%, 09/01/2030	8,155	0.0
30,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	29,898	0.0
37,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	25,628	0.0
30,000	Florida Power & Light Co., 2.450%, 02/03/2032	27,083	0.0
38,000	Florida Power & Light Co., 2.875%, 12/04/2051	24,256	0.0
16,000	Florida Power & Light Co., 3.150%, 10/01/2049	11,001	0.0
14,000	Florida Power & Light Co., 3.700%, 12/01/2047	10,807	0.0
8,000	Florida Power & Light Co., 3.800%, 12/15/2042	6,593	0.0
20,000	Florida Power & Light Co., 3.950%, 03/01/2048	16,035	0.0
12,000	Florida Power & Light Co., 3.990%, 03/01/2049	9,564	0.0
12,000	Florida Power & Light Co., 4.050%, 06/01/2042	10,265	0.0
10,000	Florida Power & Light Co., 4.050%, 10/01/2044	8,359	0.0
12,000	Florida Power & Light Co., 4.125%, 02/01/2042	10,455	0.0
10,000	Florida Power & Light Co., 4.125%, 06/01/2048	8,182	0.0
15,000	Florida Power & Light Co., 4.400%, 05/15/2028	15,202	0.0
10,000 (2)	Florida Power & Light Co., 4.450%, 05/15/2026	10,017	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000	Florida Power & Light Co., 4.625%, 05/15/2030	$10,211	0.0
15,000	Florida Power & Light Co., 4.800%, 05/15/2033	15,300	0.0
17,000	Florida Power & Light Co., 4.950%, 06/01/2035	17,289	0.0
7,000	Florida Power & Light Co., 5.000%, 08/01/2034	7,165	0.0
20,000	Florida Power & Light Co., 5.050%, 04/01/2028	20,525	0.0
15,000	Florida Power & Light Co., 5.100%, 04/01/2033	15,566	0.0
15,000	Florida Power & Light Co., 5.150%, 06/15/2029	15,596	0.0
8,000	Florida Power & Light Co., 5.250%, 02/01/2041	7,996	0.0
15,000	Florida Power & Light Co., 5.300%, 06/15/2034	15,720	0.0
15,000	Florida Power & Light Co., 5.300%, 04/01/2053	14,374	0.0
17,000	Florida Power & Light Co., 5.600%, 06/15/2054	17,091	0.0
8,000	Florida Power & Light Co., 5.625%, 04/01/2034	8,522	0.0
8,000	Florida Power & Light Co., 5.650%, 02/01/2037	8,558	0.0
10,000	Florida Power & Light Co., 5.690%, 03/01/2040	10,527	0.0
12,000	Florida Power & Light Co., 5.950%, 02/01/2038	13,060	0.0
10,000	Florida Power & Light Co., 5.960%, 04/01/2039	10,817	0.0
17,000	Florida Power & Light Co. A, 3.300%, 05/30/2027	16,928	0.0
22,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	21,824	0.0
171,000	Georgia Power Co. A, 3.250%, 03/15/2051	117,152	0.0
8,000	Idaho Power Co., MTN, 5.500%, 03/15/2053	7,821	0.0
7,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	7,138	0.0

See Accompanying Notes to Financial Statements

185

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	Idaho Power Co., K, 4.200%, 03/01/2048	$7,395	0.0
120,000	Indiana Michigan Power Co. K, 4.550%, 03/15/2046	104,150	0.0
10,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	9,786	0.0
8,000	IPALCO Enterprises, Inc., 5.750%, 04/01/2034	8,175	0.0
33,000	ITC Holdings Corp., 3.350%, 11/15/2027	32,667	0.0
11,851	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/01/2054	11,428	0.0
11,000	Kentucky Utilities Co., 3.300%, 06/01/2050	7,614	0.0
12,000	Kentucky Utilities Co., 4.375%, 10/01/2045	10,164	0.0
13,000	Kentucky Utilities Co., 5.125%, 11/01/2040	12,768	0.0
9,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	9,459	0.0
9,000	Louisville Gas and Electric Co., 4.250%, 04/01/2049	7,389	0.0
9,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	9,430	0.0
12,000	MidAmerican Energy Co., 2.700%, 08/01/2052	7,366	0.0
8,000	MidAmerican Energy Co., 3.100%, 05/01/2027	7,927	0.0
12,000	MidAmerican Energy Co., 3.150%, 04/15/2050	8,157	0.0
17,000	MidAmerican Energy Co., 3.650%, 04/15/2029	16,806	0.0
14,000	MidAmerican Energy Co., 3.650%, 08/01/2048	10,497	0.0
10,000	MidAmerican Energy Co., 3.950%, 08/01/2047	7,947	0.0
9,000	MidAmerican Energy Co., 4.250%, 05/01/2046	7,545	0.0
18,000	MidAmerican Energy Co., 4.250%, 07/15/2049	14,790	0.0
8,000	MidAmerican Energy Co., 4.400%, 10/15/2044	6,933	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	MidAmerican Energy Co., 4.800%, 09/15/2043	$6,374	0.0
12,000	MidAmerican Energy Co., 5.300%, 02/01/2055	11,416	0.0
7,000	MidAmerican Energy Co., 5.350%, 01/15/2034	7,325	0.0
8,000	MidAmerican Energy Co., 6.750%, 12/30/2031	9,004	0.0
6,000	MidAmerican Energy Co., MTN, 5.750%, 11/01/2035	6,413	0.0
7,000	MidAmerican Energy Co., MTN, 5.800%, 10/15/2036	7,554	0.0
19,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	16,338	0.0
17,000	National Fuel Gas Co., 2.950%, 03/01/2031	15,537	0.0
46,000	National Grid PLC, 5.809%, 06/12/2033	49,032	0.0
22,000	National Rural Utilities Cooperative Finance Corp., 4.300%, 03/15/2049	18,472	0.0
202,000 (2)(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	201,851	0.1
83,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	89,071	0.0
10,000	Nevada Power Co., 6.000%, 03/15/2054	10,268	0.0
10,000	Nevada Power Co. CC, 3.700%, 05/01/2029	9,855	0.0
9,000	Nevada Power Co. DD, 2.400%, 05/01/2030	8,329	0.0
6,000	Nevada Power Co. EE, 3.125%, 08/01/2050	3,931	0.0
8,000	Nevada Power Co. GG, 5.900%, 05/01/2053	8,058	0.0
7,000	Nevada Power Co. R, 6.750%, 07/01/2037	7,837	0.0
20,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	19,586	0.0
30,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	28,598	0.0
40,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	36,810	0.0

See Accompanying Notes to Financial Statements

186

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
20,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	$17,823	0.0
20,000	NextEra Energy Capital Holdings, Inc., 2.750%, 11/01/2029	19,058	0.0
10,000	NextEra Energy Capital Holdings, Inc., 3.000%, 01/15/2052	6,374	0.0
10,000	NextEra Energy Capital Holdings, Inc., 3.500%, 04/01/2029	9,807	0.0
29,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	28,843	0.0
12,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	11,785	0.0
25,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	25,283	0.0
11,000 (3)	NextEra Energy Capital Holdings, Inc., 4.800%, 12/01/2077	10,856	0.0
25,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	25,473	0.0
18,000	NextEra Energy Capital Holdings, Inc., 4.900%, 03/15/2029	18,451	0.0
20,000	NextEra Energy Capital Holdings, Inc., 4.950%, 01/29/2026	20,013	0.0
12,000 (2)	NextEra Energy Capital Holdings, Inc., 5.000%, 02/28/2030	12,373	0.0
20,000	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	20,507	0.0
20,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	20,479	0.0
22,000	NextEra Energy Capital Holdings, Inc., 5.250%, 03/15/2034	22,601	0.0
23,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	21,487	0.0
16,000	NextEra Energy Capital Holdings, Inc., 5.550%, 03/15/2054	15,540	0.0
10,000 (2)(3)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	10,134	0.0
20,000 (3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	20,794	0.0
24,000 (2)(3)	NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/2054	25,635	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
15,000	NiSource, Inc., 1.700%, 02/15/2031	$13,173	0.0
15,000	NiSource, Inc., 2.950%, 09/01/2029	14,403	0.0
20,000	NiSource, Inc., 3.490%, 05/15/2027	19,883	0.0
20,000	NiSource, Inc., 3.600%, 05/01/2030	19,443	0.0
15,000	NiSource, Inc., 3.950%, 03/30/2048	11,747	0.0
20,000	NiSource, Inc., 4.375%, 05/15/2047	16,645	0.0
15,000	NiSource, Inc., 4.800%, 02/15/2044	13,518	0.0
39,000	NiSource, Inc., 5.000%, 06/15/2052	34,742	0.0
21,000	NiSource, Inc., 5.250%, 03/30/2028	21,548	0.0
10,000	NiSource, Inc., 5.250%, 02/15/2043	9,616	0.0
13,000	NiSource, Inc., 5.350%, 04/01/2034	13,433	0.0
9,000	NiSource, Inc., 5.400%, 06/30/2033	9,342	0.0
10,000	NiSource, Inc., 5.650%, 02/01/2045	9,976	0.0
7,000	NiSource, Inc., 5.950%, 06/15/2041	7,261	0.0
14,000	Northern States Power Co., 2.600%, 06/01/2051	8,587	0.0
6,000	NSTAR Electric Co., 1.950%, 08/15/2031	5,298	0.0
14,000	NSTAR Electric Co., 3.200%, 05/15/2027	13,878	0.0
8,000	NSTAR Electric Co., 3.250%, 05/15/2029	7,777	0.0
8,000	NSTAR Electric Co., 3.950%, 04/01/2030	7,898	0.0
6,000	NSTAR Electric Co., 4.400%, 03/01/2044	5,198	0.0
9,000	NSTAR Electric Co., 4.550%, 06/01/2052	7,672	0.0
8,000	NSTAR Electric Co., 4.950%, 09/15/2052	7,222	0.0
6,000	NSTAR Electric Co., 5.500%, 03/15/2040	6,075	0.0
9,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	6,455	0.0
10,000	Oglethorpe Power Corp., 4.500%, 04/01/2047	8,401	0.0
10,000	Oglethorpe Power Corp., 5.050%, 10/01/2048	8,978	0.0
6,000	Oglethorpe Power Corp., 5.250%, 09/01/2050	5,432	0.0

See Accompanying Notes to Financial Statements

187

VOYA U.S. BOND INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	Oglethorpe Power Corp., 5.375%, 11/01/2040	$8,920	0.0
8,000	Oglethorpe Power Corp., 5.950%, 11/01/2039	8,394	0.0
8,000	Oglethorpe Power Corp., 6.200%, 12/01/2053	8,244	0.0
7,000	Ohio Edison Co., 6.875%, 07/15/2036	8,025	0.0
38,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	30,394	0.0
14,000	Oncor Electric Delivery Co. LLC, 2.750%, 05/15/2030	13,200	0.0
14,000	Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	9,337	0.0
13,000	Oncor Electric Delivery Co. LLC, 3.700%, 11/15/2028	12,928	0.0
8,000	Oncor Electric Delivery Co. LLC, 3.700%, 05/15/2050	5,904	0.0
11,000	Oncor Electric Delivery Co. LLC, 3.750%, 04/01/2045	8,647	0.0
7,000	Oncor Electric Delivery Co. LLC, 3.800%, 09/30/2047	5,369	0.0
10,000	Oncor Electric Delivery Co. LLC, 3.800%, 06/01/2049	7,585	0.0
9,000	Oncor Electric Delivery Co. LLC, 4.100%, 11/15/2048	7,265	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	7,850	0.0
12,000	Oncor Electric Delivery Co. LLC, 4.300%, 05/15/2028	12,107	0.0
14,000	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	14,024	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.550%, 12/01/2041	7,255	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.600%, 06/01/2052	6,775	0.0
18,000	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	16,049	0.0
10,000	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/2040	9,926	0.0
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Oncor Electric Delivery Co. LLC, 5.300%, 06/01/2042	$6,852	0.0
6,000	Oncor Electric Delivery Co. LLC, 5.350%, 10/01/2052	5,681	0.0
12,000	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	11,656	0.0
16,000	Oncor Electric Delivery Co. LLC, 5.650%, 11/15/2033	17,027	0.0
7,000	Oncor Electric Delivery Co. LLC, 5.750%, 03/15/2029	7,328	0.0
10,000	Oncor Electric Delivery Co. LLC, 7.000%, 05/01/2032	11,306	0.0
7,000	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/2033	8,007	0.0
6,000	Oncor Electric Delivery Co. LLC, 7.500%, 09/01/2038	7,194	0.0
6,000	ONE Gas, Inc., 2.000%, 05/15/2030	5,497	0.0
6,000	ONE Gas, Inc., 4.250%, 09/01/2032	5,922	0.0
8,000	ONE Gas, Inc., 4.500%, 11/01/2048	6,836	0.0
12,000	ONE Gas, Inc., 4.658%, 02/01/2044	10,687	0.0
6,000	ONE Gas, Inc., 5.100%, 04/01/2029	6,177	0.0
171,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	165,882	0.1
302,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	272,173	0.1
35,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	32,623	0.0
241,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	183,051	0.1
31,000	Pacific Gas and Electric Co., 3.500%, 08/01/2050	20,944	0.0
60,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	50,046	0.0
8,000	PacifiCorp, 2.700%, 09/15/2030	7,360	0.0
20,000	PacifiCorp, 2.900%, 06/15/2052	11,728	0.0
12,000	PacifiCorp, 3.300%, 03/15/2051	7,701	0.0
8,000 (2)	PacifiCorp, 3.500%, 06/15/2029	7,778	0.0

See Accompanying Notes to Financial Statements

188

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
6,000	PacifiCorp, 4.100%, 02/01/2042	$4,758	0.0
12,000	PacifiCorp, 4.125%, 01/15/2049	8,975	0.0
12,000	PacifiCorp, 4.150%, 02/15/2050	8,933	0.0
10,000	PacifiCorp, 5.100%, 02/15/2029	10,208	0.0
6,000	PacifiCorp, 5.250%, 06/15/2035	6,001	0.0
14,000 (2)	PacifiCorp, 5.300%, 02/15/2031	14,421	0.0
19,000	PacifiCorp, 5.350%, 12/01/2053	16,706	0.0
22,000 (2)	PacifiCorp, 5.450%, 02/15/2034	22,327	0.0
21,000	PacifiCorp, 5.500%, 05/15/2054	18,783	0.0
12,000	PacifiCorp, 5.750%, 04/01/2037	12,193	0.0
26,000	PacifiCorp, 5.800%, 01/15/2055	24,283	0.0
13,000	PacifiCorp, 6.000%, 01/15/2039	13,239	0.0
7,000	PacifiCorp, 6.100%, 08/01/2036	7,271	0.0
12,000	PacifiCorp, 6.250%, 10/15/2037	12,555	0.0
6,000	PacifiCorp, 6.350%, 07/15/2038	6,291	0.0
6,000	PacifiCorp, 7.700%, 11/15/2031	6,836	0.0
151,000	PECO Energy Co., 4.150%, 10/01/2044	126,979	0.1
86,000	Piedmont Natural Gas Co., Inc., 4.100%, 09/18/2034	81,670	0.0
14,000	PPL Capital Funding, Inc., 3.100%, 05/15/2026	13,956	0.0
9,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	8,953	0.0
41,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	27,384	0.0
10,000	PPL Electric Utilities Corp., 3.950%, 06/01/2047	8,126	0.0
7,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	5,860	0.0
7,000	PPL Electric Utilities Corp., 4.150%, 10/01/2045	5,890	0.0
9,000	PPL Electric Utilities Corp., 4.150%, 06/15/2048	7,423	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	PPL Electric Utilities Corp., 4.750%, 07/15/2043	$6,418	0.0
14,000	PPL Electric Utilities Corp., 5.000%, 05/15/2033	14,366	0.0
15,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	14,433	0.0
7,000	PPL Electric Utilities Corp., 6.250%, 05/15/2039	7,685	0.0
81,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	80,688	0.0
171,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	136,321	0.1
80,000	Public Service Co. of Colorado 35, 1.900%, 01/15/2031	71,327	0.0
6,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	4,425	0.0
6,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	5,571	0.0
12,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	12,529	0.0
7,000	Public Service Co. of New Hampshire V, 2.200%, 06/15/2031	6,295	0.0
12,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	6,522	0.0
151,000	Public Service Electric and Gas Co., MTN, 3.800%, 01/01/2043	123,770	0.1
66,000	Public Service Electric and Gas Co. I, 4.000%, 06/01/2044	53,810	0.0
30,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	30,959	0.0
10,000	Puget Energy, Inc., 2.379%, 06/15/2028	9,580	0.0
11,000	Puget Energy, Inc., 4.100%, 06/15/2030	10,789	0.0
9,000	Puget Energy, Inc., 4.224%, 03/15/2032	8,653	0.0
24,000	Puget Sound Energy, Inc., 2.893%, 09/15/2051	15,319	0.0
9,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	6,151	0.0
12,000	Puget Sound Energy, Inc., 4.223%, 06/15/2048	9,818	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	Puget Sound Energy, Inc., 4.300%, 05/20/2045	$7,533	0.0
8,000	Puget Sound Energy, Inc., 5.448%, 06/01/2053	7,727	0.0
6,000	Puget Sound Energy, Inc., 5.638%, 04/15/2041	6,013	0.0
7,000	Puget Sound Energy, Inc., 5.757%, 10/01/2039	7,331	0.0
7,000	Puget Sound Energy, Inc., 5.795%, 03/15/2040	7,281	0.0
6,000	Puget Sound Energy, Inc., 6.274%, 03/15/2037	6,563	0.0
10,000	San Diego Gas & Electric Co., 2.500%, 05/15/2026	9,952	0.0
10,000	San Diego Gas & Electric Co., 3.700%, 03/15/2052	7,262	0.0
8,000	San Diego Gas & Electric Co., 4.150%, 05/15/2048	6,466	0.0
10,000	San Diego Gas & Electric Co., 4.500%, 08/15/2040	9,134	0.0
12,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	12,310	0.0
16,000	San Diego Gas & Electric Co., 5.350%, 04/01/2053	15,185	0.0
12,000	San Diego Gas & Electric Co., 5.550%, 04/15/2054	11,679	0.0
6,000	San Diego Gas & Electric Co., 6.000%, 06/01/2039	6,425	0.0
8,000	San Diego Gas & Electric Co. RRR, 3.750%, 06/01/2047	6,131	0.0
8,000	San Diego Gas & Electric Co. TTT, 4.100%, 06/15/2049	6,363	0.0
8,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	5,543	0.0
16,000	San Diego Gas & Electric Co. VVV, 1.700%, 10/01/2030	14,293	0.0
40,000	San Diego Gas & Electric Co. WWW, 2.950%, 08/15/2051	25,531	0.0
10,000	San Diego Gas & Electric Co. XXX, 3.000%, 03/15/2032	9,214	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
15,000	Sempra, 3.250%, 06/15/2027	$14,823	0.0
20,000	Sempra, 3.400%, 02/01/2028	19,704	0.0
10,000	Sempra, 3.700%, 04/01/2029	9,847	0.0
20,000	Sempra, 3.800%, 02/01/2038	17,205	0.0
16,000	Sempra, 4.000%, 02/01/2048	12,232	0.0
15,000	Sempra, 6.000%, 10/15/2039	15,663	0.0
12,000 (3)	Sempra, 6.875%, 10/01/2054	12,379	0.0
20,000 (3)	Sempra Energy, 4.125%, 04/01/2052	19,672	0.0
11,000	Sempra Energy, 5.400%, 08/01/2026	11,072	0.0
14,000	Sempra Energy, 5.500%, 08/01/2033	14,653	0.0
8,000	Sierra Pacific Power Co., 5.900%, 03/15/2054	8,013	0.0
171,000	Southern California Edison Co., 4.650%, 10/01/2043	145,789	0.1
171,000	Southern California Edison Co. 13-A, 3.900%, 03/15/2043	132,075	0.1
35,000	Southern California Edison Co. 20A, 2.950%, 02/01/2051	21,375	0.0
14,000	Southern California Gas Co., 2.950%, 04/15/2027	13,857	0.0
7,000	Southern California Gas Co., 3.750%, 09/15/2042	5,616	0.0
6,000	Southern California Gas Co., 5.125%, 11/15/2040	5,912	0.0
10,000	Southern California Gas Co., 5.200%, 06/01/2033	10,348	0.0
10,000	Southern California Gas Co., 5.600%, 04/01/2054	9,839	0.0
10,000	Southern California Gas Co., 5.750%, 06/01/2053	9,986	0.0
12,000 (2)	Southern California Gas Co., 6.350%, 11/15/2052	13,032	0.0
10,000	Southern California Gas Co. TT, 2.600%, 06/15/2026	9,944	0.0
8,000	Southern California Gas Co. UU, 4.125%, 06/01/2048	6,402	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
8,000	Southern California Gas Co. VV, 4.300%, 01/15/2049	$6,559	0.0
13,000	Southern California Gas Co. XX, 2.550%, 02/01/2030	12,263	0.0
171,000	Southern Co. 21-B, 1.750%, 03/15/2028	162,940	0.1
69,000	Southern Co. Gas Capital Corp. 20-A, 1.750%, 01/15/2031	61,088	0.0
9,000	Southwest Gas Corp., 2.200%, 06/15/2030	8,189	0.0
6,000 (2)	Southwest Gas Corp., 3.180%, 08/15/2051	4,118	0.0
6,000 (2)	Southwest Gas Corp., 3.700%, 04/01/2028	5,952	0.0
6,000	Southwest Gas Corp., 3.800%, 09/29/2046	4,567	0.0
12,000	Southwest Gas Corp., 4.050%, 03/15/2032	11,585	0.0
6,000	Southwest Gas Corp., 4.150%, 06/01/2049	4,742	0.0
6,000	Southwest Gas Corp., 5.450%, 03/23/2028	6,158	0.0
6,000	Southwest Gas Corp., 5.800%, 12/01/2027	6,191	0.0
6,000	Spire Missouri, Inc., 3.300%, 06/01/2051	4,075	0.0
8,000	Spire Missouri, Inc., 4.800%, 02/15/2033	8,051	0.0
7,000	Spire, Inc., 5.300%, 03/01/2026	7,010	0.0
30,000	Tampa Electric Co., 2.400%, 03/15/2031	27,375	0.0
43,000	Tampa Electric Co., 3.450%, 03/15/2051	30,606	0.0
23,000	Toledo Edison Co., 6.150%, 05/15/2037	25,091	0.0
6,000	Tucson Electric Power Co., 1.500%, 08/01/2030	5,344	0.0
7,000	Tucson Electric Power Co., 3.250%, 05/15/2032	6,530	0.0
7,000	Tucson Electric Power Co., 3.250%, 05/01/2051	4,695	0.0
7,000	Tucson Electric Power Co., 4.000%, 06/15/2050	5,366	0.0
6,000	Tucson Electric Power Co., 4.850%, 12/01/2048	5,316	0.0
8,000	Tucson Electric Power Co., 5.500%, 04/15/2053	7,709	0.0
11,000	Union Electric Co., 2.150%, 03/15/2032	9,669	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
11,000	Union Electric Co., 2.625%, 03/15/2051	$6,673	0.0
8,000	Union Electric Co., 2.950%, 06/15/2027	7,921	0.0
10,000	Union Electric Co., 2.950%, 03/15/2030	9,545	0.0
7,000	Union Electric Co., 3.250%, 10/01/2049	4,810	0.0
9,000	Union Electric Co., 3.500%, 03/15/2029	8,856	0.0
8,000	Union Electric Co., 3.650%, 04/15/2045	6,232	0.0
10,000	Union Electric Co., 3.900%, 09/15/2042	8,250	0.0
11,000	Union Electric Co., 3.900%, 04/01/2052	8,468	0.0
9,000	Union Electric Co., 4.000%, 04/01/2048	7,179	0.0
10,000	Union Electric Co., 5.200%, 04/01/2034	10,302	0.0
7,000	Union Electric Co., 5.250%, 01/15/2054	6,567	0.0
6,000	Union Electric Co., 5.300%, 08/01/2037	6,132	0.0
10,000	Union Electric Co., 5.450%, 03/15/2053	9,645	0.0
7,000	Union Electric Co., 8.450%, 03/15/2039	9,068	0.0
10,000	Virginia Electric and Power Co., 2.300%, 11/15/2031	8,895	0.0
14,000	Virginia Electric and Power Co., 2.400%, 03/30/2032	12,473	0.0
62,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	35,710	0.0
19,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	12,011	0.0
12,000	Virginia Electric and Power Co., 3.300%, 12/01/2049	8,313	0.0
10,000	Virginia Electric and Power Co., 4.000%, 01/15/2043	8,213	0.0
14,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	12,116	0.0
14,000	Virginia Electric and Power Co., 4.600%, 12/01/2048	12,063	0.0
15,000	Virginia Electric and Power Co., 5.000%, 04/01/2033	15,369	0.0
9,000	Virginia Electric and Power Co., 5.300%, 08/15/2033	9,364	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
15,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	$14,335	0.0
14,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	13,843	0.0
10,000	Virginia Electric and Power Co., 6.350%, 11/30/2037	11,009	0.0
15,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	20,069	0.0
10,000	Virginia Electric and Power Co. A, 2.875%, 07/15/2029	9,602	0.0
15,000	Virginia Electric and Power Co. A, 3.150%, 01/15/2026	14,994	0.0
15,000	Virginia Electric and Power Co. A, 3.500%, 03/15/2027	14,936	0.0
15,000 (2)	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	14,956	0.0
12,000 (2)	Virginia Electric and Power Co. A, 6.000%, 05/15/2037	12,928	0.0
9,000	Virginia Electric and Power Co. B, 2.950%, 11/15/2026	8,933	0.0
14,000	Virginia Electric and Power Co. B, 3.750%, 05/15/2027	13,982	0.0
12,000	Virginia Electric and Power Co. B, 3.800%, 09/15/2047	9,221	0.0
7,000	Virginia Electric and Power Co. B, 4.200%, 05/15/2045	5,807	0.0
12,000	Virginia Electric and Power Co. B, 6.000%, 01/15/2036	12,896	0.0
10,000	Virginia Electric and Power Co. C, 4.000%, 11/15/2046	7,965	0.0
14,000	Virginia Electric and Power Co. C, 4.625%, 05/15/2052	11,844	0.0
12,000	Virginia Electric and Power Co. D, 4.650%, 08/15/2043	10,779	0.0
8,000	Washington Gas Light Co., MTN, 3.650%, 09/15/2049	5,845	0.0
9,000	Washington Gas Light Co. K, 3.796%, 09/15/2046	7,009	0.0
47,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	47,005	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
64,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	$54,197	0.0
78,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	62,868	0.0
		11,311,632	2.3
	Total Corporate Bonds/ Notes
	(Cost $130,077,101)	126,803,512	25.9

SOVEREIGN BONDS: 2.6%
59,000	Asian Development Bank, 3.125%, 04/27/2032	56,283	0.0
44,000	Asian Development Bank, 5.820%, 06/16/2028	46,228	0.0
18,000	Asian Development Bank, 6.220%, 08/15/2027	18,618	0.0
24,000	Asian Development Bank, 6.375%, 10/01/2028	25,462	0.0
59,000	Asian Development Bank, GMTN, 0.750%, 10/08/2030	51,317	0.0
89,000	Asian Development Bank, GMTN, 1.250%, 06/09/2028	84,237	0.0
207,000	Asian Development Bank, GMTN, 1.500%, 01/20/2027	202,477	0.1
118,000	Asian Development Bank, GMTN, 1.500%, 03/04/2031	105,407	0.0
36,000	Asian Development Bank, GMTN, 1.750%, 08/14/2026	35,574	0.0
118,000	Asian Development Bank, GMTN, 1.750%, 09/19/2029	110,294	0.0
89,000	Asian Development Bank, GMTN, 1.875%, 03/15/2029	84,346	0.0
59,000	Asian Development Bank, GMTN, 2.000%, 04/24/2026	58,681	0.0
30,000	Asian Development Bank, GMTN, 2.375%, 08/10/2027	29,460	0.0
95,000	Asian Development Bank, GMTN, 2.500%, 11/02/2027	93,272	0.0
77,000	Asian Development Bank, GMTN, 2.625%, 01/12/2027	76,222	0.0
104,000	Asian Development Bank, GMTN, 2.750%, 01/19/2028	102,396	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
266,000	Asian Development Bank, GMTN, 3.125%, 08/20/2027	$264,208	0.1
207,000 (2)	Asian Development Bank, GMTN, 3.750%, 04/25/2028	207,852	0.1
74,000	Asian Development Bank, GMTN, 3.875%, 09/28/2032	73,533	0.0
118,000	Asian Development Bank, GMTN, 3.875%, 06/14/2033	116,747	0.0
178,000	Asian Development Bank, GMTN, 4.125%, 01/12/2027	178,869	0.0
118,000	Asian Development Bank, GMTN, 4.125%, 01/12/2034	118,196	0.0
207,000	Asian Development Bank, GMTN, 4.375%, 03/06/2029	211,672	0.1
237,000	Asian Development Bank, GMTN, 4.500%, 08/25/2028	242,563	0.1
30,000	Asian Development Bank, GMTN, 4.875%, 09/26/2028	30,191	0.0
20,000	Asian Development Bank, GMTN, 4.950%, 04/12/2029	20,051	0.0
44,000	Asian Development Bank GMTN, 3.125%, 09/26/2028	43,493	0.0
180,000 (2)	Canada Government International Bond, 4.000%, 03/18/2030	182,100	0.0
277,000	Chile Government International Bond, 3.100%, 05/07/2041	213,359	0.1
216,932	Chile Government International Bond, 4.950%, 01/05/2036	219,589	0.1
59,000	European Investment Bank, 0.625%, 10/21/2027	56,042	0.0
178,000	European Investment Bank, 0.750%, 10/26/2026	173,876	0.0
89,000	European Investment Bank, 0.750%, 09/23/2030	77,574	0.0
59,000	European Investment Bank, 0.875%, 05/17/2030	52,280	0.0
237,000	European Investment Bank, 1.250%, 02/14/2031	209,528	0.1
59,000	European Investment Bank, 1.625%, 10/09/2029	54,847	0.0

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
89,000	European Investment Bank, 1.625%, 05/13/2031	$79,670	0.0
178,000 (2)	European Investment Bank, 1.750%, 03/15/2029	168,079	0.0
89,000	European Investment Bank, 2.375%, 05/24/2027	87,595	0.0
237,000	European Investment Bank, 3.250%, 11/15/2027	235,882	0.1
237,000	European Investment Bank, 3.625%, 07/15/2030	235,819	0.1
237,000	European Investment Bank, 4.375%, 03/19/2027	239,187	0.1
237,000	European Investment Bank, 4.500%, 10/16/2028	242,802	0.1
59,000	European Investment Bank, 4.875%, 02/15/2036	62,006	0.0
200,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	199,201	0.1
201,000	Export-Import Bank of Korea, 5.125%, 01/11/2033	210,536	0.1
32,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	37,514	0.0
200,000	Indonesia Government International Bond, 1.850%, 03/12/2031	176,462	0.0
200,000	Indonesia Government International Bond, 4.350%, 01/11/2048	174,000	0.0
200,000	Indonesia Government International Bond, 4.850%, 01/11/2033	202,641	0.1
223,000	International Bank for Reconstruction & Development, 1.125%, 09/13/2028	209,081	0.1
250,000	International Bank for Reconstruction & Development, 3.875%, 02/14/2030	251,577	0.1
142,000	International Bank for Reconstruction & Development GDIF, 1.375%, 04/20/2028	135,189	0.0
220,000	Israel Government International Bond 10Y, 4.500%, 01/17/2033	215,400	0.1
264,000	Israel Government International Bond 30Y, 3.875%, 07/03/2050	193,860	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Japan Bank for International Cooperation, 1.250%, 01/21/2031	$175,539	0.0
236,000	Japan Bank for International Cooperation, 1.875%, 04/15/2031	212,666	0.1
200,000	Japan Bank for International Cooperation, 2.125%, 02/16/2029	190,675	0.0
200,000	Japan Bank for International Cooperation, 2.875%, 06/01/2027	197,798	0.0
200,000	Japan Bank for International Cooperation, 3.250%, 07/20/2028	197,766	0.0
200,000	Korea Development Bank, 1.000%, 09/09/2026	196,104	0.0
200,000	Korea International Bond, 4.125%, 06/10/2044	179,780	0.0
291,000	Mexico Government International Bond, 2.659%, 05/24/2031	259,863	0.1
501,000	Mexico Government International Bond, 6.000%, 05/07/2036	509,517	0.1
486,000	Mexico Government International Bond, MTN, 4.750%, 03/08/2044	401,436	0.1
200,000	Panama Government International Bond, 3.870%, 07/23/2060	132,850	0.0
388,000 (2)	Panama Government International Bond, 6.400%, 02/14/2035	409,825	0.1
381,000	Peruvian Government International Bond, 6.550%, 03/14/2037	422,338	0.1
775,000	Philippine Government International Bond, 6.375%, 01/15/2032	859,087	0.2
89,000	Province of Quebec Canada, 1.350%, 05/28/2030	80,060	0.0
74,000	Province of Quebec Canada, 2.750%, 04/12/2027	73,138	0.0
89,000	Province of Quebec Canada, 4.500%, 09/08/2033	90,290	0.0
89,000	Province of Quebec Canada PD, 7.500%, 09/15/2029	100,339	0.0

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
103,000	Republic of Italy Government International Bond 30Y, 5.375%, 06/15/2033	$108,922	0.0
34,000	Republic of Poland Government International Bond 10Y, 3.250%, 04/06/2026	33,942	0.0
48,000	Republic of Poland Government International Bond 10Y, 4.875%, 10/04/2033	48,785	0.0
58,000	Republic of Poland Government International Bond 10Y, 5.125%, 09/18/2034	59,447	0.0
29,000	Republic of Poland Government International Bond 10Y, 5.750%, 11/16/2032	31,087	0.0
48,000	Republic of Poland Government International Bond 30Y, 5.500%, 04/04/2053	45,982	0.0
67,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	64,097	0.0
29,000	Republic of Poland Government International Bond 5Y, 4.625%, 03/18/2029	29,577	0.0
29,000	Republic of Poland Government International Bond 5Y, 5.500%, 11/16/2027	29,860	0.0
207,000	Uruguay Government International Bond, 5.100%, 06/18/2050	196,029	0.0
	Total Sovereign Bonds
	(Cost $12,605,869)	12,620,144	2.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.6%
1,468,871	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	1,453,288	0.3
501,000	COMM Mortgage Trust 2016-COR1 AM, 3.494%, 10/10/2049	486,871	0.1
200,000 (3)	Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2, 3.710%, 09/25/2032	193,468	0.0
338,750	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	337,468	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
625,000	Morgan Stanley Capital I Trust 2016-BNK2 AS, 3.282%, 11/15/2049	$592,892	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $3,210,448)	3,063,987	0.6

ASSET-BACKED SECURITIES: 0.5%
	Automobile Asset-Backed Securities: 0.5%
1,000,000	Ally Auto Receivables Trust 2024-1 A4, 4.940%, 10/15/2029	1,016,842	0.2
450,000	AmeriCredit Automobile Receivables Trust 2022-2 C, 5.320%, 04/18/2028	452,699	0.1
650,000	World Omni Automobile Lease Securitization Trust 2024-A A4, 5.250%, 09/17/2029	657,923	0.2
		2,127,464	0.5

	Other Asset-Backed Securities: 0.0%
154,000	CNH Equipment Trust 2023-B A4, 5.460%, 03/17/2031	158,878	0.0
	Total Asset-Backed Securities
	(Cost $2,252,909)	2,286,342	0.5

MUNICIPAL BONDS: 0.5%
	California: 0.0%
35,000	State of California, 7.550%, 04/01/2039	42,520	0.0

	Connecticut: 0.2%
635,000	State of Connecticut A, 5.850%, 03/15/2032	683,256	0.2

	New Jersey: 0.1%
512,000	New Jersey Turnpike Authority A, 7.102%, 01/01/2041	598,841	0.1

	New York: 0.2%
300,000	Metropolitan Transportation Authority E, 6.814%, 11/15/2040	335,203	0.1

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	New York: (continued)
550,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	$512,917	0.1
		848,120	0.2
	Total Municipal Bonds
	(Cost $2,151,527)	2,172,737	0.5
	Total Long-Term Investments
	(Cost $449,708,181)	437,998,221	89.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 12.2%
	U.S. Treasury Obligations: 4.1%
20,000,000 (5)	United States Treasury Bill, 3.390%, 02/05/2026	19,933,300	4.1

	Certificates of Deposits: 0.6%
900,000 (6)	Credit Agricole Corporate and Investment Bank, 4.276%, 04/14/2026	900,743	0.2
900,000 (6)	Mitsubishi UFJ Trust & Banking Corp., 4.463%, 03/11/2026	900,375	0.2
900,000 (6)	Sumitomo Mitsui Banking Corp., 4.177%, 03/06/2026	900,188	0.2
	Total Certificates of Deposits
	(Cost $2,701,306)	2,701,306	0.6

	Commercial Paper: 3.7%
250,000	Barton Capital, LLC, 3.800%, 01/15/2026	249,610	0.1
9,000,000	Concord Minutemen Capital Company, LLC, 3.870%, 02/06/2026	8,964,828	1.8
9,000,000	TotalFinaElf, 3.780%, 01/21/2026	8,980,449	1.8
	Total Commercial Paper
	(Cost $18,193,581)	18,194,887	3.7

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 1.9%
257,683 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $257,737, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $262,837, due 12/01/30-11/20/75)	$257,683	0.1
2,852,741 (6)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $2,853,357, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $2,910,602, due 01/31/26-11/15/55)	2,852,741	0.6
2,681,576 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $2,682,137, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $2,735,208, due 10/15/26-12/20/55)	2,681,576	0.5
717,224 (6)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $717,375, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $731,568, due 04/30/26-11/15/34)	717,224	0.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,714,086 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $2,714,676, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,759,910, due 04/15/28-02/15/55)	$2,714,086	0.6
	Total Repurchase Agreements
	(Cost $9,223,310)	9,223,310	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
9,264,000 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $9,264,000)	$9,264,000	1.9

	Total Short-Term Investments
	(Cost $59,312,710)	59,316,803	12.2
	Total Investments in Securities
	(Cost $509,020,891)	$497,315,024	101.8
	Liabilities in Excess of Other Assets	(8,564,922)	(1.8)
	Net Assets	$488,750,102	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2025.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$158,424,869	$—	$158,424,869
U.S. Government Agency Obligations	—	132,626,630	—	132,626,630
Corporate Bonds/Notes	—	126,803,512	—	126,803,512
Sovereign Bonds	—	12,620,144	—	12,620,144
Commercial Mortgage-Backed Securities	—	3,063,987	—	3,063,987
Asset-Backed Securities	—	2,286,342	—	2,286,342
Municipal Bonds	—	2,172,737	—	2,172,737
Short-Term Investments	9,264,000	50,052,803	—	59,316,803
Total Investments, at fair value	$9,264,000	$488,051,024	$—	$497,315,024
Other Financial Instruments+
Futures	108,290	—	—	108,290
Total Assets	$9,372,290	$488,051,024	$—	$497,423,314
Liabilities Table
Other Financial Instruments+
Futures	$(143,985)	$—	$—	$(143,985)
Total Liabilities	$(143,985)	$—	$—	$(143,985)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	116	03/31/26	$24,219,531	$2,743
U.S. Treasury 5-Year Note	298	03/31/26	32,572,797	(45,645)
U.S. Treasury 10-Year Note	195	03/20/26	21,925,313	(49,554)
U.S. Treasury Long Bond	3	03/20/26	346,781	(1,975)
U.S. Treasury Ultra Long Bond	20	03/20/26	2,360,000	(46,811)
			$81,424,422	$(141,242)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(264)	03/20/26	(30,364,125)	105,547
			$(30,364,125)	$105,547

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$108,290
Total Asset Derivatives		$108,290

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$143,985
Total Liability Derivatives		$143,985

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$115,474	$115,474
Interest rate contracts	(4,492,174)	—	(4,492,174)
Total	$(4,492,174)	$115,474	$(4,376,700)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$3,232,993
Total	$3,232,993

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $509,128,905.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,539,931
Gross Unrealized Depreciation	(15,389,507)
Net Unrealized Depreciation	$(11,849,576)

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya International Index Portfolio
Class ADV	NII	$0.2544
Class I	NII	$0.3153
Class S	NII	$0.2840
Class S2	NII	$0.2720

Voya RussellTM Large Cap Growth Index Portfolio
Class ADV	NII	$0.0132
Class I	NII	$0.1450
Class S	NII	$0.0681
All Classes	STCG	$0.2496
All Classes	LTCG	$7.8590

Voya RussellTM Large Cap Index Portfolio
Class ADV	NII	$0.5298
Class I	NII	$0.7167
Class S	NII	$0.6525
Class S2	NII	$0.6069
All Classes	LTCG	$1.0797

Voya RussellTM Large Cap Value Index Portfolio
Class ADV	NII	$2.2060
Class I	NII	$2.3464
Class S	NII	$1.7874
All Classes	STCG	$0.5149
All Classes	LTCG	$5.3932

Portfolio Name	Type	Per Share Amount
Voya RussellTM Mid Cap Growth Index Portfolio
Class I	NII	$0.1251
Class S	NII	$0.0037
All Classes	LTCG	$3.9182
All Classes	ROC	$2.4329

Voya RussellTM Mid Cap Index Portfolio
Class ADV	NII	$0.0818
Class I	NII	$0.1385
Class S	NII	$0.1076
Class S2	NII	$0.0882
All Classes	STCG	$0.0818
All Classes	LTCG	$1.2335

Voya RussellTM Small Cap Index Portfolio
Class ADV	NII	$0.1437
Class I	NII	$0.2133
Class S	NII	$0.1743
Class S2	NII	$0.1453
All Classes	STCG	$0.0524
All Classes	LTCG	$1.4361

Voya U.S. Bond Index Portfolio
Class ADV	NII	$0.3135
Class I	NII	$0.3601
Class S	NII	$0.3370
Class S2	NII	$0.3229

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

ROC – Return of capital

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Russell™ Large Cap Growth Index Portfolio	99.80%
Voya Russell™ Large Cap Index Portfolio	100.00%
Voya Russell™ Large Cap Value Index Portfolio	97.88%
Voya Russell™ Mid Cap Index Portfolio	99.99%
Voya Russell™ Small Cap Index Portfolio	57.82%

TAX INFORMATION (Unaudited) (continued)

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Russell™ Large Cap Growth Index Portfolio	$146,211,834
Voya Russell™ Large Cap Index Portfolio	$22,510,207
Voya Russell™ Large Cap Value Index Portfolio	$43,977,259
Voya Russell™ Mid Cap Growth Index Portfolio	$72,194,570
Voya Russell™ Mid Cap Index Portfolio	$102,653,140
Voya Russell™ Small Cap Index Portfolio	$56,190,605

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya International Index Portfolio	$6,201,828	$0.1498	82.02%

*       None of the Portfolios listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors (“Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya International Index Portfolio, Voya Russell™ Large Cap Growth Index Portfolio, Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Large Cap Value Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio, Voya Russell™ Mid Cap Index Portfolio, Voya Russell™ Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio , each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, with respect to each Portfolio that seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Portfolio achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Portfolios do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by- Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya International Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya International Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s net expense ratio.

Voya Russell™ Large Cap Growth Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Growth Index

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

Voya Russell™ Large Cap Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations. In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Voya Russell™ Large Cap Value Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Large Cap Value Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

Voya Russell™ Mid Cap Growth Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Mid Cap Growth Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Russell™ Mid Cap Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Mid Cap Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya Russell™ Small Cap Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya Russell™ Small Cap Index Portfolio,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fifth quintile; and (c) the Portfolio’s net expense ratio is ranked in the fifth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Portfolio’s pricing is competitive.

Voya U.S. Bond Index Portfolio

In considering whether to approve the renewal of the Contracts for Voya U.S. Bond Index Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fifth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the fourth quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIPALL (1225)

Annual Financial Statements and Other Information

December 31, 2025

Classes ADV, I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio
■	Voya Index Plus MidCap Portfolio
■	Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s ("SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio and the Board of Directors of Voya Variable Portfolios, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio and Voya Index Plus SmallCap Portfolio (collectively referred to as the “Portfolios”) (three of the portfolios constituting Voya Variable Portfolios, Inc. (the “Company”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios (three of the portfolios constituting Voya Variable Portfolios, Inc.) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

1

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2025

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$893,676,705	$732,240,723	$348,184,385
Short-term investments at fair value†	8,006,000	10,428,394	16,089,629
Cash	184,087	186,915	51,826
Cash collateral for futures contracts	426,354	528,835	572,066
Receivables:
Fund shares sold	2,497	141,098	49,522
Dividends	572,428	640,919	420,057
Interest	268	130	109
Foreign tax reclaims	348	492	–
Prepaid expenses	2,906	2,587	1,233
Reimbursement due from Investment Adviser	–	34,116	26,327
Other assets	84,706	55,214	26,919
Total assets	902,956,299	744,259,423	365,422,073
LIABILITIES:
Payable for fund shares redeemed	2,241,938	72,559	1,143,332
Payable upon receipt of securities loaned	–	2,359,394	8,715,629
Variation margin payable on futures contracts	49,163	86,480	59,100
Payable for investment management fees	392,801	318,871	154,063
Payable for distribution and shareholder service fees	3,665	3,838	1,562
Payable to directors under the deferred compensation plan (Note 6)	84,706	55,214	26,919
Payable for directors fees	2,189	1,846	879
Other accrued expenses and liabilities	219,683	210,826	106,453
Total liabilities	2,994,145	3,109,028	10,207,937
NET ASSETS	$899,962,154	$741,150,395	$355,214,136

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$522,150,026	$623,730,561	$300,895,195
Total distributable earnings	377,812,128	117,419,834	54,318,941
NET ASSETS	$899,962,154	$741,150,395	$355,214,136

+ Including securities loaned at value	$—	$2,287,972	$8,469,779
* Cost of investments in securities	$613,975,073	$663,621,159	$326,684,300
† Cost of short-term investments	$8,006,000	$10,428,394	$16,089,629

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025 (continued)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
Class ADV
Net assets	$1,360,082	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	45,091	n/a	n/a
Net asset value and redemption price per share	$30.16	n/a	n/a
Class I
Net assets	$884,169,357	$723,299,953	$348,002,458
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,696,541	34,139,679	15,067,113
Net asset value and redemption price per share	$30.81	$21.19	$23.10
Class S
Net assets	$14,432,715	$17,850,442	$7,211,678
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	475,956	864,619	317,066
Net asset value and redemption price per share	$30.32	$20.65	$22.75

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,566,741	$10,668,257	$5,727,879
Interest	27,168	26,047	15,479
Securities lending income, net	2,043	17,991	22,411
Other	5,861	4,690	2,215
Total investment income	10,601,813	10,716,985	5,767,984
EXPENSES:
Investment management fees	3,940,587	3,692,317	1,757,354
Distribution and shareholder service fees:
Class ADV	6,404	—	—
Class S	33,627	105,811	61,484
Transfer agent fees:
Class ADV	704	—	—
Class I	473,791	531,431	275,311
Class S	7,401	35,852	23,099
Shareholder reporting expense	17,908	54,931	37,976
Professional fees	76,915	61,966	32,651
Custody and accounting expense	57,006	47,841	33,527
Directors fees	21,892	18,461	8,785
Licensing fee (Note 8)	131,366	124,781	60,938
Miscellaneous expense	47,851	48,234	15,955
Interest expense	7,502	—	—
Total expenses	4,822,954	4,721,625	2,307,080
(Waived and reimbursed)/ recouped fees	70,197	(153,553)	(126,852)
Net expenses	4,893,151	4,568,072	2,180,228
Net investment income	5,708,662	6,148,913	3,587,756
REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments	90,949,247	42,377,758	29,759,074
Futures	2,632,428	1,965,764	130,483
Net realized gain	93,581,675	44,343,522	29,889,557
Net change in unrealized appreciation (depreciation) on:
Investments	23,688,910	(8,714,327)	(10,158,186)
Futures	154,974	(110,571)	(113,282)
Net change in unrealized appreciation (depreciation)	23,843,884	(8,824,898)	(10,271,468)
Net realized and unrealized gain	117,425,559	35,518,624	19,618,089
Increase in net assets resulting from operations	$123,134,221	$41,667,537	$23,205,845

* Foreign taxes withheld	$5,866	$11,244	$19,965

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$5,708,662	$6,602,992	$6,148,913	$4,665,544
Net realized gain	93,581,675	120,701,985	44,343,522	53,826,411
Net change in unrealized appreciation (depreciation)	23,843,884	59,471,751	(8,824,898)	12,091,017
Increase in net assets resulting from operations	123,134,221	186,776,728	41,667,537	70,582,972
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(131,070)	(70,786)	—	—
Class I	(93,707,118)	(42,282,006)	(54,463,269)	(19,307,860)
Class S	(1,514,037)	(5,284,112)	(4,087,000)	(2,034,984)
Total distributions	(95,352,225)	(47,636,904)	(58,550,269)	(21,342,844)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,808,325	12,608,317	321,884,670	4,508,747
Reinvestment of distributions	95,352,225	47,636,904	58,550,269	21,342,844
	164,160,550	60,245,221	380,434,939	25,851,591
Cost of shares redeemed	(125,899,076)	(172,873,348)	(127,164,966)	(57,198,043)
Net increase (decrease) in net assets resulting from capital share transactions	38,261,474	(112,628,127)	253,269,973	(31,346,452)
Net increase in net assets	66,043,470	26,511,697	236,387,241	17,893,676
NET ASSETS:
Beginning of year or period	833,918,684	807,406,987	504,763,154	486,869,478
End of year or period	$899,962,154	$833,918,684	$741,150,395	$504,763,154

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$3,587,756	$2,536,851
Net realized gain	29,889,557	19,516,449
Net change in unrealized appreciation (depreciation)	(10,271,468)	(3,011,698)
Increase in net assets resulting from operations	23,205,845	19,041,602
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(20,042,148)	(8,900,950)
Class S	(1,881,726)	(1,522,156)
Total distributions	(21,923,874)	(10,423,106)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	172,203,480	5,090,416
Reinvestment of distributions	21,923,874	10,423,106
	194,127,354	15,513,522
Cost of shares redeemed	(69,770,279)	(29,443,674)
Net increase (decrease) in net assets resulting from capital share transactions	124,357,075	(13,930,152)
Net increase (decrease) in net assets	125,639,046	(5,311,656)
NET ASSETS:
Beginning of year or period	229,575,090	234,886,746
End of year or period	$355,214,136	$229,575,090

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
12-31-25	29.63	0.04	•	3.67	3.71	0.06	3.12	—	3.18	—	30.16	14.62	1.05	1.05	1.05	0.15	1,360	63
12-31-24	25.09	0.08	•	5.89	5.97	0.12	1.31	—	1.43	—	29.63	24.57	1.05	1.05	1.05	0.29	1,318	59
12-31-23	20.58	0.11	•	5.02	5.13	0.10	0.51	—	0.61	—	25.09	25.42	1.07	1.05	1.05	0.49	1,314	59
12-31-22	34.59	0.10	•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08	•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
Class I
12-31-25	30.23	0.19	•	3.74	3.93	0.23	3.12	—	3.35	—	30.81	15.20	0.55	0.55	0.55	0.66	884,169	63
12-31-24	25.56	0.22	•	6.01	6.23	0.25	1.31	—	1.56	—	30.23	25.20	0.55	0.55	0.55	0.80	828,114	59
12-31-23	20.96	0.23	•	5.11	5.34	0.22	0.51	—	0.73	—	25.56	26.07	0.57	0.55	0.55	0.99	707,743	59
12-31-22	35.11	0.22	•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24	•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
Class S
12-31-25	29.80	0.12	•	3.67	3.79	0.15	3.12	—	3.27	—	30.32	14.89	0.80	0.80	0.80	0.42	14,433	63
12-31-24	25.21	0.15	•	5.93	6.08	0.18	1.31	—	1.49	—	29.80	24.92	0.80	0.80	0.80	0.54	4,487	59
12-31-23	20.68	0.17	•	5.03	5.20	0.16	0.51	—	0.67	—	25.21	25.71	0.82	0.80	0.80	0.74	98,350	59
12-31-22	34.72	0.16	•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16	•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
Voya Index Plus MidCap Portfolio
Class I
12-31-25	21.28	0.17	•	1.34	1.51	0.13	1.47	—	1.60	—	21.19	8.16	0.63	0.60	0.60	0.85	723,300	71
12-31-24	19.29	0.19	•	2.68	2.87	0.22	0.66	—	0.88	—	21.28	15.17	0.66	0.60	0.60	0.95	462,353	60
12-31-23	17.31	0.20	•	2.68	2.88	0.20	0.70	—	0.90	—	19.29	17.52	0.68	0.60	0.60	1.13	437,514	58
12-31-22	26.18	0.20	•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20	•	5.52	5.72	0.21	0.08	—	0.29	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
Class S
12-31-25	20.78	0.12	•	1.31	1.43	0.09	1.47	—	1.56	—	20.65	7.89	0.88	0.85	0.85	0.60	17,850	71
12-31-24	18.85	0.14	•	2.62	2.76	0.17	0.66	—	0.83	—	20.78	14.92	0.91	0.85	0.85	0.70	42,410	60
12-31-23	16.93	0.15	•	2.62	2.77	0.15	0.70	—	0.85	—	18.85	17.20	0.93	0.85	0.85	0.88	49,355	58
12-31-22	25.71	0.15	•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13	•	5.44	5.57	0.16	0.08	—	0.24	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
Voya Index Plus SmallCap Portfolio
Class I
12-31-25	22.78	0.22	•	1.41	1.63	0.15	1.17	—	1.32	—	23.10	8.27	0.64	0.60	0.60	1.04	348,002	76
12-31-24	21.95	0.25	•	1.59	1.84	0.28	0.73	—	1.01	—	22.78	8.69	0.68	0.60	0.60	1.13	199,103	59
12-31-23	19.52	0.25	•	3.10	3.35	0.22	0.71	—	0.93	—	21.95	18.21	0.70	0.60	0.60	1.27	198,371	57
12-31-22	27.28	0.19	•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23	•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
Class S
12-31-25	22.42	0.16	•	1.43	1.59	0.09	1.17	—	1.26	—	22.75	8.12	0.89	0.85	0.85	0.78	7,212	76
12-31-24	21.62	0.19	•	1.56	1.75	0.22	0.73	—	0.95	—	22.42	8.39	0.93	0.85	0.85	0.88	30,472	59
12-31-23	19.23	0.20	•	3.05	3.25	0.16	0.71	—	0.87	—	21.62	17.89	0.95	0.85	0.85	1.01	36,515	57
12-31-22	26.91	0.14	•	(4.01)	(3.87)	0.15	3.66	—	3.81	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57
12-31-21	21.11	0.16	•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

9

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended December 31, 2025, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of $8,048,768, $7,783,530, and $4,272,123, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at December 31, 2025.

I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio.

Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$549,176,839	$598,399,358
Index Plus MidCap	717,693,924	514,662,152
Index Plus SmallCap	365,120,474	262,818,483

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

ReliaStar Life Insurance Company	Index Plus MidCap	20.46%
	Index Plus
	SmallCap	25.67
Voya Retirement Insurance and Annuity Company	Index Plus
	LargeCap	79.63
	Index Plus MidCap	65.37
	Index Plus
	SmallCap	54.65

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended December 31, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Index Plus LargeCap	$481,610
Index Plus MidCap	567,175
Index Plus SmallCap	298,231

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with other funds. For the year ended December 31, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — LICENSING FEE

The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class
Portfolio	ADV	I	S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%

The Investment Adviser may until May 1, 2026 recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment

Adviser until May 1, 2026, and the related expiration dates, as of December 31, 2025, are as follows:

	December 31,
	2026	2027	2028	Total
Index Plus LargeCap
Class ADV	$221	$10	$—	$231
Class I	106,337	8,162	—	114,499
Class S	17,191	81	—	17,272
Index Plus MidCap
Class I	$329,963	$257,037	$144,079	$731,079
Class S	41,286	26,683	9,474	77,443
Index Plus SmallCap
Class I	$181,687	$157,896	$117,681	$457,264
Class S	36,377	26,660	9,171	72,208

The Expense Limitation Agreement is contractual through May 1, 2026. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the year ended December 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Index Plus LargeCap	3	$16,889,000	5.33%

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
12/31/2025	379	—	5,203	(4,961)	—	621	11,139	—	131,070	(141,560)	—	649
12/31/2024	3,245	—	2,704	(13,839)	—	(7,890)	87,855	—	70,786	(381,090)	—	(222,449)
Class I
12/31/2025	1,872,135	—	3,653,299	(4,224,641)	—	1,300,793	57,968,705	—	93,707,118	(123,283,545)	—	28,392,278
12/31/2024	424,788	—	1,588,355	(2,305,453)	—	(292,310)	11,811,815	—	42,282,006	(65,088,451)	—	(10,994,630)
Class S
12/31/2025	351,005	—	59,867	(85,514)	—	325,358	10,828,481	—	1,514,037	(2,473,971)	—	9,868,547
12/31/2024	24,976	—	201,070	(3,976,064)	—	(3,750,018)	708,647	—	5,284,112	(107,403,807)	—	(101,411,048)
Index Plus MidCap
Class I
12/31/2025	13,577,019	—	2,920,283	(4,080,510)	—	12,416,792	304,666,188	—	54,463,269	(82,962,429)	—	276,167,028
12/31/2024	182,884	—	962,505	(2,100,787)	—	(955,398)	3,740,431	—	19,307,860	(42,886,125)	—	(19,837,834)
Class S
12/31/2025	788,813	—	224,437	(2,189,389)	—	(1,176,139)	17,218,482	—	4,087,000	(44,202,537)	—	(22,897,055)
12/31/2024	37,945	—	103,720	(718,524)	—	(576,859)	768,316	—	2,034,984	(14,311,918)	—	(11,508,618)
Index Plus SmallCap
Class I
12/31/2025	7,077,089	—	1,027,802	(1,779,954)	—	6,324,937	165,902,922	—	20,042,148	(38,809,766)	—	147,135,304
12/31/2024	196,475	—	415,932	(908,128)	—	(295,721)	4,292,662	—	8,900,950	(19,991,956)	—	(6,798,344)
Class S
12/31/2025	274,443	—	97,905	(1,414,340)	—	(1,041,992)	6,300,558	—	1,881,726	(30,960,513)	—	(22,778,229)
12/31/2024	36,687	—	72,140	(438,649)	—	(329,822)	797,754	—	1,522,156	(9,451,718)	—	(7,131,808)

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 12 — SECURITIES LENDING (continued)

which are subject to offset under the Agreement as of December 31, 2025:

Index Plus MidCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Securities Corp.	$123,074	$(123,074)	$—
BofA Securities Inc	24,265	(24,265)	—
Deutsche Bank Securities Inc.	451,000	(451,000)	—
Scotia Capital (USA) INC	868,913	(868,913)	—
SG Americas Securities, LLC	1,272	(1,272)	—
UBS AG	819,448	(819,448)	—
Total	$2,287,972	$(2,287,972)	$—

(1)	Cash collateral with a fair value of $2,359,394 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$994,899	$(994,899)	$—
BNP Paribas Securities Corp.	617,273	(617,273)	—
Citadel Securities LLC	166,139	(166,139)	—
Citigroup Global Markets Inc.	288,810	(288,810)	—
Deutsche Bank Securities Inc.	139,054	(139,054)	—
Goldman, Sachs & Co. LLC	1,100	(1,100)	—
HSBC Bank PLC	2,483,682	(2,483,682)	—
J.P. Morgan Securities LLC	2,918,791	(2,918,791)	—
Jefferies LLC	85,825	(85,825)	—
National Financial Services LLC	259,769	(259,769)	—
Nomura Securities International, Inc.	304,411	(304,411)	—
Scotia Capital (USA) INC	16,906	(16,906)	—
UBS AG	81,808	(81,808)	—
Wells Fargo Securities LLC	111,312	(111,312)	—
Total	$8,469,779	$(8,469,779)	$—

(1)	Cash collateral with a fair value of $8,715,629 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Index Plus LargeCap	$1,298	$(1,298)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Index Plus LargeCap	$29,998,969	$65,353,256	$8,974,629	$38,662,275
Index Plus MidCap	20,355,534	38,194,735	5,958,051	15,384,793
Index Plus SmallCap	9,211,609	12,712,265	3,589,095	6,834,011

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized		Total
	Ordinary	Long-term	Appreciation/	Capital Loss	Distributable
	Income	Capital Gains	(Depreciation)	Carryforward	Earnings/(Loss)
Index Plus LargeCap	$17,840,141	$81,988,460	$277,983,527	$—	$377,812,128
Index Plus MidCap	8,280,524	42,811,327	66,327,983	—	117,419,834
Index Plus SmallCap	13,004,639	21,258,416	20,055,886	—	54,318,941

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

19

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.3%
	Communication Services: 9.7%
142,484	Alphabet, Inc. - Class A	$44,597,492	5.0
106,121	AT&T, Inc.	2,636,046	0.3
37,442	Fox Corp. - Class A	2,735,887	0.3
39,689 (1)	Liberty Global Ltd. - Class A	442,135	0.0
32,862	Meta Platforms, Inc. - Class A	21,691,878	2.4
76,900 (1)	Netflix, Inc.	7,210,144	0.8
37,136	New York Times Co. - Class A	2,577,981	0.3
16,288 (1)	Roku, Inc.	1,767,085	0.2
6,968	T-Mobile US, Inc.	1,414,783	0.2
49,584	Verizon Communications, Inc.	2,019,556	0.2
		87,092,987	9.7

	Consumer Discretionary: 10.3%
341,169	ADT, Inc.	2,753,234	0.3
3,485 (1)	Airbnb, Inc. - Class A	472,984	0.1
167,504 (1)	Amazon.com, Inc.	38,663,273	4.3
1,461	Booking Holdings, Inc.	7,824,137	0.9
42,412 (1)	Carnival Corp.	1,295,262	0.1
1,317 (1)	Carvana Co.	555,800	0.1
15,847 (1)	Coupang, Inc.	373,831	0.0
13,177 (1)	DraftKings, Inc. - Class A	454,079	0.0
7,064	Expedia Group, Inc.	2,001,302	0.2
6,398 (1)	Five Below, Inc.	1,205,127	0.1
19,393	General Motors Co.	1,577,039	0.2
12,043 (1)	Grand Canyon Education, Inc.	2,002,871	0.2
7,284	Las Vegas Sands Corp.	474,116	0.1
1,908	Lithia Motors, Inc.	634,086	0.1
10,028 (1)	On Holding AG - Class A	466,101	0.1
5,960	PVH Corp.	399,439	0.0
9,201	Ralph Lauren Corp.	3,253,566	0.4
6,845	Ross Stores, Inc.	1,233,058	0.1
36,348 (1)	Tesla, Inc.	16,346,423	1.8
54,119	TJX Cos., Inc.	8,313,220	0.9
35,094	Travel + Leisure Co.	2,475,180	0.3
		92,774,128	10.3

	Consumer Staples: 4.4%
117,815	Altria Group, Inc.	6,793,213	0.8
27,545 (1)	BellRing Brands, Inc.	736,278	0.1
61,375	Coca-Cola Co.	4,290,726	0.5
84,447	Colgate-Palmolive Co.	6,673,002	0.7
1,123	Costco Wholesale Corp.	968,408	0.1
7,362	Lancaster Colony Corp.	1,210,460	0.1
87,327 (1)	Monster Beverage Corp.	6,695,361	0.7
25,807	PepsiCo, Inc.	3,703,821	0.4
15,590	Procter & Gamble Co.	2,234,203	0.3
70,744 (1)	US Foods Holding Corp.	5,328,438	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
10,357	Walmart, Inc.	$1,153,873	0.1
		39,787,783	4.4

	Energy: 2.6%
16,345 (1)	Antero Resources Corp.	563,249	0.1
32,547	Chesapeake Energy Corp.	3,591,887	0.4
25,624	Devon Energy Corp.	938,607	0.1
28,973	EQT Corp.	1,552,953	0.2
15,942	Exxon Mobil Corp.	1,918,460	0.2
33,187	Halliburton Co.	937,865	0.1
10,689	HF Sinclair Corp.	492,549	0.1
64,224	ONEOK, Inc.	4,720,464	0.5
13,162	Phillips 66	1,698,424	0.2
12,860	Range Resources Corp.	453,444	0.0
28,042	Valero Energy Corp.	4,564,957	0.5
37,599	Williams Cos., Inc.	2,260,076	0.2
		23,692,935	2.6

	Financials: 12.7%
9,302	Allstate Corp.	1,936,211	0.2
11,511	Ameriprise Financial, Inc.	5,644,304	0.6
10,219	Axis Capital Holdings Ltd.	1,094,353	0.1
12,044	Bank of America Corp.	662,420	0.1
39,921	Bank of New York Mellon Corp.	4,634,429	0.5
16,463 (1)	Berkshire Hathaway, Inc. - Class B	8,275,127	0.9
20,219 (1)	Block, Inc.	1,316,055	0.2
18,827	Cboe Global Markets, Inc.	4,725,577	0.5
65,063	Charles Schwab Corp.	6,500,444	0.7
78,569	Citigroup, Inc.	9,168,217	1.0
26,603	CME Group, Inc.	7,264,747	0.8
38,673	Equitable Holdings, Inc.	1,842,769	0.2
4,328	Evercore, Inc. - Class A	1,472,602	0.2
18,038	Globe Life, Inc.	2,522,795	0.3
42,208	Hartford Financial Services Group, Inc.	5,816,262	0.7
12,678	Interactive Brokers Group, Inc. - Class A	815,322	0.1
23,119	JPMorgan Chase & Co.	7,449,404	0.8
3,793	Marsh & McLennan Cos., Inc.	703,677	0.1
2,013	Mastercard, Inc. - Class A	1,149,181	0.1
9,279	MetLife, Inc.	732,484	0.1
5,244	MSCI, Inc.	3,008,640	0.3
15,082	Northern Trust Corp.	2,060,050	0.2
8,220	OneMain Holdings, Inc.	555,261	0.1
64,768	PayPal Holdings, Inc.	3,781,156	0.4
31,164	Popular, Inc.	3,880,541	0.4

See Accompanying Notes to Financial Statements

20

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
45,183	SLM Corp.	$1,222,652	0.1
51,898	Synchrony Financial	4,329,850	0.5
89,707 (1)	Toast, Inc. - Class A	3,185,496	0.4
33,204	Tradeweb Markets, Inc. - Class A	3,570,758	0.4
17,582	Truist Financial Corp.	865,210	0.1
37,044	Unum Group	2,870,910	0.3
137,263	US Bancorp	7,324,354	0.8
9,464	Visa, Inc. - Class A	3,319,120	0.4
16,977	Zions Bancorp NA	993,834	0.1
		114,694,212	12.7

	Health Care: 9.8%
27,634	AbbVie, Inc.	6,314,093	0.7
5,919 (1)	Alnylam Pharmaceuticals, Inc.	2,353,690	0.3
42,039 (1)	Boston Scientific Corp.	4,008,419	0.4
74,524	Bristol-Myers Squibb Co.	4,019,825	0.4
25,777	Cardinal Health, Inc.	5,297,173	0.6
25,695 (1)	Centene Corp.	1,057,349	0.1
7,736	Cigna Group	2,129,179	0.2
7,270 (1)	Dexcom, Inc.	482,510	0.1
32,834 (1)	Doximity, Inc. - Class A	1,453,889	0.2
1,631	Elevance Health, Inc.	571,747	0.1
8,208	Eli Lilly & Co.	8,820,973	1.0
44,216 (1)	Exelixis, Inc.	1,937,987	0.2
23,159	Gilead Sciences, Inc.	2,842,536	0.3
2,293	Humana, Inc.	587,306	0.1
30,246 (1)	Incyte Corp.	2,987,397	0.3
4,047 (1)	Inspire Medical Systems, Inc.	373,255	0.0
8,113 (1)	Insulet Corp.	2,306,039	0.3
19,999 (1)	IQVIA Holdings, Inc.	4,507,975	0.5
15,995 (1)	Jazz Pharmaceuticals PLC	2,719,150	0.3
54,248	Johnson & Johnson	11,226,624	1.2
6,303	McKesson Corp.	5,170,288	0.6
72,832	Medtronic PLC	6,996,242	0.8
18,718	Merck & Co., Inc.	1,970,257	0.2
9,883 (1)	Natera, Inc.	2,264,096	0.3
13,152 (1)	Neurocrine Biosciences, Inc.	1,865,348	0.2
1,462	Regeneron Pharmaceuticals, Inc.	1,128,474	0.1
1,852	UnitedHealth Group, Inc.	611,364	0.1
8,146 (1)	Veeva Systems, Inc. - Class A	1,818,432	0.2
		87,821,617	9.8

	Industrials: 9.2%
18,814	AMETEK, Inc.	3,862,702	0.4
6,239	Applied Industrial Technologies, Inc.	1,601,988	0.2
30,978	Cintas Corp.	5,826,033	0.6
3,298	Curtiss-Wright Corp.	1,818,088	0.2
38,524	Delta Air Lines, Inc.	2,673,566	0.3
9,031	Eaton Corp. PLC	2,876,464	0.3
32,526	Emerson Electric Co.	4,316,851	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
37,012 (1)	ExlService Holdings, Inc.	$1,570,789	0.2
46,382	Flowserve Corp.	3,217,983	0.4
92,677	Fortive Corp.	5,116,697	0.6
4,497	GE Aerospace	1,385,211	0.2
17,863	Honeywell International, Inc.	3,484,893	0.4
62,831	Ingersoll Rand, Inc.	4,977,472	0.5
5,764	ITT, Inc.	1,000,112	0.1
3,728	Johnson Controls International PLC	446,428	0.0
27,094 (1)	Kirby Corp.	2,985,217	0.3
7,165	Leidos Holdings, Inc.	1,292,566	0.1
49,227 (1)	Lyft, Inc. - Class A	953,527	0.1
9,167 (1)	Nextracker, Inc. - Class A	798,537	0.1
5,671	Parker-Hannifin Corp.	4,984,582	0.6
8,245	Paycom Software, Inc.	1,313,923	0.1
13,418	Regal Rexnord Corp.	1,882,814	0.2
3,168 (1)	SPX Technologies, Inc.	633,790	0.1
36,801	SS&C Technologies Holdings, Inc.	3,217,143	0.4
20,620	Textron, Inc.	1,797,445	0.2
7,550	Trane Technologies PLC	2,938,460	0.3
80,220 (1)	Uber Technologies, Inc.	6,554,776	0.7
19,253	UL Solutions, Inc. - Class A	1,518,292	0.2
6,041	Union Pacific Corp.	1,397,404	0.2
4,755 (1)	United Airlines Holdings, Inc.	531,704	0.1
10,578	Vertiv Holdings Co. - Class A	1,713,742	0.2
13,151	Watts Water Technologies, Inc. - Class A	3,629,939	0.4
		82,319,138	9.2

	Information Technology: 34.6%
12,488 (1)	Adobe, Inc.	4,370,675	0.5
13,212 (1)	Advanced Micro Devices, Inc.	2,829,482	0.3
220,361	Apple, Inc.	59,907,341	6.7
11,416	Applied Materials, Inc.	2,933,798	0.3
2,146 (1)	AppLovin Corp. - Class A	1,446,018	0.2
36,499 (1)	Arista Networks, Inc.	4,782,464	0.5
54,919	Avnet, Inc.	2,640,505	0.3
69,505	Broadcom, Inc.	24,055,680	2.7
8,420 (1)	Cadence Design Systems, Inc.	2,631,924	0.3
21,434	Cisco Systems, Inc.	1,651,061	0.2
907 (1)	Crowdstrike Holdings, Inc. - Class A	425,165	0.0
19,405 (1)	Datadog, Inc. - Class A	2,638,886	0.3
8,207 (1)	DocuSign, Inc.	561,359	0.1
141,021 (1)	DXC Technology Co.	2,065,958	0.2
9,718 (1)	Dynatrace, Inc.	421,178	0.0
14,678 (1)	Elastic NV	1,107,308	0.1

See Accompanying Notes to Financial Statements

21

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,115 (1)	F5, Inc.	$1,816,175	0.2
13,402 (1)	GoDaddy, Inc. - Class A	1,662,920	0.2
41,630	Hewlett Packard Enterprise Co.	999,953	0.1
5,668 (1)	HubSpot, Inc.	2,274,568	0.3
662	Intuit, Inc.	438,522	0.0
2,461 (1)	Keysight Technologies, Inc.	500,051	0.1
3,771	KLA Corp.	4,582,067	0.5
52,042 (1)	Kyndryl Holdings, Inc.	1,382,236	0.2
33,103	Lam Research Corp.	5,666,572	0.6
10,809	Micron Technology, Inc.	3,084,997	0.3
117,489	Microsoft Corp.	56,820,030	6.3
1,052 (1)	MongoDB, Inc.	441,514	0.0
30,535	NetApp, Inc.	3,269,993	0.4
41,590 (1)	Nutanix, Inc. - Class A	2,149,787	0.2
401,446	NVIDIA Corp.	74,869,679	8.3
14,984	Oracle Corp.	2,920,531	0.3
24,664 (1)	Palantir Technologies, Inc. - Class A	4,384,026	0.5
11,623 (1)	Palo Alto Networks, Inc.	2,140,957	0.2
29,589 (1)	Pure Storage, Inc. - Class A	1,982,759	0.2
46,762	Qualcomm, Inc.	7,998,640	0.9
25,156 (1)	Rambus, Inc.	2,311,585	0.3
12,312	Salesforce, Inc.	3,261,572	0.4
11,794 (1)	Samsara, Inc. - Class A	418,097	0.0
3,301 (1)	Sandisk Corp.	783,591	0.1
29,934 (1)	SentinelOne, Inc. - Class A	449,010	0.1
38,630 (1)	ServiceNow, Inc.	5,917,730	0.7
3,166 (1)	Snowflake, Inc. - Class A	694,494	0.1
8,251 (1)	Workday, Inc. - Class A	1,772,150	0.2
10,887 (1)	Zoom Video Communications, Inc. - Class A	939,439	0.1
5,108 (1)	Zscaler, Inc.	1,148,891	0.1
		311,551,338	34.6

	Materials: 1.3%
6,766	Corteva, Inc.	453,525	0.1
73,271	DuPont de Nemours, Inc.	2,945,494	0.3
5,091	Ecolab, Inc.	1,336,489	0.2
109,799	Element Solutions, Inc.	2,743,877	0.3
24,937	Freeport-McMoRan, Inc.	1,266,550	0.1
20,164	Newmont Corp.	2,013,376	0.2
21,039	Smurfit WestRock PLC	813,578	0.1
		11,572,889	1.3

	Real Estate: 2.3%
5,357	American Tower Corp.	940,529	0.1
125,401	Brixmor Property Group, Inc.	3,288,014	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
18,803 (1)	CBRE Group, Inc. - Class A	$3,023,334	0.3
14,610	COPT Defense Properties	406,158	0.0
14,979	Digital Realty Trust, Inc.	2,317,401	0.3
7,608 (1)	Jones Lang LaSalle, Inc.	2,559,864	0.3
21,598	Regency Centers Corp.	1,490,910	0.2
138,313	Sabra Health Care REIT, Inc.	2,619,648	0.3
20,735	Simon Property Group, Inc.	3,838,256	0.4
		20,484,114	2.3

	Utilities: 2.4%
40,017	Black Hills Corp.	2,777,980	0.3
12,075	Duke Energy Corp.	1,415,311	0.2
77,776	Edison International	4,668,116	0.5
4,774	Entergy Corp.	441,261	0.1
26,931	Eversource Energy	1,813,264	0.2
16,551	National Fuel Gas Co.	1,325,073	0.1
64,361	NiSource, Inc.	2,687,715	0.3
283,417	PG&E Corp.	4,554,511	0.5
36,706	Portland General Electric Co.	1,761,521	0.2
1,176 (1)	Talen Energy Corp.	440,812	0.0
		21,885,564	2.4

	Total Common Stock (Cost $613,975,073)	893,676,705	99.3

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
8,006,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $8,006,000)	$8,006,000	0.9

	Total Short-Term Investments (Cost $8,006,000)	8,006,000	0.9

	Total Investments in Securities (Cost $621,981,073)	$901,682,705	100.2
	Liabilities in Excess of Other Assets	(1,720,551)	(0.2)
	Net Assets	$899,962,154	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

22

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$893,676,705	$—	$—	$893,676,705
Short-Term Investments	8,006,000	—	—	8,006,000
Total Investments, at fair value	$901,682,705	$—	$—	$901,682,705
Liabilities Table
Other Financial Instruments+
Futures	$(150)	$—	$—	$(150)
Total Liabilities	$(150)	$—	$—	$(150)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	19	03/20/26	$6,547,875	$(150)
			$6,547,875	$(150)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$150
Total Liability Derivatives		$150

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,632,428
Total	$2,632,428

See Accompanying Notes to Financial Statements

23

Voya Index Plus LargeCap Portfolio
PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$154,974
Total	$154,974

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $623,699,028.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$292,463,409
Gross Unrealized Depreciation	(14,479,882)
Net Unrealized Appreciation	$277,983,527

See Accompanying Notes to Financial Statements

24

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 1.5%
18,537 (1)	EchoStar Corp. - Class A	$2,014,972	0.3
5,413	Fox Corp. - Class A	395,528	0.0
74,223	Iridium Communications, Inc.	1,289,996	0.2
32,048 (1)	Liberty Global Ltd. - Class A	357,015	0.0
80,782	New York Times Co. - Class A	5,607,886	0.8
14,254 (1)	Pinterest, Inc. - Class A	369,036	0.0
12,308 (1)	Roku, Inc.	1,335,295	0.2
		11,369,728	1.5

	Consumer Discretionary: 11.5%
13,573 (1)	Abercrombie & Fitch Co. - Class A	1,708,434	0.2
282,784	ADT, Inc.	2,282,067	0.3
44,322	Aramark	1,633,709	0.2
119,478	Bath & Body Works, Inc.	2,399,118	0.3
91,830	BorgWarner, Inc.	4,137,860	0.6
22,542	Brunswick Corp.	1,673,518	0.2
3,780 (1)	Burlington Stores, Inc.	1,091,853	0.1
35,960 (1)	CarMax, Inc.	1,389,494	0.2
42,651 (1)	Carnival Corp.	1,302,562	0.2
27,731 (1)	Chewy, Inc. - Class A	916,510	0.1
10,567 (1)	Deckers Outdoor Corp.	1,095,481	0.1
21,670 (1)	DraftKings, Inc. - Class A	746,748	0.1
12,352 (1)	Duolingo, Inc.	2,167,776	0.3
5,470	Expedia Group, Inc.	1,549,706	0.2
23,111 (1)	Five Below, Inc.	4,353,188	0.6
95,103 (1)(2)	GameStop Corp. - Class A	1,909,668	0.3
91,731	Gap, Inc.	2,348,314	0.3
101,314	Gentex Corp.	2,357,577	0.3
3,420	Graham Holdings Co. - Class B	3,757,212	0.5
22,422 (1)	Grand Canyon Education, Inc.	3,729,003	0.5
54,953	H&R Block, Inc.	2,394,852	0.3
47,224 (1)	Hilton Grand Vacations, Inc.	2,113,274	0.3
5,699	Las Vegas Sands Corp.	370,948	0.1
31,213	Lear Corp.	3,577,010	0.5
13,828	Lithia Motors, Inc.	4,595,459	0.6
109,027	Macy's, Inc.	2,404,045	0.3
37,948 (1)	Mattel, Inc.	752,888	0.1
20,051 (1)	On Holding AG - Class A	931,970	0.1
13,767 (1)	Planet Fitness, Inc. - Class A	1,493,307	0.2
34,796	PVH Corp.	2,332,028	0.3
8,871	Ralph Lauren Corp.	3,136,874	0.4
7,562 (1)	Taylor Morrison Home Corp.	445,175	0.1
5,298	Tempur Sealy International, Inc.	473,005	0.1
2,217	Texas Roadhouse, Inc.	368,022	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
12,838	Toll Brothers, Inc.	$1,735,954	0.2
14,628 (1)	TopBuild Corp.	6,102,655	0.8
62,695	Travel + Leisure Co.	4,421,878	0.6
723 (1)	Ulta Beauty, Inc.	437,422	0.1
29,742	Visteon Corp.	2,828,464	0.4
3,926	Wingstop, Inc.	936,312	0.1
7,367	Wyndham Hotels & Resorts, Inc.	556,651	0.1
3,885	Wynn Resorts Ltd.	467,482	0.1
		85,425,473	11.5

	Consumer Staples: 4.2%
77,360 (1)	BellRing Brands, Inc.	2,067,833	0.3
4,130 (1)	Boston Beer Co., Inc. - Class A	805,887	0.1
2,841	Casey's General Stores, Inc.	1,570,249	0.2
41,899 (1)	Celsius Holdings, Inc.	1,916,460	0.3
19,665	Coca-Cola Consolidated, Inc.	3,014,644	0.4
32,470 (1)	Darling Ingredients, Inc.	1,168,920	0.1
18,636	Ingredion, Inc.	2,054,805	0.3
12,812	Lancaster Colony Corp.	2,106,549	0.3
55,703 (1)	Maplebear, Inc.	2,505,521	0.3
21,330 (1)	Performance Food Group Co.	1,917,994	0.3
21,591 (1)	Post Holdings, Inc.	2,138,589	0.3
25,343 (1)	Sprouts Farmers Market, Inc.	2,019,077	0.3
103,271 (1)	US Foods Holding Corp.	7,778,372	1.0
		31,064,900	4.2

	Energy: 3.9%
129,454 (1)	Antero Resources Corp.	4,460,985	0.6
16,371	Chesapeake Energy Corp.	1,806,704	0.2
26,134	Chord Energy Corp.	2,422,622	0.3
47,109	Devon Energy Corp.	1,725,603	0.2
5,936	DT Midstream, Inc.	710,420	0.1
7,061	EQT Corp.	378,470	0.1
71,300	HF Sinclair Corp.	3,285,504	0.4
6,979	ONEOK, Inc.	512,956	0.1
32,567	PBF Energy, Inc. - Class A	883,217	0.1
26,654	Permian Resources Corp.	373,956	0.1
120,579	Range Resources Corp.	4,251,615	0.6
100,890	TechnipFMC PLC	4,495,658	0.6
6,754	Valero Energy Corp.	1,099,484	0.2
29,780	Weatherford International PLC	2,330,583	0.3
		28,737,777	3.9

	Financials: 16.1%
2,776	Allstate Corp.	577,824	0.1

See Accompanying Notes to Financial Statements

25

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
21,493	Ally Financial, Inc.	$973,418	0.1
4,648	Ameriprise Financial, Inc.	2,279,100	0.3
16,232	Annaly Capital Management, Inc.	362,947	0.1
4,361	Assurant, Inc.	1,050,347	0.1
23,860	Axis Capital Holdings Ltd.	2,555,167	0.3
14,113	Bank of New York Mellon Corp.	1,638,378	0.2
85,700	Blue Owl Capital, Inc.	1,280,358	0.2
6,360	Carlyle Group, Inc.	375,940	0.1
6,006	Cboe Global Markets, Inc.	1,507,506	0.2
29,220	Comerica, Inc.	2,540,095	0.3
94,593	Commerce Bancshares, Inc.	4,950,998	0.7
21,339	Cullen/Frost Bankers, Inc.	2,702,158	0.4
5,844	East West Bancorp, Inc.	656,807	0.1
141,229	Equitable Holdings, Inc.	6,729,562	0.9
26,729 (1)	Euronet Worldwide, Inc.	2,034,344	0.3
18,497	Evercore, Inc. - Class A	6,293,604	0.9
396	F&G Annuities & Life, Inc.	12,217	0.0
57,219	F.N.B. Corp.	978,445	0.1
6,606	Fidelity National Financial, Inc.	360,622	0.0
34,370	First American Financial Corp.	2,111,693	0.3
38,049	Glacier Bancorp, Inc.	1,676,058	0.2
12,280	Globe Life, Inc.	1,717,481	0.2
80,410	Hancock Whitney Corp.	5,120,509	0.7
18,882	Hanover Insurance Group, Inc.	3,451,063	0.5
20,009	Hartford Financial Services Group, Inc.	2,757,240	0.4
30,157	Interactive Brokers Group, Inc. - Class A	1,939,397	0.3
20,859	Jefferies Financial Group, Inc.	1,292,632	0.2
39,111	Kemper Corp.	1,585,560	0.2
15,491	Lazard, Inc.	752,243	0.1
9,644	Morningstar, Inc.	2,095,738	0.3
2,324	MSCI, Inc.	1,333,348	0.2
7,960	Northern Trust Corp.	1,087,256	0.1
40,274	OneMain Holdings, Inc.	2,720,509	0.4
17,770	Pinnacle Financial Partners, Inc.	1,695,436	0.2
27,850	Popular, Inc.	3,467,882	0.5
9,840	Primerica, Inc.	2,542,262	0.3
56,750	Prosperity Bancshares, Inc.	3,921,992	0.5

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,223	Raymond James Financial, Inc.	$356,992	0.0
12,020	RenaissanceRe Holdings Ltd.	3,379,543	0.5
226,980	Rithm Capital Corp.	2,474,082	0.3
143,481	SLM Corp.	3,882,596	0.5
48,587	Southstate Bank Corp.	4,572,523	0.6
39,658	Synchrony Financial	3,308,667	0.4
32,075	Synovus Financial Corp.	1,605,354	0.2
34,024 (1)	Toast, Inc. - Class A	1,208,192	0.2
13,423	Tradeweb Markets, Inc. - Class A	1,443,509	0.2
74,944	Unum Group	5,808,160	0.8
205,825	Valley National Bancorp	2,404,036	0.3
31,626	Western Alliance Bancorp	2,658,798	0.4
89,512	Zions Bancorp NA	5,240,032	0.7
		119,470,620	16.1

	Health Care: 9.2%
2,924 (1)	Alnylam Pharmaceuticals, Inc.	1,162,729	0.2
58,601 (1)	BioMarin Pharmaceutical, Inc.	3,482,657	0.5
11,698	Cardinal Health, Inc.	2,403,939	0.3
10,551 (1)	Centene Corp.	434,174	0.1
68,355 (1)	Doximity, Inc. - Class A	3,026,759	0.4
64,459 (1)	Elanco Animal Health, Inc.	1,458,707	0.2
104,743 (1)	Exelixis, Inc.	4,590,886	0.6
17,676 (1)	Globus Medical, Inc. - Class A	1,543,291	0.2
8,860 (1)	Haemonetics Corp.	710,129	0.1
17,223 (1)	Halozyme Therapeutics, Inc.	1,159,108	0.2
11,839 (1)	HealthEquity, Inc.	1,084,571	0.2
22,997 (1)	Hims & Hers Health, Inc.	746,712	0.1
39,236 (1)	Illumina, Inc.	5,146,194	0.7
18,567 (1)	Incyte Corp.	1,833,863	0.3
9,040 (1)	Inspire Medical Systems, Inc.	833,759	0.1
3,728 (1)	Insulet Corp.	1,059,647	0.1
6,857 (1)	IQVIA Holdings, Inc.	1,545,636	0.2
28,037 (1)	Jazz Pharmaceuticals PLC	4,766,290	0.6
28,731 (1)	Lantheus Holdings, Inc.	1,912,048	0.3
49,696 (1)	LivaNova PLC	3,057,795	0.4
5,316 (1)	Medpace Holdings, Inc.	2,985,731	0.4
7,693 (1)	Natera, Inc.	1,762,389	0.2
37,702 (1)	Neurocrine Biosciences, Inc.	5,347,275	0.7
9,837 (1)	Penumbra, Inc.	3,058,422	0.4
27,489 (1)	Tenet Healthcare Corp.	5,462,614	0.7
12,345 (1)	United Therapeutics Corp.	6,015,101	0.8

See Accompanying Notes to Financial Statements

26

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,616 (1)	Veeva Systems, Inc. - Class A	$1,253,660	0.2
		67,844,086	9.2

	Industrials: 23.6%
16,893	Acuity Brands, Inc.	6,082,156	0.8
51,426	AECOM	4,902,441	0.7
1,754 (1)	AeroVironment, Inc.	424,275	0.1
3,465	AGCO Corp.	361,469	0.0
9,079 (1)	Alaska Air Group, Inc.	456,674	0.1
104,683 (1)	American Airlines Group, Inc.	1,604,790	0.2
4,568	AMETEK, Inc.	937,856	0.1
86,509 (1)	API Group Corp.	3,309,834	0.4
21,620	Applied Industrial Technologies, Inc.	5,551,367	0.7
31,616 (1)	ATI, Inc.	3,628,252	0.5
3,441	BWX Technologies, Inc.	594,742	0.1
9,930	Carlisle Cos., Inc.	3,176,210	0.4
8,141	Carpenter Technology Corp.	2,563,112	0.3
10,372 (1)	Chart Industries, Inc.	2,139,018	0.3
234,920 (1)	Clarivate PLC	784,633	0.1
2,632 (1)	Clean Harbors, Inc.	617,151	0.1
340,875	CNH Industrial NV	3,142,867	0.4
17,883	Concentrix Corp.	743,575	0.1
90,974 (1)	Core & Main, Inc. - Class A	4,727,919	0.6
14,465	Curtiss-Wright Corp.	7,974,121	1.1
33,859	Delta Air Lines, Inc.	2,349,815	0.3
45,910	Donaldson Co., Inc.	4,070,381	0.5
2,862	EMCOR Group, Inc.	1,750,943	0.2
71,891 (1)	ExlService Holdings, Inc.	3,051,054	0.4
75,606	Flowserve Corp.	5,245,544	0.7
34,905 (1)	Fluor Corp.	1,383,285	0.2
56,174	Fortive Corp.	3,101,367	0.4
51,582	Genpact Ltd.	2,413,006	0.3
42,892	Graco, Inc.	3,515,857	0.5
56,989	Hexcel Corp.	4,211,487	0.6
33,345	Ingersoll Rand, Inc.	2,641,591	0.4
29,457	ITT, Inc.	5,111,084	0.7
39,176 (1)	Kirby Corp.	4,316,412	0.6
4,310 (1)	Kratos Defense & Security Solutions, Inc.	327,172	0.0
13,335	Leidos Holdings, Inc.	2,405,634	0.3
1,486	Lincoln Electric Holdings, Inc.	356,105	0.0
84,913 (1)	Lyft, Inc. - Class A	1,644,765	0.2
1,685 (1)	MasTec, Inc.	366,268	0.1
17,020	MSA Safety, Inc.	2,725,583	0.4
7,898	MSC Industrial Direct Co., Inc. - Class A	664,222	0.1
50,216 (1)	Nextracker, Inc. - Class A	4,374,316	0.6
59,028	nVent Electric PLC	6,019,085	0.8
26,879	Oshkosh Corp.	3,376,809	0.5
7,875	Owens Corning	881,291	0.1
7,290 (1)	Parsons Corp.	450,522	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,341	Paycom Software, Inc.	$373,062	0.1
15,724 (1)	Paylocity Holding Corp.	2,397,910	0.3
9,548	Pentair PLC	994,329	0.1
13,614	RB Global, Inc.	1,400,472	0.2
28,238	Regal Rexnord Corp.	3,962,356	0.5
30,294	Ryder System, Inc.	5,797,969	0.8
6,402 (1)	Saia, Inc.	2,090,381	0.3
69,164	Schneider National, Inc. - Class B	1,834,921	0.2
52,228	Sensata Technologies Holding PLC	1,738,670	0.2
17,437 (1)	SPX Technologies, Inc.	3,488,446	0.5
5,921	SS&C Technologies Holdings, Inc.	517,614	0.1
7,169 (1)	Sterling Infrastructure, Inc.	2,195,363	0.3
22,198	Terex Corp.	1,184,929	0.2
7,802	Textron, Inc.	680,100	0.1
19,010	Timken Co.	1,599,311	0.2
40,482	TransUnion	3,471,332	0.5
25,064 (1)(2)	U-Haul Holding Co.	1,263,476	0.2
42,809	UL Solutions, Inc. - Class A	3,375,918	0.5
21,785 (1)	United Airlines Holdings, Inc.	2,435,999	0.3
9,130	Vertiv Holdings Co. - Class A	1,479,151	0.2
18,019	Watts Water Technologies, Inc. - Class A	4,973,604	0.7
24,686	WESCO International, Inc.	6,039,183	0.8
1,866	Woodward, Inc.	564,129	0.1
3,241 (1)	XPO, Inc.	440,484	0.1
		174,775,169	23.6

	Information Technology: 13.5%
19,664 (1)	Arrow Electronics, Inc.	2,166,580	0.3
77,127	Avnet, Inc.	3,708,266	0.5
29,721 (1)	BILL Holdings, Inc.	1,620,983	0.2
35,074 (1)	Ciena Corp.	8,202,756	1.1
26,832 (1)	Cirrus Logic, Inc.	3,179,592	0.4
26,022 (1)	Coherent Corp.	4,802,881	0.6
5,023 (1)	CommVault Systems, Inc.	629,683	0.1
2,472 (1)	Credo Technology Group Holding Ltd.	355,696	0.0
5,733 (1)	Datadog, Inc. - Class A	779,631	0.1
62,906 (1)	DocuSign, Inc.	4,302,770	0.6
104,350 (1)	DXC Technology Co.	1,528,728	0.2
101,345 (1)	Dynatrace, Inc.	4,392,292	0.6
10,261 (1)	Elastic NV	774,090	0.1
4,005	Entegris, Inc.	337,421	0.0
9,859 (1)	F5, Inc.	2,516,608	0.3
8,864 (1)	Fabrinet	4,035,602	0.5
96,971 (1)	Flex Ltd.	5,858,988	0.8
12,068 (1)	Guidewire Software, Inc.	2,425,789	0.3

See Accompanying Notes to Financial Statements

27

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
47,124	Hewlett Packard Enterprise Co.	$1,131,918	0.2
3,155 (1)	HubSpot, Inc.	1,266,102	0.2
2,204 (1)	Keysight Technologies, Inc.	447,831	0.1
115,763 (1)	Kyndryl Holdings, Inc.	3,074,665	0.4
16,684 (1)	Lattice Semiconductor Corp.	1,227,609	0.2
8,841 (1)	Lumentum Holdings, Inc.	3,258,704	0.4
2,886 (1)	MACOM Technology Solutions Holdings, Inc.	494,314	0.1
11,096 (1)	Manhattan Associates, Inc.	1,923,048	0.3
6,188	MKS Instruments, Inc.	988,842	0.1
19,056	NetApp, Inc.	2,040,707	0.3
99,210 (1)	Nutanix, Inc. - Class A	5,128,165	0.7
27,886 (1)	Okta, Inc.	2,411,302	0.3
11,395 (1)	Onto Innovation, Inc.	1,798,815	0.2
110,451 (1)	Pure Storage, Inc. - Class A	7,401,322	1.0
5,347 (1)	Qualys, Inc.	710,616	0.1
55,215 (1)	Rambus, Inc.	5,073,706	0.7
17,795 (1)	RingCentral, Inc. - Class A	513,920	0.1
20,376 (1)	Samsara, Inc. - Class A	722,329	0.1
1,756 (1)	Sandisk Corp.	416,839	0.1
24,829 (1)	SentinelOne, Inc. - Class A	372,435	0.1
14,847 (1)	Silicon Laboratories, Inc.	1,940,503	0.3
10,674	TD SYNNEX Corp.	1,603,555	0.2
31,403 (1)	Twilio, Inc. - Class A	4,466,763	0.6
		100,032,366	13.5

	Materials: 5.0%
45,460	Alcoa Corp.	2,415,744	0.3
32,649	AptarGroup, Inc.	3,981,872	0.6
32,048	Avient Corp.	1,001,180	0.1
50,799 (1)	Axalta Coating Systems Ltd.	1,641,316	0.2
50,569	Commercial Metals Co.	3,500,386	0.5
35,525	DuPont de Nemours, Inc.	1,428,105	0.2
74,510	Element Solutions, Inc.	1,862,005	0.3
115,506	Hecla Mining Co.	2,216,560	0.3
18,875 (1)(2)	MP Materials Corp.	953,565	0.1
2,420	NewMarket Corp.	1,663,169	0.2
3,227	Reliance Steel & Aluminum Co.	932,183	0.1
30,575	Royal Gold, Inc.	6,796,517	0.9
43,273	RPM International, Inc.	4,500,392	0.6
10,413	Smurfit WestRock PLC	402,671	0.1
83,046	Sonoco Products Co.	3,624,127	0.5
		36,919,792	5.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.7%
25,053	Agree Realty Corp.	$1,804,568	0.2
4,815	Boston Properties, Inc.	324,916	0.1
199,265	Brixmor Property Group, Inc.	5,224,728	0.7
4,193 (1)	CBRE Group, Inc. - Class A	674,193	0.1
137,915	COPT Defense Properties	3,834,037	0.5
137,092	Cousins Properties, Inc.	3,534,232	0.5
22,881	CubeSmart	824,860	0.1
8,441	Digital Realty Trust, Inc.	1,305,907	0.2
64,236	EPR Properties	3,205,376	0.4
78,336	First Industrial Realty Trust, Inc.	4,486,303	0.6
19,787 (1)	Jones Lang LaSalle, Inc.	6,657,732	0.9
31,012	Lamar Advertising Co. - Class A	3,925,499	0.5
119,044	National Retail Properties, Inc.	4,717,714	0.6
21,204	Regency Centers Corp.	1,463,712	0.2
219,909	Sabra Health Care REIT, Inc.	4,165,076	0.6
10,608	Simon Property Group, Inc.	1,963,647	0.3
47,966	STAG Industrial, Inc.	1,763,230	0.2
		49,875,730	6.7

	Utilities: 3.6%
54,186	Black Hills Corp.	3,761,592	0.5
30,935	Edison International	1,856,719	0.2
51,945	National Fuel Gas Co.	4,158,717	0.6
14,746	NorthWestern Corp.	951,707	0.1
10,578	ONE Gas, Inc.	817,150	0.1
92,528	PG&E Corp.	1,486,925	0.2
78,041	Portland General Electric Co.	3,745,188	0.5
17,077	Spire, Inc.	1,412,268	0.2
13,754 (1)	Talen Energy Corp.	5,155,549	0.7
89,487	UGI Corp.	3,349,498	0.5
		26,695,313	3.6
	Total Common Stock (Cost $663,621,159)	732,210,954	98.8

WARRANTS: 0.0%
	Consumer Discretionary: 0.0%
9,890 (1)	GameStop Corp.	29,769	0.0

	Total Warrants (Cost $—)	29,769	0.0
	Total Long-Term Investments (Cost $663,621,159)	732,240,723	98.8

See Accompanying Notes to Financial Statements

28

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.3%
1,000,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%- 5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	$1,000,000	0.2
217,000 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $217,045, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $221,340, due 10/15/26-12/20/55)	217,000	0.0
142,394 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $142,424, collateralized by various U.S. Government Securities, 0.625%- 4.875%, Market Value plus accrued interest $145,242, due 04/30/26-11/15/34)	142,394	0.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,000,218, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,016,884, due 04/15/28-02/15/55)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $2,359,394)	2,359,394	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,069,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $8,069,000)	$8,069,000	1.1

	Total Short-Term Investments (Cost $10,428,394)	10,428,394	1.4

	Total Investments in Securities (Cost $674,049,553)	$742,669,117	100.2
	Liabilities in Excess of Other Assets	(1,518,722)	(0.2)
	Net Assets	$741,150,395	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

29

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$732,210,954	$—	$—	$732,210,954
Warrants	29,769	—	—	29,769
Short-Term Investments	8,069,000	2,359,394	—	10,428,394
Total Investments, at fair value	$740,309,723	$2,359,394	$—	$742,669,117
Liabilities Table
Other Financial Instruments+
Futures	$(151,160)	$—	$—	$(151,160)
Total Liabilities	$(151,160)	$—	$—	$(151,160)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	23	03/20/26	$7,647,960	$(151,160)
			$7,647,960	$(151,160)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$151,160
Total Liability Derivatives		$151,160

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,965,764
Total	$1,965,764

See Accompanying Notes to Financial Statements

30

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(110,571)
Total	$(110,571)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $676,189,974.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$108,889,397
Gross Unrealized Depreciation	(42,561,414)
Net Unrealized Appreciation	$66,327,983

See Accompanying Notes to Financial Statements

31

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.1%
	Communication Services: 3.5%
26,583 (1)	Angi, Inc.	$343,718	0.1
15,207	ATN International, Inc.	346,720	0.1
31,311 (1)	Bandwidth, Inc. - Class A	483,755	0.1
2,080	Cable One, Inc.	234,728	0.1
63,833 (1)	Cars.com, Inc.	778,762	0.2
12,770 (1)	EverQuote, Inc. - Class A	344,790	0.1
30,742	Iridium Communications, Inc.	534,296	0.2
233,306 (1)	Lumen Technologies, Inc.	1,812,788	0.5
61,044	National CineMedia, Inc.	237,461	0.1
9,834	New York Times Co. - Class A	682,676	0.2
44,450 (1)	QuinStreet, Inc.	638,746	0.2
4,699 (1)	Roku, Inc.	509,794	0.1
161,088 (1)	Taboola.com Ltd.	742,616	0.2
39,787	TEGNA, Inc.	772,266	0.2
38,483	Telephone and Data Systems, Inc.	1,577,803	0.4
27,155 (1)	Travelzoo	193,344	0.1
60,216 (1)	TripAdvisor, Inc.	876,745	0.2
46,507 (1)	Yelp, Inc.	1,413,348	0.4
		12,524,356	3.5

	Consumer Discretionary: 12.7%
13,493	Academy Sports & Outdoors, Inc.	674,110	0.2
61,394	ADT, Inc.	495,450	0.1
18,614 (1)	Adtalem Global Education, Inc.	1,925,991	0.5
214,917 (1)	American Axle & Manufacturing Holdings, Inc.	1,377,618	0.4
50,446	American Eagle Outfitters, Inc.	1,330,261	0.4
17,965 (1)(2)	America's Car-Mart, Inc.	453,796	0.1
1,051 (1)	Asbury Automotive Group, Inc.	244,389	0.1
7,685	Bath & Body Works, Inc.	154,315	0.0
5,199 (1)	Boot Barn Holdings, Inc.	917,468	0.3
28,022	BorgWarner, Inc.	1,262,671	0.4
5,981 (1)	Brinker International, Inc.	858,393	0.2
40,090 (1)	Caesars Entertainment, Inc.	937,705	0.3
53,321 (1)	CarMax, Inc.	2,060,323	0.6
1,965 (1)	Cavco Industries, Inc.	1,160,804	0.3
6,171 (2)	Cheesecake Factory, Inc.	311,512	0.1
37,048	Cricut, Inc. - Class A	183,388	0.0
35,519	Dana, Inc.	843,931	0.2
9,221 (2)	Dine Brands Global, Inc.	296,363	0.1
4,480 (1)	Dorman Products, Inc.	551,891	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
6,329 (1)	Etsy, Inc.	$350,880	0.1
67,038 (1)	European Wax Center, Inc. - Class A	241,337	0.1
2,251 (1)	Five Below, Inc.	423,998	0.1
29,256 (1)	Frontdoor, Inc.	1,687,779	0.5
23,440 (1)	Genius Sports Ltd.	258,309	0.1
9,688 (1)	GigaCloud Technology, Inc. - Class A	380,545	0.1
39,684	G-III Apparel Group Ltd.	1,149,249	0.3
2,060 (1)	Grand Canyon Education, Inc.	342,599	0.1
514	Group 1 Automotive, Inc.	202,156	0.1
1,969	Installed Building Products, Inc.	510,739	0.1
15,813	Kontoor Brands, Inc.	966,016	0.3
23,121 (1)	Lindblad Expeditions Holdings, Inc.	333,405	0.1
19,237	LKQ Corp.	580,957	0.2
16,817 (1)	M/I Homes, Inc.	2,151,735	0.6
10,614 (1)	Mohawk Industries, Inc.	1,160,110	0.3
14,469	Monarch Casino & Resort, Inc.	1,384,683	0.4
16,514 (1)	Motorcar Parts of America, Inc.	203,783	0.1
4,506	Nathan's Famous, Inc.	421,626	0.1
17,630	OneSpaWorld Holdings Ltd.	365,646	0.1
28,793 (1)(2)	Peloton Interactive, Inc. - Class A	177,365	0.0
39,585	Perdoceo Education Corp.	1,161,028	0.3
2,911	PVH Corp.	195,095	0.1
1,854	Ralph Lauren Corp.	655,593	0.2
20,317	Rent-A-Center, Inc.	356,767	0.1
9,283	Rocky Brands, Inc.	272,270	0.1
17,200 (1)	Rush Street Interactive, Inc.	334,196	0.1
163,456 (1)	Sabre Corp.	222,300	0.1
39,684 (1)	Sally Beauty Holdings, Inc.	565,894	0.2
17,369 (1)	Shake Shack, Inc. - Class A	1,409,842	0.4
9,327	Shoe Carnival, Inc.	157,440	0.0
13,858	Signet Jewelers Ltd.	1,148,551	0.3
3,096	Sonic Automotive, Inc. - Class A	191,519	0.1
34,458 (1)	Sonos, Inc.	605,082	0.2
8,954	Standard Motor Products, Inc.	329,955	0.1
1,898	Strategic Education, Inc.	152,220	0.0
16,392 (1)	Stride, Inc.	1,064,333	0.3
6,521	Travel + Leisure Co.	459,926	0.1
60,381 (1)	Tri Pointe Homes, Inc.	1,900,190	0.5
30,444 (1)	Urban Outfitters, Inc.	2,291,215	0.6
3,322 (1)	Victoria's Secret & Co.	179,953	0.0

See Accompanying Notes to Financial Statements

32

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
20,519 (1)	Warby Parker, Inc. - Class A	$447,109	0.1
30,855 (2)	Wendy's Co.	257,022	0.1
6,172	Weyco Group, Inc.	188,801	0.1
48,693	Wolverine World Wide, Inc.	883,778	0.2
6,984 (1)	XPEL, Inc.	348,571	0.1
		45,111,946	12.7

	Consumer Staples: 2.7%
23,428	Andersons, Inc.	1,245,667	0.4
2,069	Cal-Maine Foods, Inc.	164,630	0.0
17,975 (1)	Central Garden & Pet Co.	577,896	0.2
13,315 (1)	Chefs' Warehouse, Inc.	829,924	0.2
26,981	Dole PLC	404,445	0.1
39,361	Edgewell Personal Care Co.	671,105	0.2
21,291	Fresh Del Monte Produce, Inc.	758,598	0.2
26,512 (2)	Lifevantage Corp.	163,314	0.0
6,917 (1)	National Beverage Corp.	220,583	0.1
13,575 (1)	Nature's Sunshine Products, Inc.	292,949	0.1
51,562 (1)	Simply Good Foods Co.	1,035,365	0.3
25,319 (1)	United Natural Foods, Inc.	852,491	0.2
19,165	Universal Corp.	1,010,954	0.3
7,493 (1)	US Foods Holding Corp.	564,373	0.2
4,510	WD-40 Co.	888,019	0.2
		9,680,313	2.7

	Energy: 4.2%
21,578 (1)	Bristow Group, Inc.	790,186	0.2
6,941	Cactus, Inc. - Class A	317,065	0.1
36,309	California Resources Corp.	1,623,375	0.5
5,992	Core Natural Resources, Inc.	530,352	0.2
144,619	Crescent Energy Co. - Class A	1,213,353	0.3
12,828	Excelerate Energy, Inc. - Class A	359,825	0.1
24,692 (1)	Expro Group Holdings NV	329,638	0.1
27,056 (1)	Forum Energy Technologies, Inc.	999,719	0.3
186,177 (1)	Helix Energy Solutions Group, Inc.	1,167,330	0.3
7,833	International Seaways, Inc.	380,292	0.1
40,173	Liberty Energy, Inc.	741,594	0.2
7,102	Northern Oil and Gas, Inc.	152,480	0.0
31,990 (1)	Oceaneering International, Inc.	768,720	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
15,682 (1)	Par Pacific Holdings, Inc.	$551,065	0.2
244,117	Patterson-UTI Energy, Inc.	1,491,555	0.4
22,944	Peabody Energy Corp.	681,437	0.2
6,187	Riley Exploration Permian, Inc.	163,337	0.0
3,924	Scorpio Tankers, Inc.	199,457	0.1
62,897	SM Energy Co.	1,176,174	0.3
55,555	World Fuel Services Corp.	1,301,654	0.4
		14,938,608	4.2

	Financials: 19.0%
89,451	AG Mortgage Investment Trust, Inc.	762,122	0.2
27,116	Angel Oak Mortgage REIT, Inc.	233,469	0.1
37,088	Artisan Partners Asset Management, Inc. - Class A	1,510,965	0.4
17,206	Bank of Hawaii Corp.	1,176,374	0.3
28,196	Banner Corp.	1,766,761	0.5
71,679	Berkshire Hills Bancorp, Inc.	1,890,175	0.5
197,003	BGC Group, Inc. - Class A	1,759,237	0.5
31,415	Blackstone Mortgage Trust, Inc. - Class A	600,969	0.2
11,259	Blue Owl Capital, Inc.	168,209	0.0
11,501	Bread Financial Holdings, Inc.	851,419	0.2
32,260	Capitol Federal Financial, Inc.	219,691	0.1
41,087	Central Pacific Financial Corp.	1,280,271	0.4
12,631	Chimera Investment Corp.	157,003	0.0
18,431 (1)(2)	Consumer Portfolio Services, Inc.	171,961	0.0
16,962 (1)	Customers Bancorp, Inc.	1,240,261	0.4
79,381	Ellington Financial, Inc.	1,077,994	0.3
23,440 (1)	Encore Capital Group, Inc.	1,273,964	0.4
13,783 (1)	Enova International, Inc.	2,166,688	0.6
1,308	Evercore, Inc. - Class A	445,047	0.1
79,733 (1)	EZCORP, Inc. - Class A	1,548,415	0.4
109,750	First BanCorp/Puerto Rico	2,275,117	0.6
15,974	First Financial Bancorp	399,669	0.1
6,490	First Financial Corp.	392,126	0.1
28,750	First Hawaiian, Inc.	727,375	0.2
113,298	Franklin BSP Realty Trust, Inc.	1,136,379	0.3
70,413	Fulton Financial Corp.	1,361,083	0.4
3,580	Globe Life, Inc.	500,699	0.1

See Accompanying Notes to Financial Statements

33

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
23,611 (1)	Hamilton Insurance Group Ltd. - Class B	$658,747	0.2
46,155	Hanmi Financial Corp.	1,247,570	0.4
5,456	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	171,482	0.0
6,478	HCI Group, Inc.	1,241,768	0.4
40,414	Heritage Financial Corp.	955,791	0.3
10,456 (1)	Heritage Insurance Holdings, Inc.	305,943	0.1
11,957 (1)	Hippo Holdings, Inc.	359,667	0.1
4,229	Home Bancorp, Inc.	244,436	0.1
22,912	Hope Bancorp, Inc.	251,116	0.1
30,348	Horace Mann Educators Corp.	1,401,471	0.4
9,340	Independent Bank Corp. Michigan	303,830	0.1
7,233	Investar Holding Corp.	193,266	0.1
4,140	Jackson Financial, Inc. - Class A	441,531	0.1
11,875 (2)	Kingstone Cos., Inc.	199,856	0.1
139,505 (2)	KKR Real Estate Finance Trust, Inc.	1,146,731	0.3
26,407 (1)	LendingClub Corp.	500,149	0.1
9,464	Lincoln National Corp.	421,432	0.1
2,185	MarketAxess Holdings, Inc.	396,031	0.1
5,391	Mercury General Corp.	507,077	0.1
11,979	Moelis & Co. - Class A	823,436	0.2
52,351	Navient Corp.	680,563	0.2
49,556	New York Mortgage Trust, Inc.	361,759	0.1
53,554 (1)	NMI Holdings, Inc. - Class A	2,184,468	0.6
41,081	OFG Bancorp	1,683,499	0.5
6,877	OneMain Holdings, Inc.	464,541	0.1
36,412 (1)	Oportun Financial Corp.	192,619	0.1
19,778	Pathward Financial, Inc.	1,404,238	0.4
212,764 (1)	Payoneer Global, Inc.	1,195,734	0.3
8,170	Piper Sandler Cos.	2,775,431	0.8
11,927	PJT Partners, Inc. - Class A	1,994,194	0.6
4,371	Popular, Inc.	544,277	0.2
4,501	Red River Bancshares, Inc.	321,506	0.1
12,580	Regional Management Corp.	487,475	0.1
16,144	Rithm Capital Corp.	175,970	0.1
15,571	S&T Bancorp, Inc.	612,719	0.2
2,259	Safety Insurance Group, Inc.	175,999	0.1
10,341	Sierra Bancorp	337,944	0.1
57,024 (1)	SiriusPoint Ltd.	1,248,255	0.4
11,713 (1)	StoneX Group, Inc.	1,114,258	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
40,478	TPG RE Finance Trust, Inc.	$348,516	0.1
8,363	TrustCo Bank Corp. NY	345,643	0.1
28,968	Trustmark Corp.	1,128,304	0.3
24,786	Two Harbors Investment Corp.	260,253	0.1
48,522	United Community Banks, Inc.	1,514,857	0.4
28,408	United Fire Group, Inc.	1,032,631	0.3
29,679	Universal Insurance Holdings, Inc.	1,003,150	0.3
8,738	Unum Group	677,195	0.2
22,756 (1)	Velocity Financial, Inc.	472,415	0.1
5,031	Virtus Investment Partners, Inc.	820,808	0.2
31,175	Westamerica BanCorp	1,491,100	0.4
118,843 (2)	WisdomTree, Inc.	1,448,696	0.4
		67,363,790	19.0

	Health Care: 11.6%
15,394 (1)	10X Genomics, Inc. - Class A	251,076	0.1
56,939 (1)	ACADIA Pharmaceuticals, Inc.	1,520,841	0.4
13,645 (1)	Adaptive Biotechnologies Corp.	221,595	0.1
12,486 (1)	Addus HomeCare Corp.	1,340,872	0.4
49,309 (1)	ADMA Biologics, Inc.	899,396	0.3
63,953 (1)	Alkermes PLC	1,789,405	0.5
13,188 (1)	Alphatec Holdings, Inc.	277,475	0.1
3,604 (1)	ANI Pharmaceuticals, Inc.	284,500	0.1
37,511 (1)	Ardent Health Partners, Inc.	331,222	0.1
38,965 (1)	Arrowhead Pharmaceuticals, Inc.	2,586,886	0.7
10,561 (1)	AtriCure, Inc.	417,793	0.1
14,580 (1)	Aurinia Pharmaceuticals, Inc.	232,551	0.1
8,930 (1)	Axogen, Inc.	292,279	0.1
31,895 (1)	BioCryst Pharmaceuticals, Inc.	248,781	0.1
25,361 (1)	Bioventus, Inc. - Class A	188,686	0.1
8,532 (1)	BrightSpring Health Services, Inc.	319,523	0.1
44,192 (1)	Catalyst Pharmaceuticals, Inc.	1,031,441	0.3
22,140	CONMED Corp.	898,884	0.3
19,496 (1)	Corcept Therapeutics, Inc.	678,461	0.2
9,108 (1)	Doximity, Inc. - Class A	403,302	0.1
12,815 (1)	Electromed, Inc.	373,173	0.1
60,301	Embecta Corp.	716,376	0.2
11,375 (1)	Exelixis, Inc.	498,566	0.1
2,074 (1)	GeneDx Holdings Corp.	269,744	0.1
5,886 (1)	Glaukos Corp.	664,588	0.2

See Accompanying Notes to Financial Statements

34

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
40,342 (1)	Harmony Biosciences Holdings, Inc.	$1,509,598	0.4
16,740	HealthStream, Inc.	386,192	0.1
13,064 (1)	Inspire Medical Systems, Inc.	1,204,893	0.3
6,133 (1)	Integer Holdings Corp.	481,011	0.1
8,712	iRadimed Corp.	847,503	0.2
3,977 (1)	Jazz Pharmaceuticals PLC	676,090	0.2
5,790 (1)	Kiniksa Pharmaceuticals International PLC	238,837	0.1
3,115 (1)	Krystal Biotech, Inc.	767,972	0.2
15,288	LeMaitre Vascular, Inc.	1,239,857	0.3
8,709 (1)	LivaNova PLC	535,865	0.1
15,424 (1)	Merit Medical Systems, Inc.	1,359,471	0.4
4,258 (1)	Mineralys Therapeutics, Inc.	154,523	0.0
87,358 (1)	Myriad Genetics, Inc.	537,252	0.2
8,341	National HealthCare Corp.	1,143,468	0.3
5,828 (1)	Omnicell, Inc.	264,008	0.1
21,052 (1)	Pacira BioSciences, Inc.	544,826	0.2
24,097 (1)	Pediatrix Medical Group, Inc.	515,435	0.1
14,299	Phibro Animal Health Corp. - Class A	534,211	0.1
25,920 (1)	Phreesia, Inc.	438,566	0.1
27,313 (1)	Privia Health Group, Inc.	647,591	0.2
8,480 (1)	PROCEPT BioRobotics Corp.	266,781	0.1
45,167 (1)	Progyny, Inc.	1,159,889	0.3
12,643 (1)	Protagonist Therapeutics, Inc.	1,104,240	0.3
21,239 (1)	PTC Therapeutics, Inc.	1,613,314	0.5
2,909 (1)	RadNet, Inc.	207,557	0.1
19,857 (1)	Sarepta Therapeutics, Inc.	427,323	0.1
18,015 (1)	SI-BONE, Inc.	355,256	0.1
23,710 (1)	Supernus Pharmaceuticals, Inc.	1,178,387	0.3
28,552 (1)	Tactile Systems Technology, Inc.	828,008	0.2
1,428	Teleflex, Inc.	174,273	0.0
37,028 (1)	TG Therapeutics, Inc.	1,103,805	0.3
5,625 (1)	TransMedics Group, Inc.	684,281	0.2
874 (1)	UFP Technologies, Inc.	194,054	0.1
17,354 (1)	Varex Imaging Corp.	202,174	0.1
10,919 (1)	Veracyte, Inc.	459,690	0.1
12,791 (1)	Vericel Corp.	460,604	0.1
		41,184,221	11.6

	Industrials: 16.3%
1,825	Acuity Brands, Inc.	657,073	0.2
25,311	Air Lease Corp.	1,625,726	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
19,264	Albany International Corp. - Class A	$976,685	0.3
10,816 (1)	Allegiant Travel Co.	922,280	0.3
9,984	Allient, Inc.	536,640	0.1
51,274	Alta Equipment Group, Inc.	235,860	0.1
6,712 (1)	American Superconductor Corp.	193,171	0.0
18,386	Apogee Enterprises, Inc.	669,434	0.2
1,541	Applied Industrial Technologies, Inc.	395,683	0.1
2,361	ArcBest Corp.	175,163	0.0
10,133	Arcosa, Inc.	1,077,341	0.3
3,655	Armstrong World Industries, Inc.	698,471	0.2
4,933 (1)	Bowman Consulting Group Ltd.	162,888	0.0
11,981	Brady Corp. - Class A	938,951	0.3
5,042	Cadre Holdings, Inc.	205,915	0.1
2,383 (1)	Casella Waste Systems, Inc. - Class A	233,391	0.1
5,787 (1)	Cimpress PLC	385,356	0.1
28,738 (1)	CoreCivic, Inc.	549,183	0.1
4,932	CSG Systems International, Inc.	378,235	0.1
6,695	CSW Industrials, Inc.	1,965,183	0.5
66,910	Deluxe Corp.	1,494,100	0.4
4,366 (1)	DXP Enterprises, Inc.	479,343	0.1
30,053 (1)	Energy Recovery, Inc.	405,415	0.1
10,939	EnPro Industries, Inc.	2,342,368	0.7
7,768	ESCO Technologies, Inc.	1,517,790	0.4
5,733	Federal Signal Corp.	622,547	0.2
9,968	Flowserve Corp.	691,580	0.2
12,315 (1)	Franklin Covey Co.	206,646	0.1
24,577	Franklin Electric Co., Inc.	2,347,841	0.7
74,386 (1)	Gates Industrial Corp. PLC	1,597,067	0.4
22,207 (2)	Granite Construction, Inc.	2,561,577	0.7
17,230	Hillenbrand, Inc.	546,536	0.1
14,564	HNI Corp.	612,271	0.2
53,432 (1)	Hudson Technologies, Inc.	366,009	0.1
7,429 (1)	IBEX Holdings Ltd.	283,639	0.1
45,508	Interface, Inc.	1,270,583	0.4
6,308	John Bean Technologies Corp.	950,426	0.3
2,601	Kadant, Inc.	741,337	0.2
56,865	Kennametal, Inc.	1,615,535	0.5
7,342 (1)	Kirby Corp.	808,942	0.2
52,054 (1)	Legalzoom.com, Inc.	516,896	0.1
6,723 (1)	Liquidity Services, Inc.	203,774	0.1
32,606 (1)	Lyft, Inc. - Class A	631,578	0.2
5,361	ManpowerGroup, Inc.	159,383	0.0
33,647 (1)	Matrix Service Co.	393,670	0.1
23,132 (1)	Mercury Systems, Inc.	1,688,867	0.5

See Accompanying Notes to Financial Statements

35

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
20,979 (1)	Mistras Group, Inc.	$265,384	0.1
1,157	Moog, Inc. - Class A	281,787	0.1
54,127	Mueller Water Products, Inc. - Class A	1,289,305	0.4
1,796 (1)	MYR Group, Inc.	392,426	0.1
3,995 (1)	Nextracker, Inc. - Class A	348,005	0.1
103,094 (1)	NOW, Inc.	1,365,996	0.4
2,071	Powell Industries, Inc.	660,193	0.2
3,153	Primoris Services Corp.	391,413	0.1
25,784 (1)	Proto Labs, Inc.	1,304,413	0.4
3,443	Regal Rexnord Corp.	483,122	0.1
29,955	Schneider National, Inc. - Class B	794,706	0.2
17,966 (1)	SkyWest, Inc.	1,803,966	0.5
4,868 (1)	SPX Technologies, Inc.	973,892	0.3
42,617 (1)	Sun Country Airlines Holdings, Inc.	613,259	0.2
30,376 (1)	Sunrun, Inc.	558,918	0.2
15,987	Tennant Co.	1,178,242	0.3
2,314	UL Solutions, Inc. - Class A	182,482	0.0
10,007	UniFirst Corp.	1,930,350	0.5
29,482 (1)	Upwork, Inc.	584,333	0.2
12,700 (1)	Vicor Corp.	1,391,920	0.4
2,022	Watts Water Technologies, Inc. - Class A	558,112	0.2
9,121	WillScot Mobile Mini Holdings Corp.	171,748	0.0
49,205	Zurn Elkay Water Solutions Corp.	2,287,541	0.6
		57,849,862	16.3

	Information Technology: 14.4%
39,125	A10 Networks, Inc.	692,121	0.2
35,754 (1)	ACI Worldwide, Inc.	1,709,399	0.5
11,062 (1)	ACM Research, Inc. - Class A	436,396	0.1
32,216	Adeia, Inc.	555,726	0.2
43,430 (1)	ADTRAN Holdings, Inc.	377,407	0.1
5,007	Advanced Energy Industries, Inc.	1,048,316	0.3
5,485 (1)	Agilysys, Inc.	651,837	0.2
25,064 (1)	Alarm.com Holdings, Inc.	1,278,765	0.4
11,975 (1)	Appian Corp. - Class A	424,154	0.1
71,615 (1)	Arlo Technologies, Inc.	1,001,894	0.3
23,188 (1)	AvePoint, Inc.	322,081	0.1
10,951	Avnet, Inc.	526,524	0.1
9,056 (1)	Axcelis Technologies, Inc.	727,559	0.2
1,004	Badger Meter, Inc.	175,108	0.0
23,807	Benchmark Electronics, Inc.	1,017,987	0.3
28,480 (1)	Calix, Inc.	1,507,446	0.4
39,295 (1)	CEVA, Inc.	845,628	0.2
68,713 (1)(2)	Cleanspark, Inc.	695,376	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
22,553	Clear Secure, Inc. - Class A	$791,159	0.2
61,499 (1)	Cohu, Inc.	1,431,082	0.4
2,096 (1)	Credo Technology
	Group Holding Ltd.	301,593	0.1
20,895 (1)	Digi International, Inc.	904,545	0.3
53,476 (1)	DoubleVerify Holdings, Inc.	611,765	0.2
122,106 (1)	DXC Technology Co.	1,788,853	0.5
3,241 (1)	Elastic NV	244,501	0.1
6,311 (1)	Enphase Energy, Inc.	202,268	0.1
22,847	ePlus, Inc.	2,003,682	0.6
67,598 (1)	Extreme Networks, Inc.	1,125,507	0.3
17,570 (1)	Fastly, Inc. - Class A	178,863	0.0
7,781 (1)	FormFactor, Inc.	434,024	0.1
103,732 (1)	Harmonic, Inc.	1,025,909	0.3
5,853 (1)	Impinj, Inc.	1,018,481	0.3
3,975 (1)	Intapp, Inc.	182,135	0.1
2,672 (2)	InterDigital, Inc.	850,711	0.2
13,748 (1)	Itron, Inc.	1,276,639	0.4
11,821 (1)	Kyndryl Holdings, Inc.	313,966	0.1
48,450 (1)	LiveRamp Holdings, Inc.	1,422,976	0.4
91,620 (1)(2)	Marathon Digital Holdings, Inc.	822,748	0.2
7,656 (1)	Mirion Technologies, Inc.	179,304	0.1
55,713 (1)	NetScout Systems, Inc.	1,507,594	0.4
43,826 (1)	Ooma, Inc.	514,079	0.1
6,385 (1)	OSI Systems, Inc.	1,628,558	0.5
7,702 (1)	Pagaya Technologies Ltd. - Class A	160,972	0.0
14,829	PC Connection, Inc.	856,523	0.2
46,777 (1)	PDF Solutions, Inc.	1,334,548	0.4
50,161 (1)	Penguin Solutions, Inc.	981,149	0.3
25,388 (1)	Photronics, Inc.	812,416	0.2
22,674 (1)	Q2 Holdings, Inc.	1,636,156	0.5
20,314 (1)	Qorvo, Inc.	1,716,736	0.5
3,619	Ralliant Corp.	184,243	0.1
8,657 (1)	Rambus, Inc.	795,492	0.2
130,869 (1)	Ribbon Communications, Inc.	376,903	0.1
1,098 (1)	Sandisk Corp.	260,643	0.1
5,204 (1)	Sanmina Corp.	780,964	0.2
31,301 (1)	ScanSource, Inc.	1,222,617	0.3
12,796 (1)	Semtech Corp.	942,937	0.3
2,014 (1)	SiTime Corp.	711,325	0.2
6,046 (1)(2)	SolarEdge Technologies, Inc.	174,427	0.0
47,825 (1)	Sprinklr, Inc. - Class A	372,078	0.1
3,295 (1)	TTM Technologies, Inc.	227,355	0.1
14,696 (1)	Veeco Instruments, Inc.	420,012	0.1
31,415 (1)	Viasat, Inc.	1,082,561	0.3
59,475	Vishay Intertechnology, Inc.	861,793	0.2

See Accompanying Notes to Financial Statements

36

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
35,549 (1)	Weave Communications, Inc.	$269,817	0.1
		50,936,333	14.4

	Materials: 5.7%
32,930	AdvanSix, Inc.	569,689	0.2
5,103 (1)	Alpha Metallurgical Resources, Inc.	1,019,988	0.3
4,694	Celanese Corp.	198,462	0.1
15,859	Chemours Co.	186,978	0.1
6,988	Eastman Chemical Co.	446,044	0.1
100,157	Element Solutions, Inc.	2,502,923	0.7
16,498	HB Fuller Co.	980,971	0.3
20,906	Innospec, Inc.	1,600,145	0.4
13,878	Kaiser Aluminum Corp.	1,594,027	0.4
26,826	Koppers Holdings, Inc.	726,448	0.2
3,422	Materion Corp.	425,423	0.1
13,902	Mativ Holdings, Inc.	168,909	0.0
24,256	Minerals Technologies, Inc.	1,478,403	0.4
12,430	Myers Industries, Inc.	232,690	0.1
98,046 (1)	O-I Glass, Inc.	1,447,159	0.4
9,228	Quaker Chemical Corp.	1,267,097	0.4
35,439	Sealed Air Corp.	1,468,238	0.4
26,797 (1)	Solstice Advanced Materials, Inc.	1,301,798	0.4
133,099	SunCoke Energy, Inc.	958,313	0.3
3,946	Sylvamo Corp.	190,000	0.1
47,109 (1)	TimkenSteel Corp.	808,391	0.2
40,414	Tronox Holdings PLC	168,526	0.0
5,014	Warrior Met Coal, Inc.	442,084	0.1
		20,182,706	5.7

	Real Estate: 5.8%
12,580	Acadia Realty Trust	258,393	0.1
35,658	American Assets Trust, Inc.	675,006	0.2
87,705	Apple Hospitality REIT, Inc.	1,039,304	0.3
30,464	Brixmor Property Group, Inc.	798,766	0.2
18,048	CareTrust REIT, Inc.	652,616	0.2
11,481	CBL & Associates Properties, Inc.	424,797	0.1
98,868	Chatham Lodging Trust	673,291	0.2
25,667 (1)	Compass, Inc. - Class A	271,300	0.1
5,710	COPT Defense Properties	158,738	0.0
142,620 (1)	Cushman & Wakefield Ltd.	2,309,018	0.6
128,319	DiamondRock Hospitality Co.	1,149,738	0.3
8,181	Easterly Government Properties, Inc.	173,355	0.0
7,464	Essential Properties Realty Trust, Inc.	221,382	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,440 (1)	Jones Lang LaSalle, Inc.	$820,987	0.2
34,694	Millrose Properties, Inc.	1,036,310	0.3
11,942	Newmark Group, Inc. - Class A	207,074	0.1
68,104	Outfront Media, Inc.	1,641,306	0.5
81,674	Pebblebrook Hotel Trust	924,550	0.3
12,307	Phillips Edison & Co., Inc.	437,760	0.1
47,105 (1)	RE/MAX Holdings, Inc. - Class A	357,527	0.1
9,930	Ryman Hospitality Properties, Inc.	939,577	0.3
33,165	Sabra Health Care REIT, Inc.	628,145	0.2
16,827	Saul Centers, Inc.	530,555	0.1
46,276	Summit Hotel Properties, Inc.	225,364	0.1
39,275	Tanger Factory Outlet Centers, Inc.	1,310,607	0.4
3,290	Terreno Realty Corp.	193,156	0.0
71,212	Whitestone REIT	989,135	0.3
100,162	Xenia Hotels & Resorts, Inc.	1,416,291	0.4
		20,464,048	5.8

	Utilities: 2.2%
49,900	Avista Corp.	1,923,146	0.5
9,119	Black Hills Corp.	633,041	0.2
12,505	California Water Service Group	541,842	0.1
4,579	Chesapeake Utilities Corp.	571,276	0.2
16,921 (1)	Hawaiian Electric Industries, Inc.	208,128	0.1
3,273	National Fuel Gas Co.	262,036	0.1
40,704	Northwest Natural Holding Co.	1,902,505	0.5
2,416	Otter Tail Corp.	195,237	0.0
15,577	SJW Group	763,117	0.2
19,568	Unitil Corp.	947,874	0.3
		7,948,202	2.2

	Total Common Stock
	(Cost $326,684,300)	348,184,385	98.1

RIGHTS: —%
	Health Care: —%
7,651 (3)(4)	Aduro Biotech - CVR	—	—

	Total Rights
	(Cost $—)	—	—

	Total Long-Term Investments
	(Cost $326,684,300)	348,184,385	98.1

See Accompanying Notes to Financial Statements

37

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.5%
	Repurchase Agreements: 2.2%
1,958,020 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,958,433, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,997,181, due 12/01/30-11/20/75)	$1,958,020	0.6
2,083,000 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $2,083,450, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $2,125,249, due 01/31/26-11/15/55)	2,083,000	0.6
1,958,020 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,958,430, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,997,180, due 10/15/26-12/20/55)	1,958,020	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
129,960 (5)	HSBC Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $129,987, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.225%-6.500%, Market Value plus accrued interest $132,559, due 06/01/34-09/01/55)	$129,960	0.0
523,655 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $523,765, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $534,128, due 04/30/26-11/15/34)	523,655	0.1
1,392,974 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 12/31/2025, 3.970%, due 01/02/2026 (Repurchase Amount $1,393,277, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,416,492, due 04/15/28-02/15/55)	1,392,974	0.4
	Total Repurchase Agreements
	(Cost $8,045,629)	8,045,629	2.2

	Time Deposits: 0.2%
150,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	150,000	0.0
150,000 (5)	Mizuho Bank Ltd., 3.640%, 01/02/2026	150,000	0.0

See Accompanying Notes to Financial Statements

38

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	$170,000	0.1
200,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	200,000	0.1
	Total Time Deposits
	(Cost $670,000)	670,000	0.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.1%
7,374,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $7,374,000)	$7,374,000	2.1

	Total Short-Term Investments
	(Cost $16,089,629)	16,089,629	4.5

	Total Investments in Securities
	(Cost $342,773,929)	$364,274,014	102.6
	Liabilities in Excess of Other Assets	(9,059,878)	(2.6)
	Net Assets	$355,214,136	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

39

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$348,184,385	$—	$—	$348,184,385
Short-Term Investments	7,374,000	8,715,629	—	16,089,629
Total Investments, at fair value	$355,558,385	$8,715,629	$—	$364,274,014
Liabilities Table
Other Financial Instruments+
Futures	$(242,254)	$—	$—	$(242,254)
Total Liabilities	$(242,254)	$—	$—	$(242,254)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At December 31, 2025, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
E-mini Russell 2000 Index	60	03/20/26	$7,494,000	$(242,254)
			$7,494,000	$(242,254)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$242,254
Total Liability Derivatives		$242,254

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

40

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$130,483
Total	$130,483

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(113,282)
Total	$(113,282)

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $343,975,874.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,041,230
Gross Unrealized Depreciation	(23,985,344)
Net Unrealized Appreciation	$20,055,886

See Accompanying Notes to Financial Statements

41

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya Index Plus LargeCap Portfolio
Class ADV	NII	$0.0605
Class I	NII	$0.2281
Class S	NII	$0.1514
All Classes	STCG	$0.8247
All Classes	LTCG	$2.2903
Voya Index Plus MidCap Portfolio
Class I	NII	$0.1342
Class S	NII	$0.0865
All Classes	STCG	$0.4270
All Classes	LTCG	$1.0466
Voya Index Plus SmallCap Portfolio
Class I	NII	$0.1537
Class S	NII	$0.0928
All Classes	STCG	$0.4045
All Classes	LTCG	$0.7628

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Index Plus LargeCap Portfolio	33.15%
Voya Index Plus MidCap Portfolio	27.41%
Voya Index Plus Small Cap Portfolio	26.34%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Index Plus LargeCap Portfolio	$65,353,256
Voya Index Plus MidCap Portfolio	$38,194,735
Voya Index Plus Small Cap Portfolio	$12,712,265

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

42

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors (“Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio, each a series of the Company (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors request, and management provides, certain information that the Independent Directors deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

43

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, with respect to each Portfolio that seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio. The Board considered that, while the Portfolios do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Portfolio through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Portfolios, including whether the Manager proposed any changes thereto. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of

44

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Index Plus LargeCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus LargeCap Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods, the third quintile for the one-year and ten-year periods, and the fourth quintile for the year-to-date period; and (2) the Portfolio underperformed its performance benchmark for all periods presented.

Voya Index Plus MidCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus MidCap Portfolio, the Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the three-year and five-year periods and the fourth quintile for the year-to-date, one-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the year-to-date and ten-year periods, during which it underperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Portfolio’s performance during certain periods.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Voya Index Plus SmallCap Portfolio

In considering whether to approve the renewal of the Contracts for Voya Index Plus SmallCap Portfolio, the

45

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board considered that, based on performance data for the periods ended March 31, 2025: (1) the Portfolio is ranked in the second quintile of its Morningstar category for the five-year period and the third quintile for the year-to-date, one-year, three-year and ten-year periods; and (2) the Portfolio outperformed its performance benchmark for all periods presented, with the exception of the one-year and ten-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the fourth quintile; (b) the Portfolio’s contractual management fee rate is ranked in the third quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

46

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-AIP (1225)

Annual Financial Statements and Other Information

December 31, 2025

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio, Voya VACS Index Series S Portfolio and the Boards of Directors/ Trustees of Voya Variable Portfolios, Inc. and Voya Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio, Voya VACS Index Series SC Portfolio and Voya VACS Index Series S Portfolio (collectively referred to as the “Portfolios”) (four portfolios constituting Voya Variable Portfolios, Inc. and one portfolio constituting Voya Investors Trust, respectively (collectively referred to as the “Registrants”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios at December 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual portfolio constituting the Registrants	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Index Series EM Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from March 15, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series I Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from February 3, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series MC Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 27, 2023 (commencement of operations) through December 31, 2023
Voya VACS Index Series S Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 27, 2023 (commencement of operations) through December 31, 2023

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

Voya VACS Index Series SC Portfolio	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from January 20, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Registrant’s management. Our responsibility is to express an opinion on each of the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audits.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Registrants are not required to have, nor were we engaged to perform, an audit of the Registrants’ internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Registrants’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

February 25, 2026

2

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$521,464,173	$2,123,526,003	$318,522,423
Investments in affiliates at fair value**	–	–	179,521
Short-term investments at fair value†	20,567,064	92,015,207	3,018,325
Cash	–	23	105,552
Cash collateral for futures contracts	561,239	889,013	75,988
Foreign currencies at value‡	654,239	772,776	–
Receivables:
Investment securities sold	149,343	–	12,234
Fund shares sold	229,269	973,053	174,056
Dividends	1,085,685	2,215,384	293,499
Interest	–	677	–
Foreign tax reclaims	67,818	3,780,575	–
Variation margin on futures contracts	387	–	–
Other assets	2,496	10,111	2,678
Total assets	544,781,713	2,224,182,822	322,384,276
LIABILITIES:
Payable for investment securities purchased	137,910	–	206,886
Payable for fund shares redeemed	82,438	366,897	29,726
Payable upon receipt of securities loaned	5,099,064	73,510,207	2,261,325
Variation margin payable on futures contracts	–	149,456	11,280
Payable for unified fees	71,201	264,539	41,075
Payable to custodian due to bank overdraft	46,430	–	–
Payable to directors under the deferred compensation plan (Note 5)	2,496	10,111	2,678
Payable for foreign capital gains tax	2,817,960	–	–
Total liabilities	8,257,499	74,301,210	2,552,970
NET ASSETS	$536,524,214	$2,149,881,612	$319,831,306
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$378,832,719	$1,575,426,324	$220,662,028
Total distributable earnings	157,691,495	574,455,288	99,169,278
NET ASSETS	$536,524,214	$2,149,881,612	$319,831,306

+ Including securities loaned at value	$4,057,793	$63,386,173	$2,202,198
* Cost of investments in securities	$378,318,714	$1,583,731,301	$236,221,294
** Cost of investments in affiliates	$—	$—	$167,086
† Cost of short-term investments	$20,567,064	$92,015,207	$3,018,325
‡ Cost of foreign currencies	$661,058	$877,441	$—

Net assets	$536,524,214	$2,149,881,612	$319,831,306
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	36,066,784	153,684,750	24,437,070
Net asset value and redemption price per share	$14.88	$13.99	$13.09

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of December 31, 2025

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$4,153,047,129	$196,248,771
Short-term investments at fair value†	39,483,830	10,603,450
Cash	439,809	44,793
Cash collateral for futures contracts	3,030,957	440,424
Receivables:
Investment securities sold	–	156,034
Fund shares sold	1,970,671	102,268
Dividends	2,247,455	199,809
Interest	487	–
Foreign tax reclaims	–	4,215
Other assets	23,443	1,428
Total assets	4,200,243,781	207,801,192
LIABILITIES:
Payable for fund shares redeemed	710,808	19,817
Payable upon receipt of securities loaned	810,830	6,099,450
Variation margin payable on futures contracts	326,522	41,852
Payable for unified fees	544,221	26,136
Payable to directors/ trustees under the deferred compensation plan (Note 5)	23,443	1,428
Total liabilities	2,415,824	6,188,683
NET ASSETS	$4,197,827,957	$201,612,509
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,373,958,034	$141,935,649
Total distributable earnings	1,823,869,923	59,676,860
NET ASSETS	$4,197,827,957	$201,612,509
+ Including securities loaned at value	$789,722	$5,908,902
* Cost of investments in securities	$2,468,364,672	$147,281,553
† Cost of short-term investments	$39,483,830	$10,603,450

Net assets	$4,197,827,957	$201,612,509
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	257,623,881	17,460,442
Net asset value and redemption price per share	$16.29	$11.55

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,282,171	$46,456,578	$6,316,068
Dividends from affiliates	—	—	5,958
Interest	14,021	52,085	5,876
Securities lending income, net	32,316	239,847	19,852
Other	3,107	11,759	2,934
Total investment income	12,331,615	46,760,269	6,350,688
EXPENSES:
Unified fees	717,851	2,671,989	613,724
Directors fees	11,965	44,533	10,229
Miscellaneous expense	19,234	75,223	21,836
Interest expense	—	23,620	1,179
Total expenses	749,050	2,815,365	646,968
Net investment income	11,582,565	43,944,904	5,703,720
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld∧)	7,543,113	2,337,771	14,040,670
Sale of investments in affiliates	—	—	(12,707)
Forward foreign currency contracts	1,035	—	—
Foreign currency related transactions	(21,189)	37,919	—
Futures	986,531	8,507,762	(67,299)
Net realized gain	8,509,490	10,883,452	13,960,664
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	119,746,064	424,954,923	9,736,110
Affiliates	—	—	16,797
Foreign currency related transactions	22,746	342,488	—
Futures	711,352	1,344,926	68,906
Net change in unrealized appreciation (depreciation)	120,480,162	426,642,337	9,821,813
Net realized and unrealized gain	128,989,652	437,525,789	23,782,477
Increase in net assets resulting from operations	$140,572,217	$481,470,693	$29,486,197
* Foreign taxes withheld	$1,528,660	$7,478,832	$7,272
^ Foreign capital gains taxes withheld	$216,651	$—	$—
# Change in foreign capital gains taxes accrued	$519,801	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the year ended December 31, 2025

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$53,247,755	$2,496,869
Interest	244,705	22,263
Securities lending income, net	3,857	102,684
Other	27,002	1,414
Total investment income	53,523,319	2,623,230
EXPENSES:
Unified fees	6,043,055	290,384
Director/ Trustee fees and expenses	293,074	14,866
Total expenses	6,336,129	305,250
Net investment income	47,187,190	2,317,980
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	81,426,659	10,809,878
Futures	11,659,435	72,443
Net realized gain	93,086,094	10,882,321
Net change in unrealized appreciation (depreciation) on:
Investments	541,109,012	9,330,866
Futures	1,337,495	180,679
Net change in unrealized appreciation (depreciation)	542,446,507	9,511,545
Net realized and unrealized gain	635,532,601	20,393,866
Increase in net assets resulting from operations	$682,719,791	$22,711,846
* Foreign taxes withheld	$11,625	$5,209

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series EM Portfolio		Voya VACS Index Series I Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$11,582,565	$8,256,188	$43,944,904	$45,633,003
Net realized gain (loss)	8,509,490	(309,060)	10,883,452	(8,880,323)
Net change in unrealized appreciation (depreciation)	120,480,162	4,583,858	426,642,337	17,467,268
Increase in net assets resulting from operations	140,572,217	12,530,986	481,470,693	54,219,948
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
Total distributions	(8,196,622)	(11,592,380)	(48,716,331)	(40,327,673)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	38,452,289	184,214,420	462,430,457	280,501,176
Reinvestment of distributions	8,196,622	11,592,380	48,716,331	40,327,673
	46,648,911	195,806,800	511,146,788	320,828,849
Cost of shares redeemed	(87,671,058)	(154,379,659)	(468,215,275)	(225,711,965)
Net increase (decrease) in net assets resulting from capital share transactions	(41,022,147)	41,427,141	42,931,513	95,116,884
Net increase in net assets	91,353,448	42,365,747	475,685,875	109,009,159
NET ASSETS:
Beginning of year or period	445,170,766	402,805,019	1,674,195,737	1,565,186,578
End of year or period	$536,524,214	$445,170,766	$2,149,881,612	$1,674,195,737

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series MC Portfolio		Voya VACS Index Series S Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$5,703,720	$6,828,761	$47,187,190	$48,672,279
Net realized gain	13,960,664	9,515,556	93,086,094	163,616,602
Net change in unrealized appreciation (depreciation)	9,821,813	46,632,191	542,446,507	630,877,613
Increase in net assets resulting from operations	29,486,197	62,976,508	682,719,791	843,166,494
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(18,518,071)	(6,315,232)	(211,841,732)	(66,236,266)
Total distributions	(18,518,071)	(6,315,232)	(211,841,732)	(66,236,266)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	203,872,648	221,351,678	543,297,193	577,006,751
Reinvestment of distributions	18,518,071	6,315,232	211,841,732	66,236,266
	222,390,719	227,666,910	755,138,925	643,243,017
Cost of shares redeemed	(377,765,895)	(197,023,868)	(762,478,745)	(1,174,487,050)
Net increase (decrease) in net assets resulting from capital share transactions	(155,375,176)	30,643,042	(7,339,820)	(531,244,033)
Net increase (decrease) in net assets	(144,407,050)	87,304,318	463,538,239	245,686,195
NET ASSETS:
Beginning of year or period	464,238,356	376,934,038	3,734,289,718	3,488,603,523
End of year or period	$319,831,306	$464,238,356	$4,197,827,957	$3,734,289,718

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index Series SC Portfolio
	Year Ended December 31, 2025	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$2,317,980	$3,311,504
Net realized gain	10,882,321	19,239,001
Net change in unrealized appreciation (depreciation)	9,511,545	5,144,073
Increase in net assets resulting from operations	22,711,846	27,694,578
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(23,581,657)	(8,073,821)
Total distributions	(23,581,657)	(8,073,821)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,419,554	43,077,563
Reinvestment of distributions	23,581,657	8,073,821
	49,001,211	51,151,384
Cost of shares redeemed	(82,946,139)	(250,972,455)
Net decrease in net assets resulting from capital share transactions	(33,944,928)	(199,821,071)
Net decrease in net assets	(34,814,739)	(180,200,314)
NET ASSETS:
Beginning of year or period	236,427,248	416,627,562
End of year or period	$201,612,509	$236,427,248

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
12-31-25	11.30	0.31	•	3.49	3.80	0.22	0.00	*	—	0.22	—	14.88	34.13	0.16	0.16	0.16	2.42	536,524	5
12-31-24	11.00	0.27	•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27	•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
12-31-25	10.99	0.31	•	3.07	3.38	0.38	—		—	0.38	—	13.99	31.31	0.16	0.16	0.16	2.47	2,149,882	19
12-31-24	10.90	0.31	•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28	•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
12-31-25	12.38	0.17	•	1.05	1.22	0.19	0.32		—	0.51	—	13.09	10.38	0.16	0.16	0.16	1.39	319,831	60
12-31-24	10.88	0.17	•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15	•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
12-31-25	14.58	0.18	•	2.32	2.50	0.18	0.61		—	0.79	—	16.29	17.67	0.16	0.16	0.16	1.17	4,197,828	7
12-31-24	11.88	0.17	•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16	•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
12-31-25	11.87	0.13	•	1.04	1.17	0.28	1.21		—	1.49	—	11.55	12.80	0.16	0.16	0.16	1.20	201,613	18
12-31-24	11.01	0.13	•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14	•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

11

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

12

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

13

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

14

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

There was no open OTC derivatives at December 31, 2025 for any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the year ended December 31, 2025, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,115	$4,337

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the year ended December 31, 2025, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and,

15

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2025, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$9,444,068
Series I	36,813,411
Series MC	1,317,240
Series S	74,554,765
Series SC	5,787,737

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of December 31, 2025.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S.

government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

16

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$25,374,044	$68,335,175
Series I	396,178,945	333,305,953
Series MC	246,553,221	414,323,872
Series S	283,265,938	443,504,479
Series SC	33,169,749	85,362,797

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At December 31, 2025, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2030 Portfolio	Series EM	7.06%
	Series I	8.28
	Series MC	9.18
	Series S	8.29
	Series SC	10.51

Voya Index Solution 2035 Portfolio	Series EM	15.44
	Series I	16.58
	Series MC	15.41
	Series S	16.99
	Series SC	17.90
Voya Index Solution 2040 Portfolio	Series EM	12.53
	Series I	13.21
	Series MC	13.92
	Series S	12.66
	Series SC	11.88
Voya Index Solution 2045 Portfolio	Series EM	18.91
	Series I	17.62
	Series MC	20.14
	Series S	18.05
	Series SC	15.17
Voya Index Solution 2050 Portfolio	Series EM	12.74
	Series I	12.31
	Series MC	13.26
	Series S	12.76
	Series SC	15.34
Voya Index Solution 2055 Portfolio	Series EM	13.82
	Series I	12.68
	Series MC	14.90
	Series S	12.89
	Series SC	15.49
Voya Index Solution 2060 Portfolio	Series EM	9.16
	Series I	8.41
	Series MC	9.89
	Series S	8.55
	Series SC	10.27
Voya Index Solution Income Portfolio	Series EM	7.28
	Series I	8.05
	Series S	6.95

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub- adviser and/ or common officers or trustees. For the year

17

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

ended December 31, 2025, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10,

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the year ended December 31, 2025:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Series I	3	$53,178,667	5.33%
Series MC	9	912,444	5.17

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Series EM
12/31/2025	2,933,472	—	691,698	(6,964,708)	—	(3,339,538)	38,452,289	—	8,196,622	(87,671,058)	—	(41,022,147)
12/31/2024	15,740,229	—	1,025,874	(13,974,422)	—	2,791,681	184,214,420	—	11,592,380	(154,379,659)	—	41,427,141
Series I
12/31/2025	35,472,410	—	4,049,570	(38,115,986)	—	1,405,994	462,430,457	—	48,716,331	(468,215,275)	—	42,931,513
12/31/2024	24,902,054	—	3,559,371	(19,797,973)	—	8,663,452	280,501,176	—	40,327,673	(225,711,965)	—	95,116,884
Series MC
12/31/2025	16,229,188	—	1,586,810	(30,866,601)	—	(13,050,603)	203,872,648	—	18,518,071	(377,765,895)	—	(155,375,176)
12/31/2024	19,026,580	—	553,482	(16,732,588)	—	2,847,474	221,351,678	—	6,315,232	(197,023,868)	—	30,643,042
Series S
12/31/2025	37,056,341	—	14,323,308	(49,827,183)	—	1,552,466	543,297,193	—	211,841,732	(762,478,745)	—	(7,339,820)
12/31/2024	44,097,221	—	4,768,630	(86,381,455)	—	(37,515,604)	577,006,751	—	66,236,266	(1,174,487,050)	—	(531,244,033)
Series SC
12/31/2025	2,334,992	—	2,524,803	(7,311,064)	—	(2,451,269)	25,419,554	—	23,581,657	(82,946,139)	—	(33,944,928)
12/31/2024	3,782,499	—	741,398	(22,467,427)	—	(17,943,530)	43,077,563	—	8,073,821	(250,972,455)	—	(199,821,071)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

18

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of December 31, 2025:

Series EM

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citigroup Global Markets Limited	$1,481,289	$(1,481,289)	$—
J.P. Morgan Securities LLC	272,807	(272,807)	—
Jefferies International Ltd	52,709	(52,709)	—
JP Morgan Securities Plc.	430,456	(430,456)	—
Merrill Lynch International	903,013	(903,013)	—
Mizuho Securities USA LLC.	20,038	(20,038)	—
State Street Bank and Trust Company	897,481	(897,481)	—
Total	$4,057,793	$(4,057,793)	$—

(1)	Cash collateral with a fair value of $5,099,064 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,508,217	$(1,508,217)	$—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citadel Securities LLC	$717,272	$(717,272)	$—
Citigroup Global Markets Limited	16,784,638	(16,784,638)	—
Goldman, Sachs & Co. LLC	2,053,124	(2,053,124)	—
HSBC Bank PLC	10,666,782	(10,666,782)	—
Jefferies International Ltd	855,892	(855,892)	—
Jefferies LLC	29,282	(29,282)	—
JP Morgan Securities Plc.	4,893,999	(4,893,999)	—
Macquarie Bank Limited	1,543,554	(1,543,554)	—
Merrill Lynch International	2,625,340	(2,625,340)	—
State Street Bank and Trust Company	18,590,157	(18,590,157)	—
TD Securities (USA) Inc.	963,920	(963,920)	—
Wells Fargo Bank NA	728,629	(728,629)	—
Wells Fargo Securities LLC	1,425,367	(1,425,367)	—
Total	$63,386,173	$(63,386,173)	$—

(1)	Cash collateral with a fair value of $73,510,207 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$419,225	$(419,225)	$—
Cantor Fitzgerald & Co	182,670	(182,670)	—
Citadel Clearing LLC	56,547	(56,547)	—
Citadel Securities LLC	165,042	(165,042)	—
Goldman, Sachs & Co. LLC	276,535	(276,535)	—
J.P. Morgan Securities LLC	528,715	(528,715)	—
Janney Montgomery Scott LLC	156,604	(156,604)	—
Jefferies LLC	7,200	(7,200)	—
State Street Bank and Trust Company	104,312	(104,312)	—
TD Securities (USA) Inc.	100,806	(100,806)	—
Wells Fargo Bank NA	94,245	(94,245)	—
Wells Fargo Securities LLC	110,297	(110,297)	—
Total	$2,202,198	$(2,202,198)	$—

(1)	Cash collateral with a fair value of $2,261,325 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$295,342	$(295,342)	$—
Citadel Clearing LLC	106,479	(106,479)	—
Goldman, Sachs & Co. LLC	387,901	(387,901)	—
Total	$789,722	$(789,722)	$—

(1)	Cash collateral with a fair value of $810,830 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$1,997,845	$(1,997,845)	$—
Cantor Fitzgerald & Co	10,769	(10,769)	—
Citadel Clearing LLC	150,317	(150,317)	—
Citadel Securities LLC	273,103	(273,103)	—
J.P. Morgan Securities LLC	1,683,257	(1,683,257)	—
Janney Montgomery Scott LLC	138,536	(138,536)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Jefferies LLC	$409,821	$(409,821)	$—
Mizuho Securities USA LLC.	29,570	(29,570)	—
State Street Bank and Trust Company	63,183	(63,183)	—
TD Prime Services LLC	5,335	(5,335)	—
TD Securities (USA) Inc.	592,020	(592,020)	—
Wells Fargo Bank NA	155,881	(155,881)	—
Wells Fargo Securities LLC	399,265	(399,265)	—
Total	$5,908,902	$(5,908,902)	$—

(1)	Cash collateral with a fair value of $6,099,450 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), spin-offs, and wash sale deferrals.

The following permanent tax differences have been reclassified as of December 31, 2025:

	Paid-in	Distributable
	Capital	Earnings
Series MC	$3,101	$(3,101)
Series S	6,066	(6,066)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Series EM	$8,129,528	$67,094	$11,592,380	$—
Series I	48,716,331	—	40,327,673	—
Series MC	11,381,575	7,136,496	5,971,381	343,851
Series S	68,451,639	143,390,093	60,331,482	5,904,784
Series SC	9,274,807	14,306,850	7,731,770	342,051

The tax-basis components of distributable earnings as of December 31, 2025, were:

20

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss		Distributable
	Income	Capital Gains	(Depreciation)	Carryforward	Other	Earnings/(Loss)
Series EM	$16,052,503	$8,949,805	$135,507,147	$—	$(2,817,960)	$157,691,495
Series I	62,890,049	—	511,565,239	—	—	574,455,288
Series MC	5,909,164	18,668,509	74,591,605	—	—	99,169,278
Series S	75,680,830	68,106,058	1,680,083,035	—	—	1,823,869,923
Series SC	3,310,057	9,964,136	46,402,667	—	—	59,676,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of December 31, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07,

21

NOTES TO FINANCIAL STATEMENTS as of December 31, 2025 (continued)

NOTE 11 — SEGMENT REPORTING (continued)

impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each

Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 13 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 91.1%
	Australia: 0.4%
25,712	Anglogold Ashanti PLC	$2,214,312	0.4

	Brazil: 3.1%
239,608	Ambev SA	606,043	0.1
94,987	Axia Energia	876,349	0.2
275,074	B3 SA - Brasil Bolsa Balcao	697,254	0.1
62,936	Banco Bradesco SA	179,169	0.0
60,771	Banco BTG Pactual SA	583,118	0.1
86,304	Banco do Brasil SA	345,232	0.1
33,128	BB Seguridade Participacoes SA	218,546	0.0
25,600	Caixa Seguridade Participacoes S/A	77,644	0.0
25,789	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	627,754	0.1
58,300	Cia Paranaense de Energia - Copel	139,160	0.0
11,702	CPFL Energia SA	113,801	0.0
36,700	Embraer SA	593,388	0.1
16,564	Energisa S/A	142,552	0.0
36,900 (1)	Eneva SA	135,890	0.0
63,970	Equatorial Energia SA	449,445	0.1
42,407	Klabin SA	145,180	0.0
31,477	MBRF Global Foods Co. SA	114,770	0.0
53,777	Motiva Infraestrutura de Mobilidade SA	147,795	0.0
173,449 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,903,536	0.6
189,885	Petroleo Brasileiro SA	1,128,620	0.2
43,934 (1)	PRIO SA/Brazil	332,086	0.1
68,810	Raia Drogasil SA	294,466	0.1
40,460 (2)	Rede D'Or Sao Luiz SA	299,846	0.1
65,794	Rumo SA	177,220	0.0
10,663 (1)	StoneCo Ltd. - Class A	157,706	0.0
35,764	Suzano SA	335,792	0.1
42,740	Telefonica Brasil SA	258,168	0.1
44,900	TIM SA/Brazil	174,856	0.0
28,648	Totvs SA	219,993	0.0
39,320	Ultrapar Participacoes SA	149,968	0.0
186,233	Vale SA - Foreign	2,445,609	0.5
56,824	Vibra Energia SA	262,668	0.1
87,803	WEG SA	777,284	0.2
19,427	XP, Inc. - Class A	318,020	0.1
		16,428,928	3.1
	Chile: 0.4%
2,389,717	Banco de Chile	461,581	0.1
4,545	Banco de Credito e Inversiones SA	294,645	0.1
3,406,318	Banco Santander Chile	268,848	0.1
65,038	Cencosud SA	209,011	0.0
56,659	Empresas CMPC SA	88,935	0.0
20,002	Empresas Copec SA	156,758	0.0
1,007,358	Enel Americas SA	95,789	0.0
1,467,827	Enel Chile SA	120,559	0.0
26,447	Falabella SA	184,487	0.0
16,187,251	Latam Airlines Group SA	438,265	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
25,140	Plaza SA	$88,915	0.0
		2,407,793	0.4
	China: 26.6%
95,500 (2)	3SBio, Inc.	296,531	0.1
42,500	AAC Technologies Holdings, Inc.	213,061	0.1
2,718 (3)	Advanced Micro- Fabrication Equipment, Inc. China - Class A	106,073	0.0
14,000	AECC Aviation Power Co. Ltd. - Class A	80,247	0.0
326,600	Agricultural Bank of China Ltd. - Class A	358,934	0.1
1,329,000	Agricultural Bank of China Ltd. - Class H	988,675	0.2
40,191	Aier Eye Hospital Group Co. Ltd. - Class A	63,134	0.0
8,000	Airtac International Group	235,777	0.1
33,000 (1)(2)	Akeso, Inc.	480,280	0.1
876,300	Alibaba Group Holding Ltd.	16,089,711	3.0
306,000 (1)	Alibaba Health Information Technology Ltd.	199,831	0.1
85,600	Aluminum Corp. of China Ltd. - Class A	149,370	0.0
174,000	Aluminum Corp. of China Ltd. - Class H	272,389	0.1
25,100	Anhui Conch Cement Co. Ltd. - Class A	78,491	0.0
60,000 (4)	Anhui Conch Cement Co. Ltd. - Class H	170,361	0.0
3,100	Anhui Gujing Distillery Co. Ltd. - Class A	58,854	0.0
9,600 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	68,065	0.0
66,600	ANTA Sports Products Ltd.	691,612	0.1
3,784	Autohome, Inc., ADR	84,232	0.0
10,100	Avary Holding Shenzhen Co. Ltd. - Class A	72,859	0.0
156,000 (4)	AviChina Industry & Technology Co. Ltd. - Class H	79,585	0.0
115,050 (1)	Baidu, Inc. - Class A	1,892,023	0.4
94,700	Bank of Beijing Co. Ltd. - Class A	74,262	0.0
157,700	Bank of China Ltd. - Class A	129,375	0.0
3,593,000	Bank of China Ltd. - Class H	2,059,966	0.4
171,800	Bank of Communications Co. Ltd. - Class A	178,335	0.0
437,000	Bank of Communications Co. Ltd. - Class H	362,729	0.1
29,600	Bank of Hangzhou Co. Ltd. - Class A	64,722	0.0
76,300	Bank of Jiangsu Co. Ltd. - Class A	113,552	0.0

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
49,600	Bank of Nanjing Co. Ltd. - Class A	$81,127	0.0
27,900	Bank of Ningbo Co. Ltd. - Class A	112,149	0.0
67,700	Bank of Shanghai Co. Ltd. - Class A	97,847	0.0
96,000	Baoshan Iron & Steel Co. Ltd. - Class A	102,379	0.0
27,000	Beijing Enterprises Holdings Ltd.	110,459	0.0
1,811	Beijing Kingsoft Office Software, Inc. - Class A	79,594	0.0
178,800	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	131,807	0.0
12,660 (1)	Bilibili, Inc. - Class Z	312,463	0.1
9,500 (2)	BOC Aviation Ltd.	88,955	0.0
201,600	BOE Technology Group Co. Ltd. - Class A	121,485	0.0
222,000	Bosideng International Holdings Ltd.	127,379	0.0
21,900	BYD Co. Ltd. - Class A	306,229	0.1
184,500 (4)	BYD Co. Ltd. - Class H	2,254,730	0.4
42,500	BYD Electronic International Co. Ltd.	184,050	0.0
39,000	C&D International Investment Group Ltd.	78,601	0.0
1,354 (1)	Cambricon Technologies Corp. Ltd. - Class A	262,516	0.1
634,000 (2)	CGN Power Co. Ltd. - Class H	238,552	0.1
12,900	Chaozhou Three-Circle Group Co. Ltd. - Class A	84,324	0.0
443,000	China CITIC Bank Corp. Ltd. - Class H	395,315	0.1
741,000 (1)(2)	China CITIC Financial Asset Management Co. Ltd. - Class H	79,077	0.0
105,000	China Coal Energy Co. Ltd. - Class H	134,551	0.0
140,000	China Communications Services Corp. Ltd. - Class H	80,698	0.0
62,200	China Construction Bank Corp. - Class A	82,646	0.0
4,920,000	China Construction Bank Corp. - Class H	4,869,870	0.9
31,800	China CSSC Holdings Ltd. - Class A	151,358	0.0
107,400 (1)	China Eastern Airlines Corp. Ltd. - Class A	92,248	0.0
200,900	China Energy Engineering Corp. Ltd. - Class A	67,596	0.0
267,600	China Everbright Bank Co. Ltd. - Class A	133,674	0.0
201,000 (2)	China Feihe Ltd.	105,000	0.0
191,000	China Galaxy Securities Co. Ltd. - Class H	247,001	0.1
152,400 (4)	China Gas Holdings Ltd.	150,389	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
12,000	China Gold International Resources Corp. Ltd.	$242,062	0.1
148,000	China Hongqiao Group Ltd.	621,559	0.1
93,600 (2)	China International Capital Corp. Ltd. - Class H	236,421	0.1
382,000	China Life Insurance Co. Ltd. - Class H	1,350,344	0.3
22,000 (1)(2)	China Literature Ltd.	93,472	0.0
150,000	China Longyuan Power Group Corp. Ltd. - Class H	128,093	0.0
166,000	China Mengniu Dairy Co. Ltd.	318,645	0.1
75,400	China Merchants Bank Co. Ltd. - Class A	454,456	0.1
193,000	China Merchants Bank Co. Ltd. - Class H	1,312,959	0.3
68,810	China Merchants Port Holdings Co. Ltd.	134,002	0.0
36,500	China Merchants Securities Co. Ltd. - Class A	86,937	0.0
373,500	China Minsheng Banking Corp. Ltd. - Class H	188,831	0.0
194,000	China National Building Material Co. Ltd. - Class H	127,739	0.0
104,900	China National Nuclear Power Co. Ltd. - Class A	129,812	0.0
69,000	China Nonferrous Mining Corp. Ltd.	130,908	0.0
15,400	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	101,590	0.0
108,000	China Oilfield Services Ltd. - Class H	97,048	0.0
197,500	China Overseas Land & Investment Ltd.	311,903	0.1
31,600	China Pacific Insurance Group Co. Ltd. - Class A	189,651	0.0
129,600	China Pacific Insurance Group Co. Ltd. - Class H	587,734	0.1
1,222,000	China Petroleum & Chemical Corp. - Class H	734,003	0.2
191,000	China Railway Group Ltd. - Class H	94,005	0.0
85,500	China Resources Beer Holdings Co. Ltd.	288,759	0.1
50,500	China Resources Gas Group Ltd.	146,994	0.0
168,000	China Resources Land Ltd.	587,715	0.1
8,800	China Resources Microelectronics Ltd. - Class A	66,560	0.0
36,800 (2)	China Resources Mixc Lifestyle Services Ltd.	203,661	0.1

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
108,000 (4)	China Resources Power Holdings Co. Ltd.	$240,412	0.1
568,000 (1)	China Ruyi Holdings Ltd.	159,979	0.0
28,300	China Shenhua Energy Co. Ltd. - Class A	164,013	0.0
170,000	China Shenhua Energy Co. Ltd. - Class H	848,825	0.2
68,700 (1)	China Southern Airlines Co. Ltd. - Class A	78,733	0.0
157,700	China State Construction Engineering Corp. Ltd. - Class A	115,763	0.0
72,000 (4)	China State Construction International Holdings Ltd.	84,210	0.0
75,200	China Taiping Insurance Holdings Co. Ltd.	181,086	0.0
141,300	China Three Gorges Renewables Group Co. Ltd. - Class A	82,683	0.0
8,800	China Tourism Group Duty Free Corp. Ltd. - Class A	119,165	0.0
234,300 (2)	China Tower Corp. Ltd. - Class H	348,322	0.1
135,100	China United Network Communications Ltd. - Class A	98,864	0.0
83,800	China Yangtze Power Co. Ltd. - Class A	326,055	0.1
39,500	Chongqing Changan Automobile Co. Ltd. - Class A	67,057	0.0
115,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	90,875	0.0
107,600 (4)	Chow Tai Fook Jewellery Group Ltd.	171,907	0.0
165,000	CITIC Ltd.	256,430	0.1
52,000	CITIC Securities Co. Ltd. - Class A	213,699	0.1
77,000	CITIC Securities Co. Ltd. - Class H	271,739	0.1
94,600	CMOC Group Ltd. - Class A	270,802	0.1
162,000	CMOC Group Ltd. - Class H	402,493	0.1
15,080	Contemporary Amperex Technology Co. Ltd. - Class A	792,945	0.2
3,000	Contemporary Amperex Technology Co. Ltd. - Class H	195,118	0.1
66,000	COSCO Shipping Holdings Co. Ltd. - Class A	143,337	0.0
113,000 (4)	COSCO Shipping Holdings Co. Ltd. - Class H	199,505	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
117,800	CRRC Corp. Ltd. - Class A	$114,983	0.0
194,000	CRRC Corp. Ltd. - Class H	148,881	0.0
19,900	CSC Financial Co. Ltd. - Class A	76,261	0.0
430,000	CSPC Pharmaceutical Group Ltd.	466,568	0.1
80,400	Daqin Railway Co. Ltd. - Class A	59,367	0.0
110,000 (1)	Dongfeng Motor Group Co. Ltd. - Class H	124,898	0.0
57,040	East Money Information Co. Ltd. - Class A	189,111	0.0
2,450	Eastroc Beverage Group Co. Ltd. - Class A	93,780	0.0
41,900	ENN Energy Holdings Ltd.	372,696	0.1
3,360	Eoptolink Technology, Inc. Ltd. - Class A	205,872	0.1
9,000	Eve Energy Co. Ltd. - Class A	84,654	0.0
24,100	Everbright Securities Co. Ltd. - Class A	60,519	0.0
114,000	Far East Horizon Ltd.	117,786	0.0
71,400	Focus Media Information Technology Co. Ltd. - Class A	75,305	0.0
18,420	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	97,661	0.0
143,000	Fosun International Ltd.	80,587	0.0
49,700	Founder Securities Co. Ltd. - Class A	55,459	0.0
43,200	Foxconn Industrial Internet Co. Ltd. - Class A	382,770	0.1
12,000	Fuyao Glass Industry Group Co. Ltd. - Class A	111,250	0.0
28,400 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	245,481	0.1
26,600 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	177,992	0.0
1,248,000 (1)	GCL Technology Holdings Ltd.	170,112	0.0
85,500	GD Power Development Co. Ltd. - Class A	61,664	0.0
57,400 (1)	GDS Holdings Ltd. - Class A	250,689	0.1
321,000	Geely Automobile Holdings Ltd.	742,433	0.2
66,000 (1)	Genscript Biotech Corp.	105,421	0.0
51,000 (4)	GF Securities Co. Ltd. - Class H	115,728	0.0
17,400 (2)(4)	Giant Biogene Holding Co. Ltd.	74,486	0.0
3,200	GigaDevice Semiconductor, Inc. - Class A	98,014	0.0
18,600	GoerTek, Inc. - Class A	76,428	0.0

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
129,000	Great Wall Motor Co. Ltd. - Class H	$253,601	0.1
12,600	Gree Electric Appliances, Inc. of Zhuhai - Class A	72,516	0.0
8,400	Guangdong Haid Group Co. Ltd. - Class A	66,569	0.0
156,000	Guangdong Investment Ltd.	136,094	0.0
9,300	Guangzhou Tinci Materials Technology Co. Ltd. - Class A	61,687	0.0
38,200	Guosen Securities Co. Ltd. - Class A	71,715	0.0
72,578	Guotai Junan Securities Co. Ltd. - Class A	213,405	0.1
81,592 (2)	Guotai Junan Securities Co. Ltd. - Class H	174,717	0.0
10,540	H World Group Ltd., ADR	495,907	0.1
88,000 (2)	Haidilao International Holding Ltd.	161,735	0.0
132,400	Haier Smart Home Co. Ltd. - Class H	413,452	0.1
36,000	Haitian International Holdings Ltd.	102,578	0.0
76,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	352,133	0.1
18,000	Henan Shuanghui Investment & Development Co. Ltd. - Class A	68,188	0.0
36,500	Hengan International Group Co. Ltd.	131,151	0.0
37,200	Hengli Petrochemical Co. Ltd. - Class A	119,972	0.0
2,100	Hithink RoyalFlush Information Network Co. Ltd. - Class A	96,794	0.0
263,400 (1)	Horizon Robotics	293,987	0.1
38,000 (1)(2)	Hua Hong Semiconductor Ltd. - Class H	363,694	0.1
10,400	Huadong Medicine Co. Ltd. - Class A	58,729	0.0
278,000	Huaneng Power International, Inc. - Class H	204,874	0.1
44,700	Huatai Securities Co. Ltd. - Class A	150,958	0.0
58,800 (2)	Huatai Securities Co. Ltd. - Class H	142,705	0.0
63,400	Huaxia Bank Co. Ltd. - Class A	62,330	0.0
7,763	Hygon Information Technology Co. Ltd. - Class A	249,437	0.1
7,800	IEIT Systems Co. Ltd. - Class A	74,425	0.0
11,300	Iflytek Co. Ltd. - Class A	81,404	0.0
245,300	Industrial & Commercial Bank of China Ltd. - Class A	278,468	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
3,255,000	Industrial & Commercial Bank of China Ltd. - Class H	$2,633,965	0.5
76,300	Industrial Bank Co. Ltd. - Class A	229,986	0.1
249,200	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	84,834	0.0
26,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	109,759	0.0
67,100	Inner Mongolia Yitai Coal Co. Ltd. - Class B	128,127	0.0
75,500 (1)(2)	Innovent Biologics, Inc.	738,896	0.2
11,900	JCET Group Co. Ltd. - Class A	62,696	0.0
59,850 (1)(2)	JD Health International, Inc.	428,632	0.1
107,500 (1)(2)	JD Logistics, Inc.	158,165	0.0
123,400	JD.com, Inc. - Class A	1,774,398	0.3
72,000	Jiangsu Expressway Co. Ltd. - Class H	92,420	0.0
6,800	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	106,866	0.0
24,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	209,000	0.1
7,000	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	60,834	0.0
64,000	Jiangxi Copper Co. Ltd. - Class H	353,747	0.1
19,202	Kanzhun Ltd., ADR	391,337	0.1
107,600	KE Holdings, Inc. - Class A	569,090	0.1
159,000 (1)	Kingdee International Software Group Co. Ltd.	272,586	0.1
51,800	Kingsoft Corp. Ltd.	190,033	0.0
130,400 (2)	Kuaishou Technology	1,077,940	0.2
11,600 (1)	Kuang-Chi Technologies Co. Ltd. - Class A	80,964	0.0
202,000	Kunlun Energy Co. Ltd.	193,100	0.1
4,100	Kweichow Moutai Co. Ltd. - Class A	808,454	0.2
1,500	Laopu Gold Co. Ltd. - Class H	119,881	0.0
402,000	Lenovo Group Ltd.	478,057	0.1
26,000	Lens Technology Co. Ltd. - Class A	112,586	0.0
65,400 (1)(4)	Li Auto, Inc. - Class A	551,987	0.1
124,500	Li Ning Co. Ltd.	299,151	0.1
111,500 (2)(4)	Longfor Group Holdings Ltd.	122,914	0.0
41,000 (1)	LONGi Green Energy Technology Co. Ltd. - Class A	106,749	0.0
26,500	Luxshare Precision Industry Co. Ltd. - Class A	215,536	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
5,943	Luzhou Laojiao Co. Ltd. - Class A	$98,935	0.0
180,500 (2)	Meitu, Inc.	162,530	0.0
254,700 (1)(2)	Meituan - Class B	3,375,335	0.6
18,200	Midea Group Co. Ltd. - Class A	203,497	0.1
16,000	Midea Group Co. Ltd. - Class H	174,867	0.0
25,800	MINISO Group Holding Ltd.	121,106	0.0
221,600 (1)	MMG Ltd.	250,379	0.1
5,304	Montage Technology Co. Ltd. - Class A	89,418	0.0
21,100	Muyuan Foods Co. Ltd. - Class A	152,764	0.0
33,500	NARI Technology Co. Ltd. - Class A	107,792	0.0
2,970	NAURA Technology Group Co. Ltd. - Class A	195,087	0.1
4,500 (1)(2)	NetEase Cloud Music, Inc.	107,788	0.0
89,300	NetEase, Inc.	2,458,000	0.5
13,000	New China Life Insurance Co. Ltd. - Class A	129,707	0.0
43,200	New China Life Insurance Co. Ltd. - Class H	302,693	0.1
67,700	New Oriental Education & Technology Group, Inc.	371,890	0.1
7,845	Ningbo Tuopu Group Co. Ltd. - Class A	86,790	0.0
34,900	Ningxia Baofeng Energy Group Co. Ltd. - Class A	98,039	0.0
95,780 (1)(4)	NIO, Inc. - Class A	492,308	0.1
104,000 (2)	Nongfu Spring Co. Ltd. - Class H	627,840	0.1
52,400	Orient Securities Co. Ltd./ China - Class A	81,731	0.0
36,257 (1)	PDD Holdings, Inc., ADR	4,111,181	0.8
488,000	People's Insurance Co. Group of China Ltd. - Class H	423,924	0.1
104,500	PetroChina Co. Ltd. - Class A	155,601	0.0
1,066,000	PetroChina Co. Ltd. - Class H	1,149,041	0.2
360,000	PICC Property & Casualty Co. Ltd. - Class H	756,867	0.2
80,300	Ping An Bank Co. Ltd. - Class A	131,122	0.0
44,300	Ping An Insurance Group Co. of China Ltd. - Class A	433,967	0.1
334,500	Ping An Insurance Group Co. of China Ltd. - Class H	2,809,701	0.5
27,600 (2)	Pop Mart International Group Ltd.	665,898	0.1
480,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	328,403	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
86,900	Power Construction Corp. of China Ltd. - Class A	$64,667	0.0
5,274	Qifu Technology, Inc., ADR	101,630	0.0
35,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	141,049	0.0
9,500 (1)(2)(4)	Remegen Co. Ltd. - Class H	88,132	0.0
56,300	Rongsheng Petrochemical Co. Ltd. - Class A	94,372	0.0
34,700	SAIC Motor Corp. Ltd. - Class A	75,639	0.0
37,700	Sanan Optoelectronics Co. Ltd. - Class A	76,332	0.0
37,700	Sany Heavy Industry Co. Ltd. - Class A	114,016	0.0
33,400	SDIC Power Holdings Co. Ltd. - Class A	62,730	0.0
5,600	Seres Group Co. Ltd. - Class A	96,821	0.0
19,700	SF Holding Co. Ltd. - Class A	108,022	0.0
37,700	Shaanxi Coal Industry Co. Ltd. - Class A	115,054	0.0
23,200	Shandong Gold Mining Co. Ltd. - Class A	128,016	0.0
42,750 (2)	Shandong Gold Mining Co. Ltd. - Class H	190,331	0.0
141,200	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	91,041	0.0
54,500 (1)	Shanghai Electric Group Co. Ltd. - Class A	67,265	0.0
15,600	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	59,170	0.0
109,600	Shanghai Pudong Development Bank Co. Ltd. - Class A	195,167	0.1
3,624	Shanghai United Imaging Healthcare Co. Ltd. - Class A	65,117	0.0
4,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	113,160	0.0
10,200	Shengyi Technology Co. Ltd. - Class A	103,854	0.0
2,700	Shennan Circuits Co. Ltd. - Class A	89,581	0.0
131,900	Shenwan Hongyuan Group Co. Ltd. - Class A	99,484	0.0
6,800	Shenzhen Inovance Technology Co. Ltd. - Class A	73,286	0.0
4,500	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	122,712	0.0

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
44,100	Shenzhou International Group Holdings Ltd.	$347,502	0.1
2,700 (1)	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H	135,534	0.0
553,000	Sino Biopharmaceutical Ltd.	439,988	0.1
68,000	Sinopharm Group Co. Ltd. - Class H	170,037	0.0
38,000	Sinotruk Hong Kong Ltd.	134,860	0.0
101,000 (2)(4)	Smoore International Holdings Ltd.	154,562	0.0
7,500	Sungrow Power Supply Co. Ltd. - Class A	183,570	0.0
38,300 (4)	Sunny Optical Technology Group Co. Ltd.	323,430	0.1
7,200	Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	87,292	0.0
2,800	Suzhou TFC Optical Communication Co. Ltd. - Class A	80,850	0.0
21,687 (1)	TAL Education Group, ADR	236,605	0.1
33,730	TBEA Co. Ltd. - Class A	107,139	0.0
112,840	TCL Technology Group Corp. - Class A	73,379	0.0
326,700	Tencent Holdings Ltd.	25,072,114	4.7
29,880	Tencent Music Entertainment Group, ADR	523,796	0.1
7,700 (1)	Tianqi Lithium Corp. - Class A	60,972	0.0
102,000	Tingyi Cayman Islands Holding Corp.	154,647	0.0
68,400	Tongcheng Travel Holdings Ltd.	197,443	0.1
23,700 (1)	Tongwei Co. Ltd. - Class A	69,595	0.0
31,850	Trip.com Group Ltd.	2,283,691	0.4
34,000	Tsingtao Brewery Co. Ltd. - Class H	213,136	0.1
11,050 (1)	UBTech Robotics Corp. Ltd. - Class H	180,060	0.0
17,400	Unisplendour Corp. Ltd. - Class A	61,289	0.0
3,000	Victory Giant Technology Huizhou Co. Ltd. - Class A	122,583	0.0
16,989	Vipshop Holdings Ltd., ADR	300,535	0.1
13,400	Wanhua Chemical Group Co. Ltd. - Class A	147,012	0.0
258,000	Want Want China Holdings Ltd.	153,818	0.0
48,000	Weichai Power Co. Ltd. - Class A	118,128	0.0
86,000	Weichai Power Co. Ltd. - Class H	208,706	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
32,800	Wens Foodstuffs Group Co. Ltd. - Class A	$79,229	0.0
5,900	Will Semiconductor Co. Ltd. Shanghai - Class A	106,297	0.0
13,500	Wuliangye Yibin Co. Ltd. - Class A	204,725	0.1
8,000	WUS Printed Circuit Kunshan Co. Ltd. - Class A	83,221	0.0
12,100	WuXi AppTec Co. Ltd. - Class A	156,781	0.0
16,400 (2)	WuXi AppTec Co. Ltd. - Class H	207,961	0.1
180,000 (1)(2)	Wuxi Biologics Cayman, Inc.	727,887	0.1
18,500 (1)	WuXi XDC Cayman, Inc.	144,652	0.0
55,800	XCMG Construction Machinery Co. Ltd. - Class A	92,496	0.0
880,200 (1)(2)	Xiaomi Corp. - Class B	4,442,222	0.8
272,000 (4)	Xinyi Solar Holdings Ltd.	104,040	0.0
64,700 (1)	XPeng, Inc. - Class A	657,861	0.1
87,000 (1)	XtalPi Holdings Ltd.	105,989	0.0
70,000 (2)	Yadea Group Holdings Ltd.	102,532	0.0
195,200 (4)	Yankuang Energy Group Co. Ltd. - Class H	241,244	0.1
19,293	Yum China Holdings, Inc.	921,048	0.2
10,200	Yunnan Baiyao Group Co. Ltd. - Class A	82,846	0.0
2,900	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	70,042	0.0
92,000	Zhaojin Mining Industry Co. Ltd. - Class H	363,265	0.1
88,600	Zhejiang Expressway Co. Ltd. - Class H	81,625	0.0
14,200	Zhejiang Juhua Co. Ltd. - Class A	78,084	0.0
26,700 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd. - Class H	167,253	0.0
19,200	Zhejiang NHU Co. Ltd. - Class A	69,195	0.0
3,720	Zhongji Innolight Co. Ltd. - Class A	323,219	0.1
27,800	Zhongjin Gold Corp. Ltd. - Class A	92,586	0.0
27,500	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	133,074	0.0
85,200	Zijin Mining Group Co. Ltd. - Class A	419,382	0.1
280,000	Zijin Mining Group Co. Ltd. - Class H	1,281,962	0.3
22,700	ZTE Corp. - Class A	122,922	0.0
32,200 (4)	ZTE Corp. - Class H	112,499	0.0
22,100	ZTO Express Cayman, Inc.	460,964	0.1
		142,489,981	26.6

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Colombia: 0.0%
21,814	Interconexion Electrica SA ESP	$142,400	0.0

	Czechia: 0.1%
7,075	CEZ AS	445,280	0.1
4,004	Komercni Banka AS	225,744	0.0
16,126 (2)	Moneta Money Bank AS	151,549	0.0
		822,573	0.1
	Egypt: 0.1%
132,992	Commercial International Bank Egypt SAE	287,173	0.1

	Greece: 0.5%
114,474	Alpha Bank SA	481,142	0.1
133,709	Eurobank SA	537,599	0.1
8,341	Hellenic Telecommunications Organization SA	165,267	0.0
6,003	Jumbo SA	196,827	0.0
45,270	National Bank of Greece SA	690,478	0.1
8,649	OPAP SA	194,138	0.0
57,334	Piraeus Bank SA	457,772	0.1
9,296	Public Power Corp. SA	198,640	0.1
		2,921,863	0.5
	Hong Kong: 0.1%
109,800 (1)	J&T Global Express Ltd.	147,792	0.0
6,000 (4)	Orient Overseas International Ltd.	96,745	0.0
10,400 (1)	Zijin Gold International Co. Ltd.	195,099	0.1
		439,636	0.1
	Hungary: 0.3%
18,647	MOL Hungarian Oil & Gas PLC	167,108	0.0
11,240	OTP Bank Nyrt	1,205,200	0.2
6,993	Richter Gedeon Nyrt	211,398	0.1
		1,583,706	0.3
	India: 14.8%
2,774	ABB India Ltd.	159,693	0.0
8,972	Adani Enterprises Ltd.	213,989	0.0
27,809	Adani Ports & Special Economic Zone Ltd.	455,235	0.1
149,964 (1)	Adani Power Ltd.	238,407	0.0
2,017	Alkem Laboratories Ltd.	123,542	0.0
32,513	Ambuja Cements Ltd.	201,501	0.0
9,509	APL Apollo Tubes Ltd.	202,666	0.0
5,118	Apollo Hospitals Enterprise Ltd.	401,347	0.1
149,691	Ashok Leyland Ltd.	298,717	0.1
17,299	Asian Paints Ltd.	533,697	0.1
6,463	Astral Ltd.	99,971	0.0
19,256 (2)	AU Small Finance Bank Ltd.	213,146	0.0
13,652	Aurobindo Pharma Ltd.	179,696	0.0
8,474 (1)(2)	Avenue Supermarts Ltd.	356,807	0.1
117,980	Axis Bank Ltd.	1,668,295	0.3
3,379	Bajaj Auto Ltd.	351,472	0.1
19,676	Bajaj Finserv Ltd.	447,079	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
1,370	Bajaj Holdings & Investment Ltd.	$172,705	0.0
3,952	Balkrishna Industries Ltd.	102,140	0.0
50,837	Bank of Baroda	167,537	0.0
190,680	Bharat Electronics Ltd.	848,755	0.2
13,475	Bharat Forge Ltd.	220,699	0.0
55,732	Bharat Heavy Electricals Ltd.	178,416	0.0
78,837	Bharat Petroleum Corp. Ltd.	337,243	0.1
130,842	Bharti Airtel Ltd.	3,071,056	0.6
365	Bosch Ltd.	146,413	0.0
5,482	Britannia Industries Ltd.	367,848	0.1
10,377	BSE Ltd.	304,330	0.1
89,214	Canara Bank	153,862	0.0
33,944	CG Power & Industrial Solutions Ltd.	244,725	0.1
21,660	Cholamandalam Investment and Finance Co. Ltd.	410,840	0.1
28,556	Cipla Ltd./India	479,964	0.1
92,226	Coal India Ltd.	409,679	0.1
143,304	Coforge Ltd.	1,575,912	0.3
6,711	Colgate-Palmolive India Ltd.	155,096	0.0
5,152	Coromandel International Ltd.	130,007	0.0
7,203	Cummins India Ltd.	355,475	0.1
25,940	Dabur India Ltd.	145,452	0.0
6,182	Divi's Laboratories Ltd.	439,396	0.1
1,855	Dixon Technologies India Ltd.	250,272	0.1
38,213	DLF Ltd.	292,370	0.1
29,057	Dr Reddy's Laboratories Ltd.	410,909	0.1
7,058	Eicher Motors Ltd.	574,540	0.1
21,604	Fortis Healthcare Ltd.	212,480	0.0
47,971 (1)	FSN E-Commerce Ventures Ltd.	141,576	0.0
116,483	GAIL India Ltd.	223,408	0.0
6,241	GE Vernova T&D India Ltd.	217,513	0.0
132,088 (1)	GMR Airports Infrastructure Ltd.	153,602	0.0
20,822	Godrej Consumer Products Ltd.	283,413	0.1
7,825 (1)	Godrej Properties Ltd.	174,573	0.0
14,069	Grasim Industries Ltd.	443,053	0.1
11,665	Havells India Ltd.	184,931	0.0
48,922	HCL Technologies Ltd.	884,187	0.2
10,072 (2)	HDFC Asset Management Co. Ltd.	299,592	0.1
578,873	HDFC Bank Ltd.	6,394,749	1.2
49,818 (2)	HDFC Life Insurance Co. Ltd.	416,200	0.1
6,265	Hero MotoCorp Ltd.	402,571	0.1
68,725	Hindalco Industries Ltd.	678,266	0.1
10,495	Hindustan Aeronautics Ltd.	512,982	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
49,974	Hindustan Petroleum Corp. Ltd.	$277,786	0.1
41,709	Hindustan Unilever Ltd.	1,074,851	0.2
673	Hitachi Energy India Ltd.	137,181	0.0
7,933	Hyundai Motor India Ltd.	202,828	0.0
269,500	ICICI Bank Ltd.	4,033,494	0.8
12,505 (2)	ICICI Lombard General Insurance Co. Ltd.	273,418	0.1
17,764 (2)	ICICI Prudential Life Insurance Co. Ltd.	132,212	0.0
196,845	IDFC First Bank Ltd.	187,604	0.0
44,321	Indian Hotels Co. Ltd.	364,800	0.1
144,016	Indian Oil Corp. Ltd.	266,987	0.1
12,296	Indian Railway Catering & Tourism Corp. Ltd.	93,761	0.0
65,930 (1)	Indus Towers Ltd.	307,480	0.1
29,591 (1)	IndusInd Bank Ltd.	284,681	0.1
18,760	Info Edge India Ltd.	278,487	0.1
169,919	Infosys Ltd.	3,060,051	0.6
9,743 (2)	InterGlobe Aviation Ltd.	549,558	0.1
157,739	ITC Ltd.	707,949	0.1
17,142	Jindal Stainless Ltd.	160,197	0.0
18,093	Jindal Steel & Power Ltd.	212,117	0.0
23,101	JSW Energy Ltd.	124,118	0.0
31,299	JSW Steel Ltd.	405,969	0.1
18,303	Jubilant Foodworks Ltd.	113,856	0.0
20,645	Kalyan Jewellers India Ltd.	111,665	0.0
56,263	Kotak Mahindra Bank Ltd.	1,380,157	0.3
41,709 (3)	Kwality Wall’s India Ltd.	17,727	0.0
34,653	Larsen & Toubro Ltd.	1,574,914	0.3
3,809 (2)	LTIMindtree Ltd.	257,261	0.1
12,123	Lupin Ltd.	284,760	0.1
15,399 (2)	Macrotech Developers Ltd.	182,066	0.0
47,699	Mahindra & Mahindra Ltd.	1,969,924	0.4
6,386	Mankind Pharma Ltd.	156,295	0.0
26,075	Marico Ltd.	217,654	0.0
6,401	Maruti Suzuki India Ltd.	1,190,459	0.2
40,417	Max Healthcare Institute Ltd.	470,108	0.1
5,480	Mphasis Ltd.	170,088	0.0
121	MRF Ltd.	205,904	0.0
6,099	Muthoot Finance Ltd.	258,695	0.1
34,066	Nestle India Ltd.	488,132	0.1
164,771	NHPC Ltd.	145,321	0.0
147,121	NMDC Ltd.	136,191	0.0
226,228	NTPC Ltd.	830,424	0.2
6,034	Oberoi Realty Ltd.	112,239	0.0
158,532	Oil & Natural Gas Corp. Ltd.	424,227	0.1
24,306	Oil India Ltd.	114,827	0.0
18,827 (1)	One 97 Communications Ltd.	272,304	0.1
1,149	Oracle Financial Services Software Ltd. - Class 1	98,444	0.0
313	Page Industries Ltd.	125,696	0.0
17,730 (1)	PB Fintech Ltd.	360,601	0.1
5,753	Persistent Systems Ltd.	401,641	0.1
39,530	Petronet LNG Ltd.	124,945	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
10,122	Phoenix Mills Ltd.	$209,003	0.0
3,955	PI Industries Ltd.	142,657	0.0
15,657	Pidilite Industries Ltd.	258,302	0.1
2,825	Polycab India Ltd.	239,768	0.0
74,217	Power Finance Corp. Ltd.	293,861	0.1
240,040	Power Grid Corp. of India Ltd.	707,820	0.1
8,974	Prestige Estates Projects Ltd.	159,303	0.0
114,810	Punjab National Bank	157,932	0.0
26,473	Rail Vikas Nigam Ltd.	105,293	0.0
63,187	REC Ltd.	251,258	0.1
311,293	Reliance Industries Ltd.	5,447,197	1.0
149,765	Reliance Strategic Investments Ltd.	491,879	0.1
230,986	Samvardhana Motherson International Ltd.	308,572	0.1
14,389	SBI Cards & Payment Services Ltd.	137,952	0.0
23,132 (2)	SBI Life Insurance Co. Ltd.	524,334	0.1
479	Shree Cement Ltd.	141,703	0.0
73,222	Shriram Finance Ltd.	812,591	0.2
4,114 (1)	Siemens Energy India Ltd.	116,931	0.0
4,506	Siemens Ltd.	153,833	0.0
1,408	Solar Industries India Ltd.	191,989	0.0
7,134	SRF Ltd.	244,437	0.0
91,075	State Bank of India	996,278	0.2
49,271	Sun Pharmaceutical Industries Ltd.	943,431	0.2
3,516	Sundaram Finance Ltd.	206,810	0.0
3,334	Supreme Industries Ltd.	124,497	0.0
503,500 (1)	Suzlon Energy Ltd.	295,511	0.1
70,376 (1)	Swiggy Ltd.	302,949	0.1
5,842	Tata Communications Ltd.	118,649	0.0
45,979	Tata Consultancy Services Ltd.	1,642,792	0.3
30,553	Tata Consumer Products Ltd.	405,194	0.1
103,565	Tata Motors Ltd.	423,836	0.1
105,600 (1)	Tata Motors Ltd. /new	488,174	0.1
83,431	Tata Power Co. Ltd.	352,702	0.1
384,219	Tata Steel Ltd.	769,689	0.1
28,087	Tech Mahindra Ltd.	497,495	0.1
17,919	Titan Co. Ltd.	808,925	0.2
5,737	Torrent Pharmaceuticals Ltd.	245,559	0.1
9,189	Torrent Power Ltd.	133,708	0.0
9,507	Trent Ltd.	453,397	0.1
5,505	Tube Investments of India Ltd.	160,105	0.0
6,196	UltraTech Cement Ltd.	813,014	0.2
78,542	Union Bank of India Ltd.	134,518	0.0
14,549	United Spirits Ltd.	233,695	0.0
23,733	UPL Ltd.	210,164	0.0
68,655	Varun Beverages Ltd.	374,808	0.1
68,014	Vedanta Ltd.	457,622	0.1
97,518 (1)	Vishal Mega Mart Ltd.	148,092	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
1,380,913 (1)	Vodafone Idea Ltd.	$165,550	0.0
11,749	Voltas Ltd.	177,958	0.0
4,437	WAAREE Energies Ltd.	146,739	0.0
134,410	Wipro Ltd.	394,061	0.1
747,665 (1)	Yes Bank Ltd.	179,851	0.0
124,684 (1)	Zomato Ltd.	386,394	0.1
12,699	Zydus Lifesciences Ltd.	129,370	0.0
		79,464,203	14.8
	Indonesia: 1.1%
738,600 (1)	Amman Mineral Internasional PT	284,360	0.1
1,039,100	Astra International Tbk PT	417,050	0.1
2,832,700	Bank Central Asia Tbk PT	1,367,902	0.3
1,919,900	Bank Mandiri Persero Tbk PT	585,441	0.1
758,700	Bank Negara Indonesia Persero Tbk PT	198,219	0.0
3,498,000	Bank Rakyat Indonesia Persero Tbk PT	766,086	0.1
1,214,049 (1)	Barito Pacific Tbk PT	237,377	0.1
397,400	Barito Renewables Energy Tbk PT	231,037	0.1
2,842,300 (1)	Bumi Resources Minerals Tbk PT	187,336	0.0
426,700	Chandra Asri Pacific Tbk PT	178,715	0.0
353,800	Charoen Pokphand Indonesia Tbk PT	95,560	0.0
51,400 (1)	Dian Swastatika Sentosa Tbk PT	311,328	0.1
46,938,800 (1)	GoTo Gojek Tokopedia Tbk PT	179,484	0.0
204,400	Indofood Sukses Makmur Tbk PT	82,890	0.0
1,161,600	Petrindo Jaya Kreasi Tbk PT	162,519	0.0
951,900	Sumber Alfaria Trijaya Tbk PT	112,529	0.0
2,583,600	Telkom Indonesia Persero Tbk PT	540,581	0.1
74,200	United Tractors Tbk PT	131,187	0.0
		6,069,601	1.1
	Kuwait: 0.7%
88,514	Boubyan Bank KSCP	205,612	0.1
117,669	Gulf Bank KSCP	136,370	0.0
558,510	Kuwait Finance House KSCP	1,471,578	0.3
35,401	Mabanee Co. KPSC	125,364	0.0
102,668	Mobile Telecommunications Co. KSCP	173,115	0.0
422,739	National Bank of Kuwait SAKP	1,393,733	0.3
97,195 (1)	Warba Bank KSCP	92,584	0.0
		3,598,356	0.7
	Luxembourg: 0.0%
7,164	Reinet Investments SCA	250,913	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Malaysia: 1.2%
131,700	AMMB Holdings Bhd	$210,869	0.1
145,200	Axiata Group Bhd	90,149	0.0
182,500	CelcomDIGI Bhd	143,464	0.0
414,700	CIMB Group Holdings Bhd	842,138	0.2
226,300	Gamuda Bhd	277,142	0.1
32,300	Hong Leong Bank Bhd	176,166	0.1
104,700	IHH Healthcare Bhd	225,808	0.1
122,000	IOI Corp. Bhd	120,285	0.0
24,500	Kuala Lumpur Kepong Bhd	120,749	0.0
286,500	Malayan Banking Bhd	739,710	0.2
121,300	Maxis Bhd	113,211	0.0
61,700	MISC Bhd	118,565	0.0
171,300 (2)	MR DIY Group M Bhd	64,493	0.0
3,600	Nestle Malaysia Bhd	101,134	0.0
133,500	Petronas Chemicals Group Bhd	119,203	0.0
16,900	Petronas Dagangan Bhd	83,079	0.0
37,500	Petronas Gas Bhd	167,632	0.0
203,000	Press Metal Aluminium Holdings Bhd	356,028	0.1
766,300	Public Bank Bhd	856,793	0.2
88,200	QL Resources Bhd	82,375	0.0
85,500	RHB Bank Bhd	162,398	0.0
103,100	Sime Darby Plantation Bhd	145,580	0.0
124,000	Sunway Bhd	171,750	0.0
61,900	Telekom Malaysia Bhd	122,720	0.0
136,900	Tenaga Nasional Bhd	462,459	0.1
171,140	YTL Corp. Bhd	85,876	0.0
137,620	YTL Power International Bhd	112,083	0.0
		6,271,859	1.2
	Mexico: 2.0%
188,178 (4)	Alfa SAB de CV - Class A	164,587	0.0
924,907	America Movil SAB de CV	954,825	0.2
25,441 (4)	Arca Continental SAB de CV	274,790	0.1
785,994	Cemex SAB de CV	902,644	0.2
25,308	Coca-Cola Femsa SAB de CV	240,354	0.1
147,840	Fibra Uno Administracion SA de CV	222,160	0.0
86,740	Fomento Economico Mexicano SAB de CV	876,817	0.2
7,933	Gruma SAB de CV - Class B	136,364	0.0
14,695 (4)	Grupo Aeroportuario del Centro Norte SAB de CV	199,459	0.0
20,104 (4)	Grupo Aeroportuario del Pacifico SAB de CV - Class B	525,858	0.1
9,319	Grupo Aeroportuario del Sureste SAB de CV - Class B	300,630	0.1
65,171	Grupo Bimbo SAB de CV	213,527	0.0
29,341 (4)	Grupo Carso SAB de CV	192,788	0.0

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
15,000	Grupo Comercial Chedraui SA de CV	$102,690	0.0
130,069	Grupo Financiero Banorte SAB de CV - Class O	1,205,093	0.2
85,412	Grupo Financiero Inbursa SAB de CV - Class O	205,947	0.0
159,898	Grupo Mexico SAB de CV	1,511,295	0.3
10,327 (1)	Industrias Penoles SAB de CV	542,504	0.1
70,449	Kimberly-Clark de Mexico SAB de CV - Class A	150,268	0.0
54,170	Prologis Property Mexico SA de CV	226,276	0.1
9,920 (4)	Promotora y Operadora de Infraestructura SAB de CV	147,212	0.0
4,609	Southern Copper Corp.	661,253	0.1
260,679	Wal-Mart de Mexico SAB de CV	810,808	0.2
		10,768,149	2.0
	Peru: 0.2%
9,048	Cia de Minas Buenaventura SAA, ADR	251,806	0.0
3,549	Credicorp Ltd.	1,018,563	0.2
		1,270,369	0.2
	Philippines: 0.4%
12,140	Ayala Corp.	96,571	0.0
351,500	Ayala Land, Inc.	134,013	0.0
104,535	Bank of the Philippine Islands	206,289	0.1
125,296	BDO Unibank, Inc.	286,162	0.1
52,030	International Container Terminal Services, Inc.	499,294	0.1
23,750	Jollibee Foods Corp.	72,546	0.0
14,330	Manila Electric Co.	139,811	0.0
92,710	Metropolitan Bank & Trust Co.	107,944	0.0
3,495	PLDT, Inc.	74,874	0.0
10,860	SM Investments Corp.	129,122	0.0
522,600	SM Prime Holdings, Inc.	202,085	0.1
		1,948,711	0.4
	Poland: 1.1%
40,433 (1)(2)	Allegro.eu SA	346,954	0.1
21,884 (1)	Bank Millennium SA	101,057	0.0
9,463	Bank Polska Kasa Opieki SA	536,757	0.1
478 (4)	Budimex SA	84,561	0.0
2,634 (1)(4)	CCC SA	87,373	0.0
3,287	CD Projekt SA	219,591	0.0
25,048 (1)(2)	Dino Polska SA	287,582	0.1
7,026 (1)	KGHM Polska Miedz SA	545,907	0.1
54	L.P. SA	312,025	0.1
780 (1)	mBank SA	230,674	0.0
47,030 (1)	PGE Polska Grupa Energetyczna SA	114,940	0.0
29,846	Polski Koncern Naftowy ORLEN SA	796,791	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland (continued)
44,719	Powszechna Kasa Oszczednosci Bank Polski SA	$1,055,458	0.2
30,822	Powszechny Zaklad Ubezpieczen SA	570,498	0.1
2,102	Santander Bank Polska SA	317,754	0.1
16,242 (1)	Zabka Group SA	103,330	0.0
		5,711,252	1.1
	Qatar: 0.6%
87,356	Barwa Real Estate Co.	62,703	0.0
161,869	Commercial Bank PSQC	186,721	0.1
100,537	Dukhan Bank	96,533	0.0
76,558	Industries Qatar QSC	250,848	0.1
312,238	Masraf Al Rayan QSC	188,116	0.1
290,448	Mesaieed Petrochemical Holding Co.	87,160	0.0
42,384	Ooredoo QPSC	151,547	0.0
23,088	Qatar Electricity & Water Co. QSC	95,434	0.0
31,641	Qatar Fuel QSC	131,830	0.0
145,652	Qatar Gas Transport Co. Ltd.	179,575	0.0
52,619	Qatar International Islamic Bank QSC	165,184	0.0
94,209	Qatar Islamic Bank SAQ	619,987	0.1
239,746	Qatar National Bank QPSC	1,228,690	0.2
		3,444,328	0.6
	Romania: 0.0%
28,958	NEPI Rockcastle NV	255,044	0.0

	Saudi Arabia: 2.8%
8,085 (1)	ACWA Power Co.	391,648	0.1
18,321	Ades Holding Co.	85,119	0.0
100,343	Al Rajhi Bank	2,606,422	0.5
66,106	Alinma Bank	429,573	0.1
23,217	Almarai Co. JSC	267,886	0.1
47,650	Arab National Bank	274,700	0.1
38,849	Bank AlBilad	256,590	0.1
35,662 (1)	Bank Al-Jazira	105,897	0.0
64,191	Banque Saudi Fransi	287,900	0.1
4,334	Bupa Arabia for Cooperative Insurance Co.	160,570	0.0
3,824	Co. for Cooperative Insurance	119,283	0.0
1,680	Dallah Healthcare Co.	56,144	0.0
27,715 (1)	Dar Al Arkan Real Estate Development Co.	117,839	0.0
4,481	Dr Sulaiman Al Habib Medical Services Group Co.	307,032	0.1
1,273	Elm Co.	253,861	0.0
20,287	Etihad Etisalat Co.	356,449	0.1
29,091 (1)	Jabal Omar Development Co.	114,401	0.0
29,735	Jarir Marketing Co.	101,313	0.0
4,877	Makkah Construction & Development Co.	103,435	0.0

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
4,841	Mouwasat Medical Services Co.	$86,034	0.0
77,817	Riyad Bank	563,216	0.1
12,569	SABIC Agri-Nutrients Co.	370,599	0.1
19,381	Sahara International Petrochemical Co.	77,484	0.0
70,937 (1)	Saudi Arabian Mining Co.	1,152,263	0.2
306,040 (2)	Saudi Arabian Oil Co.	1,943,401	0.4
52,909	Saudi Awwal Bank	456,373	0.1
46,653	Saudi Basic Industries Corp.	638,077	0.1
38,608	Saudi Electricity Co.	144,605	0.0
31,586	Saudi Investment Bank	110,524	0.0
151,361	Saudi National Bank	1,528,622	0.3
1,885 (1)	Saudi Research & Media Group	62,556	0.0
2,641	Saudi Tadawul Group Holding Co.	98,788	0.0
104,151	Saudi Telecom Co.	1,192,720	0.2
15,032	Yanbu National Petrochemical Co.	110,106	0.0
		14,931,430	2.8
	South Africa: 3.2%
43,403	Absa Group Ltd.	627,298	0.1
13,653	Anglo American Platinum Ltd.	1,156,252	0.2
17,548	Bid Corp. Ltd.	447,040	0.1
17,056	Bidvest Group Ltd.	244,603	0.0
4,441	Capitec Bank Holdings Ltd.	1,114,784	0.2
12,193	Clicks Group Ltd.	248,450	0.0
27,833	Discovery Ltd.	382,502	0.1
257,372	FirstRand Ltd.	1,410,397	0.3
45,720	Gold Fields Ltd.	1,993,502	0.4
29,569	Harmony Gold Mining Co. Ltd.	593,216	0.1
46,874	Impala Platinum Holdings Ltd.	736,632	0.1
89,163	MTN Group Ltd.	912,824	0.2
39,902	Naspers Ltd. - Class N	2,661,125	0.5
23,734	Nedbank Group Ltd.	381,607	0.1
17,669	Northam Platinum Holdings Ltd.	358,556	0.1
41,845	OUTsurance Group Ltd.	181,076	0.0
182,442 (2)	Pepkor Holdings Ltd.	291,477	0.1
26,172	Remgro Ltd.	287,192	0.1
89,776	Sanlam Ltd.	533,940	0.1
29,517 (1)	Sasol Ltd.	188,332	0.0
24,379	Shoprite Holdings Ltd.	397,759	0.1
144,947 (1)	Sibanye Stillwater Ltd.	528,448	0.1
67,353	Standard Bank Group Ltd.	1,181,404	0.2
31,246	Vodacom Group Ltd.	266,629	0.0
		17,125,045	3.2
	South Korea: 8.4%
2,061 (1)	Alteogen, Inc.	643,097	0.1
1,461	Amorepacific Corp.	120,999	0.0
1,193	APR Corp./Korea	191,288	0.0
7,729	Celltrion, Inc.	969,861	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,796	Coway Co. Ltd.	$168,313	0.0
2,314	DB Insurance Co. Ltd.	210,121	0.0
2,634	Doosan Bobcat, Inc.	105,360	0.0
382	Doosan Co. Ltd.	207,640	0.0
22,983 (1)	Doosan Enerbility Co. Ltd.	1,202,105	0.2
2,531 (1)	Ecopro BM Co. Ltd.	257,464	0.1
5,343	Ecopro Co. Ltd.	336,581	0.1
14,292	Hana Financial Group, Inc.	932,504	0.2
1,225	Hanjin Kal Corp.	104,926	0.0
3,512	Hankook Tire & Technology Co. Ltd.	142,332	0.0
2,273	Hanmi Semiconductor Co. Ltd.	201,509	0.0
1,703	Hanwha Aerospace Co. Ltd.	1,112,144	0.2
6,944 (1)	Hanwha Ocean Co. Ltd.	548,301	0.1
3,855	Hanwha Systems Co. Ltd.	145,601	0.0
2,263	HD Hyundai Co. Ltd.	296,206	0.1
1,208	HD Hyundai Electric Co. Ltd.	648,754	0.1
1,873	HD Hyundai Heavy Industries Co. Ltd.	660,137	0.1
707	HD Hyundai Marine Solution Co. Ltd.	94,736	0.0
2,208	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	623,035	0.1
6,011 (1)	HLB, Inc.	211,835	0.0
11,700	HMM Co. Ltd.	166,402	0.0
1,198	HYBE Co. Ltd.	274,092	0.1
290	Hyosung Heavy Industries Corp.	358,249	0.1
1,872	Hyundai Glovis Co. Ltd.	234,975	0.1
3,049	Hyundai Mobis Co. Ltd.	791,159	0.2
3,909	Hyundai Rotem Co. Ltd.	509,814	0.1
12,663	Industrial Bank of Korea	184,063	0.0
15,937	Kakao Corp.	664,593	0.1
8,425	KakaoBank Corp.	126,302	0.0
18,532	KB Financial Group, Inc.	1,595,321	0.3
11,963	Kia Corp.	1,014,146	0.2
3,861	Korea Aerospace Industries Ltd.	305,918	0.1
13,251	Korea Electric Power Corp.	434,894	0.1
2,125	Korea Investment Holdings Co. Ltd.	239,265	0.1
202	Korea Zinc Co. Ltd.	183,834	0.0
8,966	Korean Air Lines Co. Ltd.	140,156	0.0
1,473 (1)	Krafton, Inc.	250,981	0.1
4,868	KT&G Corp.	480,194	0.1
2,549	LG Chem Ltd.	589,617	0.1
4,324	LG Corp.	242,263	0.1
16,568 (1)	LG Display Co. Ltd.	136,123	0.0
5,386	LG Electronics, Inc.	343,671	0.1
2,410 (1)	LG Energy Solution Ltd.	616,322	0.1
442	LG H&H Co. Ltd.	79,252	0.0
10,357	LG Uplus Corp.	105,831	0.0

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
689	LIG Nex1 Co. Ltd.	$200,748	0.0
784	LS Electric Co. Ltd.	251,163	0.1
4,100	Meritz Financial Group, Inc.	321,898	0.1
10,667	Mirae Asset Securities Co. Ltd.	173,036	0.0
7,226	NAVER Corp.	1,214,702	0.2
6,615	NH Investment & Securities Co. Ltd.	96,881	0.0
1,791 (1)	POSCO Future M Co. Ltd.	232,539	0.1
3,752	POSCO Holdings, Inc.	795,416	0.2
2,576	Posco International Corp.	88,808	0.0
592 (1)(2)	Samsung Biologics Co. Ltd.	695,117	0.1
4,381	Samsung C&T Corp.	727,654	0.1
3,006	Samsung Electro- Mechanics Co. Ltd.	531,996	0.1
1,538	Samsung Fire & Marine Insurance Co. Ltd.	530,621	0.1
36,127 (1)	Samsung Heavy Industries Co. Ltd.	604,126	0.1
4,123 (1)	Samsung Life Insurance Co. Ltd.	450,706	0.1
3,129	Samsung SDI Co. Ltd.	585,094	0.1
2,219	Samsung SDS Co. Ltd.	264,071	0.1
207	Samyang Foods Co. Ltd.	176,747	0.0
22,337	Shinhan Financial Group Co. Ltd.	1,189,440	0.2
1,591 (1)	SK Biopharmaceuticals Co. Ltd.	137,523	0.0
27,845	SK Hynix, Inc.	12,610,393	2.4
3,509	SK Innovation Co. Ltd.	246,285	0.1
4,754 (1)	SK Square Co. Ltd.	1,210,646	0.2
2,986	SK Telecom Co. Ltd.	110,866	0.0
1,873	SK, Inc.	334,246	0.1
2,281 (1)	S-Oil Corp.	131,244	0.0
33,485	Woori Financial Group, Inc.	649,924	0.1
2,934	Yuhan Corp.	228,391	0.1
		44,992,567	8.4
	Taiwan: 19.9%
26,000	Accton Technology Corp.	981,162	0.2
24,595	Advantech Co. Ltd.	224,877	0.0
4,000	Alchip Technologies Ltd.	446,502	0.1
171,000	ASE Technology Holding Co. Ltd.	1,348,322	0.3
117,000	Asia Cement Corp.	138,369	0.0
17,000	Asia Vital Components Co. Ltd.	815,909	0.2
2,000	ASPEED Technology, Inc.	460,141	0.1
37,000	Asustek Computer, Inc.	643,161	0.1
9,000	Bizlink Holding, Inc.	434,802	0.1
53,000 (1)	Caliway Biopharmaceuticals Co. Ltd.	261,578	0.1
28,000	Catcher Technology Co. Ltd.	185,019	0.0
493,000	Cathay Financial Holding Co. Ltd.	1,189,208	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
76,742	Chailease Holding Co. Ltd.	$257,240	0.1
313,187	Chang Hwa Commercial Bank Ltd.	203,658	0.0
87,000	Cheng Shin Rubber Industry Co. Ltd.	81,636	0.0
149,000	China Airlines Ltd.	95,656	0.0
814,280	China Development Financial Holding Corp.	446,420	0.1
596,000	China Steel Corp.	360,091	0.1
19,000	Chroma ATE, Inc.	469,936	0.1
195,000	Chunghwa Telecom Co. Ltd.	810,519	0.2
223,000	Compal Electronics, Inc.	215,409	0.0
867,000	CTBC Financial Holding Co. Ltd.	1,385,284	0.3
100,000	Delta Electronics, Inc.	3,050,396	0.6
45,000	E Ink Holdings, Inc.	282,732	0.1
750,182	E.Sun Financial Holding Co. Ltd.	805,800	0.2
10,000	Eclat Textile Co. Ltd.	122,346	0.0
15,000	Elite Material Co. Ltd.	785,879	0.1
3,000	eMemory Technology, Inc.	164,764	0.0
139,000	Eva Airways Corp.	161,633	0.0
51,000	Evergreen Marine Corp. Taiwan Ltd.	307,655	0.1
142,000	Far Eastern New Century Corp.	125,569	0.0
90,000	Far EasTone Telecommunications Co. Ltd.	252,727	0.1
24,720	Feng TAY Enterprise Co. Ltd.	91,548	0.0
587,988	First Financial Holding Co. Ltd.	549,812	0.1
179,000	Formosa Chemicals & Fibre Corp.	182,570	0.0
196,000	Formosa Plastics Corp.	243,054	0.0
8,350	Fortune Electric Co. Ltd.	202,562	0.0
431,285	Fubon Financial Holding Co. Ltd.	1,320,012	0.2
28,000	Gigabyte Technology Co. Ltd.	221,509	0.0
5,000	Global Unichip Corp.	336,186	0.1
13,000	Globalwafers Co. Ltd.	167,777	0.0
16,000	Gold Circuit Electronics Ltd.	349,506	0.1
642,000	Hon Hai Precision Industry Co. Ltd.	4,706,069	0.9
14,420	Hotai Motor Co. Ltd.	251,958	0.1
458,367	Hua Nan Financial Holdings Co. Ltd.	452,233	0.1
405,544	Innolux Corp.	220,084	0.0
12,000	International Games System Co. Ltd.	275,324	0.1
143,000	Inventec Corp.	195,009	0.0
4,000	Jentech Precision Industrial Co. Ltd.	348,778	0.1
3,000	King Slide Works Co. Ltd.	358,229	0.1

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
55,000	King Yuan Electronics Co. Ltd.	$432,953	0.1
5,000	Largan Precision Co. Ltd.	395,672	0.1
103,000	Lite-On Technology Corp.	535,839	0.1
4,000	Lotes Co. Ltd.	164,927	0.0
78,000	MediaTek, Inc.	3,541,605	0.7
610,756	Mega Financial Holding Co. Ltd.	777,753	0.1
266,000	Nan Ya Plastics Corp.	508,652	0.1
9,000	Nien Made Enterprise Co. Ltd.	103,371	0.0
30,000	Novatek Microelectronics Corp.	356,687	0.1
104,000	Pegatron Corp.	226,869	0.0
14,426	PharmaEssentia Corp.	215,493	0.0
28,000	President Chain Store Corp.	197,142	0.0
139,000	Quanta Computer, Inc.	1,200,527	0.2
26,000	Realtek Semiconductor Corp.	403,693	0.1
197,000	Shanghai Commercial & Savings Bank Ltd.	254,389	0.1
634,016	SinoPac Financial Holdings Co. Ltd.	576,820	0.1
1,099,245	Taishin Financial Holding Co. Ltd.	713,629	0.1
365,968	Taiwan Business Bank	186,407	0.0
349,000	Taiwan Cement Corp.	257,389	0.1
551,942	Taiwan Cooperative Financial Holding Co. Ltd.	426,794	0.1
78,000	Taiwan High Speed Rail Corp.	69,495	0.0
89,000	Taiwan Mobile Co. Ltd.	307,069	0.1
1,256,000	Taiwan Semiconductor Manufacturing Co. Ltd.	61,741,550	11.5
59,000	Teco Electric and Machinery Co. Ltd.	158,103	0.0
247,000	Uni-President Enterprises Corp.	605,630	0.1
586,000	United Microelectronics Corp.	915,089	0.2
54,477	Vanguard International Semiconductor Corp.	159,091	0.0
33,000	Wan Hai Lines Ltd.	82,483	0.0
151,000	Wistron Corp.	721,633	0.1
6,000	Wiwynn Corp.	854,800	0.2
86,908	Yageo Corp.	637,042	0.1
80,000	Yang Ming Marine Transport Corp.	141,456	0.0
544,838	Yuanta Financial Holding Co. Ltd.	680,808	0.1
35,000	Zhen Ding Technology Holding Ltd.	157,727	0.0
		106,695,207	19.9
	Thailand: 1.0%
52,500	Advanced Info Service PCL	521,331	0.1
225,400	Airports of Thailand PCL	378,145	0.1
572,900	Bangkok Dusit Medical Services PCL - Class F	350,875	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
30,300	Bumrungrad Hospital PCL	$151,415	0.0
108,500	Central Pattana PCL	189,982	0.0
195,800	Charoen Pokphand Foods PCL	135,533	0.0
283,000	CP ALL PCL - Foreign	390,811	0.1
115,702	CP AXTRA PCL	57,589	0.0
159,356	Delta Electronics Thailand PCL	869,685	0.2
243,711 (1)	Gulf Development PCL	321,654	0.1
30,900	Kasikornbank PCL	190,583	0.0
183,600	Krung Thai Bank PCL	164,510	0.0
164,800	Minor International PCL	126,715	0.0
74,500	PTT Exploration & Production PCL	266,395	0.1
516,800	PTT PCL - Foreign	524,781	0.1
43,900	SCB X PCL - Foreign	193,479	0.0
34,400	Siam Cement PCL - Foreign	200,249	0.1
545,400	True Corp. PCL	188,476	0.0
		5,222,208	1.0
	Turkey: 0.4%
160,849	Akbank TAS	260,973	0.1
71,737	Aselsan Elektronik Sanayi Ve Ticaret AS	386,521	0.1
23,622	BIM Birlesik Magazalar AS	294,888	0.1
164,474	Eregli Demir ve Celik Fabrikalari TAS	91,144	0.0
35,599	Ford Otomotiv Sanayi AS	76,752	0.0
56,313	Haci Omer Sabanci Holding AS	110,285	0.0
38,341	KOC Holding AS	150,426	0.0
28,849	Turk Hava Yollari AO	180,234	0.0
62,025	Turkcell Iletisim Hizmetleri AS	134,299	0.0
441,725	Turkiye Is Bankasi AS - Class C	144,624	0.0
49,864	Turkiye Petrol Rafinerileri AS	213,911	0.1
172,446 (1)	Yapi ve Kredi Bankasi AS	145,206	0.0
		2,189,263	0.4
	United Arab Emirates: 1.4%
168,134	Abu Dhabi Commercial Bank PJSC	654,637	0.1
77,535	Abu Dhabi Islamic Bank PJSC	437,892	0.1
157,307	Abu Dhabi National Oil Co. for Distribution PJSC	167,040	0.0
169,553	ADNOC Drilling Co. PJSC	246,522	0.1
298,471	Adnoc Gas PLC	288,474	0.1
73,865	ADNOC Logistics & Services	119,049	0.0
203,734	Aldar Properties PJSC	482,186	0.1
144,541	Americana Restaurants International PLC	63,755	0.0
262,490	Dubai Electricity & Water Authority PJSC	197,790	0.0

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
153,846	Dubai Islamic Bank PJSC	$388,209	0.1
46,162	Emaar Development PJSC	190,349	0.0
341,595	Emaar Properties PJSC	1,303,712	0.3
98,412	Emirates NBD Bank PJSC	746,246	0.1
183,689	Emirates Telecommunications Group Co. PJSC	917,257	0.2
229,427	First Abu Dhabi Bank PJSC	1,089,431	0.2
180,978 (1)	Multiply Group PJSC	128,568	0.0
91,167	Salik Co. PJSC	157,623	0.0
		7,578,740	1.4
	United States: 0.3%
44,300 (1)	BeOne Medicines Ltd. - Class H	1,019,621	0.2
18,885 (1)	JBS NV - Class A	272,322	0.1
3,708 (1)	Legend Biotech Corp., ADR	80,612	0.0
		1,372,555	0.3
	Total Common Stock (Cost $357,575,774)	488,898,165	91.1

PREFERRED STOCK: 6.0%
	Brazil: 1.1%
283,821	Banco Bradesco SA - Preference Shares	942,142	0.2
89,923	Cia Energetica de Minas Gerais	183,793	0.0
70,604	Gerdau SA	262,716	0.0
281,418	Itau Unibanco Holding SA	2,014,693	0.4
305,198	Itausa SA	650,525	0.1
50,345 (1)	Localiza Rent a Car SA	399,590	0.1
239,099	Petroleo Brasileiro SA	1,344,775	0.3
		5,798,234	1.1
	Chile: 0.1%
7,474 (1)	Sociedad Quimica y Minera de Chile SA	529,329	0.1

	Colombia: 0.1%
36,618	Grupo Cibest SA	612,569	0.1

	India: 0.1%
62,430 (3)	TVS Motor Co. Ltd.	514,855	0.1

	South Korea: 4.6%
7,799	Hyundai Motor Co.	1,553,616	0.3
1,780	Hyundai Motor Co. - Second Preference Shares	262,968	0.0
282,871	Samsung Electronics Co. Ltd.	22,807,468	4.3
		24,624,052	4.6
	Total Preferred Stock (Cost $20,382,863)	32,079,039	6.0

			Percentage
			of Net
Shares		Value	Assets
RIGHT: 0.1%
	Taiwan: 0.1%
70,556	Unimicron Technology Corp.	$486,969	0.1
	Total Right (Cost $360,077)	486,969	0.1
	Total Long-Term Investments (Cost $378,318,714)	521,464,173	97.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.8%
	Repurchase Agreements: 0.9%
1,145,555 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,145,797, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%- 7.003%, Market Value plus accrued interest $1,168,466, due 12/01/30-11/20/75)	1,145,555	0.2
1,218,676 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,218,939, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,243,394, due 01/31/26-11/15/55)	1,218,676	0.2
1,145,555 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,145,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 6.500%, Market Value plus accrued interest $1,168,466, due 10/15/26-12/20/55)	1,145,555	0.2

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
307,064 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $307,129, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $313,205, due 04/30/26-11/15/34)	$307,064	0.1
1,145,555 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 12/31/2025, 3.830%, due 01/02/2026 (Repurchase Amount $1,145,795, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,168,466, due 01/15/26-03/15/67)	1,145,555	0.2
26,659 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 12/31/2025, 3.810%, due 01/02/2026 (Repurchase Amount $26,665, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.000%, Market Value plus accrued interest $27,192, due 02/28/29-10/20/55)	26,659	0.0
	Total Repurchase Agreements (Cost $4,989,064)	4,989,064	0.9
	Time Deposits: 0.0%
110,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	110,000	0.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.9%
15,468,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650% (Cost $15,468,000)	$15,468,000	2.9
	Total Short-Term Investments (Cost $20,567,064)	$20,567,064	3.8
	Total Investments in Securities (Cost $398,885,778)	$542,031,237	101.0
	Liabilities in Excess of Other Assets	(5,507,023)	(1.0)
	Net Assets	$536,524,214	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	27.5%
Financials	21.8
Consumer Discretionary	11.4
Communication Services	9.1
Industrials	6.8
Materials	6.8
Energy	3.8
Consumer Staples	3.6
Health Care	3.0
Utilities	2.2
Real Estate	1.2
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,214,312	$—	$2,214,312
Brazil	16,428,928	—	—	16,428,928
Chile	2,407,793	—	—	2,407,793
China	9,873,093	132,510,815	106,073	142,489,981
Colombia	142,400	—	—	142,400
Czechia	—	822,573	—	822,573
Egypt	287,173	—	—	287,173
Greece	1,014,004	1,907,859	—	2,921,863
Hong Kong	195,099	244,537	—	439,636
Hungary	—	1,583,706	—	1,583,706
India	1,832,941	77,613,535	17,727	79,464,203
Indonesia	311,328	5,758,273	—	6,069,601
Kuwait	1,975,669	1,622,687	—	3,598,356
Luxembourg	250,913	—	—	250,913
Malaysia	760,934	5,510,925	—	6,271,859
Mexico	10,768,149	—	—	10,768,149
Peru	1,270,369	—	—	1,270,369
Philippines	881,822	1,066,889	—	1,948,711
Poland	—	5,711,252	—	5,711,252
Qatar	2,334,815	1,109,513	—	3,444,328
Romania	255,044	—	—	255,044
Saudi Arabia	2,795,237	12,136,193	—	14,931,430
South Africa	2,437,397	14,687,648	—	17,125,045
South Korea	1,438,544	43,554,023	—	44,992,567
Taiwan	1,258,033	105,437,174	—	106,695,207
Thailand	—	5,222,208	—	5,222,208
Turkey	—	2,189,263	—	2,189,263
United Arab Emirates	4,042,511	3,536,229	—	7,578,740
United States	352,934	1,019,621	—	1,372,555
Total Common Stock	63,315,130	425,459,235	123,800	488,898,165
Preferred Stock	6,940,132	24,624,052	514,855	32,079,039
Right	—	486,969	—	486,969
Short-Term Investments	15,468,000	5,099,064	—	20,567,064
Total Investments, at fair value	$85,723,262	$455,669,320	$638,655	$542,031,237
Other Financial Instruments+
Futures	348,777	—	—	348,777
Total Assets	$86,072,039	$455,669,320	$638,655	$542,380,014

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	253	03/20/26	$17,854,210	$348,777
			$17,854,210	$348,777

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$348,777
Total Asset Derivatives		$348,777

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$986,531	$986,531
Foreign exchange contracts	1,035	—	1,035
Total	$1,035	$986,531	$987,566

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$711,352
Total	$711,352

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $407,540,827.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$156,712,838
Gross Unrealized Depreciation	(21,205,691)
Net Unrealized Appreciation	$135,507,147

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.5%
	Australia: 6.9%
310,496	ANZ Group Holdings Ltd.	$7,507,072	0.4
136,871	APA Group	817,835	0.0
57,778	Aristocrat Leisure Ltd.	2,236,847	0.1
20,221	ASX Ltd.	692,414	0.0
528,564	BHP Group Ltd. - Class DI	15,951,646	0.7
141,789	Brambles Ltd.	2,165,169	0.1
39,384	CAR Group Ltd.	806,637	0.0
6,806 (1)	Cochlear Ltd.	1,181,656	0.1
139,677	Coles Group Ltd.	1,996,446	0.1
174,158	Commonwealth Bank of Australia	18,589,511	0.9
54,174	Computershare Ltd.	1,227,780	0.1
50,490	CSL Ltd.	5,810,480	0.3
211,317	Evolution Mining Ltd.	1,768,462	0.1
176,236	Fortescue Metals Group Ltd.	2,577,017	0.1
1,046,127	Glencore PLC	5,718,801	0.3
212,802	Goodman Group	4,379,087	0.2
246,156	Insurance Australia Group Ltd.	1,306,406	0.1
231,637	Lottery Corp. Ltd.	795,899	0.0
94,272 (2)	Lynas Rare Earths Ltd.	773,168	0.0
37,682	Macquarie Group Ltd.	5,091,989	0.2
286,610	Medibank Pvt Ltd.	914,679	0.0
318,771	National Australia Bank Ltd.	8,962,830	0.4
141,452	Northern Star Resources Ltd.	2,489,230	0.1
179,287	Origin Energy Ltd.	1,369,130	0.1
5,982	Pro Medicus Ltd.	878,538	0.0
77,165	Qantas Airways Ltd.	533,110	0.0
157,167	QBE Insurance Group Ltd.	2,080,810	0.1
5,500	REA Group Ltd.	670,479	0.0
38,633	Rio Tinto Ltd.	3,768,878	0.2
117,468	Rio Tinto PLC	9,462,135	0.4
337,997	Santos Ltd.	1,388,221	0.1
542,874	Scentre Group	1,517,548	0.1
21,178	SGH Ltd.	653,641	0.0
540,611	Sigma Healthcare Ltd.	1,058,313	0.1
48,864	Sonic Healthcare Ltd.	735,746	0.0
468,269	South32 Ltd. - Class DI	1,108,446	0.1
252,097	Stockland	961,176	0.1
112,694	Suncorp Group Ltd.	1,322,929	0.1
413,437	Telstra Group Ltd.	1,341,426	0.1
324,094	Transurban Group	3,067,104	0.1
406,889	Vicinity Ltd.	692,732	0.0
35,585 (1)	Washington H Soul Pattinson & Co. Ltd.	880,494	0.0
118,097	Wesfarmers Ltd.	6,362,266	0.3
355,957	Westpac Banking Corp.	9,134,425	0.4
20,983	WiseTech Global Ltd.	953,985	0.1
197,848 (1)	Woodside Energy Group Ltd. (WDS)	3,084,976	0.1
127,132	Woolworths Group Ltd.	2,487,345	0.1
		149,274,914	6.9

	Austria: 0.3%
32,042	Erste Group Bank AG	3,842,135	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Austria (continued)
15,327	OMV AG	$852,907	0.1
13,693	Raiffeisen Bank International AG	610,113	0.0
7,087 (1)	Verbund AG	514,596	0.0
		5,819,751	0.3

	Belgium: 0.8%
15,528	Ageas SA	1,087,904	0.1
102,869	Anheuser-Busch InBev SA	6,602,232	0.3
2,235 (1)	D'ieteren Group	402,571	0.0
4,540	Elia Group SA	584,219	0.0
2,085	Financiere de Tubize SA	508,832	0.0
8,317	Groupe Bruxelles Lambert NV	739,584	0.0
23,900	KBC Group NV	3,112,637	0.2
42 (1)	Lotus Bakeries NV	386,594	0.0
1,719 (1)	Sofina SA	497,097	0.0
7,571 (1)	Syensqo SA	606,423	0.0
13,157	UCB SA	3,665,886	0.2
		18,193,979	0.8

	Brazil: 0.0%
17,231	Yara International ASA	705,127	0.0

	Chile: 0.1%
41,039	Antofagasta PLC	1,802,653	0.1

	China: 0.6%
385,000	BOC Hong Kong Holdings Ltd.	1,953,872	0.1
136,168	Prosus NV	8,431,374	0.4
140,000	SITC International Holdings Co. Ltd.	500,975	0.0
111,000 (1)	Wharf Holdings Ltd.	310,055	0.0
199,900	Wilmar International Ltd.	478,092	0.0
268,800	Yangzijiang Shipbuilding Holdings Ltd.	726,161	0.1
		12,400,529	0.6

	Denmark: 1.8%
9,784	Carlsberg AS - Class B	1,280,564	0.1
13,125	Coloplast A/S - Class B	1,125,275	0.1
69,519	Danske Bank A/S	3,471,521	0.2
10,012 (2)	Demant A/S	337,349	0.0
21,270	DSV A/S	5,356,988	0.3
6,348 (2)	Genmab A/S	1,967,779	0.1
335,171	Novo Nordisk A/S - Class B	16,999,363	0.8
36,671	Novozymes A/S - Class B	2,346,230	0.1
54,999 (2)(3)	Orsted AS	1,049,897	0.0
8,222	Pandora A/S	909,239	0.0
10,063	ROCKWOOL A/S - Class B	353,552	0.0
34,994	Tryg A/S	915,142	0.0
105,097	Vestas Wind Systems A/S	2,842,582	0.1
		38,955,481	1.8

	Finland: 1.2%
14,802	Elisa Oyj	655,962	0.0
46,689 (1)	Fortum Oyj	991,483	0.1
28,425	Kesko Oyj - Class B	641,390	0.0
35,373	Kone Oyj - Class B	2,505,925	0.1
69,017 (1)	Metso Oyj	1,200,837	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
44,029	Neste Oyj	$996,072	0.1
551,267	Nokia Oyj	3,554,054	0.2
51,867	Nordea Bank Abp - EUR	975,838	0.1
271,326	Nordea Bank Abp - SEK	5,104,310	0.2
11,369	Orion Oyj - Class B	848,213	0.0
251,977	Sampo Oyj - Class A	3,048,619	0.1
60,613 (1)	Stora Enso Oyj - Class R	756,791	0.0
54,922 (1)	UPM-Kymmene Oyj	1,587,762	0.1
52,344	Wartsila Oyj Abp	1,853,217	0.1
		24,720,473	1.2

	France: 9.0%
20,395	Accor SA	1,149,796	0.1
3,605 (1)	Aeroports de Paris	470,437	0.0
60,208	Air Liquide SA	11,316,319	0.5
61,840	Airbus SE	14,360,714	0.7
36,063 (2)	Alstom SA	1,063,926	0.1
6,413 (3)	Amundi SA	530,032	0.0
180,520	AXA SA	8,661,528	0.4
4,311	BioMerieux	557,820	0.0
104,602	BNP Paribas SA	9,896,074	0.5
73,085	Bollore SE	410,740	0.0
19,958	Bouygues SA	1,037,523	0.1
35,426	Bureau Veritas SA	1,127,000	0.1
16,049	Capgemini SE	2,664,905	0.1
61,303	Carrefour SA	1,022,875	0.1
46,744	Cie de Saint-Gobain	4,753,481	0.2
69,775	Cie Generale des Etablissements Michelin SCA	2,312,773	0.1
5,808	Covivio SA/France	385,538	0.0
111,051	Credit Agricole SA	2,286,302	0.1
67,367	Danone SA	6,076,435	0.3
2,040	Dassault Aviation SA	654,035	0.0
69,803	Dassault Systemes SE	1,950,172	0.1
24,966 (1)	Edenred	551,897	0.0
7,139	Eiffage SA	1,022,871	0.1
190,081	Engie SA	4,993,299	0.2
31,330	EssilorLuxottica SA	9,906,470	0.5
4,795	Gecina SA - Class C	455,393	0.0
31,481	Getlink SE	581,108	0.0
3,296	Hermes International	8,183,466	0.4
3,925	Ipsen SA	547,653	0.0
7,747	Kering SA	2,707,091	0.1
22,390	Klepierre SA	885,866	0.0
11,569	La Francaise des Jeux SAEM	320,238	0.0
27,292	Legrand SA	4,057,300	0.2
24,997	L'Oreal SA	10,731,599	0.5
26,025	LVMH Moet Hennessy Louis Vuitton SE	19,615,950	0.9
193,783 (1)	Orange SA	3,233,569	0.2
21,003	Pernod Ricard SA	1,798,408	0.1
23,820	Publicis Groupe SA	2,473,650	0.1
20,004	Renault SA	828,010	0.0
23,341	Rexel SA	915,483	0.1
37,474	Safran SA	13,052,819	0.6
3,039	Sartorius Stedim Biotech	746,443	0.0
73,543	Societe Generale SA	5,920,500	0.3
9,207 (1)	Sodexo SA	471,729	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	France (continued)
9,645	Thales SA	$2,601,888	0.1
206,676	TotalEnergies SE	13,474,848	0.6
12,671	Unibail-Rodamco-Westfield	1,377,930	0.1
65,613	Veolia Environnement SA	2,283,166	0.1
51,920	Vinci SA	7,304,258	0.3
		193,731,327	9.0

	Germany: 9.2%
17,796	Adidas AG	3,521,575	0.2
40,188	Allianz SE	18,581,997	0.9
92,885	BASF SE	4,887,473	0.2
102,241	Bayer AG	4,434,776	0.2
34,889	Bayerische Motoren Werke AG	3,772,529	0.2
10,099	Beiersdorf AG	1,109,043	0.1
12,772	Brenntag SE	741,338	0.0
76,270	Commerzbank AG	3,218,943	0.2
11,448	Continental AG	908,546	0.0
6,494	CTS Eventim AG & Co. KGaA	594,475	0.0
49,446	Daimler Truck Holding AG	2,141,630	0.1
192,618	Deutsche Bank AG	7,423,323	0.4
19,596	Deutsche Boerse AG	5,150,242	0.2
62,455	Deutsche Lufthansa AG	613,553	0.0
99,908	Deutsche Post AG, Reg	5,447,548	0.3
382,864	Deutsche Telekom AG, Reg	12,462,613	0.6
233,650	E.ON SE	4,424,139	0.2
26,673	Evonik Industries AG	416,261	0.0
22,902	Fresenius Medical Care AG & Co. KGaA	1,093,926	0.1
43,962	Fresenius SE & Co. KGaA	2,518,659	0.1
15,249	GEA Group AG	1,030,561	0.1
6,275	Hannover Rueck SE	1,952,660	0.1
13,927	Heidelberg Materials AG	3,610,669	0.2
6,611	Hensoldt AG	566,824	0.0
1,617	Hochtief AG	633,025	0.0
135,908	Infineon Technologies AG	5,929,790	0.3
7,549	Knorr-Bremse AG	837,502	0.0
7,865	LEG Immobilien SE	573,640	0.0
75,157	Mercedes-Benz Group AG	5,210,034	0.3
13,450	Merck KGaA	1,919,626	0.1
5,602	MTU Aero Engines AG	2,322,184	0.1
13,596	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,947,332	0.4
6,010	Nemetschek SE	650,223	0.0
532	Rational AG	410,752	0.0
4,787	Rheinmetall AG	8,733,367	0.4
65,800	RWE AG	3,486,530	0.2
108,673	SAP SE	26,404,088	1.2
7,805 (3)	Scout24 SE	783,933	0.0
79,093	Siemens AG, Reg	22,152,072	1.0
80,654 (2)	Siemens Energy AG	11,314,822	0.5
35,217 (3)	Siemens Healthineers AG	1,845,990	0.1
13,819	Symrise AG	1,119,635	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
6,718	Talanx AG	$892,411	0.0
78,747	Vonovia SE	2,266,286	0.1
23,368 (2)(3)	Zalando SE	689,520	0.0
		197,746,065	9.2

	Hong Kong: 1.8%
1,093,200	AIA Group Ltd.	11,252,410	0.5
200,500	CK Asset Holdings Ltd.	1,013,906	0.1
65,500	CK Infrastructure Holdings Ltd.	485,370	0.0
171,000	CLP Holdings Ltd.	1,529,578	0.1
5,918 (1)(2)	Futu Holdings Ltd., ADR	971,795	0.0
78,100	Hang Seng Bank Ltd.	1,540,724	0.1
151,000	Henderson Land Development Co. Ltd.	546,814	0.0
394,000	HKT Trust & HKT Ltd. -Stapled Security	583,419	0.0
1,165,000	Hong Kong & China Gas Co. Ltd.	1,050,220	0.1
125,300	Hong Kong Exchanges & Clearing Ltd.	6,555,866	0.3
113,000	Hongkong Land Holdings Ltd.	802,300	0.0
271,100	Link REIT	1,210,467	0.1
162,000	MTR Corp. Ltd.	620,448	0.0
144,000 (1)	Power Assets Holdings Ltd.	1,020,417	0.1
266,677	Prudential PLC	4,102,298	0.2
380,000	Sino Land Co. Ltd.	500,023	0.0
151,000	Sun Hung Kai Properties Ltd.	1,838,619	0.1
36,500 (1)	Swire Pacific Ltd. - Class A	294,239	0.0
152,500	Techtronic Industries Co. Ltd.	1,754,228	0.1
868,000 (3)	WH Group Ltd.	966,964	0.0
174,000	Wharf Real Estate Investment Co. Ltd.	549,942	0.0
		39,190,047	1.8

	Indonesia: 0.1%
16,900	Jardine Matheson Holdings Ltd.	1,153,021	0.1

	Ireland: 0.5%
18,362	AerCap Holdings NV	2,639,721	0.1
222,374	AIB Group PLC	2,377,253	0.1
99,298	Bank of Ireland Group PLC	1,899,102	0.1
16,878	Kerry Group PLC - Class A	1,542,356	0.1
15,989	Kingspan Group PLC	1,377,754	0.1
		9,836,186	0.5

	Israel: 0.9%
4,417	Azrieli Group Ltd.	500,783	0.0
130,148	Bank Hapoalim BM	2,943,566	0.1
154,971	Bank Leumi Le-Israel BM	3,415,205	0.2
8,938 (2)	Check Point Software Technologies Ltd.	1,658,535	0.1
2,895	Elbit Systems Ltd.	1,662,095	0.1
80,592	ICL Group Ltd.	463,430	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Israel (continued)
127,302	Israel Discount Bank Ltd. - Class A	$1,351,889	0.1
16,232	Mizrahi Tefahot Bank Ltd.	1,134,085	0.1
6,426 (2)	Nice Ltd.	726,376	0.0
3,065 (2)	Nova Ltd.	1,024,608	0.0
23,807	Phoenix Financial Ltd.	984,635	0.0
119,352 (2)	Teva Pharmaceutical Industries Ltd., ADR	3,724,976	0.2
5,793 (2)	Wix.com Ltd.	601,835	0.0
		20,192,018	0.9

	Italy: 3.3%
88,708	Assicurazioni Generali SpA	3,706,963	0.2
23,271	Banca Mediolanum SpA	528,403	0.0
205,536	Banca Monte dei Paschi di Siena SpA	2,188,380	0.1
118,264	Banco BPM SpA	1,795,829	0.1
153,321	BPER Banca	2,071,744	0.1
22,698	Coca-Cola HBC AG -Class DI	1,174,244	0.1
64,069 (1)	Davide Campari-Milano NV	413,904	0.0
846,440	Enel SpA	8,800,710	0.4
212,865 (1)	Eni SpA	4,035,090	0.2
13,118	Ferrari NV	4,874,831	0.2
63,647	FinecoBank Banca Fineco SpA	1,649,063	0.1
27,559 (1)(3)	Infrastrutture Wireless Italiane SpA	255,036	0.0
1,482,267	Intesa Sanpaolo SpA	10,242,609	0.5
42,118	Leonardo SpA	2,409,170	0.1
24,309	Moncler SpA	1,553,835	0.1
54,572 (1)(3)	Nexi SpA	268,980	0.0
47,575 (1)(3)	Poste Italiane SpA	1,194,316	0.1
29,300	Prysmian SpA	2,922,887	0.1
11,970	Recordati Industria Chimica e Farmaceutica SpA	679,522	0.0
87,807	Ryanair Holdings PLC	3,027,371	0.1
209,859	Snam SpA	1,394,485	0.1
1,196,507 (2)	Telecom Italia SpA/Milano	718,805	0.0
146,426	Terna - Rete Elettrica Nazionale	1,557,781	0.1
145,897	UniCredit SpA	12,084,153	0.6
37,334	Unipol Gruppo SpA	895,703	0.0
		70,443,814	3.3

	Ivory Coast: 0.1%
20,101	Endeavour Mining PLC	1,050,223	0.1

	Japan: 21.9%
79,700	Advantest Corp.	10,077,899	0.5
231,700	Aeon Co. Ltd.	3,660,193	0.2
20,400 (1)	AGC, Inc.	676,540	0.0
51,300	Aisin Corp.	961,170	0.0
94,200	Ajinomoto Co., Inc.	1,991,388	0.1
15,800	ANA Holdings, Inc.	300,069	0.0
158,300	Asahi Group Holdings Ltd.	1,659,270	0.1
135,000	Asahi Kasei Corp.	1,199,981	0.1
72,600	Asics Corp.	1,742,870	0.1

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
188,300	Astellas Pharma, Inc.	$2,506,182	0.1
60,900	Bandai Namco Holdings, Inc.	1,620,920	0.1
118,800 (1)	Bridgestone Corp.	2,672,915	0.1
90,200 (1)	Canon, Inc.	2,668,892	0.1
36,100	Capcom Co. Ltd.	838,568	0.0
80,400	Central Japan Railway Co.	2,227,080	0.1
58,700 (1)	Chiba Bank Ltd.	655,111	0.0
71,000	Chubu Electric Power Co., Inc.	1,093,863	0.1
69,900	Chugai Pharmaceutical Co. Ltd.	3,667,064	0.2
107,200	Concordia Financial Group Ltd.	886,224	0.0
40,900	Dai Nippon Printing Co. Ltd.	704,052	0.0
33,600	Daifuku Co. Ltd.	1,057,583	0.1
365,900	Dai-ichi Life Holdings, Inc.	3,040,837	0.1
187,300	Daiichi Sankyo Co. Ltd.	3,977,232	0.2
27,500	Daikin Industries Ltd.	3,517,025	0.2
30,500	Daito Trust Construction Co. Ltd.	580,780	0.0
58,400	Daiwa House Industry Co. Ltd.	1,939,979	0.1
138,800	Daiwa Securities Group, Inc.	1,216,415	0.1
181,800	Denso Corp.	2,511,043	0.1
9,600	Disco Corp.	2,924,758	0.1
100,300	East Japan Railway Co.	2,643,595	0.1
48,100	Ebara Corp.	1,133,706	0.1
27,300	Eisai Co. Ltd.	810,560	0.0
281,700	ENEOS Holdings, Inc.	1,993,057	0.1
97,100	FANUC Corp.	3,778,720	0.2
19,900	Fast Retailing Co. Ltd.	7,215,507	0.3
14,800	Fuji Electric Co. Ltd.	1,122,359	0.1
116,500	FUJIFILM Holdings Corp.	2,471,945	0.1
26,200	Fujikura Ltd.	2,905,460	0.1
183,200	Fujitsu Ltd.	5,034,870	0.2
25,000	Hankyu Hanshin Holdings, Inc.	628,768	0.0
1,800	Hikari Tsushin, Inc.	504,358	0.0
476,800	Hitachi Ltd.	14,953,197	0.7
384,600	Honda Motor Co. Ltd.	3,774,723	0.2
35,700	Hoya Corp.	5,414,605	0.3
47,900 (1)	Hulic Co. Ltd.	524,082	0.0
80,500	Idemitsu Kosan Co. Ltd.	609,488	0.0
107,000	IHI Corp.	1,881,124	0.1
91,700	Inpex Corp.	1,834,049	0.1
55,700	Isuzu Motors Ltd.	869,317	0.0
618,500	ITOCHU Corp.	7,815,869	0.4
14,200 (1)	Japan Airlines Co. Ltd.	263,349	0.0
103,300	Japan Exchange Group, Inc.	1,102,579	0.1
186,100	Japan Post Bank Co. Ltd.	2,619,744	0.1
185,600	Japan Post Holdings Co. Ltd.	1,958,342	0.1
19,300	Japan Post Insurance Co. Ltd.	580,420	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
124,900 (1)	Japan Tobacco, Inc.	$4,489,194	0.2
59,900 (1)	JFE Holdings, Inc.	763,659	0.0
58,000	JX Advanced Metals Corp.	725,062	0.0
44,000	Kajima Corp.	1,640,651	0.1
98,600	Kansai Electric Power Co., Inc.	1,548,482	0.1
48,500	Kao Corp.	1,935,710	0.1
15,700	Kawasaki Heavy Industries Ltd.	1,041,169	0.1
36,600 (1)	Kawasaki Kisen Kaisha Ltd.	509,480	0.0
305,100	KDDI Corp.	5,280,580	0.3
20,200	Keyence Corp.	7,306,845	0.3
70,600	Kikkoman Corp.	641,091	0.0
19,700 (2)	Kioxia Holdings Corp.	1,311,134	0.1
80,900 (1)	Kirin Holdings Co. Ltd.	1,210,993	0.1
15,700	Kobe Bussan Co. Ltd.	377,910	0.0
99,000	Komatsu Ltd.	3,141,513	0.2
10,500	Konami Group Corp.	1,425,976	0.1
101,800 (1)	Kubota Corp.	1,442,575	0.1
133,600	Kyocera Corp.	1,872,900	0.1
24,600 (1)	Kyowa Kirin Co. Ltd.	395,930	0.0
8,300 (1)	Lasertec Corp.	1,581,504	0.1
45,900	M3, Inc.	617,485	0.0
23,300	Makita Corp.	706,199	0.0
146,900	Marubeni Corp.	4,091,165	0.2
34,200	MatsukiyoCocokara & Co.	592,125	0.0
37,800	MINEBEA MITSUMI, Inc.	760,596	0.0
133,200	Mitsubishi Chemical Group Corp.	779,704	0.0
335,400	Mitsubishi Corp.	7,671,499	0.4
197,900	Mitsubishi Electric Corp.	5,770,142	0.3
110,600	Mitsubishi Estate Co. Ltd.	2,687,041	0.1
91,600	Mitsubishi HC Capital, Inc.	766,257	0.0
333,500	Mitsubishi Heavy Industries Ltd.	8,141,549	0.4
1,193,100	Mitsubishi UFJ Financial Group, Inc.	18,935,778	0.9
257,000	Mitsui & Co. Ltd.	7,632,216	0.4
275,100	Mitsui Fudosan Co. Ltd.	3,126,312	0.1
35,900 (1)	Mitsui OSK Lines Ltd.	1,079,312	0.1
259,100	Mizuho Financial Group, Inc.	9,455,741	0.4
26,100	MonotaRO Co. Ltd.	415,596	0.0
133,900	MS&AD Insurance Group Holdings, Inc.	3,143,574	0.2
173,600	Murata Manufacturing Co. Ltd.	3,587,957	0.2
134,900	NEC Corp.	4,564,410	0.2
38,600	Nexon Co. Ltd.	942,863	0.0
86,900	NIDEC Corp.	1,179,930	0.1
114,900	Nintendo Co. Ltd.	7,757,424	0.4
810 (1)	Nippon Building Fund, Inc.	738,261	0.0
98,700	Nippon Paint Holdings Co. Ltd.	660,869	0.0

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
18,000	Nippon Sanso Holdings Corp.	$537,733	0.0
503,300 (1)	Nippon Steel Corp.	2,059,531	0.1
3,109,800	Nippon Telegraph & Telephone Corp.	3,139,315	0.2
42,900 (1)	Nippon Yusen KK	1,389,599	0.1
231,900 (1)(2)	Nissan Motor Co. Ltd.	576,255	0.0
41,700	Nitori Holdings Co. Ltd.	727,838	0.0
70,600	Nitto Denko Corp.	1,680,966	0.1
312,800	Nomura Holdings, Inc.	2,605,771	0.1
39,300	Nomura Research Institute Ltd.	1,495,547	0.1
66,200	Obayashi Corp.	1,385,428	0.1
33,700	Obic Co. Ltd.	1,057,798	0.1
118,500	Olympus Corp.	1,502,492	0.1
4,000	Oracle Corp. Japan	336,196	0.0
112,400 (1)	Oriental Land Co. Ltd./ Japan	2,079,398	0.1
121,000	ORIX Corp.	3,538,921	0.2
37,300	Osaka Gas Co. Ltd.	1,296,058	0.1
23,700	Otsuka Corp.	488,353	0.0
45,200	Otsuka Holdings Co. Ltd.	2,556,477	0.1
198,400	Pan Pacific International Holdings Corp.	1,181,850	0.1
242,700	Panasonic Holdings Corp.	3,146,373	0.2
157,800 (2)	Rakuten Group, Inc.	1,011,178	0.1
146,500	Recruit Holdings Co. Ltd.	8,232,067	0.4
184,900	Renesas Electronics Corp.	2,532,548	0.1
216,100	Resona Holdings, Inc.	2,056,779	0.1
52,600	Ryohin Keikaku Co. Ltd.	928,782	0.0
18,600	Sanrio Co. Ltd.	581,998	0.0
58,400	SBI Holdings, Inc.	1,258,521	0.1
8,400	SCREEN Holdings Co. Ltd.	818,197	0.0
41,300	Secom Co. Ltd.	1,467,562	0.1
21,900	Seibu Holdings, Inc.	601,737	0.0
39,000	Sekisui Chemical Co. Ltd.	655,873	0.0
62,100 (1)	Sekisui House Ltd.	1,385,653	0.1
216,800	Seven & i Holdings Co. Ltd.	3,114,769	0.1
28,400 (1)	SG Holdings Co. Ltd.	259,904	0.0
24,600	Shimadzu Corp.	654,891	0.0
7,800	Shimano, Inc.	815,654	0.0
175,600	Shin-Etsu Chemical Co. Ltd.	5,454,339	0.3
78,700	Shionogi & Co. Ltd.	1,424,456	0.1
41,600 (1)	Shiseido Co. Ltd.	605,401	0.0
6,000	SMC Corp.	2,076,005	0.1
2,989,100	SoftBank Corp.	4,103,909	0.2
397,600	SoftBank Group Corp.	11,154,007	0.5
92,400	Sompo Holdings, Inc.	3,136,261	0.2
632,400 (2)	Sony Financial Group, Inc.	670,189	0.0
640,000	Sony Group Corp.	16,416,633	0.8
61,000	Subaru Corp.	1,313,405	0.1
113,500	Sumitomo Corp.	3,928,519	0.2
74,400	Sumitomo Electric Industries Ltd.	2,996,630	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
25,700 (1)	Sumitomo Metal Mining Co. Ltd.	$1,029,120	0.1
381,400	Sumitomo Mitsui Financial Group, Inc.	12,266,364	0.6
66,100	Sumitomo Mitsui Trust Holdings, Inc.	2,014,389	0.1
63,400	Sumitomo Realty & Development Co. Ltd.	1,591,717	0.1
14,500 (1)	Suntory Beverage & Food Ltd.	436,067	0.0
163,600	Suzuki Motor Corp.	2,446,715	0.1
52,400	Sysmex Corp.	514,578	0.0
48,100	T&D Holdings, Inc.	1,110,300	0.1
15,200	Taisei Corp.	1,440,518	0.1
165,600	Takeda Pharmaceutical Co. Ltd.	5,144,408	0.2
202,300	TDK Corp.	2,862,090	0.1
138,700	Terumo Corp.	2,016,029	0.1
22,100	TIS, Inc.	742,463	0.0
11,000	Toho Co. Ltd./Tokyo	560,393	0.0
191,200	Tokio Marine Holdings, Inc.	7,067,920	0.3
46,600	Tokyo Electron Ltd.	10,379,096	0.5
32,800	Tokyo Gas Co. Ltd.	1,300,338	0.1
30,200 (1)	Tokyo Metro Co. Ltd.	307,418	0.0
52,000	Tokyu Corp.	607,699	0.0
24,500	TOPPAN Holdings, Inc.	728,304	0.0
144,300	Toray Industries, Inc.	940,805	0.0
17,000 (1)	Toyota Industries Corp.	1,927,231	0.1
986,300	Toyota Motor Corp.	21,182,861	1.0
71,900	Toyota Tsusho Corp.	2,424,411	0.1
13,200 (1)(2)	Trend Micro, Inc./Japan	548,226	0.0
27,400	Tsuruha Holdings, Inc.	503,429	0.0
116,300	Unicharm Corp.	664,508	0.0
42,700	West Japan Railway Co.	850,804	0.0
95,400 (1)	Yamaha Motor Co. Ltd.	707,514	0.0
23,800	Yokogawa Electric Corp.	763,279	0.0
286,500	Z Holdings Corp.	762,362	0.0
10,000	Zensho Holdings Co. Ltd.	573,035	0.0
46,400	ZOZO, Inc.	382,653	0.0
		470,700,869	21.9

	Luxembourg: 0.2%
48,814	ArcelorMittal SA	2,241,513	0.1
22,125 (3)	CVC Capital Partners PLC	370,538	0.0
12,323	Eurofins Scientific SE	901,161	0.1
		3,513,212	0.2

	Macao: 0.1%
205,000	Galaxy Entertainment Group Ltd.	1,010,818	0.1
252,800	Sands China Ltd.	637,668	0.0
		1,648,486	0.1

	Mexico: 0.0%
23,007	Fresnillo PLC	1,025,889	0.0

	Netherlands: 4.5%
60,687 (3)	ABN AMRO Bank NV	2,120,334	0.1
2,625 (2)(3)	Adyen NV	4,233,004	0.2
17,800	Akzo Nobel NV	1,238,532	0.1

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
6,407 (2)	Argenx SE	$5,404,579	0.3
4,877	ASM International, N.V.	2,952,509	0.1
40,395	ASML Holding NV	43,526,376	2.0
16,322	ASR Nederland NV	1,161,322	0.1
7,600	BE Semiconductor Industries NV	1,188,153	0.1
7,926 (3)	Euronext NV	1,190,626	0.1
9,731	EXOR NV	826,591	0.0
13,489	Heineken Holding NV	987,756	0.1
29,972	Heineken NV	2,472,894	0.1
6,151 (1)	IMCD NV	558,279	0.0
314,453	ING Groep NV	8,838,708	0.4
17,782	JDE Peet's NV	665,009	0.0
93,345	Koninklijke Ahold Delhaize NV	3,827,784	0.2
404,722	Koninklijke KPN NV	1,891,149	0.1
80,169	Koninklijke Philips, N.V.	2,182,935	0.1
51,101 (2)	Magnum Ice Cream Co. NV	811,435	0.0
27,995	NN Group NV	2,159,661	0.1
11,294 (1)	Randstad NV	428,777	0.0
114,530 (1)	Universal Music Group NV	2,985,775	0.1
24,198	Wolters Kluwer NV	2,506,341	0.1
22,076 (1)(2)	Yandex NV - Class A	1,847,872	0.1
		96,006,401	4.5

	New Zealand: 0.2%
176,396	Auckland International Airport Ltd.	845,997	0.0
87,897	Contact Energy Ltd.	467,599	0.0
61,117	Fisher & Paykel Healthcare Corp. Ltd.	1,327,889	0.1
96,849	Infratil Ltd.	618,011	0.0
137,279	Meridian Energy Ltd.	443,384	0.0
17,219 (2)	Xero Ltd.	1,304,410	0.1
		5,007,290	0.2

	Norway: 0.5%
32,887	Aker BP ASA	836,848	0.0
92,265	DNB Bank ASA	2,570,575	0.1
79,826	Equinor ASA	1,882,443	0.1
20,814	Gjensidige Forsikring ASA	622,096	0.0
45,771	Kongsberg Gruppen ASA	1,172,895	0.1
48,434	Mowi ASA	1,165,076	0.1
144,131	Norsk Hydro ASA	1,112,572	0.1
72,953	Orkla ASA	812,386	0.0
7,045	Salmar ASA	430,577	0.0
64,082	Telenor ASA	932,037	0.0
		11,537,505	0.5

	Poland: 0.0%
26,018 (1)(2)	InPost SA	319,728	0.0

	Portugal: 0.2%
786,459	Banco Comercial Portugues SA - Class R	827,872	0.1
326,574	EDP - Energias de Portugal SA	1,504,129	0.1
43,423	Galp Energia SGPS SA	747,758	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Portugal (continued)
29,471	Jeronimo Martins SGPS SA	$701,301	0.0
		3,781,060	0.2

	Singapore: 1.7%
407,700	CapitaLand Ascendas REIT	896,358	0.0
633,435	CapitaLand Integrated Commercial Trust	1,175,684	0.1
243,700 (1)	CapitaLand Investment Ltd./Singapore	512,874	0.0
221,460	DBS Group Holdings Ltd.	9,700,979	0.4
246,834 (2)	Grab Holdings Ltd. -Class A	1,231,702	0.1
151,600	Keppel Corp. Ltd.	1,218,813	0.1
352,400	Oversea-Chinese Banking Corp. Ltd.	5,414,000	0.3
39,812 (2)	Sea Ltd., ADR	5,078,817	0.2
93,000	Sembcorp Industries Ltd.	434,739	0.0
162,900	Singapore Airlines Ltd.	808,793	0.0
89,200	Singapore Exchange Ltd.	1,174,223	0.1
162,500 (1)	Singapore Technologies Engineering Ltd.	1,061,791	0.0
773,400	Singapore Telecommunications Ltd.	2,736,288	0.1
70,464	STMicroelectronics NV	1,841,583	0.1
130,400	United Overseas Bank Ltd.	3,551,513	0.2
		36,838,157	1.7

	South Africa: 0.2%
116,470	Anglo American PLC	4,817,475	0.2

	South Korea: 0.0%
20,174 (2)(3)	Delivery Hero SE	531,786	0.0

	Spain: 3.7%
2,569 (1)	Acciona SA	559,115	0.0
18,377	ACS Actividades de Construccion y Servicios SA	1,824,197	0.1
78,053 (3)	Aena SME SA	2,180,866	0.1
46,884	Amadeus IT Group SA	3,469,929	0.2
599,787	Banco Bilbao Vizcaya Argentaria SA	14,069,319	0.7
522,816 (1)	Banco de Sabadell SA	2,060,337	0.1
1,549,121	Banco Santander SA	18,233,892	0.8
70,159	Bankinter SA	1,162,898	0.1
405,568	CaixaBank SA	4,958,519	0.2
51,466 (3)	Cellnex Telecom SA	1,657,289	0.1
32,814	EDP Renovaveis SA	463,408	0.0
33,055	Endesa SA	1,189,859	0.1
31,043 (1)	Grifols SA	388,027	0.0
660,552	Iberdrola SA	14,303,176	0.7
113,523	Industria de Diseno Textil SA	7,488,500	0.3
96,147	Mapfre SA	482,484	0.0
25,227	Naturgy Energy Group SA	768,120	0.0
42,233	Red Electrica Corp. SA	752,877	0.0
117,430 (1)	Repsol SA	2,191,056	0.1

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
383,562 (1)	Telefonica SA	$1,574,501	0.1
		79,778,369	3.7

	Sweden: 3.2%
27,051	AddTech AB - Class B	952,699	0.1
30,111	Alfa Laval AB	1,509,807	0.1
104,309	Assa Abloy AB - Class B	4,029,546	0.2
279,539	Atlas Copco AB - Class A	4,976,515	0.2
162,441	Atlas Copco AB - Class B	2,596,898	0.1
42,561 (1)	Beijer Ref AB	683,012	0.0
29,579 (2)	Boliden AB	1,638,567	0.1
68,584 (1)	Epiroc AB - Class A	1,546,012	0.1
40,585	Epiroc AB - Class B	816,513	0.0
51,395 (1)	EQT AB	2,007,799	0.1
62,739	Essity AB - Class B	1,803,832	0.1
13,831 (1)(3)	Evolution AB	939,146	0.1
74,723 (1)(2)	Fastighets AB Balder	551,554	0.0
51,362 (1)	H & M Hennes & Mauritz AB - Class B	1,029,494	0.1
216,069	Hexagon AB - Class B	2,545,013	0.1
6,936 (1)	Holmen AB - Class B	266,055	0.0
12,321	Industrivarden AB - Class A	551,960	0.0
16,245 (1)	Industrivarden AB - Class C	727,179	0.0
28,436	Indutrade AB	737,084	0.0
15,409	Investment AB Latour -Class B	374,358	0.0
189,609	Investor AB - Class B	6,756,830	0.3
7,909	L E Lundbergforetagen AB - Class B	436,667	0.0
24,260	Lifco AB - Class B	919,424	0.0
157,718 (1)	Nibe Industrier AB - Class B	602,859	0.0
33,335 (1)	Saab AB - Class B	1,934,104	0.1
22,874	Sagax AB - Class B	489,228	0.0
110,963	Sandvik AB	3,584,226	0.2
51,183 (1)	Securitas AB - Class B	813,969	0.0
157,553	Skandinaviska Enskilda Banken AB - Class A	3,321,799	0.2
35,417	Skanska AB - Class B	965,054	0.1
35,502 (1)	SKF AB - Class B	939,697	0.1
63,223 (1)	Svenska Cellulosa AB SCA - Class B	838,453	0.0
151,795	Svenska Handelsbanken AB - Class A	2,199,137	0.1
88,356	Swedbank AB - Class A	3,065,516	0.1
20,458 (2)	Swedish Orphan Biovitrum AB	734,178	0.0
56,975	Tele2 AB - Class B	954,707	0.1
291,255	Telefonaktiebolaget LM Ericsson - Class B	2,834,505	0.1
245,530 (1)	Telia Co. AB	1,049,387	0.1
21,108	Trelleborg AB - Class B	892,268	0.0
165,363 (1)	Volvo AB - Class B	5,262,618	0.3
		68,877,669	3.2

	Switzerland: 4.9%
163,111	ABB Ltd., Reg	12,024,143	0.6
3,135 (1)	Banque Cantonale Vaudoise	396,326	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
371 (1)	Barry Callebaut AG	$606,552	0.0
1,024	Belimo Holding AG	1,000,513	0.0
2,198	BKW AG	466,219	0.0
11	Chocoladefabriken Lindt & Spruengli AG	1,613,217	0.1
98	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,431,964	0.1
55,946	Cie Financiere Richemont SA	12,064,813	0.6
17,972	DSM-Firmenich AG	1,449,797	0.1
9,148	Dufry AG, Reg	539,548	0.0
730	EMS-Chemie Holding AG	503,577	0.0
16,093	Galderma Group AG	3,277,064	0.2
3,530	Geberit AG, Reg	2,741,479	0.1
961	Givaudan SA, Reg	3,801,956	0.2
8,273 (1)	Helvetia Holding AG	2,175,907	0.1
21,439	Julius Baer Group Ltd.	1,675,047	0.1
5,027	Kuehne + Nagel International AG	1,078,067	0.0
15,896	Logitech International SA	1,613,731	0.1
7,309	Lonza Group AG	4,927,873	0.2
2,362	Partners Group Holding AG	2,898,131	0.1
43,501	Sandoz Group AG	3,158,441	0.1
4,237	Schindler Holding AG	1,593,388	0.1
2,443	Schindler Holding AG (SCHN)	864,436	0.0
17,230	SGS SA	1,976,414	0.1
15,866	Sika AG, Reg	3,221,203	0.1
5,275	Sonova Holding AG, Reg	1,364,467	0.1
11,616	Straumann Holding AG	1,356,794	0.1
3,011 (1)	Swatch Group AG - Class BR	633,081	0.0
2,969	Swiss Life Holding AG	3,419,827	0.2
8,350	Swiss Prime Site AG	1,296,486	0.1
2,696	Swisscom AG, Reg	1,958,259	0.1
330,372	UBS Group AG	15,254,796	0.7
2,810 (3)	VAT Group AG	1,349,081	0.1
15,231	Zurich Insurance Group AG	11,525,339	0.5
		105,257,936	4.9

	United Kingdom: 11.2%
103,376	3i Group PLC	4,532,901	0.2
27,096	Admiral Group PLC	1,159,105	0.1
43,873	Ashtead Group PLC	2,991,215	0.1
33,525	Associated British Foods PLC	957,582	0.1
161,382	AstraZeneca PLC	29,865,138	1.4
90,040 (3)	Auto Trader Group PLC	710,355	0.0
318,149	Aviva PLC	2,925,345	0.1
312,726	BAE Systems PLC	7,197,380	0.3
1,453,119	Barclays PLC	9,301,568	0.4
141,503	Barratt Developments PLC	726,925	0.0
227,507	British American Tobacco PLC	12,897,474	0.6
622,395	BT Group PLC	1,541,942	0.1
33,804	Bunzl PLC	943,939	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
491,233	Centrica PLC	$1,120,037	0.1
279,000	CK Hutchison Holdings Ltd.	1,896,771	0.1
21,627	Coca-Cola European Partners PLC - USD	1,961,569	0.1
176,652	Compass Group PLC	5,597,207	0.3
8,876	DCC PLC	552,961	0.0
231,701	Diageo PLC	4,992,655	0.2
63,235	Entain PLC	650,006	0.0
39,510	Halma PLC	1,875,330	0.1
17,319	Hikma Pharmaceuticals PLC	361,047	0.0
1,791,534	HSBC Holdings PLC	28,191,371	1.3
79,648	Imperial Brands PLC	3,344,422	0.2
134,698	Informa PLC	1,598,216	0.1
15,067	InterContinental Hotels Group PLC	2,117,340	0.1
122,990	International Consolidated Airlines Group SA - Class DI	682,890	0.0
16,069	Intertek Group PLC	996,541	0.1
178,887 (1)	J Sainsbury PLC	783,672	0.0
250,067	JD Sports Fashion PLC	283,447	0.0
180,973	Kingfisher PLC	761,813	0.0
73,654	Land Securities Group PLC	615,861	0.0
592,936	Legal & General Group PLC	2,086,887	0.1
6,161,247	Lloyds Banking Group PLC	8,149,536	0.4
48,623	London Stock Exchange Group PLC	5,848,767	0.3
237,773	M&G PLC	915,378	0.0
214,079	Marks & Spencer Group PLC	952,656	0.0
131,323	Melrose Industries PLC	1,035,733	0.1
516,340	National Grid PLC	7,919,843	0.4
836,220	NatWest Group PLC	7,335,531	0.3
12,105	Next PLC	2,228,524	0.1
59,994	Pearson PLC	848,254	0.0
73,126	Phoenix Group Holdings PLC	723,933	0.0
70,260	Reckitt Benckiser Group PLC	5,685,372	0.3
189,943	RELX PLC	7,652,171	0.4
262,886	Rentokil Initial PLC	1,568,501	0.1
875,895	Rolls-Royce Holdings PLC	13,546,291	0.6
100,263	Sage Group PLC	1,458,269	0.1
75,432	Schroders PLC	412,345	0.0
133,816	Segro PLC	1,296,422	0.1
28,197	Severn Trent PLC	1,058,823	0.1
83,896	Smith & Nephew PLC	1,395,265	0.1
33,967	Smiths Group PLC	1,074,381	0.1
7,661	Spirax-Sarco Engineering PLC	700,190	0.0
125,495	SSE PLC	3,679,238	0.2
202,530	Standard Chartered PLC	4,941,803	0.2
676,477	Tesco PLC	4,022,878	0.2
226,425	Unilever PLC	14,793,918	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
70,964	United Utilities Group PLC	$1,140,134	0.1
1,993,084	Vodafone Group PLC	2,656,790	0.1
18,003	Whitbread PLC	617,054	0.0
69,337 (2)	Wise PLC - Class A	830,656	0.0
		240,709,568	11.2

	United States: 9.4%
137,606	Aegon Ltd.	1,070,065	0.1
52,004	Alcon, Inc.	4,114,978	0.2
305	AP Moller - Maersk A/S -Class A	699,595	0.0
411 (1)	AP Moller - Maersk A/S -Class B	943,061	0.1
1,637,364	BP PLC	9,549,012	0.5
8,019	Buzzi Unicem SpA	484,757	0.0
5,253 (2)	CyberArk Software Ltd.	2,343,153	0.1
95,491	Experian PLC	4,305,347	0.2
53,454	Ferrovial SE	3,463,318	0.2
423,015	GSK PLC	10,371,112	0.5
926,891	Haleon PLC	4,683,916	0.2
53,095	Holcim AG	5,168,815	0.2
4,491 (2)	Monday.com Ltd.	662,692	0.0
268,139	Nestle SA	26,615,242	1.2
197,856	Novartis AG, Reg	27,263,764	1.3
22,563	QIAGEN NV	1,026,095	0.1
73,116	Roche Holding AG	30,194,735	1.4
3,331	Roche Holding AG -Class BR	1,406,635	0.1
114,969	Sanofi	11,123,839	0.5
57,058	Schneider Electric SE	15,609,639	0.7
602,813	Shell PLC	22,214,934	1.0
16,273 (2)	Spotify Technology SA	9,449,894	0.4
209,842	Stellantis NV (STLAM)	2,297,915	0.1
31,092	Swiss Re AG	5,179,606	0.3
39,047	Tenaris SA	753,445	0.0
		200,995,564	9.4
	Total Common Stock
	(Cost $1,575,914,639)	2,116,562,572	98.5

PREFERRED STOCK: 0.3%
	Germany: 0.3%
11,851 (1)(3)	Dr Ing hc F Porsche AG	631,211	0.0
27,502	Henkel AG & Co. KGaA	2,184,493	0.1
15,936	Porsche Automobil Holding SE	743,500	0.0
2,727	Sartorius AG	785,278	0.1
21,460	Volkswagen AG	2,618,949	0.1
		6,963,431	0.3
	Total Preferred Stock
	(Cost $7,816,662)	6,963,431	0.3
	Total Long-Term Investments
	(Cost $1,583,731,301)	2,123,526,003	98.8

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.3%
	Certificates of Deposits: 0.7%
900,000 (4)	Bank of America N.A., 4.540%, 02/09/2026	$900,318	0.0
900,000 (4)	BNP Paribas S.A., 4.234%, 02/26/2026	900,403	0.0
1,000,000 (4)	Canadian Imperial Bank of Commerce, 4.275%, 02/04/2026	1,000,220	0.1
900,000 (4)	Credit Agricole Corporate and Investment Bank, 4.276%, 04/14/2026	900,743	0.1
900,000 (4)	Credit Industriel et Commercial S.A., 3.980%, 06/09/2026	900,172	0.0
900,000 (4)	DZ Bank AG, 4.161%, 02/13/2026	900,112	0.0
950,000 (4)	Landesbank Baden-Wurttemberg, 4.199%, 05/18/2026	951,022	0.1
900,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.390%, 01/21/2026	900,327	0.0
900,000 (4)	Mitsubishi UFJ Trust & Banking Corp., 4.463%, 03/11/2026	900,375	0.0
900,000 (4)(5)	Mizuho Bank Ltd., 3.990%, (SOFRRATE + 0.250%), 01/27/2026	900,110	0.0
550,000 (4)	Natixis S.A., 4.188%, 05/04/2026	550,071	0.0
900,000 (4)	Oversea Chinese Banking Corp. Ltd., 4.202%, 05/22/2026	901,006	0.1
950,000 (4)	Societe Generale S.A., 4.030%, 02/17/2026	950,520	0.1
950,000 (4)(5)	Standard Chartered Bank, 4.070%, (SOFRRATE + 0.380%), 01/22/2026	950,173	0.1
500,000 (4)(5)	Sumitomo Mitsui Banking Corp., 3.924%, (SOFRRATE + 0.230%), 04/13/2026	500,117	0.0
550,000 (4)	Svenska Handelsbanken AB, 4.226%, 05/26/2026	550,635	0.0
950,000 (4)	Swedbank AB, 3.910%, 02/20/2026	950,136	0.1
900,000 (4)	Toronto-Dominion Bank, 4.157%, 02/19/2026	900,174	0.0
	Total Certificates of Deposits
	(Cost $15,406,634)	15,406,634	0.7

	Commercial Paper: 0.5%
900,000 (4)	ANZ Banking Group Ltd., 4.460%, 04/20/2026	900,101	0.0
900,000 (4)	Bank of Nova Scotia, 4.330%, 03/03/2026	900,154	0.0
900,000 (4)	Commonwealth Bank of Australia, 4.530%, 02/25/2026	900,124	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (4)	HSBC Bank PLC, 4.000%, 06/17/2026	$951,192	0.1
500,000 (4)	LLoyds Bank PLC, 4.540%, 02/06/2026	500,057	0.0
950,000 (4)	Macquarie Bank Ltd., 3.920%, 04/07/2026	950,192	0.1
900,000 (4)	National Australia Bank Ltd., 4.480%, 01/20/2026	900,064	0.0
900,000 (4)	National Bank of Canada, 4.650%, 02/04/2026	900,186	0.1
900,000 (4)	Royal Bank of Canada, 4.320%, 03/10/2026	900,003	0.0
950,000 (4)	Sumitomo Mitsui Trust Bank Ltd., 3.850%, 03/30/2026	941,052	0.1
900,000 (4)	TotalEnergies Capital S.A., 4.380%, 01/20/2026	898,134	0.0
550,000 (4)	United Overseas Bank Ltd., 4.010%, 01/14/2026	550,009	0.0
950,000 (4)	Westpac Banking Corp., 3.820%, 01/02/2026	950,011	0.1
	Total Commercial Paper
	(Cost $11,141,279)	11,141,279	0.5

	Repurchase Agreements: 2.2%
17,389,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $17,392,754, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $17,741,696, due 01/31/26-11/15/55)	17,389,000	0.8
2,101,312 (4)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.880%, due 01/02/2026 (Repurchase Amount $2,101,759, collateralized by various U.S. Government Agency Obligations, 0.000%-4.180%, Market Value plus accrued interest $2,143,358, due 03/06/26-12/24/30)	2,101,312	0.1

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,422,540 (4)	Jefferies LLC, Repurchase Agreement dated 12/31/2025, 3.860%, due 01/02/2026 (Repurchase Amount $2,423,052, collateralized by various U.S. Government Securities, 1.625%-4.000%, Market Value plus accrued interest $2,470,991, due 01/15/27-04/15/30)	$2,422,540	0.1
9,515,504 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 12/31/2025, 3.920%, due 01/02/2026 (Repurchase Amount $9,517,548, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $9,705,815, due 04/09/26-01/01/56)	9,515,504	0.5
11,117,706 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 12/31/2025, 3.910%, due 01/02/2026 (Repurchase Amount $11,120,088, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,342,523, due 01/29/26-12/01/55)	11,117,706	0.5
4,416,232 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $4,417,161, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $4,504,557, due 04/30/26-11/15/34)	4,416,232	0.2
	Total Repurchase Agreements
	(Cost $46,962,294)	46,962,294	2.2

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
18,505,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $18,505,000)	$18,505,000	0.9

	Total Short-Term Investments
	(Cost $92,015,207)	$92,015,207	4.3

	Total Investments in Securities
	(Cost $1,675,746,508)	$2,215,541,210	103.1
	Liabilities in Excess of Other Assets	(65,659,598)	(3.1)
	Net Assets	$2,149,881,612	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)	Variable rate security. Rate shown is the rate in effect as of December 31, 2025.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

Percentage
Sector Diversification	of Net Assets
Financials	25.0%
Industrials	19.0
Health Care	11.2
Consumer Discretionary	9.7
Information Technology	8.3
Consumer Staples	7.3
Materials	5.5
Communication Services	4.3
Utilities	3.6
Energy	3.1
Real Estate	1.8
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$149,274,914	$—	$149,274,914
Austria	—	5,819,751	—	5,819,751
Belgium	—	18,193,979	—	18,193,979
Brazil	—	705,127	—	705,127
Chile	—	1,802,653	—	1,802,653
China	—	12,400,529	—	12,400,529
Denmark	—	38,955,481	—	38,955,481
Finland	—	24,720,473	—	24,720,473
France	—	193,731,327	—	193,731,327
Germany	—	197,746,065	—	197,746,065
Hong Kong	2,794,512	36,395,535	—	39,190,047
Indonesia	1,153,021	—	—	1,153,021
Ireland	2,639,721	7,196,465	—	9,836,186
Israel	5,985,346	14,206,672	—	20,192,018
Italy	—	70,443,814	—	70,443,814
Ivory Coast	—	1,050,223	—	1,050,223
Japan	3,557,966	467,142,903	—	470,700,869
Luxembourg	—	3,513,212	—	3,513,212
Macao	—	1,648,486	—	1,648,486
Mexico	—	1,025,889	—	1,025,889
Netherlands	2,659,307	93,347,094	—	96,006,401
New Zealand	845,997	4,161,293	—	5,007,290
Norway	—	11,537,505	—	11,537,505
Poland	—	319,728	—	319,728
Portugal	—	3,781,060	—	3,781,060
Singapore	6,310,519	30,527,638	—	36,838,157
South Africa	—	4,817,475	—	4,817,475
South Korea	—	531,786	—	531,786
Spain	1,189,859	78,588,510	—	79,778,369
Sweden	—	68,877,669	—	68,877,669
Switzerland	1,976,414	103,281,522	—	105,257,936
United Kingdom	2,745,241	237,964,327	—	240,709,568
United States	12,455,739	188,539,825	—	200,995,564
Total Common Stock	44,313,642	2,072,248,930	—	2,116,562,572
Preferred Stock	—	6,963,431	—	6,963,431
Short-Term Investments	18,505,000	73,510,207	—	92,015,207
Total Investments, at fair value	$62,818,642	$2,152,722,568	$—	$2,215,541,210
Other Financial Instruments+
Futures	164,142	—	—	164,142
Total Assets	$62,982,784	$2,152,722,568	$—	$2,215,705,352

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	190	03/20/26	$27,569,950	$164,142
			$27,569,950	$164,142

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$164,142
Total Asset Derivatives		$164,142

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,507,762
Total	$8,507,762

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,344,926
Total	$1,344,926

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,705,177,027.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$580,516,929
Gross Unrealized Depreciation	(68,951,690)
Net Unrealized Appreciation	$511,565,239

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.9%
	Communication Services: 4.1%
5,526 (1)	AST SpaceMobile, Inc.	$401,353	0.1
2,099 (1)	Charter Communications, Inc. - Class A	438,166	0.2
6,314	Electronic Arts, Inc.	1,290,140	0.4
5,182	Fox Corp. - Class A	378,649	0.1
3,738	Fox Corp. - Class B	242,708	0.1
6,115 (1)	Frontier Communications Parent, Inc.	232,798	0.1
83 (1)	GCI Liberty, Inc. - Class A	3,060	0.0
1,070 (1)	GCI Liberty, Inc. - Class C	39,815	0.0
1,684 (1)	IAC, Inc.	65,844	0.0
2,333	Iridium Communications, Inc.	40,548	0.0
415 (1)	Liberty Broadband Corp. - Class A	20,036	0.0
2,852 (1)	Liberty Broadband Corp. - Class C	138,607	0.1
4,194 (1)	Liberty Global Ltd. - Class A	46,721	0.0
3,364 (1)	Liberty Global Ltd. - Class C	37,139	0.0
494 (1)	Liberty Live Holdings, Inc. - Class A	40,261	0.0
1,147 (1)	Liberty Live Holdings, Inc. - Class C	95,384	0.0
569 (1)	Liberty Media Corp.-Liberty Formula One - Class A, Tracking Stock	50,857	0.0
5,266 (1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	518,754	0.2
3,973 (1)	Live Nation Entertainment, Inc.	566,152	0.2
404 (1)	Madison Square Garden Sports Corp.	104,495	0.0
6,022	Match Group, Inc.	194,450	0.1
2,504	Millicom International Cellular SA	138,822	0.1
4,022	New York Times Co. - Class A	279,207	0.1
9,489	News Corp. - Class A	247,853	0.1
3,158	News Corp. - Class B	93,572	0.0
707	Nexstar Media Group, Inc.	143,556	0.1
1,193 (1)	NIQ Global Intelligence PLC	19,673	0.0
8,039	Omnicom Group, Inc.	649,149	0.2
14,831 (1)	Pinterest, Inc. - Class A	383,975	0.1
3,118 (1)	Reddit, Inc. - Class A	716,735	0.2
15,573 (1)	ROBLOX Corp. - Class A	1,261,880	0.4
3,236 (1)	Roku, Inc.	351,074	0.1
4,757	Sirius XM Holdings, Inc.	95,116	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
4,574 (1)	Take-Two Interactive Software, Inc.	$1,171,081	0.4
1,726	TKO Group Holdings, Inc.	360,734	0.1
11,204 (1)	Trade Desk, Inc. - Class A	425,304	0.1
4,020 (1)	Trump Media & Technology Group Corp.	53,225	0.0
58,479 (1)	Warner Bros Discovery, Inc.	1,685,365	0.5
6,660 (1)	ZoomInfo Technologies, Inc.	67,732	0.0
		13,089,990	4.1

	Consumer Discretionary: 11.3%
12,794	ADT, Inc.	103,248	0.0
3,739 (1)	Amer Sports, Inc.	139,652	0.0
5,454 (1)	Aptiv PLC	414,995	0.1
6,539	Aramark	241,028	0.1
667 (1)	AutoNation, Inc.	137,722	0.0
5,174	Bath & Body Works, Inc.	103,894	0.0
4,853	Best Buy Co., Inc.	324,811	0.1
1,337 (1)	Birkenstock Holding PLC	54,683	0.0
5,328	BorgWarner, Inc.	240,080	0.1
1,381	Boyd Gaming Corp.	117,716	0.0
1,425 (1)	Bright Horizons Family Solutions, Inc.	144,495	0.0
1,642	Brunswick Corp.	121,902	0.0
1,578 (1)	Burlington Stores, Inc.	455,805	0.1
5,086 (1)	Caesars Entertainment, Inc.	118,962	0.0
3,681 (1)	CarMax, Inc.	142,234	0.0
27,138 (1)	Carnival Corp.	828,794	0.3
3,394 (1)	Carvana Co.	1,432,336	0.5
2,501 (1)(2)	Cava Group, Inc.	146,784	0.0
5,484 (1)	Chewy, Inc. - Class A	181,246	0.1
678 (2)	Choice Hotels International, Inc.	64,586	0.0
1,659	Churchill Downs, Inc.	188,761	0.1
652	Columbia Sportswear Co.	35,919	0.0
32,849 (1)	Coupang, Inc.	774,908	0.2
1,264 (1)	Crocs, Inc.	108,097	0.0
6,604	D.R. Horton, Inc.	951,174	0.3
2,933	Darden Restaurants, Inc.	539,731	0.2
3,643 (1)	Deckers Outdoor Corp.	377,670	0.1
1,589	Dick's Sporting Goods, Inc.	314,574	0.1
74 (2)	Dillard's, Inc. - Class A	44,869	0.0
787	Domino's Pizza, Inc.	328,037	0.1
12,067 (1)	DraftKings, Inc. - Class A	415,829	0.1
954 (1)	Duolingo, Inc.	167,427	0.1
2,939 (1)	Dutch Bros, Inc. - Class A	179,926	0.1
11,342	eBay, Inc.	987,888	0.3

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,459 (1)	Etsy, Inc.	$136,327	0.0
2,942	Expedia Group, Inc.	833,498	0.3
1,352 (1)	Five Below, Inc.	254,663	0.1
2,668 (1)	Floor & Decor Holdings, Inc. - Class A	162,454	0.1
3,965 (1)	Flutter Entertainment PLC - Class DI	852,634	0.3
98,018	Ford Motor Co.	1,285,996	0.4
10,270 (1)	GameStop Corp. - Class A	206,222	0.1
5,691	Gap, Inc.	145,690	0.0
4,092	Garmin Ltd.	830,062	0.3
5,509	Gentex Corp.	128,194	0.0
3,482	Genuine Parts Co.	428,147	0.1
690 (1)	Grand Canyon Education, Inc.	114,754	0.0
3,180	H&R Block, Inc.	138,584	0.0
2,744 (2)	Harley-Davidson, Inc.	56,225	0.0
3,313	Hasbro, Inc.	271,666	0.1
5,727	Hilton Worldwide Holdings, Inc.	1,645,081	0.5
1,020 (2)	Hyatt Hotels Corp. - Class A	163,526	0.1
7,695	Las Vegas Sands Corp.	500,868	0.2
1,298	Lear Corp.	148,751	0.1
5,151	Lennar Corp. - Class A	529,523	0.2
239	Lennar Corp. - Class B	22,734	0.0
598	Lithia Motors, Inc.	198,733	0.1
6,437	LKQ Corp.	194,397	0.1
3,114 (1)(2)	Lucid Group, Inc.	32,915	0.0
2,607 (1)	Lululemon Athletica, Inc.	541,761	0.2
6,705	Macy's, Inc.	147,845	0.0
7,760 (1)	Mattel, Inc.	153,958	0.1
5,135 (1)	MGM Resorts International	187,376	0.1
1,273 (1)	Mohawk Industries, Inc.	139,139	0.0
427	Murphy USA, Inc.	172,303	0.1
10,448	Newell Brands, Inc.	38,867	0.0
11,272 (1)	Norwegian Cruise Line Holdings Ltd.	251,591	0.1
69 (1)	NVR, Inc.	503,201	0.2
1,534 (1)	Ollie's Bargain Outlet Holdings, Inc.	168,142	0.1
5,602 (1)	On Holding AG - Class A	260,381	0.1
3,625 (1)	Penn Entertainment, Inc.	53,469	0.0
459	Penske Automotive Group, Inc.	72,655	0.0
2,103 (1)	Planet Fitness, Inc. - Class A	228,112	0.1
828	Pool Corp.	189,405	0.1
4,877	PulteGroup, Inc.	571,877	0.2
1,195	PVH Corp.	80,089	0.0
11,286 (1)	QuantumScape Corp.	117,600	0.0
953	Ralph Lauren Corp.	336,990	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
8,124	Restaurant Brands International, Inc.	$554,301	0.2
383 (1)	RH	68,614	0.0
19,743 (1)	Rivian Automotive, Inc. - Class A	389,135	0.1
8,000	Ross Stores, Inc.	1,441,120	0.5
6,361	Royal Caribbean Cruises Ltd.	1,774,210	0.6
3,424	Service Corp. International	266,969	0.1
2,091 (1)	SharkNinja, Inc.	233,983	0.1
5,192	Tapestry, Inc.	663,382	0.2
5,076	Tempur Sealy International, Inc.	453,185	0.1
1,662	Texas Roadhouse, Inc.	275,892	0.1
1,264	Thor Industries, Inc.	129,775	0.0
2,407	Toll Brothers, Inc.	325,475	0.1
704 (1)	TopBuild Corp.	293,702	0.1
13,348	Tractor Supply Co.	667,533	0.2
1,539	Travel + Leisure Co.	108,546	0.0
1,134 (1)	Ulta Beauty, Inc.	686,081	0.2
4,733 (1)(2)	Under Armour, Inc. - Class A	23,523	0.0
4,620 (1)	Under Armour, Inc. - Class C	22,176	0.0
865	Vail Resorts, Inc.	114,872	0.0
3,185 (1)	Valvoline, Inc.	92,556	0.0
8,801	VF Corp.	159,122	0.1
4,376 (1)	Viking Holdings Ltd.	312,490	0.1
2,459 (1)	Wayfair, Inc. - Class A	246,908	0.1
4,012	Wendy's Co.	33,420	0.0
1,345 (2)	Whirlpool Corp.	97,028	0.0
2,973	Williams-Sonoma, Inc.	530,948	0.2
696	Wingstop, Inc.	165,989	0.1
1,858	Wyndham Hotels & Resorts, Inc.	140,390	0.0
1,915	Wynn Resorts Ltd.	230,432	0.1
2,032 (1)	YETI Holdings, Inc.	89,753	0.0
6,999	Yum! Brands, Inc.	1,058,809	0.3
		36,076,507	11.3

	Consumer Staples: 4.5%
9,921	Albertsons Cos., Inc. - Class A	170,344	0.0
12,001	Archer-Daniels-Midland Co.	689,937	0.2
3,149 (1)	BellRing Brands, Inc.	84,173	0.0
3,282 (1)	BJ's Wholesale Club Holdings, Inc.	295,478	0.1
194 (1)	Boston Beer Co., Inc. - Class A	37,855	0.0
1,093	Brown-Forman Corp. - Class A	28,757	0.0
3,702	Brown-Forman Corp. - Class B	96,474	0.0
3,382	Bunge Global SA	301,269	0.1
4,859 (2)	Campbell Soup Co.	135,420	0.0
929	Casey's General Stores, Inc.	513,468	0.2
4,120 (1)	Celsius Holdings, Inc.	188,449	0.1

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
6,034	Church & Dwight Co., Inc.	$505,951	0.2
3,059	Clorox Co.	308,439	0.1
1,422	Coca-Cola Consolidated, Inc.	217,993	0.1
11,928	Conagra Brands, Inc.	206,474	0.1
3,567	Constellation Brands, Inc. - Class A	492,103	0.2
8,653 (1)	Coty, Inc. - Class A	26,651	0.0
3,920 (1)	Darling Ingredients, Inc.	141,120	0.0
5,515	Dollar General Corp.	732,227	0.2
4,837 (1)	Dollar Tree, Inc.	594,999	0.2
1,372 (1)	e.l.f. Beauty, Inc.	104,327	0.0
6,153	Estee Lauder Cos., Inc. - Class A	644,342	0.2
4,679	Flowers Foods, Inc.	50,908	0.0
1,193 (1)	Freshpet, Inc.	72,689	0.0
13,393	General Mills, Inc.	622,774	0.2
3,658	Hershey Co.	665,683	0.2
7,250	Hormel Foods Corp.	171,825	0.1
1,601	Ingredion, Inc.	176,526	0.1
2,602	JM Smucker Co.	254,502	0.1
47,712	Kenvue, Inc.	823,032	0.3
21,437	Kraft Heinz Co.	519,847	0.2
15,226	Kroger Co.	951,320	0.3
3,371	Lamb Weston Holdings, Inc.	141,211	0.0
4,319 (1)	Maplebear, Inc.	194,269	0.1
6,357	McCormick & Co., Inc.	432,975	0.1
4,103	Molson Coors Beverage Co. - Class B	191,528	0.1
3,831 (1)	Performance Food Group Co.	344,484	0.1
1,037	Pilgrim's Pride Corp.	40,433	0.0
1,218 (1)	Post Holdings, Inc.	120,643	0.0
6,435	Primo Brands Corp. - Class A	105,212	0.0
1,366	Reynolds Consumer Products, Inc.	31,309	0.0
6	Seaboard Corp.	26,669	0.0
1,132	Smithfield Foods, Inc.	25,278	0.0
2,453 (1)	Sprouts Farmers Market, Inc.	195,431	0.1
12,034	Sysco Corp.	886,785	0.3
7,025	Tyson Foods, Inc. - Class A	411,805	0.1
5,632 (1)	US Foods Holding Corp.	424,202	0.1
		14,397,590	4.5

	Energy: 5.4%
8,382	Antero Midstream Corp.	149,116	0.0
7,261 (1)	Antero Resources Corp.	250,214	0.1
8,808	APA Corp.	215,444	0.1
24,900	Baker Hughes Co.	1,133,946	0.4
5,350	Cheniere Energy, Inc.	1,039,986	0.3
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,709	Chesapeake Energy Corp.	$630,045	0.2
1,437	Chord Energy Corp.	133,210	0.0
2,313	Civitas Resources, Inc.	62,659	0.0
18,941	Coterra Energy, Inc.	498,527	0.2
15,406	Devon Energy Corp.	564,322	0.2
4,713	Diamondback Energy, Inc.	708,505	0.2
2,543	DT Midstream, Inc.	304,346	0.1
15,604	EQT Corp.	836,374	0.3
21,072	Halliburton Co.	595,495	0.2
3,916	HF Sinclair Corp.	180,449	0.1
48,826	Kinder Morgan, Inc.	1,342,227	0.4
7,636	Marathon Petroleum Corp.	1,241,843	0.4
2,927	Matador Resources Co.	124,222	0.0
9,106	NOV, Inc.	142,327	0.0
17,708	Occidental Petroleum Corp.	728,153	0.2
15,690	ONEOK, Inc.	1,153,215	0.4
6,425	Ovintiv, Inc.	251,796	0.1
17,855	Permian Resources Corp.	250,506	0.1
10,118	Phillips 66	1,305,627	0.4
5,917	Range Resources Corp.	208,633	0.1
5,333	Targa Resources Corp.	983,939	0.3
10,063	TechnipFMC PLC	448,407	0.1
1,449	Texas Pacific Land Corp.	416,182	0.1
7,632	Valero Energy Corp.	1,242,413	0.4
4,229	Viper Energy, Inc. - Class A	163,366	0.0
1,767	Weatherford International PLC	138,285	0.0
		17,443,779	5.4

	Financials: 15.1%
692	Affiliated Managers Group, Inc.	199,490	0.1
6,901 (1)	Affirm Holdings, Inc.	513,641	0.2
26,890 (2)	AGNC Investment Corp.	288,261	0.1
6,626	Allstate Corp.	1,379,202	0.4
6,928	Ally Financial, Inc.	313,769	0.1
1,657	American Financial Group, Inc.	226,479	0.1
2,334	Ameriprise Financial, Inc.	1,144,454	0.4
17,160	Annaly Capital Management, Inc.	383,698	0.1
8,956 (1)	Arch Capital Group Ltd.	859,059	0.3
4,724	Ares Management Corp. - Class A	763,540	0.2
1,270	Assurant, Inc.	305,879	0.1
1,115	Assured Guaranty Ltd.	100,205	0.0
1,865	Axis Capital Holdings Ltd.	199,723	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
17,519	Bank of New York Mellon Corp.	$2,033,781	0.6
2,675	Bank OZK	123,103	0.0
13,429 (1)	Block, Inc.	874,094	0.3
15,939	Blue Owl Capital, Inc.	238,129	0.1
554	BOK Financial Corp.	65,627	0.0
1,432 (1)	Brighthouse Financial, Inc.	92,779	0.0
7,251	Brown & Brown, Inc.	577,905	0.2
830 (1)	Bullish	31,432	0.0
6,566	Carlyle Group, Inc.	388,116	0.1
2,630	Cboe Global Markets, Inc.	660,130	0.2
3,868	Cincinnati Financial Corp.	631,722	0.2
10,777	Citizens Financial Group, Inc.	629,485	0.2
531	CNA Financial Corp.	25,350	0.0
5,595 (1)	Coinbase Global, Inc. - Class A	1,265,253	0.4
7,417	Columbia Banking System, Inc.	207,305	0.1
3,200	Comerica, Inc.	278,176	0.1
3,243	Commerce Bancshares, Inc.	169,739	0.1
6,614	Corebridge Financial, Inc.	199,544	0.1
1,706 (1)	Corpay, Inc.	513,387	0.2
110 (1)(2)	Credit Acceptance Corp.	48,781	0.0
1,490	Cullen/Frost Bankers, Inc.	188,679	0.1
3,432	East West Bancorp, Inc.	385,722	0.1
7,549	Equitable Holdings, Inc.	359,710	0.1
979 (1)	Euronet Worldwide, Inc.	74,512	0.0
924	Evercore, Inc. - Class A	314,391	0.1
1,041	Everest Re Group Ltd.	353,263	0.1
8,897	F.N.B. Corp.	152,139	0.0
940	FactSet Research Systems, Inc.	272,779	0.1
6,458	Fidelity National Financial, Inc.	352,542	0.1
13,221	Fidelity National Information Services, Inc.	878,668	0.3
16,719	Fifth Third Bancorp	782,616	0.2
872 (1)(2)	Figure Technology Solutions, Inc. - Class A	35,612	0.0
2,438	First American Financial Corp.	149,791	0.0
227	First Citizens BancShares, Inc. - Class A	487,183	0.2
3,094	First Hawaiian, Inc.	78,278	0.0
12,622	First Horizon Corp.	301,666	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,626	Franklin Resources, Inc.	$182,185	0.1
442 (1)(2)	Freedom Holding Corp.	53,783	0.0
6,049	Global Payments, Inc.	468,193	0.1
1,998	Globe Life, Inc.	279,440	0.1
1,016	Hamilton Lane, Inc. - Class A	136,459	0.0
888	Hanover Insurance Group, Inc.	162,300	0.1
7,053	Hartford Financial Services Group, Inc.	971,903	0.3
1,356	Houlihan Lokey, Inc.	236,202	0.1
38,879	Huntington Bancshares, Inc.	674,551	0.2
9,121	Invesco Ltd.	239,609	0.1
1,823	Jack Henry & Associates, Inc.	332,661	0.1
3,114	Janus Henderson Group PLC	148,133	0.0
3,838	Jefferies Financial Group, Inc.	237,841	0.1
1,564	Kemper Corp.	63,405	0.0
23,742	KeyCorp	490,035	0.2
554	Kinsale Capital Group, Inc.	216,680	0.1
2,306	Lazard, Inc.	111,979	0.0
4,268	Lincoln National Corp.	190,054	0.1
4,230	Loews Corp.	445,461	0.1
2,001	LPL Financial Holdings, Inc.	714,697	0.2
3,859	M&T Bank Corp.	777,511	0.2
313 (1)	Markel Corp.	672,840	0.2
914	MarketAxess Holdings, Inc.	165,662	0.1
5,519	MGIC Investment Corp.	161,265	0.1
568	Morningstar, Inc.	123,432	0.0
1,828	MSCI, Inc.	1,048,778	0.3
11,369	Nasdaq, Inc.	1,104,271	0.3
4,720	Northern Trust Corp.	644,705	0.2
5,728	Old Republic International Corp.	261,426	0.1
2,985	OneMain Holdings, Inc.	201,637	0.1
1,913	Pinnacle Financial Partners, Inc.	182,519	0.1
1,648	Popular, Inc.	205,209	0.1
810	Primerica, Inc.	209,272	0.1
5,464	Principal Financial Group, Inc.	481,979	0.2
2,292	Prosperity Bancshares, Inc.	158,400	0.0
8,793	Prudential Financial, Inc.	992,554	0.3
4,477	Raymond James Financial, Inc.	718,961	0.2
22,205	Regions Financial Corp.	601,755	0.2

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,656	Reinsurance Group of America, Inc.	$336,930	0.1
1,137	RenaissanceRe Holdings Ltd.	319,679	0.1
13,881	Rithm Capital Corp.	151,303	0.0
2,050	RLI Corp.	131,159	0.0
18,582 (1)	Robinhood Markets, Inc. - Class A	2,101,624	0.7
23,638	Rocket Cos., Inc. - Class A	457,632	0.1
2,670	Ryan Specialty Holdings, Inc.	137,852	0.0
2,569	SEI Investments Co.	210,709	0.1
1,662 (1)(2)	Shift4 Payments, Inc. - Class A	104,656	0.0
5,081	SLM Corp.	137,492	0.0
30,445 (1)	SoFi Technologies, Inc.	797,050	0.2
2,514	Southstate Bank Corp.	236,593	0.1
8,665	Starwood Property Trust, Inc.	156,057	0.0
6,997	State Street Corp.	902,683	0.3
2,482	Stifel Financial Corp.	310,796	0.1
9,038	Synchrony Financial	754,040	0.2
3,475	Synovus Financial Corp.	173,924	0.1
5,430	T. Rowe Price Group, Inc.	555,923	0.2
1,313	TFS Financial Corp.	17,568	0.0
11,629 (1)	Toast, Inc. - Class A	412,946	0.1
3,315	TPG, Inc.	211,630	0.1
2,927	Tradeweb Markets, Inc. - Class A	314,770	0.1
4,244	Unum Group	328,910	0.1
4,290	UWM Holdings Corp.	18,790	0.0
1,990	Virtu Financial, Inc. - Class A	66,307	0.0
2,410 (3)	Voya Financial, Inc.	179,521	0.1
7,286	W.R. Berkley Corp.	510,894	0.2
4,114	Webster Financial Corp.	258,935	0.1
2,704	Western Alliance Bancorp	227,325	0.1
7,971	Western Union Co.	74,210	0.0
851 (1)	WEX, Inc.	126,782	0.0
62	White Mountains Insurance Group Ltd.	128,838	0.0
2,403	Willis Towers Watson PLC	789,626	0.2
1,654	Wintrust Financial Corp.	231,262	0.1
9,931	XP, Inc. - Class A	162,570	0.1
3,635	Zions Bancorp NA	212,793	0.1
		48,216,315	15.1

	Health Care: 9.8%
2,281 (1)	Acadia Healthcare Co., Inc.	32,367	0.0
7,154	Agilent Technologies, Inc.	973,445	0.3
1,718 (1)	Align Technology, Inc.	268,266	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,183 (1)	Alnylam Pharmaceuticals, Inc.	$1,265,720	0.4
4,597	AmerisourceBergen Corp.	1,552,637	0.5
2,702 (1)	Apellis Pharmaceuticals, Inc.	67,874	0.0
16,558 (1)	Avantor, Inc.	189,755	0.1
12,839	Baxter International, Inc.	245,353	0.1
3,668 (1)	Biogen, Inc.	645,531	0.2
4,765 (1)	BioMarin Pharmaceutical, Inc.	283,184	0.1
465 (1)	Bio-Rad Laboratories, Inc. - Class A	140,890	0.0
3,878	Bio-Techne Corp.	228,065	0.1
2,589	Bruker Corp.	121,968	0.0
5,991	Cardinal Health, Inc.	1,231,150	0.4
561 (1)	Caris Life Sciences, Inc.	15,136	0.0
12,305 (1)	Centene Corp.	506,351	0.2
3,038 (1)	Certara, Inc.	26,765	0.0
1,223 (1)	Charles River Laboratories International, Inc.	243,964	0.1
349	Chemed Corp.	149,323	0.0
5,001 (1)	Cooper Cos., Inc.	409,882	0.1
2,356 (1)	Corcept Therapeutics, Inc.	81,989	0.0
882 (1)	DaVita, Inc.	100,204	0.0
4,991	Dentsply Sirona, Inc.	57,047	0.0
9,817 (1)	Dexcom, Inc.	651,554	0.2
3,346 (1)	Doximity, Inc. - Class A	148,161	0.0
12,334 (1)	Elanco Animal Health, Inc.	279,118	0.1
2,497	Encompass Health Corp.	265,032	0.1
4,090 (1)	Envista Holdings Corp.	88,794	0.0
4,677 (1)	Exact Sciences Corp.	474,996	0.2
6,605 (1)	Exelixis, Inc.	289,497	0.1
11,492	GE HealthCare Technologies, Inc.	942,574	0.3
2,810 (1)	Globus Medical, Inc. - Class A	245,341	0.1
2,913 (1)	Halozyme Therapeutics, Inc.	196,045	0.1
2,628 (1)	Henry Schein, Inc.	198,624	0.1
5,601 (1)	Hologic, Inc.	417,218	0.1
3,031	Humana, Inc.	776,330	0.2
2,000 (1)	IDEXX Laboratories, Inc.	1,353,060	0.4
3,857 (1)	Illumina, Inc.	505,884	0.2
4,029 (1)	Incyte Corp.	397,944	0.1
5,258 (1)	Insmed, Inc.	915,102	0.3
679 (1)	Inspire Medical Systems, Inc.	62,624	0.0
1,761 (1)	Insulet Corp.	500,547	0.2
3,970 (1)	Ionis Pharmaceuticals, Inc.	314,067	0.1
4,241 (1)	IQVIA Holdings, Inc.	955,964	0.3

See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,460 (1)	Jazz Pharmaceuticals PLC	$248,200	0.1
2,098	Labcorp Holdings, Inc.	526,346	0.2
1,130 (1)	Masimo Corp.	146,968	0.0
560 (1)	Medpace Holdings, Inc.	314,524	0.1
516 (1)	Mettler-Toledo International, Inc.	719,402	0.2
8,997 (1)	Moderna, Inc.	265,322	0.1
1,277 (1)	Molina Healthcare, Inc.	221,611	0.1
3,260 (1)	Natera, Inc.	746,833	0.2
2,431 (1)	Neurocrine Biosciences, Inc.	344,789	0.1
6,509	Organon & Co.	46,670	0.0
939 (1)	Penumbra, Inc.	291,944	0.1
3,414	Perrigo Co. PLC	47,523	0.0
5,342	QIAGEN N.V.	240,230	0.1
2,799	Quest Diagnostics, Inc.	485,710	0.2
1,320 (1)	Repligen Corp.	216,295	0.1
3,666	ResMed, Inc.	883,029	0.3
4,351 (1)	Revolution Medicines, Inc.	346,557	0.1
2,914	Revvity, Inc.	281,930	0.1
9,771 (1)	Roivant Sciences Ltd.	212,031	0.1
9,766	Royalty Pharma PLC - Class A	377,358	0.1
2,324 (1)	Sarepta Therapeutics, Inc.	50,012	0.0
3,707 (1)	Solventum Corp.	293,743	0.1
5,122 (1)	Sotera Health Co.	90,352	0.0
2,465	STERIS PLC	624,927	0.2
2,928 (1)(2)	Summit Therapeutics, Inc.	51,211	0.0
1,107	Teleflex, Inc.	135,098	0.0
2,412 (1)	Tempus AI, Inc.	142,429	0.0
2,187 (1)	Tenet Healthcare Corp.	434,601	0.1
2,315 (1)	Ultragenyx Pharmaceutical, Inc.	53,245	0.0
1,065 (1)	United Therapeutics Corp.	518,921	0.2
1,345	Universal Health Services, Inc. - Class B	293,237	0.1
3,706 (1)	Veeva Systems, Inc. - Class A	827,290	0.3
28,989	Viatris, Inc.	360,913	0.1
2,731 (1)	Viking Therapeutics, Inc.	96,077	0.0
1,495 (1)	Waters Corp.	567,846	0.2
1,797	West Pharmaceutical Services, Inc.	494,427	0.2
4,972	Zimmer Biomet Holdings, Inc.	447,082	0.1
		31,260,025	9.8

	Industrials: 18.1%
2,848	A.O. Smith Corp.	190,474	0.1
1,684	AAON, Inc.	128,405	0.0
774	Acuity Brands, Inc.	278,671	0.1
1,771	Advanced Drainage Systems, Inc.	256,494	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,317	AECOM	$316,210	0.1
1,555	AGCO Corp.	162,218	0.1
2,610	Air Lease Corp.	167,640	0.1
2,879 (1)	Alaska Air Group, Inc.	144,814	0.0
2,161	Allegion PLC	344,074	0.1
2,082	Allison Transmission Holdings, Inc.	203,828	0.1
3,990 (1)	Amentum Holdings, Inc.	115,710	0.0
2,535	AMERCO	118,486	0.0
16,345 (1)	American Airlines Group, Inc.	250,569	0.1
5,784	AMETEK, Inc.	1,187,513	0.4
9,250 (1)	API Group Corp.	353,905	0.1
940	Applied Industrial Technologies, Inc.	241,364	0.1
1,078	Armstrong World Industries, Inc.	206,006	0.1
3,382 (1)	ATI, Inc.	388,118	0.1
423 (1)(2)	Avis Budget Group, Inc.	54,279	0.0
1,873 (1)	Axon Enterprise, Inc.	1,063,733	0.3
3,004	Booz Allen Hamilton Holding Corp.	253,417	0.1
2,926	Broadridge Financial Solutions, Inc.	652,995	0.2
2,724 (1)	Builders FirstSource, Inc.	280,272	0.1
2,291	BWX Technologies, Inc.	395,976	0.1
545 (1)	CACI International, Inc. - Class A	290,381	0.1
1,040	Carlisle Cos., Inc.	332,654	0.1
1,208	Carpenter Technology Corp.	380,327	0.1
3,865 (1)	Ceridian HCM Holding, Inc.	267,303	0.1
2,949	CH Robinson Worldwide, Inc.	474,081	0.2
9,218 (1)	Clarivate PLC	30,788	0.0
1,270 (1)	Clean Harbors, Inc.	297,790	0.1
21,999	CNH Industrial NV	202,831	0.1
873	Comfort Systems USA, Inc.	814,762	0.3
1,121	Concentrix Corp.	46,611	0.0
4,758 (1)	Core & Main, Inc. - Class A	247,273	0.1
1,233	Crane Co.	227,402	0.1
3,455	Cummins, Inc.	1,763,605	0.6
944	Curtiss-Wright Corp.	520,399	0.2
16,375	Delta Air Lines, Inc.	1,136,425	0.4
2,910	Donaldson Co., Inc.	258,001	0.1
3,404	Dover Corp.	664,597	0.2
1,111	EMCOR Group, Inc.	679,699	0.2
3,063	Equifax, Inc.	664,610	0.2
1,427	Esab Corp.	159,424	0.1
1,275 (1)	Everus Construction Group, Inc.	109,089	0.0
3,875 (1)	ExlService Holdings, Inc.	164,455	0.1

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,391	Expeditors International of Washington, Inc.	$505,293	0.2
28,822	Fastenal Co.	1,156,627	0.4
4,796	Ferguson Enterprises, Inc.	1,067,734	0.3
3,180	Flowserve Corp.	220,628	0.1
7,965	Fortive Corp.	439,748	0.1
3,032	Fortune Brands Innovations, Inc.	151,661	0.0
2,557	FTAI Aviation Ltd.	503,345	0.2
756 (1)	FTI Consulting, Inc.	129,147	0.0
6,355 (1)	Gates Industrial Corp. PLC	136,442	0.0
1,451 (1)	Generac Holdings, Inc.	197,873	0.1
4,034	Genpact Ltd.	188,711	0.1
4,168	Graco, Inc.	341,651	0.1
2,813 (1)	GXO Logistics, Inc.	148,076	0.0
4,974 (1)	Hayward Holdings, Inc.	76,848	0.0
1,066	HEICO Corp.	344,947	0.1
1,883	HEICO Corp. - Class A	475,326	0.2
1,983	Hexcel Corp.	146,544	0.0
10,068	Howmet Aerospace, Inc.	2,064,141	0.6
1,343	Hubbell, Inc.	596,440	0.2
979	Huntington Ingalls Industries, Inc.	332,929	0.1
1,898	IDEX Corp.	337,730	0.1
9,983	Ingersoll Rand, Inc.	790,853	0.2
2,124	ITT, Inc.	368,535	0.1
2,988	Jacobs Solutions, Inc.	395,790	0.1
1,923	JB Hunt Transport Services, Inc.	373,716	0.1
1,276 (1)(2)	Karman Holdings, Inc.	93,365	0.0
3,157	KBR, Inc.	126,911	0.0
1,399 (1)	Kirby Corp.	154,142	0.1
3,946	Knight-Swift Transportation Holdings, Inc.	206,297	0.1
4,689	L3Harris Technologies, Inc.	1,376,550	0.4
855	Landstar System, Inc.	122,864	0.0
3,202	Leidos Holdings, Inc.	577,641	0.2
796	Lennox International, Inc.	386,522	0.1
1,895	Leonardo DRS, Inc.	64,601	0.0
1,346	Lincoln Electric Holdings, Inc.	322,555	0.1
1,069 (1)	Loar Holdings, Inc.	72,692	0.0
9,649 (1)	Lyft, Inc. - Class A	186,901	0.1
1,154	ManpowerGroup, Inc.	34,308	0.0
5,216	Masco Corp.	331,007	0.1
1,562 (1)	MasTec, Inc.	339,532	0.1
1,196 (1)	Middleby Corp.	177,809	0.1
927	MSA Safety, Inc.	148,450	0.0
1,102	MSC Industrial Direct Co., Inc. - Class A	92,678	0.0
2,723	Mueller Industries, Inc.	312,600	0.1
1,336	Nordson Corp.	321,214	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,998	nVent Electric PLC	$407,676	0.1
4,679	Old Dominion Freight Line, Inc.	733,667	0.2
1,578	Oshkosh Corp.	198,244	0.1
9,797	Otis Worldwide Corp.	855,768	0.3
2,084	Owens Corning	233,220	0.1
1,322 (1)	Parsons Corp.	81,700	0.0
8,102	Paychex, Inc.	908,882	0.3
1,286	Paycom Software, Inc.	204,937	0.1
1,101 (1)	Paylocity Holding Corp.	167,903	0.1
4,107	Pentair PLC	427,703	0.1
3,698	Quanta Services, Inc.	1,560,778	0.5
15,338 (1)	QXO, Inc.	295,870	0.1
4,654	RB Global, Inc.	478,757	0.2
777 (1)	RBC Bearings, Inc.	348,430	0.1
1,655	Regal Rexnord Corp.	232,230	0.1
2,478	Robert Half International, Inc.	67,302	0.0
10,388 (1)	Rocket Lab Corp.	724,667	0.2
2,841	Rockwell Automation, Inc.	1,105,348	0.3
7,047	Rollins, Inc.	422,961	0.1
986	Ryder System, Inc.	188,711	0.1
668 (1)	Saia, Inc.	218,115	0.1
1,154	Schneider National, Inc. - Class B	30,616	0.0
1,151	Science Applications International Corp.	115,860	0.0
3,635	Sensata Technologies Holding PLC	121,009	0.0
1,050	Simpson Manufacturing Co., Inc.	169,544	0.1
1,108 (1)	SiteOne Landscape Supply, Inc.	138,012	0.0
1,287	Snap-on, Inc.	443,500	0.1
11,568	Southwest Airlines Co.	478,105	0.2
5,253	SS&C Technologies Holdings, Inc.	459,217	0.1
3,551 (1)	Standardaero, Inc.	101,843	0.0
3,881	Stanley Black & Decker, Inc.	288,281	0.1
6,580	Tetra Tech, Inc.	220,693	0.1
4,410	Textron, Inc.	384,420	0.1
1,568	Timken Co.	131,916	0.0
2,471	Toro Co.	194,517	0.1
4,894	TransUnion	419,661	0.1
2,674 (1)	Trex Co., Inc.	93,804	0.0
193 (1)(2)	U-Haul Holding Co.	9,729	0.0
8,172 (1)	United Airlines Holdings, Inc.	913,793	0.3
1,594	United Rentals, Inc.	1,290,056	0.4
489	Valmont Industries, Inc.	196,734	0.1
5,986	Veralto Corp.	597,283	0.2
3,514	Verisk Analytics, Inc.	786,047	0.2
9,552	Vertiv Holdings Co. - Class A	1,547,520	0.5
874	Watsco, Inc.	294,494	0.1

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,201	WESCO International, Inc.	$293,813	0.1
4,257	Westinghouse Air Brake Technologies Corp.	908,657	0.3
4,459	WillScot Mobile Mini Holdings Corp.	83,963	0.0
1,504	Woodward, Inc.	454,689	0.1
1,098	WW Grainger, Inc.	1,107,937	0.3
2,878 (1)	XPO, Inc.	391,149	0.1
6,110	Xylem, Inc.	832,060	0.3
		57,788,843	18.1

	Information Technology: 12.0%
3,535 (1)	Akamai Technologies, Inc.	308,429	0.1
3,085 (1)	Allegro MicroSystems, Inc.	81,382	0.0
2,718	Amdocs Ltd.	218,826	0.1
2,862	Amkor Technology, Inc.	112,992	0.0
551 (1)	Appfolio, Inc. - Class A	128,190	0.0
1,294 (1)	Arrow Electronics, Inc.	142,573	0.0
3,163 (1)	Astera Labs, Inc.	526,197	0.2
29,276 (1)(2)	Aurora Innovation, Inc.	112,420	0.0
2,028	Avnet, Inc.	97,506	0.0
3,945	Bentley Systems, Inc. - Class B	150,561	0.0
2,021 (1)	BILL Holdings, Inc.	110,225	0.0
14,341 (1)	CCC Intelligent Solutions Holdings, Inc.	114,011	0.0
3,303	CDW Corp.	449,869	0.1
3,542 (1)	Ciena Corp.	828,367	0.3
1,183 (1)	Circle Internet Group, Inc.	93,812	0.0
1,281 (1)	Cirrus Logic, Inc.	151,798	0.1
7,871 (1)	Cloudflare, Inc. - Class A	1,551,768	0.5
4,205	Cognex Corp.	151,296	0.1
12,137	Cognizant Technology Solutions Corp. - Class A	1,007,371	0.3
3,901 (1)	Coherent Corp.	720,008	0.2
7,251 (1)	Confluent, Inc. - Class A	219,270	0.1
19,603	Corning, Inc.	1,716,439	0.5
1,227 (2)	Crane Holdings Co.	57,755	0.0
7,838 (1)	Datadog, Inc. - Class A	1,065,890	0.3
5,043 (1)	DocuSign, Inc.	344,941	0.1
1,515	Dolby Laboratories, Inc. - Class A	97,293	0.0
3,594 (1)	DoubleVerify Holdings, Inc.	41,115	0.0
4,591 (1)	Dropbox, Inc. - Class A	127,630	0.0
4,333 (1)	DXC Technology Co.	63,478	0.0
7,372 (1)	Dynatrace, Inc.	319,502	0.1
2,317 (1)	Elastic NV	174,794	0.1
3,190 (1)	Enphase Energy, Inc.	102,239	0.0
3,763	Entegris, Inc.	317,033	0.1
1,352 (1)	EPAM Systems, Inc.	276,998	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,446 (1)	F5, Inc.	$369,106	0.1
588 (1)	Fair Isaac Corp.	994,085	0.3
2,549 (1)	First Solar, Inc.	665,875	0.2
9,238 (1)	Flex Ltd.	558,160	0.2
1,849 (1)	Gartner, Inc.	466,466	0.1
13,794	Gen Digital, Inc.	375,059	0.1
3,506 (1)	Gitlab, Inc. - Class A	131,580	0.0
2,575 (1)	GLOBALFOUNDRIES, Inc.	89,919	0.0
1,082 (1)	Globant SA	70,730	0.0
3,377 (1)	GoDaddy, Inc. - Class A	419,018	0.1
2,131 (1)	Guidewire Software, Inc.	428,352	0.1
32,923	Hewlett Packard Enterprise Co.	790,810	0.3
23,681	HP, Inc.	527,613	0.2
1,277 (1)	HubSpot, Inc.	512,460	0.2
514 (2)	Ingram Micro Holding Corp.	10,969	0.0
626 (1)	IPG Photonics Corp.	44,822	0.0
2,648	Jabil, Inc.	603,797	0.2
4,320 (1)	Keysight Technologies, Inc.	877,781	0.3
5,797 (1)	Kyndryl Holdings, Inc.	153,968	0.1
3,408 (1)	Lattice Semiconductor Corp.	250,761	0.1
617	Littelfuse, Inc.	156,052	0.1
1,768 (1)	Lumentum Holdings, Inc.	651,667	0.2
1,589 (1)	MACOM Technology Solutions Holdings, Inc.	272,164	0.1
1,505 (1)	Manhattan Associates, Inc.	260,831	0.1
13,251	Microchip Technology, Inc.	844,354	0.3
1,684	MKS Instruments, Inc.	269,103	0.1
1,980 (1)	MongoDB, Inc.	830,986	0.3
1,162	Monolithic Power Systems, Inc.	1,053,190	0.3
2,672 (1)	nCino, Inc.	68,510	0.0
5,016	NetApp, Inc.	537,163	0.2
6,504 (1)	Nutanix, Inc. - Class A	336,192	0.1
4,202 (1)	Okta, Inc.	363,347	0.1
10,257 (1)	ON Semiconductor Corp.	555,417	0.2
1,219 (1)	Onto Innovation, Inc.	192,431	0.1
2,179	Pegasystems, Inc.	130,130	0.0
2,872 (1)	Procore Technologies, Inc.	208,909	0.1
2,994 (1)	PTC, Inc.	521,585	0.2
7,798 (1)	Pure Storage, Inc. - Class A	522,544	0.2
5,255	Qnity Electronics, Inc.	429,071	0.1
2,107 (1)	Qorvo, Inc.	178,063	0.1
2,836	Ralliant Corp.	144,381	0.0
2,007 (1)	RingCentral, Inc. - Class A	57,962	0.0
3,357 (1)	Rubrik, Inc. - Class A	256,743	0.1

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,507 (1)(2)	SailPoint, Inc.	$30,487	0.0
7,837 (1)	Samsara, Inc. - Class A	277,822	0.1
3,386 (1)	Sandisk Corp.	803,769	0.3
7,409 (1)	SentinelOne, Inc. - Class A	111,135	0.0
3,719	Skyworks Solutions, Inc.	235,822	0.1
12,892 (1)	Super Micro Computer, Inc.	377,349	0.1
1,917	TD SYNNEX Corp.	287,991	0.1
1,167 (1)	Teledyne Technologies, Inc.	596,022	0.2
2,352 (1)	Teradata Corp.	71,595	0.0
3,932	Teradyne, Inc.	761,078	0.2
5,982 (1)	Trimble, Inc.	468,690	0.1
3,550 (1)	Twilio, Inc. - Class A	504,952	0.2
1,081 (1)	Tyler Technologies, Inc.	490,720	0.2
106	Ubiquiti, Inc.	58,655	0.0
10,082 (1)	UiPath, Inc. - Class A	165,244	0.1
8,086 (1)	Unity Software, Inc.	357,159	0.1
1,101	Universal Display Corp.	128,575	0.0
2,090	VeriSign, Inc.	507,765	0.2
3,632	Vontier Corp.	135,038	0.0
8,542	Western Digital Corp.	1,471,530	0.5
1,276 (1)	Zebra Technologies Corp. - Class A	309,838	0.1
6,690 (1)	Zoom Video Communications, Inc. - Class A	577,280	0.2
2,508 (1)	Zscaler, Inc.	564,099	0.2
		38,456,719	12.0

	Materials: 4.9%
2,950	Albemarle Corp.	417,248	0.1
6,488	Alcoa Corp.	344,772	0.1
57,868	Amcor PLC	482,619	0.2
12,646	Anglogold Ashanti PLC	1,078,451	0.3
1,639	AptarGroup, Inc.	199,892	0.1
1,136	Ashland, Inc.	66,649	0.0
1,931	Avery Dennison Corp.	351,210	0.1
5,348 (1)	Axalta Coating Systems Ltd.	172,794	0.1
6,834	Ball Corp.	361,997	0.1
2,745	Celanese Corp.	116,059	0.0
4,047	CF Industries Holdings, Inc.	312,995	0.1
14,044 (1)	Cleveland-Cliffs, Inc.	186,504	0.1
17,177	Corteva, Inc.	1,151,374	0.4
2,906	Crown Holdings, Inc.	299,231	0.1
17,766	Dow, Inc.	415,369	0.1
10,510	DuPont de Nemours, Inc.	422,502	0.1
797	Eagle Materials, Inc.	164,724	0.1
2,876	Eastman Chemical Co.	183,575	0.1
5,644	Element Solutions, Inc.	141,044	0.1
3,110 (2)	FMC Corp.	43,136	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,328	Graphic Packaging Holding Co.	$110,360	0.0
4,119	Huntsman Corp.	41,190	0.0
6,432	International Flavors & Fragrances, Inc.	433,452	0.1
13,159	International Paper Co.	518,333	0.2
3,749 (1)	James Hardie Industries PLC	77,792	0.0
1,579	Louisiana-Pacific Corp.	127,520	0.0
6,432	LyondellBasell Industries NV - Class A	278,506	0.1
1,506	Martin Marietta Materials, Inc.	937,726	0.3
7,908	Mosaic Co.	190,504	0.1
3,274 (1)(2)	MP Materials Corp.	165,402	0.1
141	NewMarket Corp.	96,904	0.0
5,767	Nucor Corp.	940,655	0.3
2,878	Olin Corp.	59,949	0.0
2,217	Packaging Corp. of America	457,212	0.1
5,641	PPG Industries, Inc.	577,977	0.2
1,310	Reliance Steel & Aluminum Co.	378,420	0.1
2,058	Royal Gold, Inc.	457,473	0.1
3,192	RPM International, Inc.	331,968	0.1
1,094	Scotts Miracle-Gro Co.	63,835	0.0
3,655	Sealed Air Corp.	151,427	0.1
2,214	Silgan Holdings, Inc.	89,379	0.0
13,081	Smurfit WestRock PLC	505,842	0.2
2,468	Sonoco Products Co.	107,703	0.0
3,436	Steel Dynamics, Inc.	582,230	0.2
3,319	Vulcan Materials Co.	946,645	0.3
837	Westlake Corp.	61,888	0.0
		15,602,437	4.9

	Real Estate: 6.8%
2,839	Agree Realty Corp.	204,493	0.1
4,299	Alexandria Real Estate Equities, Inc.	210,393	0.1
8,563	American Homes 4 Rent - Class A	274,872	0.1
7,145	Americold Realty Trust, Inc.	91,885	0.0
3,571	AvalonBay Communities, Inc.	647,458	0.2
3,970	Boston Properties, Inc.	267,896	0.1
7,630	Brixmor Property Group, Inc.	200,059	0.1
2,650	Camden Property Trust	291,712	0.1
7,466 (1)	CBRE Group, Inc. - Class A	1,200,458	0.4
10,485 (1)	CoStar Group, Inc.	705,011	0.2
4,182	Cousins Properties, Inc.	107,812	0.0
10,894	Crown Castle, Inc.	968,150	0.3
5,673	CubeSmart	204,512	0.1
8,639	Digital Realty Trust, Inc.	1,336,540	0.4
1,327	EastGroup Properties, Inc.	236,392	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
1,870	EPR Properties	$93,313	0.0
4,824	Equity LifeStyle Properties, Inc.	292,383	0.1
9,509	Equity Residential	599,447	0.2
1,600	Essex Property Trust, Inc.	418,688	0.1
5,289	Extra Space Storage, Inc.	688,733	0.2
2,132	Federal Realty Investment Trust	214,906	0.1
899 (1)(2)	Fermi, Inc.	7,192	0.0
3,208	First Industrial Realty Trust, Inc.	183,722	0.1
6,817	Gaming and Leisure Properties, Inc.	304,652	0.1
8,224	Healthcare Realty Trust, Inc.	139,397	0.0
17,404	Healthpeak Properties, Inc.	279,856	0.1
2,713	Highwoods Properties, Inc.	70,050	0.0
17,217	Host Hotels & Resorts, Inc.	305,257	0.1
775 (1)	Howard Hughes Holdings, Inc.	61,822	0.0
15,362	Invitation Homes, Inc.	426,910	0.1
7,366	Iron Mountain, Inc.	611,010	0.2
1,184 (1)	Jones Lang LaSalle, Inc.	398,380	0.1
2,940 (2)	Kilroy Realty Corp.	109,868	0.0
16,777	Kimco Realty Corp.	340,070	0.1
2,163	Lamar Advertising Co. - Class A	273,792	0.1
1,770 (2)	Lineage, Inc.	61,950	0.0
12,503 (2)	Medical Properties Trust, Inc.	62,515	0.0
2,921	Mid-America Apartment Communities, Inc.	405,756	0.1
3,836	Millrose Properties, Inc.	114,581	0.0
4,686	National Retail Properties, Inc.	185,706	0.1
1,765	National Storage Affiliates Trust	49,791	0.0
7,407	Omega Healthcare Investors, Inc.	328,426	0.1
4,922 (2)	Park Hotels & Resorts, Inc.	51,484	0.0
3,998	Rayonier, Inc.	86,557	0.0
22,991	Realty Income Corp.	1,296,003	0.4
4,535	Regency Centers Corp.	313,051	0.1
5,853	Rexford Industrial Realty, Inc.	226,628	0.1
2,696	SBA Communications Corp.	521,487	0.2
8,135	Simon Property Group, Inc.	1,505,870	0.5
4,678	STAG Industrial, Inc.	171,963	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,075	Sun Communities, Inc.	$381,023	0.1
8,294	UDR, Inc.	304,224	0.1
11,756	Ventas, Inc.	909,679	0.3
26,820	VICI Properties, Inc.	754,178	0.2
4,420	Vornado Realty Trust	147,098	0.1
18,197	Weyerhaeuser Co.	431,087	0.1
5,442	WP Carey, Inc.	350,247	0.1
1,209 (1)	Zillow Group, Inc. - Class A	82,490	0.0
4,144 (1)	Zillow Group, Inc. - Class C	282,704	0.1
		21,791,589	6.8

	Utilities: 5.9%
17,794	AES Corp.	255,166	0.1
6,449	Alliant Energy Corp.	419,249	0.1
6,776	Ameren Corp.	676,651	0.2
4,890	American Water Works Co., Inc.	638,145	0.2
4,018	Atmos Energy Corp.	673,537	0.2
3,385	Brookfield Renewable Corp.	129,781	0.0
16,360	CenterPoint Energy, Inc.	627,242	0.2
868	Clearway Energy, Inc. - Class A	27,273	0.0
2,042	Clearway Energy, Inc. - Class C	67,917	0.0
7,599	CMS Energy Corp.	531,398	0.2
9,050	Consolidated Edison, Inc.	898,846	0.3
5,202	DTE Energy Co.	670,954	0.2
9,570	Edison International	574,391	0.2
11,211	Entergy Corp.	1,036,233	0.3
7,029	Essential Utilities, Inc.	269,632	0.1
5,779	Evergy, Inc.	418,920	0.1
9,326	Eversource Energy	627,920	0.2
25,379	Exelon Corp.	1,106,271	0.3
13,777	FirstEnergy Corp.	616,796	0.2
1,351	IDACORP, Inc.	170,983	0.1
5,082	MDU Resources Group, Inc.	99,201	0.0
2,248	National Fuel Gas Co.	179,975	0.1
11,979	NiSource, Inc.	500,243	0.2
4,726	NRG Energy, Inc.	752,568	0.2
5,035	OGE Energy Corp.	214,995	0.1
55,047	PG&E Corp.	884,605	0.3
2,986	Pinnacle West Capital Corp.	264,858	0.1
18,583	PPL Corp.	650,777	0.2
12,538	Public Service Enterprise Group, Inc.	1,006,801	0.3
1,139 (1)	Talen Energy Corp.	426,943	0.1
5,389	UGI Corp.	201,710	0.1
8,494	Vistra Corp.	1,370,337	0.4
8,175	WEC Energy Group, Inc.	862,135	0.3

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,860	Xcel Energy, Inc.	$1,097,560	0.3
		18,950,013	5.9

	Total Common Stock
	(Cost $230,945,394)	313,073,807	97.9

EXCHANGE-TRADED FUNDS: 1.8%
58,462	iShares Russell Mid-Cap ETF	5,628,137	1.8

	Total Exchange-Traded Funds
	(Cost $5,442,986)	5,628,137	1.8

	Total Long-Term Investments
	(Cost $236,388,380)	318,701,944	99.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.7%
125,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $125,026, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $127,500, due 12/01/30-11/20/75)	125,000	0.0
1,000,000 (4)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,000,216, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,020,283, due 01/31/26-11/15/55)	1,000,000	0.3
			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,000,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/26-12/20/55)	$1,000,000	0.3
136,325 (4)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $136,354, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $139,051, due 04/30/26-11/15/34)	136,325	0.1
	Total Repurchase Agreements
	(Cost $2,261,325)	2,261,325	0.7

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
757,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $757,000)	$757,000	0.2

	Total Short-Term Investments
	(Cost $3,018,325)	3,018,325	0.9
	Total Investments in Securities
	(Cost $239,406,705)	$321,720,269	100.6
	Liabilities in Excess of Other Assets	(1,888,963)	(0.6)
	Net Assets	$319,831,306	100.0

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$313,073,807	$—	$—	$313,073,807
Exchange-Traded Funds	5,628,137	—	—	5,628,137
Short-Term Investments	757,000	2,261,325	—	3,018,325
Total Investments, at fair value	$319,458,944	$2,261,325	$—	$321,720,269
Liabilities Table
Other Financial Instruments+
Futures	$(21,448)	$—	$—	$(21,448)
Total Liabilities	$(21,448)	$—	$—	$(21,448)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended December 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	12/31/2025	Income	(Losses)	Distributions
Voya Financial, Inc.	$262,311	$102,412	$(201,999)	$16,797	$179,521	$5,958	$(12,707)	$—
	$262,311	$102,412	$(201,999)	$16,797	$179,521	$5,958	$(12,707)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	3	03/20/26	$997,560	$(21,448)
			$997,560	$(21,448)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$21,448
Total Liability Derivatives		$21,448

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(67,299)
Total	$(67,299)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$68,906
Total	$68,906

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $247,107,216.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$92,759,849
Gross Unrealized Depreciation	(18,168,244)
Net Unrealized Appreciation	$74,591,605

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.0%
	Communication Services: 10.5%
413,471	Alphabet, Inc. - Class A	$129,416,423	3.1
330,466	Alphabet, Inc. - Class C	103,700,231	2.5
503,830	AT&T, Inc.	12,515,137	0.3
6,254 (1)	Charter Communications, Inc. - Class A	1,305,522	0.0
258,291	Comcast Corp. - Class A	7,720,318	0.2
15,952	Electronic Arts, Inc.	3,259,472	0.1
14,808	Fox Corp. - Class A	1,082,021	0.0
10,548	Fox Corp. - Class B	684,882	0.0
11,222 (1)	Live Nation Entertainment, Inc.	1,599,135	0.0
16,777	Match Group, Inc.	541,729	0.0
154,777	Meta Platforms, Inc. - Class A	102,166,750	2.4
301,136 (1)	Netflix, Inc.	28,234,511	0.7
26,613	News Corp. - Class A	695,132	0.0
8,773	News Corp. - Class B	259,944	0.0
22,669	Omnicom Group, Inc.	1,830,522	0.1
22,087 (2)	Paramount Skydance Corp. - Class B	295,966	0.0
12,344 (1)	Take-Two Interactive Software, Inc.	3,160,434	0.1
4,711	TKO Group Holdings, Inc.	984,599	0.0
34,181	T-Mobile US, Inc.	6,940,110	0.2
31,292 (1)	Trade Desk, Inc. - Class A	1,187,844	0.0
299,651	Verizon Communications, Inc.	12,204,785	0.3
126,876	Walt Disney Co.	14,434,683	0.4
176,104 (1)	Warner Bros Discovery, Inc.	5,075,317	0.1
		439,295,467	10.5

	Consumer Discretionary: 10.3%
30,225 (1)	Airbnb, Inc. - Class A	4,102,137	0.1
691,352 (1)	Amazon.com, Inc.	159,577,869	3.8
15,356 (1)	Aptiv PLC	1,168,438	0.0
1,182 (1)	AutoZone, Inc.	4,008,753	0.1
13,886	Best Buy Co., Inc.	929,390	0.0
2,291	Booking Holdings, Inc.	12,269,061	0.3
77,166 (1)	Carnival Corp.	2,356,650	0.1
10,051 (1)	Carvana Co.	4,241,723	0.1
93,971 (1)	Chipotle Mexican Grill, Inc.	3,476,927	0.1
19,463	D.R. Horton, Inc.	2,803,256	0.1
8,266	Darden Restaurants, Inc.	1,521,109	0.0
10,358 (1)	Deckers Outdoor Corp.	1,073,814	0.0
2,209	Domino's Pizza, Inc.	920,755	0.0
26,567 (1)	DoorDash, Inc. - Class A	6,016,894	0.2
32,123	eBay, Inc.	2,797,913	0.1
8,316	Expedia Group, Inc.	2,356,006	0.1
278,133	Ford Motor Co.	3,649,105	0.1
11,618	Garmin Ltd.	2,356,711	0.1
66,296	General Motors Co.	5,391,191	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,886	Genuine Parts Co.	$1,215,583	0.0
9,475	Hasbro, Inc.	776,950	0.0
16,519	Hilton Worldwide Holdings, Inc.	4,745,083	0.1
70,740	Home Depot, Inc.	24,341,634	0.6
21,622	Las Vegas Sands Corp.	1,407,376	0.0
15,333	Lennar Corp. - Class A	1,576,232	0.0
39,856	Lowe's Cos., Inc.	9,611,673	0.2
7,669 (1)	Lululemon Athletica, Inc.	1,593,695	0.0
15,829	Marriott International, Inc. - Class A	4,910,789	0.1
50,611	McDonald's Corp.	15,468,240	0.4
14,578 (1)	MGM Resorts International	531,951	0.0
84,522	NIKE, Inc. - Class B	5,384,897	0.1
32,354 (1)	Norwegian Cruise Line Holdings Ltd.	722,141	0.0
202 (1)	NVR, Inc.	1,473,140	0.0
59,988 (1)	O'Reilly Automotive, Inc.	5,471,505	0.1
2,330	Pool Corp.	532,987	0.0
13,852	PulteGroup, Inc.	1,624,286	0.0
2,755	Ralph Lauren Corp.	974,196	0.0
23,113	Ross Stores, Inc.	4,163,576	0.1
18,024	Royal Caribbean Cruises Ltd.	5,027,254	0.1
80,797	Starbucks Corp.	6,803,915	0.2
14,544	Tapestry, Inc.	1,858,287	0.1
199,696 (1)	Tesla, Inc.	89,807,285	2.2
79,094	TJX Cos., Inc.	12,149,629	0.3
37,552	Tractor Supply Co.	1,877,976	0.1
3,187 (1)	Ulta Beauty, Inc.	1,928,167	0.1
8,655	Williams-Sonoma, Inc.	1,545,696	0.0
6,000	Wynn Resorts Ltd.	721,980	0.0
19,732	Yum! Brands, Inc.	2,985,057	0.1
		432,248,882	10.3

	Consumer Staples: 4.7%
119,299	Altria Group, Inc.	6,878,780	0.2
34,153	Archer-Daniels-Midland Co.	1,963,456	0.1
12,515 (2)	Brown-Forman Corp. - Class B	326,141	0.0
9,619	Bunge Global SA	856,861	0.0
13,964 (2)	Campbell Soup Co.	389,177	0.0
17,065	Church & Dwight Co., Inc.	1,430,900	0.0
8,669	Clorox Co.	874,095	0.0
275,134	Coca-Cola Co.	19,234,618	0.5
57,285	Colgate-Palmolive Co.	4,526,661	0.1
33,995	Conagra Brands, Inc.	588,453	0.0
10,019	Constellation Brands, Inc. - Class A	1,382,221	0.0
31,496	Costco Wholesale Corp.	27,160,261	0.7
15,642	Dollar General Corp.	2,076,788	0.1
13,481 (1)	Dollar Tree, Inc.	1,658,298	0.0

See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
17,472	Estee Lauder Cos., Inc. - Class A	$1,829,668	0.0
37,909	General Mills, Inc.	1,762,769	0.0
10,530	Hershey Co.	1,916,249	0.1
20,716	Hormel Foods Corp.	490,969	0.0
7,582	JM Smucker Co.	741,595	0.0
136,151	Kenvue, Inc.	2,348,605	0.1
96,551	Keurig Dr Pepper, Inc.	2,704,394	0.1
23,584	Kimberly-Clark Corp.	2,379,390	0.1
60,566	Kraft Heinz Co.	1,468,726	0.0
43,327	Kroger Co.	2,707,071	0.1
9,903	Lamb Weston Holdings, Inc.	414,837	0.0
17,997	McCormick & Co., Inc.	1,225,776	0.0
12,032	Molson Coors Beverage Co. - Class B	561,654	0.0
91,703	Mondelez International, Inc. - Class A	4,936,372	0.1
50,687 (1)	Monster Beverage Corp.	3,886,172	0.1
97,174	PepsiCo, Inc.	13,946,412	0.3
110,627	Philip Morris International, Inc.	17,744,571	0.4
166,066	Procter & Gamble Co.	23,798,918	0.6
34,031	Sysco Corp.	2,507,744	0.1
32,293	Target Corp.	3,156,641	0.1
20,115	Tyson Foods, Inc. - Class A	1,179,141	0.0
311,636	Walmart, Inc.	34,719,367	0.8
		195,773,751	4.7

	Energy: 2.8%
25,205	APA Corp.	616,514	0.0
70,128	Baker Hughes Co.	3,193,629	0.1
16,926	Chesapeake Energy Corp.	1,867,953	0.0
134,510	Chevron Corp.	20,500,669	0.5
87,819	ConocoPhillips	8,220,737	0.2
54,109	Coterra Energy, Inc.	1,424,149	0.0
44,581	Devon Energy Corp.	1,633,002	0.0
13,236	Diamondback Energy, Inc.	1,989,768	0.0
38,561	EOG Resources, Inc.	4,049,291	0.1
44,351	EQT Corp.	2,377,214	0.1
299,704	Exxon Mobil Corp.	36,066,379	0.9
59,812	Halliburton Co.	1,690,287	0.0
139,135	Kinder Morgan, Inc.	3,824,821	0.1
21,363	Marathon Petroleum Corp.	3,474,265	0.1
51,112	Occidental Petroleum Corp.	2,101,725	0.1
44,718	ONEOK, Inc.	3,286,773	0.1
28,635	Phillips 66	3,695,060	0.1
106,170	Schlumberger NV	4,074,805	0.1
15,255	Targa Resources Corp.	2,814,547	0.1
4,116	Texas Pacific Land Corp.	1,182,198	0.0
21,676	Valero Energy Corp.	3,528,636	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
86,789	Williams Cos., Inc.	$5,216,887	0.1
		116,829,309	2.8

	Financials: 13.2%
33,523	Aflac, Inc.	3,696,581	0.1
18,597	Allstate Corp.	3,870,966	0.1
38,185	American Express Co.	14,126,541	0.3
38,346	American International Group, Inc.	3,280,500	0.1
6,603	Ameriprise Financial, Inc.	3,237,715	0.1
15,275	Aon PLC - Class A	5,390,242	0.1
32,999	Apollo Global Management, Inc.	4,776,935	0.1
25,662 (1)	Arch Capital Group Ltd.	2,461,499	0.1
14,641	Ares Management Corp. - Class A	2,366,425	0.1
18,251	Arthur J Gallagher & Co.	4,723,176	0.1
3,559	Assurant, Inc.	857,185	0.0
477,453	Bank of America Corp.	26,259,915	0.6
49,559	Bank of New York Mellon Corp.	5,753,304	0.1
130,319 (1)	Berkshire Hathaway, Inc. - Class B	65,504,845	1.6
10,254	Blackrock, Inc.	10,975,266	0.3
52,480	Blackstone, Inc.	8,089,267	0.2
38,921 (1)	Block, Inc.	2,533,368	0.1
20,867	Brown & Brown, Inc.	1,663,100	0.0
45,180	Capital One Financial Corp.	10,949,825	0.3
7,437	Cboe Global Markets, Inc.	1,866,687	0.0
118,706	Charles Schwab Corp.	11,859,917	0.3
26,011	Chubb Ltd.	8,118,553	0.2
11,088	Cincinnati Financial Corp.	1,810,892	0.0
127,161	Citigroup, Inc.	14,838,417	0.4
30,523	Citizens Financial Group, Inc.	1,782,849	0.0
25,627	CME Group, Inc.	6,998,221	0.2
16,215 (1)	Coinbase Global, Inc. - Class A	3,666,860	0.1
4,972 (1)	Corpay, Inc.	1,496,224	0.0
1,805	Erie Indemnity Co. - Class A	517,403	0.0
2,983	Everest Re Group Ltd.	1,012,281	0.0
2,662	FactSet Research Systems, Inc.	772,486	0.0
36,802	Fidelity National Information Services, Inc.	2,445,861	0.1
46,977	Fifth Third Bancorp	2,198,993	0.1
38,224 (1)	Fiserv, Inc.	2,567,506	0.1
21,844	Franklin Resources, Inc.	521,853	0.0
16,825	Global Payments, Inc.	1,302,255	0.0
5,657	Globe Life, Inc.	791,188	0.0

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
21,315	Goldman Sachs Group, Inc.	$18,735,885	0.4
19,803	Hartford Financial Services Group, Inc.	2,728,853	0.1
111,731	Huntington Bancshares, Inc.	1,938,533	0.0
31,651	Interactive Brokers Group, Inc. - Class A	2,035,476	0.0
40,521	Intercontinental Exchange, Inc.	6,562,781	0.2
31,632	Invesco Ltd.	830,973	0.0
5,144	Jack Henry & Associates, Inc.	938,677	0.0
193,465	JPMorgan Chase & Co.	62,338,292	1.5
66,020	KeyCorp	1,362,653	0.0
48,777	KKR & Co., Inc.	6,218,092	0.1
12,043	Loews Corp.	1,268,248	0.0
10,922	M&T Bank Corp.	2,200,565	0.1
34,817	Marsh & McLennan Cos., Inc.	6,459,250	0.2
58,272	Mastercard, Inc. - Class A	33,266,319	0.8
39,334	MetLife, Inc.	3,105,026	0.1
10,903	Moody's Corp.	5,569,798	0.1
85,841	Morgan Stanley	15,239,353	0.4
5,340	MSCI, Inc.	3,063,718	0.1
32,058	Nasdaq, Inc.	3,113,794	0.1
13,440	Northern Trust Corp.	1,835,770	0.0
66,495	PayPal Holdings, Inc.	3,881,978	0.1
27,870	PNC Financial Services Group, Inc.	5,817,305	0.1
14,208	Principal Financial Group, Inc.	1,253,288	0.0
41,674	Progressive Corp.	9,490,003	0.2
24,874	Prudential Financial, Inc.	2,807,777	0.1
12,530	Raymond James Financial, Inc.	2,012,193	0.0
62,317	Regions Financial Corp.	1,688,791	0.0
55,884 (1)	Robinhood Markets, Inc. - Class A	6,320,481	0.2
22,031	S&P Global, Inc.	11,513,180	0.3
19,850	State Street Corp.	2,560,849	0.1
25,596	Synchrony Financial	2,135,474	0.1
15,510	T. Rowe Price Group, Inc.	1,587,914	0.0
15,853	Travelers Cos., Inc.	4,598,321	0.1
90,913	Truist Financial Corp.	4,473,829	0.1
110,470	US Bancorp	5,894,679	0.1
119,936	Visa, Inc. - Class A	42,062,755	1.0
21,336	W.R. Berkley Corp.	1,496,080	0.0
223,087	Wells Fargo & Co.	20,791,708	0.5
6,805	Willis Towers Watson PLC	2,236,123	0.1
		556,519,885	13.2

	Health Care: 9.5%
123,577	Abbott Laboratories	15,482,962	0.4
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
125,604	AbbVie, Inc.	$28,699,258	0.7
20,148	Agilent Technologies, Inc.	2,741,538	0.1
4,742 (1)	Align Technology, Inc.	740,463	0.0
13,778	AmerisourceBergen Corp.	4,653,520	0.1
38,269	Amgen, Inc.	12,525,826	0.3
36,533	Baxter International, Inc.	698,146	0.0
20,370	Becton Dickinson and Co.	3,953,206	0.1
10,426 (1)	Biogen, Inc.	1,834,872	0.1
11,073	Bio-Techne Corp.	651,203	0.0
105,354 (1)	Boston Scientific Corp.	10,045,504	0.2
144,676	Bristol-Myers Squibb Co.	7,803,823	0.2
16,885	Cardinal Health, Inc.	3,469,868	0.1
33,184 (1)	Centene Corp.	1,365,522	0.0
3,498 (1)	Charles River Laboratories International, Inc.	697,781	0.0
18,984	Cigna Group	5,224,966	0.1
14,129 (1)	Cooper Cos., Inc.	1,158,013	0.0
90,215	CVS Health Corp.	7,159,462	0.2
44,677	Danaher Corp.	10,227,459	0.3
2,509 (1)	DaVita, Inc.	285,048	0.0
27,717 (1)	Dexcom, Inc.	1,839,577	0.1
41,241 (1)	Edwards Lifesciences Corp.	3,515,795	0.1
15,794	Elevance Health, Inc.	5,536,587	0.1
56,436	Eli Lilly & Co.	60,650,641	1.5
32,373	GE HealthCare Technologies, Inc.	2,655,233	0.1
88,172	Gilead Sciences, Inc.	10,822,231	0.3
11,352	HCA Healthcare, Inc.	5,299,795	0.1
7,111 (1)	Henry Schein, Inc.	537,449	0.0
15,817 (1)	Hologic, Inc.	1,178,208	0.0
8,548	Humana, Inc.	2,189,399	0.1
5,675 (1)	IDEXX Laboratories, Inc.	3,839,308	0.1
11,720 (1)	Incyte Corp.	1,157,584	0.0
4,999 (1)	Insulet Corp.	1,420,916	0.0
25,193 (1)	Intuitive Surgical, Inc.	14,268,307	0.3
12,103 (1)	IQVIA Holdings, Inc.	2,728,137	0.1
171,223	Johnson & Johnson	35,434,600	0.9
5,892	Labcorp Holdings, Inc.	1,478,185	0.0
8,772	McKesson Corp.	7,195,584	0.2
91,152	Medtronic PLC	8,756,061	0.2
176,391	Merck & Co., Inc.	18,566,917	0.5
1,452 (1)	Mettler-Toledo International, Inc.	2,024,364	0.1
24,711 (1)	Moderna, Inc.	728,727	0.0
3,653 (1)	Molina Healthcare, Inc.	633,942	0.0
404,069	Pfizer, Inc.	10,061,318	0.2
7,906	Quest Diagnostics, Inc.	1,371,928	0.0
7,162	Regeneron Pharmaceuticals, Inc.	5,528,133	0.1
10,373	ResMed, Inc.	2,498,545	0.1
8,057	Revvity, Inc.	779,515	0.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,478 (1)	Solventum Corp.	$830,277	0.0
6,975	STERIS PLC	1,768,302	0.0
24,460	Stryker Corp.	8,596,956	0.2
26,701	Thermo Fisher Scientific, Inc.	15,471,894	0.4
64,376	UnitedHealth Group, Inc.	21,251,161	0.5
3,925	Universal Health Services, Inc. - Class B	855,729	0.0
18,031 (1)	Vertex Pharmaceuticals, Inc.	8,174,534	0.2
81,853	Viatris, Inc.	1,019,070	0.0
4,231 (1)	Waters Corp.	1,607,061	0.0
5,113	West Pharmaceutical Services, Inc.	1,406,791	0.0
14,084	Zimmer Biomet Holdings, Inc.	1,266,433	0.0
31,319	Zoetis, Inc.	3,940,557	0.1
		398,304,191	9.5

	Industrials: 8.1%
37,753	3M Co.	6,044,255	0.1
8,057	A.O. Smith Corp.	538,852	0.0
6,114	Allegion PLC	973,471	0.0
16,360	AMETEK, Inc.	3,358,872	0.1
28,743	Automatic Data Processing, Inc.	7,393,562	0.2
5,608 (1)	Axon Enterprise, Inc.	3,184,951	0.1
55,649 (1)	Boeing Co.	12,082,511	0.3
8,296	Broadridge Financial Solutions, Inc.	1,851,418	0.0
7,859 (1)	Builders FirstSource, Inc.	808,613	0.0
56,263	Carrier Global Corp.	2,972,937	0.1
33,258	Caterpillar, Inc.	19,052,510	0.5
11,373 (1)	Ceridian HCM Holding, Inc.	786,557	0.0
8,396	CH Robinson Worldwide, Inc.	1,349,741	0.0
24,276	Cintas Corp.	4,565,587	0.1
2,501	Comfort Systems USA, Inc.	2,334,158	0.1
63,279 (1)	Copart, Inc.	2,477,373	0.1
132,338	CSX Corp.	4,797,253	0.1
9,810	Cummins, Inc.	5,007,515	0.1
17,867	Deere & Co.	8,318,339	0.2
46,097	Delta Air Lines, Inc.	3,199,132	0.1
9,747	Dover Corp.	1,903,004	0.1
27,603	Eaton Corp. PLC	8,791,832	0.2
3,181	EMCOR Group, Inc.	1,946,104	0.1
39,926	Emerson Electric Co.	5,298,979	0.1
8,698	Equifax, Inc.	1,887,292	0.1
9,525	Expeditors International of Washington, Inc.	1,419,320	0.0
81,588	Fastenal Co.	3,274,126	0.1
15,427	FedEx Corp.	4,456,243	0.1
22,572	Fortive Corp.	1,246,200	0.0
74,963	GE Aerospace	23,090,853	0.6
19,282	GE Vernova, Inc.	12,602,137	0.3
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,171 (1)	Generac Holdings, Inc.	$568,799	0.0
18,018	General Dynamics Corp.	6,065,940	0.2
45,120	Honeywell International, Inc.	8,802,461	0.2
28,574	Howmet Aerospace, Inc.	5,858,241	0.1
3,777	Hubbell, Inc.	1,677,403	0.0
2,789	Huntington Ingalls Industries, Inc.	948,455	0.0
5,319	IDEX Corp.	946,463	0.0
18,761	Illinois Tool Works, Inc.	4,620,834	0.1
25,552	Ingersoll Rand, Inc.	2,024,229	0.1
8,495	Jacobs Solutions, Inc.	1,125,248	0.0
5,346	JB Hunt Transport Services, Inc.	1,038,942	0.0
43,432	Johnson Controls International PLC	5,200,982	0.1
13,293	L3Harris Technologies, Inc.	3,902,426	0.1
9,086	Leidos Holdings, Inc.	1,639,114	0.0
2,268	Lennox International, Inc.	1,101,295	0.0
14,472	Lockheed Martin Corp.	6,999,672	0.2
14,760	Masco Corp.	936,670	0.0
3,793	Nordson Corp.	911,951	0.0
15,947	Norfolk Southern Corp.	4,604,218	0.1
9,534	Northrop Grumman Corp.	5,436,382	0.1
13,077	Old Dominion Freight Line, Inc.	2,050,474	0.1
27,696	Otis Worldwide Corp.	2,419,246	0.1
37,325	PACCAR, Inc.	4,087,461	0.1
8,968	Parker-Hannifin Corp.	7,882,513	0.2
23,019	Paychex, Inc.	2,582,271	0.1
3,473	Paycom Software, Inc.	553,457	0.0
11,630	Pentair PLC	1,211,148	0.0
10,597	Quanta Services, Inc.	4,472,570	0.1
95,285	Raytheon Technologies Corp.	17,475,269	0.4
14,300	Republic Services, Inc.	3,030,599	0.1
7,979	Rockwell Automation, Inc.	3,104,390	0.1
20,858	Rollins, Inc.	1,251,897	0.0
3,696	Snap-on, Inc.	1,273,642	0.0
36,753	Southwest Airlines Co.	1,519,002	0.0
11,007	Stanley Black & Decker, Inc.	817,600	0.0
12,524	Textron, Inc.	1,091,717	0.0
15,758	Trane Technologies PLC	6,133,014	0.2
4,002	TransDigm Group, Inc.	5,322,060	0.1
147,666 (1)	Uber Technologies, Inc.	12,065,789	0.3
42,155	Union Pacific Corp.	9,751,295	0.2
23,007 (1)	United Airlines Holdings, Inc.	2,572,643	0.1
52,518	United Parcel Service, Inc. - Class B	5,209,260	0.1
4,522	United Rentals, Inc.	3,659,745	0.1

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,646	Veralto Corp.	$1,760,718	0.0
9,905	Verisk Analytics, Inc.	2,215,649	0.1
26,340	Waste Management, Inc.	5,787,161	0.1
12,149	Westinghouse Air Brake Technologies Corp.	2,593,204	0.1
3,109	WW Grainger, Inc.	3,137,136	0.1
17,303	Xylem, Inc.	2,356,323	0.1
		338,810,675	8.1

	Information Technology: 34.1%
44,072	Accenture PLC - Class A	11,824,518	0.3
29,749 (1)	Adobe, Inc.	10,411,852	0.3
115,701 (1)	Advanced Micro Devices, Inc.	24,778,526	0.6
10,224 (1)	Akamai Technologies, Inc.	892,044	0.0
86,991	Amphenol Corp. - Class A	11,755,964	0.3
34,962	Analog Devices, Inc.	9,481,694	0.2
1,050,119	Apple, Inc.	285,485,351	6.8
56,615	Applied Materials, Inc.	14,549,489	0.3
19,237 (1)	AppLovin Corp. - Class A	12,962,275	0.3
73,385 (1)	Arista Networks, Inc.	9,615,636	0.2
15,137 (1)	Autodesk, Inc.	4,480,703	0.1
335,607	Broadcom, Inc.	116,153,583	2.8
19,345 (1)	Cadence Design Systems, Inc.	6,046,860	0.1
9,253	CDW Corp.	1,260,259	0.0
280,058	Cisco Systems, Inc.	21,572,868	0.5
34,300	Cognizant Technology Solutions Corp. - Class A	2,846,900	0.1
55,447	Corning, Inc.	4,854,939	0.1
17,835 (1)	Crowdstrike Holdings, Inc. - Class A	8,360,335	0.2
23,128 (1)	Datadog, Inc. - Class A	3,145,177	0.1
21,419	Dell Technologies, Inc. - Class C	2,696,224	0.1
3,926 (1)	EPAM Systems, Inc.	804,359	0.0
4,099 (1)	F5, Inc.	1,046,311	0.0
1,685 (1)	Fair Isaac Corp.	2,848,695	0.1
7,626 (1)	First Solar, Inc.	1,992,140	0.1
44,922 (1)	Fortinet, Inc.	3,567,256	0.1
5,122 (1)	Gartner, Inc.	1,292,178	0.0
39,884	Gen Digital, Inc.	1,084,446	0.0
9,604 (1)	GoDaddy, Inc. - Class A	1,191,664	0.0
93,770	Hewlett Packard Enterprise Co.	2,252,355	0.1
66,427	HP, Inc.	1,479,993	0.0
318,653 (1)	Intel Corp.	11,758,296	0.3
66,429	International Business Machines Corp.	19,676,934	0.5
19,814	Intuit, Inc.	13,125,190	0.3
7,593	Jabil, Inc.	1,731,356	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
12,213 (1)	Keysight Technologies, Inc.	$2,481,559	0.1
9,338	KLA Corp.	11,346,417	0.3
89,263	Lam Research Corp.	15,280,040	0.4
38,408	Microchip Technology, Inc.	2,447,358	0.1
79,771	Micron Technology, Inc.	22,767,441	0.5
528,201	Microsoft Corp.	255,448,568	6.1
3,405	Monolithic Power Systems, Inc.	3,086,156	0.1
11,837	Motorola Solutions, Inc.	4,537,359	0.1
14,186	NetApp, Inc.	1,519,179	0.0
1,726,942	NVIDIA Corp.	322,074,683	7.7
17,886	NXP Semiconductors NV	3,882,335	0.1
28,596 (1)	ON Semiconductor Corp.	1,548,473	0.0
119,533	Oracle Corp.	23,298,177	0.6
162,342 (1)	Palantir Technologies, Inc. - Class A	28,856,290	0.7
48,609 (1)	Palo Alto Networks, Inc.	8,953,778	0.2
8,513 (1)	PTC, Inc.	1,483,050	0.0
14,884	Qnity Electronics, Inc.	1,215,279	0.0
76,113	Qualcomm, Inc.	13,019,129	0.3
7,649	Roper Technologies, Inc.	3,404,799	0.1
67,656	Salesforce, Inc.	17,922,751	0.4
9,894 (1)	Sandisk Corp.	2,348,638	0.1
15,484	Seagate Technology Holdings PLC	4,264,139	0.1
73,726 (1)	ServiceNow, Inc.	11,294,086	0.3
10,566	Skyworks Solutions, Inc.	669,990	0.0
35,637 (1)	Super Micro Computer, Inc.	1,043,095	0.0
13,201 (1)	Synopsys, Inc.	6,200,774	0.2
20,907	TE Connectivity PLC	4,756,552	0.1
3,337 (1)	Teledyne Technologies, Inc.	1,704,306	0.0
11,130	Teradyne, Inc.	2,154,323	0.1
64,574	Texas Instruments, Inc.	11,202,943	0.3
16,908 (1)	Trimble, Inc.	1,324,742	0.0
3,058 (1)	Tyler Technologies, Inc.	1,388,179	0.0
5,929	VeriSign, Inc.	1,440,450	0.0
24,298	Western Digital Corp.	4,185,816	0.1
15,422 (1)	Workday, Inc. - Class A	3,312,337	0.1
3,600 (1)	Zebra Technologies Corp. - Class A	874,152	0.0
		1,429,763,713	34.1

	Materials: 1.8%
15,816	Air Products and Chemicals, Inc.	3,906,868	0.1
8,365	Albemarle Corp.	1,183,146	0.0
164,050	Amcor PLC	1,368,177	0.0
5,493	Avery Dennison Corp.	999,067	0.0

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
19,045	Ball Corp.	$1,008,814	0.0
11,085	CF Industries Holdings, Inc.	857,314	0.0
48,023	Corteva, Inc.	3,218,982	0.1
47,635	CRH PLC US	5,944,848	0.2
50,512	Dow, Inc.	1,180,970	0.0
29,776	DuPont de Nemours, Inc.	1,196,995	0.0
18,116	Ecolab, Inc.	4,755,812	0.1
102,048	Freeport-McMoRan, Inc.	5,183,018	0.1
18,200	International Flavors & Fragrances, Inc.	1,226,498	0.0
37,526	International Paper Co.	1,478,149	0.0
33,185	Linde PLC US	14,149,752	0.4
18,300	LyondellBasell Industries NV - Class A	792,390	0.0
4,286	Martin Marietta Materials, Inc.	2,668,721	0.1
22,557	Mosaic Co.	543,398	0.0
77,553	Newmont Corp.	7,743,667	0.2
16,264	Nucor Corp.	2,652,821	0.1
6,351	Packaging Corp. of America	1,309,767	0.0
15,948	PPG Industries, Inc.	1,634,032	0.1
16,384	Sherwin-Williams Co.	5,308,907	0.1
37,110	Smurfit WestRock PLC	1,435,044	0.0
9,756	Steel Dynamics, Inc.	1,653,154	0.1
9,390	Vulcan Materials Co.	2,678,216	0.1
		76,078,527	1.8

	Real Estate: 1.8%
11,054	Alexandria Real Estate Equities, Inc.	540,983	0.0
33,270	American Tower Corp.	5,841,214	0.1
10,051	AvalonBay Communities, Inc.	1,822,347	0.1
10,474	Boston Properties, Inc.	706,786	0.0
7,561	Camden Property Trust	832,315	0.0
20,832 (1)	CBRE Group, Inc. - Class A	3,349,577	0.1
30,120 (1)	CoStar Group, Inc.	2,025,269	0.1
30,948	Crown Castle, Inc.	2,750,349	0.1
22,947	Digital Realty Trust, Inc.	3,550,130	0.1
6,978	Equinix, Inc.	5,346,264	0.1
24,606	Equity Residential	1,551,162	0.0
4,577	Essex Property Trust, Inc.	1,197,709	0.0
15,084	Extra Space Storage, Inc.	1,964,238	0.1
5,579	Federal Realty Investment Trust	562,363	0.0
49,388	Healthpeak Properties, Inc.	794,159	0.0
45,451	Host Hotels & Resorts, Inc.	805,846	0.0
40,081	Invitation Homes, Inc.	1,113,851	0.0
21,007	Iron Mountain, Inc.	1,742,531	0.1
48,127	Kimco Realty Corp.	975,534	0.0
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,321	Mid-America Apartment Communities, Inc.	$1,155,870	0.0
66,012	Prologis, Inc.	8,427,092	0.2
11,223	Public Storage	2,912,368	0.1
65,375	Realty Income Corp.	3,685,189	0.1
11,698	Regency Centers Corp.	807,513	0.0
7,572	SBA Communications Corp.	1,464,652	0.0
23,201	Simon Property Group, Inc.	4,294,737	0.1
21,373	UDR, Inc.	783,962	0.0
33,383	Ventas, Inc.	2,583,177	0.1
75,958	VICI Properties, Inc.	2,135,939	0.1
48,776	Welltower, Inc.	9,053,313	0.2
51,230	Weyerhaeuser Co.	1,213,639	0.0
		75,990,078	1.8

	Utilities: 2.2%
50,609	AES Corp.	725,733	0.0
18,268	Alliant Energy Corp.	1,187,603	0.0
19,223	Ameren Corp.	1,919,609	0.1
38,040	American Electric Power Co., Inc.	4,386,392	0.1
13,867	American Water Works Co., Inc.	1,809,643	0.0
11,408	Atmos Energy Corp.	1,912,323	0.0
46,398	CenterPoint Energy, Inc.	1,778,899	0.0
21,627	CMS Energy Corp.	1,512,376	0.0
25,651	Consolidated Edison, Inc.	2,547,657	0.1
22,194	Constellation Energy Corp.	7,840,474	0.2
60,686	Dominion Energy, Inc.	3,555,593	0.1
14,760	DTE Energy Co.	1,903,745	0.0
55,266	Duke Energy Corp.	6,477,728	0.2
27,346	Edison International	1,641,307	0.0
31,739	Entergy Corp.	2,933,636	0.1
16,361	Evergy, Inc.	1,186,009	0.0
26,664	Eversource Energy	1,795,287	0.0
71,799	Exelon Corp.	3,129,718	0.1
36,948	FirstEnergy Corp.	1,654,162	0.0
148,006	NextEra Energy, Inc.	11,881,922	0.3
33,913	NiSource, Inc.	1,416,207	0.0
13,619	NRG Energy, Inc.	2,168,690	0.1
156,200	PG&E Corp.	2,510,134	0.1
8,506	Pinnacle West Capital Corp.	754,482	0.0
52,571	PPL Corp.	1,841,036	0.0
35,474	Public Service Enterprise Group, Inc.	2,848,562	0.1
46,385	Sempra Energy	4,095,332	0.1
78,253	Southern Co.	6,823,662	0.2
22,635	Vistra Corp.	3,651,705	0.1
23,118	WEC Energy Group, Inc.	2,438,024	0.1

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
42,039	Xcel Energy, Inc.	$3,105,001	0.1
		93,432,651	2.2

	Total Common Stock
	(Cost $2,468,364,672)	4,153,047,129	99.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.0%
761,000 (3)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $761,164, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $776,435, due 01/31/26-11/15/55)	761,000	0.0
49,830 (3)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $49,840, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $50,827, due 04/30/26-11/15/34)	49,830	0.0
	Total Repurchase Agreements
	(Cost $810,830)	810,830	0.0
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
38,673,000 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $38,673,000)	$38,673,000	0.9

	Total Short-Term Investments
	(Cost $39,483,830)	$39,483,830	0.9

	Total Investments in Securities
	(Cost $2,507,848,502)	$4,192,530,959	99.9
	Assets in Excess of Other Liabilities	5,296,998	0.1
	Net Assets	$4,197,827,957	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock*	$4,153,047,129	$—	$—	$4,153,047,129
Short-Term Investments	38,673,000	810,830	—	39,483,830
Total Investments, at fair value	$4,191,720,129	$810,830	$—	$4,192,530,959
Liabilities Table
Other Financial Instruments+
Futures	$(69,410)	$—	$—	$(69,410)
Total Liabilities	$(69,410)	$—	$—	$(69,410)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P 500 E-Mini	128	03/20/26	$44,112,000	$(69,410)
			$44,112,000	$(69,410)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$69,410
Total Liability Derivatives		$69,410

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,659,435
Total	$11,659,435

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,337,495
Total	$1,337,495

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,512,378,514.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,811,883,671
Gross Unrealized Depreciation	(131,800,636)
Net Unrealized Appreciation	$1,680,083,035

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.3%
	Communication Services: 2.7%
7,747 (1)	Advantage Solutions, Inc.	$6,817	0.0
18,540 (1)	Altice USA, Inc. - Class A	30,591	0.0
31,368 (1)	AMC Entertainment Holdings, Inc. - Class A	48,934	0.0
2,561 (1)	AMC Networks, Inc. - Class A	24,381	0.0
2,558 (1)	Angi, Inc.	33,075	0.0
934 (1)	Anterix, Inc.	20,389	0.0
995 (1)	Arena Group Holdings, Inc.	3,980	0.0
3,640 (1)	Atlanta Braves Holdings, Inc. - Class C	143,598	0.1
858	ATN International, Inc.	19,562	0.0
1,931 (1)	Bandwidth, Inc. - Class A	29,834	0.0
1,833 (1)	Boston Omaha Corp. - Class A	22,674	0.0
5,205 (1)	Bumble, Inc. - Class A	18,582	0.0
357	Cable One, Inc.	40,287	0.0
5,564 (1)	CarGurus, Inc.	213,379	0.1
3,968 (1)	Cars.com, Inc.	48,410	0.0
7,072	Cinemark Holdings, Inc.	164,353	0.1
3,111	Cogent Communications Holdings, Inc.	67,073	0.1
2,384	CuriosityStream, Inc.	9,059	0.0
9,173 (1)	EchoStar Corp. - Class A	997,105	0.5
3,137	Entravision Communications Corp. - Class A	9,191	0.0
5,640 (1)	Eventbrite, Inc. - Class A	25,098	0.0
1,918 (1)	EverQuote, Inc. - Class A	51,786	0.0
4,388 (1)	EW Scripps Co. - Class A	17,508	0.0
22,686 (1)	fuboTV, Inc. - Class A	57,169	0.0
9,978 (1)	Gannett Co., Inc.	51,387	0.0
8,374 (1)(2)	Getty Images Holdings, Inc.	11,221	0.0
3,422 (1)	Globalstar, Inc.	208,879	0.1
4,802 (1)	Gogo, Inc.	22,377	0.0
6,109	Gray Television, Inc.	29,568	0.0
2,168 (1)	Grindr, Inc.	29,355	0.0
922 (1)	Ibotta, Inc. - Class A	20,957	0.0
1,107	IDT Corp. - Class B	56,690	0.0
8,722 (1)	iHeartMedia, Inc. - Class A	36,284	0.0
3,035 (1)	IMAX Corp.	112,174	0.1
2,769	John Wiley & Sons, Inc. - Class A	84,815	0.1
11,363 (1)	Liberty Latin America Ltd. - Class C	84,768	0.1
13,500 (1)	Lionsgate Studios Corp.	123,255	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
64,666 (1)	Lumen Technologies, Inc.	$502,455	0.3
2,715 (1)	Madison Square Garden Entertainment Corp.	146,311	0.1
9,535 (1)	Magnite, Inc.	154,753	0.1
1,862	Marcus Corp.	28,880	0.0
2,393 (1)	MediaAlpha, Inc. - Class A	30,989	0.0
4,860	National CineMedia, Inc.	18,905	0.0
3,017 (1)	Newsmax, Inc.	23,321	0.0
15,224 (1)	Nextdoor Holdings, Inc.	31,970	0.0
2,443 (1)	Nexxen International Ltd.	15,977	0.0
7,854 (1)	Playstudios, Inc.	5,117	0.0
4,050	Playtika Holding Corp.	15,998	0.0
2,937 (1)	PubMatic, Inc. - Class A	26,051	0.0
3,812 (1)	QuinStreet, Inc.	54,778	0.0
6,634 (1)(2)	Rumble, Inc.	41,927	0.0
1,420	Scholastic Corp.	42,075	0.0
3,680	Shenandoah Telecommunications Co.	42,541	0.0
1,763	Shutterstock, Inc.	33,673	0.0
2,734	Sinclair, Inc.	41,830	0.0
1,909 (1)	Sphere Entertainment Co.	181,508	0.1
1,545	Spok Holdings, Inc.	20,379	0.0
8,118 (1)	Stagwell, Inc.	39,697	0.0
962 (1)	Starz Entertainment Corp.	11,255	0.0
1,938 (1)	TechTarget, Inc.	10,465	0.0
10,487	TEGNA, Inc.	203,553	0.1
6,709	Telephone and Data Systems, Inc.	275,069	0.2
2,565 (1)	Thryv Holdings, Inc.	15,518	0.0
7,879 (1)	TripAdvisor, Inc.	114,718	0.1
6,675 (1)	TrueCar, Inc.	15,086	0.0
10,302 (1)	Uniti Group, Inc.	72,217	0.1
1,365 (1)(2)	Webtoon Entertainment, Inc.	17,786	0.0
4,136 (1)	Yelp, Inc.	125,693	0.1
2,818 (1)	Ziff Davis, Inc.	99,053	0.1
4,458 (1)	ZipRecruiter, Inc. - Class A	17,386	0.0
		5,451,499	2.7

	Consumer Discretionary: 8.9%
3,144 (1)	Abercrombie & Fitch Co. - Class A	395,735	0.2
4,468	Academy Sports & Outdoors, Inc.	223,221	0.1
3,856 (1)	Accel Entertainment, Inc.	43,997	0.0
1,912	Acushnet Holdings Corp.	152,616	0.1
5,597 (1)	Adient PLC	107,294	0.1

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,432 (1)	Adtalem Global Education, Inc.	$251,639	0.1
4,080	Advance Auto Parts, Inc.	160,344	0.1
1,304	A-Mark Precious Metals, Inc.	44,401	0.0
7,890 (1)	American Axle & Manufacturing Holdings, Inc.	50,575	0.0
10,795	American Eagle Outfitters, Inc.	284,664	0.2
1,247 (1)	American Public Education, Inc.	47,137	0.0
537 (1)	America's Car-Mart, Inc.	13,565	0.0
7,792 (1)	AMMO, Inc.	13,324	0.0
3,766 (1)	Arhaus, Inc.	42,217	0.0
5,593	Arko Corp.	25,392	0.0
1,309 (1)	Asbury Automotive Group, Inc.	304,382	0.2
586 (1)	Bally's Corp.	9,681	0.0
1,079 (1)	Barnes & Noble Education, Inc.	9,916	0.0
2,073 (1)	Beazer Homes USA, Inc.	42,020	0.0
1,467 (1)	BJ's Restaurants, Inc.	57,800	0.0
884 (1)	Black Rock Coffee Bar, Inc. - Class A	19,669	0.0
5,826	Bloomin' Brands, Inc.	35,946	0.0
2,085 (1)	Boot Barn Holdings, Inc.	367,940	0.2
2,993 (1)	Brinker International, Inc.	429,555	0.2
2,113	Buckle, Inc.	112,876	0.1
876	Build-A-Bear Workshop, Inc.	53,672	0.0
2,422	Caleres, Inc.	29,476	0.0
4,120	Camping World Holdings, Inc. - Class A	40,088	0.0
7,971 (1)	Capri Holdings Ltd.	194,492	0.1
1,049	Carriage Services, Inc.	44,373	0.0
2,390	Carter's, Inc.	77,508	0.0
526 (1)	Cavco Industries, Inc.	310,729	0.2
1,823	Century Communities, Inc.	108,195	0.1
3,149 (2)	Cheesecake Factory, Inc.	158,962	0.1
364 (1)	Citi Trends, Inc.	15,128	0.0
1,206 (1)	Cooper-Standard Holdings, Inc.	39,593	0.0
9,622 (1)	Coursera, Inc.	70,818	0.0
1,552 (2)	Cracker Barrel Old Country Store, Inc.	39,421	0.0
3,288	Cricut, Inc. - Class A	16,276	0.0
8,003	Dana, Inc.	190,151	0.1
1,906 (1)	Dave & Buster's Entertainment, Inc.	30,896	0.0
3,670 (1)	Denny's Corp.	22,827	0.0
1,929	Designer Brands, Inc. - Class A	14,332	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,029	Dine Brands Global, Inc.	$33,072	0.0
1,887 (1)	Dorman Products, Inc.	232,460	0.1
2,142 (1)	Dream Finders Homes, Inc. - Class A	36,628	0.0
4,106 (1)	Driven Brands Holdings, Inc.	60,851	0.0
1,927 (1)	El Pollo Loco Holdings, Inc.	20,156	0.0
4,524	Ermenegildo Zegna NV	46,371	0.0
1,544	Ethan Allen Interiors, Inc.	35,265	0.0
2,316 (1)	European Wax Center, Inc. - Class A	8,338	0.0
9,075 (1)	EVgo, Inc.	26,408	0.0
9,669 (1)(2)	Faraday Future Intelligent Electric, Inc.	9,862	0.0
6,041 (1)	Figs, Inc. - Class A	68,626	0.0
3,184 (1)	First Watch Restaurant Group, Inc.	48,015	0.0
351	Flexsteel Industries, Inc.	13,861	0.0
2,886 (1)	Fox Factory Holding Corp.	49,379	0.0
4,975 (1)	Frontdoor, Inc.	287,008	0.2
2,531 (1)	Funko, Inc. - Class A	8,605	0.0
9,841	Garrett Motion, Inc.	171,529	0.1
756 (1)	Genesco, Inc.	18,726	0.0
15,132 (1)	Genius Sports Ltd.	166,755	0.1
2,229 (1)	Gentherm, Inc.	81,069	0.1
1,712 (1)	GigaCloud Technology, Inc. - Class A	67,247	0.0
2,418	G-III Apparel Group Ltd.	70,025	0.0
7,018 (1)	Global Business Travel Group I	53,688	0.0
1,378	Golden Entertainment, Inc.	37,468	0.0
18,055 (1)	Goodyear Tire & Rubber Co.	158,162	0.1
218	Graham Holdings Co. - Class B	239,495	0.1
2,160 (1)	Green Brick Partners, Inc.	135,346	0.1
826	Group 1 Automotive, Inc.	324,866	0.2
1,757 (1)(2)	Groupon, Inc.	30,941	0.0
673	Hamilton Beach Brands Holding Co. - Class A	11,071	0.0
1,130	Haverty Furniture Cos., Inc.	26,397	0.0
1,615 (1)	Helen of Troy Ltd.	34,319	0.0
3,991 (1)	Hilton Grand Vacations, Inc.	178,597	0.1
4,271 (1)	Holley, Inc.	17,639	0.0
342 (1)	Hovnanian Enterprises, Inc. - Class A	33,359	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,571	Installed Building Products, Inc.	$407,502	0.2
7,284	International Game Technology PLC	112,756	0.1
1,366 (2)	Jack in the Box, Inc.	25,886	0.0
726	JAKKS Pacific, Inc.	12,255	0.0
4,181	KB Home	235,850	0.1
2,210 (1)	KinderCare Learning Cos., Inc.	9,547	0.0
7,400	Kohl's Corp.	151,034	0.1
3,715	Kontoor Brands, Inc.	226,949	0.1
5,259	Krispy Kreme, Inc.	21,141	0.0
432 (1)	Kura Sushi USA, Inc. - Class A	22,607	0.0
851 (1)	Lands' End, Inc.	12,357	0.0
3,322 (1)	Latham Group, Inc.	21,095	0.0
8,713 (1)	Laureate Education, Inc.	293,367	0.2
2,853	La-Z-Boy, Inc.	106,331	0.1
1,588	LCI Industries	192,688	0.1
789 (1)	Legacy Housing Corp.	15,401	0.0
9,084	Leggett & Platt, Inc.	99,924	0.1
1,476 (1)	LGI Homes, Inc.	63,409	0.0
9,357 (1)	Life Time Group Holdings, Inc.	248,709	0.1
2,176 (1)	Lincoln Educational Services Corp.	52,550	0.0
2,666 (1)	Lindblad Expeditions Holdings, Inc.	38,444	0.0
2,625 (1)(2)	Livewire Group, Inc.	11,602	0.0
913 (1)	Lovesac Co.	13,467	0.0
1,783 (1)	M/I Homes, Inc.	228,135	0.1
1,468 (1)	Malibu Boats, Inc. - Class A	41,412	0.0
1,363 (1)	MarineMax, Inc.	33,025	0.0
1,920	Marriott Vacations Worldwide Corp.	110,765	0.1
1,369 (1)	MasterCraft Boat Holdings, Inc.	25,888	0.0
1,713 (1)	McGraw Hill, Inc.	28,264	0.0
4,702	Meritage Homes Corp.	309,392	0.2
6,826 (1)	Mister Car Wash, Inc.	37,953	0.0
3,546 (1)	Modine Manufacturing Co.	473,426	0.2
892	Monarch Casino & Resort, Inc.	85,364	0.1
2,074	Monro, Inc.	41,563	0.0
1,081 (1)	Motorcar Parts of America, Inc.	13,340	0.0
1,160	Movado Group, Inc.	23,919	0.0
197	Nathan's Famous, Inc.	18,433	0.0
5,318 (1)	National Vision Holdings, Inc.	137,311	0.1
2,180 (1)	Navan, Inc. - Class A	37,234	0.0
6,801	OneSpaWorld Holdings Ltd.	141,053	0.1
872 (1)(2)	OneWater Marine, Inc. - Class A	9,435	0.0
4,316 (1)	Overstock.com, Inc.	23,565	0.0
968	Oxford Industries, Inc.	33,106	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,222	Papa John's International, Inc.	$85,525	0.1
2,198	Patrick Industries, Inc.	238,329	0.1
25,796 (1)	Peloton Interactive, Inc. - Class A	158,903	0.1
4,375	Perdoceo Education Corp.	128,319	0.1
5,389 (1)	Petco Health & Wellness Co., Inc.	15,143	0.0
2,543	Phinia, Inc.	159,421	0.1
3,647	Polaris, Inc.	230,673	0.1
3,882 (1)	Portillo's, Inc. - Class A	17,624	0.0
614	RCI Hospitality Holdings, Inc.	14,638	0.0
6,671 (1)	RealReal, Inc.	105,268	0.1
3,332	Red Rock Resorts, Inc. - Class A	206,417	0.1
3,571	Rent-A-Center, Inc.	62,707	0.0
2,794 (1)	Revolve Group, Inc.	84,351	0.1
576	Rocky Brands, Inc.	16,894	0.0
6,027 (1)	Rush Street Interactive, Inc.	117,105	0.1
25,386 (1)	Sabre Corp.	34,525	0.0
6,844 (1)	Sally Beauty Holdings, Inc.	97,595	0.1
2,140 (1)(2)	Savers Value Village, Inc.	19,988	0.0
1,884 (1)	SeaWorld Entertainment, Inc.	68,389	0.0
4,099 (1)(2)	Serve Robotics, Inc.	42,548	0.0
2,635 (1)	Shake Shack, Inc. - Class A	213,883	0.1
1,294	Shoe Carnival, Inc.	21,843	0.0
2,712	Signet Jewelers Ltd.	224,771	0.1
6,530 (1)	Six Flags Entertainment Corp.	100,170	0.1
3,723 (1)	Skyline Champion Corp.	314,593	0.2
1,408 (1)	Sleep Number Corp.	11,912	0.0
3,154	Smith & Wesson Brands, Inc.	31,130	0.0
10,705 (1)(2)	Solid Power, Inc.	45,496	0.0
1,028	Sonic Automotive, Inc. - Class A	63,592	0.0
8,181 (1)	Sonos, Inc.	143,658	0.1
1,584	Standard Motor Products, Inc.	58,370	0.0
4,827	Steven Madden Ltd.	200,996	0.1
7,466 (1)	Stitch Fix, Inc. - Class A	39,196	0.0
1,626	Strategic Education, Inc.	130,405	0.1
296 (1)	Strattec Security Corp.	22,537	0.0
2,874 (1)	Stride, Inc.	186,609	0.1
1,032	Sturm Ruger & Co., Inc.	33,695	0.0
11,023	Super Group SGHC Ltd.	131,725	0.1
7,183 (1)	Sweetgreen, Inc. - Class A	48,557	0.0

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,463 (1)	Target Hospitality Corp.	$19,729	0.0
6,429 (1)	Taylor Morrison Home Corp.	378,475	0.2
6,420 (1)	ThredUp, Inc. - Class A	41,024	0.0
9,224 (1)	Topgolf Callaway Brands Corp.	107,644	0.1
5,719 (1)	Tri Pointe Homes, Inc.	179,977	0.1
6,583 (1)	Udemy, Inc.	38,511	0.0
3,151 (1)	Universal Technical Institute, Inc.	82,336	0.1
4,140 (1)	Urban Outfitters, Inc.	311,576	0.2
1,473 (1)	Viad Corp.	49,611	0.0
4,694 (1)	Victoria's Secret & Co.	254,274	0.1
1,870	Visteon Corp.	177,837	0.1
6,660 (1)	Warby Parker, Inc. - Class A	145,121	0.1
197	Winmark Corp.	79,773	0.1
1,871	Winnebago Industries, Inc.	75,813	0.0
5,378	Wolverine World Wide, Inc.	97,611	0.1
1,740 (1)	XPEL, Inc.	86,843	0.1
1,955 (1)	Xponential Fitness, Inc. - Class A	16,090	0.0
1,018 (1)	Zumiez, Inc.	26,519	0.0
		17,888,165	8.9

	Consumer Staples: 1.8%
2,228	Andersons, Inc.	118,463	0.1
5,587	B&G Foods, Inc.	24,024	0.0
8,229 (1)(2)	Beauty Health Co.	11,438	0.0
25,381 (1)(2)	Beyond Meat, Inc.	20,813	0.0
5,767 (1)(2)	BRC, Inc. - Class A	6,401	0.0
1,197	Calavo Growers, Inc.	26,035	0.0
2,942	Cal-Maine Foods, Inc.	234,095	0.1
4,151 (1)	Central Garden & Pet Co. - Class A	121,168	0.1
2,492 (1)	Chefs' Warehouse, Inc.	155,326	0.1
5,195	Dole PLC	77,873	0.0
2,937	Edgewell Personal Care Co.	50,076	0.0
4,297	Energizer Holdings, Inc.	85,467	0.1
2,345	Fresh Del Monte Produce, Inc.	83,552	0.1
6,439 (1)(2)	Grocery Outlet Holding Corp.	65,034	0.0
6,421 (1)	Hain Celestial Group, Inc.	6,871	0.0
7,038 (1)	Herbalife Ltd.	90,720	0.1
3,623 (1)	HF Foods Group, Inc.	7,790	0.0
6,464 (1)	Honest Co., Inc.	16,677	0.0
1,034	Ingles Markets, Inc. - Class A	70,881	0.0
1,196	Inter Parfums, Inc.	101,457	0.1
1,058	J & J Snack Foods Corp.	95,612	0.1
596	John B Sanfilippo & Son, Inc.	42,078	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,362	Lancaster Colony Corp.	$223,940	0.1
1,362	Limoneira Co.	17,195	0.0
2,666 (1)	Mama's Creations, Inc.	35,964	0.0
972	MGP Ingredients, Inc.	23,620	0.0
3,217 (1)	Mission Produce, Inc.	37,317	0.0
1,724 (1)	National Beverage Corp.	54,978	0.0
925	Natural Grocers by Vitamin Cottage, Inc.	23,171	0.0
1,024 (1)	Nature's Sunshine Products, Inc.	22,098	0.0
3,333	Nu Skin Enterprises, Inc. - Class A	32,064	0.0
734	Oil-Dri Corp. of America	35,922	0.0
10,607 (1)(2)	Olaplex Holdings, Inc.	14,213	0.0
1,751	PriceSmart, Inc.	214,795	0.1
337 (1)	Seneca Foods Corp. - Class A	37,282	0.0
6,377 (1)	Simply Good Foods Co.	128,050	0.1
1,651	Spectrum Brands Holdings, Inc.	97,541	0.1
6,640 (1)	SunOpta, Inc.	25,232	0.0
1,271	Tootsie Roll Industries, Inc.	46,557	0.0
3,495 (1)	TreeHouse Foods, Inc.	82,447	0.0
1,190	Turning Point Brands, Inc.	128,996	0.1
4,079 (1)	United Natural Foods, Inc.	137,340	0.1
1,719	Universal Corp.	90,677	0.1
764 (1)	USANA Health Sciences, Inc.	14,997	0.0
5,077	Utz Brands, Inc.	52,699	0.0
782	Village Super Market, Inc. - Class A	27,679	0.0
3,025 (1)	Vita Coco Co., Inc.	160,355	0.1
2,361 (1)	Vital Farms, Inc.	75,410	0.0
3,455 (1)	Waldencast PLC - Class A	6,495	0.0
927	WD-40 Co.	182,526	0.1
975	Weis Markets, Inc.	62,488	0.0
2,758 (1)(2)	Westrock Coffee Co.	11,225	0.0
2,359 (1)	Zevia PBC - Class A	5,473	0.0
		3,620,597	1.8

	Energy: 4.7%
11,439	Archrock, Inc.	297,643	0.2
2,640	Ardmore Shipping Corp.	27,958	0.0
5,290	Atlas Energy Solutions, Inc.	49,832	0.0
1,183 (1)	BKV Corp.	32,118	0.0
16,363	Borr Drilling Ltd.	65,943	0.0
2,024 (1)	Bristow Group, Inc.	74,119	0.1
4,659	Cactus, Inc. - Class A	212,823	0.1
5,099	California Resources Corp.	227,976	0.1

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,842 (1)	Calumet, Inc.	$96,211	0.1
1,128 (1)(2)	Centrus Energy Corp. - Class A	273,833	0.1
12,142 (1)	Clean Energy Fuels Corp.	25,498	0.0
8,875 (1)	CNX Resources Corp.	326,334	0.2
5,182 (1)	Comstock Resources, Inc.	120,119	0.1
3,355	Core Laboratories, Inc.	53,781	0.0
3,465	Core Natural Resources, Inc.	306,687	0.2
16,094	Crescent Energy Co. - Class A	135,029	0.1
2,211 (1)	CVR Energy, Inc.	56,248	0.0
4,143	Delek US Holdings, Inc.	122,881	0.1
9,019	DHT Holdings, Inc.	110,122	0.1
3,911	Diversified Energy Co.	56,631	0.0
1,640 (1)	DMC Global, Inc.	10,972	0.0
2,595	Dorian LPG Ltd.	63,162	0.0
13,176 (1)	Encore Energy Corp.	32,676	0.0
15,312 (1)	Energy Fuels, Inc./ Canada	222,636	0.1
1,499	Excelerate Energy, Inc. - Class A	42,047	0.0
6,487 (1)	Expro Group Holdings NV	86,601	0.1
2,143	FLEX LNG Ltd.	53,468	0.0
1,297	Flowco Holdings, Inc. - Class A	24,306	0.0
857 (1)	Forum Energy Technologies, Inc.	31,666	0.0
16,488 (1)(2)	Gevo, Inc.	32,976	0.0
6,564	Golar LNG Ltd.	244,246	0.1
3,978	Granite Ridge Resources, Inc.	18,697	0.0
4,558 (1)	Green Plains, Inc.	44,668	0.0
1,029 (1)	Gulfport Energy Corp.	214,022	0.1
9,947 (1)	Helix Energy Solutions Group, Inc.	62,368	0.0
6,654	Helmerich & Payne, Inc.	190,837	0.1
1,387 (2)	HighPeak Energy, Inc.	6,574	0.0
1,079 (1)	Infinity Natural Resources, Inc. - Class A	15,894	0.0
2,819 (1)	Innovex International, Inc.	61,652	0.0
2,773	International Seaways, Inc.	134,629	0.1
2,940	Kinetik Holdings, Inc.	105,987	0.1
5,677	Kodiak Gas Services, Inc.	212,320	0.1
2,746 (1)	Kolibri Global Energy, Inc.	10,792	0.0
33,126 (1)	Kosmos Energy Ltd.	30,059	0.0
10,744	Liberty Energy, Inc.	198,334	0.1
1,759 (1)	Lightbridge Corp.	22,234	0.0
12,270	Magnolia Oil & Gas Corp. - Class A	268,590	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
9,254	Murphy Oil Corp.	$289,187	0.2
979 (1)	Nabors Industries Ltd.	53,160	0.0
4,359 (1)	National Energy Services Reunited Corp.	68,262	0.0
854	Natural Gas Services Group, Inc.	28,737	0.0
2,343	Navigator Holdings Ltd.	40,581	0.0
11,658 (1)(2)	New Fortress Energy, Inc.	13,290	0.0
9,134 (1)	NextDecade Corp.	48,136	0.0
8,628	Noble Corp. PLC	243,655	0.1
15,034	Nordic American Tankers Ltd.	51,717	0.0
6,577	Northern Oil and Gas, Inc.	141,208	0.1
6,805 (1)	Oceaneering International, Inc.	163,524	0.1
4,223 (1)	Oil States International, Inc.	28,590	0.0
3,466 (1)	Par Pacific Holdings, Inc.	121,795	0.1
23,837	Patterson-UTI Energy, Inc.	145,644	0.1
5,733	PBF Energy, Inc. - Class A	155,479	0.1
8,326	Peabody Energy Corp.	247,282	0.1
5,830 (1)	ProPetro Holding Corp.	55,443	0.0
2,102 (1)	REX American Resources Corp.	67,937	0.0
983	Riley Exploration Permian, Inc.	25,951	0.0
6,270	RPC, Inc.	34,109	0.0
5,112 (1)(2)	Sable Offshore Corp.	46,110	0.0
2,765	SandRidge Energy, Inc.	39,899	0.0
3,037	Scorpio Tankers, Inc.	154,371	0.1
1,996 (1)	SEACOR Marine Holdings, Inc.	12,016	0.0
4,356 (1)	Seadrill Ltd.	150,718	0.1
6,590	Select Water Solutions, Inc.	69,327	0.0
8,408	SFL Corp. Ltd.	65,666	0.0
7,671	SM Energy Co.	143,448	0.1
2,769	Solaris Oilfield Infrastructure, Inc. - Class A	127,291	0.1
730 (1)	Summit Midstream Corp.	19,476	0.0
8,713 (1)	Talos Energy, Inc.	96,017	0.1
3,841	Teekay Corp. Ltd.	34,684	0.0
1,660	Teekay Tankers Ltd. - Class A	88,677	0.1
8,894 (1)	TETRA Technologies, Inc.	83,337	0.1
3,406 (1)	Tidewater, Inc.	172,037	0.1
59,623 (1)	Transocean Ltd.	246,243	0.1
31,969 (1)	Uranium Energy Corp.	373,398	0.2
8,415	VAALCO Energy, Inc.	30,631	0.0

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,281 (1)	Valaris Ltd.	$215,762	0.1
2,025 (2)	Vitesse Energy, Inc.	39,001	0.0
7,795	W&T Offshore, Inc.	12,706	0.0
3,641	World Fuel Services Corp.	85,309	0.1
		9,444,010	4.7

	Financials: 17.1%
1,400	1st Source Corp.	87,486	0.1
2,340	Abacus Global Management, Inc.	20,007	0.0
860	ACNB Corp.	41,581	0.0
1,805	Alerus Financial Corp.	40,649	0.0
3,577 (1)	AlTi Global, Inc.	16,597	0.0
1,720	Amalgamated Financial Corp.	55,092	0.0
3,075 (1)	Ambac Financial Group, Inc.	23,923	0.0
2,687	Amerant Bancorp, Inc.	52,423	0.0
1,919	American Coastal Insurance Corp.	24,237	0.0
4,400	Ameris Bancorp	326,788	0.2
1,360	AMERISAFE, Inc.	52,238	0.0
9,892	Apollo Commercial Real Estate Finance, Inc.	95,755	0.1
13,150 (2)	Arbor Realty Trust, Inc.	102,044	0.1
4,520 (2)	Ares Commercial Real Estate Corp.	21,606	0.0
7,005	ARMOUR Residential REIT, Inc.	123,918	0.1
1,485	Arrow Financial Corp.	46,629	0.0
4,197	Artisan Partners Asset Management, Inc. - Class A	170,986	0.1
762 (1)	Aspen Insurance Holdings Ltd. - Class A	28,270	0.0
10,772	Associated Banc-Corp.	277,487	0.1
9,584	Atlantic Union Bankshares Corp.	338,315	0.2
424 (1)	Atlanticus Holdings Corp.	28,387	0.0
3,720 (1)	Axos Financial, Inc.	320,515	0.2
975 (1)	Bakkt Holdings, Inc.	9,789	0.0
8,605	Banc of California, Inc.	165,990	0.1
1,461	BancFirst Corp.	154,895	0.1
2,000	Banco Latinoamericano de Comercio Exterior SA - Class E	89,200	0.1
2,886 (1)	Bancorp, Inc.	194,863	0.1
678	Bank First Corp.	82,594	0.1
2,589	Bank of Hawaii Corp.	177,010	0.1
1,301	Bank of Marin Bancorp	33,839	0.0
2,863	Bank of NT Butterfield & Son Ltd.	142,635	0.1
4,988	BankUnited, Inc.	222,315	0.1
698	Bankwell Financial Group, Inc.	31,982	0.0
2,302	Banner Corp.	144,243	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,408	Bar Harbor Bankshares	$43,718	0.0
1,161	BayCom Corp.	34,133	0.0
5,647	Berkshire Hills Bancorp, Inc.	148,911	0.1
375 (1)	Better Home & Finance Holding Co.	12,217	0.0
24,679	BGC Group, Inc. - Class A	220,383	0.1
10,946	Blackstone Mortgage Trust, Inc. - Class A	209,397	0.1
2,162 (1)	Blue Foundry Bancorp	26,874	0.0
1,157 (1)	Bowhead Specialty Holdings, Inc.	33,021	0.0
3,104	Bread Financial Holdings, Inc.	229,789	0.1
1,897 (1)	Bridgewater Bancshares, Inc.	33,254	0.0
1,926	Brightsphere Investment Group, Inc.	90,522	0.1
10,026	BrightSpire Capital, Inc.	56,146	0.0
4,835 (1)	BRP Group, Inc. - Class A	116,185	0.1
13,754	Burford Capital Ltd.	122,686	0.1
1,048	Burke & Herbert Financial Services Corp.	65,301	0.0
2,303	Business First Bancshares, Inc.	60,200	0.0
2,432	Byline Bancorp, Inc.	70,893	0.0
12,354	Cadence Bank	529,245	0.3
1,900	California BanCorp	35,473	0.0
1,373	Camden National Corp.	59,561	0.0
3,577	Cannae Holdings, Inc.	56,266	0.0
3,593 (1)	Cantaloupe, Inc.	38,158	0.0
1,037	Capital Bancorp, Inc.	29,212	0.0
1,319	Capital City Bank Group, Inc.	56,150	0.0
9,055	Capitol Federal Financial, Inc.	61,665	0.0
2,023 (1)	Carter Bankshares, Inc.	39,772	0.0
1,023	Cass Information Systems, Inc.	42,475	0.0
4,499	Cathay General Bancorp	217,707	0.1
2,046	Central Pacific Financial Corp.	63,753	0.0
5,796	Chimera Investment Corp.	72,044	0.0
1,099	ChoiceOne Financial Services, Inc.	32,442	0.0
1,563	Citizens & Northern Corp.	31,526	0.0
413	Citizens Financial Services, Inc.	23,549	0.0
3,729 (1)(2)	Citizens, Inc.	18,011	0.0
981	City Holding Co.	116,935	0.1

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,474	Civista Bancshares, Inc.	$32,752	0.0
6,933 (1)	Claros Mortgage Trust, Inc.	21,215	0.0
1,849	CNB Financial Corp.	48,388	0.0
6,562	CNO Financial Group, Inc.	278,688	0.1
900 (1)	Coastal Financial Corp.	103,131	0.1
1,894	Cohen & Steers, Inc.	118,905	0.1
2,483 (1)(2)	Columbia Financial, Inc.	38,586	0.0
3,657	Community Bank System, Inc.	210,058	0.1
1,291	Community Trust Bancorp, Inc.	72,941	0.0
1,519	Community West Bancshares	34,177	0.0
4,865	Compass Diversified Holdings	23,352	0.0
3,496	ConnectOne Bancorp, Inc.	91,665	0.1
2,023 (1)	Customers Bancorp, Inc.	147,922	0.1
8,816	CVB Financial Corp.	163,978	0.1
677 (1)	Dave, Inc.	149,895	0.1
188	Diamond Hill Investment Group, Inc.	31,866	0.0
11,691	DigitalBridge Group, Inc.	179,340	0.1
2,879	Dime Community Bancshares, Inc.	86,629	0.1
1,809 (1)	Donnelley Financial Solutions, Inc.	84,462	0.1
7,473	Dynex Capital, Inc.	104,697	0.1
1,991	Eagle Bancorp, Inc.	42,647	0.0
14,757	Eastern Bankshares, Inc.	271,972	0.1
1,951 (1)	eHealth, Inc.	8,975	0.0
6,646	Ellington Financial, Inc.	90,253	0.1
1,673	Employers Holdings, Inc.	72,223	0.0
2,135	Enact Holdings, Inc.	84,631	0.1
1,587 (1)	Encore Capital Group, Inc.	86,253	0.1
1,653 (1)	Enova International, Inc.	259,852	0.1
2,565	Enterprise Financial Services Corp.	138,510	0.1
1,292	Equity Bancshares, Inc. - Class A	57,688	0.0
519	Esquire Financial Holdings, Inc.	52,974	0.0
6,379	Essent Group Ltd.	414,699	0.2
4,415	EVERTEC, Inc.	128,432	0.1
2,502	F&G Annuities & Life, Inc.	77,187	0.0
1,257	Farmers & Merchants Bancorp, Inc./Archbold OH	31,073	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,176	Farmers National Banc Corp.	$42,304	0.0
2,840	FB Financial Corp.	158,472	0.1
631	Federal Agricultural Mortgage Corp. - Class C	110,785	0.1
4,139	Fidelis Insurance Holdings Ltd.	81,000	0.1
521	Fidelity D&D Bancorp, Inc.	22,679	0.0
1,456	Financial Institutions, Inc.	45,384	0.0
1,270	First Bancorp, Inc.	33,579	0.0
10,546	First BanCorp/Puerto Rico	218,619	0.1
2,842	First Bancorp/Southern Pines NC	144,345	0.1
2,293	First Bank/Hamilton NJ	37,743	0.0
5,818	First Busey Corp.	138,410	0.1
713	First Business Financial Services, Inc.	38,716	0.0
143	First Capital, Inc.	8,466	0.0
6,963	First Commonwealth Financial Corp.	117,396	0.1
1,374	First Community Bankshares, Inc.	46,345	0.0
6,431	First Financial Bancorp	160,904	0.1
9,178	First Financial Bankshares, Inc.	274,147	0.1
963	First Financial Corp.	58,184	0.0
4,869 (1)	First Foundation, Inc.	29,993	0.0
5,844	First Interstate BancSystem, Inc. - Class A	202,202	0.1
3,944	First Merchants Corp.	147,821	0.1
1,873	First Mid Bancshares, Inc.	73,047	0.0
2,699	FirstCash Holdings, Inc.	430,167	0.2
963 (1)	Firstsun Capital Bancorp	36,243	0.0
1,471	Five Star Bancorp	52,632	0.0
2,442	Flushing Financial Corp.	37,045	0.0
8,199 (1)	Flywire Corp.	116,098	0.1
744 (1)	Forge Global Holdings, Inc.	33,153	0.0
6,275	Franklin BSP Realty Trust, Inc.	62,938	0.0
11,898	Fulton Financial Corp.	229,988	0.1
652 (1)	GBank Financial Holdings, Inc.	22,096	0.0
3,263 (2)	GCM Grosvenor, Inc. - Class A	36,937	0.0
27,106 (1)	Genworth Financial, Inc. - Class A	244,767	0.1
2,648	German American Bancorp, Inc.	103,749	0.1
8,577	Glacier Bancorp, Inc.	377,817	0.2

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,639	Goosehead Insurance, Inc. - Class A	$120,712	0.1
733	Great Southern Bancorp, Inc.	45,123	0.0
3,802 (1)	Green Dot Corp. - Class A	48,704	0.0
675	Greene County Bancorp, Inc.	15,005	0.0
2,337 (1)	Greenlight Capital Re Ltd. - Class A	34,073	0.0
3,150 (1)	Hamilton Insurance Group Ltd. - Class B	87,885	0.1
5,539	Hancock Whitney Corp.	352,724	0.2
2,311	Hanmi Financial Corp.	62,466	0.0
8,358	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	262,692	0.1
562	Hawthorn Bancshares, Inc.	19,603	0.0
1,428	HBT Financial, Inc.	36,914	0.0
629	HCI Group, Inc.	120,573	0.1
4,543	Heritage Commerce Corp.	54,561	0.0
2,587	Heritage Financial Corp.	61,183	0.0
1,524 (1)	Heritage Insurance Holdings, Inc.	44,592	0.0
2,942	Hilltop Holdings, Inc.	99,851	0.1
107 (2)	Hingham Institution For Savings The	30,384	0.0
1,295 (1)	Hippo Holdings, Inc.	38,954	0.0
606	Home Bancorp, Inc.	35,027	0.0
12,555	Home BancShares, Inc.	348,778	0.2
2,370	HomeStreet, Inc. - Class A	34,673	0.0
1,337	HomeTrust Bancshares, Inc.	57,411	0.0
8,427	Hope Bancorp, Inc.	92,360	0.1
2,830	Horace Mann Educators Corp.	130,689	0.1
3,553	Horizon Bancorp, Inc.	60,259	0.0
3,422	Independent Bank Corp.	250,080	0.1
1,605	Independent Bank Corp. Michigan	52,211	0.0
2,279 (1)	Innventure, Inc.	9,526	0.0
3,729	International Bancshares Corp.	247,755	0.1
2,026 (1)	International Money Express, Inc.	31,119	0.0
4,706 (2)	Invesco Mortgage Capital, Inc.	39,577	0.0
95	Investors Title Co.	23,716	0.0
4,660	Jackson Financial, Inc. - Class A	496,989	0.3
2,658	James River Group Holdings, Inc.	16,905	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,289	John Marshall Bancorp, Inc.	$25,767	0.0
4,563	Kearny Financial Corp.	33,812	0.0
824	Kingstone Cos., Inc.	13,868	0.0
1,397 (1)	Kingsway Financial Services, Inc.	18,790	0.0
4,169	KKR Real Estate Finance Trust, Inc.	34,269	0.0
8,468	Ladder Capital Corp.	93,063	0.1
1,792	Lakeland Financial Corp.	102,252	0.1
4,051 (1)	Lemonade, Inc.	288,350	0.2
7,563 (1)	LendingClub Corp.	143,243	0.1
762 (1)	LendingTree, Inc.	40,455	0.0
2,487	Live Oak Bancshares, Inc.	85,428	0.1
5,379 (1)	loanDepot, Inc. - Class A	11,135	0.0
3,360	Marex Group PLC	128,890	0.1
25,749 (1)	Marqeta, Inc. - Class A	122,308	0.1
3,622 (1)	MBIA, Inc.	25,934	0.0
1,252	Mercantile Bank Corp.	60,221	0.0
1,856	Merchants Bancorp	63,215	0.0
1,835	Mercury General Corp.	172,600	0.1
1,829	Metrocity Bankshares, Inc.	48,542	0.0
692	Metropolitan Bank Holding Corp.	52,841	0.0
7,433	MFA Financial, Inc.	69,201	0.0
1,372 (1)	Miami International Holdings, Inc.	60,889	0.0
1,580	Mid Penn Bancorp, Inc.	49,012	0.0
735	Middlefield Banc Corp.	25,387	0.0
1,603	Midland States Bancorp, Inc.	33,936	0.0
1,263	MidWestOne Financial Group, Inc.	48,625	0.0
5,031	Moelis & Co. - Class A	345,831	0.2
1,029	MVB Financial Corp.	26,579	0.0
2,663	National Bank Holdings Corp. - Class A	101,221	0.1
4,634	Navient Corp.	60,242	0.0
2,917	NB Bancorp, Inc.	57,815	0.0
3,494	NBT Bancorp, Inc.	145,071	0.1
778	Nelnet, Inc. - Class A	103,443	0.1
2,879 (1)	NerdWallet, Inc. - Class A	39,010	0.0
20,574	New York Community Bancorp, Inc.	259,027	0.1
6,878	New York Mortgage Trust, Inc.	50,209	0.0
1,793	NewtekOne, Inc.	20,351	0.0
944	Nicolet Bankshares, Inc.	114,507	0.1
5,350 (1)	NMI Holdings, Inc. - Class A	218,226	0.1
555	Northeast Bank	57,681	0.0
1,164	Northeast Community Bancorp, Inc.	26,318	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,089	Northfield Bancorp, Inc.	$35,307	0.0
1,580	Northrim BanCorp, Inc.	42,044	0.0
8,983	Northwest Bancshares, Inc.	107,796	0.1
843	Norwood Financial Corp.	23,646	0.0
4,029	OceanFirst Financial Corp.	72,321	0.0
509 (1)	Ocwen Financial Corp.	23,307	0.0
3,007	OFG Bancorp	123,227	0.1
22,576	Old National Bancorp	503,671	0.3
3,363	Old Second Bancorp, Inc.	65,578	0.0
7,387 (1)	Open Lending Corp.	11,450	0.0
2,513 (1)	Oportun Financial Corp.	13,294	0.0
1,720	OppFi, Inc.	17,991	0.0
849	Orange County Bancorp, Inc.	24,239	0.0
7,125	Orchid Island Capital, Inc.	51,300	0.0
2,114	Origin Bancorp, Inc.	79,508	0.1
1,362	Orrstown Financial Services, Inc.	48,242	0.0
13,222 (1)	Oscar Health, Inc. - Class A	190,000	0.1
3,586	P10, Inc. - Class A	35,179	0.0
12,456	Pagseguro Digital Ltd. - Class A	120,076	0.1
1,816 (1)	Palomar Holdings, Inc.	244,724	0.1
1,032	Park National Corp.	157,050	0.1
1,520	Pathward Financial, Inc.	107,920	0.1
4,188	Patria Investments Ltd. - Class A	66,547	0.0
4,465 (1)	Patriot National Bancorp, Inc.	8,126	0.0
19,306 (1)	Payoneer Global, Inc.	108,500	0.1
2,352 (1)	Paysafe Ltd.	19,028	0.0
2,538 (1)	Paysign, Inc.	13,071	0.0
1,292	Peapack-Gladstone Financial Corp.	35,982	0.0
2,016	PennyMac Financial Services, Inc.	265,789	0.1
6,400	PennyMac Mortgage Investment Trust	80,320	0.1
2,575	Peoples Bancorp, Inc.	77,327	0.0
890	Peoples Financial Services Corp.	43,352	0.0
4,045	Perella Weinberg Partners	69,979	0.0
1,189	Piper Sandler Cos.	403,915	0.2
1,572	PJT Partners, Inc. - Class A	262,838	0.1
584	Plumas Bancorp	26,099	0.0
1,975 (1)	Ponce Financial Group, Inc.	32,291	0.0
2,838 (1)	PRA Group, Inc.	50,204	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
840	Preferred Bank/Los Angeles CA	$79,321	0.0
1,806 (1)	Priority Technology Holdings, Inc.	9,843	0.0
3,324 (1)	ProAssurance Corp.	80,308	0.1
2,716	PROG Holdings, Inc.	80,095	0.1
8,687	Provident Financial Services, Inc.	171,568	0.1
1,189	QCR Holdings, Inc.	99,044	0.1
9,151	Radian Group, Inc.	329,344	0.2
12,182	Ready Capital Corp.	26,557	0.0
501	Red River Bancshares, Inc.	35,786	0.0
9,811	Redwood Trust, Inc.	54,255	0.0
712	Regional Management Corp.	27,590	0.0
10,755 (1)	Remitly Global, Inc.	148,419	0.1
6,402	Renasant Corp.	225,478	0.1
5,780 (1)	Repay Holdings Corp.	21,097	0.0
699	Republic Bancorp, Inc. - Class A	48,224	0.0
796 (1)	Root, Inc. - Class A	57,495	0.0
2,749	S&T Bancorp, Inc.	108,173	0.1
1,041	Safety Insurance Group, Inc.	81,104	0.1
5,804	Seacoast Banking Corp. of Florida	182,362	0.1
4,147	Selective Insurance Group, Inc.	346,979	0.2
9,782 (1)	Selectquote, Inc.	13,793	0.0
3,537	ServisFirst Bancshares, Inc.	253,921	0.1
1,069 (1)	Sezzle, Inc.	67,855	0.0
2,624	Shore Bancshares, Inc.	46,392	0.0
1,254	Sierra Bancorp	40,981	0.0
9,517	Simmons First National Corp. - Class A	179,395	0.1
7,085 (1)	SiriusPoint Ltd.	155,091	0.1
2,525 (1)	Skyward Specialty Insurance Group, Inc.	129,053	0.1
1,378 (1)	Slide Insurance Holdings, Inc.	26,843	0.0
1,339	SmartFinancial, Inc.	49,530	0.0
1,155	South Plains Financial, Inc.	44,814	0.0
738 (1)	Southern First Bancshares, Inc.	38,022	0.0
801	Southern Missouri Bancorp, Inc.	47,355	0.0
2,233	Southside Bancshares, Inc.	67,861	0.0
3,524	Stellar Bancorp, Inc.	109,033	0.1
4,523	StepStone Group, Inc. - Class A	290,241	0.2
1,928	Stewart Information Services Corp.	135,461	0.1
1,842	Stock Yards Bancorp, Inc.	119,638	0.1
17,077 (1)	StoneCo Ltd. - Class A	252,569	0.1

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,121 (1)	StoneX Group, Inc.	$296,901	0.2
3,053 (1)	Texas Capital Bancshares, Inc.	276,419	0.1
1,047 (1)	Third Coast Bancshares, Inc.	39,796	0.0
913	Timberland Bancorp, Inc.	32,685	0.0
1,823	Tiptree, Inc.	33,306	0.0
1,005	Tompkins Financial Corp.	72,883	0.0
5,036	Towne Bank/ Portsmouth VA	168,051	0.1
5,708	TPG RE Finance Trust, Inc.	49,146	0.0
2,274	TriCo Bancshares	107,719	0.1
7,878 (1)	Triller Group, Inc.	252	0.0
1,554 (1)	Triumph Financial, Inc.	97,327	0.1
2,538 (1)	Trupanion, Inc.	94,845	0.1
1,511	TrustCo Bank Corp. NY	62,450	0.0
3,837	Trustmark Corp.	149,451	0.1
7,379	Two Harbors Investment Corp.	77,480	0.0
4,868	UMB Financial Corp.	560,015	0.3
9,286	United Bankshares, Inc.	356,582	0.2
8,202	United Community Banks, Inc.	256,066	0.1
1,489	United Fire Group, Inc.	54,125	0.0
610	Unity Bancorp, Inc.	31,549	0.0
1,826	Universal Insurance Holdings, Inc.	61,719	0.0
2,251	Univest Financial Corp.	73,698	0.0
5,794 (1)	Upstart Holdings, Inc.	253,372	0.1
31,655	Valley National Bancorp	369,730	0.2
3,028	Victory Capital Holdings, Inc. - Class A	191,037	0.1
461	Virtus Investment Partners, Inc.	75,212	0.0
2,281	Walker & Dunlop, Inc.	137,202	0.1
5,160	Washington Federal, Inc.	165,275	0.1
1,385	Washington Trust Bancorp, Inc.	40,927	0.0
1,489	Waterstone Financial, Inc.	24,643	0.0
18,118 (1)	Webull Corp.	140,777	0.1
6,393	WesBanco, Inc.	212,503	0.1
1,642	West BanCorp, Inc.	36,436	0.0
1,690	Westamerica BanCorp	80,833	0.1
8,661	WisdomTree, Inc.	105,578	0.1
227 (1)	World Acceptance Corp.	31,869	0.0
3,769	WSFS Financial Corp.	208,200	0.1
		34,564,874	17.1

	Health Care: 18.3%
7,272 (1)	10X Genomics, Inc. - Class A	118,606	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,093 (1)	4D Molecular Therapeutics, Inc.	$23,197	0.0
816 (1)	Aardvark Therapeutics, Inc.	10,710	0.0
3,029 (1)(2)	Abeona Therapeutics, Inc.	15,963	0.0
8,878 (1)(2)	Absci Corp.	30,984	0.0
8,465 (1)	ACADIA Pharmaceuticals, Inc.	226,100	0.1
7,814 (1)	Accuray, Inc.	6,443	0.0
6,775 (1)	Aclaris Therapeutics, Inc.	20,393	0.0
6,733 (1)	AdaptHealth Corp.	67,061	0.0
10,207 (1)	Adaptive Biotechnologies Corp.	165,762	0.1
5,626 (1)	ADC Therapeutics SA	19,860	0.0
1,263 (1)	Addus HomeCare Corp.	135,634	0.1
15,763 (1)	ADMA Biologics, Inc.	287,517	0.2
21,480 (1)	agilon health, Inc.	14,793	0.0
3,848 (1)	Agios Pharmaceuticals, Inc.	104,743	0.1
16,852 (1)	Akebia Therapeutics, Inc.	27,132	0.0
4,841 (1)(3)(4)	Akero Therapeutics, Inc.	3,147	0.0
3,844 (1)	Aldeyra Therapeutics, Inc.	19,912	0.0
5,442 (1)	Alector, Inc.	8,490	0.0
10,887 (1)	Alignment Healthcare, Inc.	215,018	0.1
11,005 (1)	Alkermes PLC	307,920	0.2
10,696 (1)	Allogene Therapeutics, Inc.	14,654	0.0
7,931 (1)	Alphatec Holdings, Inc.	166,868	0.1
5,318 (1)	Altimmune, Inc.	19,198	0.0
3,818 (1)	Alumis, Inc.	37,264	0.0
19,468 (1)	Amicus Therapeutics, Inc.	277,224	0.1
2,676 (1)	AMN Healthcare Services, Inc.	42,174	0.0
10,440 (1)	Amneal Pharmaceuticals, Inc.	131,544	0.1
2,539 (1)	Amphastar Pharmaceuticals, Inc.	67,994	0.0
5,789 (1)	Amylyx Pharmaceuticals, Inc.	69,931	0.0
1,300 (1)	AnaptysBio, Inc.	63,024	0.0
5,886 (1)	Anavex Life Sciences Corp.	20,954	0.0
2,838 (1)	AngioDynamics, Inc.	36,440	0.0
1,222 (1)	ANI Pharmaceuticals, Inc.	96,465	0.1
1,009 (1)	Anika Therapeutics, Inc.	9,696	0.0
7,165 (1)	Annexon, Inc.	35,968	0.0
2,235 (1)	Anteris Technologies Global Corp.	11,153	0.0
2,524 (1)	Apogee Therapeutics, Inc.	190,512	0.1

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,892 (1)	Apollo Medical Holdings, Inc.	$71,751	0.0
6,589 (1)(2)	Aquestive Therapeutics, Inc.	42,565	0.0
11,093 (1)	Arbutus Biopharma Corp.	53,357	0.0
2,380 (1)	Arcellx, Inc.	155,176	0.1
1,749 (1)	Arcturus Therapeutics Holdings, Inc.	10,721	0.0
5,085 (1)	Arcus Biosciences, Inc.	121,176	0.1
7,282 (1)	Arcutis Biotherapeutics, Inc.	211,469	0.1
16,335 (1)	Ardelyx, Inc.	95,233	0.1
1,844 (1)	Ardent Health Partners, Inc.	16,283	0.0
1,747 (1)(2)	ArriVent Biopharma, Inc.	35,150	0.0
8,897 (1)	Arrowhead Pharmaceuticals, Inc.	590,672	0.3
3,817 (1)(2)	ARS Pharmaceuticals, Inc.	44,468	0.0
2,727 (1)	Artivion, Inc.	124,378	0.1
4,444 (1)	Arvinas, Inc.	52,706	0.0
3,175 (1)	Astria Therapeutics, Inc.	41,561	0.0
6,044 (1)	Atea Pharmaceuticals, Inc.	21,577	0.0
3,328 (1)	AtriCure, Inc.	131,656	0.1
6,256 (1)(2)	aTyr Pharma, Inc.	4,899	0.0
3,162 (1)	Aura Biosciences, Inc.	17,233	0.0
8,159 (1)	Aurinia Pharmaceuticals, Inc.	130,136	0.1
6,104 (1)	Avadel Pharmaceuticals PLC	131,541	0.1
3,364 (1)	Avanos Medical, Inc.	37,778	0.0
4,010 (1)	Aveanna Healthcare Holdings, Inc.	32,762	0.0
7,724 (1)	Avidity Biosciences, Inc.	557,132	0.3
1,144 (1)(2)	Avita Medical, Inc.	3,947	0.0
3,066 (1)	Axogen, Inc.	100,350	0.1
2,797 (1)	Axsome Therapeutics, Inc.	510,844	0.3
2,769 (1)	Azenta, Inc.	92,097	0.1
6,473 (1)	Beam Therapeutics, Inc.	179,432	0.1
1,121 (1)	Benitec Biopharma, Inc.	15,100	0.0
2,554 (1)	Beta Bionics, Inc.	77,820	0.1
2,257 (1)	Bicara Therapeutics, Inc.	37,985	0.0
1,480 (1)	BioAge Labs, Inc.	19,580	0.0
14,228 (1)	BioCryst Pharmaceuticals, Inc.	110,978	0.1
6,246 (1)	Biohaven Ltd.	70,517	0.0
2,638 (1)	BioLife Solutions, Inc.	63,787	0.0
2,230 (1)	Biote Corp. - Class A	5,798	0.0
3,490 (1)	Bioventus, Inc. - Class A	25,966	0.0
4,715 (1)	Blade Air Mobility, Inc.	22,679	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,775 (1)	Bridgebio Pharma, Inc.	$824,180	0.4
354 (1)	Bright Minds Biosciences, Inc.	27,626	0.0
7,356 (1)	BrightSpring Health Services, Inc.	275,482	0.1
15,994 (1)	Brookdale Senior Living, Inc.	172,575	0.1
13,762 (1)	Butterfly Network, Inc.	52,296	0.0
2,786 (1)(2)	Candel Therapeutics, Inc.	15,741	0.0
2,639 (1)	Capricor Therapeutics, Inc.	76,162	0.0
4,612 (1)	Cardiff Oncology, Inc.	12,960	0.0
3,644 (1)	CareDx, Inc.	68,653	0.0
710 (1)(2)	Cartesian Therapeutics, Inc.	5,119	0.0
1,995 (1)	Castle Biosciences, Inc.	77,605	0.0
7,894 (1)	Catalyst Pharmaceuticals, Inc.	184,246	0.1
2,147 (1)	Celcuity, Inc.	214,142	0.1
4,548 (1)	Celldex Therapeutics, Inc.	123,524	0.1
1,826 (1)	Ceribell, Inc.	40,044	0.0
14,298 (1)	Cerus Corp.	29,454	0.0
3,771 (1)	CG oncology, Inc.	156,572	0.1
3,390 (1)	ChromaDex Corp.	21,560	0.0
1,311 (1)	Cidara Therapeutics, Inc.	289,587	0.2
553 (1)(2)	Claritev Corp.	23,641	0.0
1,904 (1)	ClearPoint Neuro, Inc.	26,047	0.0
28,322 (1)	Clover Health Investments Corp.	66,557	0.0
5,839 (1)	Codexis, Inc.	9,518	0.0
9,460 (1)	Cogent Biosciences, Inc.	336,019	0.2
6,445 (1)	Coherus Biosciences, Inc.	9,152	0.0
2,165 (1)	Collegium Pharmaceutical, Inc.	100,240	0.1
9,059 (1)	Community Health Systems, Inc.	28,264	0.0
8,594 (1)	Compass Therapeutics, Inc.	46,150	0.0
772 (1)	Computer Programs and Systems, Inc.	17,038	0.0
8,005	Concentra Group Holdings Parent, Inc.	157,538	0.1
2,124	CONMED Corp.	86,234	0.1
4,692 (1)(2)	CorMedix, Inc.	54,568	0.0
2,008 (1)	CorVel Corp.	135,881	0.1
3,748 (1)	Corvus Pharmaceuticals, Inc.	28,860	0.0
6,245 (1)	Crinetics Pharmaceuticals, Inc.	290,705	0.2
5,756 (1)(2)	CRISPR Therapeutics AG	301,845	0.2
2,204 (1)	Cross Country Healthcare, Inc.	17,852	0.0
3,486 (1)	CryoPort, Inc.	33,466	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,898 (1)	Cullinan Oncology, Inc.	$40,344	0.0
1,260 (1)	CVRx, Inc.	8,946	0.0
8,115 (1)	Cytek Biosciences, Inc.	40,981	0.0
8,062 (1)	Cytokinetics, Inc.	512,259	0.3
4,958 (1)	Day One Biopharmaceuticals, Inc.	46,209	0.0
3,046 (1)	Definitive Healthcare Corp.	8,742	0.0
2,173 (1)	Delcath Systems, Inc.	21,947	0.0
8,975 (1)	Denali Therapeutics, Inc.	148,177	0.1
2,143 (1)	Design Therapeutics, Inc.	20,101	0.0
2,173 (1)	DiaMedica Therapeutics, Inc.	17,297	0.0
1,597 (1)	Dianthus Therapeutics, Inc.	65,812	0.0
1,633 (1)	Disc Medicine, Inc.	129,677	0.1
7,393 (1)	DocGo, Inc.	6,490	0.0
6,954 (1)	Dynavax Technologies Corp.	106,953	0.1
8,500 (1)	Dyne Therapeutics, Inc.	166,260	0.1
4,658 (1)	Edgewise Therapeutics, Inc.	115,588	0.1
6,098 (1)	Editas Medicine, Inc.	12,501	0.0
4,566 (1)	Eledon Pharmaceuticals, Inc.	6,895	0.0
4,054	Embecta Corp.	48,162	0.0
3,594 (1)	Emergent BioSolutions, Inc.	44,422	0.0
1,733 (1)	Enanta Pharmaceuticals, Inc.	27,329	0.0
3,542 (1)	Enhabit, Inc.	32,657	0.0
2,642 (1)	Enliven Therapeutics, Inc.	40,687	0.0
3,834 (1)	Enovis Corp.	102,138	0.1
3,793	Ensign Group, Inc.	660,741	0.3
2,116 (1)	Entrada Therapeutics, Inc.	21,752	0.0
12,378 (1)	Erasca, Inc.	46,046	0.0
15,383 (1)	Esperion Therapeutics, Inc.	56,917	0.0
1,881 (1)	Eton Pharmaceuticals, Inc.	31,808	0.0
8,218 (1)	Evolent Health, Inc. - Class A	32,872	0.0
3,691 (1)	Evolus, Inc.	24,545	0.0
4,979 (1)	EyePoint Pharmaceuticals, Inc.	90,966	0.1
8,110 (1)	Fate Therapeutics, Inc.	7,969	0.0
1,830 (1)	Fennec Pharmaceuticals, Inc.	14,091	0.0
2,510 (1)	Foghorn Therapeutics, Inc.	13,554	0.0
6,261 (1)	Fortrea Holdings, Inc.	108,002	0.1
3,054 (1)	Fulcrum Therapeutics, Inc.	34,541	0.0
1,478 (1)	Fulgent Genetics, Inc.	38,827	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,284 (1)	GeneDx Holdings Corp.	$166,997	0.1
40,693 (1)	Geron Corp.	53,715	0.0
2,735 (1)(2)	Ginkgo Bioworks Holdings, Inc.	22,728	0.0
3,785 (1)	Glaukos Corp.	427,364	0.2
13,728 (1)	Gossamer Bio, Inc.	42,557	0.0
2,359 (1)	GRAIL, Inc.	201,907	0.1
8,224 (1)	Guardant Health, Inc.	839,999	0.4
1,219 (1)	Guardian Pharmacy Services, Inc. - Class A	36,680	0.0
3,257 (1)	Haemonetics Corp.	261,049	0.1
2,952 (1)	Harmony Biosciences Holdings, Inc.	110,464	0.1
2,208 (1)	Harrow, Inc.	108,192	0.1
4,967 (1)	Health Catalyst, Inc.	11,871	0.0
5,786 (1)	HealthEquity, Inc.	530,055	0.3
1,696	HealthStream, Inc.	39,127	0.0
1,242 (1)	HeartFlow, Inc.	36,204	0.0
10,907 (1)(2)	Heron Therapeutics, Inc.	14,179	0.0
13,755 (1)	Hims & Hers Health, Inc.	446,625	0.2
10,487 (1)	Humacyte, Inc.	10,073	0.0
1,648 (1)	ICU Medical, Inc.	235,120	0.1
5,609 (1)	Ideaya Biosciences, Inc.	193,903	0.1
18,787 (1)(2)	ImmunityBio, Inc.	37,198	0.0
6,238 (1)	Immunome, Inc.	133,992	0.1
4,716 (1)	Immunovant, Inc.	119,881	0.1
8,238 (1)	Indivior PLC	295,579	0.2
4,769 (1)	Inhibikase Therapeutics, Inc.	9,776	0.0
646 (1)	Inhibrx Biosciences, Inc.	51,034	0.0
1,655 (1)	Innovage Holding Corp.	8,589	0.0
4,286 (1)	Innoviva, Inc.	85,677	0.1
1,916 (1)	Inogen, Inc.	12,876	0.0
2,293 (1)	Integer Holdings Corp.	179,840	0.1
4,750 (1)	Integra LifeSciences Holdings Corp.	58,995	0.0
6,911 (1)	Intellia Therapeutics, Inc.	62,130	0.0
20,341 (1)	Iovance Biotherapeutics, Inc.	55,531	0.0
578	iRadimed Corp.	56,228	0.0
2,168 (1)	iRhythm Technologies, Inc.	384,690	0.2
11,095 (1)	Ironwood Pharmaceuticals, Inc.	37,390	0.0
3,101	Jade Biosciences, Inc.	47,848	0.0
2,712 (1)	Janux Therapeutics, Inc.	37,426	0.0
1,241 (1)(2)	Joint Corp.	10,822	0.0
2,652 (1)	KalVista Pharmaceuticals, Inc.	42,830	0.0
2,117 (1)	Keros Therapeutics, Inc.	43,102	0.0

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,241 (1)	Kestra Medical Technologies Ltd.	$32,911	0.0
2,270 (1)	Kodiak Sciences, Inc.	63,469	0.0
3,543 (1)	KORU Medical Systems, Inc.	20,585	0.0
1,690 (1)	Krystal Biotech, Inc.	416,653	0.2
5,436 (1)	Kura Oncology, Inc.	56,480	0.0
3,809 (1)	Kymera Therapeutics, Inc.	296,378	0.2
4,540 (1)	Lantheus Holdings, Inc.	302,137	0.2
3,082 (1)	Larimar Therapeutics, Inc.	11,742	0.0
1,135 (1)	LB Pharmaceuticals, Inc.	25,265	0.0
1,433	LeMaitre Vascular, Inc.	116,216	0.1
788 (1)	LENSAR, Inc.	9,164	0.0
1,197 (1)(2)	LENZ Therapeutics, Inc.	19,152	0.0
4,170 (1)	Lexeo Therapeutics, Inc.	41,408	0.0
1,981 (1)	Lifecore Biomedical, Inc.	16,205	0.0
2,414 (1)	LifeMD, Inc.	8,232	0.0
9,737 (1)	LifeStance Health Group, Inc.	68,548	0.0
1,309 (1)	Ligand Pharmaceuticals, Inc.	247,493	0.1
4,441 (1)	Liquidia Corp.	153,170	0.1
3,738 (1)	LivaNova PLC	229,999	0.1
8,772 (1)	Lucid Diagnostics, Inc.	9,561	0.0
1,257 (1)	Madrigal Pharmaceuticals, Inc.	732,001	0.4
20,983 (1)	MannKind Corp.	118,974	0.1
1,021 (1)(2)	MapLight Therapeutics, Inc.	17,934	0.0
8,117 (1)	Maravai LifeSciences Holdings, Inc. - Class A	26,380	0.0
8,378 (1)	MaxCyte, Inc.	12,986	0.0
1,414 (1)	Maze Therapeutics, Inc.	58,582	0.0
1,892 (1)	MBX Biosciences, Inc.	59,674	0.0
577 (1)	MediWound Ltd.	10,651	0.0
3,080 (1)	MeiraGTx Holdings PLC	24,486	0.0
3,933 (1)	Merit Medical Systems, Inc.	346,655	0.2
371	Mesa Laboratories, Inc.	29,124	0.0
8,507 (1)	MiMedx Group, Inc.	57,592	0.0
6,077 (1)	Mind Medicine MindMed, Inc.	81,371	0.1
3,093 (1)	Mineralys Therapeutics, Inc.	112,245	0.1
2,806 (1)	Mirum Pharmaceuticals, Inc.	221,646	0.1
299 (1)	Monopar Therapeutics, Inc.	19,525	0.0
3,283 (1)	Monte Rosa Therapeutics, Inc.	51,477	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,340 (1)	Myriad Genetics, Inc.	$38,991	0.0
4,489 (1)	Nano-X Imaging Ltd.	12,569	0.0
895	National HealthCare Corp.	122,696	0.1
1,025	National Research Corp.	19,239	0.0
15,032 (1)	Neogen Corp.	105,074	0.1
8,831 (1)	NeoGenomics, Inc.	103,853	0.1
747 (1)(2)	Neurogene, Inc.	15,388	0.0
2,687 (1)(2)	Neuronetics, Inc.	3,708	0.0
1,772 (1)	NeuroPace, Inc.	27,360	0.0
10,345 (1)(2)	Novavax, Inc.	69,518	0.0
7,099 (1)	Novocure Ltd.	91,790	0.1
6,623 (1)	Nurix Therapeutics, Inc.	125,638	0.1
241 (1)	Nutex Health, Inc.	39,673	0.0
3,236 (1)	Nuvalent, Inc. - Class A	325,509	0.2
16,570 (1)	Nuvation Bio, Inc.	148,467	0.1
970 (1)	Nuvectis Pharma, Inc.	7,324	0.0
12,173 (1)	Ocular Therapeutix, Inc.	147,780	0.1
4,074 (1)	Olema Pharmaceuticals, Inc.	101,850	0.1
476 (1)	Omada Health, Inc.	7,511	0.0
4,345 (1)(2)	Omeros Corp.	74,625	0.0
7,791 (1)	OmniAb, Inc.	14,413	0.0
3,124 (1)	Omnicell, Inc.	141,517	0.1
4,298 (1)	Oncology Institute, Inc.	15,301	0.0
26,496 (1)	OPKO Health, Inc.	33,385	0.0
1,197 (1)	OptimizeRx Corp.	14,675	0.0
10,812 (1)	Option Care Health, Inc.	344,470	0.2
5,815 (1)	OraSure Technologies, Inc.	14,072	0.0
4,974 (1)	Organogenesis Holdings, Inc.	25,765	0.0
4,156 (1)	ORIC Pharmaceuticals, Inc.	33,996	0.0
2,788 (1)	Orthofix Medical, Inc.	42,266	0.0
1,267 (1)	OrthoPediatrics Corp.	22,502	0.0
2,515 (1)(2)	Oruka Therapeutics, Inc.	76,230	0.0
1,257 (1)(2)	Outset Medical, Inc.	4,663	0.0
5,373 (1)	Owens & Minor, Inc.	15,044	0.0
19,615 (1)	Pacific Biosciences of California, Inc.	36,680	0.0
3,070 (1)	Pacira BioSciences, Inc.	79,452	0.1
3,031 (1)	PACS Group, Inc.	116,360	0.1
471 (1)	Palvella Therapeutics, Inc.	49,300	0.0
5,878 (1)	Pediatrix Medical Group, Inc.	125,730	0.1
2,412 (1)	Pennant Group, Inc.	67,898	0.0
3,589 (1)(2)	Personalis, Inc.	28,568	0.0
4,181 (1)	Perspective Therapeutics, Inc.	11,498	0.0
2,836 (1)	Phathom Pharmaceuticals, Inc.	47,049	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,433	Phibro Animal Health Corp. - Class A	$53,537	0.0
3,833 (1)	Phreesia, Inc.	64,854	0.0
1,515 (1)	Praxis Precision Medicines, Inc.	446,531	0.2
12,055 (1)	Precigen, Inc.	50,390	0.0
3,304 (1)	Prestige Consumer Healthcare, Inc.	203,824	0.1
6,664 (1)(2)	Prime Medicine, Inc.	23,124	0.0
7,832 (1)	Privia Health Group, Inc.	185,697	0.1
3,626 (1)	PROCEPT BioRobotics Corp.	114,074	0.1
4,978 (1)	Progyny, Inc.	127,835	0.1
3,972 (1)	Protagonist Therapeutics, Inc.	346,914	0.2
2,136 (1)	Protara Therapeutics, Inc.	11,385	0.0
2,727 (1)	Prothena Corp. PLC	26,043	0.0
5,264 (1)	PTC Therapeutics, Inc.	399,853	0.2
3,172 (1)	Pulmonx Corp.	7,010	0.0
1,322 (1)	Pulse Biosciences, Inc.	18,151	0.0
3,355 (1)	Puma Biotechnology, Inc.	19,962	0.0
2,562 (1)	Quanterix Corp.	16,294	0.0
9,895 (1)	Quantum-Si, Inc.	10,884	0.0
4,635 (1)	QuidelOrtho Corp.	132,376	0.1
4,626 (1)	RadNet, Inc.	330,065	0.2
1,877 (1)	Rapport Therapeutics, Inc.	56,948	0.0
24,815 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	101,493	0.1
3,253 (1)	REGENXBIO, Inc.	46,843	0.0
9,131 (1)	Relay Therapeutics, Inc.	77,248	0.0
4,875 (1)	Replimune Group, Inc.	47,385	0.0
4,777 (1)	Rezolute, Inc.	11,274	0.0
3,622 (1)	Rhythm Pharmaceuticals, Inc.	387,699	0.2
1,217 (1)	Rigel Pharmaceuticals, Inc.	52,124	0.0
5,423 (1)	Rocket Pharmaceuticals, Inc.	19,035	0.0
2,616 (1)	RxSight, Inc.	27,259	0.0
11,040 (1)(2)	Sana Biotechnology, Inc.	44,933	0.0
520 (1)	SANUWAVE Health, Inc.	15,517	0.0
9,141 (1)	Savara, Inc.	55,120	0.0
5,604 (1)	Scholar Rock Holding Corp.	246,856	0.1
3,913 (1)	Schrodinger, Inc./ United States	69,964	0.0
7,343	Select Medical Holdings Corp.	109,044	0.1
8,004 (1)(2)	SELLAS Life Sciences Group, Inc.	30,175	0.0
740 (1)(2)	Semler Scientific, Inc.	11,315	0.0
1,531 (1)	Septerna, Inc.	42,684	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,780 (1)	SI-BONE, Inc.	$54,822	0.0
3,066	SIGA Technologies, Inc.	18,733	0.0
3,297 (1)	Sight Sciences, Inc.	26,145	0.0
1,168 (1)	Simulations Plus, Inc.	21,293	0.0
1,049 (1)	Sionna Therapeutics, Inc.	43,156	0.0
3,077 (1)	Soleno Therapeutics, Inc.	142,465	0.1
4,275 (1)	Solid Biosciences, Inc.	24,111	0.0
4,499 (1)	Spyre Therapeutics, Inc.	147,387	0.1
3,369 (1)	STAAR Surgical Co.	77,790	0.1
21,870 (1)	Standard BioTools, Inc.	27,994	0.0
2,944 (1)	Stoke Therapeutics, Inc.	93,443	0.1
3,636 (1)	Supernus Pharmaceuticals, Inc.	180,709	0.1
5,240 (1)	Surgery Partners, Inc.	80,958	0.1
5,871 (1)	Syndax Pharmaceuticals, Inc.	123,350	0.1
1,618 (1)	Tactile Systems Technology, Inc.	46,922	0.0
8,786 (1)	Talkspace, Inc.	31,893	0.0
4,684 (1)	Tandem Diabetes Care, Inc.	102,954	0.1
7,049 (1)(2)	Tango Therapeutics, Inc.	62,454	0.0
2,694 (1)	Tarsus Pharmaceuticals, Inc.	220,585	0.1
14,704 (1)	Taysha Gene Therapies, Inc.	80,872	0.1
781 (1)(2)	Tectonic Therapeutic, Inc.	16,292	0.0
12,153 (1)	Teladoc Health, Inc.	85,071	0.1
5,819 (1)	Terns Pharmaceuticals, Inc.	235,088	0.1
9,867 (1)	TG Therapeutics, Inc.	294,135	0.2
2,820 (1)	Theravance Biopharma, Inc.	52,762	0.0
1,782 (3)	Third Harmonic Bio, Inc.	—	—
766 (1)	Tonix Pharmaceuticals Holding Corp.	11,965	0.0
2,284 (1)	TransMedics Group, Inc.	277,849	0.1
5,661 (1)	Travere Therapeutics, Inc.	216,307	0.1
3,192 (1)	Treace Medical Concepts, Inc.	7,820	0.0
5,905 (1)	Trevi Therapeutics, Inc.	73,931	0.0
1,994 (1)	TriSalus Life Sciences, Inc.	13,918	0.0
4,006 (1)	Twist Bioscience Corp.	127,070	0.1
1,704 (1)	Tyra Biosciences, Inc.	44,798	0.0
513 (1)	UFP Technologies, Inc.	113,901	0.1
2,351 (1)	Upstream Bio, Inc.	63,830	0.0
2,562 (1)	UroGen Pharma Ltd.	60,002	0.0

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,018	US Physical Therapy, Inc.	$79,496	0.1
4,172 (1)	Vanda Pharmaceuticals, Inc.	36,797	0.0
2,861 (1)	Varex Imaging Corp.	33,331	0.0
7,795 (1)	Vaxcyte, Inc.	359,661	0.2
3,676 (1)	Vera Therapeutics, Inc.	186,153	0.1
5,307 (1)	Veracyte, Inc.	223,425	0.1
3,535 (1)	Verastem, Inc.	27,290	0.0
3,431 (1)	Vericel Corp.	123,550	0.1
2,719 (1)	Viemed Healthcare, Inc.	20,202	0.0
6,487 (1)	Vir Biotechnology, Inc.	39,117	0.0
5,224 (1)	Viridian Therapeutics, Inc.	162,571	0.1
3,320 (1)	Voyager Therapeutics, Inc.	13,048	0.0
7,872 (1)	WaVe Life Sciences Ltd.	133,824	0.1
6,936 (1)	Waystar Holding Corp.	227,154	0.1
4,892 (1)	Xencor, Inc.	74,897	0.0
5,174 (1)	Xenon Pharmaceuticals, Inc.	231,899	0.1
10,558 (1)	Xeris Biopharma Holdings, Inc.	82,880	0.1
703 (1)	XOMA Corp.	18,693	0.0
1,270 (1)(2)	Zenas Biopharma, Inc.	46,114	0.0
3,822 (1)	Zevra Therapeutics, Inc.	34,245	0.0
3,556 (1)	Zymeworks, Inc.	93,629	0.1
		36,807,197	18.3

	Industrials: 16.7%
8,997 (1)	3D Systems Corp.	15,925	0.0
2,425 (1)	AAR Corp.	200,766	0.1
4,039	ABM Industries, Inc.	170,850	0.1
6,481	ACCO Brands Corp.	24,174	0.0
12,712 (1)	Acuren Corp.	128,518	0.1
11,477 (1)	ACV Auctions, Inc. - Class A	92,046	0.1
2,340	Aebi Schmidt Holding AG	29,601	0.0
2,521 (1)	AeroVironment, Inc.	609,805	0.3
2,675 (1)	AerSale Corp.	19,019	0.0
1,800 (1)(2)	AirJoule Technologies Corp.	7,092	0.0
496 (1)	AIRO Group Holdings, Inc.	4,057	0.0
703	Alamo Group, Inc.	118,013	0.1
2,022	Albany International Corp. - Class A	102,515	0.1
29,059	Alight, Inc. - Class A	56,665	0.0
1,037 (1)	Allegiant Travel Co.	88,425	0.1
2,185 (1)	Alliance Laundry Holdings, Inc.	44,465	0.0
1,077	Allient, Inc.	57,889	0.0
1,835	Alta Equipment Group, Inc.	8,441	0.0
2,255 (1)	Ameresco, Inc. - Class A	66,049	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,908 (1)	American Superconductor Corp.	$83,692	0.0
1,013 (1)	American Woodmark Corp.	54,601	0.0
7,354 (1)	Amprius Technologies, Inc.	58,023	0.0
1,479	Apogee Enterprises, Inc.	53,850	0.0
1,539	ArcBest Corp.	114,178	0.1
42,668 (1)	Archer Aviation, Inc. - Class A	320,863	0.2
3,287	Arcosa, Inc.	349,474	0.2
915	Argan, Inc.	286,688	0.1
10,424 (1)	Array Technologies, Inc.	96,109	0.1
1,608	Astec Industries, Inc.	69,659	0.0
2,008 (1)	Astronics Corp.	108,914	0.1
2,031 (1)	Asure Software, Inc.	19,132	0.0
2,273	Atkore, Inc.	143,767	0.1
5,613	Atmus Filtration Technologies, Inc.	291,371	0.2
1,995	AZZ, Inc.	213,824	0.1
1,814	Barrett Business Services, Inc.	65,685	0.0
2,075 (1)(2)	BlackSky Technology, Inc.	38,906	0.0
14,737 (1)	Bloom Energy Corp. - Class A	1,280,498	0.6
2,163 (1)	Blue Bird Corp.	101,661	0.1
584 (1)	BlueLinx Holdings, Inc.	35,875	0.0
2,553	Boise Cascade Co.	187,901	0.1
1,001 (1)	Bowman Consulting Group Ltd.	33,053	0.0
4,072 (1)	BrightView Holdings, Inc.	51,592	0.0
2,845	Brink's Co.	332,097	0.2
1,909	Brookfield Business Corp. - Class A	68,495	0.0
1,285 (1)	Byrna Technologies, Inc.	21,575	0.0
1,989	Cadre Holdings, Inc.	81,231	0.0
4,224 (1)	Casella Waste Systems, Inc. - Class A	413,699	0.2
3,422 (1)	CBIZ, Inc.	172,640	0.1
2,039 (1)	CECO Environmental Corp.	122,034	0.1
4,784 (1)	Centuri Holdings, Inc.	120,796	0.1
3,021 (1)	Chart Industries, Inc.	623,021	0.3
1,082 (1)	Cimpress PLC	72,050	0.0
2,117	Columbus McKinnon Corp.	36,518	0.0
4,503 (1)(2)	Complete Solaria, Inc.	7,070	0.0
1,915	Concrete Pumping Holdings, Inc.	12,850	0.0
11,187 (1)	Conduent, Inc.	21,479	0.0
3,186 (1)	Construction Partners, Inc. - Class A	345,840	0.2
7,293 (1)	CoreCivic, Inc.	139,369	0.1
3,438	Costamare, Inc.	54,286	0.0

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,153	Covenant Logistics Group, Inc.	$25,412	0.0
447	CRA International, Inc.	89,711	0.1
1,884	CSG Systems International, Inc.	144,484	0.1
1,101	CSW Industrials, Inc.	323,177	0.2
4,509 (1)	Custom Truck One Source, Inc.	25,972	0.0
3,152	Deluxe Corp.	70,384	0.0
892 (1)	Distribution Solutions Group, Inc.	24,432	0.0
1,664	Douglas Dynamics, Inc.	54,330	0.0
960 (1)	Ducommun, Inc.	91,325	0.1
903 (1)	DXP Enterprises, Inc.	99,140	0.1
1,894 (1)	Dycom Industries, Inc.	639,983	0.3
3,730 (1)	Energy Recovery, Inc.	50,318	0.0
3,633	Enerpac Tool Group Corp.	138,926	0.1
2,518	EnerSys	369,516	0.2
1,823	Ennis, Inc.	32,832	0.0
11,314 (1)	Enovix Corp.	82,705	0.0
1,437	EnPro Industries, Inc.	307,705	0.2
5,260 (1)	Enviri Corp.	94,259	0.1
20,779 (1)	Eos Energy Enterprises, Inc.	238,127	0.1
1,770	ESCO Technologies, Inc.	345,840	0.2
6,225 (1)	Eve Holding, Inc.	24,838	0.0
3,495	Exponent, Inc.	242,763	0.1
1,001 (1)	Falcon's Beyond Global, Inc. - Class A	15,025	0.0
4,053	Federal Signal Corp.	440,115	0.2
1,358 (1)(2)	Firefly Aerospace, Inc.	30,378	0.0
5,423 (1)(2)	First Advantage Corp.	78,796	0.0
4,391 (1)	Fluence Energy, Inc.	86,854	0.1
10,798 (1)	Fluor Corp.	427,925	0.2
1,500 (1)	Forward Air Corp.	37,500	0.0
876 (1)	Franklin Covey Co.	14,699	0.0
2,597	Franklin Electric Co., Inc.	248,091	0.1
8,885 (1)	Freyr Battery, Inc.	59,352	0.0
6,078 (1)	Frontier Group Holdings, Inc.	28,627	0.0
7,048	FTAI Infrastructure, Inc.	32,491	0.0
2,420	GATX Corp.	410,432	0.2
2,541	Genco Shipping & Trading Ltd.	46,831	0.0
9,225 (1)	GEO Group, Inc.	148,707	0.1
2,038 (1)	Gibraltar Industries, Inc.	100,759	0.1
1,170	Global Industrial Co.	34,187	0.0
1,599	Gorman-Rupp Co.	76,352	0.0
713 (1)	Graham Corp.	45,796	0.0
2,879 (2)	Granite Construction, Inc.	332,093	0.2
4,648 (1)	Great Lakes Dredge & Dock Corp.	60,982	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,055	Greenbrier Cos., Inc.	$96,051	0.1
2,586	Griffon Corp.	190,459	0.1
4,943 (1)	Healthcare Services Group, Inc.	94,510	0.1
3,360	Heartland Express, Inc.	30,341	0.0
2,288	Helios Technologies, Inc.	122,385	0.1
2,221	Herc Holdings, Inc.	329,552	0.2
8,028 (1)	Hertz Global Holdings, Inc.	41,264	0.0
4,770	Hillenbrand, Inc.	151,304	0.1
13,833 (1)	Hillman Solutions Corp.	119,794	0.1
2,354	Himalaya Shipping Ltd.	21,421	0.0
4,230	HNI Corp.	177,829	0.1
3,999	Hub Group, Inc. - Class A	170,397	0.1
3,020 (1)	Hudson Technologies, Inc.	20,687	0.0
1,174 (1)	Huron Consulting Group, Inc.	202,996	0.1
8,993 (1)	Hyliion Holdings Corp.	16,547	0.0
883	Hyster-Yale Materials Handling, Inc.	26,234	0.0
784 (1)	IBEX Holdings Ltd.	29,933	0.0
1,275	ICF International, Inc.	108,757	0.1
617 (1)	IES Holdings, Inc.	240,025	0.1
2,064 (1)	Innodata, Inc.	105,161	0.1
2,468	Insperity, Inc.	95,561	0.1
1,326	Insteel Industries, Inc.	41,994	0.0
3,966	Interface, Inc.	110,731	0.1
7,429 (1)(2)	Intuitive Machines, Inc.	120,573	0.1
9,443 (1)	Janus International Group, Inc.	61,757	0.0
6,234 (1)	JELD-WEN Holding, Inc.	15,336	0.0
20,447 (1)	JetBlue Airways Corp.	93,034	0.1
32,629 (1)	Joby Aviation, Inc.	430,703	0.2
3,534	John Bean Technologies Corp.	532,468	0.3
799	Kadant, Inc.	227,731	0.1
2,514	Kelly Services, Inc. - Class A	22,123	0.0
5,175	Kennametal, Inc.	147,022	0.1
1,332	Kforce, Inc.	41,185	0.0
3,520	Korn Ferry	232,390	0.1
11,291 (1)	Kratos Defense & Security Solutions, Inc.	857,100	0.4
2,356 (1)(2)	KULR Technology Group, Inc.	6,974	0.0
856 (1)	L B Foster Co. - Class A	23,069	0.0
8,320 (1)	Legalzoom.com, Inc.	82,618	0.0
2,369 (1)	Legence Corp. - Class A	101,962	0.1
725 (1)	Limbach Holdings, Inc.	56,441	0.0
729	Lindsay Corp.	85,927	0.0
1,650 (1)	Liquidity Services, Inc.	50,012	0.0
2,093	LSI Industries, Inc.	38,344	0.0

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,206	Luxfer Holdings PLC	$29,847	0.0
2,639 (1)	Manitowoc Co., Inc.	31,642	0.0
3,828	Marten Transport Ltd.	43,563	0.0
8,676 (1)(2)	Masterbrand, Inc.	95,783	0.1
1,975 (1)	Matrix Service Co.	23,108	0.0
2,146	Matson, Inc.	265,138	0.1
2,157	Matthews International Corp. - Class A	56,341	0.0
3,816	Maximus, Inc.	329,397	0.2
1,086 (1)	Mayville Engineering Co., Inc.	20,330	0.0
1,708	McGrath RentCorp	179,220	0.1
3,576 (1)	Mercury Systems, Inc.	261,084	0.1
14,053 (1)	Microvast Holdings, Inc.	39,348	0.0
848	Miller Industries, Inc.	31,690	0.0
4,637	MillerKnoll, Inc.	84,764	0.0
2,298 (1)	Montrose Environmental Group, Inc.	57,059	0.0
1,914	Moog, Inc. - Class A	466,155	0.2
10,513	Mueller Water Products, Inc. - Class A	250,420	0.1
1,047 (1)	MYR Group, Inc.	228,769	0.1
2,644 (1)(2)	NANO Nuclear Energy, Inc.	63,482	0.0
379	National Presto Industries, Inc.	40,462	0.0
5,868 (1)	Newpark Resources, Inc.	69,947	0.0
9,884 (1)	Nextracker, Inc. - Class A	860,995	0.4
707 (1)	Northwest Pipe Co.	44,180	0.0
12,709 (1)	NOW, Inc.	168,394	0.1
8,606 (1)(2)	NuScale Power Corp.	121,947	0.1
7,175 (1)	OPENLANE, Inc.	213,671	0.1
2,781 (1)	Orion Group Holdings, Inc.	27,643	0.0
1,811 (1)(2)	Palladyne AI Corp.	7,715	0.0
1,553	Park Aerospace Corp.	33,141	0.0
1,413 (1)	Perma-Fix Environmental Services, Inc.	17,790	0.0
11,070	Pitney Bowes, Inc.	117,010	0.1
15,891 (1)	Planet Labs PBC	313,371	0.2
75,501 (1)	Plug Power, Inc.	148,737	0.1
653	Powell Industries, Inc.	208,163	0.1
542 (1)	Power Solutions International, Inc.	30,970	0.0
166	Preformed Line Products Co.	34,314	0.0
3,656	Primoris Services Corp.	453,856	0.2
1,731 (1)	Proficient Auto Logistics, Inc.	16,687	0.0
1,714 (1)	Proto Labs, Inc.	86,711	0.1
2,225	Quad/Graphics, Inc.	13,951	0.0
3,236	Quanex Building Products Corp.	49,770	0.0
3,039 (1)	Radiant Logistics, Inc.	19,237	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,670 (1)	Redwire Corp.	$35,492	0.0
8,769 (1)	Resideo Technologies, Inc.	307,967	0.2
296 (1)(2)	Resolute Holdings Management, Inc.	61,103	0.0
3,283	REV Group, Inc.	199,639	0.1
10,093 (1)	Richtech Robotics, Inc. - Class B	32,600	0.0
4,279	Rush Enterprises, Inc. - Class A	230,809	0.1
424	Rush Enterprises, Inc. - Class B	23,854	0.0
11,108 (1)	RXO, Inc.	140,405	0.1
4,956 (1)	Satellogic, Inc. - Class A	9,268	0.0
11,560 (1)	Shoals Technologies Group, Inc. - Class A	98,260	0.1
2,749 (1)	SkyWest, Inc.	276,027	0.1
4,788 (1)	SKYX Platforms Corp.	10,390	0.0
1,957 (1)	Spire Global, Inc.	14,678	0.0
3,266 (1)	SPX Technologies, Inc.	653,396	0.3
811	Standex International Corp.	176,214	0.1
2,020 (1)	Sterling Infrastructure, Inc.	618,585	0.3
3,462 (1)	Sun Country Airlines Holdings, Inc.	49,818	0.0
15,030 (1)	Sunrun, Inc.	276,552	0.1
1,653 (2)	Tecnoglass, Inc.	83,179	0.0
1,318	Tennant Co.	97,137	0.1
4,370	Terex Corp.	233,271	0.1
2,363 (1)	Thermon Group Holdings, Inc.	87,809	0.1
3,334 (1)	Titan International, Inc.	26,105	0.0
1,557 (1)	Titan Machinery, Inc.	23,417	0.0
660 (1)	Transcat, Inc.	37,442	0.0
2,056	TriNet Group, Inc.	121,571	0.1
5,475	Trinity Industries, Inc.	144,759	0.1
2,499 (1)	TrueBlue, Inc.	11,370	0.0
3,051	Tutor Perini Corp.	204,478	0.1
3,850	UFP Industries, Inc.	350,543	0.2
994	UniFirst Corp.	191,743	0.1
559	Universal Logistics Holdings, Inc.	8,491	0.0
8,409 (1)	Upwork, Inc.	166,666	0.1
1,201 (1)	V2X, Inc.	65,515	0.0
10,874 (1)	Verra Mobility Corp.	243,686	0.1
7,902	Vestis Corp.	52,706	0.0
1,587 (1)	Vicor Corp.	173,935	0.1
783 (1)(2)	Voyager Technologies, Inc. - Class A	20,468	0.0
1,554	VSE Corp.	268,485	0.1
2,794	Wabash National Corp.	24,168	0.0
1,842	Watts Water Technologies, Inc. - Class A	508,429	0.3
3,952	Werner Enterprises, Inc.	118,600	0.1
973 (1)	Willdan Group, Inc.	100,861	0.1

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
215	Willis Lease Finance Corp.	$29,163	0.0
2,132	Worthington Industries, Inc.	109,947	0.1
2,965 (1)	Xometry, Inc. - Class A	176,329	0.1
10,126	Zurn Elkay Water Solutions Corp.	470,758	0.2
		33,613,444	16.7

	Information Technology: 14.4%
9,407 (1)	8x8, Inc.	18,532	0.0
2,047 (1)	908 Devices, Inc.	10,747	0.0
4,996	A10 Networks, Inc.	88,379	0.1
7,081 (1)	ACI Worldwide, Inc.	338,543	0.2
3,481 (1)	ACM Research, Inc. - Class A	137,325	0.1
7,452	Adeia, Inc.	128,547	0.1
5,271 (1)	ADTRAN Holdings, Inc.	45,805	0.0
2,553	Advanced Energy Industries, Inc.	534,522	0.3
2,013 (1)(2)	Aehr Test Systems	40,642	0.0
844 (1)	Aeluma, Inc.	14,491	0.0
2,508 (1)(2)	Aeva Technologies, Inc.	33,306	0.0
1,792 (1)	Agilysys, Inc.	212,961	0.1
1,466 (1)	Airship AI Holdings, Inc.	4,237	0.0
3,245 (1)	Alarm.com Holdings, Inc.	165,560	0.1
4,624 (1)	Alkami Technology, Inc.	106,676	0.1
1,713 (1)	Alpha & Omega Semiconductor Ltd.	33,935	0.0
2,769 (1)	Ambarella, Inc.	196,156	0.1
5,927 (1)	Amplitude, Inc. - Class A	68,635	0.0
2,714 (1)	Appian Corp. - Class A	96,130	0.1
16,005 (1)(2)	Applied Digital Corp.	392,443	0.2
3,999 (1)	Applied Optoelectronics, Inc.	139,405	0.1
6,820 (1)	Arlo Technologies, Inc.	95,412	0.1
1,866 (1)	Arteris, Inc.	28,923	0.0
6,258 (1)	Asana, Inc. - Class A	85,797	0.0
2,920 (1)	ASGN, Inc.	140,656	0.1
2,194 (1)(2)	Atomera, Inc.	4,849	0.0
9,154 (1)	AvePoint, Inc.	127,149	0.1
907 (1)	Aviat Networks, Inc.	19,392	0.0
2,100 (1)	Axcelis Technologies, Inc.	168,714	0.1
3,985 (1)	Backblaze, Inc. - Class A	18,570	0.0
2,003	Badger Meter, Inc.	349,343	0.2
831	Bel Fuse, Inc. - Class B	140,963	0.1
2,648	Belden, Inc.	308,624	0.2
2,411	Benchmark Electronics, Inc.	103,094	0.1
29,094 (1)(2)	BigBear.ai Holdings, Inc.	157,108	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,348 (1)	BigCommerce Holdings, Inc.	$22,034	0.0
21,256 (1)	Bit Digital, Inc.	40,174	0.0
6,555 (1)(2)	Bitdeer Technologies Group - Class A	73,482	0.0
211 (1)	BK Technologies Corp.	15,738	0.0
2,690 (1)	Blackbaud, Inc.	170,331	0.1
3,622 (1)	Blackline, Inc.	200,260	0.1
4,816 (1)(2)	Blaize Holdings, Inc.	9,391	0.0
14,525 (1)	Blend Labs, Inc. - Class A	44,156	0.0
9,554 (1)	Box, Inc. - Class A	285,760	0.1
5,521 (1)	Braze, Inc. - Class A	189,315	0.1
8,268 (1)	C3.ai, Inc. - Class A	111,453	0.1
4,064 (1)	Calix, Inc.	215,108	0.1
2,948 (1)	Cerence, Inc.	31,514	0.0
1,556 (1)	CEVA, Inc.	33,485	0.0
21,850 (1)	Cipher Mining, Inc.	322,506	0.2
18,897 (1)(2)	Cleanspark, Inc.	191,238	0.1
5,869	Clear Secure, Inc. - Class A	205,885	0.1
867 (1)	Clearfield, Inc.	25,273	0.0
18,241 (1)	Clearwater Analytics Holdings, Inc. - Class A	439,973	0.2
285	Climb Global Solutions, Inc.	29,295	0.0
3,176 (1)	Cohu, Inc.	73,906	0.0
14,617 (1)	CommScope Holding Co., Inc.	265,006	0.1
3,048 (1)	CommVault Systems, Inc.	382,097	0.2
3,170 (1)	CompoSecure, Inc. - Class A	61,118	0.0
1,459 (1)	Consensus Cloud Solutions, Inc.	31,835	0.0
19,300 (1)	Core Scientific, Inc.	281,008	0.1
3,274 (1)	Corsair Gaming, Inc.	19,448	0.0
10,317 (1)	Credo Technology Group Holding Ltd.	1,484,513	0.7
1,260 (1)	CS Disco, Inc.	9,778	0.0
2,041	CTS Corp.	87,498	0.0
88 (1)(2)	Daily Journal Corp.	42,884	0.0
2,685 (1)	Daktronics, Inc.	53,082	0.0
1,699 (1)	Diebold Nixdorf, Inc.	115,345	0.1
2,503 (1)	Digi International, Inc.	108,355	0.1
1,133 (1)	Digimarc Corp.	7,432	0.0
7,147 (1)	Digital Turbine, Inc.	35,735	0.0
4,469 (1)	DigitalOcean Holdings, Inc.	215,048	0.1
3,115 (1)	Diodes, Inc.	153,694	0.1
2,430 (1)	Domo, Inc. - Class B	20,485	0.0
22,583 (1)	D-Wave Quantum, Inc.	590,545	0.3
3,492 (1)	Eastman Kodak Co.	29,542	0.0
969 (1)	eGain Corp.	9,971	0.0
1,814	ePlus, Inc.	159,088	0.1
1,463 (1)(2)	EverCommerce, Inc.	17,717	0.0
9,679 (1)	Evolv Technologies Holdings, Inc.	69,302	0.0

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,588 (1)	Expensify, Inc. - Class A	$6,928	0.0
8,979 (1)	Extreme Networks, Inc.	149,500	0.1
2,443 (1)	Fabrinet	1,112,249	0.6
9,578 (1)	Fastly, Inc. - Class A	97,504	0.1
5,165 (1)	Five9, Inc.	103,558	0.1
5,290 (1)	FormFactor, Inc.	295,076	0.2
456 (1)	Frequency Electronics, Inc.	24,551	0.0
14,021 (1)	Freshworks, Inc. - Class A	171,757	0.1
4,747 (1)	Grid Dynamics Holdings, Inc.	42,865	0.0
1,932	Hackett Group, Inc.	37,925	0.0
7,806 (1)	Harmonic, Inc.	77,201	0.0
6,418 (1)	Hut 8 Corp.	294,843	0.2
1,702 (1)	I3 Verticals, Inc. - Class A	42,873	0.0
2,364 (1)	Ichor Holdings Ltd.	43,569	0.0
2,320	Immersion Corp.	15,776	0.0
1,793 (1)	Impinj, Inc.	312,000	0.2
13,678 (1)(2)	indie Semiconductor, Inc. - Class A	48,283	0.0
756 (1)	Inseego Corp.	7,764	0.0
1,911 (1)	Insight Enterprises, Inc.	155,689	0.1
3,800 (1)	Intapp, Inc.	174,116	0.1
1,762	InterDigital, Inc.	560,986	0.3
22,790 (1)(2)	IonQ, Inc.	1,022,587	0.5
3,044 (1)	Itron, Inc.	282,666	0.1
5,411 (1)	Jamf Holding Corp.	70,397	0.0
6,236 (1)	Kaltura, Inc.	10,227	0.0
1,786 (1)	Kimball Electronics, Inc.	49,687	0.0
5,907 (1)	Knowles Corp.	126,587	0.1
11,757 (1)	Kopin Corp.	27,511	0.0
3,444	Kulicke & Soffa Industries, Inc.	156,909	0.1
1,288 (1)(2)	Life360, Inc.	82,612	0.0
4,412 (1)	LiveRamp Holdings, Inc.	129,580	0.1
25,239 (1)	Marathon Digital Holdings, Inc.	226,646	0.1
5,565 (1)	MaxLinear, Inc.	96,998	0.1
2,790 (1)(2)	Mercurity Fintech Holding, Inc.	13,866	0.0
2,386	Methode Electronics, Inc.	15,843	0.0
17,741 (1)	MicroVision, Inc.	14,691	0.0
16,139 (1)	Mirion Technologies, Inc.	377,975	0.2
3,410 (1)	Mitek Systems, Inc.	35,976	0.0
5,109 (1)	N-able, Inc.	38,215	0.0
2,374	Napco Security Technologies, Inc.	98,996	0.1
10,596 (1)	Navitas Semiconductor Corp.	75,655	0.0
5,075 (1)	NCR Atleos Corp.	193,408	0.1
9,871 (1)	NCR Corp.	100,684	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,878 (1)	NETGEAR, Inc.	$46,067	0.0
4,756 (1)	NetScout Systems, Inc.	128,697	0.1
6,233 (1)	NextNav, Inc.	103,717	0.1
3,229 (1)	nLight, Inc.	121,120	0.1
2,451 (1)	Novanta, Inc.	291,644	0.2
335	NVE Corp.	19,876	0.0
2,570	OneSpan, Inc.	32,999	0.0
2,101 (1)	Ooma, Inc.	24,645	0.0
1,099 (1)	OSI Systems, Inc.	280,311	0.1
3,615 (1)	Ouster, Inc.	78,229	0.0
3,329 (1)	Pagaya Technologies Ltd. - Class A	69,576	0.0
5,881 (1)	PagerDuty, Inc.	77,100	0.0
2,769 (1)	PAR Technology Corp.	100,459	0.1
779	PC Connection, Inc.	44,995	0.0
2,244 (1)	PDF Solutions, Inc.	64,021	0.0
3,612 (1)	Penguin Solutions, Inc.	70,651	0.0
3,894 (1)	Photronics, Inc.	124,608	0.1
1,835 (1)	Plexus Corp.	269,745	0.1
5,498 (1)	Porch Group, Inc.	50,197	0.0
3,767	Power Integrations, Inc.	133,879	0.1
8,789 (1)	Powerfleet, Inc. NJ	46,757	0.0
2,922 (1)	Progress Software Corp.	125,529	0.1
4,270 (1)	Q2 Holdings, Inc.	308,123	0.2
2,501 (1)	Qualys, Inc.	332,383	0.2
13,492 (1)(2)	Quantum Computing, Inc.	138,428	0.1
7,320 (1)	Rambus, Inc.	672,635	0.3
4,415 (1)	Rapid7, Inc.	67,108	0.0
6,749 (1)	Red Cat Holdings, Inc.	53,520	0.0
793	Red Violet, Inc.	45,161	0.0
11,968 (1)	Rezolve AI PLC	30,758	0.0
6,954 (1)	Ribbon Communications, Inc.	20,028	0.0
21,606 (1)	Rigetti Computing, Inc.	478,573	0.2
3,438 (1)	Rimini Street, Inc.	13,339	0.0
23,725 (1)	Riot Platforms, Inc.	300,596	0.2
1,254 (1)	Rogers Corp.	114,829	0.1
3,551 (1)	Sanmina Corp.	532,899	0.3
1,497 (1)	ScanSource, Inc.	58,473	0.0
3,248 (1)	SEMrush Holdings, Inc. - Class A	38,619	0.0
5,897 (1)	Semtech Corp.	434,550	0.2
2,217 (1)	Silicon Laboratories, Inc.	289,762	0.1
1,461 (1)	SiTime Corp.	516,011	0.3
1,894 (1)	SkyWater Technology, Inc.	34,395	0.0
25,210 (1)(2)	SoundHound AI, Inc. - Class A	251,344	0.1
824 (1)	SoundThinking, Inc.	6,617	0.0
7,920 (1)	Sprinklr, Inc. - Class A	61,618	0.0
3,550 (1)	Sprout Social, Inc. - Class A	40,008	0.0
2,627 (1)	SPS Commerce, Inc.	234,145	0.1
2,631 (1)	Synaptics, Inc.	194,747	0.1

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,015 (1)	Telos Corp.	$20,476	0.0
8,170 (1)	Tenable Holdings, Inc.	192,240	0.1
20,361 (1)	Terawulf, Inc.	233,948	0.1
1,283 (1)	TSS, Inc.	9,071	0.0
6,945 (1)	TTM Technologies, Inc.	479,205	0.2
625 (1)	Tucows, Inc. - Class A	14,013	0.0
1,093 (1)	Turtle Beach Corp.	15,335	0.0
3,009 (1)	Ultra Clean Holdings, Inc.	76,218	0.0
4,802 (1)	Unisys Corp.	13,254	0.0
7,617 (1)	Varonis Systems, Inc.	249,838	0.1
3,900 (1)	Veeco Instruments, Inc.	111,462	0.1
4,468 (1)	Vertex, Inc. - Class A	89,226	0.1
544 (1)	Via Transportation, Inc. - Class A	15,781	0.0
1,165 (1)	Viant Technology, Inc. - Class A	14,027	0.0
8,251 (1)	Viasat, Inc.	284,329	0.1
14,770 (1)	Viavi Solutions, Inc.	263,201	0.1
8,211	Vishay Intertechnology, Inc.	118,977	0.1
916 (1)	Vishay Precision Group, Inc.	35,266	0.0
4,129 (1)	VTEX - Class A	15,525	0.0
4,694 (1)(2)	Vuzix Corp.	17,743	0.0
4,068 (1)	Weave Communications, Inc.	30,876	0.0
696 (1)	Whitefiber, Inc.	10,997	0.0
3,455 (1)	Workiva, Inc.	297,994	0.2
8,136 (2)	Xerox Holdings Corp.	19,282	0.0
3,296 (1)	Xperi, Inc.	19,315	0.0
7,402 (1)	Yext, Inc.	59,660	0.0
12,864 (1)	Zeta Global Holdings Corp. - Class A	261,782	0.1
		29,101,635	14.4

	Materials: 4.3%
1,835	AdvanSix, Inc.	31,746	0.0
801 (1)	Alpha Metallurgical Resources, Inc.	160,104	0.1
7,640 (1)	American Battery Technology Co.	25,518	0.0
2,504 (1)	American Vanguard Corp.	9,565	0.0
10,250	Ardagh Metal Packaging SA	42,025	0.0
2,607 (1)	Arq, Inc.	8,525	0.0
6,126 (1)	ASP Isotopes, Inc.	32,774	0.0
4,659 (1)	Aspen Aerogels, Inc.	13,185	0.0
6,231	Avient Corp.	194,656	0.1
2,214	Balchem Corp.	339,539	0.2
3,569	Cabot Corp.	236,553	0.1
1,280	Caledonia Mining Corp. PLC	33,498	0.0
3,550 (1)	Century Aluminum Co.	139,089	0.1
10,259	Chemours Co.	120,954	0.1
1,138 (1)	Clearwater Paper Corp.	19,801	0.0
43,387 (1)	Coeur Mining, Inc.	773,590	0.4

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
7,531	Commercial Metals Co.	$521,296	0.3
2,345 (1)	Compass Minerals International, Inc.	46,056	0.0
9,402 (1)	Constellium SE	177,228	0.1
617 (1)	Contango ORE, Inc.	16,295	0.0
3,014 (1)	Critical Metals Corp.	20,917	0.0
6,600 (1)	Dakota Gold Corp.	37,488	0.0
8,061 (1)	Ecovyst, Inc.	78,434	0.1
8,727	Ferroglobe PLC	40,493	0.0
1,054 (1)	Flotek Industries, Inc.	18,160	0.0
1,964	Greif, Inc. - Class A	132,963	0.1
1,339	Hawkins, Inc.	190,218	0.1
3,718	HB Fuller Co.	221,072	0.1
42,670	Hecla Mining Co.	818,837	0.4
971 (1)	Idaho Strategic Resources, Inc.	39,131	0.0
2,489 (1)	Ingevity Corp.	147,299	0.1
1,656	Innospec, Inc.	126,750	0.1
773 (1)	Intrepid Potash, Inc.	21,435	0.0
7,007 (1)	Ivanhoe Electric, Inc. / US	111,972	0.1
1,089	Kaiser Aluminum Corp.	125,083	0.1
3,879 (1)	Knife River Corp.	272,888	0.1
1,432	Koppers Holdings, Inc.	38,779	0.0
2,205 (1)	Lifezone Metals Ltd.	9,415	0.0
4,022 (1)	LSB Industries, Inc.	34,187	0.0
2,341 (1)(2)	Magnera Corp.	35,443	0.0
1,421	Materion Corp.	176,659	0.1
3,784	Mativ Holdings, Inc.	45,976	0.0
2,194	Minerals Technologies, Inc.	133,724	0.1
2,635	Myers Industries, Inc.	49,327	0.0
7,171 (1)	NioCorp Developments Ltd.	38,006	0.0
20,171 (1)	Novagold Resources, Inc.	187,994	0.1
10,525 (1)	O-I Glass, Inc.	155,349	0.1
773	Olympic Steel, Inc.	33,073	0.0
3,912	Orion SA	20,655	0.0
9,552 (1)	Perimeter Solutions, Inc.	262,967	0.1
5,611 (1)	Perpetua Resources Corp.	135,842	0.1
8,943 (1)(2)	PureCycle Technologies, Inc.	76,820	0.0
945	Quaker Chemical Corp.	129,758	0.1
2,677 (1)	Ramaco Resources, Inc. - Class A	48,186	0.0
3,577 (1)	Ranpak Holdings Corp.	19,352	0.0
4,848 (1)	Rayonier Advanced Materials, Inc.	28,555	0.0
1,943	Ryerson Holding Corp.	48,886	0.0
2,866	Sensient Technologies Corp.	269,261	0.1
13,901 (1)	SSR Mining, Inc.	304,710	0.2
1,486	Stepan Co.	70,377	0.0
5,941	SunCoke Energy, Inc.	42,775	0.0

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
2,338	Sylvamo Corp.	$112,575	0.1
2,701 (1)	TimkenSteel Corp.	46,349	0.0
1,713	Titan America SA	28,230	0.0
2,117 (1)	Tredegar Corp.	15,200	0.0
2,147	TriMas Corp.	76,111	0.0
8,385	Tronox Holdings PLC	34,965	0.0
7,914 (1)	United States Antimony Corp.	39,728	0.0
745	United States Lime & Minerals, Inc.	89,206	0.1
854 (1)	US Gold Corp.	16,576	0.0
5,909 (1)	USA Rare Earth, Inc.	70,317	0.0
3,023	Vox Royalty Corp.	14,329	0.0
3,553	Warrior Met Coal, Inc.	313,268	0.2
2,279	Worthington Steel, Inc.	78,899	0.1
		8,676,966	4.3

	Real Estate: 5.5%
9,006	Acadia Realty Trust	184,983	0.1
5,103	Alexander & Baldwin, Inc.	105,326	0.1
170	Alexander's, Inc.	37,050	0.0
3,627	American Assets Trust, Inc.	68,659	0.0
11,084	American Healthcare REIT, Inc.	521,613	0.3
7,477 (1)	Anywhere Real Estate, Inc.	105,874	0.1
9,675	Apartment Investment and Management Co. - Class A	57,469	0.0
15,028	Apple Hospitality REIT, Inc.	178,082	0.1
5,768 (2)	Armada Hoffler Properties, Inc.	38,184	0.0
5,153	Braemar Hotels & Resorts, Inc.	14,789	0.0
12,329	Brandywine Realty Trust	36,001	0.0
12,805	Broadstone Net Lease, Inc.	222,423	0.1
14,479	CareTrust REIT, Inc.	523,561	0.3
1,508	CBL & Associates Properties, Inc.	55,796	0.0
1,178	Centerspace	78,596	0.0
3,429	Chatham Lodging Trust	23,351	0.0
3,132	City Office REIT, Inc.	21,893	0.0
2,078	Community Healthcare Trust, Inc.	34,121	0.0
32,277 (1)	Compass, Inc. - Class A	341,168	0.2
7,624	COPT Defense Properties	211,947	0.1
2,169	CTO Realty Growth, Inc.	39,931	0.0
6,713	Curbline Properties Corp.	155,809	0.1
15,886 (1)	Cushman & Wakefield Ltd.	257,194	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
13,952	DiamondRock Hospitality Co.	$125,010	0.1
15,664	Diversified Healthcare Trust	75,970	0.0
5,544 (1)	Douglas Elliman, Inc.	13,139	0.0
11,082	Douglas Emmett, Inc.	121,791	0.1
2,808	Easterly Government Properties, Inc.	59,501	0.0
6,085	Elme Communities	105,879	0.1
9,435	Empire State Realty Trust, Inc. - Class A	61,516	0.0
13,477	Essential Properties Realty Trust, Inc.	399,728	0.2
5,587	eXp World Holdings, Inc.	50,562	0.0
3,273	Farmland Partners, Inc.	31,715	0.0
1,503 (1)	Forestar Group, Inc.	37,019	0.0
6,903	Four Corners Property Trust, Inc.	159,183	0.1
1,097 (1)	FRP Holdings, Inc.	25,001	0.0
3,691	Getty Realty Corp.	101,023	0.1
3,213	Gladstone Commercial Corp.	34,283	0.0
2,650	Gladstone Land Corp.	24,247	0.0
959	Global Medical REIT, Inc.	32,357	0.0
13,531	Global Net Lease, Inc.	116,367	0.1
3,310 (1)	Hudson Pacific Properties, Inc.	35,847	0.0
15,896	Independence Realty Trust, Inc.	277,862	0.1
4,574	Industrial Logistics Properties Trust	25,340	0.0
1,906	Innovative Industrial Properties, Inc.	90,268	0.1
5,216	InvenTrust Properties Corp.	147,143	0.1
4,366 (2)	JBG SMITH Properties	74,266	0.0
8,722	Kennedy-Wilson Holdings, Inc.	84,342	0.0
14,580	Kite Realty Group Trust	349,483	0.2
3,911	L.P. Industrial Trust	193,907	0.1
3,182	LTC Properties, Inc.	109,397	0.1
17,547	Macerich Co.	323,918	0.2
1,767	Marcus & Millichap, Inc.	48,221	0.0
3,212	National Health Investors, Inc.	245,300	0.1
1,103	NET Lease Office Properties	28,446	0.0
5,626 (2)	NetSTREIT Corp.	99,243	0.1
9,342	Newmark Group, Inc. - Class A	161,990	0.1
1,678	NexPoint Residential Trust, Inc.	50,508	0.0
1,646	One Liberty Properties, Inc.	33,397	0.0
9,667	Outfront Media, Inc.	232,975	0.1

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,853	Peakstone Realty Trust	$40,941	0.0
7,971	Pebblebrook Hotel Trust	90,232	0.1
8,533	Phillips Edison & Co., Inc.	303,519	0.2
8,956	Piedmont Office Realty Trust, Inc. - Class A	74,693	0.0
2,895	Plymouth Industrial REIT, Inc.	63,343	0.0
5,321	PotlatchDeltic Corp.	211,669	0.1
7,777 (1)	Real Brokerage, Inc.	28,386	0.0
9,854	RLJ Lodging Trust	73,412	0.0
1,410	RMR Group, Inc. - Class A	21,009	0.0
4,030	Ryman Hospitality Properties, Inc.	381,319	0.2
16,128	Sabra Health Care REIT, Inc.	305,464	0.2
4,181	Safehold, Inc.	57,238	0.0
1,153	Saul Centers, Inc.	36,354	0.0
11,517	Service Properties Trust	21,191	0.0
3,922	Sila Realty Trust, Inc.	91,422	0.1
3,366	SITE Centers Corp.	21,610	0.0
4,891	SL Green Realty Corp.	224,350	0.1
1,869	Smartstop Self Storage REIT, Inc.	57,827	0.0
2,646	St Joe Co.	157,093	0.1
639 (1)	Stratus Properties, Inc.	15,451	0.0
7,579	Summit Hotel Properties, Inc.	36,910	0.0
13,054	Sunstone Hotel Investors, Inc.	116,703	0.1
7,686	Tanger Factory Outlet Centers, Inc.	256,482	0.1
1,675 (1)	Tejon Ranch Co.	26,415	0.0
7,011	Terreno Realty Corp.	411,616	0.2
5,594	UMH Properties, Inc.	89,001	0.1
1,077	Universal Health Realty Income Trust	42,229	0.0
8,700	Urban Edge Properties	166,953	0.1
5,576	Veris Residential, Inc.	82,971	0.0
3,727	Whitestone REIT	51,768	0.0
6,794	Xenia Hotels & Resorts, Inc.	96,067	0.1
		11,153,602	5.5

	Utilities: 2.9%
2,612	American States Water Co.	189,318	0.1
5,464	Avista Corp.	210,583	0.1
4,905	Black Hills Corp.	340,505	0.2
8,280	Brookfield Infrastructure Corp. - Class A	375,912	0.2
4,244 (1)	Cadiz, Inc.	23,809	0.0
4,091	California Water Service Group	177,263	0.1
1,613	Chesapeake Utilities Corp.	201,238	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
1,108	Consolidated Water Co. Ltd.	$39,101	0.0
1,586	Genie Energy Ltd. - Class B	21,855	0.0
2,175 (1)	Hallador Energy Co.	41,412	0.0
12,002 (1)	Hawaiian Electric Industries, Inc.	147,625	0.1
2,568	MGE Energy, Inc.	201,383	0.1
1,236	Middlesex Water Co.	62,319	0.0
5,592 (1)	Montauk Renewables, Inc.	9,339	0.0
6,798	New Jersey Resources Corp.	313,524	0.2
2,829	Northwest Natural Holding Co.	132,227	0.1
4,226	NorthWestern Corp.	272,746	0.1
7,357 (1)	Oklo, Inc.	527,938	0.3
4,007	ONE Gas, Inc.	309,541	0.1
4,157	Ormat Technologies, Inc.	459,224	0.2
2,632	Otter Tail Corp.	212,692	0.1
6,351	PNM Resources, Inc.	373,947	0.2
7,459	Portland General Electric Co.	357,957	0.2
1,843 (1)	Pure Cycle Corp.	20,255	0.0
2,282	SJW Group	111,795	0.0
4,371	Southwest Gas Holdings, Inc.	349,767	0.2
3,932	Spire, Inc.	325,176	0.2
1,197	Unitil Corp.	57,983	0.0
1,197 (2)	York Water Co.	38,112	0.0
		5,904,546	2.9

	Total Common Stock
	(Cost $147,281,553)	196,226,535	97.3

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0
3,559 (3)(4)	Inhibrx, Inc. CVR	14,628	0.0
		21,408	0.0

	Total Rights
	(Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	828	0.0

	Total Warrants
	(Cost $—)	828	0.0

	Total Long-Term Investments
	(Cost $147,281,553)	196,248,771	97.3

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.3%
	Repurchase Agreements: 2.8%
1,370,302 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/2025, 3.850%, due 01/02/2026 (Repurchase Amount $1,370,591, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.000%-7.003%, Market Value plus accrued interest $1,397,708, due 12/01/30-11/20/75)	$1,370,302	0.7
1,457,768 (5)	Citadel Securities LLC, Repurchase Agreement dated 12/31/2025, 3.940%, due 01/02/2026 (Repurchase Amount $1,458,083, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $1,487,335, due 01/31/26-11/15/55)	1,457,768	0.7
1,370,302 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 12/31/2025, 3.820%, due 01/02/2026 (Repurchase Amount $1,370,589, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,397,708, due 10/15/26-12/20/55)	1,370,302	0.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
367,450 (5)	Natwest Markets Securities Inc., Repurchase Agreement dated 12/31/2025, 3.840%, due 01/02/2026 (Repurchase Amount $367,527, collateralized by various U.S. Government Securities, 0.625%-4.875%, Market Value plus accrued interest $374,799, due 04/30/26-11/15/34)	$367,450	0.2
1,073,628 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 12/31/2025, 3.830%, due 01/02/2026 (Repurchase Amount $1,073,853, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,095,101, due 01/15/26-03/15/67)	1,073,628	0.5
	Total Repurchase Agreements
	(Cost $5,639,450)	5,639,450	2.8

	Time Deposits: 0.2%
100,000 (5)	Landesbank Hessen Thueringen Girozentrale, 3.640%, 01/02/2026	100,000	0.0
100,000 (5)	Mizuho Bank Ltd., 3.640%, 01/02/2026	100,000	0.0
120,000 (5)	National Bank of Canada, 3.630%, 01/02/2026	120,000	0.1
140,000 (5)	Royal Bank of Canada, 3.850%, 01/02/2026	140,000	0.1
	Total Time Deposits
	(Cost $460,000)	460,000	0.2

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.3%
4,504,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 3.650%
	(Cost $4,504,000)	$4,504,000	2.3
	Total Short-Term Investments
	(Cost $10,603,450)	$10,603,450	5.3
	Total Investments in Securities
	(Cost $157,885,003)	$206,852,221	102.6
	Liabilities in Excess of Other Assets	(5,239,712)	(2.6)
	Net Assets	$201,612,509	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of December 31, 2025, the Portfolio held restricted securities with a fair value of $24,555 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of December 31, 2025.

See Accompanying Notes to Financial Statements

98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,451,499	$—	$—	$5,451,499
Consumer Discretionary	17,888,165	—	—	17,888,165
Consumer Staples	3,620,597	—	—	3,620,597
Energy	9,444,010	—	—	9,444,010
Financials	34,564,874	—	—	34,564,874
Health Care	36,804,050	—	3,147	36,807,197
Industrials	33,613,444	—	—	33,613,444
Information Technology	29,101,635	—	—	29,101,635
Materials	8,676,966	—	—	8,676,966
Real Estate	11,153,602	—	—	11,153,602
Utilities	5,904,546	—	—	5,904,546
Total Common Stock	196,223,388	—	3,147	196,226,535
Rights	—	—	21,408	21,408
Warrants	—	828	—	828
Short-Term Investments	4,504,000	6,099,450	—	10,603,450
Total Investments, at fair value	$200,727,388	$6,100,278	$24,555	$206,852,221
Liabilities Table
Other Financial Instruments+
Futures	$(160,351)	$—	$—	$(160,351)
Total Liabilities	$(160,351)	$—	$—	$(160,351)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2025, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Akero Therapeutics, Inc.	12/10/2025	$—	$3,147
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$24,555

At December 31, 2025, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
E-mini Russell 2000 Index	43	03/20/26	$5,370,700	$(160,351)
			$5,370,700	$(160,351)

See Accompanying Notes to Financial Statements

99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of December 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$160,351
Total Liability Derivatives		$160,351

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the year ended December 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$72,443
Total	$72,443

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$180,679
Total	$180,679

At December 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $160,289,203.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,766,729
Gross Unrealized Depreciation	(19,364,062)
Net Unrealized Appreciation	$46,402,667

See Accompanying Notes to Financial Statements

100

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended December 31, 2025 were as follows:

Portfolio Name	Type	Per Share Amount
Voya VACS Index Series EM Portfolio	NII	$0.2181
	LTCG	$0.0018

Voya VACS Index Series I Portfolio	NII	$0.3791

Voya VACS Index Series MC Portfolio	NII	$0.1932
	STCG	$0.1221
	LTCG	$0.1977

Voya VACS Index Series S Portfolio	NII	$0.1784
	STCG	$0.0759
	LTCG	$0.5327

Voya VACS Index Series SC Portfolio	NII	$0.2797
	STCG	$0.3055
	LTCG	$0.9027

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended December 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya VACS Index Series MC Portfolio	48.70%
Voya VACS Index Series S Portfolio	68.26%
Voya VACS Index Series SC Portfolio	25.35%

The Portfolios designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Index Series EM Portfolio	$67,094
Voya VACS Index Series MC Portfolio	$7,136,496
Voya VACS Index Series S Portfolio	$143,390,093
Voya VACS Index Series SC Portfolio	$14,306,850

Pursuant to Section 853 of the Internal Revenue Code, the Portfolios designate the following amounts as foreign taxes paid for the year ended December 31, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign Taxes		Derived from Foreign
	Paid	Per Share Amount	Sourced Income*
Voya VACS Index Series EM Portfolio	$1,715,360	$0.0476	77.08%
Voya VACS Index Series I Portfolio	$5,825,894	$0.0379	72.43%

* None of the Portfolios' income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld must be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

101

TAX INFORMATION (Unaudited) (continued)

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Portfolios. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

102

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 13, 2025, the Board of Directors/Trustees (“Board”) of Voya Investors Trust (the “Trust”) and Voya Variable Portfolios, Inc. (the “Company”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Index Series EM Portfolio, Voya VACS Index Series I Portfolio, Voya VACS Index Series MC Portfolio and Voya VACS Index Series SC Portfolio, each a series of the Company, and Voya VACS Index Series S Portfolio, a series of the Trust (the “Portfolios”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Company or Trust, on behalf of the Portfolios, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Portfolio (the “Sub-Adviser”), for an additional one-year period ending November 30, 2026.

In addition to the Board meeting on November 13, 2025, the Independent Directors/Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 16, 2025 and November 11, 2025. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Directors/Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Directors/Trustees request, and management provides, certain information that the Independent Directors/ Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Directors/Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Portfolio (“Selected Peer Group”) based on that Portfolio’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Portfolios, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Portfolios as set forth in the Management Contracts, including oversight of the Portfolios’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to

103

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Portfolios under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Company’s and the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Portfolio are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Portfolios and the level of resources committed to the Portfolios (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Portfolios.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Portfolio Performance

In assessing the investment management and sub-advisory relationships, with respect to each Portfolio that seeks investment results corresponding to the performance of an index (commonly referred to an as an “index fund”), the Board focused on the reasonableness of the differences between the Portfolio’s net performance and the total return of such index over certain time periods.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Portfolio grows larger and the extent to which any such economies are shared with the Portfolio.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Portfolio, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Portfolio to the Manager compared to the Portfolio’s Selected Peer Group and which additional services the Manager pays for on behalf of the Portfolios under the “bundled fee” arrangement in return for a single management fee (“Unified Fee Structure”). The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Portfolio, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. For each Portfolio, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Portfolio, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Portfolio. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Portfolio, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Portfolio both with and without taking into account the profitability of the distributor of the Portfolios and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

104

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Portfolios’ operations may not be fully reflected in the expenses allocated to each Portfolio in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Portfolios. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Portfolios. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Portfolios and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Portfolio-by-Portfolio Analysis

Set forth below are certain of the specific factors that the Board considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings in relation to approving each Portfolio’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2025. In addition, the Board also considered at its October 16, 2025, November 11, 2025, and/or November 13, 2025 meetings certain additional data regarding each Portfolio’s more recent performance, asset levels and asset flows. Each Portfolio’s management fee rate and expense ratios were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya VACS Index Series EM Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series EM Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series I Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series I Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations. In analyzing this performance data, the Board took into account that the Portfolio commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and

105

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

(c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series MC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series MC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the second quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series SC Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series SC Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the first quintile; (b) the Portfolio’s contractual management fee rate is ranked in the first quintile; and (c) the Portfolio’s net expense ratio is ranked in the first quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Voya VACS Index Series S Portfolio

In considering whether to approve the renewal of the Contracts for Voya VACS Index Series S Portfolio, the Board considered the difference between the Portfolio’s performance and the performance of its index, and management’s representations that such difference was reasonable and within expectations.

In analyzing this performance data, the Board took into account that the Portfolio commenced operations in January 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Portfolio, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Portfolio, as compared to its Selected Peer Group, including that: (a) the Portfolio’s net management fee rate is ranked in the third quintile; (b) the Portfolio’s contractual management fee rate is ranked in the second quintile; and (c) the Portfolio’s net expense ratio is ranked in the second quintile.

In analyzing this fee data, the Board took into account the expense borne by the Manager for the provision of services by certain third parties to the Portfolio, such as transfer agency, custody, accounting, and legal services, pursuant to the Portfolio’s Unified Fee Structure.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Portfolio and that approval of the continuation of the Contracts is in the best interests of each Portfolio and its shareholders. In doing so, the Board reviewed all factors it considered to be material,

106

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Portfolio’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Portfolio for the year ending November 30, 2026.

107

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (1225)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders of the Registrant was held September 11, 2025, at the offices of Voya Investment Management, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal: To elect Directors/Trustees to their respective Board of Directors/Trustees.*

FUND/REGISTRANT		Shares Voted FOR	Shares Voted AGAINST	Shares Voted Abstain / Withhold	Total Shares Voted
VOYA VARIABLE PORTFOLIOS, INC.	Colleen D. Baldwin	706,958,385.239	6,309,773.440	16,837,122.016	730,105,280.695
Election of Directors/Trustees	John V. Boyer	704,080,447.302	9,342,667.738	16,682,165.655	730,105,280.695
	Jody T. Foster	703,697,891.772	8,453,296.238	17,954,092.685	730,105,280.695
	Martin J. Gavin	700,971,973.642	10,444,696.953	18,688,610.100	730,105,280.695
	Dennis Johnson, CFA	700,750,598.221	11,587,218.877	17,767,463.597	730,105,280.695
	Joseph E. Obermeyer	703,470,020.084	9,059,679.935	17,575,580.676	730,105,280.695
	Sheryl K. Pressler	702,734,226.905	9,476,689.393	17,894,364.397	730,105,280.695
	Christopher P. Sullivan	704,371,105.349	8,414,607.724	17,319,567.622	730,105,280.695
	Mark R. Wetzel	703,863,930.169	7,816,724.973	18,424,625.553	730,105,280.695
	Christian G. Wilson	703,901,536.644	8,009,192.728	18,194,551.323	730,105,280.695

*Proposal passed

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $392,598 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: March 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: March 9, 2026